                                                     ---------------------------
                                                             OMB APPROVAL
                                                     ---------------------------
                                                     OMB Number: 3235-0570
                                                     Expires: September 30, 2007
                                                     Estimated average burden
                                                     hours per response: 19.4
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811 - 02729

                          Short-Term Investments Trust
               (Exact name of registrant as specified in charter)

                11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices) (Zip code)

      Karen Dunn Kelley 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626 - 1919

Date of fiscal year end: 8/31

Date of reporting period: 2/28/07

Item 1. Reports to Stockholders.

                                                           Cash Management Class
                                             Short-Term Investments Trust (STIT)
                                                         Liquid Assets Portfolio
                                                            STIC Prime Portfolio
                                                              Treasury Portfolio
                                                   Government & Agency Portfolio
                                               Government TaxAdvantage Portfolio

                                                               FEBRUARY 28, 2007

                                                               SEMIANNUAL REPORT

          Unless otherwise stated, information presented in this report is as of
                            February 28, 2007, and is based on total net assets.

       Unless otherwise stated, all data presented in this report are from A I M
                                                           Management Group Inc.

                                  [COVER IMAGE]

SEMI ANNUAL

Inside This Report
Letter to Shareholders .................................      1
Fund Data ..............................................      2
Fund Objectives and Strategies .........................      2
Fund Composition by Maturity ...........................      3
Letter from Independent Chairman of Board of Trustees ..      4
Calculating Your Ongoing Fund Expenses .................      5
Approval of Investment Advisory Agreement ..............      6
Schedule of Investments ................................    F.1
Financial Statements ...................................   F.23
Notes to Financial Statements ..........................   F.29
Financial Highlights ...................................   F.38
Trustees and Officers ..................................   F.42

 [AIM INVESTMENTS LOGO]
--registered trademark--

Short-Term Investments Trust

                                             Dear Shareholders:

                                             We are pleased to present this report on the performance of the Cash Management Class of the Short-Term Investments Trust, part of AIM Cash Management, for the six months ended February 28, 2007. Thank you for investing with us.

                                                Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for enhanced yields, each Fund continued to provide
  [KELLEY                                    competitive returns and maintain a relatively short maturity structure.
   PHOTO]
                                                Each Fund also continued to hold the highest credit-quality ratings given by three
Karen Dunn Kelley                            widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and
                                             AAA from FitchRatings. Fund ratings are subject to change and are based on several factors including an analysis of the Fund's overall credit quality, market price exposure and management.

                                             Market conditions affecting money market funds

                                             Short term interest rates were little changed during the six-month reporting period ended February 28, 2007.(1) During the reporting period, the U.S. Federal Reserve Board
                                             (the Fed) kept its federal funds target rate unchanged at 5.25% at five consecutive meetings--following 17 consecutive increases from June 2004 to June 2006.(2) In its
                                             January 31, 2007, statement, the Fed said that some inflation risks persist and that future target interest rate actions would depend on incoming economic data.(2)

                                                The economy continued to expand, albeit modestly, during the reporting period. Gross domestic product, the broadest measure of economic activity, grew at an annualized rate of 2.0% in the third quarter of 2006 and 2.5% in the fourth quarter.(3) While softness in the residential real estate market and weakness in the manufacturing sector weighed on the economy, they failed to slow it down significantly.

                                                Economic uncertainty contributed to an inverted yield curve throughout the reporting period--meaning that short-term Treasuries generally yielded more than long-term
                                             Treasuries, a reversal of the norm.(1) An inverted yield curve traditionally is an indicator of a forthcoming recession. However, declining oil prices, a generally positive stock market and strong corporate earnings provided support for the economy.
                                             At the close of the reporting period, three-month Treasury securities yielded 5.13%
                                             while 30-year Treasury bonds yielded 4.67%.(1)

                                             In conclusion

                                             All of us at AIM Investments are committed to the goals of safety, liquidity and yield in money market fund management. We are also dedicated to excellence in customer service. Should you have questions about this report or your account, please contact one of our Cash Management representatives at 800-659-1005.

                                             Sincerely,

                                             /S/ KAREN DUNN KELLEY


                                             Karen Dunn Kelley
                                             President, Fund Management Company

                                             April 16, 2007

                                             Sources:

                                             (1) Lehman Brothers Inc.;

                                             (2) U.S. Federal Reserve Board;

                                             (3) Bureau of Economic Analysis

                                             The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Short-Term Investment Trust

====================================================================================================================================
Fund Data

CASH MANAGEMENT CLASS DATA AS OF 2/28/07

                                                  YIELDS                          WEIGHTED AVERAGE MATURITY        TOTAL NET ASSETS
                                              7-DAY SEC YIELD
                                             LESS FEE WAIVERS                   RANGE DURING       AT CLOSE
                                7-DAY         AND/OR EXPENSE       MONTHLY        REPORTING      OF REPORTING
FUND                         SEC YIELD*       REIMBURSEMENTS        YIELD*         PERIOD           PERIOD
Liquid Assets                   5.17%              5.09%            5.16%        30-44 days         38 days        $  2.84 billion
STIC Prime                      5.17               5.08             5.16         12-18 days         14 days           1.69 billion
Treasury                        5.05               4.95             5.04         12-37 days         19 days           1.43 billion
Government & Agency             5.11               5.05             5.11         21-41 days         28 days         692.17 million
Government TaxAdvantage         5.06               4.79             5.03         14-43 days         26 days          91.41 million

Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher.
Please visit AIMinvestments.com for the most recent month-end performance. Investment returns will vary. Monthly returns represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses.

*    Had certain fees not been waived and/or certain expenses reimbursed currently or in the past, performance would have been lower.
====================================================================================================================================

FUND OBJECTIVES AND STRATEGIES

LIQUID ASSETS PORTFOLIO                      Government & AGENCY PORTFOLIO

Liquid Assets Portfolio seeks to provide     Government & Agency Portfolio seeks to
as high a level of current income as is      maximize current income consistent with
consistent with the preservation of          the preservation of capital and the
capital and liquidity.                       maintenance of liquidity.

   The Fund invests primarily in                The Fund invests in direct obligations
short-term money market instruments that     of the U.S. Treasury and other securities
blend top-tier, high quality U.S.            issued or guaranteed as to payment of
dollar-denominated obligations, which        principal and interest by the U.S.
include commercial paper, certificates of    government or by its agencies or
deposit, master and promissory notes,        instrumentalities, as well as repurchase
municipal securities and repurchase          agreements secured by such obligations.
agreements.                                  Securities purchased by the portfolio have
                                             maturities of 397 days or less.
STIC PRIME PORTFOLIO
                                             GOVERNMENT TAXADVANTAGE PORTFOLIO
STIC Prime Portfolio seeks to maximize
current income consistent with the           Government TaxAdvantage Portfolio seeks to
preservation of capital and the              maximize current income consistent with
maintenance of liquidity.                    the preservation of capital and the
                                             maintenance of liquidity.
   The Fund invests in high quality U.S.
dollar-denominated commercial paper and         The Fund may invest in direct
other commercial instruments with            obligations of the U.S. Treasury and in
maturities of 60 days or less, including     U.S. government agency securities with
certificates of deposit, repurchase          maturities of 397 days or less. This is
agreements and master notes.                 intended to provide shareholders with
                                             dividends exempt from state and local
TREASURY PORTFOLIO                           income taxes in some jurisdictions.
                                             Investors residing in states with state
Treasury Portfolio seeks to maximize         income tax may find it more profitable to
current income consistent with the           invest in this Fund than in a fund not
preservation of capital and the              designed to comply with state tax
maintenance of liquidity.                    considerations. This does not constitute
                                             tax advice. Please consult your tax
   The Fund invests in direct obligations    advisor for your particular situation.
of the U.S. Treasury and repurchase
agreements backed by Treasury obligations.
Securities purchased by the Fund have
maturities of 397 days or less.

Short-Term Investment Trust

================================================================================          ==========================================
FUND COMPOSITION BY MATURITY                                                              FUND COMPOSITION BY MATURITY

IN DAYS, AS OF 2/28/07                                                                    IN DAYS, AS OF 2/28/07

               LIQUID                          GOVERNMENT          GOVERNMENT             STIC PRIME PORTFOLIO
               ASSETS          TREASURY         & AGENCY          TAXADVANTAGE              1-7                               49.2%
             PORTFOLIO*       PORTFOLIO       PORTFOLIO**          PORTFOLIO**             8-14                               12.8
   1-7          52.9%           78.7%            79.1%                72.2%               15-21                               11.7
  8-30          16.4             0.0              7.4                  7.4                22-28                               12.3
 31-90          17.5            10.2              3.0                 12.7                29-35                                4.9
91-180           9.3            11.1              2.5                  2.5                36-42                                2.5
181+             3.9             0.0              8.0                  5.2                43-60                                6.6

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment
Company Act of 1940.

*    The Fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities. The Fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. The risks of investing in foreign securities and securities which carry foreign credit exposure include decreased publicly available information about issuers, inconsistent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities may also be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions.

**   Treasury securities are guaranteed as to timely payment of principal and interest if held to maturity. Many securities purchased by the Fund are not guaranteed by the U.S. government.
====================================================================================================================================

================================================================================
AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.
================================================================================

================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
================================================================================

Short-Term Investment Trust


                                             Dear Fellow AIM Fund Shareholders:

                                             Your AIM Funds Board started 2007 committed to continue working with management at A I
                                             M Advisors, Inc. (AIM) with the goal of improving performance and lowering shareholder expenses for the AIM Funds.

    [CROCKETT                                   The progress made to date is encouraging. Following the general trends of global
      PHOTO]                                 equity markets and the U.S. stock market, the asset-weighted absolute performance for all the money market, equity and fixed-income AIM Funds improved for the one-year period ended December 31, 2006, as compared to the one-year period ended December 31,
                                             2005, and the one-year period ended December 31, 2004.(1)

Bruce L. Crockett                               In November, your Board approved, subject to shareholder vote, four more AIM Fund consolidations. As always, these decisions were made to benefit existing shareholders and were driven by a desire to improve the merged funds' performance, attract new assets and reduce costs. The asset class subcommittees of your Board's Investments
                                             Committee are meeting frequently with portfolio managers to identify how performance might be further improved.

                                                On the expense side, both AMVESCAP, the parent company of AIM, and AIM continue to take advantage of opportunities for operational consolidation, outsourcing and new technologies to improve cost efficiencies for your benefit. Your Board, for example, takes advantage of effective software solutions that enable us to save money through electronic information sharing. Additional cost-saving steps are under way. I'll report more on these steps once they're completed.

                                                Another major Board initiative for early 2007 is the revision of the AIM Funds'
                                             proxy voting guidelines, a project begun by a special Board task force late last year.
                                             We expect to have new procedures in place for the 2007 spring proxy season that will improve the ability of the AIM Funds to cast votes that are in the best interests of all fund shareholders.

                                                While your Board recognizes that additional work lies ahead, we are gratified that some key external sources have recognized changes at AIM and the AIM Funds in the past two years. An article in the November 21, 2006, issue of Morningstar Report
                                             (Morningstar, Inc. is a leading provider of independent mutual fund investment research) included a review of AIM's progress, highlighting lower expenses, stronger investment teams and an improved sales culture, as well as areas for continued
                                             improvement. I'm looking forward to a return visit to Morningstar this year to review
                                             AIM Funds' performance and governance ratings.

                                                Your Board thanks Mark Williamson, former President and CEO of AIM Investments, who retired from your Board in 2006. He has been succeeded on your Board by Phil Taylor,
                                             President of AIM Funds. We extend a warm welcome to Phil.

                                                I'd like to hear from you. Please write to me at AIM Investments, AIM Investments
                                             Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046. Let me know your thoughts on how your Board is doing and how we might serve you better.

                                             Sincerely,

                                             /S/ BRUCE L. CROCKETT


                                             Bruce L. Crockett
                                             Independent Chair
                                             AIM Funds Board

                                             April 16, 2007

                                             Sources: A I M Management Group Inc. and Lipper Inc.

                                             (1) Past performance is no guarantee of future results. Please visit AIMinvestments.com for the most recent month-end performance for all AIM funds.

Short-Term Investment Trust

Calculating your ongoing Fund expenses

Example                                      together with the amount you invested, to       The hypothetical account values and
                                             estimate the expenses that you paid over     expenses may not be used to estimate the
As a shareholder in the Cash Management      the period. Simply divide your account       actual ending account balance or expenses
Class, you incur ongoing costs, including    value by $1,000 (for example, an $8,600      you paid for the period. You may use this
management fees, distribution and/or         account value divided by $1,000 = 8.6),      information to compare the ongoing costs
service (12b-1) fees and other Fund          then multiply the result by the number in    of investing in the Fund and other funds.
expenses. This example is intended to help   the table under the heading entitled         To do so, compare this 5% hypothetical
you understand your ongoing costs (in        "Actual Expenses Paid During Period" to      example with the 5% hypothetical examples
dollars) of investing in the Funds and       estimate the expenses you paid on your       that appear in the shareholder reports of
compare these costs with ongoing costs of    account during this period.                  the other funds.
investing in other mutual funds. The
example is based on an investment of         Hypothetical example for comparison             Please note that the expenses shown in
$1,000 invested at the beginning of the      purposes                                     the table are meant to highlight your
period and held for the entire period                                                     ongoing costs only. Therefore, the
September 1, 2006, through February 28,      The table below also provides information    hypothetical information is useful in
2007.                                        about hypothetical account values and        comparing ongoing costs only, and will not
                                             hypothetical expenses based on the Fund's    help you determine the relative total
Actual expenses                              actual expense ratio and an assumed rate     costs of owning different funds.
                                             of return of 5% per year before expenses,
The table below provides information about   which is not the Fund's actual return.
actual account values and actual expenses.
You may use the information in this table,

====================================================================================================================================
                                                      ACTUAL                                 HYPOTHETICAL
                                                                                  (5% ANNUAL RETURN BEFORE EXPENSES)

                      BEGINNING         ENDING ACCOUNT       EXPENSES PAID                             EXPENSES PAID      ANNUALIZED
                    ACCOUNT VALUE            VALUE               DURING          ENDING ACCOUNT           DURING            EXPENSE
FUND                   (9/1/06)          (2/28/07)(1)          PERIOD(2)         VALUE (2/28/07)         PERIOD(2)           RATIO
Liquid Assets         $1,000.00            $1,025.90             $1.00              $1,023.80              $1.00             0.20%
STIC Prime             1,000.00             1,025.90              1.00               1,023.80               1.00             0.20
Treasury               1,000.00             1,025.30              1.00               1,023.80               1.00             0.20
Government
& Agency               1,000.00             1,025.60              1.00               1,023.80               1.00             0.20
Government
TaxAdvantage           1,000.00             1,025.20              1.00               1,023.80               1.00             0.20

(1)The actual ending account value is based on the actual total return of the Fund for the period September 1, 2006, through
February 28, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2)Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.
====================================================================================================================================

Short-Term Investment Trust

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the "Board") of       Agreement was appropriate and that AIM       Fund's portfolio management team at this
Short-Term Investments Trust (the "Trust")   currently is providing services in           time. Although the independent written
oversees the management of each series       accordance with the terms of the Advisory    evaluation of the Fund's Senior Officer
portfolio of the Trust (each, a "Fund")      Agreement.                                   (discussed below) only considered Fund
and, as required by law, determines                                                       performance through the most recent
annually whether to approve the              o The quality of services to be provided     calendar year, the Board also reviewed
continuance of each Fund's advisory          by AIM. The Board reviewed the credentials   more recent Fund performance, which did
agreement with A I M Advisors, Inc.          and experience of the officers and           not change their conclusions.
("AIM"). Based upon the recommendation of    employees of AIM who will provide
the Investments Committee of the Board, at   investment advisory services to the Fund.    o The performance of the Fund relative to
a meeting on June 27, 2006, the Board,       In reviewing the qualifications of AIM to    indices. The Board reviewed the
including all of the independent trustees,   provide investment advisory services, the    performance of the Fund during the past
approved the continuance of the advisory     Board considered such issues as AIM's        one, three and five calendar years against
agreement (the "Advisory Agreement")         portfolio and product review process,        the performance of the Lipper
between each Fund and AIM for another        AIM's legal and compliance function, AIM's   Institutional US Government Money Market
year, effective July 1, 2006.                use of technology, AIM's portfolio           Index. The Board noted that the Fund's
                                             administration function and the quality of   performance was comparable to the
   The Board considered the factors          AIM's investment research. Based on the      performance of such Index for the one and
discussed below in evaluating the fairness   review of these and other factors, the       five year periods and above such Index for
and reasonableness of each Fund's Advisory   Board concluded that the quality of          the three year period. Based on this
Agreement at the meeting on June 27, 2006    services to be provided by AIM was           review and after taking account of all of
and as part of the Board's ongoing           appropriate and that AIM currently is        the other factors that the Board
oversight of each Fund. In their             providing satisfactory services in           considered in determining whether to
deliberations, the Board and the             accordance with the terms of the Advisory    continue the Advisory Agreement for the
independent trustees did not identify any    Agreement.                                   Fund, the Board concluded that no changes
particular factor that was controlling,                                                   should be made to the Fund and that it was
and each trustee attributed different        o Meetings with the Fund's portfolio         not necessary to change the Fund's
weights to the various factors.              managers and investment personnel. With      portfolio management team at this time.
                                             respect to the Fund, the Board is meeting    Although the independent written
   One responsibility of the independent     periodically with such Fund's portfolio      evaluation of the Fund's Senior Officer
Senior Officer of the Funds is to manage     managers and/or other investment personnel   (discussed below) only considered Fund
the process by which the Funds' proposed     and believes that such individuals are       performance through the most recent
management fees are negotiated to ensure     competent and able to continue to carry      calendar year, the Board also reviewed
that they are negotiated in a manner which   out their responsibilities under the         more recent Fund performance, which did
is at arms' length and reasonable. To that   Advisory Agreement.                          not change their conclusions.
end, the Senior Officer must either
supervise a competitive bidding process or   o Overall performance of AIM. The Board      o Fees relative to those of clients of AIM
prepare an independent written evaluation.   considered the overall performance of AIM    with comparable investment strategies. The
The Senior Officer has recommended an        in providing investment advisory and         Board reviewed the effective advisory fee
independent written evaluation in lieu of    portfolio administrative services to the     rate (before waivers) for the Fund under
a competitive bidding process and, upon      Fund and concluded that such performance     the Advisory Agreement. The Board noted
the direction of the Board, has prepared     was satisfactory.                            that this rate was below the effective
such an independent written evaluation.                                                   advisory fee rates (before waivers) for
Such written evaluation also considered      o Independent written evaluation and         two mutual funds advised by AIM with
certain of the factors discussed below.      recommendations of the Fund's Senior         investment strategies comparable to those
                                             Officer. The Board noted that, upon their    of the Fund (one of which has an "all-in"
   The discussion below serves as a          direction, the Senior Officer of the Fund,   fee structure whereby AIM pays all of the
summary of the Senior Officer's              who is independent of AIM and AIM's          fund's ordinary operating expenses). The
independent written evaluation, as well as   affiliates, had prepared an independent      Board noted that AIM has agreed to waive
a discussion of the material factors and     written evaluation in order to assist the    fees and/or limit expenses of the Fund, as
the conclusions with respect thereto that    Board in determining the reasonableness of   discussed below. Based on this review, the
formed the basis for the Board's approval    the proposed management fees of the AIM      Board concluded that the advisory fee rate
of each Fund's Advisory Agreement. After     Funds, including the Fund. The Board noted   for the Fund under the Advisory Agreement
consideration of all of the factors below    that the Senior Officer's written            was fair and reasonable.
and based on its informed business           evaluation had been relied upon by the
judgment, the Board determined that each     Board in this regard in lieu of a            o Fees relative to those of comparable
Fund's Advisory Agreement is in the best     competitive bidding process. In              funds with other advisors. The Board
interests of the Fund and its shareholders   determining whether to continue the          reviewed the advisory fee rate for the
and that the compensation to AIM under       Advisory Agreement for the Fund, the Board   Fund under the Advisory Agreement. The
each Fund's Advisory Agreement is fair and   considered the Senior Officer's written      Board compared effective contractual
reasonable and would have been obtained      evaluation.                                  advisory fee rates at a common asset level
through arm's length negotiations.                                                        at the end of the past calendar year and
                                             FUND-SPECIFIC FACTORS WITH SEPARATE          noted that the Fund's rate was below the
   Unless otherwise stated, information      CONCLUSIONS                                  median rate of the funds advised by other
presented below is as of June 27, 2006 and                                                advisors with investment strategies
does not reflect any changes that may have   The Board considered the following           comparable to those of the Fund that the
occurred since June 27, 2006, including      fund-specific factors separately for each    Board reviewed. The Board noted that AIM
but not limited to changes to each Fund's    Fund, and reached separate conclusions for   has agreed to waive fees and/or limit
performance, advisory fees, expense          each Fund, which conclusions are set forth   expenses of the Fund, as discussed below.
limitations and/or fee waivers.              below.                                       Based on this review, the Board concluded
                                                                                          that the advisory fee rate for the Fund
FUND-SPECIFIC FACTORS WITH THE SAME          Government & Agency Portfolio                under the Advisory Agreement was fair and
CONCLUSIONS                                                                               reasonable.
                                             o The performance of the Fund relative to
The Board considered the following           comparable funds. The Board reviewed the     o Expense limitations and fee waivers. The
fund-specific factors separately for each    performance of the Fund during the past      Board noted that AIM has contractually
Fund, and reached the same conclusions for   one, three and five calendar years against   agreed to waive fees and/or limit expenses
each Fund, which conclusions are set forth   the performance of funds advised by other    of the Fund in an amount necessary to
below.                                       advisors with investment strategies          limit total annual operating expenses to a
                                             comparable to those of the Fund. The Board   specified percentage of average daily net
o The nature and extent of the advisory      noted that the Fund's performance in such    assets for each class of the Fund. The
services to be provided by AIM. The Board    periods was above the median performance     Board considered the contractual nature of
reviewed the services to be provided by      of such comparable funds. Based on this      this fee waiver/expense limitation and
AIM under the Advisory Agreement. Based on   review and after taking account of all of    noted that it remains in effect until June
such review, the Board concluded that the    the other factors that the Board             30, 2007.
range of services to be provided by AIM      considered in determining whether to
under the Advisory                           continue the Advisory Agreement for the
                                             Fund, the Board concluded that no changes
                                             should be made to the Fund and that it was
                                             not necessary to change the

                                                                                                                         (continued)


Short-Term Investments Trust

The Board considered the effect this fee     o Fees relative to those of clients of AIM   cash and cash collateral from securities
waiver/expense limitation would have on      with comparable investment strategies. The   lending arrangements, if any
the Fund's estimated expenses and            Board reviewed the effective advisory fee    (collectively, "cash balances") of the
concluded that the levels of fee             rate (before waivers) for the Fund under     Fund may be invested in money market funds
waivers/expense limitations for the Fund     the Advisory Agreement. The Board noted      advised by AIM pursuant to the terms of an
were fair and reasonable.                    that this rate was below the effective       SEC exemptive order. The Board found that
                                             advisory fee rate (before waivers) for a     the Fund may realize certain benefits upon
o Breakpoints and economies of scale. The    mutual fund advised by AIM with investment   investing cash balances in AIM advised
Board reviewed the structure of the Fund's   strategies comparable to those of the Fund   money market funds, including a higher net
advisory fee under the Advisory Agreement,   (which has an "all-in" fee structure         return, increased liquidity, increased
noting that it does not include any          whereby AIM pays all of the fund's           diversification or decreased transaction
breakpoints. The Board considered whether    ordinary operating expenses) and above the   costs. The Board also found that the Fund
it would be appropriate to add advisory      effective advisory fee rate (before          will not receive reduced services if it
fee breakpoints for the Fund or whether,     waivers) for a second mutual fund advised    invests its cash balances in such money
due to the nature of the Fund and the        by AIM with investment strategies            market funds. The Board noted that, to the
advisory fee structures of comparable        comparable to those of the Fund. The Board   extent the Fund invests uninvested cash in
funds, it was reasonable to structure the    noted that AIM has agreed to waive fees      affiliated money market funds, AIM has
advisory fee without breakpoints. Based on   and/or limit expenses of the Fund, as        voluntarily agreed to waive a portion of
this review, the Board concluded that it     discussed below. Based on this review, the   the advisory fees it receives from the
was not necessary to add advisory fee        Board concluded that the advisory fee rate   Fund attributable to such investment. The
breakpoints to the Fund's advisory fee       for the Fund under the Advisory Agreement    Board further determined that the proposed
schedule. The Board reviewed the level of    was fair and reasonable.                     securities lending program and related
the Fund's advisory fees, and noted that                                                  procedures with respect to the lending
such fees, as a percentage of the Fund's     o Fees relative to those of comparable       Fund is in the best interests of the
net assets, would remain constant under      funds with other advisors. The Board         lending Fund and its respective
the Advisory Agreement because the           reviewed the advisory fee rate for the       shareholders. The Board therefore
Advisory Agreement does not include any      Fund under the Advisory Agreement. The       concluded that the investment of cash
breakpoints. The Board concluded that the    Board compared effective contractual         collateral received in connection with the
Fund's fee levels under the Advisory         advisory fee rates at a common asset level   securities lending program in the money
Agreement therefore would not reflect        at the end of the past calendar year and     market funds according to the procedures
economies of scale.                          noted that the Fund's rate was below the     is in the best interests of the lending
                                             median rate of the funds advised by other    Fund and its respective shareholders.
o Investments in affiliated money market     advisors with investment strategies
funds. Not applicable because the Fund       comparable to those of the Fund that the     Liquid Assets Portfolio
does not invest in affiliated money market   Board reviewed. The Board noted that AIM
funds.                                       has agreed to waive fees and/or limit        o The performance of the Fund relative to
                                             expenses of the Fund, as discussed below.    comparable funds. The Board reviewed the
Government TaxAdvantage Portfolio            Based on this review, the Board concluded    performance of the Fund during the past
                                             that the advisory fee rate for the Fund      one, three and five calendar years against
o The performance of the Fund relative to    under the Advisory Agreement was fair and    the performance of funds advised by other
comparable funds. The Board reviewed the     reasonable.                                  advisors with investment strategies
performance of the Fund during the past                                                   comparable to those of the Fund. The Board
one, three and five calendar years against   o Expense limitations and fee waivers. The   noted that the Fund's performance in such
the performance of funds advised by other    Board noted that AIM has contractually       periods was above the median performance
advisors with investment strategies          agreed to waive fees and/or limit expenses   of such comparable funds. Based on this
comparable to those of the Fund. The Board   of the Fund in an amount necessary to        review and after taking account of all of
noted that the Fund's performance in such    limit total annual operating expenses to a   the other factors that the Board
periods was above the median performance     specified percentage of average daily net    considered in determining whether to
of such comparable funds. Based on this      assets for each class of the Fund. The       continue the Advisory Agreement for the
review and after taking account of all of    Board considered the contractual nature of   Fund, the Board concluded that no changes
the other factors that the Board             this fee waiver/expense limitation and       should be made to the Fund and that it was
considered in determining whether to         noted that it remains in effect until June   not necessary to change the Fund's
continue the Advisory Agreement for the      30, 2007. The Board considered the effect    portfolio management team at this time.
Fund, the Board concluded that no changes    this fee waiver/expense limitation would     Although the independent written
should be made to the Fund and that it was   have on the Fund's estimated expenses and    evaluation of the Fund's Senior Officer
not necessary to change the Fund's           concluded that the levels of fee             (discussed below) only considered Fund
portfolio management team at this time.      waivers/expense limitations for the Fund     performance through the most recent
Although the independent written             were fair and reasonable.                    calendar year, the Board also reviewed
evaluation of the Fund's Senior Officer                                                   more recent Fund performance, which did
(discussed below) only considered Fund       o Breakpoints and economies of scale. The    not change their conclusions.
performance through the most recent          Board reviewed the structure of the Fund's
calendar year, the Board also reviewed       advisory fee under the Advisory Agreement,   o The performance of the Fund relative to
more recent Fund performance, which did      noting that it includes two breakpoints.     indices. The Board reviewed the
not change their conclusions.                The Board reviewed the level of the Fund's   performance of the Fund during the past
                                             advisory fees, and noted that such fees,     one, three and five calendar years against
o The performance of the Fund relative to    as a percentage of the Fund's net assets,    the performance of the Lipper
indices. The Board reviewed the              have decreased as net assets increased       Institutional Money Market Index. The
performance of the Fund during the past      because the Advisory Agreement includes      Board noted that the Fund's performance in
one, three and five calendar years against   breakpoints. The Board noted that, due to    such periods was comparable to the
the performance of the Lipper                the Fund's asset levels at the end of the    performance of such Index. Based on this
Institutional US Government Money Market     past calendar year and the way in which      review and after taking account of all of
Index. The Board noted that the Fund's       the advisory fee breakpoints have been       the other factors that the Board
performance in such periods was comparable   structured, the Fund has yet to fully        considered in determining whether to
to the performance of such Index. Based on   benefit from the breakpoints. The Board      continue the Advisory Agreement for the
this review and after taking account of      concluded that the Fund's fee levels under   Fund, the Board concluded that no changes
all of the other factors that the Board      the Advisory Agreement therefore reflect     should be made to the Fund and that it was
considered in determining whether to         economies of scale and that it was not       not necessary to change the Fund's
continue the Advisory Agreement for the      necessary to change the advisory fee         portfolio management team at this time.
Fund, the Board concluded that no changes    breakpoints in the Fund's advisory fee       Although the independent written
should be made to the Fund and that it was   schedule.                                    evaluation of the Fund's Senior Officer
not necessary to change the Fund's                                                        (discussed below) only considered Fund
portfolio management team at this time.      o Investments in affiliated money market
Although the independent written             funds. The Board also took into account
evaluation of the Fund's Senior Officer      the fact that uninvested
(discussed below) only considered Fund
performance through the most recent
calendar year, the Board also reviewed
more recent Fund performance, which did
not change their conclusions.

                                                                                                                         (continued)


Short-Term Investments Trust

performance through the most recent          o Investments in affiliated money market     other advisors with investment strategies
calendar year, the Board also reviewed       funds. Not applicable because the Fund       comparable to those of the Fund that the
more recent Fund performance, which did      does not invest in affiliated money market   Board reviewed. The Board noted that AIM
not change their conclusions.                funds.                                       has agreed to waive fees and/or limit
                                                                                          expenses of the Fund, as discussed below.
o Fees relative to those of clients of AIM   STIC Prime Portfolio                         Based on this review, the Board concluded
with comparable investment strategies. The                                                that the advisory fee rate for the Fund
Board reviewed the effective advisory fee    o The performance of the Fund relative to    under the Advisory Agreement was fair and
rate (before waivers) for the Fund under     comparable funds. The Board reviewed the     reasonable.
the Advisory Agreement. The Board noted      performance of the Fund during the past
that this rate was (i) the same as the       one, three and five calendar years against   o Expense limitations and fee waives. The
effective advisory fee rate (before          the performance of funds advised by other    Board noted that AIM has contractually
waivers) for a mutual fund advised by AIM    advisors with investment strategies          agreed to waive fees and/or limit expenses
with investment strategies comparable to     comparable to those of the Fund. The Board   of the Fund in an amount necessary to
those of the Fund; and (ii) above the        noted that the Fund's performance in such    limit total annual operating expenses to a
effective fee rates (before waivers) for     periods was above the median performance     specified percentage of average daily net
three collective trust funds sub-advised     of such comparable funds. Based on this      assets for each class of the Fund. The
by an AIM affiliate with investment          review and after taking account of all of    Board considered the contractual nature of
strategies comparable to those of the        the other factors that the Board             this fee waiver/expense limitation and
Fund. The Board noted that AIM has agreed    considered in determining whether to         noted that it remains in effect until June
to waive fees and/or limit expenses of the   continue the Advisory Agreement for the      30, 2007. The Board considered the effect
Fund, as discussed below. Based on this      Fund, the Board concluded that no changes    this fee waiver/expense limitation would
review, the Board concluded that the         should be made to the Fund and that it was   have on the Fund's estimated expenses and
advisory fee rate for the Fund under the     not necessary to change the Fund's           concluded that the levels of fee
Advisory Agreement was fair and              portfolio management team at this time.      waivers/expense limitations for the Fund
reasonable.                                  Although the independent written             were fair and reasonable.
                                             evaluation of the Fund's Senior Officer
o Fees relative to those of comparable       (discussed below) only considered Fund       o Breakpoints and economies of scale. The
funds with other advisors. The Board         performance through the most recent          Board reviewed the structure of the Fund's
reviewed the advisory fee rate for the       calendar year, the Board also reviewed       advisory fee under the Advisory Agreement,
Fund under the Advisory Agreement. The       more recent Fund performance, which did      noting that it does not include any
Board compared effective contractual         not change their conclusions.                breakpoints. The Board considered whether
advisory fee rates at a common asset level                                                it would be appropriate to add advisory
at the end of the past calendar year and     o The performance of the Fund relative to    fee breakpoints for the Fund or whether,
noted that the Fund's rate was below the     indices. The Board reviewed the              due to the nature of the Fund and the
median rate of the funds advised by other    performance of the Fund during the past      advisory fee structures of comparable
advisors with investment strategies          one, three and five calendar years against   funds, it was reasonable to structure the
comparable to those of the Fund that the     the performance of the Lipper                advisory fee without breakpoints. Based on
Board reviewed. The Board noted that AIM     Institutional Money Market Fund Index. The   this review, the Board concluded that it
has agreed to waive fees and/or limit        Board noted that the Fund's performance in   was not necessary to add advisory fee
expenses of the Fund, as discussed below.    such periods was comparable to the           breakpoints to the Fund's advisory fee
Based on this review, the Board concluded    performance of such Index. Based on this     schedule. The Board reviewed the level of
that the advisory fee rate for the Fund      review and after taking account of all of    the Fund's advisory fees, and noted that
under the Advisory Agreement was fair and    the other factors that the Board             such fees, as a percentage of the Fund's
reasonable.                                  considered in determining whether to         net assets, would remain constant under
                                             continue the Advisory Agreement for the      the Advisory Agreement because the
o Expense limitations and fee waives. The    Fund, the Board concluded that no changes    Advisory Agreement does not include any
Board noted that AIM has contractually       should be made to the Fund and that it was   breakpoints. The Board concluded that the
agreed to waive fees and/or limit expenses   not necessary to change the Fund's           Fund's fee levels under the Advisory
of the Fund in an amount necessary to        portfolio management team at this time.      Agreement therefore would not reflect
limit total annual operating expenses to a   Although the independent written             economies of scale.
specified percentage of average daily net    evaluation of the Fund's Senior Officer
assets for each class of the Fund. The       (discussed below) only considered Fund       o Investments in affiliated money market
Board considered the contractual nature of   performance through the most recent          funds. Not applicable because the Fund
this fee waiver/expense limitation and       calendar year, the Board also reviewed       does not invest in affiliated money market
noted that it remains in effect until June   more recent Fund performance, which did      funds.
30, 2007. The Board considered the effect    not change their conclusions.
this fee waiver/expense limitation would                                                  Treasury Portfolio
have on the Fund's estimated expenses and    o Fees relative to those of clients of AIM
concluded that the levels of fee             with comparable investment strategies. The   o The performance of the Fund relative to
waivers/expense limitations for the Fund     Board reviewed the effective advisory fee    comparable funds. The Board reviewed the
were fair and reasonable.                    rate (before waivers) for the Fund under     performance of the Fund during the past
                                             the Advisory Agreement. The Board noted      one, three and five calendar years against
o Breakpoints and economies of scale. The    that this rate was (i) the same as the       the performance of funds advised by other
Board reviewed the structure of the Fund's   effective advisory fee rate (before          advisors with investment strategies
advisory fee under the Advisory Agreement,   waivers) for a mutual fund advised by AIM    comparable to those of the Fund. The Board
noting that it does not include any          with investment strategies comparable to     noted that the Fund's performance in such
breakpoints. The Board considered whether    those of the Fund; and (ii) above the        periods was above the median performance
it would be appropriate to add advisory      effective fee rates (before waivers) for     of such comparable funds. Based on this
fee breakpoints for the Fund or whether,     three collective trust funds sub-advised     review and after taking account of all of
due to the nature of the Fund and the        by an AIM affiliate with investment          the other factors that the Board
advisory fee structures of comparable        strategies comparable to those of the        considered in determining whether to
funds, it was reasonable to structure the    Fund. The Board noted that AIM has agreed    continue the Advisory Agreement for the
advisory fee without breakpoints. Based on   to waive fees and/or limit expenses of the   Fund, the Board concluded that no changes
this review, the Board concluded that it     Fund, as discussed below. Based on this      should be made to the Fund and that it was
was not necessary to add advisory fee        review, the Board concluded that the         not necessary to change the Fund's
breakpoints to the Fund's advisory fee       advisory fee rate for the Fund under the     portfolio management team at this time.
schedule. The Board reviewed the level of    Advisory Agreement was fair and              Although the independent written
the Fund's advisory fees, and noted that     reasonable.                                  evaluation of the Fund's Senior Officer
such fees, as a percentage of the Fund's                                                  (discussed below) only considered Fund
net assets, would remain constant under      o Fees relative to those of comparable       performance through the most recent
the Advisory Agreement because the           funds with other advisors. The Board         calendar year, the Board also reviewed
Advisory Agreement does not include any      reviewed the advisory fee rate for the       more recent Fund performance, which did
breakpoints. The Board concluded that the    Fund under the Advisory Agreement. The       not change their conclusions.
Fund's fee levels under the Advisory         Board compared effective contractual
Agreement therefore would not reflect        advisory fee rates at a common asset level
economies of scale.                          at the end of the past calendar year and
                                             noted that the Fund's rate was comparable
                                             to the median rate of the funds advised by

                                                                                                                         (continued)


Short-Term Investments Trust

o The performance of the Fund relative to    ule. The Board reviewed the level of the     o AIM's financial soundness in light of
indices.                                     Fund's advisory fees, and noted that such    the Fund's needs. The Board considered
                                             fees, as a percentage of the Fund's net      whether AIM is financially sound and has
The Board reviewed the performance of the    assets, would remain constant under the      the resources necessary to perform its
Fund during the past one, three and five     Advisory Agreement because the Advisory      obligations under the Advisory Agreement,
calendar years against the performance of    Agreement does not include any               and concluded that AIM has the financial
the Lipper Institutional US Treasury Money   breakpoints. The Board concluded that the    resources necessary to fulfill its
Market Index. The Board noted that the       Fund's fee levels under the Advisory         obligations under the Advisory Agreement.
Fund's performance was comparable to the     Agreement therefore would not reflect
performance of such Index for the one year   economies of scale.                          o Historical relationship between the Fund
period and above such Index for the three                                                 and AIM. In determining whether to
and five year periods. Based on this         o Investments in affiliated money market     continue the Advisory Agreement for the
review and after taking account of all of    funds. The Board also took into account      Fund, the Board also considered the prior
the other factors that the Board             the fact that uninvested cash and cash       relationship between AIM and the Fund, as
considered in determining whether to         collateral from securities lending           well as the Board's knowledge of AIM's
continue the Advisory Agreement for the      arrangements, if any (collectively, "cash    operations, and concluded that it was
Fund, the Board concluded that no changes    balances") of the Fund may be invested in    beneficial to maintain the current
should be made to the Fund and that it was   money market funds advised by AIM pursuant   relationship, in part, because of such
not necessary to change the Fund's           to the terms of an SEC exemptive order.      knowledge. The Board also reviewed the
portfolio management team at this time.      The Board found that the Fund may realize    general nature of the non-investment
Although the independent written             certain benefits upon investing cash         advisory services currently performed by
evaluation of the Fund's Senior Officer      balances in AIM advised money market         AIM and its affiliates, such as
(discussed below) only considered Fund       funds, including a higher net return,        administrative, transfer agency and
performance through the most recent          increased liquidity, increased               distribution services, and the fees
calendar year, the Board also reviewed       diversification or decreased transaction     received by AIM and its affiliates for
more recent Fund performance, which did      costs. The Board also found that the Fund    performing such services. In addition to
not change their conclusions.                will not receive reduced services if it      reviewing such services, the trustees also
                                             invests its cash balances in such money      considered the organizational structure
o Fees relative to those of clients of AIM   market funds. The Board noted that, to the   employed by AIM and its affiliates to
with comparable investment strategies. The   extent the Fund invests uninvested cash in   provide those services. Based on the
Board noted that AIM does not serve as an    affiliated money market funds, AIM has       review of these and other factors, the
advisor to other mutual funds or other       voluntarily agreed to waive a portion of     Board concluded that AIM and its
clients with investment strategies           the advisory fees it receives from the       affiliates were qualified to continue to
comparable to those of the Fund.             Fund attributable to such investment. The    provide non-investment advisory services
                                             Board further determined that the proposed   to the Fund, including administrative,
o Fees relative to those of comparable       securities lending program and related       transfer agency and distribution services,
funds with other advisors. The Board         procedures with respect to the lending       and that AIM and its affiliates currently
reviewed the advisory fee rate for the       Fund is in the best interests of the         are providing satisfactory non-investment
Fund under the Advisory Agreement. The       lending Fund and its respective              advisory services.
Board compared effective contractual         shareholders. The Board therefore
advisory fee rates at a common asset level   concluded that the investment of cash        o Other factors and current trends. The
at the end of the past calendar year and     collateral received in connection with the   Board considered the steps that AIM and
noted that the Fund's rate was below the     securities lending program in the money      its affiliates have taken over the last
median rate of the funds advised by other    market funds according to the procedures     several years, and continue to take, in
advisors with investment strategies          is in the best interests of the lending      order to improve the quality and
comparable to those of the Fund that the     Fund and its respective shareholders.        efficiency of the services they provide to
Board reviewed. The Board noted that AIM                                                  the Funds in the areas of investment
has agreed to waive fees and/or limit        GLOBAL FACTORS                               performance, product line diversification,
expenses of the Fund, as discussed below.                                                 distribution, fund operations, shareholder
Based on this review, the Board concluded    The Board considered the following global    services and compliance. The Board
that the advisory fee rate for the Fund      factors for each Fund and reached the same   concluded that these steps taken by AIM
under the Advisory Agreement was fair and    conclusions for each Fund, which             have improved, and are likely to continue
reasonable.                                  conclusions are set forth below.             to improve, the quality and efficiency of
                                                                                          the services AIM and its affiliates
o Expense limitations and fee waivers. The   o Profitability of AIM and its affiliates.   provide to the Fund in each of these
Board noted that AIM has contractually       The Board reviewed information concerning    areas, and support the Board's approval of
agreed to waive fees and/or limit expenses   the profitability of AIM's (and its          the continuance of the Advisory Agreement
of the Fund in an amount necessary to        affiliates') investment advisory and other   for the Fund.
limit total annual operating expenses to a   activities and its financial condition.
specified percentage of average daily net    The Board considered the overall
assets for each class of the Fund. The       profitability of AIM, as well as the
Board considered the contractual nature of   profitability of AIM in connection with
this fee waiver/expense limitation and       managing the Fund. The Board noted that
noted that it remains in effect until June   AIM's operations remain profitable,
30, 2007. The Board considered the effect    although increased expenses in recent
this fee waiver/expense limitation would     years have reduced AIM's profitability.
have on the Fund's estimated expenses and    Based on the review of the profitability
concluded that the levels of fee             of AIM's and its affiliates' investment
waivers/expense limitations for the Fund     advisory and other activities and its
were fair and reasonable.                    financial condition, the Board concluded
                                             that the compensation to be paid by the
o Breakpoints and economies of scale. The    Fund to AIM under its Advisory Agreement
Board reviewed the structure of the Fund's   was not excessive.
advisory fee under the Advisory Agreement,
noting that it does not include any          o Benefits of soft dollars to AIM. The
breakpoints. The Board considered whether    Board considered the benefits realized by
it would be appropriate to add advisory      AIM as a result of brokerage transactions
fee breakpoints for the Fund or whether,     executed through "soft dollar"
due to the nature of the Fund and the        arrangements. Under these arrangements,
advisory fee structures of comparable        brokerage commissions paid by other funds
funds, it was reasonable to structure the    advised by AIM are used to pay for
advisory fee without breakpoints. Based on   research and execution services. This
this review, the Board concluded that it     research may be used by AIM in making
was not necessary to add advisory fee        investment decisions for the Fund. The
breakpoints to the Fund's advisory fee       Board concluded that such arrangements
sched-                                       were appropriate.

Short-Term Investments Trust

LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS

February 28, 2007
(Unaudited)

                                                              PRINCIPAL
                                                               AMOUNT
                                                MATURITY        (000)           VALUE
------------------------------------------------------------------------------------------
COMMERCIAL PAPER-33.16%(A)

ASSET-BACKED SECURITIES-COMMERCIAL
 LOANS/LEASES-2.73%


Amstel Funding Corp.
 (Acquired 12/01/06;
 Cost $156,874,148)
 5.16%(b)(c)                                     05/29/07     $161,005     $   158,951,113
------------------------------------------------------------------------------------------
 (Acquired 02/23/07;
 Cost $101,937,225)
 5.19%(b)(c)                                     08/24/07      104,622         101,967,391
------------------------------------------------------------------------------------------
 (Acquired 12/01/06;
 Cost $148,013,167)
 5.24%(b)(c)                                     03/05/07      150,000         149,912,667
------------------------------------------------------------------------------------------
Atlantis One Funding Corp.
 (Acquired 11/10/06;
 Cost $97,390,583)
 5.19%(b)(c)                                     05/10/07      100,000          98,990,833
------------------------------------------------------------------------------------------
 (Acquired 11/07/06;
 Cost $34,067,176)
 5.19%(b)(c)                                     05/18/07       35,037          34,643,009
==========================================================================================
                                                                               544,465,013
==========================================================================================



ASSET-BACKED SECURITIES-FULLY SUPPORTED
 BANK-5.90%


Concord Minutemen Capital Co., LLC- Series A
 (Multi CEP's-Liberty Hampshire Co., LLC;
 agent) (Acquired 02/02/07;
 Cost $48,692,778)
 5.20%(b)                                        08/02/07       50,000          48,887,778
------------------------------------------------------------------------------------------
 (Acquired 01/10/07;
 Cost $100,016,861)
 5.21%(b)                                        06/08/07      102,206         100,741,644
------------------------------------------------------------------------------------------
 (Acquired 10/20/06;
 Cost $47,738,339)
 5.22%(b)                                        04/19/07       49,025          48,676,677
------------------------------------------------------------------------------------------
 (Acquired 09/19/06;
 Cost $156,252,977)
 5.25%(b)                                        03/23/07      160,589         160,073,365
------------------------------------------------------------------------------------------
Crown Point Capital Co., LLC-
 Series A (Multi CEP's-Liberty Hampshire Co.,
 LLC; agent) (Acquired 10/13/06;
 Cost $97,493,903)
 5.22%(b)                                        04/04/07      100,000          99,507,472
------------------------------------------------------------------------------------------
 (Acquired 02/21/07;
 Cost $99,604,750)
 5.27%(b)                                        03/20/07      100,000          99,721,861
------------------------------------------------------------------------------------------
Govco Inc.
 (Multi CEP's-Government sponsored entities)
 (Acquired 09/19/06;
 Cost $34,237,565)
 5.25%(b)                                        03/16/07       35,150          35,073,109
------------------------------------------------------------------------------------------
Legacy Capital Co., LLC
 Series A (Multi CEP's-Liberty Hampshire Co.,
 LLC; agent) (Acquired 02/02/07;
 Cost $99,590,111)
 5.27%(b)                                        03/02/07      100,000          99,985,361
------------------------------------------------------------------------------------------

                                                              PRINCIPAL
                                                               AMOUNT
                                                MATURITY        (000)           VALUE
------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-FULLY SUPPORTED BANK-(CONTINUED)

Lexington Parker Capital Co., LLC
 (Multi CEP's-Liberty Hampshire Co., LLC;
 agent)
 (Acquired 12/05/06;
 Cost $99,187,000)
 5.18%(b)                                        04/10/07     $100,000     $    99,424,445
------------------------------------------------------------------------------------------
 (Acquired 01/23/07;
 Cost $136,339,778)
 5.20%(b)                                        07/25/07      140,000         137,047,556
------------------------------------------------------------------------------------------
 (Acquired 01/10/07;
 Cost $122,843,125)
 5.22%(b)                                        05/11/07      125,000         123,713,125
------------------------------------------------------------------------------------------
Long Lane Master Trust IV
 Series A (CEP-Bank of America, N.A.)
 (Acquired 12/07/06;
 Cost $97,026,831)
 5.25%(b)                                        03/07/07       98,316          98,230,055
------------------------------------------------------------------------------------------
Variable Funding Capital Co. LLC
 (CEP-Wachovia Bank, N.A.)
 (Acquired 02/08/07;
 Cost $24,868,250)
 5.27%(b)                                        03/16/07       25,000          24,945,104
==========================================================================================
                                                                             1,176,027,552
==========================================================================================


ASSET-BACKED SECURITIES-MULTI-PURPOSE-2.75%


Amsterdam Funding Corp.
 (Acquired 11/07/06;
 Cost $48,736,111)
 5.20%(b)                                        05/01/07       50,000          49,559,444
------------------------------------------------------------------------------------------
 (Acquired 11/07/06;
 Cost $48,728,889)
 5.20%(b)                                        05/02/07       50,000          49,552,222
------------------------------------------------------------------------------------------
 (Acquired 11/07/06;
 Cost $48,721,667)
 5.20%(b)                                        05/03/07       50,000          49,545,000
------------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust

                                                              PRINCIPAL
                                                               AMOUNT
                                                MATURITY        (000)           VALUE
------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

Atlantic Asset Securitization LLC
 (Acquired 09/20/06;
 Cost $50,615,759)
 5.24%(b)                                        03/20/07     $ 51,984     $    51,840,373
------------------------------------------------------------------------------------------
 (Acquired 02/12/07;
 Cost $197,829,974)
 5.27%(b)                                        03/12/07      198,615         198,295,175
------------------------------------------------------------------------------------------
Sheffield Receivables Corp.
 (Acquired 01/30/07;
 Cost $149,319,292)
 5.27%(b)                                        03/02/07      150,000         149,978,042
==========================================================================================
                                                                               548,770,256
==========================================================================================



ASSET-BACKED SECURITIES-SECURITY INVESTMENT
 VEHICLES-15.83%


Aquifer Funding Ltd./LLC
 (Acquired 02/06/07;
 Cost $248,975,278)
 5.27%(b)                                        03/06/07      250,000         249,817,014
------------------------------------------------------------------------------------------
 (Acquired 02/07/07;
 Cost $199,180,222)
 5.27%(b)                                        03/07/07      200,000         199,824,333
------------------------------------------------------------------------------------------
Beta Finance Corp./Inc.
 (Acquired 10/20/06;
 Cost $30,168,425)
 5.22%(b)(c)                                     04/23/07       31,000          30,761,765
------------------------------------------------------------------------------------------
Grampian Funding Ltd./LLC
 (Acquired 12/13/06;
 Cost $14,614,777)
 5.17%(b)(c)                                     06/11/07       15,000          14,780,488
------------------------------------------------------------------------------------------
 (Acquired 12/08/06;
 Cost $122,173,455)
 5.19%(b)(c)                                     05/14/07      125,000         123,667,743
------------------------------------------------------------------------------------------
 (Acquired 11/20/06;
 Cost $98,225,917)
 5.24%(b)(c)                                     03/22/07      100,000          99,694,625
------------------------------------------------------------------------------------------
Grenadier Funding Ltd./Corp.
 (Acquired 02/08/07;
 Cost $100,011,860)
 5.25%(b)                                        05/08/07      101,327         100,322,174
------------------------------------------------------------------------------------------
 (Acquired 02/14/07;
 Cost $132,454,075)
 5.25%(b)                                        05/14/07      134,176         132,728,017
------------------------------------------------------------------------------------------
 (Acquired 02/06/07;
 Cost $135,076,828)
 5.26%(b)                                        04/25/07      136,634         135,535,994
------------------------------------------------------------------------------------------
Liberty Harbour CDO Ltd./Inc.
 (Acquired 02/01/07;
 Cost $98,932,375)
 5.27%(b)                                        04/16/07      100,000          99,327,250
------------------------------------------------------------------------------------------
 (Acquired 02/06/07;
 Cost $129,199,200)
 5.28%(b)                                        03/22/07      130,000         129,599,600
------------------------------------------------------------------------------------------

                                                              PRINCIPAL
                                                               AMOUNT
                                                MATURITY        (000)           VALUE
------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-SECURITY INVESTMENT
  VEHICLES-(CONTINUED)

Liberty Harbour II CDO Ltd./Inc.
 (Acquired 02/27/07;
 Cost $99,633,333)
 5.28%(b)                                        03/26/07     $100,000     $    99,633,333
------------------------------------------------------------------------------------------
 (Acquired 02/27/07;
 Cost $149,098,854)
 5.28%(b)                                        04/11/07      150,000         149,098,854
------------------------------------------------------------------------------------------
 (Acquired 02/27/07;
 Cost $149,076,000)
 5.28%(b)                                        04/12/07      150,000         149,076,000
------------------------------------------------------------------------------------------
 (Acquired 02/27/07;
 Cost $79,788,000)
 5.30%(b)                                        03/19/07       80,000          79,788,000
------------------------------------------------------------------------------------------
Scaldis Capital Ltd./LLC
 (Acquired 02/22/07;
 Cost $176,122,275)
 5.21%(b)(c)                                     07/25/07      180,000         176,200,350
------------------------------------------------------------------------------------------
Sigma Finance Inc.
 (Acquired 12/06/06;
 Cost $97,411,556)
 5.12%(b)(c)                                     06/06/07      100,000          98,620,445
------------------------------------------------------------------------------------------
 (Acquired 11/16/06;
 Cost $70,138,400)
 5.20%(b)(c)                                     05/14/07       72,000          71,230,400
------------------------------------------------------------------------------------------
Solitaire Funding Ltd./LLC
 (Acquired 01/03/07;
 Cost $98,688,750)
 5.25%(b)(c)                                     04/05/07      100,000          99,490,069
------------------------------------------------------------------------------------------
 (Acquired 01/22/07;
 Cost $197,348,361)
 5.25%(b)(c)                                     04/23/07      200,000         198,455,639
------------------------------------------------------------------------------------------
Tierra Alta Funding I, Ltd./Corp.
 (Acquired 02/08/07;
 Cost $149,231,458)
 5.27%(b)                                        03/15/07      150,000         149,692,583
------------------------------------------------------------------------------------------
 (Acquired 02/21/07;
 Cost $49,787,736)
 5.27%(b)                                        03/22/07       50,000          49,846,292
------------------------------------------------------------------------------------------
 (Acquired 02/07/07;
 Cost $75,365,266)
 5.28%(b)                                        03/01/07       75,609          75,609,000
------------------------------------------------------------------------------------------
 (Acquired 02/12/07;
 Cost $134,307,656)
 5.28%(b)                                        03/20/07      135,000         134,624,156
------------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust

                                                              PRINCIPAL
                                                               AMOUNT
                                                MATURITY        (000)           VALUE
------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-SECURITY INVESTMENT
  VEHICLES-(CONTINUED)

Zenith Funding Ltd./Corp.
 (Acquired 02/22/07;
 Cost $306,328,036)
 5.25%(b)                                        05/23/07     $310,238     $   306,482,828
==========================================================================================
                                                                             3,153,906,952
==========================================================================================


DIVERSIFIED BANKS-3.77%

CALYON North America Inc.
 5.23%(c)                                        03/14/07      100,000          99,811,229
------------------------------------------------------------------------------------------
 5.24%(c)                                        03/01/07      110,000         110,000,000
------------------------------------------------------------------------------------------
HBOS Treasury Services PLC
 5.20%(c)                                        07/23/07      150,000         146,883,000
------------------------------------------------------------------------------------------
 5.22%(c)                                        03/13/07      100,000          99,826,000
------------------------------------------------------------------------------------------
Societe Generale North America
 5.12%(c)                                        08/03/07      100,000          97,797,709
------------------------------------------------------------------------------------------
 5.18%(c)                                        06/13/07      200,000         197,007,111
==========================================================================================
                                                                               751,325,049
==========================================================================================


REGIONAL BANKS-2.18%

Bank of Ireland
 (Acquired 12/07/06;
 Cost $92,930,267)
 5.16%(b)(c)                                     05/08/07       95,000          94,074,067
------------------------------------------------------------------------------------------
 (Acquired 11/28/06;
 Cost $73,697,500)
 5.21%(b)(c)                                     03/30/07       75,000          74,685,229
------------------------------------------------------------------------------------------
Banque et Caisse d'Epargne de l'Etat
 (Acquired 02/02/07;
 Cost $19,910,272)
 5.21%(c)                                        03/05/07       20,000          19,988,422
------------------------------------------------------------------------------------------
Danske Corp.
 5.20%(c)                                        08/13/07      150,000         146,425,000
------------------------------------------------------------------------------------------
Northern Rock PLC
 (Acquired 11/07/06;
 Cost $98,251,667)
 5.25%(b)(c)                                     03/07/07      100,000          99,912,584
==========================================================================================
                                                                               435,085,302
==========================================================================================
 Total Commercial Paper (Cost $6,609,580,124)                                6,609,580,124
==========================================================================================


CERTIFICATES OF DEPOSIT-10.87%

Barclays Bank PLC (United Kingdom)
 5.13%(c)                                        03/26/07      100,000         100,000,000
------------------------------------------------------------------------------------------
 5.32%(c)                                        04/27/07      100,000         100,000,000
------------------------------------------------------------------------------------------
 5.34%(c)                                        05/08/07       99,000          99,000,000
------------------------------------------------------------------------------------------
Barclays Bank PLC 5.45%                          06/12/07      102,000         102,000,000
------------------------------------------------------------------------------------------
CALYON
 5.29%                                           03/06/07      150,000         150,000,000
------------------------------------------------------------------------------------------
 5.37%(d)                                        11/09/07      190,000         190,000,000
------------------------------------------------------------------------------------------

                                                              PRINCIPAL
                                                               AMOUNT
                                                MATURITY        (000)           VALUE
------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT-(CONTINUED)

CALYON (United Kingdom)
 5.35%(c)                                        05/07/07     $100,000     $   100,000,000
------------------------------------------------------------------------------------------
Credit Agricole S.A. (United Kingdom)
 5.36%(c)                                        04/23/07      185,000         185,000,000
------------------------------------------------------------------------------------------
Deutsche Bank
 5.35%                                           08/06/07      100,000         100,000,000
------------------------------------------------------------------------------------------
 5.40%                                           12/12/07      150,000         150,000,000
------------------------------------------------------------------------------------------
 5.40%                                           01/09/08       90,000          90,000,000
------------------------------------------------------------------------------------------
Deutsche Bank (United Kingdom)
 5.34%(c)                                        07/23/07      150,000         150,000,000
------------------------------------------------------------------------------------------
HBOS Treasury Services PLC
 5.20%                                           03/30/07      105,000         105,000,000
------------------------------------------------------------------------------------------
 5.31%                                           04/19/07       50,000          50,000,000
------------------------------------------------------------------------------------------
 5.32%                                           07/25/07       45,000          45,000,000
------------------------------------------------------------------------------------------
 5.42%                                           06/08/07      100,000         100,000,000
------------------------------------------------------------------------------------------
Lloyds TSB Bank PLC 5.30%                        10/09/07      100,000         100,000,000
------------------------------------------------------------------------------------------
Societe Generale S.A. (United Kingdom)
 5.26%(c)                                        04/20/07       50,000          50,000,000
------------------------------------------------------------------------------------------
 5.29%(c)                                        06/12/07      100,000         100,000,000
------------------------------------------------------------------------------------------
 5.30%(c)                                        10/09/07      100,000         100,000,000
==========================================================================================
 Total Certificates of Deposit (Cost
 $2,166,000,000)                                                             2,166,000,000
==========================================================================================

VARIABLE RATE DEMAND NOTES-8.60%(D)(E)

INSURED-1.94%(F)


Aerospace Corp.; Series 2006, Taxable Bonds
 (INS-Financial Guaranty Insurance Co.)
 5.31%(g)                                        06/01/36       25,000          25,000,000
------------------------------------------------------------------------------------------
Baptist Health System of South Florida;
 Series 1995 A Taxable RB (INS-MBIA Insurance
 Corp.)
 5.32%(g)                                        05/15/17       14,935          14,935,000
------------------------------------------------------------------------------------------
 Series 1995 B Taxable RB (INS-MBIA Insurance
 Corp.)
 5.32%(g)                                        05/15/25       18,900          18,900,000
------------------------------------------------------------------------------------------
California (State of) Housing Finance Agency;
 Series 1998 P Taxable Home Mortgage RB
 (INS-Financial Security Assurance Inc.)
 5.30%(g)                                        08/01/29       21,700          21,700,000
------------------------------------------------------------------------------------------
 Series 1998 T Taxable Home Mortgage RB
 (INS-Ambac Assurance Corp.)
 5.29%(g)                                        08/01/29        7,780           7,780,000
------------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust

                                                              PRINCIPAL
                                                               AMOUNT
                                                MATURITY        (000)           VALUE
------------------------------------------------------------------------------------------
INSURED-(CONTINUED)

Illinois (State of) Student Assistance
 Commission;
 Series 1998 B Taxable Student Loan RB
 (INS-MBIA Insurance Corp.) 5.31%(g)             09/01/32     $ 15,370     $    15,370,000
------------------------------------------------------------------------------------------
 Series 1999 B-II Taxable Student Loan RB
 (INS-MBIA Insurance Corp.)
 5.31%(g)                                        09/01/34        2,000           2,000,000
------------------------------------------------------------------------------------------
 Series 1999 B-III Taxable Student Loan RB
 (INS-MBIA Insurance Corp.)
 5.31%(g)                                        09/01/34        4,750           4,750,000
------------------------------------------------------------------------------------------
Loanstar Assets Partners II;
 Series 2001 Tranche 1 Taxable Student Loan
 RB (INS-MBIA Insurance Corp.) (Acquired
 11/14/02; Cost $25,000,000)
 5.31%(b)(g)                                     09/01/36       25,000          25,000,000
------------------------------------------------------------------------------------------
 Series 2002 Tranche 1 Taxable Student Loan
 RB (INS-MBIA Insurance Corp.) (Acquired
 08/02/04; Cost $60,000,000)
 5.31%(b)(g)                                     08/01/37       60,000          60,000,000
------------------------------------------------------------------------------------------
 Series 2002 Tranche 2 Taxable Student Loan
 RB (INS-MBIA Insurance Corp.) (Acquired
 08/02/04; Cost $40,000,000)
 5.31%(b)(g)                                     08/01/37       40,000          40,000,000
------------------------------------------------------------------------------------------
 Series 2002 Tranche 3 Taxable Student Loan
 RB (INS-MBIA Insurance Corp.) (Acquired
 08/02/04; Cost $50,000,000)
 5.31%(b)(g)                                     08/01/37       50,000          50,000,000
------------------------------------------------------------------------------------------
 Series 2002 Tranche 4 Taxable Student Loan
 RB (INS-MBIA Insurance Corp.) (Acquired
 08/02/04; Cost $50,000,000)
 5.31%(b)(g)                                     08/01/37       50,000          50,000,000
------------------------------------------------------------------------------------------
Minnesota (State of), Fairview Hospital and
 Healthcare Services; Series 1994 A, Taxable
 ACES (INS-MBIA Insurance Corp.)
 5.32%(g)                                        11/01/15        3,400           3,400,000
------------------------------------------------------------------------------------------
New Jersey (State of) Housing and Mortgage
 Finance Agency; Series 2006 B, Taxable RB
 (INS-Financial Security Assurance Inc.)
 5.30%(g)                                        05/01/28        9,145           9,145,000
------------------------------------------------------------------------------------------
North Carolina (State of) Education
 Assistance Authority; Series 2005 A-5,
 Taxable Student Loan RB (INS-Ambac Assurance
 Corp.) 5.30%(g)                                 09/01/35        6,500           6,500,000
------------------------------------------------------------------------------------------
North Miami (City of), Florida; Series 2002,
 Refunding Special Obligation Taxable RB
 (INS-Ambac Assurance Corp.)
 5.35%(g)                                        07/01/32       14,130          14,130,000
------------------------------------------------------------------------------------------

                                                              PRINCIPAL
                                                               AMOUNT
                                                MATURITY        (000)           VALUE
------------------------------------------------------------------------------------------
INSURED-(CONTINUED)

Omaha (City of) Nebraska; (Riverfront
 Redevelopment Project) Series 2002 B,
 Special Obligation Taxable RB (INS-Ambac
 Assurance Corp.)
 5.37%(g)                                        02/01/26     $ 10,235     $    10,235,000
------------------------------------------------------------------------------------------
Omaha (City of), Nebraska; Special Tax
 Redevelopment; Series 2002 B, Taxable RB
 (INS-Ambac Assurance Corp.)
 5.37%(g)                                        02/01/13        1,300           1,300,000
------------------------------------------------------------------------------------------
Orange (County of), California Board of
 Education (Esplanade Project); Series 2002,
 Taxable COP (INS-Financial Security
 Assurance Inc.)
 5.32%                                           06/01/32        6,700           6,700,000
==========================================================================================
                                                                               386,845,000
==========================================================================================

LETTER OF CREDIT ENHANCED-6.66%(H)

422 Capital LLC; Series 2004-A, Taxable Notes
 (LOC-Wachovia Bank, N.A.)
 5.32%(g)                                        12/01/44       11,650          11,650,000
------------------------------------------------------------------------------------------
989 Market Street LLC; Series 2006,
 Incremental Taxable Bonds (LOC-Wachovia
 Bank, N.A.)
 5.32%                                           03/01/26        7,600           7,600,000
------------------------------------------------------------------------------------------
Advocare of South Carolina Inc.; Series 1997,
 Taxable Bonds (LOC-Wachovia Bank, N.A.)
 5.32%                                           06/01/17        9,250           9,250,000
------------------------------------------------------------------------------------------
Alaska (State of), Four Dam Pool Agency;
 Series 2004 B, Refunding Taxable Electric RB
 (LOC-Dexia Group S.A.)
 5.35%(c)(g)                                     07/01/26        4,230           4,230,000
------------------------------------------------------------------------------------------
Albany (City of), New York Industrial
 Development Agency (Albany Medical Center
 Hospital); Series 2006 B, Taxable IDR
 (LOC-Citizens Bank of Pennsylvania, N.A.)
 5.32%(g)                                        05/01/35        2,470           2,470,000
------------------------------------------------------------------------------------------
Albuquerque (City of), New Mexico (KTech
 Corp. Project); Series 2002, RB, Taxable RB
 (LOC-Wells Fargo Bank, N.A.)
 5.40%(g)                                        08/01/25        1,900           1,900,000
------------------------------------------------------------------------------------------
American Association of Retired Persons;
 Series 2001, Taxable Floating Rate Notes
 (LOC-Bank of America, N.A.) 5.35%(g)            05/01/31       31,200          31,200,000
------------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust

                                                              PRINCIPAL
                                                               AMOUNT
                                                MATURITY        (000)           VALUE
------------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Atlanticare Health Services, Inc.; Series
 2003, Taxable Bonds (LOC-Wachovia Bank,
 N.A.)
 5.39%(g)                                        10/01/33     $ 16,800     $    16,800,000
------------------------------------------------------------------------------------------
Auburn (City of), Alabama Industrial
 Development Board; Series 2006 A, Refunding
 Taxable IDR (LOC-Allied Irish Banks PLC)
 5.32%(c)(g)                                     07/01/26        5,640           5,640,000
------------------------------------------------------------------------------------------
B. Braun Medical Inc.; Series 2000, Taxable
 Bonds (LOC-Citizens Bank of Pennsylvania,
 N.A.)
 5.39%                                           02/01/15       10,450          10,450,000
------------------------------------------------------------------------------------------
 5.39%(g)                                        02/01/15       18,515          18,515,000
------------------------------------------------------------------------------------------
Baltimore (County of), Maryland (Oak Crest
 Village Inc. Project); Series 1999 B,
 Taxable RB (LOC-Wachovia Bank, N.A.)
 5.33%(g)                                        01/01/15        6,840           6,840,000
------------------------------------------------------------------------------------------
Belk, Inc.; Series 1998, Taxable Bonds
 (LOC-Wachovia Bank, N.A.)
 5.39%                                           07/01/08       12,500          12,500,000
------------------------------------------------------------------------------------------
 5.39%(g)                                        07/01/08       24,600          24,600,000
------------------------------------------------------------------------------------------
Bernalillo (County of), New Mexico (Tempur
 Production USA, Inc. Project); Series 2005
 A, Taxable RB (LOC-Bank of America, N.A.)
 5.35%(g)                                        09/01/30       18,365          18,365,000
------------------------------------------------------------------------------------------
Bochasanwais Shree Akshar Purushottam
 Swaminarayan Sanstha Inc.; Series 2006,
 Taxable Bonds (LOC-Comerica Bank)
 5.37%                                           06/01/22        3,300           3,300,000
------------------------------------------------------------------------------------------
Boston (City of), Massachusetts Industrial
 Development Financing Authority (Fenway
 Community Health Center Project);
 Series 2006 B, Taxable RB (LOC-Fifth Third
 Bank)
 5.32%(g)                                        06/01/36       16,095          16,095,000
------------------------------------------------------------------------------------------
 Series 2006 C, Taxable RB (LOC-Fifth Third
 Bank)
 5.32%(g)                                        06/01/36        7,625           7,625,000
------------------------------------------------------------------------------------------
Brazos River Authority (TXU Energy Co. LLC
 Project); Series 2001 I, Taxable PCR
 (LOC-Wachovia Bank, N.A.) 5.33%(g)              12/01/36       46,790          46,790,000
------------------------------------------------------------------------------------------
California (State of), Biola University;
 Series 2004 A, Taxable RB (LOC-Allied Irish
 Banks PLC) 5.35%(c)(g)                          10/01/34       12,300          12,300,000
------------------------------------------------------------------------------------------
 Series 2004 B, Taxable RB (LOC-BNP Paribas)
 5.35%(c)(g)                                     10/01/34       12,300          12,300,000
------------------------------------------------------------------------------------------

                                                              PRINCIPAL
                                                               AMOUNT
                                                MATURITY        (000)           VALUE
------------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

California (State of), Access to Loans for
 Learning Student Loan Corp.;
 Series 2001-II-A-5, Taxable Student Loan
 Program RB (LOC-State Street Bank & Trust
 Co.)
 5.31%(g)                                        07/01/36     $ 43,400     $    43,400,000
------------------------------------------------------------------------------------------
 Series 2001-II-A-6, Taxable Student Loan
 Program RB (LOC-State Street Bank & Trust
 Co.)
 5.33%                                           07/01/36        2,900           2,900,000
------------------------------------------------------------------------------------------
Capital Markets Access Co. LC (Alabama
 Digestive Health, LLC Project); Series
 2005-C, Taxable Floating Rate Bonds
 (LOC-Wachovia Bank, N.A.) 5.39%                 06/01/32          502             501,310
------------------------------------------------------------------------------------------
Capital Markets Access Co. LC (Boynton
 Outpatient Center, LLC Project); Series
 2005-B, Taxable Floating Rate Bonds
 (LOC-Wachovia Bank, N.A.) 5.39%(g)              07/01/25        1,315           1,315,000
------------------------------------------------------------------------------------------
Capital Markets Access Co. LC (Delray
 Outpatient Properties, LLC Project); Series
 2005-A, Taxable Floating Rate Bonds
 (LOC-Wachovia Bank, N.A.) 5.39%                 07/01/25        8,385           8,385,000
------------------------------------------------------------------------------------------
Capital Markets Access Co. LC (Pinnacle
 Financial Project);
 Series 2007, Taxable Floating Rate Bonds
 (LOC-Wachovia Bank, N.A.) 5.39%                 02/01/32       10,000          10,000,000
------------------------------------------------------------------------------------------
Capital One Funding Corp.;
 Series 1999 F, Taxable Floating Rate Notes
 (LOC-JPMorgan Chase Bank, N.A.)
 5.36%(g)                                        12/02/19        7,791           7,791,000
------------------------------------------------------------------------------------------
 Series 2000 B, Taxable Floating Rate Notes
 (LOC-JPMorgan Chase Bank, N.A.)
 5.36%(g)                                        07/01/20        7,048           7,048,000
------------------------------------------------------------------------------------------
 Series 2000 C, Taxable Floating Rate Notes
 (LOC-JPMorgan Chase Bank, N.A.)
 5.36%(g)                                        09/01/20        6,330           6,330,000
------------------------------------------------------------------------------------------
 Series 2000 D, Taxable Floating Rate Notes
 (LOC-JPMorgan Chase Bank, N.A.)
 5.36%(g)                                        05/01/26        6,500           6,500,000
------------------------------------------------------------------------------------------
Central Michigan Inns Capital LLC; Series
 1998-A,
 Taxable Floating Rate Notes (LOC-Wachovia
 Bank, N.A.) 5.39%                               11/01/28        9,580           9,580,000
------------------------------------------------------------------------------------------
 Taxable Floating Rate Notes (LOC-Wachovia
 Bank, N.A.) 5.39%(g)                            11/01/28        1,995           1,995,000
------------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust

                                                              PRINCIPAL
                                                               AMOUNT
                                                MATURITY        (000)           VALUE
------------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Chatham Capital Corp.; Series 2000, Taxable
 Floating Rate Notes (LOC-JPMorgan Chase
 Bank, N.A.) 5.36%(g)                            07/01/20     $ 11,900     $    11,900,000
------------------------------------------------------------------------------------------
Chula Vista (City of), California (Teresina
 Apartments); Series 2006 A, Refunding
 Multi-Family Housing Taxable RB (LOC-Federal
 National Mortgage Association)
 5.32%(g)                                        05/15/36        8,970           8,970,000
------------------------------------------------------------------------------------------
Columbus (City of), Georgia Development
 Authority (Fairfield Inn & Suites Project);
 Series 2003, Taxable RB (LOC- Regions Bank)
 5.37%                                           08/01/23        3,300           3,300,000
------------------------------------------------------------------------------------------
Conair Corp.;
 Series 2002, Taxable Economic Development
 Bonds (LOC-Wachovia Bank, N.A.)
 5.32%(g)                                        09/01/12        6,595           6,595,000
------------------------------------------------------------------------------------------
Corp. Finance Managers Inc. Integrated Loan
 Program; Series B, PARTs (LOC-Wells Fargo
 Bank, N.A.) 5.40%(g)                            02/02/43          260             260,000
------------------------------------------------------------------------------------------
Danville-Pittsylvania (County of), Virginia
 Regional Industrial Facility Authority
 (Crane Creek Project);
 Series 2005, Taxable RB (LOC-Wachovia Bank,
 N.A.)
 5.39%                                           01/01/26        7,200           7,200,000
------------------------------------------------------------------------------------------
Detroit (City of), Economic Development Corp.
 (Waterfront Reclamation and Casino
 Development Project);
 Series 1999 A, Taxable RB (LOC-Deutsche Bank
 A.G.)
 5.37%(c)(g)                                     05/01/09       41,830          41,830,000
------------------------------------------------------------------------------------------
Dome Corp.;
 Series 1991, Taxable Floating Rate Notes
 (LOC-Wachovia Bank, N.A.) 5.39%                 08/31/16        9,900           9,900,000
------------------------------------------------------------------------------------------
Emerald Bay Club L.P.;
 Series 2004, Taxable Floating Rate Notes
 (LOC-Wachovia Bank, N.A.) 5.32%(g)              12/01/15        8,000           8,000,000
------------------------------------------------------------------------------------------
EPC Allentown, LLC;
 Series 2005, Taxable Floating Rate Bonds
 (LOC-Wachovia Bank, N.A.) 5.32%(g)              07/01/30        6,000           6,000,000
------------------------------------------------------------------------------------------
Florida Christian College, Inc.;
 Series 2006, Taxable RB (LOC-Fifth Third
 Bank)
 5.35%(g)                                        11/01/36        6,500           6,500,000
------------------------------------------------------------------------------------------

                                                              PRINCIPAL
                                                               AMOUNT
                                                MATURITY        (000)           VALUE
------------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Fun Entertainment LLC;
 Series 2005, Taxable Floating Rate Bonds
 (LOC-Wachovia Bank, N.A.) 5.32%(g)              01/01/25     $ 10,420     $    10,420,000
------------------------------------------------------------------------------------------
General Secretariat of the Organization of
 American States;
 Series 2001 A, Taxable (LOC-Bank of America,
 N.A.)
 5.35%(g)                                        03/01/33       17,505          17,505,000
------------------------------------------------------------------------------------------
Germain Properties of Columbus Inc., Germain
 Real Estate Co. LLC and Germain Motor Co.;
 Series 2001, Taxable Floating Rate Notes
 (LOC-JPMorgan Chase Bank, N.A.)
 5.40%                                           03/01/31       10,200          10,200,000
------------------------------------------------------------------------------------------
 5.40%(g)                                        03/01/31        7,480           7,480,000
------------------------------------------------------------------------------------------
Glendale (City of), Arizona Industrial
 Development Authority (Thunderbird, The
 Garvin School of International Management);
 Series 2005 B, Taxable Refunding RB
 (LOC-Bank of New York)
 5.35%(g)                                        07/01/35        6,300           6,300,000
------------------------------------------------------------------------------------------
Hunter's Ridge/Southpointe; Series 2005,
 Taxable Floating Rate Notes (LOC-Wachovia
 Bank, N.A.)
 5.32%(g)                                        06/01/25        6,350           6,350,000
------------------------------------------------------------------------------------------
Illinois (State of), Student Assistance
 Commission; Series 1997 B, Taxable Student
 Loan RB (LOC-JPMorgan Chase Bank, N.A.)
 5.31%(g)                                        09/01/31        7,800           7,800,000
------------------------------------------------------------------------------------------
JPV Capital LLC;
 Series 1999 A, Taxable Floating Rate Notes
 (LOC-Wells Fargo Bank, N.A.) 5.39%(g)           12/01/39       16,750          16,750,000
------------------------------------------------------------------------------------------
Lake Oswego (City of), Oregon Redevelopment
 Agency; Series 2005 B, Taxable TAN
 (LOC-Wells Fargo Bank, N.A.)
 5.40%(g)                                        06/01/20          380             380,000
------------------------------------------------------------------------------------------
Liberty (County of), Georgia Industrial
 Authority (Hugo Boss, USA, Inc. Project);
 Series 2002, Taxable RB (LOC-Wachovia Bank,
 N.A.)
 5.39%(g)                                        01/01/18        4,200           4,200,000
------------------------------------------------------------------------------------------
Loanstar Assets Partners L.P.; Series 2005 A,
 Taxable Student Loan RB (LOC-State Street
 Bank & Trust Co.) (Acquired 02/23/05; Cost
 $157,350,000)
 5.31%(b)(g)                                     02/01/41      157,350         157,350,000
------------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust

                                                              PRINCIPAL
                                                               AMOUNT
                                                MATURITY        (000)           VALUE
------------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Lone Tree (City of), Colorado Building
 Authority; Series 2007, Taxable COP
 (LOC-Wells Fargo Bank, N.A.)
 5.40%(g)                                        12/01/17     $  3,075     $     3,075,000
------------------------------------------------------------------------------------------
LP Pinewood SPV LLC; Series 2003, Taxable
 Floating Rate Notes (LOC-Wachovia Bank,
 N.A.)
 5.32%(g)                                        02/01/18       55,200          55,200,000
------------------------------------------------------------------------------------------
Luzerne (County of), Pennsylvania Industrial
 Development Authority (PennSummit Tubular
 LLC Project);
 Series 2006 B, Taxable RB (LOC-Wachovia
 Bank, N.A.)
 5.32%                                           02/01/21        2,705           2,705,000
------------------------------------------------------------------------------------------
M2 Phoenix 1222 LLC; Series 2006, Taxable
 Floating Rate Notes (LOC-Wachovia Bank,
 N.A.)
 5.33%(g)                                        07/01/35       22,000          22,000,000
------------------------------------------------------------------------------------------
Macatawa Capital Partners LLC (Profile
 Industrial Packaging Corp.); Series 2003 A,
 Taxable Floating Rate Notes (LOC-Fifth Third
 Bank)
 5.36%(g)                                        12/01/53        2,975           2,975,000
------------------------------------------------------------------------------------------
Madison (City of), Wisconsin Community
 Development Authority (Overture Development
 Corp.);
 Series 2001, Taxable Conv. RB (LOC-JPMorgan
 Chase Bank, N.A.; U.S. Bank, N.A.; M&I
 Marshall & Ilsley Bank)
 5.41%(g)                                        06/01/36       58,700          58,700,000
------------------------------------------------------------------------------------------
Massachusetts (State of), Development Finance
 Agency (Briarwood Retirement Community);
 Series 2004 B, Taxable RB (LOC-Comerica
 Bank)
 5.37%                                           01/01/35        8,625           8,625,000
------------------------------------------------------------------------------------------
Meharry Medical College;
 Series 2001, Unlimited Taxable GO (LOC-Bank
 of America, N.A.)
 5.35%(g)                                        08/01/16        9,315           9,315,000
------------------------------------------------------------------------------------------
Michigan (State of), Strategic Fund (Holland
 Home Obligated Group);
 Series 2005 B, Taxable Refunding Limited
 Obligation RB (LOC-Fifth Third Bank)
 5.35%                                           11/01/28        7,695           7,695,000
------------------------------------------------------------------------------------------
Mississippi (State of), Business Finance
 Corp. (Belk, Inc. Project); Series 2005,
 Taxable IDR (LOC-Wachovia Bank, N.A.)
 5.32%(g)                                        10/01/25       21,000          21,000,000
------------------------------------------------------------------------------------------
Mississippi (State of), Business Finance
 Corp. (Lextron-Visteon Leasing Project);
 Series 2003, Taxable IDR (LOC-JPMorgan Chase
 Bank, N.A.)
 5.33%(g)                                        12/01/27        7,330           7,330,000
------------------------------------------------------------------------------------------

                                                              PRINCIPAL
                                                               AMOUNT
                                                MATURITY        (000)           VALUE
------------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Mississippi (State of), Business Finance
 Corp. (Viking Range Corp. Project);
 Series 2000, Taxable IDR (LOC-Bank of
 America, N.A.)
 5.39%                                           06/01/15     $ 10,690     $    10,690,000
------------------------------------------------------------------------------------------
Net Magan Two LLC;
 Series 2006, Taxable Notes (LOC-Wachovia
 Bank, N.A.)
 5.32%(g)                                        04/01/26       15,200          15,200,000
------------------------------------------------------------------------------------------
New Jersey (State of), Economic Development
 Authority Thermal Energy Facilities (Marina
 Energy LLC-2001 Project); Series B, Taxable
 RB (LOC-Wachovia Bank, N.A.)
 5.32%(g)                                        09/01/21        7,700           7,700,000
------------------------------------------------------------------------------------------
New Jersey (State of), Young Men's Christian
 Association of Hunterdon County; Series
 2004, Taxable Floating Rate Notes
 (LOC-Wachovia Bank, N.A.)
 5.32%(g)                                        02/01/24        2,210           2,210,000
------------------------------------------------------------------------------------------
New York (State of), Housing Finance Agency;
 Series 2003 F, Taxable Service Contract
 Refunding RB (LOC-State Street Bank & Trust
 Co.)
 5.32%(g)                                        09/15/07        3,100           3,100,000
------------------------------------------------------------------------------------------
Northwest Arkansas Regional Airport
 Authority; Series 2004 A, Taxable Refunding
 RB (LOC-Regions Bank)
 5.35%(g)                                        02/01/21       16,000          16,000,000
------------------------------------------------------------------------------------------
Polk (County of), Florida Industrial
 Development Authority (GSG Investments
 Project);
 Series 2005 B, Taxable IDR (LOC-Wachovia
 Bank, N.A.)
 5.39%(g)                                        05/01/27        3,270           3,270,000
------------------------------------------------------------------------------------------
Porterfield Family Partners, L.P.;
 Series 2004, Taxable Floating Rate Notes
 (LOC-Wachovia Bank, N.A.)
 5.39%(g)                                        07/01/14        3,000           3,000,000
------------------------------------------------------------------------------------------
Prince George's (County of), Maryland
 (Collington Episcopal Life Care Community,
 Inc.);
 Series 2006 C, Taxable RB (LOC-LaSalle Bank,
 N.A.)
 5.35%(g)                                        04/01/15        6,660           6,660,000
------------------------------------------------------------------------------------------
Racetrac Capital, LLC;
 Series 2000, Taxable Floating Rate Bonds
 (LOC-Regions Bank)
 5.34%(g)                                        09/01/20       16,600          16,600,000
------------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust

                                                              PRINCIPAL
                                                               AMOUNT
                                                MATURITY        (000)           VALUE
------------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Ray, R.G. Corp.; Series 2000, Taxable
 Floating Rate Bonds (LOC-LaSalle Bank, N.A.)
 5.36%(g)                                        01/01/15     $  2,495     $     2,495,000
------------------------------------------------------------------------------------------
Richmond (City of), Redevelopment & Housing
 Authority (1995 Old Manchester Project);
 Series 1995 B, Taxable RB (LOC-Wachovia
 Bank, N.A.)
 5.40%(g)                                        12/01/25        1,590           1,590,000
------------------------------------------------------------------------------------------
Rockwood Quarry, LLC;
 Series 2002, Taxable Floating Rate Notes
 (LOC-Fifth Third Bank)
 5.35%(g)                                        12/01/22        4,500           4,500,000
------------------------------------------------------------------------------------------
Roman Catholic Diocese of Charlotte;
 Series 2002, Taxable Floating Rate Bonds
 (LOC-Wachovia Bank, N.A.)
 5.32%(g)                                        05/01/14       12,455          12,455,000
------------------------------------------------------------------------------------------
Roman Catholic Diocese of Raleigh;
 Series 2002 A Taxable RB (LOC-Bank of
 America, N.A.)
 5.37%                                           06/01/18        4,500           4,500,000
------------------------------------------------------------------------------------------
 5.37%(g)                                        06/01/18        1,300           1,300,000
------------------------------------------------------------------------------------------
Sabri Arac (The Quarry Lane School);
 Series 2005, Taxable Floating Rate Bonds
 (LOC-Bank of America, N.A.)
 5.35%(g)                                        10/01/35       19,500          19,500,000
------------------------------------------------------------------------------------------
Santa Rosa (City of), California (Rancheria
 Tachi Yokut Tribe);
 Series 2004, Taxable RB (LOC-JPMorgan Chase
 Bank, N.A.)
 5.40%(g)                                        09/01/19       36,560          36,560,000
------------------------------------------------------------------------------------------
Savannah College of Art and Design;
 Series 2004, Taxable RB (LOC-Bank of
 America, N.A.)
 5.35%(g)                                        04/01/24       22,968          22,968,000
------------------------------------------------------------------------------------------
Shepherd Capital LLC (Open Terrace);
 Series 2002 B, Taxable Floating Rate Notes
 (LOC-Wachovia Bank, N.A.)
 5.32%(g)                                        11/01/52        9,730           9,730,000
------------------------------------------------------------------------------------------
Shepherd Capital LLC (Hinman Affiliates);
 Series 2003 D, Taxable Floating Rate Notes
 (LOC-Fifth Third Bank)
 5.32%(g)                                        07/01/54       10,000          10,000,000
------------------------------------------------------------------------------------------
Shepherd Capital LLC (Trade Center);
 Series 2004 A, Taxable Floating Rate Notes
 (LOC-Federal Home Loan Bank of Indianapolis)
 5.32%(g)                                        10/01/53        5,660           5,660,000
------------------------------------------------------------------------------------------

                                                              PRINCIPAL
                                                               AMOUNT
                                                MATURITY        (000)           VALUE
------------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Sprenger Enterprises Inc.;
 Series 2005, Taxable Floating Rate Bonds
 (LOC-JPMorgan Chase Bank, N.A.)
 5.36%(g)                                        10/01/35     $ 18,200     $    18,200,000
------------------------------------------------------------------------------------------
Thomasville (City of), Georgia Payroll
 Development Authority (American Fresh Foods
 L.P.);
 Series 2005 B, Taxable RB (LOC-Wachovia
 Bank, N.A.)
 5.39%(g)                                        09/01/17        1,175           1,175,000
------------------------------------------------------------------------------------------
United Fuels, LLC;
 Series 2006, Taxable RB (LOC-Fifth Third
 Bank)
 5.35%(g)                                        01/01/31        4,710           4,710,000
------------------------------------------------------------------------------------------
University of Virginia Real Estate
 Foundation;
 Series 2001, Taxable RB (LOC-Wachovia Bank,
 N.A.)
 5.39%(g)                                        07/01/26       44,320          44,320,000
------------------------------------------------------------------------------------------
Utah (State of), Telecommunication Open
 Infrastructure Agency;
 Series 2004, Taxable RB (LOC-Bank of
 America, N.A.)
 5.35%(g)                                        07/15/26       39,400          39,400,000
------------------------------------------------------------------------------------------
 Series 2006, Taxable RB (LOC-Bank of
 America, N.A.)
 5.35%(g)                                        07/15/26       10,000          10,000,000
------------------------------------------------------------------------------------------
Wake Forest University;
 Series 1997, Taxable RB (LOC-Wachovia Bank,
 N.A.)
 5.32%(g)                                        07/01/17        3,400           3,400,000
------------------------------------------------------------------------------------------
West Michigan Heart Capital LLC;
 Series 2004 A, Taxable Floating Rate Notes
 (LOC-Fifth Third Bank)
 5.32%(g)                                        05/01/44        9,530           9,530,000
------------------------------------------------------------------------------------------
Westmoreland (County of), Pennsylvania
 Industrial Development Authority (Excela
 Health Project);
 Series 2005 D, Taxable Health System IDR
 (LOC-Wachovia Bank, N.A.)
 5.34%(g)                                        07/01/25        1,900           1,900,000
------------------------------------------------------------------------------------------
Wisconsin (State of), Heart
 Hospital LLC (The);
 Series 2003, Taxable RB (LOC-JPMorgan Chase
 Bank, N.A.)
 5.32%(g)                                        11/01/23       37,800          37,800,000
==========================================================================================
                                                                             1,326,098,310
==========================================================================================
 Total Variable Rate Demand Notes (Cost
 $1,712,943,310)                                                             1,712,943,310
==========================================================================================

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust

                                                              PRINCIPAL
                                                               AMOUNT
                                                MATURITY        (000)           VALUE
------------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES-6.88%

ASSET-BACKED SECURITIES-FULLY SUPPORTED
 BANK-1.40%


RACERS Trust;
 Series 2004-6-MM, Floating Rate Notes
 (CEP-Lehman Brothers Holdings Inc.)
 (Acquired 04/13/04; Cost $279,000,000)
 5.34%(b)(d)                                     08/22/07     $279,000     $   279,000,000
==========================================================================================



ASSET-BACKED SECURITIES-SECURITY INVESTMENT
 VEHICLES-2.76%


Sigma Finance Inc.,
 (Acquired 03/13/06;
 Cost $99,990,000)
 5.28%(b)(c)(d)                                  03/19/07      100,000          99,999,512
------------------------------------------------------------------------------------------
 (Acquired 11/28/06; Cost $150,000,000)
 5.28%(b)(c)                                     12/03/07      150,000         150,000,000
------------------------------------------------------------------------------------------
 (Acquired 01/04/07; Cost $100,000,000)
 5.32%(b)(c)(d)                                  01/15/08      100,000         100,000,000
------------------------------------------------------------------------------------------
 (Acquired 10/13/06; Cost $100,000,000)
 5.39%(b)(c)                                     10/17/07      100,000         100,000,000
------------------------------------------------------------------------------------------
 (Acquired 01/18/07; Cost $100,000,000)
 5.40%(b)(c)                                     01/22/08      100,000         100,000,000
==========================================================================================
                                                                               549,999,512
==========================================================================================


DIVERSIFIED BANKS-0.18%

Lothian Mortgages Master Issuer PLC;
 (United Kingdom) Series 2006-1A, Class A1,
 Floating Rate Bonds (Acquired 05/05/06; Cost
 $36,271,500) 5.29%(b)(c)(d)                     04/24/07       36,272          36,271,500
==========================================================================================


FULLY SUPPORTED MONOLINE-0.41%

Wachovia Asset Securitization Issuance LLC;
 Series 2004-HEMM1, Class A, Putable Floating
 Rate Bonds (Acquired 09/07/05; Cost
 $80,965,277) 5.31%(b)(d)(i)                     11/25/34       80,965          80,965,276
==========================================================================================


STRUCTURED-2.13%

Granite Master Issuer PLC; (United Kingdom)
 Series 2006-1A, Class A1 Floating Rate Bonds
 (Acquired 01/08/07; Cost $150,000,000)
 5.29%(b)(c)(d)                                  01/20/08      150,000         150,000,000
------------------------------------------------------------------------------------------
 Series 2006-3A, Class A4 Floating Rate Bonds
 5.30%(c)(d)                                     08/20/07       75,000          75,000,000
------------------------------------------------------------------------------------------

                                                              PRINCIPAL
                                                               AMOUNT
                                                MATURITY        (000)           VALUE
------------------------------------------------------------------------------------------
Paragon Mortgages PLC; (United Kingdom)
 Series 12A, Class A1, Floating Rate Bonds
 (Acquired 07/14/06; Cost $91,476,612)
 5.30%(b)(c)(d)                                  05/17/07     $ 91,477     $    91,476,612
------------------------------------------------------------------------------------------
Permanent Financing PLC;
 (United Kingdom) Series 9A, Class 1A,
 Floating Rate Bonds (Acquired 03/15/06; Cost
 $109,000,000)
 5.29%(b)(c)(d)                                  03/10/07      109,000         109,000,000
==========================================================================================
                                                                               425,476,612
==========================================================================================
 Total Asset-Backed Securities (Cost
 $1,371,712,900)                                                             1,371,712,900
==========================================================================================

MASTER NOTE AGREEMENT-4.80%(J)

Merrill Lynch Mortgage Capital, Inc.
 (Acquired 02/05/07; Cost $956,000,000)
 5.44%(b)(d)(g)                                  04/05/07      956,000         956,000,000
==========================================================================================

TIME DEPOSITS-4.61%

CALYON (Cayman Islands)
 5.33%(c)(g)                                     03/01/07       75,000          75,000,000
------------------------------------------------------------------------------------------
Canadian Imperial Bank of Commerce (Cayman
 Islands)
 5.44%(c)(g)                                     03/01/07      220,000         220,000,000
------------------------------------------------------------------------------------------
Danske Bank (United Kingdom)
 5.37%(c)(g)                                     03/01/07      406,000         406,000,000
------------------------------------------------------------------------------------------
Wells Fargo Bank, N.A. (Cayman Islands)
 5.25%(c)(g)                                     03/01/07      218,116         218,115,915
==========================================================================================
 Total Time Deposits (Cost $919,115,915)                                       919,115,915
==========================================================================================

MEDIUM-TERM NOTES-3.51%

Allstate Life Global Funding Floating Rate
 MTN
 5.31%(d)                                        03/27/08       50,000          50,000,000
------------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust

                                                              PRINCIPAL
                                                               AMOUNT
                                                MATURITY        (000)           VALUE
------------------------------------------------------------------------------------------
MEDIUM-TERM NOTES-(CONTINUED)

Allstate Life Global Funding II,
 Floating Rate MTN (Acquired 03/08/04;
 Cost $140,000,000)
 5.37%(b)(d)                                     03/07/08     $140,000     $   140,000,000
------------------------------------------------------------------------------------------
 (Acquired 11/18/03; Cost $130,000,000)
 5.40%(b)(d)                                     03/14/08      130,000         130,000,000
------------------------------------------------------------------------------------------
Credit Agricole S.A. Floating Rate MTN
 (Acquired 06/23/06; Cost $100,000,000)
 5.33%(b)(c)(d)                                  03/24/08      100,000         100,000,000
------------------------------------------------------------------------------------------
Metropolitan Life Global Funding I Floating
 Rate MTN (Acquired 08/20/03; Cost
 $90,000,000)
 5.41%(b)(d)                                     03/14/08       90,000          90,000,000
------------------------------------------------------------------------------------------
Royal Bank of Canada Floating Rate Yankee MTN
 5.37%(c)(d)                                     03/07/08      100,000         100,000,000
------------------------------------------------------------------------------------------
Royal Bank of Scotland PLC, Sr. Unsec.
 Floating Rate MTN (Acquired 04/14/05; Cost
 $60,000,000)
 5.31%(b)(c)(d)                                  03/20/08       60,000          60,000,000
------------------------------------------------------------------------------------------
Westpac Banking Corp. Floating Rate MTN
 (Acquired 01/23/07; Cost $30,001,500)
 5.30%(b)(c)(d)                                  03/05/08       30,000          30,001,469
==========================================================================================
 Total Medium-Term Notes (Cost $700,001,469)                                   700,001,469
==========================================================================================


FUNDING AGREEMENTS-2.32%

MetLife Insurance Co. of Connecticut,
 (Acquired 08/25/06; Cost $100,000,000)
 5.42%(b)(d)(k)                                  08/27/07      100,000         100,000,000
------------------------------------------------------------------------------------------
 (Acquired 11/21/06; Cost $110,000,000)
 5.42%(b)(d)(k)                                  11/21/07      110,000         110,000,000
------------------------------------------------------------------------------------------
New York Life Insurance Co. (Acquired
 04/05/06; Cost $253,000,000)
 5.42%(b)(d)(k)                                  04/05/07      253,000         253,000,000
==========================================================================================
 Total Funding Agreements (Cost $463,000,000)                                  463,000,000
==========================================================================================
TOTAL INVESTMENTS (excluding Repurchase
 Agreements)-74.75% (Cost $14,898,353,718)                                  14,898,353,718
__________________________________________________________________________________________
==========================================================================================



                                                REPURCHASE
                                                  AMOUNT           VALUE
-----------------------------------------------------------------------------
REPURCHASE AGREEMENTS-26.36%(L)

ABN AMRO Bank N.V., Agreement dated 02/28/07,
  maturing value $200,029,611 (collateralized
  by U.S. Government obligations valued at
  $204,000,000; 5.71%-6.00%,
  04/01/35-05/01/38)
  5.33%, 03/01/07                              $200,029,611   $   200,000,000
-----------------------------------------------------------------------------
ABN AMRO Bank N.V., Joint agreement dated
  02/28/07, aggregate maturing value
  $350,051,139 (collateralized by U.S.
  Government obligations valued at
  $357,000,198; 3.00%-8.75%,
  06/30/08-08/15/22)
  5.26%, 03/01/07                              289,915,095        289,872,741
-----------------------------------------------------------------------------
Banc of America Securities LLC, Joint
  agreement dated 02/28/07, aggregate
  maturing value $250,036,458 (collateralized
  by U.S. Government obligations valued at
  $255,000,937; 0%-3.38%, 11/15/08-10/15/09)
  5.25%, 03/01/07                                5,000,729          5,000,000
-----------------------------------------------------------------------------
Banc of America Securities LLC, Joint
  agreement dated 02/28/07, aggregate
  maturing value $500,073,889 (collateralized
  by U.S. Government obligations valued at
  $510,000,001;
  5.00%, 05/01/35)
  5.32%, 03/01/07                              325,048,028        325,000,000
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
                                                REPURCHASE
                                                  AMOUNT           VALUE
REPURCHASE AGREEMENTS-(CONTINUED)

Barclays Capital Inc., Joint agreement dated
  02/28/07, aggregate maturing value
  $300,043,917 (collateralized by U.S.
  Government obligations valued at
  $306,000,397; 0.88%, 04/15/10)
  5.27%, 03/01/07                              $55,008,051    $    55,000,000
-----------------------------------------------------------------------------
Barclays Capital Inc., Joint agreement dated
  02/28/07, aggregate maturing value
  $500,074,028 (collateralized by U.S.
  Government obligations valued at
  $510,000,001; 4.00%-6.50%,
  08/01/18-06/01/39)
  5.33%, 03/01/07                              236,332,793        236,297,808
-----------------------------------------------------------------------------
Barclays Capital Inc., Joint agreement dated
  02/28/07, aggregate maturing value
  $500,621,781 (collateralized by U.S.
  Government obligations valued at
  $510,559,749; 0%-6.15%, 07/25/07-08/15/19)
  5.31%, 03/01/07                              132,067,246        132,047,769
-----------------------------------------------------------------------------
Bear, Stearns & Co., Inc., Joint agreement
  dated 02/28/07, aggregate maturing value
  $300,044,167 (collateralized by U.S.
  Government obligations valued at
  $306,004,334; 5.00%-7.00%,
  04/01/14-03/01/37)
  5.30%, 03/01/07                              100,014,722        100,000,000
-----------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust

                                                REPURCHASE
                                                  AMOUNT           VALUE
-----------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

BNP Paribas, Joint agreement dated 02/28/07,
  aggregate maturing value $250,036,597
  (collateralized by U.S. Government
  obligations valued at $255,000,422;
  0%-3.50%, 04/19/07-07/15/13)
  5.27%, 03/01/07                              $ 5,000,732    $     5,000,000
-----------------------------------------------------------------------------
BNP Paribas Securities Corp., Joint agreement
  dated 02/28/07, aggregate maturing value
  $999,149,087 (collateralized by U.S.
  Government and Corporate obligations valued
  at $1,033,052,963; 0%-7.68%,
  12/15/19-01/20/47)
  5.37%, 03/01/07(c)                           796,148,013        796,029,217
-----------------------------------------------------------------------------
Citigroup Global Markets Inc., Joint
  agreement dated 02/28/07, aggregate
  maturing value $1,300,194,007
  (collateralized by Corporate obligations
  valued at $1,365,000,001; 0%-26.32%,
  07/15/18-09/20/51)
  5.37%, 03/01/07                              899,133,163        899,000,000
-----------------------------------------------------------------------------
Citigroup Global Markets Inc., Joint
  agreement dated 02/28/07, aggregate
  maturing value $250,036,597 (collateralized
  by U.S. Government obligations valued at
  $255,000,000; 0%-4.88%, 10/31/07-02/15/20)
  5.27%, 03/01/07                                5,000,732          5,000,000
-----------------------------------------------------------------------------
Credit Suisse Securities (USA) LLC, Joint
  agreement dated 02/28/07, aggregate
  maturing value $250,036,597 (collateralized
  by U.S. Government obligations valued at
  $255,001,137; 0%, 08/15/26-11/15/26)
  5.27%, 03/01/07                                5,000,732          5,000,000
-----------------------------------------------------------------------------
Deutsche Bank Securities Inc., Joint
  agreement dated 02/28/07, aggregate
  maturing value $250,036,597 (collateralized
  by U.S. Government obligations valued at
  $255,000,536; 2.00%-8.13%,
  07/15/14-08/15/19)
  5.27%, 03/01/07                                5,000,732          5,000,000
-----------------------------------------------------------------------------
Fortis Bank N.V./S.A., Joint agreement dated
  02/28/07, aggregate maturing value
  $1,000,148,958 (collateralized by Corporate
  obligations valued at $1,050,000,000;
  4.25%-6.00%, 09/25/33-12/03/51)
  5.36%, 03/01/07(c)                           830,123,635        830,000,000
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
                                                REPURCHASE
                                                  AMOUNT           VALUE
REPURCHASE AGREEMENTS-(CONTINUED)

Goldman, Sachs & Co., Agreement dated
  02/28/07, maturing value $250,037,014
  (collateralized by U.S. Government
  obligations valued at $255,000,000;
  6.00%-6.50%, 03/01/26-05/01/33)
  5.33%, 03/01/07                              $250,037,014   $   250,000,000
-----------------------------------------------------------------------------
Greenwich Capital Markets, Inc., Joint
  agreement dated 02/28/07, aggregate
  maturing value $800,118,667 (collateralized
  by U.S. Government obligations valued at
  $816,004,542; 0%-8.88%, 04/20/07-02/01/37)
  5.34%, 03/01/07                              660,790,570        660,692,567
-----------------------------------------------------------------------------
JPMorgan Securities Inc., Joint agreement
  dated 02/28/07, aggregate maturing value
  $250,036,528 (collateralized by U.S.
  Government obligations valued at
  $255,003,563; 0%-8.00%, 05/15/14-02/15/37)
  5.26%, 03/01/07                                5,000,731          5,000,000
-----------------------------------------------------------------------------
Morgan Stanley, Agreement dated 02/28/07,
  maturing value $250,036,944 (collateralized
  by U.S. Government obligations valued at
  $256,090,261; 4.50%-7.00%,
  09/01/19-01/01/37)
  5.32%, 03/01/07                              250,036,944        250,000,000
-----------------------------------------------------------------------------
Morgan Stanley, Joint agreement dated
  02/28/07, aggregate maturing value
  $250,036,528 (collateralized by U.S.
  Government obligations valued at
  $257,026,021; 3.50%-6.50%,
  11/15/09-02/15/10)
  5.26%, 03/01/07                                5,000,731          5,000,000
-----------------------------------------------------------------------------
Societe Generale S.A., Joint agreement dated
  02/28/07, aggregate maturing value
  $300,043,833 (collateralized by U.S.
  Government obligations valued at
  $306,000,194; 0%-13.25%, 07/26/07-02/15/36)
  5.26%, 03/01/07                               55,008,036         55,000,000
-----------------------------------------------------------------------------
UBS Securities LLC, Joint agreement dated
  02/28/07, aggregate maturing value
  $300,043,917 (collateralized by U.S.
  Government obligations valued at
  $306,003,404; 4.50%-7.50%,
  08/15/11-02/15/36)
  5.27%, 03/01/07                               55,008,051         55,000,000
-----------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust


                                                REPURCHASE
                                                  AMOUNT           VALUE
-----------------------------------------------------------------------------
Wachovia Capital Markets, LLC, Joint
  agreement dated 2/28/07, aggregate maturing
  value $300,044,833 (collateralized by
  Corporate obligations valued at
  $315,000,001; 4.12%-9.10%,
  10/20/18-08/15/48)
  5.38%, 03/01/07                              $85,615,033    $    85,602,240
=============================================================================
    Total Repurchase Agreements (Cost
      $5,254,542,342)                                           5,254,542,342
=============================================================================
TOTAL INVESTMENTS-101.11% (Cost
  $20,152,896,060)(m)(n)                                       20,152,896,060
=============================================================================
OTHER ASSETS LESS LIABILITIES-(1.11)%                            (221,993,453)
=============================================================================
NET ASSETS-100.00%                                            $19,930,902,607
_____________________________________________________________________________
=============================================================================

Investment Abbreviations:

ACES    - Automatically Convertible Extendable Security
CEP     - Credit Enhancement Provider
Conv.   - Convertible
COP     - Certificates of Participation
GO      - General Obligation Bonds
IDR     - Industrial Development Revenue Bonds
INS     - Insurer
LOC     - Letter of Credit
MTN     - Medium-Term Notes
PARTs   - Pooled Adjustable Rate Taxable Notes(SM)
PCR     - Pollution Control Revenue Bonds
RACERS  - Restructured Asset Certificates with Enhanced ReturnS(SM)
RB      - Revenue Bonds
Sr.     - Senior
TAN     - Tax Anticipation Notes
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at February 28, 2007 was $9,339,906,022, which represented 46.86% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows:
    United Kingdom: 17.8%; France: 7.1%; Belgium: 5.0%; other countries less than 5%: 7.9%.
(d) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2007.
(e) Demand security; payable upon demand by the Fund with usually no more than seven calendar days' notice.
(f) Principal and/or interest payments are secured by the bond insurance company listed.
(g) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(h) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(i) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months.
(j) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice based depending on the timing of the demand.
(k) Security considered to be illiquid. The Fund is limited to investing 10% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at February 28, 2007 was $463,000,000, which represented 2.32% of the Fund's Net Assets.
(l) Principal amount equals value at period end. See Note 11.
(m) Also represents cost for federal income tax purposes.
(n) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

                             ENTITIES                            PERCENTAGE
   ------------------------------------------------------------------------
   CALYON                                                            5.1%
   ________________________________________________________________________
   ========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

STIC PRIME PORTFOLIO

SCHEDULE OF INVESTMENTS

February 28, 2007
(Unaudited)

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)           VALUE
---------------------------------------------------------------------------------------
COMMERCIAL PAPER-66.83%(A)


ASSET-BACKED SECURITIES-COMMERCIAL
 LOANS/LEASES-3.96%


Fountain Square Commercial Funding Corp.
 (Acquired 01/29/07; Cost $39,650,000)
 5.25%(b)                                      03/30/07   $     40,000   $   39,830,833
---------------------------------------------------------------------------------------
 (Acquired 02/23/07; Cost $64,440,729)
 5.25%(b)                                      04/23/07         65,000       64,497,604
---------------------------------------------------------------------------------------
 (Acquired 01/08/07; Cost $69,406,789)
 5.26%(b)                                      03/07/07         70,000       69,938,634
---------------------------------------------------------------------------------------
 (Acquired 01/11/07; Cost $59,500,300)
 5.26%(b)                                      03/09/07         60,000       59,929,867
---------------------------------------------------------------------------------------
 (Acquired 01/11/07; Cost $29,737,000)
 5.26%(b)                                      03/12/07         30,000       29,951,783
---------------------------------------------------------------------------------------
 (Acquired 02/21/07; Cost $39,661,022)
 5.26%(b)                                      04/20/07         40,000       39,707,778
=======================================================================================
                                                                            303,856,499
=======================================================================================



ASSET-BACKED SECURITIES-CONSUMER RECEIVABLES-7.63%


Old Line Funding, LLC (Acquired 01/19/07;
 Cost $34,182,343)
 5.25%(b)                                      03/02/07         34,393       34,387,984
---------------------------------------------------------------------------------------
 (Acquired 01/19/07; Cost $55,638,461)
 5.25%(b)                                      03/05/07         56,006       55,973,330
---------------------------------------------------------------------------------------
 (Acquired 02/08/07; Cost $61,584,083)
 5.25%(b)                                      03/26/07         62,000       61,773,958
---------------------------------------------------------------------------------------
 (Acquired 02/22/07; Cost $40,980,177)
 5.25%(b)                                      04/10/07         41,263       41,022,299
---------------------------------------------------------------------------------------
 (Acquired 02/23/07; Cost $58,097,854)
 5.25%(b)                                      04/13/07         58,516       58,149,056
---------------------------------------------------------------------------------------
 (Acquired 02/23/07; Cost $41,323,502)
 5.26%(b)                                      04/02/07         41,554       41,359,897
---------------------------------------------------------------------------------------
 (Acquired 02/15/07; Cost $39,836,356)
 5.26%(b)                                      03/15/07         40,000       39,918,178
---------------------------------------------------------------------------------------
Thunder Bay Funding, LLC (Acquired 02/06/07;
 Cost $44,212,059)
 5.25%(b)                                      03/19/07         44,478       44,361,245
---------------------------------------------------------------------------------------
 (Acquired 02/07/07; Cost $54,003,922)
 5.26%(b)                                      04/03/07         54,441       54,178,753
---------------------------------------------------------------------------------------
 (Acquired 02/02/07; Cost $31,214,372)
 5.26%(b)                                      03/01/07         31,338       31,338,000
---------------------------------------------------------------------------------------
 (Acquired 02/08/07; Cost $30,001,641)
 5.26%(b)                                      03/13/07         30,147       30,094,142
---------------------------------------------------------------------------------------
 (Acquired 02/15/07; Cost $39,836,356)
 5.26%(b)                                      03/15/07         40,000       39,918,178
---------------------------------------------------------------------------------------
 (Acquired 02/07/07; Cost $52,330,152)
 5.26%(b)                                      03/26/07         52,692       52,499,528
=======================================================================================
                                                                            584,974,548
=======================================================================================

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)           VALUE
---------------------------------------------------------------------------------------


ASSET-BACKED SECURITIES-FULLY SUPPORTED
 BANK-10.43%


Govco Inc. (Multi CEP's-Government sponsored
 entities) (Acquired 01/29/07; Cost
 $49,737,250)
 5.26%(b)                                      03/06/07   $     50,000   $   49,963,507
---------------------------------------------------------------------------------------
Legacy Capital Co., LLC-Series A
 (Multi-CEP's-Liberty Hampshire Co., LLC;
 agent) (Acquired 02/13/07; Cost $49,802,375)
 5.27%(b)                                      03/12/07         50,000       49,919,486
---------------------------------------------------------------------------------------
Long Lane Master Trust IV-Series A (CEP-Bank
 of America, N.A.) (Acquired
 01/22/07-02/22/07; Cost $101,861,580)
 5.26%(b)                                      03/20/07        102,617      102,332,008
---------------------------------------------------------------------------------------
 (Acquired 02/23/07-02/26/07; Cost
 $149,363,208)
 5.27%(b)                                      03/27/07        150,000      149,429,083
---------------------------------------------------------------------------------------
Ticonderoga Funding LLC (CEP-Bank of America,
 N.A.) (Acquired 02/22/07; Cost $73,564,722)
 5.26%(b)                                      03/28/07         73,932       73,640,338
---------------------------------------------------------------------------------------

STIC PRIME PORTFOLIO

Short-Term Investments Trust

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)           VALUE
---------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-FULLY SUPPORTED
  BANK-(CONTINUED)

Variable Funding Capital Co. LLC
 (CEP-Wachovia Bank N.A.) (Acquired 01/25/07;
 Cost $149,081,250)
 5.25%(b)                                      03/08/07   $    150,000   $  149,846,875
---------------------------------------------------------------------------------------
 (Acquired 02/13/07; Cost $99,475,000)
 5.25%(b)                                      03/21/07        100,000       99,708,334
---------------------------------------------------------------------------------------
 (Acquired 02/05/07; Cost $49,671,875)
 5.25%(b)                                      03/22/07         50,000       49,846,875
---------------------------------------------------------------------------------------
 (Acquired 02/05/07; Cost $49,817,361)
 5.26%(b)                                      03/02/07         50,000       49,992,695
---------------------------------------------------------------------------------------
 (Acquired 02/08/07; Cost $24,868,250)
 5.27%(b)                                      03/16/07         25,000       24,945,104
=======================================================================================
                                                                            799,624,305
=======================================================================================



ASSET-BACKED SECURITIES-FULLY SUPPORTED
 MONOLINE-1.44%


Aquinas Funding LLC
 (CEP-MBIA Insurance Corp.) (Acquired
 02/20/07-02/21/07; Cost $110,004,848)
 5.27%(b)                                      03/23/07        110,497      110,141,476
=======================================================================================



ASSET-BACKED SECURITIES-
 MULTI-PURPOSE-24.08%


Atlantic Asset Securitization LLC (Acquired
 02/07/07; Cost $40,002,371)
 5.26%(b)                                      04/05/07         40,338       40,131,912
---------------------------------------------------------------------------------------
 (Acquired 02/06/07; Cost $22,260,714)
 5.26%(b)                                      03/16/07         22,385       22,335,940
---------------------------------------------------------------------------------------
 (Acquired 02/26/07; Cost $53,201,475)
 5.26%(b)                                      04/27/07         53,672       53,225,001
---------------------------------------------------------------------------------------
 (Acquired 02/15/07; Cost $49,583,188)
 5.27%(b)                                      04/13/07         50,000       49,685,562
---------------------------------------------------------------------------------------
Barton Capital LLC
 (Acquired 01/18/07; Cost $94,321,146)
 5.25%(b)                                      03/08/07         95,000       94,903,021
---------------------------------------------------------------------------------------
 (Acquired 02/09/07; Cost $99,547,917)
 5.25%(b)                                      03/12/07        100,000       99,839,583
---------------------------------------------------------------------------------------
 (Acquired 02/22/07; Cost $50,695,062)
 5.25%(b)                                      04/04/07         51,000       50,747,125
---------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)           VALUE
---------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-
  MULTI-PURPOSE-(CONTINUED)

Chariot Funding LLC/Ltd. (Acquired 01/10/07;
 Cost $101,020,248)
 5.25%(b)                                      03/09/07   $    101,882   $  101,763,138
---------------------------------------------------------------------------------------
 (Acquired 02/21/07; Cost $19,862,656)
 5.26%(b)                                      04/09/07         20,000       19,886,033
---------------------------------------------------------------------------------------
Charta LLC (Acquired 01/23/07; Cost
 $79,323,333)
 5.25%(b)                                      03/22/07         80,000       79,755,000
---------------------------------------------------------------------------------------
 (Acquired 02/01/07; Cost $49,612,806)
 5.26%(b)                                      03/26/07         50,000       49,817,361
---------------------------------------------------------------------------------------
 (Acquired 02/01/07; Cost $90,381,221)
 5.26%(b)                                      03/27/07         91,100       90,753,921
---------------------------------------------------------------------------------------
Clipper Receivables Co., LLC
 5.26%                                         03/06/07         50,000       49,963,507
---------------------------------------------------------------------------------------
CRC Funding LLC
 (Acquired 01/23/07; Cost $49,569,792)
 5.25%(b)                                      03/23/07         50,000       49,839,583
---------------------------------------------------------------------------------------
 (Acquired 01/30/07; Cost $99,371,722)
 5.26%(b)                                      03/14/07        100,000       99,810,055
---------------------------------------------------------------------------------------
 (Acquired 01/29/07; Cost $59,596,733)
 5.26%(b)                                      03/16/07         60,000       59,868,500
---------------------------------------------------------------------------------------
 (Acquired 02/21/07; Cost $61,637,467)
 5.27%(b)                                      03/22/07         61,900       61,709,890
---------------------------------------------------------------------------------------
Fairway Finance Co., LLC (Acquired 02/07/07;
 Cost $111,700,746)
 5.26%(b)                                      03/29/07        112,522      112,062,098
---------------------------------------------------------------------------------------
 (Acquired 02/01/07;
 Cost $49,795,444)
 5.26%(b)                                      03/01/07         50,000       50,000,000
---------------------------------------------------------------------------------------
Falcon Asset Securitization Corp. (Acquired
 02/06/07; Cost $60,004,255)
 5.25%(b)                                      03/28/07         60,445       60,206,998
---------------------------------------------------------------------------------------
 (Acquired 02/06/07; Cost $50,009,940)
 5.26%(b)                                      03/14/07         50,267       50,171,521
---------------------------------------------------------------------------------------
 (Acquired 02/20/07; Cost $38,846,145)
 5.26%(b)                                      03/19/07         39,000       38,897,430
---------------------------------------------------------------------------------------

STIC PRIME PORTFOLIO

Short-Term Investments Trust

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)           VALUE
---------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-
  MULTI-PURPOSE-(CONTINUED)

Ranger Funding Co., LLC (Acquired 02/23/07;
 Cost $148,862,500)
 5.25%(b)                                      04/16/07   $    150,000   $  148,993,750
---------------------------------------------------------------------------------------
 (Acquired 02/01/07; Cost $73,005,005)
 5.26%(b)                                      03/19/07         73,499       73,305,698
---------------------------------------------------------------------------------------
 (Acquired 02/20/07; Cost $49,795,250)
 5.27%(b)                                      03/20/07         50,000       49,861,062
---------------------------------------------------------------------------------------
Sheffield Receivables Corp. (Acquired
 02/07/07; Cost $149,254,833)
 5.26%(b)                                      03/13/07        150,000      149,737,000
---------------------------------------------------------------------------------------
Yorktown Capital, LLC
 5.26%                                         03/15/07         38,827       38,747,577
=======================================================================================
                                                                          1,846,018,266
=======================================================================================



ASSET-BACKED SECURITIES-SECURITY INVESTMENT
 VEHICLES-12.54%


Aquifer Funding Ltd./LLC (Acquired 02/06/07;
 Cost $99,590,111)
 5.27%(b)                                      03/06/07        100,000       99,926,805
---------------------------------------------------------------------------------------
 (Acquired 02/07/07; Cost $74,692,583)
 5.27%(b)                                      03/07/07         75,000       74,934,125
---------------------------------------------------------------------------------------
Grenadier Funding, Ltd./Corp. (Acquired
 02/08/07; Cost $41,534,017)
 5.26%(b)                                      04/09/07         41,901       41,662,461
---------------------------------------------------------------------------------------
Klio II Funding, Ltd./Corp. (Acquired
 01/29/07; Cost $99,940,733)
 5.28%(b)                                      03/02/07        100,412      100,397,273
---------------------------------------------------------------------------------------
 (Acquired 02/14/07-02/16/07; Cost
 $109,965,039)
 5.28%(b)                                      03/16/07        110,427      110,184,269
---------------------------------------------------------------------------------------
 (Acquired 02/27/07; Cost $34,094,664)
 5.28%(b)                                      03/21/07         34,200       34,099,680
---------------------------------------------------------------------------------------
Liberty Harbour II CDO Ltd./Inc. (Acquired
 02/27/07; Cost $134,188,969)
 5.28%(b)                                      04/11/07        135,000      134,188,969
---------------------------------------------------------------------------------------
 (Acquired 02/27/07; Cost $74,538,000)
 5.28%(b)                                      04/12/07         75,000       74,538,000
---------------------------------------------------------------------------------------
Newport Funding Corp. (CEP-MBIA Insurance
 Corp.) (Acquired 02/26/07; Cost $24,835,625)
 5.26%(b)                                      04/12/07         25,000       24,846,583
---------------------------------------------------------------------------------------
 (Acquired 02/13/07; Cost $49,787,736)
 5.27%(b)                                      03/14/07         50,000       49,904,847
---------------------------------------------------------------------------------------
 (Acquired 01/30/07; Cost $24,838,972)
 5.27%(b)                                      03/15/07         25,000       24,948,764
---------------------------------------------------------------------------------------
 (Acquired 01/31/07; Cost $49,641,347)
 5.27%(b)                                      03/21/07         50,000       49,853,611
---------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)           VALUE
---------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-SECURITY INVESTMENT
  VEHICLES-(CONTINUED)

Perry Global Funding, Ltd./LLC-Series A
 (Acquired 02/07/07; Cost $30,533,639)
 5.25%(b)                                      04/02/07   $     30,776   $   30,632,379
---------------------------------------------------------------------------------------
 (Acquired 02/13/07; Cost $56,064,170)
 5.26%(b)                                      03/15/07         56,311       56,195,813
---------------------------------------------------------------------------------------
Tierra Alta Funding I, Ltd./Corp. (Acquired
 02/15/07; Cost $19,897,528)
 5.27%(b)                                      03/22/07         20,000       19,938,517
---------------------------------------------------------------------------------------
 (Acquired 01/23/07; Cost $35,407,538)
 5.28%(b)                                      03/07/07         35,627       35,595,648
=======================================================================================
                                                                            961,847,744
=======================================================================================


ASSET-BACKED SECURITIES-TRADE
 RECEIVABLES-3.49%


CAFCO, LLC
 (Acquired 01/24/07; Cost $24,828,646)
 5.25%(b)                                      03/12/07         25,000       24,959,896
---------------------------------------------------------------------------------------
 (Acquired 02/06/07; Cost $48,764,596)
 5.25%(b)                                      03/29/07         49,130       48,929,386
---------------------------------------------------------------------------------------
 (Acquired 01/16/07; Cost $99,357,111)
 5.26%(b)                                      03/01/07        100,000      100,000,000
---------------------------------------------------------------------------------------
 (Acquired 02/27/07; Cost $49,295,621)
 5.26%(b)                                      04/10/07         49,600       49,310,116
---------------------------------------------------------------------------------------
Ciesco, LLC (Acquired 02/05/07; Cost
 $44,665,313)
 5.25%(b)                                      03/28/07         45,000       44,822,812
=======================================================================================
                                                                            268,022,210
=======================================================================================

STIC PRIME PORTFOLIO

Short-Term Investments Trust

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)           VALUE
---------------------------------------------------------------------------------------


DIVERSIFIED BANKS-3.26%


Citigroup Funding Inc.
 5.27%                                         03/05/07   $    150,000   $  149,912,250
---------------------------------------------------------------------------------------
 5.27%                                         03/07/07        100,000       99,912,250
=======================================================================================
                                                                            249,824,500
=======================================================================================
 Total Commercial Paper (Cost $5,124,309,548)                             5,124,309,548
=======================================================================================
MASTER NOTE AGREEMENTS-8.19%


Lehman Brothers Inc. (Acquired 01/10/07; Cost
 $228,000,000)
 5.42%(b)(c)(d)(e)                                  --         228,000      228,000,000
---------------------------------------------------------------------------------------
Merrill Lynch Mortgage Capital, Inc.
 (Acquired 02/05/07; Cost $400,000,000)
 5.44%(b)(c)(d)                                04/05/07        400,000      400,000,000
=======================================================================================
 Total Master Note Agreements (Cost
 $628,000,000)                                                              628,000,000
=======================================================================================
U.S. GOVERNMENT AGENCY SECURITIES-0.87%


FEDERAL HOME LOAN BANK (FHLB)-0.87%


Unsec. Disc. Notes, 5.14%(a)(c) (Cost
 $66,200,000)                                  03/01/07         66,200       66,200,000
=======================================================================================
TOTAL INVESTMENTS
 (excluding Repurchase
 Agreements)-75.89%
 (Cost $5,818,509,548)                                                    5,818,509,548
=======================================================================================


                                                REPURCHASE
                                                  AMOUNT

REPURCHASE AGREEMENTS-27.21%(F)

ABN AMRO Bank N.V., Joint agreement dated
 02/28/07, aggregate maturing value
 $250,036,875 (collateralized by U.S.
 Government obligations valued at
 $255,000,272; 3.60%-6.00%,
 03/15/07-09/17/18)
 5.31%, 03/01/07                                105,015,488      105,000,000
-----------------------------------------------------------------------------
Banc of America Securities LLC, Joint
 agreement dated 02/28/07, aggregate maturing
 value $500,073,889 (collateralized by U.S.
 Government obligations valued at
 $510,000,001; 5.00%, 05/01/35)
 5.32%, 03/01/07                                 21,962,284       21,959,039
-----------------------------------------------------------------------------
Barclays Capital Inc., Joint agreement dated
 02/28/07, aggregate maturing value
 $500,074,028 (collateralized by U.S.
 Government obligations valued at
 $510,000,001; 4.00%-6.50%,
 08/01/18-06/01/39)
 5.33%, 03/01/07                                263,741,235      263,702,192
-----------------------------------------------------------------------------
Bear, Stearns & Co., Inc., Joint agreement
 dated 02/28/07, aggregate maturing value
 $300,044,167 (collateralized by U.S.
 Government obligations valued at
 $306,004,334; 5.00%-7.00%,
 04/01/14-03/01/37)
 5.30%, 03/01/07                               $200,029,444   $  200,000,000
-----------------------------------------------------------------------------
BNP Paribas Securities Corp., Joint agreement
 dated 02/28/07, aggregate maturing value
 $250,036,944 (collateralized by U.S.
 Government obligations valued at
 $255,000,405; 0%-4.72%, 04/18/07-03/15/10)
 5.32%, 03/01/07                                104,015,369      104,000,000
-----------------------------------------------------------------------------
Credit Suisse Securities (USA) LLC, Joint
 agreement dated 02/28/07, aggregate maturing
 value $250,036,944 (collateralized by U.S.
 Government obligations valued at
 $255,004,725; 0%, 11/30/07-06/17/33)
 5.32%, 03/01/07                                105,015,517      105,000,000
-----------------------------------------------------------------------------
Fortis Bank N.V./S.A., Joint agreement dated
 02/28/07, aggregate maturing value
 $200,029,611 (collateralized by U.S.
 Government obligations valued at
 $204,000,000; 2.88%-5.00%,
 09/14/07-11/01/19)
 5.33%, 03/01/07                                145,021,468      145,000,000
-----------------------------------------------------------------------------
Fortis Securities LLC, Joint agreement dated
 02/28/07, aggregate maturing value
 $275,040,639 (collateralized by U.S.
 Government obligations valued at
 $280,500,287; 0%-4.00%, 03/15/07-02/15/15)
 5.32%, 03/01/07                                129,019,063      129,000,000
-----------------------------------------------------------------------------
Goldman, Sachs & Co., Joint agreement dated
 02/28/07, aggregate maturing value
 $250,036,944 (collateralized by U.S.
 Government obligations valued at
 $255,000,043; 3.15%-6.25%,
 12/14/07-07/28/23)
 5.32%, 03/01/07                                104,015,369      104,000,000
-----------------------------------------------------------------------------
Morgan Stanley, Joint agreement dated
 02/28/07, aggregate maturing value
 $250,036,806 (collateralized by U.S.
 Government obligations valued at
 $257,623,762; 0%-7.13%, 04/05/07-04/01/56)
 5.30%, 03/01/07                                104,015,311      104,000,000
-----------------------------------------------------------------------------
Societe Generale S.A., Agreement dated
 02/28/07, (collateralized by U.S. Government
 obligations valued at $306,000,000;
 0%-6.84%, 01/15/08-12/01/36)
 5.33%, 03/01/07                                300,044,417      300,000,000
-----------------------------------------------------------------------------
UBS Securities LLC, Agreement dated 02/28/07,
 (collateralized by U.S. Government
 obligations valued at $255,002,643;
 5.00%-7.00%, 08/01/29-11/01/35) 5.33%,
 03/01/07                                       250,037,014      250,000,000
-----------------------------------------------------------------------------

STIC PRIME PORTFOLIO

Short-Term Investments Trust

                                                REPURCHASE
                                                  AMOUNT           VALUE
-----------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

UBS Securities LLC, Joint agreement dated
 02/28/07, aggregate maturing value
 $150,022,167 (collateralized by U.S.
 Government obligations valued at
 $153,001,380; 0%, 07/15/20-04/15/30) 5.32%,
 03/01/07                                      $  5,000,739   $    5,000,000
-----------------------------------------------------------------------------
Wachovia Bank, N.A., Agreement dated
 02/28/07, (collateralized by U.S. Government
 obligations valued at $255,000,001;
 4.50%-7.65%, 10/15/09-12/15/45) 5.33%,
 03/01/07                                       250,037,014      250,000,000
=============================================================================
 Total Repurchase Agreements (Cost
 $2,086,661,231)                                               2,086,661,231
=============================================================================
TOTAL INVESTMENTS-103.10% (Cost
 $7,905,170,779)(g)(h)                                         7,905,170,779
=============================================================================
OTHER ASSETS LESS LIABILITIES-(3.10)%                           (237,649,750)
=============================================================================
NET ASSETS-100.00%                                            $7,667,521,029
_____________________________________________________________________________
=============================================================================


Investment Abbreviations:

CEP     - Credit Enhancement Provider
Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at February 28, 2007 was $5,413,773,964, which represented 70.61% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(d) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice depending upon the timing of the demand. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on February 28, 2007.
(e) Open master note agreement with no specified maturity date. Either party may terminate the agreement upon thirty days prior written notice provided the last maturing advances under the note is paid in full, whether at maturity or on demand.
(f) Principal amount equals value at period end. See Note 11.
(g) Also represents cost for federal income tax purposes.
(h) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

      ENTITIES                                                          PERCENTAGE
      ----------------------------------------------------------------------------
      Merrill Lynch & Co.                                                  5.2%
       ___________________________________________________________________________
      ============================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

TREASURY PORTFOLIO

SCHEDULE OF INVESTMENTS

February 28, 2007
(Unaudited)


                       PRINCIPAL
                        AMOUNT
            MATURITY     (000)          VALUE
--------------------------------------------------
U.S. TREASURY
SECURITIES-21.35%
U.S.
  TREASURY
  BILLS-21.35%(A)
4.84%       04/05/07   $100,000    $    99,528,958
--------------------------------------------------
4.92%       04/05/07    100,000         99,522,153
--------------------------------------------------
4.94%       04/12/07    100,000         99,423,667
--------------------------------------------------
4.88%       05/17/07    150,000        148,435,617
--------------------------------------------------
4.87%       05/24/07    100,000         98,864,600
--------------------------------------------------
4.86%       05/31/07    100,000         98,771,247
--------------------------------------------------
4.87%       06/14/07    100,000         98,580,750
--------------------------------------------------
4.88%       06/14/07    100,000         98,576,666
--------------------------------------------------
4.87%       06/21/07    100,000         98,483,333
--------------------------------------------------
4.91%       07/05/07    100,000         98,283,250
--------------------------------------------------
4.92%       07/12/07    100,000         98,183,442
==================================================
    Total
      U.S.
  Treasury
Securities
     (Cost
     $1,136,653,683)                 1,136,653,683
==================================================
TOTAL
INVESTMENTS
 (excluding
Repurchase
Agreements)-21.35%
  (Cost
  $1,136,653,683)                    1,136,653,683
==================================================

                                                REPURCHASE
                                                  AMOUNT
REPURCHASE AGREEMENTS-79.06%(B)

ABN AMRO Bank N.V., Joint agreement dated
  02/28/07, aggregate maturing value
  $350,051,139 (collateralized by U.S.
  Treasury obligations valued at
  $357,000,198; 3.00%-8.75%,
  06/30/08-08/15/22) 5.26%, 03/01/07            60,136,044        60,127,259
----------------------------------------------------------------------------
Banc of America Securities LLC, Joint
  agreement dated 02/28/07, aggregate
  maturing value $250,036,458 (collateralized
  by U.S. Treasury obligations valued at
  $255,000,937; 3.38%, 11/15/08-10/15/09)
  5.25%, 03/01/07                              245,035,729       245,000,000
----------------------------------------------------------------------------
Barclays Capital Inc., Joint agreement dated
  02/28/07, aggregate maturing value
  $300,043,917 (collateralized by U.S.
  Treasury obligations valued at
  $306,000,397; 0.88%, 04/15/10) 5.27%,
  03/01/07                                     245,035,865       245,000,000
----------------------------------------------------------------------------
Bear, Stearns & Co., Inc., Open agreement,
  with no specific maturity date
  (collateralized by U.S. Treasury
  obligations valued at $102,187,338;
  0%-7.00%, 04/30/07-03/01/37)
  5.32%(c)                                              --       100,000,000
----------------------------------------------------------------------------

----------------------------------------------------------------------------
                                                REPURCHASE
                                                  AMOUNT          VALUE
REPURCHASE AGREEMENTS-(CONTINUED)

BNP Paribas Securities Corp., Joint agreement
  dated 02/28/07, aggregate maturing value
  $250,036,597 (collateralized by U.S.
  Treasury obligations valued at
  $255,000,422; 0%-3.50%, 04/19/07-07/15/13)
  5.27%, 03/01/07                              $245,035,865   $  245,000,000
----------------------------------------------------------------------------
CIBC World Markets Inc., Agreement dated
  02/28/07, (collateralized by U.S. Treasury
  obligations valued at $102,179,387;
  3.63%-4.50%, 09/30/11-05/15/13) 5.27%,
  03/01/07                                     100,014,639       100,000,000
----------------------------------------------------------------------------
Citigroup Global Markets Inc., Joint
  agreement dated 02/28/07, aggregate
  maturing value $250,036,597 (collateralized
  by U.S. Treasury obligations valued at
  $255,000,000; 0%-4.88%; 10/31/07-02/15/20)
  5.27%, 03/01/07                              245,035,865       245,000,000
----------------------------------------------------------------------------
Credit Suisse Securities (USA) LLC, Joint
  agreement dated 02/28/07, aggregate
  maturing value $250,036,597 (collateralized
  by U.S. Treasury obligations valued at
  $255,001,137; 0%, 08/15/26-11/15/26)
  5.27%, 03/01/07                              245,035,865       245,000,000
----------------------------------------------------------------------------
Deutsche Bank Securities Inc., Joint
  agreement dated 02/28/07, aggregate
  maturity value $250,036,597 (collateralized
  by U.S. Treasury obligations value at
  $255,000,536; 2.00-8.13%,
  07/15/14-08/15/19)
  5.27%, 03/01/07                              245,035,865       245,000,000
----------------------------------------------------------------------------
Fortis Securities LLC, Agreement dated
  02/28/07, (collateralized by U.S. Treasury
  obligations valued at $510,000,439;
  2.75%-8.75%, 04/30/07-02/15/36) 5.27%,
  03/01/07                                     500,073,194       500,000,000
----------------------------------------------------------------------------
Greenwich Capital Markets, Inc., Agreement
  dated 02/28/07, (collateralized by U.S.
  Treasury obligations valued at
  $510,004,487; 4.63%, 11/30/08-02/29/12)
  5.27%, 03/01/07                              500,073,194       500,000,000
----------------------------------------------------------------------------
JPMorgan Securities Inc., Joint agreement
  dated 02/28/07, aggregate maturing value
  $250,036,528 (collateralized by U.S.
  Treasury obligations valued at
  $255,003,563; 0%-8.00%,
  05/15/14-02/15/37)
  5.26%, 03/01/07                              245,035,797       245,000,000
----------------------------------------------------------------------------

TREASURY PORTFOLIO

Short-Term Investments Trust

                                                REPURCHASE
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Merrill Lynch Government Securities, Inc.,
  Agreement dated 02/28/07, (collateralized
  by U.S. Treasury obligations valued at
  $510,000,274; 0%, 05/15/07-11/15/26) 5.27%,
  03/01/07                                     $500,073,194   $  500,000,000
----------------------------------------------------------------------------
Morgan Stanley, Joint agreement dated
  02/28/07, aggregate maturing value
  $250,036,528 (collateralized by U.S.
  Treasury obligations valued at
  $257,026,021;
  3.50%-6.50%,11/15/09-02/15/10) 5.26%,
  03/01/07                                     245,035,797       245,000,000
----------------------------------------------------------------------------
Societe Generale S.A., Joint agreement dated
  02/28/07, aggregate maturing value
  $300,043,833 (collateralized by U.S.
  Treasury obligations valued at
  $306,000,194; 0%-13.25%, 07/26/07-02/15/36)
  5.26%, 03/01/07                              245,035,797       245,000,000
----------------------------------------------------------------------------

----------------------------------------------------------------------------
                                                REPURCHASE
                                                  AMOUNT          VALUE
REPURCHASE AGREEMENTS-(CONTINUED)

UBS Securities LLC, Joint agreement dated
  02/28/07, aggregate maturing value
  $300,043,917 (collateralized by U.S.
  Treasury obligations valued at
  $306,003,404; 0%-7.50%, 08/15/11-02/15/36)
  5.27%, 03/01/07                              $245,035,865   $  245,000,000
============================================================================
    Total Repurchase Agreements (Cost
      $4,210,127,259)                                          4,210,127,259
============================================================================
TOTAL INVESTMENTS-100.41% (Cost
  $5,346,780,942)(d)                                           5,346,780,942
============================================================================
OTHER ASSETS LESS LIABILITIES-(0.41)%                            (21,708,356)
============================================================================
NET ASSETS-100.00%                                            $5,325,072,586
____________________________________________________________________________
============================================================================

Investment Abbreviations:

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Principal amount equals value at period end. See Note 11.
(c) Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily.
(d) Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

GOVERNMENT & AGENCY PORTFOLIO

SCHEDULE OF INVESTMENTS

February 28, 2007
(Unaudited)


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)         VALUE
---------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES-24.95%

FEDERAL FARM CREDIT BANK (FFCB)-4.11%

Disc. Notes,
  5.09%(a)                                     07/06/07    $40,000    $39,281,745
---------------------------------------------------------------------------------
Floating Rate Bonds,
  5.18%(b)                                     08/01/07     90,000     89,992,686
=================================================================================
                                                                      129,274,431
=================================================================================
FEDERAL HOME LOAN BANK (FHLB)-1.59%

Unsec. Global Bonds,
  5.27%                                        11/21/07     50,000     49,988,656
=================================================================================
FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-12.84%

Series M006, Class A, Taxable Multifamily VRD
  Ctfs.,
  5.32%(c)                                     10/15/45     21,703     21,702,679
---------------------------------------------------------------------------------
Unsec. Disc. Notes,(a)
  5.13%                                        03/13/07     40,000     39,931,587
---------------------------------------------------------------------------------
  4.98%                                        04/17/07     20,000     19,869,967
---------------------------------------------------------------------------------
  4.99%                                        05/01/07     25,000     24,788,618
---------------------------------------------------------------------------------
  5.08%                                        08/31/07     30,000     29,224,537
---------------------------------------------------------------------------------
  5.03%                                        11/30/07     40,000     38,467,122
---------------------------------------------------------------------------------
Unsec. Floating Rate Global Notes,
  5.24%(b)                                     06/19/07     45,000     45,000,717
---------------------------------------------------------------------------------
Unsec. Floating Rate Medium Term Global
  Notes,
  5.17%(b)                                     09/27/07     75,000     74,978,227
---------------------------------------------------------------------------------
Unsec. Global Notes,
  2.70%                                        03/16/07     25,000     24,975,376
---------------------------------------------------------------------------------
  5.09%                                        08/31/07     45,633     44,451,124
---------------------------------------------------------------------------------
Unsec. Medium Term Global Notes,
  5.35%                                        12/19/07     40,000     40,000,000
=================================================================================
                                                                      403,389,954
=================================================================================
FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-6.03%

Unsec. Disc. Notes,(a)
  5.11%                                        03/23/07     50,000     49,843,861
---------------------------------------------------------------------------------
  5.10%                                        04/09/07     50,000     49,723,750
---------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)         VALUE
---------------------------------------------------------------------------------

FEDERAL FARM CREDIT BANK-(CONTINUED)

Unsec. Global Notes,
  4.75%                                        08/03/07    $40,000    $39,907,000
---------------------------------------------------------------------------------
  5.41%                                        12/28/07     50,000     50,000,000
=================================================================================
                                                                      189,474,611
=================================================================================
OVERSEAS PRIVATE INVESTMENT CORP.(OPIC)-0.38%

Gtd. VRD COP,
  5.30%(c)(d)                                  12/31/10     12,000     12,000,000
=================================================================================
    Total U.S. Government Agency Securities
      (Cost $784,127,652)                                             784,127,652
=================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-24.95% (Cost $784,127,652)                              784,127,652
=================================================================================


                                                REPURCHASE
                                                  AMOUNT          VALUE
REPURCHASE AGREEMENTS-75.34%(E)

ABN AMRO Bank N.V., Joint Agreement date
  2/28/2007, aggregate maturing value
  $250,036,875 (collateralized by U.S.
  Government obligations valued at
  $255,000,272; 3.60%-6.00%,
  03/15/07-09/17/18)
  5.31%, 03/01/07                              145,021,388       145,000,000
----------------------------------------------------------------------------
Barclays Capital Inc., Joint agreement dated
  02/28/07, aggregate maturing value
  $500,621,781 (collateralized by U.S.
  Government obligations valued at
  $510,559,749; 0%-6.15%, 07/25/07-08/15/19)
  5.31%, 03/01/07                              260,373,793       260,335,394
----------------------------------------------------------------------------
Bear, Stearns & Co., Inc, Open agreement
  dated 02/28/07, (collateralized by U.S.
  Government obligations valued at
  $255,190,347; 0%-7.13%, 04/30/07-03/01/37)
  5.32%(f)                                              --       150,000,000
----------------------------------------------------------------------------
BNP Paribas Securities Corp., Joint agreement
  dated 02/28/07, aggregate maturing value
  $250,036,944 (collateralized by U.S.
  Government obligations valued at
  $255,004,405; 0%-4.72%, 04/18/07-03/15/10)
  5.32%, 03/01/07                              145,021,428       145,000,000
----------------------------------------------------------------------------

GOVERNMENT & AGENCY PORTFOLIO

Short-Term Investments Trust

                                                REPURCHASE
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Citigroup Global Markets Inc., Joint
  agreement dated 02/28/07, aggregate
  maturing value $250,036,944 (collateralized
  by U.S. Government obligations valued at
  $250,000,188; 5.50%-5.60%,
  01/23/12-02/01/17) 5.32%, 03/01/07           $245,036,206   $  245,000,000
----------------------------------------------------------------------------
Credit Suisse Securities (USA) LLC, Joint
  agreement dated 02/28/07, aggregate
  maturing value $250,036,944 (collateralized
  by U.S. Government obligations valued at
  $255,004,725; 0%, 11/30/07-06/17/33)
  5.32%, 03/01/07                              145,021,428       145,000,000
----------------------------------------------------------------------------
Deutsche Bank Securities Inc., Joint
  agreement dated 02/28/07, aggregate
  maturing value $100,014,778 (collateralized
  by U.S. Government obligations valued at
  $102,000,170; 2.88%-6.13%,
  04/16/07-07/17/13) 5.32%, 03/01/07            99,014,630        99,000,000
----------------------------------------------------------------------------
Fortis Securities LLC, Joint agreement dated
  02/28/07, aggregate maturing value
  $275,040,639 (collateralized by U.S.
  Government obligations valued at
  $280,500,287; 0%-4.00%, 03/15/07-02/15/15)
  5.32%, 03/01/07                              145,021,428       145,000,000
----------------------------------------------------------------------------
Goldman, Sachs & Co., Joint agreement dated
  02/28/07, aggregate maturing value
  $250,036,944 (collateralized by U.S.
  Government obligations valued at
  $255,000,043; 3.15%-6.25%,
  12/14/07-07/28/23)
  5.32%, 03/01/07                              145,021,428       145,000,000
----------------------------------------------------------------------------

----------------------------------------------------------------------------
                                                REPURCHASE
                                                  AMOUNT          VALUE
REPURCHASE AGREEMENTS-(CONTINUED)

Morgan Stanley, Joint agreement dated
  02/28/07, aggregate maturing value
  $250,036,806 (collateralized by U.S.
  Government obligations valued at
  $257,623,762; 0%-7.13%,
  04/05/07-04/01/56)
  5.30%, 03/01/07                              $145,021,347   $  145,000,000
----------------------------------------------------------------------------
RBC Capital Markets, Agreement dated
  02/28/07, (collateralized by U.S.
  Government obligations valued at
  $510,003,037; 0%-7.25%,
  03/05/07-01/05/27)
  5.32%, 03/01/07                              500,073,889       500,000,000
----------------------------------------------------------------------------
Societe Generale S.A., Joint agreement dated
  02/28/07, aggregate maturing value
  $100,014,722 (collateralized by U.S.
  Government obligations valued at
  $102,000,406; 0%-7.25%,
  01/15/08-05/15/30)
  5.30%, 03/01/07                               99,014,575        99,000,000
----------------------------------------------------------------------------
UBS Securities LLC, Joint agreement dated
  02/28/07, aggregate maturing value
  $150,022,167 (collateralized by U.S.
  Government obligations valued at
  $153,001,380; 0%, 07/15/20-04/15/30) 5.32%,
  03/01/07                                     145,021,428       145,000,000
============================================================================
    Total Repurchase Agreements (Cost
      $2,368,335,394)                                          2,368,335,394
============================================================================
TOTAL INVESTMENTS-100.29% (Cost
  $3,152,463,046)(g)                                           3,152,463,046
============================================================================
OTHER ASSETS LESS LIABILITIES-(0.29)%                             (9,082,869)
============================================================================
NET ASSETS-100.00%                                            $3,143,380,177
____________________________________________________________________________
============================================================================

Investment Abbreviations:

Ctfs.   - Certificates
COP     - Certificates of Participation
Disc.   - Discounted
Gtd.    - Guaranteed
Unsec.  - Unsecured
VRD     - Variable Rate Demand

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2007.
(c) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2007.
(d) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(e) Principal amount equals value at period end. See Note 11.
(f) Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily.
(g) Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

GOVERNMENT TAXADVANTAGE PORTFOLIO

SCHEDULE OF INVESTMENTS

February 28, 2007
(Unaudited)


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)         VALUE
----------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES-106.51%

FEDERAL FARM CREDIT BANK (FFCB)-19.20%

Disc. Notes,(a)
  5.14%                                        03/16/07   $ 10,000    $  9,978,583
----------------------------------------------------------------------------------
  5.09%                                        07/06/07     10,000       9,820,436
----------------------------------------------------------------------------------
Floating Rate Bonds,(b)
  5.18%                                        08/01/07      9,000       8,999,269
----------------------------------------------------------------------------------
  5.20%                                        11/06/07     25,000      25,000,000
----------------------------------------------------------------------------------
Unsec. Floating Rate Bonds,(b)
  5.22%                                        03/01/07      4,050       4,050,000
----------------------------------------------------------------------------------
  5.21%                                        10/03/07     20,000      20,002,350
==================================================================================
                                                                        77,850,638
==================================================================================

FEDERAL HOME LOAN BANK (FHLB)-87.31%

Unsec. Disc. Notes,(a)
  5.18%                                        03/09/07    100,000      99,884,889
----------------------------------------------------------------------------------
  5.14%                                        03/16/07     20,000      19,957,167
----------------------------------------------------------------------------------
  5.13%                                        04/04/07     20,000      19,903,100
----------------------------------------------------------------------------------
  5.13%                                        04/20/07      8,077       8,019,474
----------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)         VALUE
----------------------------------------------------------------------------------

FEDERAL HOME LOAN BANK-(CONTINUED)

Unsec. Floating Rate Bonds,
  5.40%(b)                                     02/07/08   $ 20,000    $ 20,000,000
----------------------------------------------------------------------------------
Unsec. Floating Rate Global Bonds,
  5.17%(b)                                     03/14/08     15,000      14,994,465
----------------------------------------------------------------------------------
Unsec. Global Bonds,
  5.25%                                        10/03/07     10,000       9,997,709
----------------------------------------------------------------------------------
  5.27%                                        11/21/07      5,000       4,998,865
----------------------------------------------------------------------------------
  5.18%                                        03/16/07     50,000      49,892,187
----------------------------------------------------------------------------------
Unsec. Notes, 5.14%(c)                         03/01/07    106,300     106,300,000
==================================================================================
                                                                       353,947,856
==================================================================================
TOTAL INVESTMENTS(d)-106.51% (Cost
  $431,798,494)                                                        431,798,494
==================================================================================
OTHER ASSETS LESS LIABILITIES-(6.51)%                                  (26,397,842)
==================================================================================
NET ASSETS-100.00%                                                    $405,400,652
__________________________________________________________________________________
==================================================================================

Investment Abbreviations:

Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2007.
(c) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(d) Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2007
(Unaudited)

                                                                                                     GOVERNMENT &     GOVERNMENT
                                                 LIQUID ASSETS      STIC PRIME        TREASURY          AGENCY       TAXADVANTAGE
                                                   PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO       PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
ASSETS:

Investments, at value                           $14,898,353,718   $5,818,509,548   $1,136,653,683   $ 784,127,652    $431,798,494
---------------------------------------------------------------------------------------------------------------------------------
Repurchase agreements                            5,254,542,342     2,086,661,231    4,210,127,259   2,368,335,394              --
=================================================================================================================================
  Total investments                             20,152,896,060     7,905,170,779    5,346,780,942   3,152,463,046     431,798,494
=================================================================================================================================
Cash                                                        --                --               --           5,284          24,474
---------------------------------------------------------------------------------------------------------------------------------
Receivables for:
  Investments sold                                 272,750,929                --               --              --              --
---------------------------------------------------------------------------------------------------------------------------------
  Interest                                          68,622,524         2,698,731          615,959       3,443,167         512,122
---------------------------------------------------------------------------------------------------------------------------------
  Fund expenses absorbed                                95,688            15,735           40,780          22,484              --
---------------------------------------------------------------------------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                 581,544           336,001          231,616          76,922          62,193
---------------------------------------------------------------------------------------------------------------------------------
Other assets                                           304,351           258,208          141,939         116,051          71,233
=================================================================================================================================
     Total assets                               20,495,251,096     7,908,479,454    5,347,811,236   3,156,126,954     432,468,516
_________________________________________________________________________________________________________________________________
=================================================================================================================================


LIABILITIES:

Payables for:
  Investments purchased                            477,596,187       208,726,968               --              --      25,000,000
---------------------------------------------------------------------------------------------------------------------------------
  Amount due custodian                                 474,594                --               --      12,147,298       1,825,247
---------------------------------------------------------------------------------------------------------------------------------
  Dividends                                         82,977,641        30,570,358       21,329,663         240,973          84,848
---------------------------------------------------------------------------------------------------------------------------------
  Trustee deferred compensation and retirement
     plans                                           2,058,184           962,919          692,397              --          53,860
---------------------------------------------------------------------------------------------------------------------------------
Accrued distribution fees                              703,315           485,874          544,672         235,543          39,955
---------------------------------------------------------------------------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                              49,849            19,770           14,728           9,472           3,036
---------------------------------------------------------------------------------------------------------------------------------
Accrued transfer agent fees                            168,834            55,110           44,399          21,884           3,018
---------------------------------------------------------------------------------------------------------------------------------
Accrued operating expenses                             319,885           137,426          112,791          91,607          57,900
=================================================================================================================================
     Total liabilities                             564,348,489       240,958,425       22,738,650      12,746,777      27,067,864
=================================================================================================================================
Net assets applicable to shares outstanding     $19,930,902,607   $7,667,521,029   $5,325,072,586   $3,143,380,177   $405,400,652
_________________________________________________________________________________________________________________________________
=================================================================================================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                   $19,930,202,725   $7,666,745,714   $5,324,692,561   $3,143,130,186   $405,396,011
---------------------------------------------------------------------------------------------------------------------------------
Undistributed net investment income                  2,058,268           779,248          307,718         243,783           3,895
---------------------------------------------------------------------------------------------------------------------------------
Undistributed net realized gain (loss)              (1,358,386)           (3,933)          72,307           6,208             746
=================================================================================================================================
                                                $19,930,902,607   $7,667,521,029   $5,325,072,586   $3,143,380,177   $405,400,652
_________________________________________________________________________________________________________________________________
=================================================================================================================================


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

February 28, 2007
(Unaudited)

Short-Term Investments Trust

NET ASSETS:

Institutional Class                                      $14,191,802,003   $4,232,917,843   $2,257,903,689   $1,495,468,186
___________________________________________________________________________________________________________________________
===========================================================================================================================
Private Investment Class                                 $1,230,660,559    $  625,459,543   $  897,220,715   $ 575,513,829
___________________________________________________________________________________________________________________________
===========================================================================================================================
Personal Investment Class                                $   59,526,330    $  323,811,177   $  352,956,305   $  22,122,836
___________________________________________________________________________________________________________________________
===========================================================================================================================
Cash Management Class                                    $2,841,182,187    $1,691,149,975   $1,431,326,345   $ 692,173,414
___________________________________________________________________________________________________________________________
===========================================================================================================================
Reserve Class                                            $   31,052,432    $   50,991,322   $   89,366,004   $  24,876,939
___________________________________________________________________________________________________________________________
===========================================================================================================================
Resource Class                                           $1,147,133,143    $  469,189,077   $  295,133,636   $ 318,836,034
___________________________________________________________________________________________________________________________
===========================================================================================================================
Corporate Class                                          $  429,545,953    $  274,002,092   $    1,165,892   $  14,388,939
___________________________________________________________________________________________________________________________
===========================================================================================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Institutional Class                                      14,191,148,772     4,233,463,445    2,257,671,523   1,495,360,511
___________________________________________________________________________________________________________________________
===========================================================================================================================
Private Investment Class                                  1,230,676,899       625,564,548      897,253,237     575,476,707
___________________________________________________________________________________________________________________________
===========================================================================================================================
Personal Investment Class                                    59,529,939       323,765,522      352,927,900      22,120,103
___________________________________________________________________________________________________________________________
===========================================================================================================================
Cash Management Class                                     2,841,136,368     1,691,217,456    1,431,183,319     692,134,011
___________________________________________________________________________________________________________________________
===========================================================================================================================
Reserve Class                                                31,056,557        51,000,147       89,351,847      24,875,952
___________________________________________________________________________________________________________________________
===========================================================================================================================
Resource Class                                            1,147,140,394       469,162,002      295,128,349     318,811,840
___________________________________________________________________________________________________________________________
===========================================================================================================================
Corporate Class                                             429,513,294       274,002,578        1,165,942      14,386,294
___________________________________________________________________________________________________________________________
===========================================================================================================================
Net asset value, offering and redemption price per
  share for each class                                   $         1.00    $         1.00   $         1.00   $        1.00
___________________________________________________________________________________________________________________________
===========================================================================================================================
Cost of investments                                      $14,898,353,718   $5,818,509,548   $1,136,653,683   $ 784,127,652
---------------------------------------------------------------------------------------------------------------------------
Cost of repurchase agreements                            $5,254,542,342    $2,086,661,231   $4,210,127,259   $2,368,335,394
===========================================================================================================================
Total investments, at cost                               $20,152,896,060   $7,905,170,779   $5,346,780,942   $3,152,463,046
___________________________________________________________________________________________________________________________
===========================================================================================================================


NET ASSETS:

Institutional Class                                      $159,487,686
_______________________________________________________
=======================================================
Private Investment Class                                 $ 51,628,806
_______________________________________________________
=======================================================
Personal Investment Class                                $  7,321,393
_______________________________________________________
=======================================================
Cash Management Class                                    $ 91,412,320
_______________________________________________________
=======================================================
Reserve Class                                            $ 15,127,430
_______________________________________________________
=======================================================
Resource Class                                           $ 80,409,355
_______________________________________________________
=======================================================
Corporate Class                                          $     13,662
_______________________________________________________
=======================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Institutional Class                                       159,459,904
_______________________________________________________
=======================================================
Private Investment Class                                   51,653,829
_______________________________________________________
=======================================================
Personal Investment Class                                   7,323,408
_______________________________________________________
=======================================================
Cash Management Class                                      91,410,192
_______________________________________________________
=======================================================
Reserve Class                                              15,127,415
_______________________________________________________
=======================================================
Resource Class                                             80,411,030
_______________________________________________________
=======================================================
Corporate Class                                                13,619
_______________________________________________________
=======================================================
Net asset value, offering and redemption price per
  share for each class                                   $       1.00
_______________________________________________________
=======================================================
Cost of investments                                      $431,798,494
-------------------------------------------------------
Cost of repurchase agreements                            $         --
=======================================================
Total investments, at cost                               $431,798,494
_______________________________________________________
=======================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

STATEMENT OF OPERATIONS

For the six months ended February 28, 2007
(Unaudited)

                                                                                                      GOVERNMENT &    GOVERNMENT
                                                        LIQUID ASSETS    STIC PRIME      TREASURY        AGENCY      TAXADVANTAGE
                                                          PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:

Interest                                                $563,995,883    $211,710,023   $142,211,417   $82,874,754     $7,796,234
=================================================================================================================================

EXPENSES:

Advisory fees                                             15,771,923      5,913,254       4,067,423     1,560,233        285,766
---------------------------------------------------------------------------------------------------------------------------------
Administrative services fees                                 568,343        371,169         334,252       299,711         64,066
---------------------------------------------------------------------------------------------------------------------------------
Custodian fees                                               477,682        170,489         133,792        83,614          7,270
---------------------------------------------------------------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                 2,803,454      1,586,662       2,234,710     1,312,420        125,999
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                  264,016      1,202,848       1,228,337       102,672         26,548
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                    1,468,471        803,009         770,855       325,484         22,494
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                              186,091        297,132         652,942       111,554         56,275
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           1,163,495        404,976         351,773       311,001         45,789
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                             62,744         56,467             244         4,074              2
---------------------------------------------------------------------------------------------------------------------------------
Transfer agent fees                                          903,018        354,795         233,309       140,421         13,473
---------------------------------------------------------------------------------------------------------------------------------
Trustees' and officer's fees and benefits                    341,253        135,273          90,681        57,374         11,088
---------------------------------------------------------------------------------------------------------------------------------
Registration and filing fees                                      --             --              --            --         50,330
---------------------------------------------------------------------------------------------------------------------------------
Other                                                        670,425        428,195         254,465       219,000         74,825
=================================================================================================================================
    Total expenses                                        24,680,915     11,724,269      10,352,783     4,527,558        783,925
=================================================================================================================================
Less: Fees waived                                         (7,602,275)    (3,865,209)     (3,381,332)   (1,179,561)      (416,304)
=================================================================================================================================
    Net expenses                                          17,078,640      7,859,060       6,971,451     3,347,997        367,621
=================================================================================================================================
Net investment income                                    546,917,243    203,850,963     135,239,966    79,526,757      7,428,613
=================================================================================================================================

REALIZED GAIN (LOSS):

Net realized gain (loss) from investment securities         (182,608)            --         224,810        30,996            547
=================================================================================================================================
Net increase in net assets resulting from operations    $546,734,635    $203,850,963   $135,464,776   $79,557,753     $7,429,160
_________________________________________________________________________________________________________________________________
=================================================================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 28, 2007 and the year ended August 31, 2006 (Unaudited)

                                                                LIQUID ASSETS PORTFOLIO                STIC PRIME PORTFOLIO
                                                           ----------------------------------    --------------------------------
                                                            FEBRUARY 28,        AUGUST 31,        FEBRUARY 28,       AUGUST 31,
                                                                2007               2006               2007              2006
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                    $   546,917,243    $   884,596,378    $ 203,850,963     $  343,224,083
---------------------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                        (182,608)           911,060               --                 --
=================================================================================================================================
    Net increase in net assets resulting from operations       546,734,635        885,507,438      203,850,963        343,224,083
=================================================================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                         (400,640,325)      (639,998,716)    (117,658,440)      (234,363,354)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                     (27,724,180)       (42,306,265)     (15,709,248)       (22,943,890)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                     (1,652,398)        (2,936,707)      (7,535,905)        (8,010,719)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                        (75,837,565)      (127,479,313)     (41,515,937)       (49,228,142)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                   (814,799)        (1,939,893)      (1,301,686)        (2,108,618)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                               (29,343,008)       (42,131,448)     (10,304,859)       (16,193,048)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                              (10,904,968)       (27,804,036)      (9,824,888)       (10,376,312)
=================================================================================================================================
    Total distributions from net investment income            (546,917,243)      (884,596,378)    (203,850,963)      (343,224,083)
=================================================================================================================================
Distributions to shareholders from net realized gains:
  Institutional Class                                                   --           (478,590)              --                 --
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                              --            (33,284)              --                 --
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                             --             (1,910)              --                 --
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                                 --            (76,508)              --                 --
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                         --               (538)              --                 --
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                        --            (32,914)              --                 --
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                                       --             (1,728)              --                 --
=================================================================================================================================
    Total distributions from net realized gains                         --           (625,472)              --                 --
=================================================================================================================================
    Decrease in net assets resulting from distributions       (546,917,243)      (885,221,850)    (203,850,963)      (343,224,083)
=================================================================================================================================
Share transactions-net:
  Institutional Class                                         (866,713,306)     2,776,520,511     (490,666,843)       156,376,625
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                     249,987,134        171,846,264       34,153,849         34,597,047
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                     (4,906,310)        18,242,840       24,605,763        136,456,690
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                        127,322,434       (695,502,781)     312,188,175        469,909,700
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                 13,628,517       (110,822,387)      (4,900,491)       (10,802,596)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                58,032,587        186,260,377      143,860,829         53,456,001
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                              372,908,747       (409,826,741)    (251,679,308)       471,719,805
=================================================================================================================================
    Net increase (decrease) in net assets resulting from
      share transactions                                       (49,740,197)     1,936,718,083     (232,438,026)     1,311,713,272
=================================================================================================================================
    Net increase (decrease) in net assets                      (49,922,805)     1,937,003,671     (232,438,026)     1,311,713,272
=================================================================================================================================

NET ASSETS:

  Beginning of period                                       19,980,825,412     18,043,821,741    7,899,959,055      6,588,245,783
=================================================================================================================================
  End of period*                                           $19,930,902,607    $19,980,825,412    $7,667,521,029    $7,899,959,055
=================================================================================================================================
* Includes accumulated undistributed net investment
  income                                                   $     2,058,268    $     2,058,268    $     779,248     $      779,248
_________________________________________________________________________________________________________________________________
=================================================================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

For the six months ended February 28, 2007 and the year ended August 31, 2006 (Unaudited)

Short-Term Investments Trust

                                                                                                           GOVERNMENT &
                                                                    TREASURY PORTFOLIO                   AGENCY PORTFOLIO
                                                             --------------------------------    --------------------------------
                                                              FEBRUARY 28,       AUGUST 31,       FEBRUARY 28,       AUGUST 31,
                                                                  2007              2006              2007              2006
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                      $ 135,239,966     $  212,999,652    $  79,526,757     $  117,625,921
---------------------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                         224,810           (152,503)          30,996             97,483
=================================================================================================================================
    Net increase in net assets resulting from operations       135,464,776        212,847,149       79,557,753        117,723,404
=================================================================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                          (55,748,155)       (79,707,716)     (40,405,489)       (56,268,054)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                     (21,570,070)       (32,061,314)     (12,840,636)       (24,157,022)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                     (7,493,324)       (10,237,180)        (634,856)        (1,160,527)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                        (38,874,863)       (73,667,977)     (16,638,627)       (22,175,375)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                 (2,779,475)        (3,292,187)        (482,140)          (482,054)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                (8,732,687)       (13,748,086)      (7,824,985)       (11,101,166)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                                  (41,392)          (285,192)        (700,024)        (2,281,723)
=================================================================================================================================
    Decrease in net assets resulting from distributions       (135,239,966)      (212,999,652)     (79,526,757)      (117,625,921)
=================================================================================================================================
Share transactions-net:
  Institutional Class                                          156,025,912            703,777     (316,819,242)       812,699,419
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                     (75,164,789)      (256,870,746)      56,984,743       (232,324,616)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                     20,591,084         58,898,939      (17,477,067)         1,573,809
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                         73,713,799       (423,088,691)      35,811,695          2,952,181
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                (44,340,830)        56,501,483        2,987,754         17,248,290
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                               (57,756,228)        51,709,221       24,993,558         63,096,684
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                                 (689,271)           985,905      (14,333,120)       (33,288,657)
=================================================================================================================================
    Net increase (decrease) in net assets resulting from
      share transactions                                        72,379,677       (511,160,112)    (227,851,679)       631,957,110
=================================================================================================================================
    Net increase (decrease) in net assets                       72,604,487       (511,312,615)    (227,820,683)       632,054,593
=================================================================================================================================

NET ASSETS:

  Beginning of period                                        5,252,468,099      5,763,780,714    3,371,200,860      2,739,146,267
=================================================================================================================================
  End of period*                                             $5,325,072,586    $5,252,468,099    $3,143,380,177    $3,371,200,860
=================================================================================================================================
* Includes accumulated undistributed net investment income   $     307,718     $      307,718    $     243,783     $      243,783
_________________________________________________________________________________________________________________________________
=================================================================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

For the six months ended February 28, 2007 and the year ended August 31, 2006 (Unaudited)

Short-Term Investments Trust

                                                                       GOVERNMENT
                                                                 TAXADVANTAGE PORTFOLIO
                                                              ----------------------------
                                                              FEBRUARY 28,     AUGUST 31,
                                                                  2007            2006
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $ 7,428,613     $  8,125,913
------------------------------------------------------------------------------------------
  Net realized gain                                                   547              199
==========================================================================================
    Net increase in net assets resulting from operations        7,429,160        8,126,112
==========================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                          (3,542,858)      (3,881,519)
------------------------------------------------------------------------------------------
  Private Investment Class                                     (1,223,681)      (1,968,335)
------------------------------------------------------------------------------------------
  Personal Investment Class                                      (161,164)        (272,300)
------------------------------------------------------------------------------------------
  Cash Management Class                                        (1,129,759)      (1,317,568)
------------------------------------------------------------------------------------------
  Reserve Class                                                  (238,850)         (14,402)
------------------------------------------------------------------------------------------
  Resource Class                                               (1,131,962)        (671,100)
------------------------------------------------------------------------------------------
  Corporate Class                                                    (339)            (689)
==========================================================================================
    Decrease in net assets resulting from distributions        (7,428,613)      (8,125,913)
==========================================================================================
Share transactions-net:
  Institutional Class                                          79,383,499       (2,740,748)
------------------------------------------------------------------------------------------
  Private Investment Class                                    (37,434,759)      19,786,317
------------------------------------------------------------------------------------------
  Personal Investment Class                                       778,693          935,372
------------------------------------------------------------------------------------------
  Cash Management Class                                        59,161,062       (2,403,078)
------------------------------------------------------------------------------------------
  Reserve Class                                                14,689,678          437,737
------------------------------------------------------------------------------------------
  Resource Class                                               54,549,730       18,953,780
------------------------------------------------------------------------------------------
  Corporate Class                                                     342           13,277
==========================================================================================
    Net increase in net assets resulting from share
     transactions                                             171,128,245       34,982,657
==========================================================================================
    Net increase in net assets                                171,128,792       34,982,856
==========================================================================================

NET ASSETS:

  Beginning of period                                         234,271,860      199,289,004
==========================================================================================
  End of period*                                              $405,400,652    $234,271,860
==========================================================================================
* Includes accumulated undistributed net investment income    $     3,895     $      3,895
__________________________________________________________________________________________
==========================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

NOTES TO FINANCIAL STATEMENTS

February 28, 2007
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Short-Term Investments Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers five separate portfolios, (each constituting a "Fund"). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government and Agency Portfolio and Government TaxAdvantage Portfolio (collectively, the "Funds"). Each Fund currently offers multiple classes of shares. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Funds.

    The investment objectives of the Funds are: to provide as high a level of current income as is consistent with the preservation of capital and liquidity for Liquid Assets Portfolio; and to maximize current income consistent with the preservation of capital and the maintenance of liquidity for STIC Prime Portfolio, Treasury Portfolio, Government and Agency Portfolio and Government TaxAdvantage Portfolio.

    The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A. SECURITY VALUATIONS -- The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund's net asset value and, accordingly, they reduce each Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the advisor.

       The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Funds' taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

Short-Term Investments Trust

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. REPURCHASE AGREEMENTS -- The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund's pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to AIM at an annual rate based on each Fund's average daily net assets as follows, respectively:

Liquid Assets Portfolio                                       0.15%
-------------------------------------------------------------------
STIC Prime Portfolio                                          0.15%
-------------------------------------------------------------------
Treasury Portfolio                                            0.15%
-------------------------------------------------------------------
Government and Agency Portfolio                               0.10%
-------------------------------------------------------------------


    Government TaxAdvantage pays an advisory fee to AIM based on the annual rate of the Fund's average net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $250 million                                            0.20%
-------------------------------------------------------------------
Next $250 million                                             0.15%
-------------------------------------------------------------------
Over $500 million                                             0.10%
 __________________________________________________________________
===================================================================


    Through at least June 30, 2007, AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.12% for each Fund based on average daily net assets of such Fund, respectively. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items;
(v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Funds may receive from banks where the Funds or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Funds. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of the fiscal year.

    For the six months ended February 28, 2007, AIM waived and/or reimbursed the following advisory fees and expenses:

                                                        ADVISORY FEES     EXPENSES
                                                           WAIVED        REIMBURSED
-----------------------------------------------------------------------------------
Liquid Assets Portfolio                                  $6,092,604       $    --
-----------------------------------------------------------------------------------
STIC Prime Portfolio                                      2,629,561            --
-----------------------------------------------------------------------------------
Treasury Portfolio                                        1,850,484            --
-----------------------------------------------------------------------------------
Government and Agency Portfolio                             485,415            --
-----------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                           285,766        39,487
-----------------------------------------------------------------------------------

Short-Term Investments Trust


    The Trust has entered into a master administrative services agreement with AIM pursuant to which each Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 28, 2007, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

    The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which each Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 28, 2007, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of each Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

 PRIVATE      PERSONAL       CASH
INVESTMENT   INVESTMENT   MANAGEMENT   RESERVE   RESOURCE   CORPORATE
---------------------------------------------------------------------
  0.50%        0.75%        0.10%       1.00%     0.20%       0.03%
---------------------------------------------------------------------


    Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges that may be paid by any class of shares of each Fund.

    FMC has contractually agreed through at least June 30, 2007, to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate shown below of average daily assets.

                                                  PRIVATE       PERSONAL        CASH
                                                 INVESTMENT    INVESTMENT    MANAGEMENT    RESERVE    RESOURCE    CORPORATE
---------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                             0.30%         0.55%         0.08%       0.87%        N/A         N/A
---------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                                0.30%         0.55%         0.08%       0.87%       0.16%        N/A
---------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                                  0.30%         0.55%         0.08%       0.87%       0.16%        N/A
---------------------------------------------------------------------------------------------------------------------------
Government and Agency Portfolio                     0.30%         0.55%         0.08%       0.87%       0.16%        N/A
---------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                   0.25%         0.55%         0.08%       0.87%       0.16%        N/A
---------------------------------------------------------------------------------------------------------------------------


    Pursuant to the agreement above, for the six months ended February 28, 2007 FMC waived Plan fees of:

                                                  PRIVATE       PERSONAL        CASH
                                                 INVESTMENT    INVESTMENT    MANAGEMENT    RESERVE    RESOURCE    CORPORATE
---------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                          $1,121,381     $ 70,404      $293,694     $24,192        N/A        N/A
---------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                               634,665       320,759       160,602     38,627      80,995        N/A
---------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                                 893,884       327,556       154,171     84,882      70,355        N/A
---------------------------------------------------------------------------------------------------------------------------
Government and Agency Portfolio                    524,968        27,379        65,097     14,502      62,200        N/A
---------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                   62,999         7,079         4,499      7,316       9,158        N/A
---------------------------------------------------------------------------------------------------------------------------


    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or FMC.

Short-Term Investments Trust

NOTE 3--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by each Fund to pay remuneration to each Trustee and Officer of such Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Funds, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

    During the six months ended February 28, 2007, the Funds paid legal fees for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees as shown below. A member of that firm is a Trustee of the Trust.

                                                                LEGAL FEES
--------------------------------------------------------------------------
Liquid Assets Portfolio                                          $40,309
--------------------------------------------------------------------------
STIC Prime Portfolio                                              17,119
--------------------------------------------------------------------------
Treasury Portfolio                                                11,643
--------------------------------------------------------------------------
Government and Agency Portfolio                                    7,714
--------------------------------------------------------------------------
Government TaxAdvantage Portfolio                                  2,379
--------------------------------------------------------------------------

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Funds may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the fund's aggregate borrowings from all sources exceeds 10% of the fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Funds did not borrow or lend under the facility during the six months ended February 28, 2007.

    Additionally, the Funds are permitted to temporarily carry a negative or overdrawn balance in their accounts with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 5--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to each Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds' fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Funds' had capital loss carryforward as of August 31, 2006 which expire as follows:

                                                                  CAPITAL LOSS CARRYFORWARD*
                                                              ----------------------------------
                                                               2011        2013         TOTAL
------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                       $   --    $1,175,778    $1,175,778
------------------------------------------------------------------------------------------------
STIC Prime Portfolio                                           1,014         2,919         3,933
------------------------------------------------------------------------------------------------
Treasury Portfolio                                                --            --            --
------------------------------------------------------------------------------------------------
Government and Agency Portfolio                                   --        24,778        24,778
------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                                 --            --            --
------------------------------------------------------------------------------------------------

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

Short-Term Investments Trust

NOTE 6--SHARE INFORMATION

Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

LIQUID ASSETS PORTFOLIO

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                             SIX MONTHS ENDED                            YEAR ENDED
                                                           FEBRUARY 28, 2007(A)                        AUGUST 31, 2006
                                                   -------------------------------------    -------------------------------------
                                                        SHARES              AMOUNT               SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                               110,793,312,102    $ 110,793,312,102     235,557,317,240    $ 235,557,317,240
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                            9,721,662,777        9,721,662,777      12,809,831,465       12,809,831,465
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                             254,045,683          254,045,683       1,080,146,099        1,080,146,099
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                              15,400,078,103       15,400,078,103      50,246,286,171       50,246,286,171
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                         170,634,958          170,634,958         213,645,752          213,645,752
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                      4,026,911,305        4,026,911,305       8,216,417,009        8,216,417,009
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                     6,309,876,225        6,309,876,225      12,038,432,670       12,038,432,670
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                   209,900,654          209,900,654         308,390,126          308,390,126
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               15,994,462           15,994,462          23,640,815           23,640,815
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                               1,122,234            1,122,234           1,430,778            1,430,778
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  49,648,923           49,648,923          82,949,222           82,949,222
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                             543,174              543,174           2,069,873            2,069,873
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         25,844,936           25,844,936          37,352,491           37,352,491
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                         1,106,530            1,106,530          13,737,375           13,737,375
=================================================================================================================================
Reacquired:
  Institutional Class                              (111,869,926,062)    (111,869,926,062)   (233,089,186,855)    (233,089,186,855)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                           (9,487,670,105)      (9,487,670,105)    (12,661,626,016)     (12,661,626,016)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                            (260,074,227)        (260,074,227)     (1,063,334,037)      (1,063,334,037)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                             (15,322,404,592)     (15,322,404,592)    (51,024,738,174)     (51,024,738,174)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                        (157,549,615)        (157,549,615)       (326,538,012)        (326,538,012)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                     (3,994,723,654)      (3,994,723,654)     (8,067,509,123)      (8,067,509,123)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                    (5,938,074,008)      (5,938,074,008)    (12,461,996,786)     (12,461,996,786)
=================================================================================================================================
                                                        (49,740,197)   $     (49,740,197)      1,936,718,083    $   1,936,718,083
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in aggregate they own 22% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM, and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM, and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
()     In addition, 9% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by AIM.

Short-Term Investments Trust

STIC -- PRIME PORTFOLIO

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                SIX MONTHS ENDED                          YEAR ENDED
                                                              FEBRUARY 28, 2007(A)                      AUGUST 31, 2006
                                                       -----------------------------------    -----------------------------------
                                                           SHARES              AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                   11,747,853,275    $ 11,747,853,275     33,727,337,322    $ 33,727,337,322
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               3,508,504,742       3,508,504,742      6,975,212,707       6,975,212,707
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                              2,188,219,239       2,188,219,239      2,420,656,917       2,420,656,917
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  4,111,842,997       4,111,842,997      7,143,960,542       7,143,960,542
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            335,330,756         335,330,756        668,911,725         668,911,725
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           903,789,556         903,789,556      1,598,272,098       1,598,272,098
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                        2,958,843,808       2,958,843,808      4,332,035,717       4,332,035,717
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                       27,723,858          27,723,858         37,481,766          37,481,766
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                   8,303,019           8,303,019         12,775,508          12,775,508
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                  5,467,049           5,467,049          5,098,789           5,098,789
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                     27,412,156          27,412,156         26,506,712          26,506,712
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                              1,109,306           1,109,306          1,760,454           1,760,454
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                             5,854,289           5,854,289         10,200,599          10,200,599
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                            6,983,590           6,983,590          5,381,192           5,381,192
=================================================================================================================================
Reacquired:
  Institutional Class                                  (12,266,243,976)    (12,266,243,976)   (33,608,442,463)    (33,608,442,463)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                              (3,482,653,912)     (3,482,653,912)    (6,953,391,168)     (6,953,391,168)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                             (2,169,080,525)     (2,169,080,525)    (2,289,299,016)     (2,289,299,016)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                 (3,827,066,978)     (3,827,066,978)    (6,700,557,554)     (6,700,557,554)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           (341,340,553)       (341,340,553)      (681,474,775)       (681,474,775)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                          (765,783,016)       (765,783,016)    (1,555,016,696)     (1,555,016,696)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                       (3,217,506,706)     (3,217,506,706)    (3,865,697,104)     (3,865,697,104)
=================================================================================================================================
                                                          (232,438,026)   $   (232,438,026)     1,311,713,272    $  1,311,713,272
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There is one entity that is record owner of more than 5% of the outstanding shares of the Fund and it owns 15% of the outstanding shares of the Fund. FMC has an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are owned beneficially.
()     In addition, 11% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by AIM.

Short-Term Investments Trust

TREASURY PORTFOLIO


                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                 SIX MONTHS ENDED                         YEAR ENDED
                                                               FEBRUARY 28, 2007(a)                     AUGUST 31, 2006
                                                         ---------------------------------    -----------------------------------
                                                             SHARES            AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                     7,015,559,754    $ 7,015,559,754     11,164,736,779    $ 11,164,736,779
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                6,073,511,108      6,073,511,108     10,087,977,495      10,087,977,495
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                               1,502,385,496      1,502,385,496      2,669,456,601       2,669,456,601
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                   7,787,128,684      7,787,128,684     14,598,028,830      14,598,028,830
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                             498,921,356        498,921,356        776,453,630         776,453,630
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                            974,004,150        974,004,150      2,194,184,327       2,194,184,327
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                               886,996            886,996        509,532,924         509,532,924
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                        15,719,207         15,719,207         19,112,464          19,112,464
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                    3,920,278          3,920,278          5,301,938           5,301,938
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                   6,072,369          6,072,369          7,644,477           7,644,477
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                       6,519,118          6,519,118         11,165,171          11,165,171
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                               2,286,849          2,286,849          2,605,795           2,605,795
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                              5,451,353          5,451,353          7,481,440           7,481,440
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                                45,082             45,082            277,521             277,521
=================================================================================================================================
Reacquired:
  Institutional Class                                    (6,875,253,049)    (6,875,253,049)   (11,183,145,466)    (11,183,145,466)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               (6,152,596,175)    (6,152,596,175)   (10,350,150,179)    (10,350,150,179)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                              (1,487,866,781)    (1,487,866,781)    (2,618,202,139)     (2,618,202,139)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  (7,719,934,003)    (7,719,934,003)   (15,032,282,692)    (15,032,282,692)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            (545,549,035)      (545,549,035)      (722,557,942)       (722,557,942)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         (1,037,211,731)    (1,037,211,731)    (2,149,956,546)     (2,149,956,546)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                            (1,621,349)        (1,621,349)      (508,824,540)       (508,824,540)
=================================================================================================================================
                                                             72,379,677    $    72,379,677       (511,160,112)   $   (511,160,112)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are six entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 53% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Short-Term Investments Trust

GOVERNMENT & AGENCY PORTFOLIO

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                 SIX MONTHS ENDED                         YEAR ENDED
                                                               FEBRUARY 28, 2007(A)                     AUGUST 31, 2006
                                                         ---------------------------------    -----------------------------------
                                                             SHARES            AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                     7,828,926,876    $ 7,828,926,876     16,058,832,080    $ 16,058,832,080
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                1,736,478,483      1,736,478,483      3,687,385,407       3,687,385,407
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                 150,956,503        150,956,503        440,728,475         440,728,475
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                   2,823,881,969      2,823,881,969      4,510,878,505       4,510,878,505
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                              72,201,607         72,201,607        181,101,639         181,101,639
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                            916,016,223        916,016,223      1,873,275,386       1,873,275,386
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                           831,093,099        831,093,099        781,406,999         781,406,999
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                        24,482,146         24,482,146         27,325,587          27,325,587
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                    7,992,076          7,992,076         11,291,023          11,291,023
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                     160,642            160,642            144,526             144,526
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                      15,501,919         15,501,919         19,227,328          19,227,328
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                 364,299            364,299            396,053             396,053
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                              4,631,914          4,631,914          4,870,086           4,870,086
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                               533,119            533,119          1,950,622           1,950,622
=================================================================================================================================
Reacquired:
  Institutional Class                                    (8,170,228,264)    (8,170,228,264)   (15,273,458,248)    (15,273,458,248)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               (1,687,485,816)    (1,687,485,816)    (3,931,001,046)     (3,931,001,046)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                (168,594,212)      (168,594,212)      (439,299,192)       (439,299,192)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  (2,803,572,193)    (2,803,572,193)    (4,527,153,652)     (4,527,153,652)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                             (69,578,152)       (69,578,152)      (164,249,402)       (164,249,402)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           (895,654,579)      (895,654,579)    (1,815,048,788)     (1,815,048,788)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                          (845,959,338)      (845,959,338)      (816,646,278)       (816,646,278)
=================================================================================================================================
                                                           (227,851,679)   $  (227,851,679)       631,957,110    $    631,957,110
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are six entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 42% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Short-Term Investments Trust

GOVERNMENT TAXADVANTAGE PORTFOLIO

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                        YEAR ENDED
                                                                 FEBRUARY 28, 2007(A)                    AUGUST 31, 2006
                                                           ---------------------------------    ---------------------------------
                                                               SHARES            AMOUNT             SHARES            AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                       1,486,383,010    $ 1,486,383,010     1,709,809,863    $ 1,709,809,863
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                    147,694,154        147,694,154       310,455,808        310,455,808
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                    15,954,807         15,954,807        33,847,841         33,847,841
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                       123,872,168        123,872,168       202,464,002        202,464,002
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                33,859,847         33,859,847         4,641,062          4,641,062
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                               90,602,936         90,602,936        33,886,629         33,886,629
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                               13,619             13,619           274,396            274,396
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                           2,410,191          2,410,191         2,492,496          2,492,496
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                        371,716            371,716           634,380            634,380
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                         4,929              4,929             7,586              7,586
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                           926,487            926,487         1,290,496          1,290,496
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                     3,468              3,468             6,631              6,631
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                  658,900            658,900           354,912            354,912
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                                  342                342               590                590
=================================================================================================================================
Reacquired:
  Institutional Class                                      (1,409,409,702)    (1,409,409,702)   (1,715,043,107)    (1,715,043,107)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                   (185,500,629)      (185,500,629)     (291,303,871)      (291,303,871)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                   (15,181,043)       (15,181,043)      (32,920,055)       (32,920,055)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                       (65,637,593)       (65,637,593)     (206,157,576)      (206,157,576)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                               (19,173,637)       (19,173,637)       (4,209,956)        (4,209,956)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                              (36,712,106)       (36,712,106)      (15,287,761)       (15,287,761)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                              (13,619)           (13,619)         (261,709)          (261,709)
=================================================================================================================================
                                                              171,128,245    $   171,128,245        34,982,657    $    34,982,657
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are three entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 78% of the outstanding shares of the Fund. ADI has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
()     In addition, 9% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other funds that are also advised by AIM.
(b)  Corporate Class shares commenced sales on February 23, 2006.

NOTE 7--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on each Fund's financial statements and currently intends for the Funds to adopt FIN 48 provisions during the fiscal year ending August 31, 2008.

Short-Term Investments Trust


NOTE 8--FINANCIAL HIGHLIGHTS

LIQUID ASSETS PORTFOLIO

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                            CASH MANAGEMENT CLASS
                                             ------------------------------------------------------------------------------------
                                             SIX MONTHS ENDED                          YEAR ENDED AUGUST 31,
                                               FEBRUARY 28,        --------------------------------------------------------------
                                                   2007               2006         2005         2004         2003         2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $     1.00         $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                               0.03               0.04         0.02         0.01         0.01         0.02
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                          0.00              (0.00)       (0.00)       (0.00)        0.00         0.00
=================================================================================================================================
    Total from investment operations                  0.03               0.04         0.02         0.01         0.01         0.02
=================================================================================================================================
Less distributions:
  Dividends from net investment income               (0.03)             (0.04)       (0.02)       (0.01)       (0.01)       (0.02)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                 --              (0.00)          --           --           --           --
=================================================================================================================================
    Total distributions                              (0.03)             (0.04)       (0.02)       (0.01)       (0.01)       (0.02)
=================================================================================================================================
Net asset value, end of period                  $     1.00         $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                       2.59%              4.48%        2.42%        0.97%        1.24%        2.08%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)        $2,841,182         $2,713,882   $3,409,326   $4,341,262   $4,473,591   $5,760,074
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                                    0.20%(b)           0.20%        0.20%        0.20%        0.19%        0.19%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                    0.28%(b)           0.28%        0.29%        0.28%        0.27%        0.29%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average
  net assets                                          5.16%(b)           4.42%        2.36%        0.96%        1.26%        2.04%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $2,961,280,316.

STIC PRIME PORTFOLIO

                                                                              CASH MANAGEMENT CLASS
                                                ---------------------------------------------------------------------------------
                                                SIX MONTHS ENDED                         YEAR ENDED AUGUST 31,
                                                  FEBRUARY 28,         ----------------------------------------------------------
                                                      2007                2006         2005        2004        2003        2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $     1.00          $     1.00    $   1.00    $   1.00    $   1.00    $   1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                  0.03                0.04        0.02        0.01        0.01        0.02
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                               --                  --          --       (0.00)         --       (0.00)
=================================================================================================================================
    Total from investment operations                     0.03                0.04        0.02        0.01        0.01        0.02
=================================================================================================================================
Less dividends from net investment income               (0.03)              (0.04)      (0.02)      (0.01)      (0.01)      (0.02)
=================================================================================================================================
Net asset value, end of period                     $     1.00          $     1.00    $   1.00    $   1.00    $   1.00    $   1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                          2.59%               4.51%       2.44%       0.94%       1.19%       1.93%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)           $1,691,150          $1,378,964    $909,054    $570,064    $536,685    $974,016
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                                       0.20%(b)            0.20%       0.20%       0.20%       0.18%       0.18%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                       0.29%(b)            0.29%       0.29%       0.29%       0.28%       0.24%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average net
  assets                                                 5.17%(b)            4.45%       2.40%       0.93%       1.20%       1.97%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $1,619,326,703.

Short-Term Investments Trust

TREASURY PORTFOLIO

                                                                            CASH MANAGEMENT CLASS
                                             ------------------------------------------------------------------------------------
                                             SIX MONTHS ENDED                          YEAR ENDED AUGUST 31,
                                               FEBRUARY 28,        --------------------------------------------------------------
                                                   2007               2006         2005         2004         2003         2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $     1.00         $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                               0.03               0.04         0.02         0.01         0.01         0.02
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                          0.00              (0.00)        0.00         0.00        (0.00)        0.00
=================================================================================================================================
    Total from investment operations                  0.03               0.04         0.02         0.01         0.01         0.02
=================================================================================================================================
Less distributions:
  Dividends from net investment income               (0.03)             (0.04)       (0.02)       (0.01)       (0.01)       (0.02)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                 --                 --        (0.00)       (0.00)          --           --
=================================================================================================================================
    Total distributions                              (0.03)             (0.04)       (0.02)       (0.01)       (0.01)       (0.02)
=================================================================================================================================
Net asset value, end of period                  $     1.00         $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                       2.53%              4.29%        2.29%        0.90%        1.20%        1.99%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)        $1,431,326         $1,357,547   $1,780,680   $1,226,797   $2,259,951   $2,223,385
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                                    0.20%(b)           0.20%        0.20%        0.20%        0.19%        0.18%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                    0.29%(b)           0.30%        0.30%        0.29%        0.29%        0.25%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average
  net assets                                          5.04%(b)           4.19%        2.25%        0.87%        1.19%        1.94%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $1,554,486,447.

GOVERNMENT & AGENCY PORTFOLIO

                                                                              CASH MANAGEMENT CLASS
                                                ---------------------------------------------------------------------------------
                                                SIX MONTHS ENDED                         YEAR ENDED AUGUST 31,
                                                  FEBRUARY 28,         ----------------------------------------------------------
                                                      2007               2006        2005         2004         2003        2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $   1.00           $   1.00    $   1.00    $     1.00    $   1.00    $   1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                 0.03               0.04        0.02          0.01        0.01        0.02
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                            0.00              (0.00)      (0.00)        (0.00)       0.00        0.00
=================================================================================================================================
    Total from investment operations                    0.03               0.04        0.02          0.01        0.01        0.02
=================================================================================================================================
Less dividends from net investment income              (0.03)             (0.04)      (0.02)        (0.01)      (0.01)      (0.02)
=================================================================================================================================
Net asset value, end of period                      $   1.00           $   1.00    $   1.00    $     1.00    $   1.00    $   1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                         2.56%              4.41%       2.36%         0.95%       1.22%       2.01%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)            $692,173           $656,356    $653,382    $1,005,027    $740,833    $553,821
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                                      0.20%(b)           0.20%       0.20%         0.20%       0.20%       0.20%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                      0.25%(b)           0.26%       0.27%         0.25%       0.25%       0.25%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average net
  assets                                                5.11%(b)           4.37%       2.34%         0.95%       1.20%       1.93%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $656,363,102.

Short-Term Investments Trust

GOVERNMENT TAXADVANTAGE PORTFOLIO

                                                                                  CASH MANAGEMENT CLASS
                                                         ------------------------------------------------------------------------
                                                         SIX MONTHS ENDED                     YEAR ENDED AUGUST 31,
                                                           FEBRUARY 28,         -------------------------------------------------
                                                               2007              2006       2005       2004      2003      2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $  1.00            $  1.00    $  1.00    $ 1.00    $ 1.00    $  1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                         0.02               0.04       0.02      0.01      0.01       0.02
---------------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and
    unrealized)                                                 0.00               0.00       0.00      0.00      0.00       0.00
=================================================================================================================================
    Total from investment operations                            0.02               0.04       0.02      0.01      0.01       0.02
=================================================================================================================================
Less distributions:
  Dividends from net investment income                         (0.02)             (0.04)     (0.02)    (0.01)    (0.01)     (0.02)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                           --                 --         --     (0.00)    (0.00)     (0.00)
=================================================================================================================================
    Total distributions                                        (0.02)             (0.04)     (0.02)    (0.01)    (0.01)     (0.02)
=================================================================================================================================
Net asset value, end of period                               $  1.00            $  1.00    $  1.00    $ 1.00    $ 1.00    $  1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                                 2.52%              4.33%      2.31%     0.91%     1.16%      1.90%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                     $91,412            $32,251    $34,654    $5,073    $2,563    $17,260
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                0.20%(b)           0.20%      0.20%     0.20%     0.21%      0.21%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements             0.44%(b)           0.47%      0.51%     0.43%     0.43%      0.35%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average net assets            5.02%(b)           4.23%      2.32%     0.90%     1.13%      1.90%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $45,360,693.

Short-Term Investments Trust


NOTE 9--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

PENDING LITIGATION AND REGULATORY INQUIRIES

    On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the AMVESCAP defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

Short-Term Investments Trust

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Karen Dunn Kelley                             11 Greenway Plaza
                                  President and Principal                       Suite 100
Frank S. Bayley                   Executive Officer                             Houston, TX 77046-1173
James T. Bunch                    Philip A. Taylor                              INVESTMENT ADVISOR
                                  Executive Vice President                      A I M Advisors, Inc.
Bruce L. Crockett                                                               11 Greenway Plaza
Chair                             Todd L. Spillane                              Suite 100
                                  Chief Compliance Officer                      Houston, TX 77046-1173
Albert R. Dowden
                                  Russell C. Burk                               TRANSFER AGENT
Jack M. Fields                    Senior Vice President and Senior Officer      AIM Investment Services, Inc.
                                                                                P.O. Box 4739
Martin L. Flanagan                John M. Zerr                                  Houston, TX 77210-4739
                                  Senior Vice President, Secretary and Chief
Carl Frischling                   Legal Officer                                 CUSTODIAN
                                                                                The Bank of New York
Robert H. Graham                  Sidney M. Dilgren                             2 Hanson Place
Vice Chair                        Vice President, Treasurer                     Brooklyn, NY 11217-1431
                                  and Principal Financial Officer
Prema Mathai-Davis                                                              COUNSEL TO THE FUND
                                  Lisa O. Brinkley                              Ballard Spahr
Lewis F. Pennock                  Vice President                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street, 51st Floor
Ruth H. Quigley                   Kevin M. Carome                               Philadelphia, PA 19103-7599
                                  Vice President
Larry Soll                                                                      COUNSEL TO THE INDEPENDENT TRUSTEES
                                  Patrick J.P. Farmer                           Kramer, Levin, Naftalis & Frankel LLP
Raymond Stickel, Jr.              Vice President                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714
Philip A. Taylor                  Stephen M. Johnson
                                  Vice President                                DISTRIBUTOR
                                                                                Fund Management Company
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. Shareholders can look up the Fund's Form N-Q filings on the SEC Web site, sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02729 and 002-58287.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2006, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. This information is also available on the SEC Web site, sec.gov.

AIMinvestments.com               STIT-SAR-3              Fund Management Company

                             [AIM INVESTMENTS LOGO]
                            --registered trademark--

                                                                 Corporate Class
                                             SHORT-TERM INVESTMENTS TRUST (STIT)
                                                         Liquid Assets Portfolio
                                                            STIC Prime Portfolio
                                                              Treasury Portfolio
                                                   Government & Agency Portfolio
                                               Government TaxAdvantage Portfolio

                                                               FEBRUARY 28, 2007
                                                               SEMIANNUAL REPORT

 Unless otherwise stated, information presented in this report is as of February
                                     28, 2007, and is based on total net assets.

             Unless otherwise stated, all data presented in this report are from
                                                     A I M Management Group Inc.

                                  [COVER IMAGE]

SEMI ANNUAL

INSIDE THIS REPORT
Letter to Shareholders ................................      1
Fund Data .............................................      2
Fund Objectives and Strategies ........................      2
Fund Composition by Maturity ..........................      3
Letter from Independent Chairman of Board of Trustees..      4
Calculating Your Ongoing Fund Expenses ................      5
Approval of Investment Advisory Agreement .............      6
Schedule of Investments ...............................    F-1
Financial Statements ..................................   F-23
Notes to Financial Statements .........................   F-29
Financial Highlights ..................................   F-38
Trustees and Officers .................................   F-42

 [AIM INVESTMENTS LOGO]
--registered trademark--

Short-Term Investments Trust

                                             Dear Shareholders:

                                             We are pleased to present this report on the performance of the Corporate Class of the
  [KELLEY                                    Short-Term Investments Trust, part of AIM Cash Management, for the six months ended
   PHOTO]                                    February 28, 2007. Thank you for investing with us.

                                                Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for enhanced yields, each Fund continued to provide competitive returns and maintain a relatively short maturity structure.

                                                Each Fund also continued to hold the highest credit-quality ratings given by three
Karen Dunn Kelley                            widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and
                                             AAA from FitchRatings. Fund ratings are subject to change and are based on several factors including an analysis of the Fund's overall credit quality, market price exposure and management.

                                             Market conditions affecting money market funds

                                             Short term interest rates were little changed during the six-month reporting period ended February 28, 2007.(1) During the reporting period, the U.S. Federal Reserve Board
                                             (the Fed) kept its federal funds target rate unchanged at 5.25% at five consecutive meetings--following 17 consecutive increases from June 2004 to June 2006.(2) In its
                                             January 31, 2007, statement, the Fed said that some inflation risks persist and that future target interest rate actions would depend on incoming economic data.(2)

                                                  The economy continued to expand, albeit modestly, during the reporting period.
                                             Gross domestic product, the broadest measure of economic activity, grew at an annualized rate of 2.0% in the third quarter of 2006 and 2.5% in the fourth quarter.(3)
                                             While softness in the residential real estate market and weakness in the manufacturing sector weighed on the economy, they failed to slow it down significantly.

                                                  Economic uncertainty contributed to an inverted yield curve throughout the reporting period--meaning that short-term Treasuries generally yielded more than long-term Treasuries, a reversal of the norm.(1) An inverted yield curve traditionally is an indicator of a forthcoming recession. However, declining oil prices, a generally positive stock market and strong corporate earnings provided support for the economy.
                                             At the close of the reporting period, three-month Treasury securities yielded 5.13%
                                             while 30-year Treasury bonds yielded 4.67%.(1)

                                             In conclusion

                                             All of us at AIM Investments are committed to the goals of safety, liquidity and yield in money market fund management. We are also dedicated to excellence in customer service. Should you have questions about this report or your account, please contact one of our Cash Management representatives at 800-659-1005.

                                             Sincerely,

                                             /s/ Karen Dunn Kelley


                                             Karen Dunn Kelley
                                             President, Fund Management Company

                                             April 16, 2007

                                             Sources:

                                             (1) Lehman Brothers Inc.;

                                             (2) U.S. Federal Reserve Board;

                                             (3) Bureau of Economic Analysis

                                             The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Short-Term Investments Trust

Fund Data
Corporate Class data as of 2/28/07

====================================================================================================================================

FUND                                          YIELDS                           WEIGHTED AVERAGE MATURITY       TOTAL NET ASSETS
                                          7-DAY SEC YIELD
                                         LESS FEE WAIVERS                     RANGE DURING     AT CLOSE
                             7-DAY        AND/OR EXPENSE        MONTHLY         REPORTING    OF REPORTING
                          SEC YIELD*      REIMBURSEMENTS         YIELD*          PERIOD         PERIOD
Liquid Assets                5.22%             5.16%             5.21%         30-44 days       38 days         $429.54 million
STIC Prime                   5.22              5.15              5.21          12-18 days       14 days          274.00 million
Treasury                     5.10              5.02              5.09          12-37 days       19 days            1.16 million
Government & Agency          5.16              5.12              5.16          21-41 days       28 days           14.38 million
Government
   TaxAdvantage              5.11              4.86              5.08          14-43 days       26 days          13.66 thousand

Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher.
Please visit AIMinvestments.com for the most recent month-end performance. Investment returns will vary. Monthly returns represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses.

*    Had certain fees not been waived and/or certain expenses reimbursed currently or in the past, performance would have been lower.

====================================================================================================================================

====================================================================================================================================

FUND OBJECTIVES AND STRATEGIES

LIQUID ASSETS PORTFOLIO                                             GOVERNMENT & AGENCY PORTFOLIO

Liquid Assets Portfolio seeks to provide as high a level of         Government & Agency Portfolio seeks to maximize current income
current income as is consistent with the preservation of capital    consistent with the preservation of capital and the maintenance
and liquidity.                                                      of liquidity.

   The Fund invests primarily in short-term money market               The Fund invests in direct obligations of the U.S. Treasury
instruments that blend top-tier, high quality U.S.                  and other securities issued or guaranteed as to payment of
dollar-denominated obligations, which include commercial paper,     principal and interest by the U.S. government or by its agencies
certificates of deposit, master and promissory notes, municipal     or instrumentalities, as well as repurchase agreements secured
securities and repurchase agreements.                               by such obligations. Securities purchased by the portfolio have maturities of 397 days or less.
STIC PRIME PORTFOLIO
                                                                    GOVERNMENT TAXADVANTAGE PORTFOLIO
STIC Prime Portfolio seeks to maximize current income consistent
with the preservation of capital and the maintenance of             Government TaxAdvantage Portfolio seeks to maximize current
liquidity.                                                          income consistent with the preservation of capital and the maintenance of liquidity.
   The Fund invests in high quality U.S. dollar-denominated
commercial paper and other commercial instruments with maturities      The Fund may invest in direct obligations of the U.S.
of 60 days or less, including certificates of deposit, repurchase   Treasury and in U.S. government agency securities with
agreements and master notes.                                        maturities of 397 days or less. This is intended to provide shareholders with dividends exempt from state and local income
TREASURY PORTFOLIO                                                  taxes in some jurisdictions. Investors residing in states with state income tax may find it more profitable to invest in this
Treasury Portfolio seeks to maximize current income consistent      Fund than in a fund not designed to comply with state tax
with the preservation of capital and the maintenance of             considerations. This does not constitute tax advice. Please
liquidity.                                                          consult your tax advisor for your particular situation.

   The Fund invests in direct obligations of the U.S. Treasury and repurchase agreements backed by Treasury obligations.
Securities purchased by the Fund have maturities of 397 days or less.

====================================================================================================================================

Short-Term Investments Trust

=======================================================================================   ==========================================
FUND COMPOSITION BY MATURITY                                                              FUND COMPOSITION BY MATURITY

IN DAYS, AS OF 2/28/07                                                                     IN DAYS, AS OF 2/28/07
---------------------------------------------------------------------------------------   ------------------------------------------
                     LIQUID                           GOVERNMENT &          GOVERNMENT    STIC PRIME PORTFOLIO
                     ASSETS          TREASURY           AGENCY            TAXADVANTAGE    ------------------------------------------
                   PORTFOLIO*       PORTFOLIO         PORTFOLIO**          PORTFOLIO**     1-7                               49.2%
---------------------------------------------------------------------------------------   ------------------------------------------
1-7                  52.9%            78.7%             79.1%                 72.2%        8-14                              12.8
---------------------------------------------------------------------------------------   ------------------------------------------
8-30                 16.4              0.0               7.4                   7.4        15-21                              11.7
---------------------------------------------------------------------------------------   ------------------------------------------
31-90                17.5             10.2               3.0                  12.7        22-28                              12.3
---------------------------------------------------------------------------------------   ------------------------------------------
91-180                9.3             11.1               2.5                   2.5        29-35                               4.9
---------------------------------------------------------------------------------------   ------------------------------------------
181+                  3.9              0.0               8.0                   5.2        36-42                               2.5
                                                                                          ------------------------------------------
                                                                                          43-60                               6.6

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment
Company Act of 1940.

*    The Fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities. The Fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. The risks of investing in foreign securities and securities which carry foreign credit exposure include decreased publicly available information about issuers, inconsistent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities may also be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions.

**   Treasury securities are guaranteed as to timely payment of principal and interest if held to maturity. Many securities purchased by the Fund are not guaranteed by the U.S. government.
====================================================================================================================================

====================================================================================================================================

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.
ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN
THE FUND.

====================================================================================================================================

====================================================================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION,
INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

====================================================================================================================================

Short-Term Investments Trust

                                             Dear Fellow AIM Fund Shareholders:

                                             Your AIM Funds Board started 2007 committed to continue working with management at A I
                                             M Advisors, Inc. (AIM) with the goal of improving performance and lowering shareholder expenses for the AIM Funds.
   [CROCKETT
     PHOTO]                                     The progress made to date is encouraging. Following the general trends of global equity markets and the U.S. stock market, the asset-weighted absolute performance for all the money market, equity and fixed-income AIM Funds improved for the one-year period ended December 31, 2006, as compared to the one-year period ended December 31,
                                             2005, and the one-year period ended December 31, 2004.(1)

Bruce L. Crockett                               In November, your Board approved, subject to shareholder vote, four more AIM Fund consolidations. As always, these decisions were made to benefit existing shareholders and were driven by a desire to improve the merged funds' performance, attract new assets and reduce costs. The asset class subcommittees of your Board's Investments
                                             Committee are meeting frequently with portfolio managers to identify how performance might be further improved.

                                                On the expense side, both AMVESCAP, the parent company of AIM, and AIM continue to take advantage of opportunities for operational consolidation, outsourcing and new technologies to improve cost efficiencies for your benefit. Your Board, for example, takes advantage of effective software solutions that enable us to save money through electronic information sharing. Additional cost-saving steps are under way. I'll report more on these steps once they're completed.

                                                Another major Board initiative for early 2007 is the revision of the AIM Funds'
                                             proxy voting guidelines, a project begun by a special Board task force late last year.
                                             We expect to have new procedures in place for the 2007 spring proxy season that will improve the ability of the AIM Funds to cast votes that are in the best interests of all fund shareholders.

                                                While your Board recognizes that additional work lies ahead, we are gratified that some key external sources have recognized changes at AIM and the AIM Funds in the past two years. An article in the November 21, 2006, issue of Morningstar Report
                                             (Morningstar, Inc. is a leading provider of independent mutual fund investment research) included a review of AIM's progress, highlighting lower expenses, stronger investment teams and an improved sales culture, as well as areas for continued
                                             improvement. I'm looking forward to a return visit to Morningstar this year to review
                                             AIM Funds' performance and governance ratings.

                                                Your Board thanks Mark Williamson, former President and CEO of AIM Investments, who retired from your Board in 2006. He has been succeeded on your Board by Phil Taylor,
                                             President of AIM Funds. We extend a warm welcome to Phil.

                                                I'd like to hear from you. Please write to me at AIM Investments, AIM Investments
                                             Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046. Let me know your thoughts on how your Board is doing and how we might serve you better.

                                             Sincerely,

                                             /s/ Bruce L. Crockett


                                             Bruce L. Crockett
                                             Independent Chair
                                             AIM Funds Board

                                             April 16, 2007

                                             Sources: *A I M Management Group Inc. and Lipper Inc.

                                             (1) Past performance is no guarantee of future results. Please visit
                                                 AIMinvestments.com for the most recent month-end performance for all AIM funds.

Short-Term Investments Trust

Calculating your ongoing Fund expenses

EXAMPLE                                      together with the amount you invested, to       The hypothetical account values and
                                             estimate the expenses that you paid over     expenses may not be used to estimate the
As a shareholder in the Corporate Class,     the period. Simply divide your account       actual ending account balance or expenses
you incur ongoing costs, including           value by $1,000 (for example, an $8,600      you paid for the period. You may use this
management fees, distribution and/or         account value divided by $1,000 = 8.6),      information to compare the ongoing costs
service (12b-1) fees and other Fund          then multiply the result by the number in    of investing in the Fund and other funds.
expenses. This example is intended to help   the table under the heading entitled         To do so, compare this 5% hypothetical
you understand your ongoing costs (in        "Actual Expenses Paid During Period" to      example with the 5% hypothetical examples
dollars) of investing in the Funds and       estimate the expenses you paid on your       that appear in the shareholder reports of
compare these costs with ongoing costs of    account during this period.                  the other funds.
investing in other mutual funds. The
example is based on an investment of         HYPOTHETICAL EXAMPLE FOR COMPARISON             Please note that the expenses shown in
$1,000 invested at the beginning of the      PURPOSES                                     the table are meant to highlight your
period and held for the entire period                                                     ongoing costs only. Therefore, the
September 1, 2006, through February 28,      The table below also provides information    hypothetical information is useful in
2007.                                        about hypothetical account values and        comparing ongoing costs only, and will not
                                             hypothetical expenses based on the Fund's    help you determine the relative total
ACTUAL EXPENSES                              actual expense ratio and an assumed rate     costs of owning different funds.
                                             of return of 5% per year before expenses,
The table below provides information about   which is not the Fund's actual return.
actual account values and actual expenses.
You may use the information in this table,

====================================================================================================================================

                                                               ACTUAL                                HYPOTHETICAL
                                                                                          (5% ANNUAL RETURN BEFORE EXPENSES)

                                 BEGINNING             ENDING         EXPENSES            ENDING         EXPENSES     ANNUALIZED
                               ACCOUNT VALUE       ACCOUNT VALUE    PAID DURING       ACCOUNT VALUE    PAID DURING      EXPENSE
FUND                             (9/1/06)           (2/28/07)(1)     PERIOD(2)          (2/28/07)       PERIOD(2)        RATIO
Liquid Assets                   $1,000.00            $1,026.10         $0.75            $1,024.05         $0.75          0.15%
STIC Prime                       1,000.00             1,026.20          0.75             1,024.05          0.75          0.15
Treasury                         1,000.00             1,025.50          0.75             1,024.05          0.75          0.15
Government & Agency              1,000.00             1,025.90          0.75             1,024.05          0.75          0.15
Government TaxAdvantage          1,000.00             1,025.40          0.75             1,024.05          0.75          0.15

   (1) The actual ending account value is based on the actual total return of the Fund for the period September 1, 2006, through
February 28, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

   (2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================

Short-Term Investments Trust

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the "Board") of       Agreement was appropriate and that AIM       Fund's portfolio management team at this
Short-Term Investments Trust (the "Trust")   currently is providing services in           time. Although the independent written
oversees the management of each series       accordance with the terms of the Advisory    evaluation of the Fund's Senior Officer
portfolio of the Trust (each, a "Fund")      Agreement.                                   (discussed below) only considered Fund
and, as required by law, determines                                                       performance through the most recent
annually whether to approve the              o The quality of services to be provided     calendar year, the Board also reviewed
continuance of each Fund's advisory          by AIM. The Board reviewed the credentials   more recent Fund performance, which did
agreement with A I M Advisors, Inc.          and experience of the officers and           not change their conclusions.
("AIM"). Based upon the recommendation of    employees of AIM who will provide
the Investments Committee of the Board, at   investment advisory services to the Fund.    o The performance of the Fund relative to
a meeting on June 27, 2006, the Board,       In reviewing the qualifications of AIM to    indices. The Board reviewed the
including all of the independent trustees,   provide investment advisory services, the    performance of the Fund during the past
approved the continuance of the advisory     Board considered such issues as AIM's        one, three and five calendar years against
agreement (the "Advisory Agreement")         portfolio and product review process,        the performance of the Lipper
between each Fund and AIM for another        AIM's legal and compliance function, AIM's   Institutional US Government Money Market
year, effective July 1, 2006.                use of technology, AIM's portfolio           Index. The Board noted that the Fund's
                                             administration function and the quality of   performance was comparable to the
   The Board considered the factors          AIM's investment research. Based on the      performance of such Index for the one and
discussed below in evaluating the fairness   review of these and other factors, the       five year periods and above such Index for
and reasonableness of each Fund's Advisory   Board concluded that the quality of          the three year period. Based on this
Agreement at the meeting on June 27, 2006    services to be provided by AIM was           review and after taking account of all of
and as part of the Board's ongoing           appropriate and that AIM currently is        the other factors that the Board
oversight of each Fund. In their             providing satisfactory services in           considered in determining whether to
deliberations, the Board and the             accordance with the terms of the Advisory    continue the Advisory Agreement for the
independent trustees did not identify any    Agreement.                                   Fund, the Board concluded that no changes
particular factor that was controlling,                                                   should be made to the Fund and that it was
and each trustee attributed different        o Meetings with the Fund's portfolio         not necessary to change the Fund's
weights to the various factors.              managers and investment personnel. With      portfolio management team at this time.
                                             respect to the Fund, the Board is meeting    Although the independent written
   One responsibility of the independent     periodically with such Fund's portfolio      evaluation of the Fund's Senior Officer
Senior Officer of the Funds is to manage     managers and/or other investment personnel   (discussed below) only considered Fund
the process by which the Funds' proposed     and believes that such individuals are       performance through the most recent
management fees are negotiated to ensure     competent and able to continue to carry      calendar year, the Board also reviewed
that they are negotiated in a manner which   out their responsibilities under the         more recent Fund performance, which did
is at arms' length and reasonable. To that   Advisory Agreement.                          not change their conclusions.
end, the Senior Officer must either
supervise a competitive bidding process or   o Overall performance of AIM. The Board      o Fees relative to those of clients of AIM
prepare an independent written evaluation.   considered the overall performance of AIM    with comparable investment strategies. The
The Senior Officer has recommended an        in providing investment advisory and         Board reviewed the effective advisory fee
independent written evaluation in lieu of    portfolio administrative services to the     rate (before waivers) for the Fund under
a competitive bidding process and, upon      Fund and concluded that such performance     the Advisory Agreement. The Board noted
the direction of the Board, has prepared     was satisfactory.                            that this rate was below the effective
such an independent written evaluation.                                                   advisory fee rates (before waivers) for
Such written evaluation also considered      o Independent written evaluation and         two mutual funds advised by AIM with
certain of the factors discussed below.      recommendations of the Fund's Senior         investment strategies comparable to those
                                             Officer. The Board noted that, upon their    of the Fund (one of which has an "all-in"
   The discussion below serves as a          direction, the Senior Officer of the Fund,   fee structure whereby AIM pays all of the
summary of the Senior Officer's              who is independent of AIM and AIM's          fund's ordinary operating expenses). The
independent written evaluation, as well as   affiliates, had prepared an independent      Board noted that AIM has agreed to waive
a discussion of the material factors and     written evaluation in order to assist the    fees and/or limit expenses of the Fund, as
the conclusions with respect thereto that    Board in determining the reasonableness of   discussed below. Based on this review, the
formed the basis for the Board's approval    the proposed management fees of the AIM      Board concluded that the advisory fee rate
of each Fund's Advisory Agreement. After     Funds, including the Fund. The Board noted   for the Fund under the Advisory Agreement
consideration of all of the factors below    that the Senior Officer's written            was fair and reasonable.
and based on its informed business           evaluation had been relied upon by the
judgment, the Board determined that each     Board in this regard in lieu of a            o Fees relative to those of comparable
Fund's Advisory Agreement is in the best     competitive bidding process. In              funds with other advisors. The Board
interests of the Fund and its shareholders   determining whether to continue the          reviewed the advisory fee rate for the
and that the compensation to AIM under       Advisory Agreement for the Fund, the Board   Fund under the Advisory Agreement. The
each Fund's Advisory Agreement is fair and   considered the Senior Officer's written      Board compared effective contractual
reasonable and would have been obtained      evaluation.                                  advisory fee rates at a common asset level
through arm's length negotiations.                                                        at the end of the past calendar year and
                                             FUND-SPECIFIC FACTORS WITH SEPARATE          noted that the Fund's rate was below the
   Unless otherwise stated, information      CONCLUSIONS                                  median rate of the funds advised by other
presented below is as of June 27, 2006 and                                                advisors with investment strategies
does not reflect any changes that may have   The Board considered the following           comparable to those of the Fund that the
occurred since June 27, 2006, including      fund-specific factors separately for each    Board reviewed. The Board noted that AIM
but not limited to changes to each Fund's    Fund, and reached separate conclusions for   has agreed to waive fees and/or limit
performance, advisory fees, expense          each Fund, which conclusions are set forth   expenses of the Fund, as discussed below.
limitations and/or fee waivers.              below.                                       Based on this review, the Board concluded
                                                                                          that the advisory fee rate for the Fund
FUND-SPECIFIC FACTORS WITH THE SAME          GOVERNMENT & AGENCY PORTFOLIO                under the Advisory Agreement was fair and
CONCLUSIONS                                                                               reasonable.
                                             o The performance of the Fund relative to
The Board considered the following           comparable funds. The Board reviewed the     o Expense limitations and fee waivers. The
fund-specific factors separately for each    performance of the Fund during the past      Board noted that AIM has contractually
Fund, and reached the same conclusions for   one, three and five calendar years against   agreed to waive fees and/or limit expenses
each Fund, which conclusions are set forth   the performance of funds advised by other    of the Fund in an amount necessary to
below.                                       advisors with investment strategies          limit total annual operating expenses to a
                                             comparable to those of the Fund. The Board   specified percentage of average daily net
o The nature and extent of the advisory      noted that the Fund's performance in such    assets for each class of the Fund. The
services to be provided by AIM. The Board    periods was above the median performance     Board considered the contractual nature of
reviewed the services to be provided by      of such comparable funds. Based on this      this fee waiver/expense limitation and
AIM under the Advisory Agreement. Based on   review and after taking account of all of    noted that it remains in effect until June
such review, the Board concluded that the    the other factors that the Board             30, 2007.
range of services to be provided by AIM      considered in determining whether to
under the Advisory                           continue the Advisory Agreement for the
                                             Fund, the Board concluded that no changes
                                             should be made to the Fund and that it was
                                             not necessary to change the

                                                                                                                         (continued)

Short-Term Investments Trust

The Board considered the effect this fee     o Fees relative to those of clients of AIM   cash and cash collateral from securities
waiver/expense limitation would have on      with comparable investment strategies. The   lending arrangements, if any
the Fund's estimated expenses and            Board reviewed the effective advisory fee    (collectively, "cash balances") of the
concluded that the levels of fee             rate (before waivers) for the Fund under     Fund may be invested in money market funds
waivers/expense limitations for the Fund     the Advisory Agreement. The Board noted      advised by AIM pursuant to the terms of an
were fair and reasonable.                    that this rate was below the effective       SEC exemptive order. The Board found that
                                             advisory fee rate (before waivers) for a     the Fund may realize certain benefits upon
o Breakpoints and economies of scale. The    mutual fund advised by AIM with investment   investing cash balances in AIM advised
Board reviewed the structure of the Fund's   strategies comparable to those of the Fund   money market funds, including a higher net
advisory fee under the Advisory Agreement,   (which has an "all-in" fee structure         return, increased liquidity, increased
noting that it does not include any          whereby AIM pays all of the fund's           diversification or decreased transaction
breakpoints. The Board considered whether    ordinary operating expenses) and above the   costs. The Board also found that the Fund
it would be appropriate to add advisory      effective advisory fee rate (before          will not receive reduced services if it
fee breakpoints for the Fund or whether,     waivers) for a second mutual fund advised    invests its cash balances in such money
due to the nature of the Fund and the        by AIM with investment strategies            market funds. The Board noted that, to the
advisory fee structures of comparable        comparable to those of the Fund. The Board   extent the Fund invests uninvested cash in
funds, it was reasonable to structure the    noted that AIM has agreed to waive fees      affiliated money market funds, AIM has
advisory fee without breakpoints. Based on   and/or limit expenses of the Fund, as        voluntarily agreed to waive a portion of
this review, the Board concluded that it     discussed below. Based on this review, the   the advisory fees it receives from the
was not necessary to add advisory fee        Board concluded that the advisory fee rate   Fund attributable to such investment. The
breakpoints to the Fund's advisory fee       for the Fund under the Advisory Agreement    Board further determined that the proposed
schedule. The Board reviewed the level of    was fair and reasonable.                     securities lending program and related
the Fund's advisory fees, and noted that                                                  procedures with respect to the lending
such fees, as a percentage of the Fund's     o Fees relative to those of comparable       Fund is in the best interests of the
net assets, would remain constant under      funds with other advisors. The Board         lending Fund and its respective
the Advisory Agreement because the           reviewed the advisory fee rate for the       shareholders. The Board therefore
Advisory Agreement does not include any      Fund under the Advisory Agreement. The       concluded that the investment of cash
breakpoints. The Board concluded that the    Board compared effective contractual         collateral received in connection with the
Fund's fee levels under the Advisory         advisory fee rates at a common asset level   securities lending program in the money
Agreement therefore would not reflect        at the end of the past calendar year and     market funds according to the procedures
economies of scale.                          noted that the Fund's rate was below the     is in the best interests of the lending
                                             median rate of the funds advised by other    Fund and its respective shareholders.
o Investments in affiliated money market     advisors with investment strategies
funds. Not applicable because the Fund       comparable to those of the Fund that the     LIQUID ASSETS PORTFOLIO
does not invest in affiliated money market   Board reviewed. The Board noted that AIM
funds.                                       has agreed to waive fees and/or limit        o The performance of the Fund relative to
                                             expenses of the Fund, as discussed below.    comparable funds. The Board reviewed the
GOVERNMENT TAXADVANTAGE PORTFOLIO            Based on this review, the Board concluded    performance of the Fund during the past
                                             that the advisory fee rate for the Fund      one, three and five calendar years against
o The performance of the Fund relative to    under the Advisory Agreement was fair and    the performance of funds advised by other
comparable funds. The Board reviewed the     reasonable.                                  advisors with investment strategies
performance of the Fund during the past                                                   comparable to those of the Fund. The Board
one, three and five calendar years against   o Expense limitations and fee waivers. The   noted that the Fund's performance in such
the performance of funds advised by other    Board noted that AIM has contractually       periods was above the median performance
advisors with investment strategies          agreed to waive fees and/or limit expenses   of such comparable funds. Based on this
comparable to those of the Fund. The Board   of the Fund in an amount necessary to        review and after taking account of all of
noted that the Fund's performance in such    limit total annual operating expenses to a   the other factors that the Board
periods was above the median performance     specified percentage of average daily net    considered in determining whether to
of such comparable funds. Based on this      assets for each class of the Fund. The       continue the Advisory Agreement for the
review and after taking account of all of    Board considered the contractual nature of   Fund, the Board concluded that no changes
the other factors that the Board             this fee waiver/expense limitation and       should be made to the Fund and that it was
considered in determining whether to         noted that it remains in effect until June   not necessary to change the Fund's
continue the Advisory Agreement for the      30, 2007. The Board considered the effect    portfolio management team at this time.
Fund, the Board concluded that no changes    this fee waiver/expense limitation would     Although the independent written
should be made to the Fund and that it was   have on the Fund's estimated expenses and    evaluation of the Fund's Senior Officer
not necessary to change the Fund's           concluded that the levels of fee             (discussed below) only considered Fund
portfolio management team at this time.      waivers/expense limitations for the Fund     performance through the most recent
Although the independent written             were fair and reasonable.                    calendar year, the Board also reviewed
evaluation of the Fund's Senior Officer                                                   more recent Fund performance, which did
(discussed below) only considered Fund       o Breakpoints and economies of scale. The    not change their conclusions.
performance through the most recent          Board reviewed the structure of the Fund's
calendar year, the Board also reviewed       advisory fee under the Advisory Agreement,   o The performance of the Fund relative to
more recent Fund performance, which did      noting that it includes two breakpoints.     indices. The Board reviewed the
not change their conclusions.                The Board reviewed the level of the Fund's   performance of the Fund during the past
                                             advisory fees, and noted that such fees,     one, three and five calendar years against
o The performance of the Fund relative to    as a percentage of the Fund's net assets,    the performance of the Lipper
indices. The Board reviewed the              have decreased as net assets increased       Institutional Money Market Index. The
performance of the Fund during the past      because the Advisory Agreement includes      Board noted that the Fund's performance in
one, three and five calendar years against   breakpoints. The Board noted that, due to    such periods was comparable to the
the performance of the Lipper                the Fund's asset levels at the end of the    performance of such Index. Based on this
Institutional US Government Money Market     past calendar year and the way in which      review and after taking account of all of
Index. The Board noted that the Fund's       the advisory fee breakpoints have been       the other factors that the Board
performance in such periods was comparable   structured, the Fund has yet to fully        considered in determining whether to
to the performance of such Index. Based on   benefit from the breakpoints. The Board      continue the Advisory Agreement for the
this review and after taking account of      concluded that the Fund's fee levels under   Fund, the Board concluded that no changes
all of the other factors that the Board      the Advisory Agreement therefore reflect     should be made to the Fund and that it was
considered in determining whether to         economies of scale and that it was not       not necessary to change the Fund's
continue the Advisory Agreement for the      necessary to change the advisory fee         portfolio management team at this time.
Fund, the Board concluded that no changes    breakpoints in the Fund's advisory fee       Although the independent written
should be made to the Fund and that it was   schedule.                                    evaluation of the Fund's Senior Officer
not necessary to change the Fund's                                                        (discussed below) only considered Fund
portfolio management team at this time.      o Investments in affiliated money market
Although the independent written             funds. The Board also took into account
evaluation of the Fund's Senior Officer      the fact that uninvested
(discussed below) only considered Fund
performance through the most recent
calendar year, the Board also reviewed
more recent Fund performance, which did
not change their conclusions.

                                                                                                                         (continued)

Short-Term Investments Trust

performance through the most recent          o Investments in affiliated money market     other advisors with investment strategies
calendar year, the Board also reviewed       funds. Not applicable because the Fund       comparable to those of the Fund that the
more recent Fund performance, which did      does not invest in affiliated money market   Board reviewed. The Board noted that AIM
not change their conclusions.                funds.                                       has agreed to waive fees and/or limit
                                                                                          expenses of the Fund, as discussed below.
o Fees relative to those of clients of AIM   STIC Prime Portfolio                         Based on this review, the Board concluded
with comparable investment strategies. The                                                that the advisory fee rate for the Fund
Board reviewed the effective advisory fee    o The performance of the Fund relative to    under the Advisory Agreement was fair and
rate (before waivers) for the Fund under     comparable funds. The Board reviewed the     reasonable.
the Advisory Agreement. The Board noted      performance of the Fund during the past
that this rate was (i) the same as the       one, three and five calendar years against   o Expense limitations and fee waives. The
effective advisory fee rate (before          the performance of funds advised by other    Board noted that AIM has contractually
waivers) for a mutual fund advised by AIM    advisors with investment strategies          agreed to waive fees and/or limit expenses
with investment strategies comparable to     comparable to those of the Fund. The Board   of the Fund in an amount necessary to
those of the Fund; and (ii) above the        noted that the Fund's performance in such    limit total annual operating expenses to a
effective fee rates (before waivers) for     periods was above the median performance     specified percentage of average daily net
three collective trust funds sub-advised     of such comparable funds. Based on this      assets for each class of the Fund. The
by an AIM affiliate with investment          review and after taking account of all of    Board considered the contractual nature of
strategies comparable to those of the        the other factors that the Board             this fee waiver/expense limitation and
Fund. The Board noted that AIM has agreed    considered in determining whether to         noted that it remains in effect until June
to waive fees and/or limit expenses of the   continue the Advisory Agreement for the      30, 2007. The Board considered the effect
Fund, as discussed below. Based on this      Fund, the Board concluded that no changes    this fee waiver/expense limitation would
review, the Board concluded that the         should be made to the Fund and that it was   have on the Fund's estimated expenses and
advisory fee rate for the Fund under the     not necessary to change the Fund's           concluded that the levels of fee
Advisory Agreement was fair and              portfolio management team at this time.      waivers/expense limitations for the Fund
reasonable.                                  Although the independent written             were fair and reasonable.
                                             evaluation of the Fund's Senior Officer
o Fees relative to those of comparable       (discussed below) only considered Fund       o Breakpoints and economies of scale. The
funds with other advisors. The Board         performance through the most recent          Board reviewed the structure of the Fund's
reviewed the advisory fee rate for the       calendar year, the Board also reviewed       advisory fee under the Advisory Agreement,
Fund under the Advisory Agreement. The       more recent Fund performance, which did      noting that it does not include any
Board compared effective contractual         not change their conclusions.                breakpoints. The Board considered whether
advisory fee rates at a common asset level                                                it would be appropriate to add advisory
at the end of the past calendar year and     o The performance of the Fund relative to    fee breakpoints for the Fund or whether,
noted that the Fund's rate was below the     indices. The Board reviewed the              due to the nature of the Fund and the
median rate of the funds advised by other    performance of the Fund during the past      advisory fee structures of comparable
advisors with investment strategies          one, three and five calendar years against   funds, it was reasonable to structure the
comparable to those of the Fund that the     the performance of the Lipper                advisory fee without breakpoints. Based on
Board reviewed. The Board noted that AIM     Institutional Money Market Fund Index. The   this review, the Board concluded that it
has agreed to waive fees and/or limit        Board noted that the Fund's performance in   was not necessary to add advisory fee
expenses of the Fund, as discussed below.    such periods was comparable to the           breakpoints to the Fund's advisory fee
Based on this review, the Board concluded    performance of such Index. Based on this     schedule. The Board reviewed the level of
that the advisory fee rate for the Fund      review and after taking account of all of    the Fund's advisory fees, and noted that
under the Advisory Agreement was fair and    the other factors that the Board             such fees, as a percentage of the Fund's
reasonable.                                  considered in determining whether to         net assets, would remain constant under
                                             continue the Advisory Agreement for the      the Advisory Agreement because the
o Expense limitations and fee waives. The    Fund, the Board concluded that no changes    Advisory Agreement does not include any
Board noted that AIM has contractually       should be made to the Fund and that it was   breakpoints. The Board concluded that the
agreed to waive fees and/or limit expenses   not necessary to change the Fund's           Fund's fee levels under the Advisory
of the Fund in an amount necessary to        portfolio management team at this time.      Agreement therefore would not reflect
limit total annual operating expenses to a   Although the independent written             economies of scale.
specified percentage of average daily net    evaluation of the Fund's Senior Officer
assets for each class of the Fund. The       (discussed below) only considered Fund       o Investments in affiliated money market
Board considered the contractual nature of   performance through the most recent          funds. Not applicable because the Fund
this fee waiver/expense limitation and       calendar year, the Board also reviewed       does not invest in affiliated money market
noted that it remains in effect until June   more recent Fund performance, which did      funds.
30, 2007. The Board considered the effect    not change their conclusions.
this fee waiver/expense limitation would                                                  Treasury Portfolio
have on the Fund's estimated expenses and    o Fees relative to those of clients of AIM
concluded that the levels of fee             with comparable investment strategies. The   o The performance of the Fund relative to
waivers/expense limitations for the Fund     Board reviewed the effective advisory fee    comparable funds. The Board reviewed the
were fair and reasonable.                    rate (before waivers) for the Fund under     performance of the Fund during the past
                                             the Advisory Agreement. The Board noted      one, three and five calendar years against
o Breakpoints and economies of scale. The    that this rate was (i) the same as the       the performance of funds advised by other
Board reviewed the structure of the Fund's   effective advisory fee rate (before          advisors with investment strategies
advisory fee under the Advisory Agreement,   waivers) for a mutual fund advised by AIM    comparable to those of the Fund. The Board
noting that it does not include any          with investment strategies comparable to     noted that the Fund's performance in such
breakpoints. The Board considered whether    those of the Fund; and (ii) above the        periods was above the median performance
it would be appropriate to add advisory      effective fee rates (before waivers) for     of such comparable funds. Based on this
fee breakpoints for the Fund or whether,     three collective trust funds sub-advised     review and after taking account of all of
due to the nature of the Fund and the        by an AIM affiliate with investment          the other factors that the Board
advisory fee structures of comparable        strategies comparable to those of the        considered in determining whether to
funds, it was reasonable to structure the    Fund. The Board noted that AIM has agreed    continue the Advisory Agreement for the
advisory fee without breakpoints. Based on   to waive fees and/or limit expenses of the   Fund, the Board concluded that no changes
this review, the Board concluded that it     Fund, as discussed below. Based on this      should be made to the Fund and that it was
was not necessary to add advisory fee        review, the Board concluded that the         not necessary to change the Fund's
breakpoints to the Fund's advisory fee       advisory fee rate for the Fund under the     portfolio management team at this time.
schedule. The Board reviewed the level of    Advisory Agreement was fair and              Although the independent written
the Fund's advisory fees, and noted that     reasonable.                                  evaluation of the Fund's Senior Officer
such fees, as a percentage of the Fund's                                                  (discussed below) only considered Fund
net assets, would remain constant under      o Fees relative to those of comparable       performance through the most recent
the Advisory Agreement because the           funds with other advisors. The Board         calendar year, the Board also reviewed
Advisory Agreement does not include any      reviewed the advisory fee rate for the       more recent Fund performance, which did
breakpoints. The Board concluded that the    Fund under the Advisory Agreement. The       not change their conclusions.
Fund's fee levels under the Advisory         Board compared effective contractual
Agreement therefore would not reflect        advisory fee rates at a common asset level
economies of scale.                          at the end of the past calendar year and
                                             noted that the Fund's rate was comparable
                                             to the median rate of the funds advised by

                                                                                                                         (continued)

Short-Term Investments Trust

o The performance of the Fund relative to    The Board reviewed the level of the Fund's   o AIM's financial soundness in light of
indices. The Board reviewed the              advisory fees, and noted that such fees,     the Fund's needs. The Board considered
performance of the Fund during the past      as a percentage of the Fund's net assets,    whether AIM is financially sound and has
one, three and five calendar years against   would remain constant under the Advisory     the resources necessary to perform its
the performance of the Lipper                Agreement because the Advisory Agreement     obligations under the Advisory Agreement,
Institutional US Treasury Money Market       does not include any breakpoints. The        and concluded that AIM has the financial
Index. The Board noted that the Fund's       Board concluded that the Fund's fee levels   resources necessary to fulfill its
performance was comparable to the            under the Advisory Agreement therefore       obligations under the Advisory Agreement.
performance of such Index for the one year   would not reflect economies of scale.
period and above such Index for the three                                                 o Historical relationship between the Fund
and five year periods. Based on this         o Investments in affiliated money market     and AIM. In determining whether to
review and after taking account of all of    funds. The Board also took into account      continue the Advisory Agreement for the
the other factors that the Board             the fact that uninvested cash and cash       Fund, the Board also considered the prior
considered in determining whether to         collateral from securities lending           relationship between AIM and the Fund, as
continue the Advisory Agreement for the      arrangements, if any (collectively, "cash    well as the Board's knowledge of AIM's
Fund, the Board concluded that no changes    balances") of the Fund may be invested in    operations, and concluded that it was
should be made to the Fund and that it was   money market funds advised by AIM pursuant   beneficial to maintain the current
not necessary to change the Fund's           to the terms of an SEC exemptive order.      relationship, in part, because of such
portfolio management team at this time.      The Board found that the Fund may realize    knowledge. The Board also reviewed the
Although the independent written             certain benefits upon investing cash         general nature of the non-investment
evaluation of the Fund's Senior Officer      balances in AIM advised money market         advisory services currently performed by
(discussed below) only considered Fund       funds, including a higher net return,        AIM and its affiliates, such as
performance through the most recent          increased liquidity, increased               administrative, transfer agency and
calendar year, the Board also reviewed       diversification or decreased transaction     distribution services, and the fees
more recent Fund performance, which did      costs. The Board also found that the Fund    received by AIM and its affiliates for
not change their conclusions.                will not receive reduced services if it      performing such services. In addition to
                                             invests its cash balances in such money      reviewing such services, the trustees also
o Fees relative to those of clients of AIM   market funds. The Board noted that, to the   considered the organizational structure
with comparable investment strategies. The   extent the Fund invests uninvested cash in   employed by AIM and its affiliates to
Board noted that AIM does not serve as an    affiliated money market funds, AIM has       provide those services. Based on the
advisor to other mutual funds or other       voluntarily agreed to waive a portion of     review of these and other factors, the
clients with investment strategies           the advisory fees it receives from the       Board concluded that AIM and its
comparable to those of the Fund.             Fund attributable to such investment. The    affiliates were qualified to continue to
                                             Board further determined that the proposed   provide non-investment advisory services
o Fees relative to those of comparable       securities lending program and related       to the Fund, including administrative,
funds with other advisors. The Board         procedures with respect to the lending       transfer agency and distribution services,
reviewed the advisory fee rate for the       Fund is in the best interests of the         and that AIM and its affiliates currently
Fund under the Advisory Agreement. The       lending Fund and its respective              are providing satisfactory non-investment
Board compared effective contractual         shareholders. The Board therefore            advisory services.
advisory fee rates at a common asset level   concluded that the investment of cash
at the end of the past calendar year and     collateral received in connection with the   o Other factors and current trends. The
noted that the Fund's rate was below the     securities lending program in the money      Board considered the steps that AIM and
median rate of the funds advised by other    market funds according to the procedures     its affiliates have taken over the last
advisors with investment strategies          is in the best interests of the lending      several years, and continue to take, in
comparable to those of the Fund that the     Fund and its respective shareholders.        order to improve the quality and
Board reviewed. The Board noted that AIM                                                  efficiency of the services they provide to
has agreed to waive fees and/or limit        GLOBAL FACTORS                               the Funds in the areas of investment
expenses of the Fund, as discussed below.                                                 performance, product line diversification,
Based on this review, the Board concluded    The Board considered the following global    distribution, fund operations, shareholder
that the advisory fee rate for the Fund      factors for each Fund and reached the same   services and compliance. The Board
under the Advisory Agreement was fair and    conclusions for each Fund, which             concluded that these steps taken by AIM
reasonable.                                  conclusions are set forth below.             have improved, and are likely to continue
                                                                                          to improve, the quality and efficiency of
o Expense limitations and fee waivers. The   o Profitability of AIM and its affiliates.   the services AIM and its affiliates
Board noted that AIM has contractually       The Board reviewed information concerning    provide to the Fund in each of these
agreed to waive fees and/or limit expenses   the profitability of AIM's (and its          areas, and support the Board's approval of
of the Fund in an amount necessary to        affiliates') investment advisory and other   the continuance of the Advisory Agreement
limit total annual operating expenses to a   activities and its financial condition.      for the Fund.
specified percentage of average daily net    The Board considered the overall
assets for each class of the Fund. The       profitability of AIM, as well as the
Board considered the contractual nature of   profitability of AIM in connection with
this fee waiver/expense limitation and       managing the Fund. The Board noted that
noted that it remains in effect until June   AIM's operations remain profitable,
30, 2007. The Board considered the effect    although increased expenses in recent
this fee waiver/expense limitation would     years have reduced AIM's profitability.
have on the Fund's estimated expenses and    Based on the review of the profitability
concluded that the levels of fee             of AIM's and its affiliates' investment
waivers/expense limitations for the Fund     advisory and other activities and its
were fair and reasonable.                    financial condition, the Board concluded
                                             that the compensation to be paid by the
o Breakpoints and economies of scale. The    Fund to AIM under its Advisory Agreement
Board reviewed the structure of the Fund's   was not excessive.
advisory fee under the Advisory Agreement,
noting that it does not include any          o Benefits of soft dollars to AIM. The
breakpoints. The Board considered whether    Board considered the benefits realized by
it would be appropriate to add advisory      AIM as a result of brokerage transactions
fee breakpoints for the Fund or whether,     executed through "soft dollar"
due to the nature of the Fund and the        arrangements. Under these arrangements,
advisory fee structures of comparable        brokerage commissions paid by other funds
funds, it was reasonable to structure the    advised by AIM are used to pay for
advisory fee without breakpoints. Based on   research and execution services. This
this review, the Board concluded that it     research may be used by AIM in making
was not necessary to add advisory fee        investment decisions for the Fund. The
breakpoints to the Fund's advisory fee       Board concluded that such arrangements
schedule.                                    were appropriate.

Short-Term Investments Trust

LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS

February 28, 2007
(Unaudited)

                                                              PRINCIPAL
                                                               AMOUNT
                                                MATURITY        (000)           VALUE
------------------------------------------------------------------------------------------
COMMERCIAL PAPER-33.16%(A)

ASSET-BACKED SECURITIES-COMMERCIAL
 LOANS/LEASES-2.73%


Amstel Funding Corp.
 (Acquired 12/01/06;
 Cost $156,874,148)
 5.16%(b)(c)                                     05/29/07     $161,005     $   158,951,113
------------------------------------------------------------------------------------------
 (Acquired 02/23/07;
 Cost $101,937,225)
 5.19%(b)(c)                                     08/24/07      104,622         101,967,391
------------------------------------------------------------------------------------------
 (Acquired 12/01/06;
 Cost $148,013,167)
 5.24%(b)(c)                                     03/05/07      150,000         149,912,667
------------------------------------------------------------------------------------------
Atlantis One Funding Corp.
 (Acquired 11/10/06;
 Cost $97,390,583)
 5.19%(b)(c)                                     05/10/07      100,000          98,990,833
------------------------------------------------------------------------------------------
 (Acquired 11/07/06;
 Cost $34,067,176)
 5.19%(b)(c)                                     05/18/07       35,037          34,643,009
==========================================================================================
                                                                               544,465,013
==========================================================================================



ASSET-BACKED SECURITIES-FULLY SUPPORTED
 BANK-5.90%


Concord Minutemen Capital Co., LLC- Series A
 (Multi CEP's-Liberty Hampshire Co., LLC;
 agent) (Acquired 02/02/07;
 Cost $48,692,778)
 5.20%(b)                                        08/02/07       50,000          48,887,778
------------------------------------------------------------------------------------------
 (Acquired 01/10/07;
 Cost $100,016,861)
 5.21%(b)                                        06/08/07      102,206         100,741,644
------------------------------------------------------------------------------------------
 (Acquired 10/20/06;
 Cost $47,738,339)
 5.22%(b)                                        04/19/07       49,025          48,676,677
------------------------------------------------------------------------------------------
 (Acquired 09/19/06;
 Cost $156,252,977)
 5.25%(b)                                        03/23/07      160,589         160,073,365
------------------------------------------------------------------------------------------
Crown Point Capital Co., LLC-
 Series A (Multi CEP's-Liberty Hampshire Co.,
 LLC; agent) (Acquired 10/13/06;
 Cost $97,493,903)
 5.22%(b)                                        04/04/07      100,000          99,507,472
------------------------------------------------------------------------------------------
 (Acquired 02/21/07;
 Cost $99,604,750)
 5.27%(b)                                        03/20/07      100,000          99,721,861
------------------------------------------------------------------------------------------
Govco Inc.
 (Multi CEP's-Government sponsored entities)
 (Acquired 09/19/06;
 Cost $34,237,565)
 5.25%(b)                                        03/16/07       35,150          35,073,109
------------------------------------------------------------------------------------------
Legacy Capital Co., LLC
 Series A (Multi CEP's-Liberty Hampshire Co.,
 LLC; agent) (Acquired 02/02/07;
 Cost $99,590,111)
 5.27%(b)                                        03/02/07      100,000          99,985,361
------------------------------------------------------------------------------------------

                                                              PRINCIPAL
                                                               AMOUNT
                                                MATURITY        (000)           VALUE
------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-FULLY SUPPORTED BANK-(CONTINUED)

Lexington Parker Capital Co., LLC
 (Multi CEP's-Liberty Hampshire Co., LLC;
 agent)
 (Acquired 12/05/06;
 Cost $99,187,000)
 5.18%(b)                                        04/10/07     $100,000     $    99,424,445
------------------------------------------------------------------------------------------
 (Acquired 01/23/07;
 Cost $136,339,778)
 5.20%(b)                                        07/25/07      140,000         137,047,556
------------------------------------------------------------------------------------------
 (Acquired 01/10/07;
 Cost $122,843,125)
 5.22%(b)                                        05/11/07      125,000         123,713,125
------------------------------------------------------------------------------------------
Long Lane Master Trust IV
 Series A (CEP-Bank of America, N.A.)
 (Acquired 12/07/06;
 Cost $97,026,831)
 5.25%(b)                                        03/07/07       98,316          98,230,055
------------------------------------------------------------------------------------------
Variable Funding Capital Co. LLC
 (CEP-Wachovia Bank, N.A.)
 (Acquired 02/08/07;
 Cost $24,868,250)
 5.27%(b)                                        03/16/07       25,000          24,945,104
==========================================================================================
                                                                             1,176,027,552
==========================================================================================


ASSET-BACKED SECURITIES-MULTI-PURPOSE-2.75%


Amsterdam Funding Corp.
 (Acquired 11/07/06;
 Cost $48,736,111)
 5.20%(b)                                        05/01/07       50,000          49,559,444
------------------------------------------------------------------------------------------
 (Acquired 11/07/06;
 Cost $48,728,889)
 5.20%(b)                                        05/02/07       50,000          49,552,222
------------------------------------------------------------------------------------------
 (Acquired 11/07/06;
 Cost $48,721,667)
 5.20%(b)                                        05/03/07       50,000          49,545,000
------------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust

                                                              PRINCIPAL
                                                               AMOUNT
                                                MATURITY        (000)           VALUE
------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

Atlantic Asset Securitization LLC
 (Acquired 09/20/06;
 Cost $50,615,759)
 5.24%(b)                                        03/20/07     $ 51,984     $    51,840,373
------------------------------------------------------------------------------------------
 (Acquired 02/12/07;
 Cost $197,829,974)
 5.27%(b)                                        03/12/07      198,615         198,295,175
------------------------------------------------------------------------------------------
Sheffield Receivables Corp.
 (Acquired 01/30/07;
 Cost $149,319,292)
 5.27%(b)                                        03/02/07      150,000         149,978,042
==========================================================================================
                                                                               548,770,256
==========================================================================================



ASSET-BACKED SECURITIES-SECURITY INVESTMENT
 VEHICLES-15.83%


Aquifer Funding Ltd./LLC
 (Acquired 02/06/07;
 Cost $248,975,278)
 5.27%(b)                                        03/06/07      250,000         249,817,014
------------------------------------------------------------------------------------------
 (Acquired 02/07/07;
 Cost $199,180,222)
 5.27%(b)                                        03/07/07      200,000         199,824,333
------------------------------------------------------------------------------------------
Beta Finance Corp./Inc.
 (Acquired 10/20/06;
 Cost $30,168,425)
 5.22%(b)(c)                                     04/23/07       31,000          30,761,765
------------------------------------------------------------------------------------------
Grampian Funding Ltd./LLC
 (Acquired 12/13/06;
 Cost $14,614,777)
 5.17%(b)(c)                                     06/11/07       15,000          14,780,488
------------------------------------------------------------------------------------------
 (Acquired 12/08/06;
 Cost $122,173,455)
 5.19%(b)(c)                                     05/14/07      125,000         123,667,743
------------------------------------------------------------------------------------------
 (Acquired 11/20/06;
 Cost $98,225,917)
 5.24%(b)(c)                                     03/22/07      100,000          99,694,625
------------------------------------------------------------------------------------------
Grenadier Funding Ltd./Corp.
 (Acquired 02/08/07;
 Cost $100,011,860)
 5.25%(b)                                        05/08/07      101,327         100,322,174
------------------------------------------------------------------------------------------
 (Acquired 02/14/07;
 Cost $132,454,075)
 5.25%(b)                                        05/14/07      134,176         132,728,017
------------------------------------------------------------------------------------------
 (Acquired 02/06/07;
 Cost $135,076,828)
 5.26%(b)                                        04/25/07      136,634         135,535,994
------------------------------------------------------------------------------------------
Liberty Harbour CDO Ltd./Inc.
 (Acquired 02/01/07;
 Cost $98,932,375)
 5.27%(b)                                        04/16/07      100,000          99,327,250
------------------------------------------------------------------------------------------
 (Acquired 02/06/07;
 Cost $129,199,200)
 5.28%(b)                                        03/22/07      130,000         129,599,600
------------------------------------------------------------------------------------------

                                                              PRINCIPAL
                                                               AMOUNT
                                                MATURITY        (000)           VALUE
------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-SECURITY INVESTMENT
  VEHICLES-(CONTINUED)

Liberty Harbour II CDO Ltd./Inc.
 (Acquired 02/27/07;
 Cost $99,633,333)
 5.28%(b)                                        03/26/07     $100,000     $    99,633,333
------------------------------------------------------------------------------------------
 (Acquired 02/27/07;
 Cost $149,098,854)
 5.28%(b)                                        04/11/07      150,000         149,098,854
------------------------------------------------------------------------------------------
 (Acquired 02/27/07;
 Cost $149,076,000)
 5.28%(b)                                        04/12/07      150,000         149,076,000
------------------------------------------------------------------------------------------
 (Acquired 02/27/07;
 Cost $79,788,000)
 5.30%(b)                                        03/19/07       80,000          79,788,000
------------------------------------------------------------------------------------------
Scaldis Capital Ltd./LLC
 (Acquired 02/22/07;
 Cost $176,122,275)
 5.21%(b)(c)                                     07/25/07      180,000         176,200,350
------------------------------------------------------------------------------------------
Sigma Finance Inc.
 (Acquired 12/06/06;
 Cost $97,411,556)
 5.12%(b)(c)                                     06/06/07      100,000          98,620,445
------------------------------------------------------------------------------------------
 (Acquired 11/16/06;
 Cost $70,138,400)
 5.20%(b)(c)                                     05/14/07       72,000          71,230,400
------------------------------------------------------------------------------------------
Solitaire Funding Ltd./LLC
 (Acquired 01/03/07;
 Cost $98,688,750)
 5.25%(b)(c)                                     04/05/07      100,000          99,490,069
------------------------------------------------------------------------------------------
 (Acquired 01/22/07;
 Cost $197,348,361)
 5.25%(b)(c)                                     04/23/07      200,000         198,455,639
------------------------------------------------------------------------------------------
Tierra Alta Funding I, Ltd./Corp.
 (Acquired 02/08/07;
 Cost $149,231,458)
 5.27%(b)                                        03/15/07      150,000         149,692,583
------------------------------------------------------------------------------------------
 (Acquired 02/21/07;
 Cost $49,787,736)
 5.27%(b)                                        03/22/07       50,000          49,846,292
------------------------------------------------------------------------------------------
 (Acquired 02/07/07;
 Cost $75,365,266)
 5.28%(b)                                        03/01/07       75,609          75,609,000
------------------------------------------------------------------------------------------
 (Acquired 02/12/07;
 Cost $134,307,656)
 5.28%(b)                                        03/20/07      135,000         134,624,156
------------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust

                                                              PRINCIPAL
                                                               AMOUNT
                                                MATURITY        (000)           VALUE
------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-SECURITY INVESTMENT
  VEHICLES-(CONTINUED)

Zenith Funding Ltd./Corp.
 (Acquired 02/22/07;
 Cost $306,328,036)
 5.25%(b)                                        05/23/07     $310,238     $   306,482,828
==========================================================================================
                                                                             3,153,906,952
==========================================================================================


DIVERSIFIED BANKS-3.77%

CALYON North America Inc.
 5.23%(c)                                        03/14/07      100,000          99,811,229
------------------------------------------------------------------------------------------
 5.24%(c)                                        03/01/07      110,000         110,000,000
------------------------------------------------------------------------------------------
HBOS Treasury Services PLC
 5.20%(c)                                        07/23/07      150,000         146,883,000
------------------------------------------------------------------------------------------
 5.22%(c)                                        03/13/07      100,000          99,826,000
------------------------------------------------------------------------------------------
Societe Generale North America
 5.12%(c)                                        08/03/07      100,000          97,797,709
------------------------------------------------------------------------------------------
 5.18%(c)                                        06/13/07      200,000         197,007,111
==========================================================================================
                                                                               751,325,049
==========================================================================================


REGIONAL BANKS-2.18%

Bank of Ireland
 (Acquired 12/07/06;
 Cost $92,930,267)
 5.16%(b)(c)                                     05/08/07       95,000          94,074,067
------------------------------------------------------------------------------------------
 (Acquired 11/28/06;
 Cost $73,697,500)
 5.21%(b)(c)                                     03/30/07       75,000          74,685,229
------------------------------------------------------------------------------------------
Banque et Caisse d'Epargne de l'Etat
 (Acquired 02/02/07;
 Cost $19,910,272)
 5.21%(c)                                        03/05/07       20,000          19,988,422
------------------------------------------------------------------------------------------
Danske Corp.
 5.20%(c)                                        08/13/07      150,000         146,425,000
------------------------------------------------------------------------------------------
Northern Rock PLC
 (Acquired 11/07/06;
 Cost $98,251,667)
 5.25%(b)(c)                                     03/07/07      100,000          99,912,584
==========================================================================================
                                                                               435,085,302
==========================================================================================
 Total Commercial Paper (Cost $6,609,580,124)                                6,609,580,124
==========================================================================================


CERTIFICATES OF DEPOSIT-10.87%

Barclays Bank PLC (United Kingdom)
 5.13%(c)                                        03/26/07      100,000         100,000,000
------------------------------------------------------------------------------------------
 5.32%(c)                                        04/27/07      100,000         100,000,000
------------------------------------------------------------------------------------------
 5.34%(c)                                        05/08/07       99,000          99,000,000
------------------------------------------------------------------------------------------
Barclays Bank PLC 5.45%                          06/12/07      102,000         102,000,000
------------------------------------------------------------------------------------------
CALYON
 5.29%                                           03/06/07      150,000         150,000,000
------------------------------------------------------------------------------------------
 5.37%(d)                                        11/09/07      190,000         190,000,000
------------------------------------------------------------------------------------------

                                                              PRINCIPAL
                                                               AMOUNT
                                                MATURITY        (000)           VALUE
------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT-(CONTINUED)

CALYON (United Kingdom)
 5.35%(c)                                        05/07/07     $100,000     $   100,000,000
------------------------------------------------------------------------------------------
Credit Agricole S.A. (United Kingdom)
 5.36%(c)                                        04/23/07      185,000         185,000,000
------------------------------------------------------------------------------------------
Deutsche Bank
 5.35%                                           08/06/07      100,000         100,000,000
------------------------------------------------------------------------------------------
 5.40%                                           12/12/07      150,000         150,000,000
------------------------------------------------------------------------------------------
 5.40%                                           01/09/08       90,000          90,000,000
------------------------------------------------------------------------------------------
Deutsche Bank (United Kingdom)
 5.34%(c)                                        07/23/07      150,000         150,000,000
------------------------------------------------------------------------------------------
HBOS Treasury Services PLC
 5.20%                                           03/30/07      105,000         105,000,000
------------------------------------------------------------------------------------------
 5.31%                                           04/19/07       50,000          50,000,000
------------------------------------------------------------------------------------------
 5.32%                                           07/25/07       45,000          45,000,000
------------------------------------------------------------------------------------------
 5.42%                                           06/08/07      100,000         100,000,000
------------------------------------------------------------------------------------------
Lloyds TSB Bank PLC 5.30%                        10/09/07      100,000         100,000,000
------------------------------------------------------------------------------------------
Societe Generale S.A. (United Kingdom)
 5.26%(c)                                        04/20/07       50,000          50,000,000
------------------------------------------------------------------------------------------
 5.29%(c)                                        06/12/07      100,000         100,000,000
------------------------------------------------------------------------------------------
 5.30%(c)                                        10/09/07      100,000         100,000,000
==========================================================================================
 Total Certificates of Deposit (Cost
 $2,166,000,000)                                                             2,166,000,000
==========================================================================================

VARIABLE RATE DEMAND NOTES-8.60%(D)(E)

INSURED-1.94%(F)


Aerospace Corp.; Series 2006, Taxable Bonds
 (INS-Financial Guaranty Insurance Co.)
 5.31%(g)                                        06/01/36       25,000          25,000,000
------------------------------------------------------------------------------------------
Baptist Health System of South Florida;
 Series 1995 A Taxable RB (INS-MBIA Insurance
 Corp.)
 5.32%(g)                                        05/15/17       14,935          14,935,000
------------------------------------------------------------------------------------------
 Series 1995 B Taxable RB (INS-MBIA Insurance
 Corp.)
 5.32%(g)                                        05/15/25       18,900          18,900,000
------------------------------------------------------------------------------------------
California (State of) Housing Finance Agency;
 Series 1998 P Taxable Home Mortgage RB
 (INS-Financial Security Assurance Inc.)
 5.30%(g)                                        08/01/29       21,700          21,700,000
------------------------------------------------------------------------------------------
 Series 1998 T Taxable Home Mortgage RB
 (INS-Ambac Assurance Corp.)
 5.29%(g)                                        08/01/29        7,780           7,780,000
------------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust

                                                              PRINCIPAL
                                                               AMOUNT
                                                MATURITY        (000)           VALUE
------------------------------------------------------------------------------------------
INSURED-(CONTINUED)

Illinois (State of) Student Assistance
 Commission;
 Series 1998 B Taxable Student Loan RB
 (INS-MBIA Insurance Corp.) 5.31%(g)             09/01/32     $ 15,370     $    15,370,000
------------------------------------------------------------------------------------------
 Series 1999 B-II Taxable Student Loan RB
 (INS-MBIA Insurance Corp.)
 5.31%(g)                                        09/01/34        2,000           2,000,000
------------------------------------------------------------------------------------------
 Series 1999 B-III Taxable Student Loan RB
 (INS-MBIA Insurance Corp.)
 5.31%(g)                                        09/01/34        4,750           4,750,000
------------------------------------------------------------------------------------------
Loanstar Assets Partners II;
 Series 2001 Tranche 1 Taxable Student Loan
 RB (INS-MBIA Insurance Corp.) (Acquired
 11/14/02; Cost $25,000,000)
 5.31%(b)(g)                                     09/01/36       25,000          25,000,000
------------------------------------------------------------------------------------------
 Series 2002 Tranche 1 Taxable Student Loan
 RB (INS-MBIA Insurance Corp.) (Acquired
 08/02/04; Cost $60,000,000)
 5.31%(b)(g)                                     08/01/37       60,000          60,000,000
------------------------------------------------------------------------------------------
 Series 2002 Tranche 2 Taxable Student Loan
 RB (INS-MBIA Insurance Corp.) (Acquired
 08/02/04; Cost $40,000,000)
 5.31%(b)(g)                                     08/01/37       40,000          40,000,000
------------------------------------------------------------------------------------------
 Series 2002 Tranche 3 Taxable Student Loan
 RB (INS-MBIA Insurance Corp.) (Acquired
 08/02/04; Cost $50,000,000)
 5.31%(b)(g)                                     08/01/37       50,000          50,000,000
------------------------------------------------------------------------------------------
 Series 2002 Tranche 4 Taxable Student Loan
 RB (INS-MBIA Insurance Corp.) (Acquired
 08/02/04; Cost $50,000,000)
 5.31%(b)(g)                                     08/01/37       50,000          50,000,000
------------------------------------------------------------------------------------------
Minnesota (State of), Fairview Hospital and
 Healthcare Services; Series 1994 A, Taxable
 ACES (INS-MBIA Insurance Corp.)
 5.32%(g)                                        11/01/15        3,400           3,400,000
------------------------------------------------------------------------------------------
New Jersey (State of) Housing and Mortgage
 Finance Agency; Series 2006 B, Taxable RB
 (INS-Financial Security Assurance Inc.)
 5.30%(g)                                        05/01/28        9,145           9,145,000
------------------------------------------------------------------------------------------
North Carolina (State of) Education
 Assistance Authority; Series 2005 A-5,
 Taxable Student Loan RB (INS-Ambac Assurance
 Corp.) 5.30%(g)                                 09/01/35        6,500           6,500,000
------------------------------------------------------------------------------------------
North Miami (City of), Florida; Series 2002,
 Refunding Special Obligation Taxable RB
 (INS-Ambac Assurance Corp.)
 5.35%(g)                                        07/01/32       14,130          14,130,000
------------------------------------------------------------------------------------------

                                                              PRINCIPAL
                                                               AMOUNT
                                                MATURITY        (000)           VALUE
------------------------------------------------------------------------------------------
INSURED-(CONTINUED)

Omaha (City of) Nebraska; (Riverfront
 Redevelopment Project) Series 2002 B,
 Special Obligation Taxable RB (INS-Ambac
 Assurance Corp.)
 5.37%(g)                                        02/01/26     $ 10,235     $    10,235,000
------------------------------------------------------------------------------------------
Omaha (City of), Nebraska; Special Tax
 Redevelopment; Series 2002 B, Taxable RB
 (INS-Ambac Assurance Corp.)
 5.37%(g)                                        02/01/13        1,300           1,300,000
------------------------------------------------------------------------------------------
Orange (County of), California Board of
 Education (Esplanade Project); Series 2002,
 Taxable COP (INS-Financial Security
 Assurance Inc.)
 5.32%                                           06/01/32        6,700           6,700,000
==========================================================================================
                                                                               386,845,000
==========================================================================================

LETTER OF CREDIT ENHANCED-6.66%(H)

422 Capital LLC; Series 2004-A, Taxable Notes
 (LOC-Wachovia Bank, N.A.)
 5.32%(g)                                        12/01/44       11,650          11,650,000
------------------------------------------------------------------------------------------
989 Market Street LLC; Series 2006,
 Incremental Taxable Bonds (LOC-Wachovia
 Bank, N.A.)
 5.32%                                           03/01/26        7,600           7,600,000
------------------------------------------------------------------------------------------
Advocare of South Carolina Inc.; Series 1997,
 Taxable Bonds (LOC-Wachovia Bank, N.A.)
 5.32%                                           06/01/17        9,250           9,250,000
------------------------------------------------------------------------------------------
Alaska (State of), Four Dam Pool Agency;
 Series 2004 B, Refunding Taxable Electric RB
 (LOC-Dexia Group S.A.)
 5.35%(c)(g)                                     07/01/26        4,230           4,230,000
------------------------------------------------------------------------------------------
Albany (City of), New York Industrial
 Development Agency (Albany Medical Center
 Hospital); Series 2006 B, Taxable IDR
 (LOC-Citizens Bank of Pennsylvania, N.A.)
 5.32%(g)                                        05/01/35        2,470           2,470,000
------------------------------------------------------------------------------------------
Albuquerque (City of), New Mexico (KTech
 Corp. Project); Series 2002, RB, Taxable RB
 (LOC-Wells Fargo Bank, N.A.)
 5.40%(g)                                        08/01/25        1,900           1,900,000
------------------------------------------------------------------------------------------
American Association of Retired Persons;
 Series 2001, Taxable Floating Rate Notes
 (LOC-Bank of America, N.A.) 5.35%(g)            05/01/31       31,200          31,200,000
------------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust

                                                              PRINCIPAL
                                                               AMOUNT
                                                MATURITY        (000)           VALUE
------------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Atlanticare Health Services, Inc.; Series
 2003, Taxable Bonds (LOC-Wachovia Bank,
 N.A.)
 5.39%(g)                                        10/01/33     $ 16,800     $    16,800,000
------------------------------------------------------------------------------------------
Auburn (City of), Alabama Industrial
 Development Board; Series 2006 A, Refunding
 Taxable IDR (LOC-Allied Irish Banks PLC)
 5.32%(c)(g)                                     07/01/26        5,640           5,640,000
------------------------------------------------------------------------------------------
B. Braun Medical Inc.; Series 2000, Taxable
 Bonds (LOC-Citizens Bank of Pennsylvania,
 N.A.)
 5.39%                                           02/01/15       10,450          10,450,000
------------------------------------------------------------------------------------------
 5.39%(g)                                        02/01/15       18,515          18,515,000
------------------------------------------------------------------------------------------
Baltimore (County of), Maryland (Oak Crest
 Village Inc. Project); Series 1999 B,
 Taxable RB (LOC-Wachovia Bank, N.A.)
 5.33%(g)                                        01/01/15        6,840           6,840,000
------------------------------------------------------------------------------------------
Belk, Inc.; Series 1998, Taxable Bonds
 (LOC-Wachovia Bank, N.A.)
 5.39%                                           07/01/08       12,500          12,500,000
------------------------------------------------------------------------------------------
 5.39%(g)                                        07/01/08       24,600          24,600,000
------------------------------------------------------------------------------------------
Bernalillo (County of), New Mexico (Tempur
 Production USA, Inc. Project); Series 2005
 A, Taxable RB (LOC-Bank of America, N.A.)
 5.35%(g)                                        09/01/30       18,365          18,365,000
------------------------------------------------------------------------------------------
Bochasanwais Shree Akshar Purushottam
 Swaminarayan Sanstha Inc.; Series 2006,
 Taxable Bonds (LOC-Comerica Bank)
 5.37%                                           06/01/22        3,300           3,300,000
------------------------------------------------------------------------------------------
Boston (City of), Massachusetts Industrial
 Development Financing Authority (Fenway
 Community Health Center Project);
 Series 2006 B, Taxable RB (LOC-Fifth Third
 Bank)
 5.32%(g)                                        06/01/36       16,095          16,095,000
------------------------------------------------------------------------------------------
 Series 2006 C, Taxable RB (LOC-Fifth Third
 Bank)
 5.32%(g)                                        06/01/36        7,625           7,625,000
------------------------------------------------------------------------------------------
Brazos River Authority (TXU Energy Co. LLC
 Project); Series 2001 I, Taxable PCR
 (LOC-Wachovia Bank, N.A.) 5.33%(g)              12/01/36       46,790          46,790,000
------------------------------------------------------------------------------------------
California (State of), Biola University;
 Series 2004 A, Taxable RB (LOC-Allied Irish
 Banks PLC) 5.35%(c)(g)                          10/01/34       12,300          12,300,000
------------------------------------------------------------------------------------------
 Series 2004 B, Taxable RB (LOC-BNP Paribas)
 5.35%(c)(g)                                     10/01/34       12,300          12,300,000
------------------------------------------------------------------------------------------

                                                              PRINCIPAL
                                                               AMOUNT
                                                MATURITY        (000)           VALUE
------------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

California (State of), Access to Loans for
 Learning Student Loan Corp.;
 Series 2001-II-A-5, Taxable Student Loan
 Program RB (LOC-State Street Bank & Trust
 Co.)
 5.31%(g)                                        07/01/36     $ 43,400     $    43,400,000
------------------------------------------------------------------------------------------
 Series 2001-II-A-6, Taxable Student Loan
 Program RB (LOC-State Street Bank & Trust
 Co.)
 5.33%                                           07/01/36        2,900           2,900,000
------------------------------------------------------------------------------------------
Capital Markets Access Co. LC (Alabama
 Digestive Health, LLC Project); Series
 2005-C, Taxable Floating Rate Bonds
 (LOC-Wachovia Bank, N.A.) 5.39%                 06/01/32          502             501,310
------------------------------------------------------------------------------------------
Capital Markets Access Co. LC (Boynton
 Outpatient Center, LLC Project); Series
 2005-B, Taxable Floating Rate Bonds
 (LOC-Wachovia Bank, N.A.) 5.39%(g)              07/01/25        1,315           1,315,000
------------------------------------------------------------------------------------------
Capital Markets Access Co. LC (Delray
 Outpatient Properties, LLC Project); Series
 2005-A, Taxable Floating Rate Bonds
 (LOC-Wachovia Bank, N.A.) 5.39%                 07/01/25        8,385           8,385,000
------------------------------------------------------------------------------------------
Capital Markets Access Co. LC (Pinnacle
 Financial Project);
 Series 2007, Taxable Floating Rate Bonds
 (LOC-Wachovia Bank, N.A.) 5.39%                 02/01/32       10,000          10,000,000
------------------------------------------------------------------------------------------
Capital One Funding Corp.;
 Series 1999 F, Taxable Floating Rate Notes
 (LOC-JPMorgan Chase Bank, N.A.)
 5.36%(g)                                        12/02/19        7,791           7,791,000
------------------------------------------------------------------------------------------
 Series 2000 B, Taxable Floating Rate Notes
 (LOC-JPMorgan Chase Bank, N.A.)
 5.36%(g)                                        07/01/20        7,048           7,048,000
------------------------------------------------------------------------------------------
 Series 2000 C, Taxable Floating Rate Notes
 (LOC-JPMorgan Chase Bank, N.A.)
 5.36%(g)                                        09/01/20        6,330           6,330,000
------------------------------------------------------------------------------------------
 Series 2000 D, Taxable Floating Rate Notes
 (LOC-JPMorgan Chase Bank, N.A.)
 5.36%(g)                                        05/01/26        6,500           6,500,000
------------------------------------------------------------------------------------------
Central Michigan Inns Capital LLC; Series
 1998-A,
 Taxable Floating Rate Notes (LOC-Wachovia
 Bank, N.A.) 5.39%                               11/01/28        9,580           9,580,000
------------------------------------------------------------------------------------------
 Taxable Floating Rate Notes (LOC-Wachovia
 Bank, N.A.) 5.39%(g)                            11/01/28        1,995           1,995,000
------------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust

                                                              PRINCIPAL
                                                               AMOUNT
                                                MATURITY        (000)           VALUE
------------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Chatham Capital Corp.; Series 2000, Taxable
 Floating Rate Notes (LOC-JPMorgan Chase
 Bank, N.A.) 5.36%(g)                            07/01/20     $ 11,900     $    11,900,000
------------------------------------------------------------------------------------------
Chula Vista (City of), California (Teresina
 Apartments); Series 2006 A, Refunding
 Multi-Family Housing Taxable RB (LOC-Federal
 National Mortgage Association)
 5.32%(g)                                        05/15/36        8,970           8,970,000
------------------------------------------------------------------------------------------
Columbus (City of), Georgia Development
 Authority (Fairfield Inn & Suites Project);
 Series 2003, Taxable RB (LOC- Regions Bank)
 5.37%                                           08/01/23        3,300           3,300,000
------------------------------------------------------------------------------------------
Conair Corp.;
 Series 2002, Taxable Economic Development
 Bonds (LOC-Wachovia Bank, N.A.)
 5.32%(g)                                        09/01/12        6,595           6,595,000
------------------------------------------------------------------------------------------
Corp. Finance Managers Inc. Integrated Loan
 Program; Series B, PARTs (LOC-Wells Fargo
 Bank, N.A.) 5.40%(g)                            02/02/43          260             260,000
------------------------------------------------------------------------------------------
Danville-Pittsylvania (County of), Virginia
 Regional Industrial Facility Authority
 (Crane Creek Project);
 Series 2005, Taxable RB (LOC-Wachovia Bank,
 N.A.)
 5.39%                                           01/01/26        7,200           7,200,000
------------------------------------------------------------------------------------------
Detroit (City of), Economic Development Corp.
 (Waterfront Reclamation and Casino
 Development Project);
 Series 1999 A, Taxable RB (LOC-Deutsche Bank
 A.G.)
 5.37%(c)(g)                                     05/01/09       41,830          41,830,000
------------------------------------------------------------------------------------------
Dome Corp.;
 Series 1991, Taxable Floating Rate Notes
 (LOC-Wachovia Bank, N.A.) 5.39%                 08/31/16        9,900           9,900,000
------------------------------------------------------------------------------------------
Emerald Bay Club L.P.;
 Series 2004, Taxable Floating Rate Notes
 (LOC-Wachovia Bank, N.A.) 5.32%(g)              12/01/15        8,000           8,000,000
------------------------------------------------------------------------------------------
EPC Allentown, LLC;
 Series 2005, Taxable Floating Rate Bonds
 (LOC-Wachovia Bank, N.A.) 5.32%(g)              07/01/30        6,000           6,000,000
------------------------------------------------------------------------------------------
Florida Christian College, Inc.;
 Series 2006, Taxable RB (LOC-Fifth Third
 Bank)
 5.35%(g)                                        11/01/36        6,500           6,500,000
------------------------------------------------------------------------------------------

                                                              PRINCIPAL
                                                               AMOUNT
                                                MATURITY        (000)           VALUE
------------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Fun Entertainment LLC;
 Series 2005, Taxable Floating Rate Bonds
 (LOC-Wachovia Bank, N.A.) 5.32%(g)              01/01/25     $ 10,420     $    10,420,000
------------------------------------------------------------------------------------------
General Secretariat of the Organization of
 American States;
 Series 2001 A, Taxable (LOC-Bank of America,
 N.A.)
 5.35%(g)                                        03/01/33       17,505          17,505,000
------------------------------------------------------------------------------------------
Germain Properties of Columbus Inc., Germain
 Real Estate Co. LLC and Germain Motor Co.;
 Series 2001, Taxable Floating Rate Notes
 (LOC-JPMorgan Chase Bank, N.A.)
 5.40%                                           03/01/31       10,200          10,200,000
------------------------------------------------------------------------------------------
 5.40%(g)                                        03/01/31        7,480           7,480,000
------------------------------------------------------------------------------------------
Glendale (City of), Arizona Industrial
 Development Authority (Thunderbird, The
 Garvin School of International Management);
 Series 2005 B, Taxable Refunding RB
 (LOC-Bank of New York)
 5.35%(g)                                        07/01/35        6,300           6,300,000
------------------------------------------------------------------------------------------
Hunter's Ridge/Southpointe; Series 2005,
 Taxable Floating Rate Notes (LOC-Wachovia
 Bank, N.A.)
 5.32%(g)                                        06/01/25        6,350           6,350,000
------------------------------------------------------------------------------------------
Illinois (State of), Student Assistance
 Commission; Series 1997 B, Taxable Student
 Loan RB (LOC-JPMorgan Chase Bank, N.A.)
 5.31%(g)                                        09/01/31        7,800           7,800,000
------------------------------------------------------------------------------------------
JPV Capital LLC;
 Series 1999 A, Taxable Floating Rate Notes
 (LOC-Wells Fargo Bank, N.A.) 5.39%(g)           12/01/39       16,750          16,750,000
------------------------------------------------------------------------------------------
Lake Oswego (City of), Oregon Redevelopment
 Agency; Series 2005 B, Taxable TAN
 (LOC-Wells Fargo Bank, N.A.)
 5.40%(g)                                        06/01/20          380             380,000
------------------------------------------------------------------------------------------
Liberty (County of), Georgia Industrial
 Authority (Hugo Boss, USA, Inc. Project);
 Series 2002, Taxable RB (LOC-Wachovia Bank,
 N.A.)
 5.39%(g)                                        01/01/18        4,200           4,200,000
------------------------------------------------------------------------------------------
Loanstar Assets Partners L.P.; Series 2005 A,
 Taxable Student Loan RB (LOC-State Street
 Bank & Trust Co.) (Acquired 02/23/05; Cost
 $157,350,000)
 5.31%(b)(g)                                     02/01/41      157,350         157,350,000
------------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust

                                                              PRINCIPAL
                                                               AMOUNT
                                                MATURITY        (000)           VALUE
------------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Lone Tree (City of), Colorado Building
 Authority; Series 2007, Taxable COP
 (LOC-Wells Fargo Bank, N.A.)
 5.40%(g)                                        12/01/17     $  3,075     $     3,075,000
------------------------------------------------------------------------------------------
LP Pinewood SPV LLC; Series 2003, Taxable
 Floating Rate Notes (LOC-Wachovia Bank,
 N.A.)
 5.32%(g)                                        02/01/18       55,200          55,200,000
------------------------------------------------------------------------------------------
Luzerne (County of), Pennsylvania Industrial
 Development Authority (PennSummit Tubular
 LLC Project);
 Series 2006 B, Taxable RB (LOC-Wachovia
 Bank, N.A.)
 5.32%                                           02/01/21        2,705           2,705,000
------------------------------------------------------------------------------------------
M2 Phoenix 1222 LLC; Series 2006, Taxable
 Floating Rate Notes (LOC-Wachovia Bank,
 N.A.)
 5.33%(g)                                        07/01/35       22,000          22,000,000
------------------------------------------------------------------------------------------
Macatawa Capital Partners LLC (Profile
 Industrial Packaging Corp.); Series 2003 A,
 Taxable Floating Rate Notes (LOC-Fifth Third
 Bank)
 5.36%(g)                                        12/01/53        2,975           2,975,000
------------------------------------------------------------------------------------------
Madison (City of), Wisconsin Community
 Development Authority (Overture Development
 Corp.);
 Series 2001, Taxable Conv. RB (LOC-JPMorgan
 Chase Bank, N.A.; U.S. Bank, N.A.; M&I
 Marshall & Ilsley Bank)
 5.41%(g)                                        06/01/36       58,700          58,700,000
------------------------------------------------------------------------------------------
Massachusetts (State of), Development Finance
 Agency (Briarwood Retirement Community);
 Series 2004 B, Taxable RB (LOC-Comerica
 Bank)
 5.37%                                           01/01/35        8,625           8,625,000
------------------------------------------------------------------------------------------
Meharry Medical College;
 Series 2001, Unlimited Taxable GO (LOC-Bank
 of America, N.A.)
 5.35%(g)                                        08/01/16        9,315           9,315,000
------------------------------------------------------------------------------------------
Michigan (State of), Strategic Fund (Holland
 Home Obligated Group);
 Series 2005 B, Taxable Refunding Limited
 Obligation RB (LOC-Fifth Third Bank)
 5.35%                                           11/01/28        7,695           7,695,000
------------------------------------------------------------------------------------------
Mississippi (State of), Business Finance
 Corp. (Belk, Inc. Project); Series 2005,
 Taxable IDR (LOC-Wachovia Bank, N.A.)
 5.32%(g)                                        10/01/25       21,000          21,000,000
------------------------------------------------------------------------------------------
Mississippi (State of), Business Finance
 Corp. (Lextron-Visteon Leasing Project);
 Series 2003, Taxable IDR (LOC-JPMorgan Chase
 Bank, N.A.)
 5.33%(g)                                        12/01/27        7,330           7,330,000
------------------------------------------------------------------------------------------

                                                              PRINCIPAL
                                                               AMOUNT
                                                MATURITY        (000)           VALUE
------------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Mississippi (State of), Business Finance
 Corp. (Viking Range Corp. Project);
 Series 2000, Taxable IDR (LOC-Bank of
 America, N.A.)
 5.39%                                           06/01/15     $ 10,690     $    10,690,000
------------------------------------------------------------------------------------------
Net Magan Two LLC;
 Series 2006, Taxable Notes (LOC-Wachovia
 Bank, N.A.)
 5.32%(g)                                        04/01/26       15,200          15,200,000
------------------------------------------------------------------------------------------
New Jersey (State of), Economic Development
 Authority Thermal Energy Facilities (Marina
 Energy LLC-2001 Project); Series B, Taxable
 RB (LOC-Wachovia Bank, N.A.)
 5.32%(g)                                        09/01/21        7,700           7,700,000
------------------------------------------------------------------------------------------
New Jersey (State of), Young Men's Christian
 Association of Hunterdon County; Series
 2004, Taxable Floating Rate Notes
 (LOC-Wachovia Bank, N.A.)
 5.32%(g)                                        02/01/24        2,210           2,210,000
------------------------------------------------------------------------------------------
New York (State of), Housing Finance Agency;
 Series 2003 F, Taxable Service Contract
 Refunding RB (LOC-State Street Bank & Trust
 Co.)
 5.32%(g)                                        09/15/07        3,100           3,100,000
------------------------------------------------------------------------------------------
Northwest Arkansas Regional Airport
 Authority; Series 2004 A, Taxable Refunding
 RB (LOC-Regions Bank)
 5.35%(g)                                        02/01/21       16,000          16,000,000
------------------------------------------------------------------------------------------
Polk (County of), Florida Industrial
 Development Authority (GSG Investments
 Project);
 Series 2005 B, Taxable IDR (LOC-Wachovia
 Bank, N.A.)
 5.39%(g)                                        05/01/27        3,270           3,270,000
------------------------------------------------------------------------------------------
Porterfield Family Partners, L.P.;
 Series 2004, Taxable Floating Rate Notes
 (LOC-Wachovia Bank, N.A.)
 5.39%(g)                                        07/01/14        3,000           3,000,000
------------------------------------------------------------------------------------------
Prince George's (County of), Maryland
 (Collington Episcopal Life Care Community,
 Inc.);
 Series 2006 C, Taxable RB (LOC-LaSalle Bank,
 N.A.)
 5.35%(g)                                        04/01/15        6,660           6,660,000
------------------------------------------------------------------------------------------
Racetrac Capital, LLC;
 Series 2000, Taxable Floating Rate Bonds
 (LOC-Regions Bank)
 5.34%(g)                                        09/01/20       16,600          16,600,000
------------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust

                                                              PRINCIPAL
                                                               AMOUNT
                                                MATURITY        (000)           VALUE
------------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Ray, R.G. Corp.; Series 2000, Taxable
 Floating Rate Bonds (LOC-LaSalle Bank, N.A.)
 5.36%(g)                                        01/01/15     $  2,495     $     2,495,000
------------------------------------------------------------------------------------------
Richmond (City of), Redevelopment & Housing
 Authority (1995 Old Manchester Project);
 Series 1995 B, Taxable RB (LOC-Wachovia
 Bank, N.A.)
 5.40%(g)                                        12/01/25        1,590           1,590,000
------------------------------------------------------------------------------------------
Rockwood Quarry, LLC;
 Series 2002, Taxable Floating Rate Notes
 (LOC-Fifth Third Bank)
 5.35%(g)                                        12/01/22        4,500           4,500,000
------------------------------------------------------------------------------------------
Roman Catholic Diocese of Charlotte;
 Series 2002, Taxable Floating Rate Bonds
 (LOC-Wachovia Bank, N.A.)
 5.32%(g)                                        05/01/14       12,455          12,455,000
------------------------------------------------------------------------------------------
Roman Catholic Diocese of Raleigh;
 Series 2002 A Taxable RB (LOC-Bank of
 America, N.A.)
 5.37%                                           06/01/18        4,500           4,500,000
------------------------------------------------------------------------------------------
 5.37%(g)                                        06/01/18        1,300           1,300,000
------------------------------------------------------------------------------------------
Sabri Arac (The Quarry Lane School);
 Series 2005, Taxable Floating Rate Bonds
 (LOC-Bank of America, N.A.)
 5.35%(g)                                        10/01/35       19,500          19,500,000
------------------------------------------------------------------------------------------
Santa Rosa (City of), California (Rancheria
 Tachi Yokut Tribe);
 Series 2004, Taxable RB (LOC-JPMorgan Chase
 Bank, N.A.)
 5.40%(g)                                        09/01/19       36,560          36,560,000
------------------------------------------------------------------------------------------
Savannah College of Art and Design;
 Series 2004, Taxable RB (LOC-Bank of
 America, N.A.)
 5.35%(g)                                        04/01/24       22,968          22,968,000
------------------------------------------------------------------------------------------
Shepherd Capital LLC (Open Terrace);
 Series 2002 B, Taxable Floating Rate Notes
 (LOC-Wachovia Bank, N.A.)
 5.32%(g)                                        11/01/52        9,730           9,730,000
------------------------------------------------------------------------------------------
Shepherd Capital LLC (Hinman Affiliates);
 Series 2003 D, Taxable Floating Rate Notes
 (LOC-Fifth Third Bank)
 5.32%(g)                                        07/01/54       10,000          10,000,000
------------------------------------------------------------------------------------------
Shepherd Capital LLC (Trade Center);
 Series 2004 A, Taxable Floating Rate Notes
 (LOC-Federal Home Loan Bank of Indianapolis)
 5.32%(g)                                        10/01/53        5,660           5,660,000
------------------------------------------------------------------------------------------

                                                              PRINCIPAL
                                                               AMOUNT
                                                MATURITY        (000)           VALUE
------------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Sprenger Enterprises Inc.;
 Series 2005, Taxable Floating Rate Bonds
 (LOC-JPMorgan Chase Bank, N.A.)
 5.36%(g)                                        10/01/35     $ 18,200     $    18,200,000
------------------------------------------------------------------------------------------
Thomasville (City of), Georgia Payroll
 Development Authority (American Fresh Foods
 L.P.);
 Series 2005 B, Taxable RB (LOC-Wachovia
 Bank, N.A.)
 5.39%(g)                                        09/01/17        1,175           1,175,000
------------------------------------------------------------------------------------------
United Fuels, LLC;
 Series 2006, Taxable RB (LOC-Fifth Third
 Bank)
 5.35%(g)                                        01/01/31        4,710           4,710,000
------------------------------------------------------------------------------------------
University of Virginia Real Estate
 Foundation;
 Series 2001, Taxable RB (LOC-Wachovia Bank,
 N.A.)
 5.39%(g)                                        07/01/26       44,320          44,320,000
------------------------------------------------------------------------------------------
Utah (State of), Telecommunication Open
 Infrastructure Agency;
 Series 2004, Taxable RB (LOC-Bank of
 America, N.A.)
 5.35%(g)                                        07/15/26       39,400          39,400,000
------------------------------------------------------------------------------------------
 Series 2006, Taxable RB (LOC-Bank of
 America, N.A.)
 5.35%(g)                                        07/15/26       10,000          10,000,000
------------------------------------------------------------------------------------------
Wake Forest University;
 Series 1997, Taxable RB (LOC-Wachovia Bank,
 N.A.)
 5.32%(g)                                        07/01/17        3,400           3,400,000
------------------------------------------------------------------------------------------
West Michigan Heart Capital LLC;
 Series 2004 A, Taxable Floating Rate Notes
 (LOC-Fifth Third Bank)
 5.32%(g)                                        05/01/44        9,530           9,530,000
------------------------------------------------------------------------------------------
Westmoreland (County of), Pennsylvania
 Industrial Development Authority (Excela
 Health Project);
 Series 2005 D, Taxable Health System IDR
 (LOC-Wachovia Bank, N.A.)
 5.34%(g)                                        07/01/25        1,900           1,900,000
------------------------------------------------------------------------------------------
Wisconsin (State of), Heart
 Hospital LLC (The);
 Series 2003, Taxable RB (LOC-JPMorgan Chase
 Bank, N.A.)
 5.32%(g)                                        11/01/23       37,800          37,800,000
==========================================================================================
                                                                             1,326,098,310
==========================================================================================
 Total Variable Rate Demand Notes (Cost
 $1,712,943,310)                                                             1,712,943,310
==========================================================================================

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust

                                                              PRINCIPAL
                                                               AMOUNT
                                                MATURITY        (000)           VALUE
------------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES-6.88%

ASSET-BACKED SECURITIES-FULLY SUPPORTED
 BANK-1.40%


RACERS Trust;
 Series 2004-6-MM, Floating Rate Notes
 (CEP-Lehman Brothers Holdings Inc.)
 (Acquired 04/13/04; Cost $279,000,000)
 5.34%(b)(d)                                     08/22/07     $279,000     $   279,000,000
==========================================================================================



ASSET-BACKED SECURITIES-SECURITY INVESTMENT
 VEHICLES-2.76%


Sigma Finance Inc.,
 (Acquired 03/13/06;
 Cost $99,990,000)
 5.28%(b)(c)(d)                                  03/19/07      100,000          99,999,512
------------------------------------------------------------------------------------------
 (Acquired 11/28/06; Cost $150,000,000)
 5.28%(b)(c)                                     12/03/07      150,000         150,000,000
------------------------------------------------------------------------------------------
 (Acquired 01/04/07; Cost $100,000,000)
 5.32%(b)(c)(d)                                  01/15/08      100,000         100,000,000
------------------------------------------------------------------------------------------
 (Acquired 10/13/06; Cost $100,000,000)
 5.39%(b)(c)                                     10/17/07      100,000         100,000,000
------------------------------------------------------------------------------------------
 (Acquired 01/18/07; Cost $100,000,000)
 5.40%(b)(c)                                     01/22/08      100,000         100,000,000
==========================================================================================
                                                                               549,999,512
==========================================================================================


DIVERSIFIED BANKS-0.18%

Lothian Mortgages Master Issuer PLC;
 (United Kingdom) Series 2006-1A, Class A1,
 Floating Rate Bonds (Acquired 05/05/06; Cost
 $36,271,500) 5.29%(b)(c)(d)                     04/24/07       36,272          36,271,500
==========================================================================================


FULLY SUPPORTED MONOLINE-0.41%

Wachovia Asset Securitization Issuance LLC;
 Series 2004-HEMM1, Class A, Putable Floating
 Rate Bonds (Acquired 09/07/05; Cost
 $80,965,277) 5.31%(b)(d)(i)                     11/25/34       80,965          80,965,276
==========================================================================================


STRUCTURED-2.13%

Granite Master Issuer PLC; (United Kingdom)
 Series 2006-1A, Class A1 Floating Rate Bonds
 (Acquired 01/08/07; Cost $150,000,000)
 5.29%(b)(c)(d)                                  01/20/08      150,000         150,000,000
------------------------------------------------------------------------------------------
 Series 2006-3A, Class A4 Floating Rate Bonds
 5.30%(c)(d)                                     08/20/07       75,000          75,000,000
------------------------------------------------------------------------------------------

                                                              PRINCIPAL
                                                               AMOUNT
                                                MATURITY        (000)           VALUE
------------------------------------------------------------------------------------------
Paragon Mortgages PLC; (United Kingdom)
 Series 12A, Class A1, Floating Rate Bonds
 (Acquired 07/14/06; Cost $91,476,612)
 5.30%(b)(c)(d)                                  05/17/07     $ 91,477     $    91,476,612
------------------------------------------------------------------------------------------
Permanent Financing PLC;
 (United Kingdom) Series 9A, Class 1A,
 Floating Rate Bonds (Acquired 03/15/06; Cost
 $109,000,000)
 5.29%(b)(c)(d)                                  03/10/07      109,000         109,000,000
==========================================================================================
                                                                               425,476,612
==========================================================================================
 Total Asset-Backed Securities (Cost
 $1,371,712,900)                                                             1,371,712,900
==========================================================================================

MASTER NOTE AGREEMENT-4.80%(J)

Merrill Lynch Mortgage Capital, Inc.
 (Acquired 02/05/07; Cost $956,000,000)
 5.44%(b)(d)(g)                                  04/05/07      956,000         956,000,000
==========================================================================================

TIME DEPOSITS-4.61%

CALYON (Cayman Islands)
 5.33%(c)(g)                                     03/01/07       75,000          75,000,000
------------------------------------------------------------------------------------------
Canadian Imperial Bank of Commerce (Cayman
 Islands)
 5.44%(c)(g)                                     03/01/07      220,000         220,000,000
------------------------------------------------------------------------------------------
Danske Bank (United Kingdom)
 5.37%(c)(g)                                     03/01/07      406,000         406,000,000
------------------------------------------------------------------------------------------
Wells Fargo Bank, N.A. (Cayman Islands)
 5.25%(c)(g)                                     03/01/07      218,116         218,115,915
==========================================================================================
 Total Time Deposits (Cost $919,115,915)                                       919,115,915
==========================================================================================

MEDIUM-TERM NOTES-3.51%

Allstate Life Global Funding Floating Rate
 MTN
 5.31%(d)                                        03/27/08       50,000          50,000,000
------------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust

                                                              PRINCIPAL
                                                               AMOUNT
                                                MATURITY        (000)           VALUE
------------------------------------------------------------------------------------------
MEDIUM-TERM NOTES-(CONTINUED)

Allstate Life Global Funding II,
 Floating Rate MTN (Acquired 03/08/04;
 Cost $140,000,000)
 5.37%(b)(d)                                     03/07/08     $140,000     $   140,000,000
------------------------------------------------------------------------------------------
 (Acquired 11/18/03; Cost $130,000,000)
 5.40%(b)(d)                                     03/14/08      130,000         130,000,000
------------------------------------------------------------------------------------------
Credit Agricole S.A. Floating Rate MTN
 (Acquired 06/23/06; Cost $100,000,000)
 5.33%(b)(c)(d)                                  03/24/08      100,000         100,000,000
------------------------------------------------------------------------------------------
Metropolitan Life Global Funding I Floating
 Rate MTN (Acquired 08/20/03; Cost
 $90,000,000)
 5.41%(b)(d)                                     03/14/08       90,000          90,000,000
------------------------------------------------------------------------------------------
Royal Bank of Canada Floating Rate Yankee MTN
 5.37%(c)(d)                                     03/07/08      100,000         100,000,000
------------------------------------------------------------------------------------------
Royal Bank of Scotland PLC, Sr. Unsec.
 Floating Rate MTN (Acquired 04/14/05; Cost
 $60,000,000)
 5.31%(b)(c)(d)                                  03/20/08       60,000          60,000,000
------------------------------------------------------------------------------------------
Westpac Banking Corp. Floating Rate MTN
 (Acquired 01/23/07; Cost $30,001,500)
 5.30%(b)(c)(d)                                  03/05/08       30,000          30,001,469
==========================================================================================
 Total Medium-Term Notes (Cost $700,001,469)                                   700,001,469
==========================================================================================


FUNDING AGREEMENTS-2.32%

MetLife Insurance Co. of Connecticut,
 (Acquired 08/25/06; Cost $100,000,000)
 5.42%(b)(d)(k)                                  08/27/07      100,000         100,000,000
------------------------------------------------------------------------------------------
 (Acquired 11/21/06; Cost $110,000,000)
 5.42%(b)(d)(k)                                  11/21/07      110,000         110,000,000
------------------------------------------------------------------------------------------
New York Life Insurance Co. (Acquired
 04/05/06; Cost $253,000,000)
 5.42%(b)(d)(k)                                  04/05/07      253,000         253,000,000
==========================================================================================
 Total Funding Agreements (Cost $463,000,000)                                  463,000,000
==========================================================================================
TOTAL INVESTMENTS (excluding Repurchase
 Agreements)-74.75% (Cost $14,898,353,718)                                  14,898,353,718
__________________________________________________________________________________________
==========================================================================================



                                                REPURCHASE
                                                  AMOUNT           VALUE
-----------------------------------------------------------------------------
REPURCHASE AGREEMENTS-26.36%(L)

ABN AMRO Bank N.V., Agreement dated 02/28/07,
  maturing value $200,029,611 (collateralized
  by U.S. Government obligations valued at
  $204,000,000; 5.71%-6.00%,
  04/01/35-05/01/38)
  5.33%, 03/01/07                              $200,029,611   $   200,000,000
-----------------------------------------------------------------------------
ABN AMRO Bank N.V., Joint agreement dated
  02/28/07, aggregate maturing value
  $350,051,139 (collateralized by U.S.
  Government obligations valued at
  $357,000,198; 3.00%-8.75%,
  06/30/08-08/15/22)
  5.26%, 03/01/07                              289,915,095        289,872,741
-----------------------------------------------------------------------------
Banc of America Securities LLC, Joint
  agreement dated 02/28/07, aggregate
  maturing value $250,036,458 (collateralized
  by U.S. Government obligations valued at
  $255,000,937; 0%-3.38%, 11/15/08-10/15/09)
  5.25%, 03/01/07                                5,000,729          5,000,000
-----------------------------------------------------------------------------
Banc of America Securities LLC, Joint
  agreement dated 02/28/07, aggregate
  maturing value $500,073,889 (collateralized
  by U.S. Government obligations valued at
  $510,000,001;
  5.00%, 05/01/35)
  5.32%, 03/01/07                              325,048,028        325,000,000
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
                                                REPURCHASE
                                                  AMOUNT           VALUE
REPURCHASE AGREEMENTS-(CONTINUED)

Barclays Capital Inc., Joint agreement dated
  02/28/07, aggregate maturing value
  $300,043,917 (collateralized by U.S.
  Government obligations valued at
  $306,000,397; 0.88%, 04/15/10)
  5.27%, 03/01/07                              $55,008,051    $    55,000,000
-----------------------------------------------------------------------------
Barclays Capital Inc., Joint agreement dated
  02/28/07, aggregate maturing value
  $500,074,028 (collateralized by U.S.
  Government obligations valued at
  $510,000,001; 4.00%-6.50%,
  08/01/18-06/01/39)
  5.33%, 03/01/07                              236,332,793        236,297,808
-----------------------------------------------------------------------------
Barclays Capital Inc., Joint agreement dated
  02/28/07, aggregate maturing value
  $500,621,781 (collateralized by U.S.
  Government obligations valued at
  $510,559,749; 0%-6.15%, 07/25/07-08/15/19)
  5.31%, 03/01/07                              132,067,246        132,047,769
-----------------------------------------------------------------------------
Bear, Stearns & Co., Inc., Joint agreement
  dated 02/28/07, aggregate maturing value
  $300,044,167 (collateralized by U.S.
  Government obligations valued at
  $306,004,334; 5.00%-7.00%,
  04/01/14-03/01/37)
  5.30%, 03/01/07                              100,014,722        100,000,000
-----------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust

                                                REPURCHASE
                                                  AMOUNT           VALUE
-----------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

BNP Paribas, Joint agreement dated 02/28/07,
  aggregate maturing value $250,036,597
  (collateralized by U.S. Government
  obligations valued at $255,000,422;
  0%-3.50%, 04/19/07-07/15/13)
  5.27%, 03/01/07                              $ 5,000,732    $     5,000,000
-----------------------------------------------------------------------------
BNP Paribas Securities Corp., Joint agreement
  dated 02/28/07, aggregate maturing value
  $999,149,087 (collateralized by U.S.
  Government and Corporate obligations valued
  at $1,033,052,963; 0%-7.68%,
  12/15/19-01/20/47)
  5.37%, 03/01/07(c)                           796,148,013        796,029,217
-----------------------------------------------------------------------------
Citigroup Global Markets Inc., Joint
  agreement dated 02/28/07, aggregate
  maturing value $1,300,194,007
  (collateralized by Corporate obligations
  valued at $1,365,000,001; 0%-26.32%,
  07/15/18-09/20/51)
  5.37%, 03/01/07                              899,133,163        899,000,000
-----------------------------------------------------------------------------
Citigroup Global Markets Inc., Joint
  agreement dated 02/28/07, aggregate
  maturing value $250,036,597 (collateralized
  by U.S. Government obligations valued at
  $255,000,000; 0%-4.88%, 10/31/07-02/15/20)
  5.27%, 03/01/07                                5,000,732          5,000,000
-----------------------------------------------------------------------------
Credit Suisse Securities (USA) LLC, Joint
  agreement dated 02/28/07, aggregate
  maturing value $250,036,597 (collateralized
  by U.S. Government obligations valued at
  $255,001,137; 0%, 08/15/26-11/15/26)
  5.27%, 03/01/07                                5,000,732          5,000,000
-----------------------------------------------------------------------------
Deutsche Bank Securities Inc., Joint
  agreement dated 02/28/07, aggregate
  maturing value $250,036,597 (collateralized
  by U.S. Government obligations valued at
  $255,000,536; 2.00%-8.13%,
  07/15/14-08/15/19)
  5.27%, 03/01/07                                5,000,732          5,000,000
-----------------------------------------------------------------------------
Fortis Bank N.V./S.A., Joint agreement dated
  02/28/07, aggregate maturing value
  $1,000,148,958 (collateralized by Corporate
  obligations valued at $1,050,000,000;
  4.25%-6.00%, 09/25/33-12/03/51)
  5.36%, 03/01/07(c)                           830,123,635        830,000,000
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
                                                REPURCHASE
                                                  AMOUNT           VALUE
REPURCHASE AGREEMENTS-(CONTINUED)

Goldman, Sachs & Co., Agreement dated
  02/28/07, maturing value $250,037,014
  (collateralized by U.S. Government
  obligations valued at $255,000,000;
  6.00%-6.50%, 03/01/26-05/01/33)
  5.33%, 03/01/07                              $250,037,014   $   250,000,000
-----------------------------------------------------------------------------
Greenwich Capital Markets, Inc., Joint
  agreement dated 02/28/07, aggregate
  maturing value $800,118,667 (collateralized
  by U.S. Government obligations valued at
  $816,004,542; 0%-8.88%, 04/20/07-02/01/37)
  5.34%, 03/01/07                              660,790,570        660,692,567
-----------------------------------------------------------------------------
JPMorgan Securities Inc., Joint agreement
  dated 02/28/07, aggregate maturing value
  $250,036,528 (collateralized by U.S.
  Government obligations valued at
  $255,003,563; 0%-8.00%, 05/15/14-02/15/37)
  5.26%, 03/01/07                                5,000,731          5,000,000
-----------------------------------------------------------------------------
Morgan Stanley, Agreement dated 02/28/07,
  maturing value $250,036,944 (collateralized
  by U.S. Government obligations valued at
  $256,090,261; 4.50%-7.00%,
  09/01/19-01/01/37)
  5.32%, 03/01/07                              250,036,944        250,000,000
-----------------------------------------------------------------------------
Morgan Stanley, Joint agreement dated
  02/28/07, aggregate maturing value
  $250,036,528 (collateralized by U.S.
  Government obligations valued at
  $257,026,021; 3.50%-6.50%,
  11/15/09-02/15/10)
  5.26%, 03/01/07                                5,000,731          5,000,000
-----------------------------------------------------------------------------
Societe Generale S.A., Joint agreement dated
  02/28/07, aggregate maturing value
  $300,043,833 (collateralized by U.S.
  Government obligations valued at
  $306,000,194; 0%-13.25%, 07/26/07-02/15/36)
  5.26%, 03/01/07                               55,008,036         55,000,000
-----------------------------------------------------------------------------
UBS Securities LLC, Joint agreement dated
  02/28/07, aggregate maturing value
  $300,043,917 (collateralized by U.S.
  Government obligations valued at
  $306,003,404; 4.50%-7.50%,
  08/15/11-02/15/36)
  5.27%, 03/01/07                               55,008,051         55,000,000
-----------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust


                                                REPURCHASE
                                                  AMOUNT           VALUE
-----------------------------------------------------------------------------
Wachovia Capital Markets, LLC, Joint
  agreement dated 2/28/07, aggregate maturing
  value $300,044,833 (collateralized by
  Corporate obligations valued at
  $315,000,001; 4.12%-9.10%,
  10/20/18-08/15/48)
  5.38%, 03/01/07                              $85,615,033    $    85,602,240
=============================================================================
    Total Repurchase Agreements (Cost
      $5,254,542,342)                                           5,254,542,342
=============================================================================
TOTAL INVESTMENTS-101.11% (Cost
  $20,152,896,060)(m)(n)                                       20,152,896,060
=============================================================================
OTHER ASSETS LESS LIABILITIES-(1.11)%                            (221,993,453)
=============================================================================
NET ASSETS-100.00%                                            $19,930,902,607
_____________________________________________________________________________
=============================================================================

Investment Abbreviations:

ACES    - Automatically Convertible Extendable Security
CEP     - Credit Enhancement Provider
Conv.   - Convertible
COP     - Certificates of Participation
GO      - General Obligation Bonds
IDR     - Industrial Development Revenue Bonds
INS     - Insurer
LOC     - Letter of Credit
MTN     - Medium-Term Notes
PARTs   - Pooled Adjustable Rate Taxable Notes(SM)
PCR     - Pollution Control Revenue Bonds
RACERS  - Restructured Asset Certificates with Enhanced ReturnS(SM)
RB      - Revenue Bonds
Sr.     - Senior
TAN     - Tax Anticipation Notes
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at February 28, 2007 was $9,339,906,022, which represented 46.86% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows:
    United Kingdom: 17.8%; France: 7.1%; Belgium: 5.0%; other countries less than 5%: 7.9%.
(d) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2007.
(e) Demand security; payable upon demand by the Fund with usually no more than seven calendar days' notice.
(f) Principal and/or interest payments are secured by the bond insurance company listed.
(g) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(h) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(i) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months.
(j) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice based depending on the timing of the demand.
(k) Security considered to be illiquid. The Fund is limited to investing 10% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at February 28, 2007 was $463,000,000, which represented 2.32% of the Fund's Net Assets.
(l) Principal amount equals value at period end. See Note 11.
(m) Also represents cost for federal income tax purposes.
(n) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

                             ENTITIES                            PERCENTAGE
   ------------------------------------------------------------------------
   CALYON                                                            5.1%
   ________________________________________________________________________
   ========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

STIC PRIME PORTFOLIO

SCHEDULE OF INVESTMENTS

February 28, 2007
(Unaudited)

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)           VALUE
---------------------------------------------------------------------------------------
COMMERCIAL PAPER-66.83%(A)


ASSET-BACKED SECURITIES-COMMERCIAL
 LOANS/LEASES-3.96%


Fountain Square Commercial Funding Corp.
 (Acquired 01/29/07; Cost $39,650,000)
 5.25%(b)                                      03/30/07   $     40,000   $   39,830,833
---------------------------------------------------------------------------------------
 (Acquired 02/23/07; Cost $64,440,729)
 5.25%(b)                                      04/23/07         65,000       64,497,604
---------------------------------------------------------------------------------------
 (Acquired 01/08/07; Cost $69,406,789)
 5.26%(b)                                      03/07/07         70,000       69,938,634
---------------------------------------------------------------------------------------
 (Acquired 01/11/07; Cost $59,500,300)
 5.26%(b)                                      03/09/07         60,000       59,929,867
---------------------------------------------------------------------------------------
 (Acquired 01/11/07; Cost $29,737,000)
 5.26%(b)                                      03/12/07         30,000       29,951,783
---------------------------------------------------------------------------------------
 (Acquired 02/21/07; Cost $39,661,022)
 5.26%(b)                                      04/20/07         40,000       39,707,778
=======================================================================================
                                                                            303,856,499
=======================================================================================



ASSET-BACKED SECURITIES-CONSUMER RECEIVABLES-7.63%


Old Line Funding, LLC (Acquired 01/19/07;
 Cost $34,182,343)
 5.25%(b)                                      03/02/07         34,393       34,387,984
---------------------------------------------------------------------------------------
 (Acquired 01/19/07; Cost $55,638,461)
 5.25%(b)                                      03/05/07         56,006       55,973,330
---------------------------------------------------------------------------------------
 (Acquired 02/08/07; Cost $61,584,083)
 5.25%(b)                                      03/26/07         62,000       61,773,958
---------------------------------------------------------------------------------------
 (Acquired 02/22/07; Cost $40,980,177)
 5.25%(b)                                      04/10/07         41,263       41,022,299
---------------------------------------------------------------------------------------
 (Acquired 02/23/07; Cost $58,097,854)
 5.25%(b)                                      04/13/07         58,516       58,149,056
---------------------------------------------------------------------------------------
 (Acquired 02/23/07; Cost $41,323,502)
 5.26%(b)                                      04/02/07         41,554       41,359,897
---------------------------------------------------------------------------------------
 (Acquired 02/15/07; Cost $39,836,356)
 5.26%(b)                                      03/15/07         40,000       39,918,178
---------------------------------------------------------------------------------------
Thunder Bay Funding, LLC (Acquired 02/06/07;
 Cost $44,212,059)
 5.25%(b)                                      03/19/07         44,478       44,361,245
---------------------------------------------------------------------------------------
 (Acquired 02/07/07; Cost $54,003,922)
 5.26%(b)                                      04/03/07         54,441       54,178,753
---------------------------------------------------------------------------------------
 (Acquired 02/02/07; Cost $31,214,372)
 5.26%(b)                                      03/01/07         31,338       31,338,000
---------------------------------------------------------------------------------------
 (Acquired 02/08/07; Cost $30,001,641)
 5.26%(b)                                      03/13/07         30,147       30,094,142
---------------------------------------------------------------------------------------
 (Acquired 02/15/07; Cost $39,836,356)
 5.26%(b)                                      03/15/07         40,000       39,918,178
---------------------------------------------------------------------------------------
 (Acquired 02/07/07; Cost $52,330,152)
 5.26%(b)                                      03/26/07         52,692       52,499,528
=======================================================================================
                                                                            584,974,548
=======================================================================================

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)           VALUE
---------------------------------------------------------------------------------------


ASSET-BACKED SECURITIES-FULLY SUPPORTED
 BANK-10.43%


Govco Inc. (Multi CEP's-Government sponsored
 entities) (Acquired 01/29/07; Cost
 $49,737,250)
 5.26%(b)                                      03/06/07   $     50,000   $   49,963,507
---------------------------------------------------------------------------------------
Legacy Capital Co., LLC-Series A
 (Multi-CEP's-Liberty Hampshire Co., LLC;
 agent) (Acquired 02/13/07; Cost $49,802,375)
 5.27%(b)                                      03/12/07         50,000       49,919,486
---------------------------------------------------------------------------------------
Long Lane Master Trust IV-Series A (CEP-Bank
 of America, N.A.) (Acquired
 01/22/07-02/22/07; Cost $101,861,580)
 5.26%(b)                                      03/20/07        102,617      102,332,008
---------------------------------------------------------------------------------------
 (Acquired 02/23/07-02/26/07; Cost
 $149,363,208)
 5.27%(b)                                      03/27/07        150,000      149,429,083
---------------------------------------------------------------------------------------
Ticonderoga Funding LLC (CEP-Bank of America,
 N.A.) (Acquired 02/22/07; Cost $73,564,722)
 5.26%(b)                                      03/28/07         73,932       73,640,338
---------------------------------------------------------------------------------------

STIC PRIME PORTFOLIO

Short-Term Investments Trust

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)           VALUE
---------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-FULLY SUPPORTED
  BANK-(CONTINUED)

Variable Funding Capital Co. LLC
 (CEP-Wachovia Bank N.A.) (Acquired 01/25/07;
 Cost $149,081,250)
 5.25%(b)                                      03/08/07   $    150,000   $  149,846,875
---------------------------------------------------------------------------------------
 (Acquired 02/13/07; Cost $99,475,000)
 5.25%(b)                                      03/21/07        100,000       99,708,334
---------------------------------------------------------------------------------------
 (Acquired 02/05/07; Cost $49,671,875)
 5.25%(b)                                      03/22/07         50,000       49,846,875
---------------------------------------------------------------------------------------
 (Acquired 02/05/07; Cost $49,817,361)
 5.26%(b)                                      03/02/07         50,000       49,992,695
---------------------------------------------------------------------------------------
 (Acquired 02/08/07; Cost $24,868,250)
 5.27%(b)                                      03/16/07         25,000       24,945,104
=======================================================================================
                                                                            799,624,305
=======================================================================================



ASSET-BACKED SECURITIES-FULLY SUPPORTED
 MONOLINE-1.44%


Aquinas Funding LLC
 (CEP-MBIA Insurance Corp.) (Acquired
 02/20/07-02/21/07; Cost $110,004,848)
 5.27%(b)                                      03/23/07        110,497      110,141,476
=======================================================================================



ASSET-BACKED SECURITIES-
 MULTI-PURPOSE-24.08%


Atlantic Asset Securitization LLC (Acquired
 02/07/07; Cost $40,002,371)
 5.26%(b)                                      04/05/07         40,338       40,131,912
---------------------------------------------------------------------------------------
 (Acquired 02/06/07; Cost $22,260,714)
 5.26%(b)                                      03/16/07         22,385       22,335,940
---------------------------------------------------------------------------------------
 (Acquired 02/26/07; Cost $53,201,475)
 5.26%(b)                                      04/27/07         53,672       53,225,001
---------------------------------------------------------------------------------------
 (Acquired 02/15/07; Cost $49,583,188)
 5.27%(b)                                      04/13/07         50,000       49,685,562
---------------------------------------------------------------------------------------
Barton Capital LLC
 (Acquired 01/18/07; Cost $94,321,146)
 5.25%(b)                                      03/08/07         95,000       94,903,021
---------------------------------------------------------------------------------------
 (Acquired 02/09/07; Cost $99,547,917)
 5.25%(b)                                      03/12/07        100,000       99,839,583
---------------------------------------------------------------------------------------
 (Acquired 02/22/07; Cost $50,695,062)
 5.25%(b)                                      04/04/07         51,000       50,747,125
---------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)           VALUE
---------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-
  MULTI-PURPOSE-(CONTINUED)

Chariot Funding LLC/Ltd. (Acquired 01/10/07;
 Cost $101,020,248)
 5.25%(b)                                      03/09/07   $    101,882   $  101,763,138
---------------------------------------------------------------------------------------
 (Acquired 02/21/07; Cost $19,862,656)
 5.26%(b)                                      04/09/07         20,000       19,886,033
---------------------------------------------------------------------------------------
Charta LLC (Acquired 01/23/07; Cost
 $79,323,333)
 5.25%(b)                                      03/22/07         80,000       79,755,000
---------------------------------------------------------------------------------------
 (Acquired 02/01/07; Cost $49,612,806)
 5.26%(b)                                      03/26/07         50,000       49,817,361
---------------------------------------------------------------------------------------
 (Acquired 02/01/07; Cost $90,381,221)
 5.26%(b)                                      03/27/07         91,100       90,753,921
---------------------------------------------------------------------------------------
Clipper Receivables Co., LLC
 5.26%                                         03/06/07         50,000       49,963,507
---------------------------------------------------------------------------------------
CRC Funding LLC
 (Acquired 01/23/07; Cost $49,569,792)
 5.25%(b)                                      03/23/07         50,000       49,839,583
---------------------------------------------------------------------------------------
 (Acquired 01/30/07; Cost $99,371,722)
 5.26%(b)                                      03/14/07        100,000       99,810,055
---------------------------------------------------------------------------------------
 (Acquired 01/29/07; Cost $59,596,733)
 5.26%(b)                                      03/16/07         60,000       59,868,500
---------------------------------------------------------------------------------------
 (Acquired 02/21/07; Cost $61,637,467)
 5.27%(b)                                      03/22/07         61,900       61,709,890
---------------------------------------------------------------------------------------
Fairway Finance Co., LLC (Acquired 02/07/07;
 Cost $111,700,746)
 5.26%(b)                                      03/29/07        112,522      112,062,098
---------------------------------------------------------------------------------------
 (Acquired 02/01/07;
 Cost $49,795,444)
 5.26%(b)                                      03/01/07         50,000       50,000,000
---------------------------------------------------------------------------------------
Falcon Asset Securitization Corp. (Acquired
 02/06/07; Cost $60,004,255)
 5.25%(b)                                      03/28/07         60,445       60,206,998
---------------------------------------------------------------------------------------
 (Acquired 02/06/07; Cost $50,009,940)
 5.26%(b)                                      03/14/07         50,267       50,171,521
---------------------------------------------------------------------------------------
 (Acquired 02/20/07; Cost $38,846,145)
 5.26%(b)                                      03/19/07         39,000       38,897,430
---------------------------------------------------------------------------------------

STIC PRIME PORTFOLIO

Short-Term Investments Trust

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)           VALUE
---------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-
  MULTI-PURPOSE-(CONTINUED)

Ranger Funding Co., LLC (Acquired 02/23/07;
 Cost $148,862,500)
 5.25%(b)                                      04/16/07   $    150,000   $  148,993,750
---------------------------------------------------------------------------------------
 (Acquired 02/01/07; Cost $73,005,005)
 5.26%(b)                                      03/19/07         73,499       73,305,698
---------------------------------------------------------------------------------------
 (Acquired 02/20/07; Cost $49,795,250)
 5.27%(b)                                      03/20/07         50,000       49,861,062
---------------------------------------------------------------------------------------
Sheffield Receivables Corp. (Acquired
 02/07/07; Cost $149,254,833)
 5.26%(b)                                      03/13/07        150,000      149,737,000
---------------------------------------------------------------------------------------
Yorktown Capital, LLC
 5.26%                                         03/15/07         38,827       38,747,577
=======================================================================================
                                                                          1,846,018,266
=======================================================================================



ASSET-BACKED SECURITIES-SECURITY INVESTMENT
 VEHICLES-12.54%


Aquifer Funding Ltd./LLC (Acquired 02/06/07;
 Cost $99,590,111)
 5.27%(b)                                      03/06/07        100,000       99,926,805
---------------------------------------------------------------------------------------
 (Acquired 02/07/07; Cost $74,692,583)
 5.27%(b)                                      03/07/07         75,000       74,934,125
---------------------------------------------------------------------------------------
Grenadier Funding, Ltd./Corp. (Acquired
 02/08/07; Cost $41,534,017)
 5.26%(b)                                      04/09/07         41,901       41,662,461
---------------------------------------------------------------------------------------
Klio II Funding, Ltd./Corp. (Acquired
 01/29/07; Cost $99,940,733)
 5.28%(b)                                      03/02/07        100,412      100,397,273
---------------------------------------------------------------------------------------
 (Acquired 02/14/07-02/16/07; Cost
 $109,965,039)
 5.28%(b)                                      03/16/07        110,427      110,184,269
---------------------------------------------------------------------------------------
 (Acquired 02/27/07; Cost $34,094,664)
 5.28%(b)                                      03/21/07         34,200       34,099,680
---------------------------------------------------------------------------------------
Liberty Harbour II CDO Ltd./Inc. (Acquired
 02/27/07; Cost $134,188,969)
 5.28%(b)                                      04/11/07        135,000      134,188,969
---------------------------------------------------------------------------------------
 (Acquired 02/27/07; Cost $74,538,000)
 5.28%(b)                                      04/12/07         75,000       74,538,000
---------------------------------------------------------------------------------------
Newport Funding Corp. (CEP-MBIA Insurance
 Corp.) (Acquired 02/26/07; Cost $24,835,625)
 5.26%(b)                                      04/12/07         25,000       24,846,583
---------------------------------------------------------------------------------------
 (Acquired 02/13/07; Cost $49,787,736)
 5.27%(b)                                      03/14/07         50,000       49,904,847
---------------------------------------------------------------------------------------
 (Acquired 01/30/07; Cost $24,838,972)
 5.27%(b)                                      03/15/07         25,000       24,948,764
---------------------------------------------------------------------------------------
 (Acquired 01/31/07; Cost $49,641,347)
 5.27%(b)                                      03/21/07         50,000       49,853,611
---------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)           VALUE
---------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-SECURITY INVESTMENT
  VEHICLES-(CONTINUED)

Perry Global Funding, Ltd./LLC-Series A
 (Acquired 02/07/07; Cost $30,533,639)
 5.25%(b)                                      04/02/07   $     30,776   $   30,632,379
---------------------------------------------------------------------------------------
 (Acquired 02/13/07; Cost $56,064,170)
 5.26%(b)                                      03/15/07         56,311       56,195,813
---------------------------------------------------------------------------------------
Tierra Alta Funding I, Ltd./Corp. (Acquired
 02/15/07; Cost $19,897,528)
 5.27%(b)                                      03/22/07         20,000       19,938,517
---------------------------------------------------------------------------------------
 (Acquired 01/23/07; Cost $35,407,538)
 5.28%(b)                                      03/07/07         35,627       35,595,648
=======================================================================================
                                                                            961,847,744
=======================================================================================


ASSET-BACKED SECURITIES-TRADE
 RECEIVABLES-3.49%


CAFCO, LLC
 (Acquired 01/24/07; Cost $24,828,646)
 5.25%(b)                                      03/12/07         25,000       24,959,896
---------------------------------------------------------------------------------------
 (Acquired 02/06/07; Cost $48,764,596)
 5.25%(b)                                      03/29/07         49,130       48,929,386
---------------------------------------------------------------------------------------
 (Acquired 01/16/07; Cost $99,357,111)
 5.26%(b)                                      03/01/07        100,000      100,000,000
---------------------------------------------------------------------------------------
 (Acquired 02/27/07; Cost $49,295,621)
 5.26%(b)                                      04/10/07         49,600       49,310,116
---------------------------------------------------------------------------------------
Ciesco, LLC (Acquired 02/05/07; Cost
 $44,665,313)
 5.25%(b)                                      03/28/07         45,000       44,822,812
=======================================================================================
                                                                            268,022,210
=======================================================================================

STIC PRIME PORTFOLIO

Short-Term Investments Trust

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)           VALUE
---------------------------------------------------------------------------------------


DIVERSIFIED BANKS-3.26%


Citigroup Funding Inc.
 5.27%                                         03/05/07   $    150,000   $  149,912,250
---------------------------------------------------------------------------------------
 5.27%                                         03/07/07        100,000       99,912,250
=======================================================================================
                                                                            249,824,500
=======================================================================================
 Total Commercial Paper (Cost $5,124,309,548)                             5,124,309,548
=======================================================================================
MASTER NOTE AGREEMENTS-8.19%


Lehman Brothers Inc. (Acquired 01/10/07; Cost
 $228,000,000)
 5.42%(b)(c)(d)(e)                                  --         228,000      228,000,000
---------------------------------------------------------------------------------------
Merrill Lynch Mortgage Capital, Inc.
 (Acquired 02/05/07; Cost $400,000,000)
 5.44%(b)(c)(d)                                04/05/07        400,000      400,000,000
=======================================================================================
 Total Master Note Agreements (Cost
 $628,000,000)                                                              628,000,000
=======================================================================================
U.S. GOVERNMENT AGENCY SECURITIES-0.87%


FEDERAL HOME LOAN BANK (FHLB)-0.87%


Unsec. Disc. Notes, 5.14%(a)(c) (Cost
 $66,200,000)                                  03/01/07         66,200       66,200,000
=======================================================================================
TOTAL INVESTMENTS
 (excluding Repurchase
 Agreements)-75.89%
 (Cost $5,818,509,548)                                                    5,818,509,548
=======================================================================================


                                                REPURCHASE
                                                  AMOUNT

REPURCHASE AGREEMENTS-27.21%(F)

ABN AMRO Bank N.V., Joint agreement dated
 02/28/07, aggregate maturing value
 $250,036,875 (collateralized by U.S.
 Government obligations valued at
 $255,000,272; 3.60%-6.00%,
 03/15/07-09/17/18)
 5.31%, 03/01/07                                105,015,488      105,000,000
-----------------------------------------------------------------------------
Banc of America Securities LLC, Joint
 agreement dated 02/28/07, aggregate maturing
 value $500,073,889 (collateralized by U.S.
 Government obligations valued at
 $510,000,001; 5.00%, 05/01/35)
 5.32%, 03/01/07                                 21,962,284       21,959,039
-----------------------------------------------------------------------------
Barclays Capital Inc., Joint agreement dated
 02/28/07, aggregate maturing value
 $500,074,028 (collateralized by U.S.
 Government obligations valued at
 $510,000,001; 4.00%-6.50%,
 08/01/18-06/01/39)
 5.33%, 03/01/07                                263,741,235      263,702,192
-----------------------------------------------------------------------------
Bear, Stearns & Co., Inc., Joint agreement
 dated 02/28/07, aggregate maturing value
 $300,044,167 (collateralized by U.S.
 Government obligations valued at
 $306,004,334; 5.00%-7.00%,
 04/01/14-03/01/37)
 5.30%, 03/01/07                               $200,029,444   $  200,000,000
-----------------------------------------------------------------------------
BNP Paribas Securities Corp., Joint agreement
 dated 02/28/07, aggregate maturing value
 $250,036,944 (collateralized by U.S.
 Government obligations valued at
 $255,000,405; 0%-4.72%, 04/18/07-03/15/10)
 5.32%, 03/01/07                                104,015,369      104,000,000
-----------------------------------------------------------------------------
Credit Suisse Securities (USA) LLC, Joint
 agreement dated 02/28/07, aggregate maturing
 value $250,036,944 (collateralized by U.S.
 Government obligations valued at
 $255,004,725; 0%, 11/30/07-06/17/33)
 5.32%, 03/01/07                                105,015,517      105,000,000
-----------------------------------------------------------------------------
Fortis Bank N.V./S.A., Joint agreement dated
 02/28/07, aggregate maturing value
 $200,029,611 (collateralized by U.S.
 Government obligations valued at
 $204,000,000; 2.88%-5.00%,
 09/14/07-11/01/19)
 5.33%, 03/01/07                                145,021,468      145,000,000
-----------------------------------------------------------------------------
Fortis Securities LLC, Joint agreement dated
 02/28/07, aggregate maturing value
 $275,040,639 (collateralized by U.S.
 Government obligations valued at
 $280,500,287; 0%-4.00%, 03/15/07-02/15/15)
 5.32%, 03/01/07                                129,019,063      129,000,000
-----------------------------------------------------------------------------
Goldman, Sachs & Co., Joint agreement dated
 02/28/07, aggregate maturing value
 $250,036,944 (collateralized by U.S.
 Government obligations valued at
 $255,000,043; 3.15%-6.25%,
 12/14/07-07/28/23)
 5.32%, 03/01/07                                104,015,369      104,000,000
-----------------------------------------------------------------------------
Morgan Stanley, Joint agreement dated
 02/28/07, aggregate maturing value
 $250,036,806 (collateralized by U.S.
 Government obligations valued at
 $257,623,762; 0%-7.13%, 04/05/07-04/01/56)
 5.30%, 03/01/07                                104,015,311      104,000,000
-----------------------------------------------------------------------------
Societe Generale S.A., Agreement dated
 02/28/07, (collateralized by U.S. Government
 obligations valued at $306,000,000;
 0%-6.84%, 01/15/08-12/01/36)
 5.33%, 03/01/07                                300,044,417      300,000,000
-----------------------------------------------------------------------------
UBS Securities LLC, Agreement dated 02/28/07,
 (collateralized by U.S. Government
 obligations valued at $255,002,643;
 5.00%-7.00%, 08/01/29-11/01/35) 5.33%,
 03/01/07                                       250,037,014      250,000,000
-----------------------------------------------------------------------------

STIC PRIME PORTFOLIO

Short-Term Investments Trust

                                                REPURCHASE
                                                  AMOUNT           VALUE
-----------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

UBS Securities LLC, Joint agreement dated
 02/28/07, aggregate maturing value
 $150,022,167 (collateralized by U.S.
 Government obligations valued at
 $153,001,380; 0%, 07/15/20-04/15/30) 5.32%,
 03/01/07                                      $  5,000,739   $    5,000,000
-----------------------------------------------------------------------------
Wachovia Bank, N.A., Agreement dated
 02/28/07, (collateralized by U.S. Government
 obligations valued at $255,000,001;
 4.50%-7.65%, 10/15/09-12/15/45) 5.33%,
 03/01/07                                       250,037,014      250,000,000
=============================================================================
 Total Repurchase Agreements (Cost
 $2,086,661,231)                                               2,086,661,231
=============================================================================
TOTAL INVESTMENTS-103.10% (Cost
 $7,905,170,779)(g)(h)                                         7,905,170,779
=============================================================================
OTHER ASSETS LESS LIABILITIES-(3.10)%                           (237,649,750)
=============================================================================
NET ASSETS-100.00%                                            $7,667,521,029
_____________________________________________________________________________
=============================================================================


Investment Abbreviations:

CEP     - Credit Enhancement Provider
Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at February 28, 2007 was $5,413,773,964, which represented 70.61% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(d) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice depending upon the timing of the demand. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on February 28, 2007.
(e) Open master note agreement with no specified maturity date. Either party may terminate the agreement upon thirty days prior written notice provided the last maturing advances under the note is paid in full, whether at maturity or on demand.
(f) Principal amount equals value at period end. See Note 11.
(g) Also represents cost for federal income tax purposes.
(h) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

      ENTITIES                                                          PERCENTAGE
      ----------------------------------------------------------------------------
      Merrill Lynch & Co.                                                  5.2%
       ___________________________________________________________________________
      ============================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

TREASURY PORTFOLIO

SCHEDULE OF INVESTMENTS

February 28, 2007
(Unaudited)


                       PRINCIPAL
                        AMOUNT
            MATURITY     (000)          VALUE
--------------------------------------------------
U.S. TREASURY
SECURITIES-21.35%
U.S.
  TREASURY
  BILLS-21.35%(A)
4.84%       04/05/07   $100,000    $    99,528,958
--------------------------------------------------
4.92%       04/05/07    100,000         99,522,153
--------------------------------------------------
4.94%       04/12/07    100,000         99,423,667
--------------------------------------------------
4.88%       05/17/07    150,000        148,435,617
--------------------------------------------------
4.87%       05/24/07    100,000         98,864,600
--------------------------------------------------
4.86%       05/31/07    100,000         98,771,247
--------------------------------------------------
4.87%       06/14/07    100,000         98,580,750
--------------------------------------------------
4.88%       06/14/07    100,000         98,576,666
--------------------------------------------------
4.87%       06/21/07    100,000         98,483,333
--------------------------------------------------
4.91%       07/05/07    100,000         98,283,250
--------------------------------------------------
4.92%       07/12/07    100,000         98,183,442
==================================================
    Total
      U.S.
  Treasury
Securities
     (Cost
     $1,136,653,683)                 1,136,653,683
==================================================
TOTAL
INVESTMENTS
 (excluding
Repurchase
Agreements)-21.35%
  (Cost
  $1,136,653,683)                    1,136,653,683
==================================================

                                                REPURCHASE
                                                  AMOUNT
REPURCHASE AGREEMENTS-79.06%(B)

ABN AMRO Bank N.V., Joint agreement dated
  02/28/07, aggregate maturing value
  $350,051,139 (collateralized by U.S.
  Treasury obligations valued at
  $357,000,198; 3.00%-8.75%,
  06/30/08-08/15/22) 5.26%, 03/01/07            60,136,044        60,127,259
----------------------------------------------------------------------------
Banc of America Securities LLC, Joint
  agreement dated 02/28/07, aggregate
  maturing value $250,036,458 (collateralized
  by U.S. Treasury obligations valued at
  $255,000,937; 3.38%, 11/15/08-10/15/09)
  5.25%, 03/01/07                              245,035,729       245,000,000
----------------------------------------------------------------------------
Barclays Capital Inc., Joint agreement dated
  02/28/07, aggregate maturing value
  $300,043,917 (collateralized by U.S.
  Treasury obligations valued at
  $306,000,397; 0.88%, 04/15/10) 5.27%,
  03/01/07                                     245,035,865       245,000,000
----------------------------------------------------------------------------
Bear, Stearns & Co., Inc., Open agreement,
  with no specific maturity date
  (collateralized by U.S. Treasury
  obligations valued at $102,187,338;
  0%-7.00%, 04/30/07-03/01/37)
  5.32%(c)                                              --       100,000,000
----------------------------------------------------------------------------

----------------------------------------------------------------------------
                                                REPURCHASE
                                                  AMOUNT          VALUE
REPURCHASE AGREEMENTS-(CONTINUED)

BNP Paribas Securities Corp., Joint agreement
  dated 02/28/07, aggregate maturing value
  $250,036,597 (collateralized by U.S.
  Treasury obligations valued at
  $255,000,422; 0%-3.50%, 04/19/07-07/15/13)
  5.27%, 03/01/07                              $245,035,865   $  245,000,000
----------------------------------------------------------------------------
CIBC World Markets Inc., Agreement dated
  02/28/07, (collateralized by U.S. Treasury
  obligations valued at $102,179,387;
  3.63%-4.50%, 09/30/11-05/15/13) 5.27%,
  03/01/07                                     100,014,639       100,000,000
----------------------------------------------------------------------------
Citigroup Global Markets Inc., Joint
  agreement dated 02/28/07, aggregate
  maturing value $250,036,597 (collateralized
  by U.S. Treasury obligations valued at
  $255,000,000; 0%-4.88%; 10/31/07-02/15/20)
  5.27%, 03/01/07                              245,035,865       245,000,000
----------------------------------------------------------------------------
Credit Suisse Securities (USA) LLC, Joint
  agreement dated 02/28/07, aggregate
  maturing value $250,036,597 (collateralized
  by U.S. Treasury obligations valued at
  $255,001,137; 0%, 08/15/26-11/15/26)
  5.27%, 03/01/07                              245,035,865       245,000,000
----------------------------------------------------------------------------
Deutsche Bank Securities Inc., Joint
  agreement dated 02/28/07, aggregate
  maturity value $250,036,597 (collateralized
  by U.S. Treasury obligations value at
  $255,000,536; 2.00-8.13%,
  07/15/14-08/15/19)
  5.27%, 03/01/07                              245,035,865       245,000,000
----------------------------------------------------------------------------
Fortis Securities LLC, Agreement dated
  02/28/07, (collateralized by U.S. Treasury
  obligations valued at $510,000,439;
  2.75%-8.75%, 04/30/07-02/15/36) 5.27%,
  03/01/07                                     500,073,194       500,000,000
----------------------------------------------------------------------------
Greenwich Capital Markets, Inc., Agreement
  dated 02/28/07, (collateralized by U.S.
  Treasury obligations valued at
  $510,004,487; 4.63%, 11/30/08-02/29/12)
  5.27%, 03/01/07                              500,073,194       500,000,000
----------------------------------------------------------------------------
JPMorgan Securities Inc., Joint agreement
  dated 02/28/07, aggregate maturing value
  $250,036,528 (collateralized by U.S.
  Treasury obligations valued at
  $255,003,563; 0%-8.00%,
  05/15/14-02/15/37)
  5.26%, 03/01/07                              245,035,797       245,000,000
----------------------------------------------------------------------------

TREASURY PORTFOLIO

Short-Term Investments Trust

                                                REPURCHASE
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Merrill Lynch Government Securities, Inc.,
  Agreement dated 02/28/07, (collateralized
  by U.S. Treasury obligations valued at
  $510,000,274; 0%, 05/15/07-11/15/26) 5.27%,
  03/01/07                                     $500,073,194   $  500,000,000
----------------------------------------------------------------------------
Morgan Stanley, Joint agreement dated
  02/28/07, aggregate maturing value
  $250,036,528 (collateralized by U.S.
  Treasury obligations valued at
  $257,026,021;
  3.50%-6.50%,11/15/09-02/15/10) 5.26%,
  03/01/07                                     245,035,797       245,000,000
----------------------------------------------------------------------------
Societe Generale S.A., Joint agreement dated
  02/28/07, aggregate maturing value
  $300,043,833 (collateralized by U.S.
  Treasury obligations valued at
  $306,000,194; 0%-13.25%, 07/26/07-02/15/36)
  5.26%, 03/01/07                              245,035,797       245,000,000
----------------------------------------------------------------------------

----------------------------------------------------------------------------
                                                REPURCHASE
                                                  AMOUNT          VALUE
REPURCHASE AGREEMENTS-(CONTINUED)

UBS Securities LLC, Joint agreement dated
  02/28/07, aggregate maturing value
  $300,043,917 (collateralized by U.S.
  Treasury obligations valued at
  $306,003,404; 0%-7.50%, 08/15/11-02/15/36)
  5.27%, 03/01/07                              $245,035,865   $  245,000,000
============================================================================
    Total Repurchase Agreements (Cost
      $4,210,127,259)                                          4,210,127,259
============================================================================
TOTAL INVESTMENTS-100.41% (Cost
  $5,346,780,942)(d)                                           5,346,780,942
============================================================================
OTHER ASSETS LESS LIABILITIES-(0.41)%                            (21,708,356)
============================================================================
NET ASSETS-100.00%                                            $5,325,072,586
____________________________________________________________________________
============================================================================

Investment Abbreviations:

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Principal amount equals value at period end. See Note 11.
(c) Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily.
(d) Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

GOVERNMENT & AGENCY PORTFOLIO

SCHEDULE OF INVESTMENTS

February 28, 2007
(Unaudited)


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)         VALUE
---------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES-24.95%

FEDERAL FARM CREDIT BANK (FFCB)-4.11%

Disc. Notes,
  5.09%(a)                                     07/06/07    $40,000    $39,281,745
---------------------------------------------------------------------------------
Floating Rate Bonds,
  5.18%(b)                                     08/01/07     90,000     89,992,686
=================================================================================
                                                                      129,274,431
=================================================================================
FEDERAL HOME LOAN BANK (FHLB)-1.59%

Unsec. Global Bonds,
  5.27%                                        11/21/07     50,000     49,988,656
=================================================================================
FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-12.84%

Series M006, Class A, Taxable Multifamily VRD
  Ctfs.,
  5.32%(c)                                     10/15/45     21,703     21,702,679
---------------------------------------------------------------------------------
Unsec. Disc. Notes,(a)
  5.13%                                        03/13/07     40,000     39,931,587
---------------------------------------------------------------------------------
  4.98%                                        04/17/07     20,000     19,869,967
---------------------------------------------------------------------------------
  4.99%                                        05/01/07     25,000     24,788,618
---------------------------------------------------------------------------------
  5.08%                                        08/31/07     30,000     29,224,537
---------------------------------------------------------------------------------
  5.03%                                        11/30/07     40,000     38,467,122
---------------------------------------------------------------------------------
Unsec. Floating Rate Global Notes,
  5.24%(b)                                     06/19/07     45,000     45,000,717
---------------------------------------------------------------------------------
Unsec. Floating Rate Medium Term Global
  Notes,
  5.17%(b)                                     09/27/07     75,000     74,978,227
---------------------------------------------------------------------------------
Unsec. Global Notes,
  2.70%                                        03/16/07     25,000     24,975,376
---------------------------------------------------------------------------------
  5.09%                                        08/31/07     45,633     44,451,124
---------------------------------------------------------------------------------
Unsec. Medium Term Global Notes,
  5.35%                                        12/19/07     40,000     40,000,000
=================================================================================
                                                                      403,389,954
=================================================================================
FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-6.03%

Unsec. Disc. Notes,(a)
  5.11%                                        03/23/07     50,000     49,843,861
---------------------------------------------------------------------------------
  5.10%                                        04/09/07     50,000     49,723,750
---------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)         VALUE
---------------------------------------------------------------------------------

FEDERAL FARM CREDIT BANK-(CONTINUED)

Unsec. Global Notes,
  4.75%                                        08/03/07    $40,000    $39,907,000
---------------------------------------------------------------------------------
  5.41%                                        12/28/07     50,000     50,000,000
=================================================================================
                                                                      189,474,611
=================================================================================
OVERSEAS PRIVATE INVESTMENT CORP.(OPIC)-0.38%

Gtd. VRD COP,
  5.30%(c)(d)                                  12/31/10     12,000     12,000,000
=================================================================================
    Total U.S. Government Agency Securities
      (Cost $784,127,652)                                             784,127,652
=================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-24.95% (Cost $784,127,652)                              784,127,652
=================================================================================


                                                REPURCHASE
                                                  AMOUNT          VALUE
REPURCHASE AGREEMENTS-75.34%(E)

ABN AMRO Bank N.V., Joint Agreement date
  2/28/2007, aggregate maturing value
  $250,036,875 (collateralized by U.S.
  Government obligations valued at
  $255,000,272; 3.60%-6.00%,
  03/15/07-09/17/18)
  5.31%, 03/01/07                              145,021,388       145,000,000
----------------------------------------------------------------------------
Barclays Capital Inc., Joint agreement dated
  02/28/07, aggregate maturing value
  $500,621,781 (collateralized by U.S.
  Government obligations valued at
  $510,559,749; 0%-6.15%, 07/25/07-08/15/19)
  5.31%, 03/01/07                              260,373,793       260,335,394
----------------------------------------------------------------------------
Bear, Stearns & Co., Inc, Open agreement
  dated 02/28/07, (collateralized by U.S.
  Government obligations valued at
  $255,190,347; 0%-7.13%, 04/30/07-03/01/37)
  5.32%(f)                                              --       150,000,000
----------------------------------------------------------------------------
BNP Paribas Securities Corp., Joint agreement
  dated 02/28/07, aggregate maturing value
  $250,036,944 (collateralized by U.S.
  Government obligations valued at
  $255,004,405; 0%-4.72%, 04/18/07-03/15/10)
  5.32%, 03/01/07                              145,021,428       145,000,000
----------------------------------------------------------------------------

GOVERNMENT & AGENCY PORTFOLIO

Short-Term Investments Trust

                                                REPURCHASE
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Citigroup Global Markets Inc., Joint
  agreement dated 02/28/07, aggregate
  maturing value $250,036,944 (collateralized
  by U.S. Government obligations valued at
  $250,000,188; 5.50%-5.60%,
  01/23/12-02/01/17) 5.32%, 03/01/07           $245,036,206   $  245,000,000
----------------------------------------------------------------------------
Credit Suisse Securities (USA) LLC, Joint
  agreement dated 02/28/07, aggregate
  maturing value $250,036,944 (collateralized
  by U.S. Government obligations valued at
  $255,004,725; 0%, 11/30/07-06/17/33)
  5.32%, 03/01/07                              145,021,428       145,000,000
----------------------------------------------------------------------------
Deutsche Bank Securities Inc., Joint
  agreement dated 02/28/07, aggregate
  maturing value $100,014,778 (collateralized
  by U.S. Government obligations valued at
  $102,000,170; 2.88%-6.13%,
  04/16/07-07/17/13) 5.32%, 03/01/07            99,014,630        99,000,000
----------------------------------------------------------------------------
Fortis Securities LLC, Joint agreement dated
  02/28/07, aggregate maturing value
  $275,040,639 (collateralized by U.S.
  Government obligations valued at
  $280,500,287; 0%-4.00%, 03/15/07-02/15/15)
  5.32%, 03/01/07                              145,021,428       145,000,000
----------------------------------------------------------------------------
Goldman, Sachs & Co., Joint agreement dated
  02/28/07, aggregate maturing value
  $250,036,944 (collateralized by U.S.
  Government obligations valued at
  $255,000,043; 3.15%-6.25%,
  12/14/07-07/28/23)
  5.32%, 03/01/07                              145,021,428       145,000,000
----------------------------------------------------------------------------

----------------------------------------------------------------------------
                                                REPURCHASE
                                                  AMOUNT          VALUE
REPURCHASE AGREEMENTS-(CONTINUED)

Morgan Stanley, Joint agreement dated
  02/28/07, aggregate maturing value
  $250,036,806 (collateralized by U.S.
  Government obligations valued at
  $257,623,762; 0%-7.13%,
  04/05/07-04/01/56)
  5.30%, 03/01/07                              $145,021,347   $  145,000,000
----------------------------------------------------------------------------
RBC Capital Markets, Agreement dated
  02/28/07, (collateralized by U.S.
  Government obligations valued at
  $510,003,037; 0%-7.25%,
  03/05/07-01/05/27)
  5.32%, 03/01/07                              500,073,889       500,000,000
----------------------------------------------------------------------------
Societe Generale S.A., Joint agreement dated
  02/28/07, aggregate maturing value
  $100,014,722 (collateralized by U.S.
  Government obligations valued at
  $102,000,406; 0%-7.25%,
  01/15/08-05/15/30)
  5.30%, 03/01/07                               99,014,575        99,000,000
----------------------------------------------------------------------------
UBS Securities LLC, Joint agreement dated
  02/28/07, aggregate maturing value
  $150,022,167 (collateralized by U.S.
  Government obligations valued at
  $153,001,380; 0%, 07/15/20-04/15/30) 5.32%,
  03/01/07                                     145,021,428       145,000,000
============================================================================
    Total Repurchase Agreements (Cost
      $2,368,335,394)                                          2,368,335,394
============================================================================
TOTAL INVESTMENTS-100.29% (Cost
  $3,152,463,046)(g)                                           3,152,463,046
============================================================================
OTHER ASSETS LESS LIABILITIES-(0.29)%                             (9,082,869)
============================================================================
NET ASSETS-100.00%                                            $3,143,380,177
____________________________________________________________________________
============================================================================

Investment Abbreviations:

Ctfs.   - Certificates
COP     - Certificates of Participation
Disc.   - Discounted
Gtd.    - Guaranteed
Unsec.  - Unsecured
VRD     - Variable Rate Demand

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2007.
(c) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2007.
(d) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(e) Principal amount equals value at period end. See Note 11.
(f) Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily.
(g) Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

GOVERNMENT TAXADVANTAGE PORTFOLIO

SCHEDULE OF INVESTMENTS

February 28, 2007
(Unaudited)


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)         VALUE
----------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES-106.51%

FEDERAL FARM CREDIT BANK (FFCB)-19.20%

Disc. Notes,(a)
  5.14%                                        03/16/07   $ 10,000    $  9,978,583
----------------------------------------------------------------------------------
  5.09%                                        07/06/07     10,000       9,820,436
----------------------------------------------------------------------------------
Floating Rate Bonds,(b)
  5.18%                                        08/01/07      9,000       8,999,269
----------------------------------------------------------------------------------
  5.20%                                        11/06/07     25,000      25,000,000
----------------------------------------------------------------------------------
Unsec. Floating Rate Bonds,(b)
  5.22%                                        03/01/07      4,050       4,050,000
----------------------------------------------------------------------------------
  5.21%                                        10/03/07     20,000      20,002,350
==================================================================================
                                                                        77,850,638
==================================================================================

FEDERAL HOME LOAN BANK (FHLB)-87.31%

Unsec. Disc. Notes,(a)
  5.18%                                        03/09/07    100,000      99,884,889
----------------------------------------------------------------------------------
  5.14%                                        03/16/07     20,000      19,957,167
----------------------------------------------------------------------------------
  5.13%                                        04/04/07     20,000      19,903,100
----------------------------------------------------------------------------------
  5.13%                                        04/20/07      8,077       8,019,474
----------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)         VALUE
----------------------------------------------------------------------------------

FEDERAL HOME LOAN BANK-(CONTINUED)

Unsec. Floating Rate Bonds,
  5.40%(b)                                     02/07/08   $ 20,000    $ 20,000,000
----------------------------------------------------------------------------------
Unsec. Floating Rate Global Bonds,
  5.17%(b)                                     03/14/08     15,000      14,994,465
----------------------------------------------------------------------------------
Unsec. Global Bonds,
  5.25%                                        10/03/07     10,000       9,997,709
----------------------------------------------------------------------------------
  5.27%                                        11/21/07      5,000       4,998,865
----------------------------------------------------------------------------------
  5.18%                                        03/16/07     50,000      49,892,187
----------------------------------------------------------------------------------
Unsec. Notes, 5.14%(c)                         03/01/07    106,300     106,300,000
==================================================================================
                                                                       353,947,856
==================================================================================
TOTAL INVESTMENTS(d)-106.51% (Cost
  $431,798,494)                                                        431,798,494
==================================================================================
OTHER ASSETS LESS LIABILITIES-(6.51)%                                  (26,397,842)
==================================================================================
NET ASSETS-100.00%                                                    $405,400,652
__________________________________________________________________________________
==================================================================================

Investment Abbreviations:

Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2007.
(c) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(d) Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2007
(Unaudited)

                                                                                                     GOVERNMENT &     GOVERNMENT
                                                 LIQUID ASSETS      STIC PRIME        TREASURY          AGENCY       TAXADVANTAGE
                                                   PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO       PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
ASSETS:

Investments, at value                           $14,898,353,718   $5,818,509,548   $1,136,653,683   $ 784,127,652    $431,798,494
---------------------------------------------------------------------------------------------------------------------------------
Repurchase agreements                            5,254,542,342     2,086,661,231    4,210,127,259   2,368,335,394              --
=================================================================================================================================
  Total investments                             20,152,896,060     7,905,170,779    5,346,780,942   3,152,463,046     431,798,494
=================================================================================================================================
Cash                                                        --                --               --           5,284          24,474
---------------------------------------------------------------------------------------------------------------------------------
Receivables for:
  Investments sold                                 272,750,929                --               --              --              --
---------------------------------------------------------------------------------------------------------------------------------
  Interest                                          68,622,524         2,698,731          615,959       3,443,167         512,122
---------------------------------------------------------------------------------------------------------------------------------
  Fund expenses absorbed                                95,688            15,735           40,780          22,484              --
---------------------------------------------------------------------------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                 581,544           336,001          231,616          76,922          62,193
---------------------------------------------------------------------------------------------------------------------------------
Other assets                                           304,351           258,208          141,939         116,051          71,233
=================================================================================================================================
     Total assets                               20,495,251,096     7,908,479,454    5,347,811,236   3,156,126,954     432,468,516
_________________________________________________________________________________________________________________________________
=================================================================================================================================


LIABILITIES:

Payables for:
  Investments purchased                            477,596,187       208,726,968               --              --      25,000,000
---------------------------------------------------------------------------------------------------------------------------------
  Amount due custodian                                 474,594                --               --      12,147,298       1,825,247
---------------------------------------------------------------------------------------------------------------------------------
  Dividends                                         82,977,641        30,570,358       21,329,663         240,973          84,848
---------------------------------------------------------------------------------------------------------------------------------
  Trustee deferred compensation and retirement
     plans                                           2,058,184           962,919          692,397              --          53,860
---------------------------------------------------------------------------------------------------------------------------------
Accrued distribution fees                              703,315           485,874          544,672         235,543          39,955
---------------------------------------------------------------------------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                              49,849            19,770           14,728           9,472           3,036
---------------------------------------------------------------------------------------------------------------------------------
Accrued transfer agent fees                            168,834            55,110           44,399          21,884           3,018
---------------------------------------------------------------------------------------------------------------------------------
Accrued operating expenses                             319,885           137,426          112,791          91,607          57,900
=================================================================================================================================
     Total liabilities                             564,348,489       240,958,425       22,738,650      12,746,777      27,067,864
=================================================================================================================================
Net assets applicable to shares outstanding     $19,930,902,607   $7,667,521,029   $5,325,072,586   $3,143,380,177   $405,400,652
_________________________________________________________________________________________________________________________________
=================================================================================================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                   $19,930,202,725   $7,666,745,714   $5,324,692,561   $3,143,130,186   $405,396,011
---------------------------------------------------------------------------------------------------------------------------------
Undistributed net investment income                  2,058,268           779,248          307,718         243,783           3,895
---------------------------------------------------------------------------------------------------------------------------------
Undistributed net realized gain (loss)              (1,358,386)           (3,933)          72,307           6,208             746
=================================================================================================================================
                                                $19,930,902,607   $7,667,521,029   $5,325,072,586   $3,143,380,177   $405,400,652
_________________________________________________________________________________________________________________________________
=================================================================================================================================


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

February 28, 2007
(Unaudited)

Short-Term Investments Trust

NET ASSETS:

Institutional Class                                      $14,191,802,003   $4,232,917,843   $2,257,903,689   $1,495,468,186
___________________________________________________________________________________________________________________________
===========================================================================================================================
Private Investment Class                                 $1,230,660,559    $  625,459,543   $  897,220,715   $ 575,513,829
___________________________________________________________________________________________________________________________
===========================================================================================================================
Personal Investment Class                                $   59,526,330    $  323,811,177   $  352,956,305   $  22,122,836
___________________________________________________________________________________________________________________________
===========================================================================================================================
Cash Management Class                                    $2,841,182,187    $1,691,149,975   $1,431,326,345   $ 692,173,414
___________________________________________________________________________________________________________________________
===========================================================================================================================
Reserve Class                                            $   31,052,432    $   50,991,322   $   89,366,004   $  24,876,939
___________________________________________________________________________________________________________________________
===========================================================================================================================
Resource Class                                           $1,147,133,143    $  469,189,077   $  295,133,636   $ 318,836,034
___________________________________________________________________________________________________________________________
===========================================================================================================================
Corporate Class                                          $  429,545,953    $  274,002,092   $    1,165,892   $  14,388,939
___________________________________________________________________________________________________________________________
===========================================================================================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Institutional Class                                      14,191,148,772     4,233,463,445    2,257,671,523   1,495,360,511
___________________________________________________________________________________________________________________________
===========================================================================================================================
Private Investment Class                                  1,230,676,899       625,564,548      897,253,237     575,476,707
___________________________________________________________________________________________________________________________
===========================================================================================================================
Personal Investment Class                                    59,529,939       323,765,522      352,927,900      22,120,103
___________________________________________________________________________________________________________________________
===========================================================================================================================
Cash Management Class                                     2,841,136,368     1,691,217,456    1,431,183,319     692,134,011
___________________________________________________________________________________________________________________________
===========================================================================================================================
Reserve Class                                                31,056,557        51,000,147       89,351,847      24,875,952
___________________________________________________________________________________________________________________________
===========================================================================================================================
Resource Class                                            1,147,140,394       469,162,002      295,128,349     318,811,840
___________________________________________________________________________________________________________________________
===========================================================================================================================
Corporate Class                                             429,513,294       274,002,578        1,165,942      14,386,294
___________________________________________________________________________________________________________________________
===========================================================================================================================
Net asset value, offering and redemption price per
  share for each class                                   $         1.00    $         1.00   $         1.00   $        1.00
___________________________________________________________________________________________________________________________
===========================================================================================================================
Cost of investments                                      $14,898,353,718   $5,818,509,548   $1,136,653,683   $ 784,127,652
---------------------------------------------------------------------------------------------------------------------------
Cost of repurchase agreements                            $5,254,542,342    $2,086,661,231   $4,210,127,259   $2,368,335,394
===========================================================================================================================
Total investments, at cost                               $20,152,896,060   $7,905,170,779   $5,346,780,942   $3,152,463,046
___________________________________________________________________________________________________________________________
===========================================================================================================================


NET ASSETS:

Institutional Class                                      $159,487,686
_______________________________________________________
=======================================================
Private Investment Class                                 $ 51,628,806
_______________________________________________________
=======================================================
Personal Investment Class                                $  7,321,393
_______________________________________________________
=======================================================
Cash Management Class                                    $ 91,412,320
_______________________________________________________
=======================================================
Reserve Class                                            $ 15,127,430
_______________________________________________________
=======================================================
Resource Class                                           $ 80,409,355
_______________________________________________________
=======================================================
Corporate Class                                          $     13,662
_______________________________________________________
=======================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Institutional Class                                       159,459,904
_______________________________________________________
=======================================================
Private Investment Class                                   51,653,829
_______________________________________________________
=======================================================
Personal Investment Class                                   7,323,408
_______________________________________________________
=======================================================
Cash Management Class                                      91,410,192
_______________________________________________________
=======================================================
Reserve Class                                              15,127,415
_______________________________________________________
=======================================================
Resource Class                                             80,411,030
_______________________________________________________
=======================================================
Corporate Class                                                13,619
_______________________________________________________
=======================================================
Net asset value, offering and redemption price per
  share for each class                                   $       1.00
_______________________________________________________
=======================================================
Cost of investments                                      $431,798,494
-------------------------------------------------------
Cost of repurchase agreements                            $         --
=======================================================
Total investments, at cost                               $431,798,494
_______________________________________________________
=======================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

STATEMENT OF OPERATIONS

For the six months ended February 28, 2007
(Unaudited)

                                                                                                      GOVERNMENT &    GOVERNMENT
                                                        LIQUID ASSETS    STIC PRIME      TREASURY        AGENCY      TAXADVANTAGE
                                                          PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:

Interest                                                $563,995,883    $211,710,023   $142,211,417   $82,874,754     $7,796,234
=================================================================================================================================

EXPENSES:

Advisory fees                                             15,771,923      5,913,254       4,067,423     1,560,233        285,766
---------------------------------------------------------------------------------------------------------------------------------
Administrative services fees                                 568,343        371,169         334,252       299,711         64,066
---------------------------------------------------------------------------------------------------------------------------------
Custodian fees                                               477,682        170,489         133,792        83,614          7,270
---------------------------------------------------------------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                 2,803,454      1,586,662       2,234,710     1,312,420        125,999
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                  264,016      1,202,848       1,228,337       102,672         26,548
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                    1,468,471        803,009         770,855       325,484         22,494
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                              186,091        297,132         652,942       111,554         56,275
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           1,163,495        404,976         351,773       311,001         45,789
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                             62,744         56,467             244         4,074              2
---------------------------------------------------------------------------------------------------------------------------------
Transfer agent fees                                          903,018        354,795         233,309       140,421         13,473
---------------------------------------------------------------------------------------------------------------------------------
Trustees' and officer's fees and benefits                    341,253        135,273          90,681        57,374         11,088
---------------------------------------------------------------------------------------------------------------------------------
Registration and filing fees                                      --             --              --            --         50,330
---------------------------------------------------------------------------------------------------------------------------------
Other                                                        670,425        428,195         254,465       219,000         74,825
=================================================================================================================================
    Total expenses                                        24,680,915     11,724,269      10,352,783     4,527,558        783,925
=================================================================================================================================
Less: Fees waived                                         (7,602,275)    (3,865,209)     (3,381,332)   (1,179,561)      (416,304)
=================================================================================================================================
    Net expenses                                          17,078,640      7,859,060       6,971,451     3,347,997        367,621
=================================================================================================================================
Net investment income                                    546,917,243    203,850,963     135,239,966    79,526,757      7,428,613
=================================================================================================================================

REALIZED GAIN (LOSS):

Net realized gain (loss) from investment securities         (182,608)            --         224,810        30,996            547
=================================================================================================================================
Net increase in net assets resulting from operations    $546,734,635    $203,850,963   $135,464,776   $79,557,753     $7,429,160
_________________________________________________________________________________________________________________________________
=================================================================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 28, 2007 and the year ended August 31, 2006 (Unaudited)

                                                                LIQUID ASSETS PORTFOLIO                STIC PRIME PORTFOLIO
                                                           ----------------------------------    --------------------------------
                                                            FEBRUARY 28,        AUGUST 31,        FEBRUARY 28,       AUGUST 31,
                                                                2007               2006               2007              2006
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                    $   546,917,243    $   884,596,378    $ 203,850,963     $  343,224,083
---------------------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                        (182,608)           911,060               --                 --
=================================================================================================================================
    Net increase in net assets resulting from operations       546,734,635        885,507,438      203,850,963        343,224,083
=================================================================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                         (400,640,325)      (639,998,716)    (117,658,440)      (234,363,354)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                     (27,724,180)       (42,306,265)     (15,709,248)       (22,943,890)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                     (1,652,398)        (2,936,707)      (7,535,905)        (8,010,719)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                        (75,837,565)      (127,479,313)     (41,515,937)       (49,228,142)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                   (814,799)        (1,939,893)      (1,301,686)        (2,108,618)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                               (29,343,008)       (42,131,448)     (10,304,859)       (16,193,048)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                              (10,904,968)       (27,804,036)      (9,824,888)       (10,376,312)
=================================================================================================================================
    Total distributions from net investment income            (546,917,243)      (884,596,378)    (203,850,963)      (343,224,083)
=================================================================================================================================
Distributions to shareholders from net realized gains:
  Institutional Class                                                   --           (478,590)              --                 --
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                              --            (33,284)              --                 --
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                             --             (1,910)              --                 --
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                                 --            (76,508)              --                 --
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                         --               (538)              --                 --
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                        --            (32,914)              --                 --
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                                       --             (1,728)              --                 --
=================================================================================================================================
    Total distributions from net realized gains                         --           (625,472)              --                 --
=================================================================================================================================
    Decrease in net assets resulting from distributions       (546,917,243)      (885,221,850)    (203,850,963)      (343,224,083)
=================================================================================================================================
Share transactions-net:
  Institutional Class                                         (866,713,306)     2,776,520,511     (490,666,843)       156,376,625
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                     249,987,134        171,846,264       34,153,849         34,597,047
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                     (4,906,310)        18,242,840       24,605,763        136,456,690
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                        127,322,434       (695,502,781)     312,188,175        469,909,700
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                 13,628,517       (110,822,387)      (4,900,491)       (10,802,596)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                58,032,587        186,260,377      143,860,829         53,456,001
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                              372,908,747       (409,826,741)    (251,679,308)       471,719,805
=================================================================================================================================
    Net increase (decrease) in net assets resulting from
      share transactions                                       (49,740,197)     1,936,718,083     (232,438,026)     1,311,713,272
=================================================================================================================================
    Net increase (decrease) in net assets                      (49,922,805)     1,937,003,671     (232,438,026)     1,311,713,272
=================================================================================================================================

NET ASSETS:

  Beginning of period                                       19,980,825,412     18,043,821,741    7,899,959,055      6,588,245,783
=================================================================================================================================
  End of period*                                           $19,930,902,607    $19,980,825,412    $7,667,521,029    $7,899,959,055
=================================================================================================================================
* Includes accumulated undistributed net investment
  income                                                   $     2,058,268    $     2,058,268    $     779,248     $      779,248
_________________________________________________________________________________________________________________________________
=================================================================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

For the six months ended February 28, 2007 and the year ended August 31, 2006 (Unaudited)

Short-Term Investments Trust

                                                                                                           GOVERNMENT &
                                                                    TREASURY PORTFOLIO                   AGENCY PORTFOLIO
                                                             --------------------------------    --------------------------------
                                                              FEBRUARY 28,       AUGUST 31,       FEBRUARY 28,       AUGUST 31,
                                                                  2007              2006              2007              2006
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                      $ 135,239,966     $  212,999,652    $  79,526,757     $  117,625,921
---------------------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                         224,810           (152,503)          30,996             97,483
=================================================================================================================================
    Net increase in net assets resulting from operations       135,464,776        212,847,149       79,557,753        117,723,404
=================================================================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                          (55,748,155)       (79,707,716)     (40,405,489)       (56,268,054)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                     (21,570,070)       (32,061,314)     (12,840,636)       (24,157,022)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                     (7,493,324)       (10,237,180)        (634,856)        (1,160,527)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                        (38,874,863)       (73,667,977)     (16,638,627)       (22,175,375)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                 (2,779,475)        (3,292,187)        (482,140)          (482,054)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                (8,732,687)       (13,748,086)      (7,824,985)       (11,101,166)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                                  (41,392)          (285,192)        (700,024)        (2,281,723)
=================================================================================================================================
    Decrease in net assets resulting from distributions       (135,239,966)      (212,999,652)     (79,526,757)      (117,625,921)
=================================================================================================================================
Share transactions-net:
  Institutional Class                                          156,025,912            703,777     (316,819,242)       812,699,419
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                     (75,164,789)      (256,870,746)      56,984,743       (232,324,616)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                     20,591,084         58,898,939      (17,477,067)         1,573,809
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                         73,713,799       (423,088,691)      35,811,695          2,952,181
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                (44,340,830)        56,501,483        2,987,754         17,248,290
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                               (57,756,228)        51,709,221       24,993,558         63,096,684
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                                 (689,271)           985,905      (14,333,120)       (33,288,657)
=================================================================================================================================
    Net increase (decrease) in net assets resulting from
      share transactions                                        72,379,677       (511,160,112)    (227,851,679)       631,957,110
=================================================================================================================================
    Net increase (decrease) in net assets                       72,604,487       (511,312,615)    (227,820,683)       632,054,593
=================================================================================================================================

NET ASSETS:

  Beginning of period                                        5,252,468,099      5,763,780,714    3,371,200,860      2,739,146,267
=================================================================================================================================
  End of period*                                             $5,325,072,586    $5,252,468,099    $3,143,380,177    $3,371,200,860
=================================================================================================================================
* Includes accumulated undistributed net investment income   $     307,718     $      307,718    $     243,783     $      243,783
_________________________________________________________________________________________________________________________________
=================================================================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

For the six months ended February 28, 2007 and the year ended August 31, 2006 (Unaudited)

Short-Term Investments Trust

                                                                       GOVERNMENT
                                                                 TAXADVANTAGE PORTFOLIO
                                                              ----------------------------
                                                              FEBRUARY 28,     AUGUST 31,
                                                                  2007            2006
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $ 7,428,613     $  8,125,913
------------------------------------------------------------------------------------------
  Net realized gain                                                   547              199
==========================================================================================
    Net increase in net assets resulting from operations        7,429,160        8,126,112
==========================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                          (3,542,858)      (3,881,519)
------------------------------------------------------------------------------------------
  Private Investment Class                                     (1,223,681)      (1,968,335)
------------------------------------------------------------------------------------------
  Personal Investment Class                                      (161,164)        (272,300)
------------------------------------------------------------------------------------------
  Cash Management Class                                        (1,129,759)      (1,317,568)
------------------------------------------------------------------------------------------
  Reserve Class                                                  (238,850)         (14,402)
------------------------------------------------------------------------------------------
  Resource Class                                               (1,131,962)        (671,100)
------------------------------------------------------------------------------------------
  Corporate Class                                                    (339)            (689)
==========================================================================================
    Decrease in net assets resulting from distributions        (7,428,613)      (8,125,913)
==========================================================================================
Share transactions-net:
  Institutional Class                                          79,383,499       (2,740,748)
------------------------------------------------------------------------------------------
  Private Investment Class                                    (37,434,759)      19,786,317
------------------------------------------------------------------------------------------
  Personal Investment Class                                       778,693          935,372
------------------------------------------------------------------------------------------
  Cash Management Class                                        59,161,062       (2,403,078)
------------------------------------------------------------------------------------------
  Reserve Class                                                14,689,678          437,737
------------------------------------------------------------------------------------------
  Resource Class                                               54,549,730       18,953,780
------------------------------------------------------------------------------------------
  Corporate Class                                                     342           13,277
==========================================================================================
    Net increase in net assets resulting from share
     transactions                                             171,128,245       34,982,657
==========================================================================================
    Net increase in net assets                                171,128,792       34,982,856
==========================================================================================

NET ASSETS:

  Beginning of period                                         234,271,860      199,289,004
==========================================================================================
  End of period*                                              $405,400,652    $234,271,860
==========================================================================================
* Includes accumulated undistributed net investment income    $     3,895     $      3,895
__________________________________________________________________________________________
==========================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

NOTES TO FINANCIAL STATEMENTS

February 28, 2007
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Short-Term Investments Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers five separate portfolios, (each constituting a "Fund"). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government and Agency Portfolio and Government TaxAdvantage Portfolio (collectively, the "Funds"). Each Fund currently offers multiple classes of shares. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Funds.

    The investment objectives of the Funds are: to provide as high a level of current income as is consistent with the preservation of capital and liquidity for Liquid Assets Portfolio; and to maximize current income consistent with the preservation of capital and the maintenance of liquidity for STIC Prime Portfolio, Treasury Portfolio, Government and Agency Portfolio and Government TaxAdvantage Portfolio.

    The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A. SECURITY VALUATIONS -- The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund's net asset value and, accordingly, they reduce each Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the advisor.

       The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Funds' taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

Short-Term Investments Trust

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. REPURCHASE AGREEMENTS -- The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund's pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to AIM at an annual rate based on each Fund's average daily net assets as follows, respectively:

Liquid Assets Portfolio                                       0.15%
-------------------------------------------------------------------
STIC Prime Portfolio                                          0.15%
-------------------------------------------------------------------
Treasury Portfolio                                            0.15%
-------------------------------------------------------------------
Government and Agency Portfolio                               0.10%
-------------------------------------------------------------------


    Government TaxAdvantage pays an advisory fee to AIM based on the annual rate of the Fund's average net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $250 million                                            0.20%
-------------------------------------------------------------------
Next $250 million                                             0.15%
-------------------------------------------------------------------
Over $500 million                                             0.10%
 __________________________________________________________________
===================================================================


    Through at least June 30, 2007, AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.12% for each Fund based on average daily net assets of such Fund, respectively. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items;
(v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Funds may receive from banks where the Funds or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Funds. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of the fiscal year.

    For the six months ended February 28, 2007, AIM waived and/or reimbursed the following advisory fees and expenses:

                                                        ADVISORY FEES     EXPENSES
                                                           WAIVED        REIMBURSED
-----------------------------------------------------------------------------------
Liquid Assets Portfolio                                  $6,092,604       $    --
-----------------------------------------------------------------------------------
STIC Prime Portfolio                                      2,629,561            --
-----------------------------------------------------------------------------------
Treasury Portfolio                                        1,850,484            --
-----------------------------------------------------------------------------------
Government and Agency Portfolio                             485,415            --
-----------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                           285,766        39,487
-----------------------------------------------------------------------------------

Short-Term Investments Trust


    The Trust has entered into a master administrative services agreement with AIM pursuant to which each Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 28, 2007, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

    The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which each Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 28, 2007, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of each Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

 PRIVATE      PERSONAL       CASH
INVESTMENT   INVESTMENT   MANAGEMENT   RESERVE   RESOURCE   CORPORATE
---------------------------------------------------------------------
  0.50%        0.75%        0.10%       1.00%     0.20%       0.03%
---------------------------------------------------------------------


    Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges that may be paid by any class of shares of each Fund.

    FMC has contractually agreed through at least June 30, 2007, to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate shown below of average daily assets.

                                                  PRIVATE       PERSONAL        CASH
                                                 INVESTMENT    INVESTMENT    MANAGEMENT    RESERVE    RESOURCE    CORPORATE
---------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                             0.30%         0.55%         0.08%       0.87%        N/A         N/A
---------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                                0.30%         0.55%         0.08%       0.87%       0.16%        N/A
---------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                                  0.30%         0.55%         0.08%       0.87%       0.16%        N/A
---------------------------------------------------------------------------------------------------------------------------
Government and Agency Portfolio                     0.30%         0.55%         0.08%       0.87%       0.16%        N/A
---------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                   0.25%         0.55%         0.08%       0.87%       0.16%        N/A
---------------------------------------------------------------------------------------------------------------------------


    Pursuant to the agreement above, for the six months ended February 28, 2007 FMC waived Plan fees of:

                                                  PRIVATE       PERSONAL        CASH
                                                 INVESTMENT    INVESTMENT    MANAGEMENT    RESERVE    RESOURCE    CORPORATE
---------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                          $1,121,381     $ 70,404      $293,694     $24,192        N/A        N/A
---------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                               634,665       320,759       160,602     38,627      80,995        N/A
---------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                                 893,884       327,556       154,171     84,882      70,355        N/A
---------------------------------------------------------------------------------------------------------------------------
Government and Agency Portfolio                    524,968        27,379        65,097     14,502      62,200        N/A
---------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                   62,999         7,079         4,499      7,316       9,158        N/A
---------------------------------------------------------------------------------------------------------------------------


    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or FMC.

Short-Term Investments Trust

NOTE 3--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by each Fund to pay remuneration to each Trustee and Officer of such Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Funds, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

    During the six months ended February 28, 2007, the Funds paid legal fees for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees as shown below. A member of that firm is a Trustee of the Trust.

                                                                LEGAL FEES
--------------------------------------------------------------------------
Liquid Assets Portfolio                                          $40,309
--------------------------------------------------------------------------
STIC Prime Portfolio                                              17,119
--------------------------------------------------------------------------
Treasury Portfolio                                                11,643
--------------------------------------------------------------------------
Government and Agency Portfolio                                    7,714
--------------------------------------------------------------------------
Government TaxAdvantage Portfolio                                  2,379
--------------------------------------------------------------------------

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Funds may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the fund's aggregate borrowings from all sources exceeds 10% of the fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Funds did not borrow or lend under the facility during the six months ended February 28, 2007.

    Additionally, the Funds are permitted to temporarily carry a negative or overdrawn balance in their accounts with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 5--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to each Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds' fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Funds' had capital loss carryforward as of August 31, 2006 which expire as follows:

                                                                  CAPITAL LOSS CARRYFORWARD*
                                                              ----------------------------------
                                                               2011        2013         TOTAL
------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                       $   --    $1,175,778    $1,175,778
------------------------------------------------------------------------------------------------
STIC Prime Portfolio                                           1,014         2,919         3,933
------------------------------------------------------------------------------------------------
Treasury Portfolio                                                --            --            --
------------------------------------------------------------------------------------------------
Government and Agency Portfolio                                   --        24,778        24,778
------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                                 --            --            --
------------------------------------------------------------------------------------------------

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

Short-Term Investments Trust

NOTE 6--SHARE INFORMATION

Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

LIQUID ASSETS PORTFOLIO

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                             SIX MONTHS ENDED                            YEAR ENDED
                                                           FEBRUARY 28, 2007(A)                        AUGUST 31, 2006
                                                   -------------------------------------    -------------------------------------
                                                        SHARES              AMOUNT               SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                               110,793,312,102    $ 110,793,312,102     235,557,317,240    $ 235,557,317,240
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                            9,721,662,777        9,721,662,777      12,809,831,465       12,809,831,465
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                             254,045,683          254,045,683       1,080,146,099        1,080,146,099
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                              15,400,078,103       15,400,078,103      50,246,286,171       50,246,286,171
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                         170,634,958          170,634,958         213,645,752          213,645,752
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                      4,026,911,305        4,026,911,305       8,216,417,009        8,216,417,009
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                     6,309,876,225        6,309,876,225      12,038,432,670       12,038,432,670
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                   209,900,654          209,900,654         308,390,126          308,390,126
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               15,994,462           15,994,462          23,640,815           23,640,815
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                               1,122,234            1,122,234           1,430,778            1,430,778
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  49,648,923           49,648,923          82,949,222           82,949,222
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                             543,174              543,174           2,069,873            2,069,873
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         25,844,936           25,844,936          37,352,491           37,352,491
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                         1,106,530            1,106,530          13,737,375           13,737,375
=================================================================================================================================
Reacquired:
  Institutional Class                              (111,869,926,062)    (111,869,926,062)   (233,089,186,855)    (233,089,186,855)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                           (9,487,670,105)      (9,487,670,105)    (12,661,626,016)     (12,661,626,016)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                            (260,074,227)        (260,074,227)     (1,063,334,037)      (1,063,334,037)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                             (15,322,404,592)     (15,322,404,592)    (51,024,738,174)     (51,024,738,174)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                        (157,549,615)        (157,549,615)       (326,538,012)        (326,538,012)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                     (3,994,723,654)      (3,994,723,654)     (8,067,509,123)      (8,067,509,123)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                    (5,938,074,008)      (5,938,074,008)    (12,461,996,786)     (12,461,996,786)
=================================================================================================================================
                                                        (49,740,197)   $     (49,740,197)      1,936,718,083    $   1,936,718,083
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in aggregate they own 22% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM, and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM, and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
()     In addition, 9% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by AIM.

Short-Term Investments Trust

STIC -- PRIME PORTFOLIO

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                SIX MONTHS ENDED                          YEAR ENDED
                                                              FEBRUARY 28, 2007(A)                      AUGUST 31, 2006
                                                       -----------------------------------    -----------------------------------
                                                           SHARES              AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                   11,747,853,275    $ 11,747,853,275     33,727,337,322    $ 33,727,337,322
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               3,508,504,742       3,508,504,742      6,975,212,707       6,975,212,707
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                              2,188,219,239       2,188,219,239      2,420,656,917       2,420,656,917
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  4,111,842,997       4,111,842,997      7,143,960,542       7,143,960,542
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            335,330,756         335,330,756        668,911,725         668,911,725
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           903,789,556         903,789,556      1,598,272,098       1,598,272,098
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                        2,958,843,808       2,958,843,808      4,332,035,717       4,332,035,717
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                       27,723,858          27,723,858         37,481,766          37,481,766
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                   8,303,019           8,303,019         12,775,508          12,775,508
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                  5,467,049           5,467,049          5,098,789           5,098,789
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                     27,412,156          27,412,156         26,506,712          26,506,712
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                              1,109,306           1,109,306          1,760,454           1,760,454
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                             5,854,289           5,854,289         10,200,599          10,200,599
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                            6,983,590           6,983,590          5,381,192           5,381,192
=================================================================================================================================
Reacquired:
  Institutional Class                                  (12,266,243,976)    (12,266,243,976)   (33,608,442,463)    (33,608,442,463)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                              (3,482,653,912)     (3,482,653,912)    (6,953,391,168)     (6,953,391,168)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                             (2,169,080,525)     (2,169,080,525)    (2,289,299,016)     (2,289,299,016)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                 (3,827,066,978)     (3,827,066,978)    (6,700,557,554)     (6,700,557,554)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           (341,340,553)       (341,340,553)      (681,474,775)       (681,474,775)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                          (765,783,016)       (765,783,016)    (1,555,016,696)     (1,555,016,696)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                       (3,217,506,706)     (3,217,506,706)    (3,865,697,104)     (3,865,697,104)
=================================================================================================================================
                                                          (232,438,026)   $   (232,438,026)     1,311,713,272    $  1,311,713,272
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There is one entity that is record owner of more than 5% of the outstanding shares of the Fund and it owns 15% of the outstanding shares of the Fund. FMC has an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are owned beneficially.
()     In addition, 11% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by AIM.

Short-Term Investments Trust

TREASURY PORTFOLIO


                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                 SIX MONTHS ENDED                         YEAR ENDED
                                                               FEBRUARY 28, 2007(a)                     AUGUST 31, 2006
                                                         ---------------------------------    -----------------------------------
                                                             SHARES            AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                     7,015,559,754    $ 7,015,559,754     11,164,736,779    $ 11,164,736,779
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                6,073,511,108      6,073,511,108     10,087,977,495      10,087,977,495
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                               1,502,385,496      1,502,385,496      2,669,456,601       2,669,456,601
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                   7,787,128,684      7,787,128,684     14,598,028,830      14,598,028,830
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                             498,921,356        498,921,356        776,453,630         776,453,630
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                            974,004,150        974,004,150      2,194,184,327       2,194,184,327
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                               886,996            886,996        509,532,924         509,532,924
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                        15,719,207         15,719,207         19,112,464          19,112,464
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                    3,920,278          3,920,278          5,301,938           5,301,938
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                   6,072,369          6,072,369          7,644,477           7,644,477
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                       6,519,118          6,519,118         11,165,171          11,165,171
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                               2,286,849          2,286,849          2,605,795           2,605,795
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                              5,451,353          5,451,353          7,481,440           7,481,440
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                                45,082             45,082            277,521             277,521
=================================================================================================================================
Reacquired:
  Institutional Class                                    (6,875,253,049)    (6,875,253,049)   (11,183,145,466)    (11,183,145,466)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               (6,152,596,175)    (6,152,596,175)   (10,350,150,179)    (10,350,150,179)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                              (1,487,866,781)    (1,487,866,781)    (2,618,202,139)     (2,618,202,139)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  (7,719,934,003)    (7,719,934,003)   (15,032,282,692)    (15,032,282,692)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            (545,549,035)      (545,549,035)      (722,557,942)       (722,557,942)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         (1,037,211,731)    (1,037,211,731)    (2,149,956,546)     (2,149,956,546)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                            (1,621,349)        (1,621,349)      (508,824,540)       (508,824,540)
=================================================================================================================================
                                                             72,379,677    $    72,379,677       (511,160,112)   $   (511,160,112)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are six entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 53% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Short-Term Investments Trust

GOVERNMENT & AGENCY PORTFOLIO

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                 SIX MONTHS ENDED                         YEAR ENDED
                                                               FEBRUARY 28, 2007(A)                     AUGUST 31, 2006
                                                         ---------------------------------    -----------------------------------
                                                             SHARES            AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                     7,828,926,876    $ 7,828,926,876     16,058,832,080    $ 16,058,832,080
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                1,736,478,483      1,736,478,483      3,687,385,407       3,687,385,407
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                 150,956,503        150,956,503        440,728,475         440,728,475
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                   2,823,881,969      2,823,881,969      4,510,878,505       4,510,878,505
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                              72,201,607         72,201,607        181,101,639         181,101,639
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                            916,016,223        916,016,223      1,873,275,386       1,873,275,386
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                           831,093,099        831,093,099        781,406,999         781,406,999
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                        24,482,146         24,482,146         27,325,587          27,325,587
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                    7,992,076          7,992,076         11,291,023          11,291,023
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                     160,642            160,642            144,526             144,526
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                      15,501,919         15,501,919         19,227,328          19,227,328
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                 364,299            364,299            396,053             396,053
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                              4,631,914          4,631,914          4,870,086           4,870,086
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                               533,119            533,119          1,950,622           1,950,622
=================================================================================================================================
Reacquired:
  Institutional Class                                    (8,170,228,264)    (8,170,228,264)   (15,273,458,248)    (15,273,458,248)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               (1,687,485,816)    (1,687,485,816)    (3,931,001,046)     (3,931,001,046)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                (168,594,212)      (168,594,212)      (439,299,192)       (439,299,192)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  (2,803,572,193)    (2,803,572,193)    (4,527,153,652)     (4,527,153,652)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                             (69,578,152)       (69,578,152)      (164,249,402)       (164,249,402)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           (895,654,579)      (895,654,579)    (1,815,048,788)     (1,815,048,788)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                          (845,959,338)      (845,959,338)      (816,646,278)       (816,646,278)
=================================================================================================================================
                                                           (227,851,679)   $  (227,851,679)       631,957,110    $    631,957,110
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are six entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 42% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Short-Term Investments Trust

GOVERNMENT TAXADVANTAGE PORTFOLIO

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                        YEAR ENDED
                                                                 FEBRUARY 28, 2007(A)                    AUGUST 31, 2006
                                                           ---------------------------------    ---------------------------------
                                                               SHARES            AMOUNT             SHARES            AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                       1,486,383,010    $ 1,486,383,010     1,709,809,863    $ 1,709,809,863
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                    147,694,154        147,694,154       310,455,808        310,455,808
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                    15,954,807         15,954,807        33,847,841         33,847,841
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                       123,872,168        123,872,168       202,464,002        202,464,002
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                33,859,847         33,859,847         4,641,062          4,641,062
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                               90,602,936         90,602,936        33,886,629         33,886,629
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                               13,619             13,619           274,396            274,396
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                           2,410,191          2,410,191         2,492,496          2,492,496
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                        371,716            371,716           634,380            634,380
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                         4,929              4,929             7,586              7,586
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                           926,487            926,487         1,290,496          1,290,496
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                     3,468              3,468             6,631              6,631
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                  658,900            658,900           354,912            354,912
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                                  342                342               590                590
=================================================================================================================================
Reacquired:
  Institutional Class                                      (1,409,409,702)    (1,409,409,702)   (1,715,043,107)    (1,715,043,107)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                   (185,500,629)      (185,500,629)     (291,303,871)      (291,303,871)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                   (15,181,043)       (15,181,043)      (32,920,055)       (32,920,055)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                       (65,637,593)       (65,637,593)     (206,157,576)      (206,157,576)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                               (19,173,637)       (19,173,637)       (4,209,956)        (4,209,956)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                              (36,712,106)       (36,712,106)      (15,287,761)       (15,287,761)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                              (13,619)           (13,619)         (261,709)          (261,709)
=================================================================================================================================
                                                              171,128,245    $   171,128,245        34,982,657    $    34,982,657
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are three entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 78% of the outstanding shares of the Fund. ADI has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
()     In addition, 9% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other funds that are also advised by AIM.
(b)  Corporate Class shares commenced sales on February 23, 2006.

NOTE 7--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on each Fund's financial statements and currently intends for the Funds to adopt FIN 48 provisions during the fiscal year ending August 31, 2008.

Short-Term Investments Trust


NOTE 8--FINANCIAL HIGHLIGHTS

LIQUID ASSETS PORTFOLIO

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                CORPORATE CLASS
                                                              ---------------------------------------------------
                                                                                                   MARCH 29, 2005
                                                                                                    (DATE SALES
                                                              SIX MONTHS ENDED       YEAR ENDED    COMMENCED) TO
                                                                FEBRUARY 28,         AUGUST 31,      AUGUST 31,
                                                                    2007                2006            2005
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                              $   1.00            $  1.00         $   1.00
-----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                               0.03               0.05             0.01
-----------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                       0.00              (0.01)            0.00
=================================================================================================================
    Total from investment operations                                  0.03               0.04             0.01
=================================================================================================================
Less distributions:
  Dividends from net investment income                               (0.03)             (0.04)           (0.01)
-----------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                                 --              (0.00)              --
=================================================================================================================
    Total distributions                                              (0.03)             (0.04)           (0.01)
=================================================================================================================
Net asset value, end of period                                    $   1.00            $  1.00         $   1.00
_________________________________________________________________________________________________________________
=================================================================================================================
Total return(a)                                                       2.61%              4.54%            1.31%
_________________________________________________________________________________________________________________
=================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                          $429,546            $56,634         $466,432
_________________________________________________________________________________________________________________
=================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                      0.15%(b)           0.15%            0.15%(c)
-----------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                   0.21%(b)           0.21%            0.22%(c)
_________________________________________________________________________________________________________________
=================================================================================================================
Ratio of net investment income to average net assets                  5.21%(b)           4.47%            2.41%(c)
_________________________________________________________________________________________________________________
=================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $421,760,781.
(c)  Annualized.

STIC PRIME PORTFOLIO

                                                                                CORPORATE CLASS
                                                              ---------------------------------------------------
                                                                                                   MARCH 31, 2005
                                                                                                    (DATE SALES
                                                              SIX MONTHS ENDED       YEAR ENDED    COMMENCED) TO
                                                                FEBRUARY 28,         AUGUST 31,      AUGUST 31,
                                                                    2007                2006            2005
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                              $   1.00            $   1.00        $  1.00
=================================================================================================================
Net investment income                                                 0.03                0.04           0.01
=================================================================================================================
Less dividends from net investment income                            (0.03)              (0.04)         (0.01)
=================================================================================================================
Net asset value, end of period                                    $   1.00            $   1.00        $  1.00
_________________________________________________________________________________________________________________
=================================================================================================================
Total return(a)                                                       2.62%               4.56%          1.29%
_________________________________________________________________________________________________________________
=================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                          $274,002            $525,682        $53,962
_________________________________________________________________________________________________________________
=================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                      0.15%(b)            0.15%          0.15%(c)
-----------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                   0.22%(b)            0.22%          0.22%(c)
_________________________________________________________________________________________________________________
=================================================================================================================
Ratio of net investment income to average net assets                  5.22%(b)            4.50%          2.45%(c)
_________________________________________________________________________________________________________________
=================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $379,567,501.
(c)  Annualized.

Short-Term Investments Trust

TREASURY PORTFOLIO

                                                                                CORPORATE CLASS
                                                              ---------------------------------------------------
                                                                                                   AUGUST 1, 2005
                                                                                                    (DATE SALES
                                                              SIX MONTHS ENDED       YEAR ENDED    COMMENCED) TO
                                                                FEBRUARY 28,         AUGUST 31,      AUGUST 31,
                                                                    2007                2006            2005
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                              $  1.00              $ 1.00         $  1.00
-----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                              0.03                0.04           0.003
-----------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)             0.00                0.00           0.000
=================================================================================================================
    Total from investment operations                                 0.03                0.04           0.003
=================================================================================================================
Less dividends from net investment income                           (0.03)              (0.04)         (0.003)
=================================================================================================================
Net asset value, end of period                                    $  1.00              $ 1.00         $  1.00
_________________________________________________________________________________________________________________
=================================================================================================================
Total return(a)                                                      2.55%               4.34%           0.28%
_________________________________________________________________________________________________________________
=================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                          $ 1,166              $1,855         $   869
_________________________________________________________________________________________________________________
=================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                     0.15%(b)            0.15%           0.15%(c)
-----------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                  0.22%(b)            0.23%           0.23%(c)
_________________________________________________________________________________________________________________
=================================================================================================================
Ratio of net investment income to average net assets                 5.09%(b)            4.24%           2.30%(c)
_________________________________________________________________________________________________________________
=================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $1,637,308.
(c)  Annualized.

GOVERNMENT & AGENCY PORTFOLIO

                                                                               CORPORATE CLASS
                                                              --------------------------------------------------
                                                                                                   JUNE 30, 2005
                                                                                                    (DATE SALES
                                                              SIX MONTHS ENDED       YEAR ENDED    COMMENCED) TO
                                                                FEBRUARY 28,         AUGUST 31,     AUGUST 31,
                                                                    2007                2006           2005
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                              $  1.00             $  1.00         $  1.00
----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                              0.03                0.04            0.01
----------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                      0.00               (0.00)          (0.00)
================================================================================================================
    Total from investment operations                                 0.03                0.04            0.01
================================================================================================================
Less dividends from net investment income                           (0.03)              (0.04)          (0.01)
================================================================================================================
Net asset value, end of period                                    $  1.00             $  1.00         $  1.00
________________________________________________________________________________________________________________
================================================================================================================
Total return(a)                                                      2.59%               4.46%           1.50%
________________________________________________________________________________________________________________
================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                          $14,389             $28,722         $62,008
________________________________________________________________________________________________________________
================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                     0.15%(b)            0.15%           0.15%(c)
----------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                  0.18%(b)            0.19%           0.20%(c)
________________________________________________________________________________________________________________
================================================================================================================
Ratio of net investment income to average net assets                 5.16%(b)            4.42%           2.39%(c)
________________________________________________________________________________________________________________
================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $27,381,640.
(c)  Annualized.

Short-Term Investments Trust

GOVERNMENT TAXADVANTAGE PORTFOLIO

                                                                          CORPORATE CLASS
                                                              ----------------------------------------
                                                                                     FEBRUARY 23, 2006
                                                                                        (DATE SALES
                                                              SIX MONTHS ENDED         COMMENCED) TO
                                                                FEBRUARY 28,            AUGUST 31,
                                                                    2007                   2006
------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                              $  1.00                 $  1.00
------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                              0.03                    0.02
------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)             0.00                    0.00
======================================================================================================
    Total from investment operations                                 0.03                    0.02
======================================================================================================
Less distributions from net investment income                       (0.03)                  (0.02)
======================================================================================================
Net asset value, end of period                                    $  1.00                 $  1.00
______________________________________________________________________________________________________
======================================================================================================
Total return(a)                                                      2.54%                   2.49%
______________________________________________________________________________________________________
======================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                          $    14                 $    13
______________________________________________________________________________________________________
======================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                     0.15%(b)                0.15%(c)
------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                  0.37%(b)                0.28%(c)
______________________________________________________________________________________________________
======================================================================================================
Ratio of net investment income to average net assets                 5.07%(b)                4.28%(c)
______________________________________________________________________________________________________
======================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b)  Ratios are annualized and based on average daily net assets of $13,473.
(c)  Annualized.

Short-Term Investments Trust


NOTE 9--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

PENDING LITIGATION AND REGULATORY INQUIRIES

    On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the AMVESCAP defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

Short-Term Investments Trust

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Karen Dunn Kelley                             11 Greenway Plaza
                                  President and Principal                       Suite 100
Frank S. Bayley                   Executive Officer                             Houston, TX 77046-1173
James T. Bunch                    Philip A. Taylor                              INVESTMENT ADVISOR
                                  Executive Vice President                      A I M Advisors, Inc.
Bruce L. Crockett                                                               11 Greenway Plaza
Chair                             Todd L. Spillane                              Suite 100
                                  Chief Compliance Officer                      Houston, TX 77046-1173
Albert R. Dowden
                                  Russell C. Burk                               TRANSFER AGENT
Jack M. Fields                    Senior Vice President and Senior Officer      AIM Investment Services, Inc.
                                                                                P.O. Box 4739
Martin L. Flanagan                John M. Zerr                                  Houston, TX 77210-4739
                                  Senior Vice President, Secretary and Chief
Carl Frischling                   Legal Officer                                 CUSTODIAN
                                                                                The Bank of New York
Robert H. Graham                  Sidney M. Dilgren                             2 Hanson Place
Vice Chair                        Vice President, Treasurer                     Brooklyn, NY 11217-1431
                                  and Principal Financial Officer
Prema Mathai-Davis                                                              COUNSEL TO THE FUND
                                  Lisa O. Brinkley                              Ballard Spahr
Lewis F. Pennock                  Vice President                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street, 51st Floor
Ruth H. Quigley                   Kevin M. Carome                               Philadelphia, PA 19103-7599
                                  Vice President
Larry Soll                                                                      COUNSEL TO THE INDEPENDENT TRUSTEES
                                  Patrick J.P. Farmer                           Kramer, Levin, Naftalis & Frankel LLP
Raymond Stickel, Jr.              Vice President                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714
Philip A. Taylor                  Stephen M. Johnson
                                  Vice President                                DISTRIBUTOR
                                                                                Fund Management Company
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. Shareholders can look up the Fund's Form N-Q filings on the SEC Web site, sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02729 and 002-58287.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2006, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. This information is also available on the SEC Web site, sec.gov.

AIMinvestments.com                 STIT-SAR-2            Fund Management Company

                             [AIM INVESTMENTS LOGO]
                            --REGISTERED TRADEMARK--

                                                             INSTITUTIONAL CLASS

                                             SHORT-TERM INVESTMENTS TRUST (STIT)
                                                         Liquid Assets Portfolio
                                                            STIC Prime Portfolio
                                                              Treasury Portfolio
                                                   Government & Agency Portfolio
                                               Government TaxAdvantage Portfolio

                                                               FEBRUARY 28, 2007
                                                               SEMIANNUAL REPORT

 Unless otherwise stated, information presented in this report is as of February
                                     28, 2007, and is based on total net assets.
       Unless otherwise stated, all data presented in this report are from A I M
                                                           Management Group Inc.

                                  [COVER IMAGE]

                                   SEMI ANNUAL

INSIDE THIS REPORT
Letter to Shareholders ..................         1
Fund Data ...............................         2
Fund Objectives and Strategies ..........         2
Fund Composition by Maturity ............         3
Letter from Independent
Chairman of Board of Trustees ...........         4
Calculating Your Ongoing Fund Expenses .....      5
Approval of Investment Advisory Agreement ..      6
Schedule of Investments ....................    F-1
Financial Statements .......................   F-23
Notes to Financial Statements ..............   F-29
Financial Highlights .......................   F-38
Trustees and Officers ......................   F-42

 [AIM INVESTMENTS LOGO]
--registered trademark--

Short-Term Investments Trust

                                             Dear Shareholders:

                                             We are pleased to present this report on the performance of the Institutional Class of the Short-Term Investments Trust, part of AIM Cash Management, for the six months ended
                                             February 28, 2007. Thank you for investing with us.
     [KELLEY
      PHOTO]                                    Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for enhanced yields, each Fund continued to provide competitive returns and maintain a relatively short maturity structure.
Karen Dunn Kelley
                                                Each Fund also continued to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and
                                             AAA from FitchRatings. Fund ratings are subject to change and are based on several factors including an analysis of the Fund's overall credit quality, market price exposure and management.

                                             Market conditions affecting money market funds

                                             Short term interest rates were little changed during the six-month reporting period ended February 28, 2007.(1) During the reporting period, the U.S. Federal Reserve Board
                                             (the Fed) kept its federal funds target rate unchanged at 5.25% at five consecutive meetings--following 17 consecutive increases from June 2004 to June 2006.(2) In its
                                             January 31, 2007, statement, the Fed said that some inflation risks persist and that future target interest rate actions would depend on incoming economic data.(2)

                                                The economy continued to expand, albeit modestly, during the reporting period. Gross domestic product, the broadest measure of economic activity, grew at an annualized rate of 2.0% in the third quarter of 2006 and 2.5% in the fourth quarter.3 While softness in the residential real estate market and weakness in the manufacturing sector weighed on the economy, they failed to slow it down significantly.

                                                Economic uncertainty contributed to an inverted yield curve throughout the reporting period--meaning that short-term Treasuries generally yielded more than long-term
                                             Treasuries, a reversal of the norm.(1) An inverted yield curve traditionally is an indicator of a forthcoming recession. However, declining oil prices, a generally positive stock market and strong corporate earnings provided support for the economy.
                                             At the close of the reporting period, three-month Treasury securities yielded 5.13%
                                             while 30-year Treasury bonds yielded 4.67%.(1)

                                             In conclusion

                                             All of us at AIM Investments are committed to the goals of safety, liquidity and yield in money market fund management. We are also dedicated to excellence in customer service. Should you have questions about this report or your account, please contact one of our Cash Management representatives at 800-659-1005.

                                             Sincerely,

                                             /S/ KAREN DUNN KELLEY


                                             Karen Dunn Kelley
                                             President, Fund Management Company

                                             April 16, 2007

                                             Sources:

                                             (1) Lehman Brothers Inc.;

                                             (2) U.S. Federal Reserve Board;

                                             (3) Bureau of Economic Analysis

                                             The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Short-Term Investments Trust

====================================================================================================================================

FUND DATA

Institutional Class data as of 2/28/07

FUND                                  YIELDS                  WEIGHTED AVERAGE MATURITY    TOTAL NET ASSETS

                                     7-Day SEC
                                  Yield Less Fee
                                  Waivers and/or             Range During     At Close
                      7-Day SEC       Expense      Monthly     Reporting    of Reporting
                        Yield*    Reimbursements    Yield*      Period         Period
Liquid Assets           5.25%          5.19%        5.24%     30-44 days       38 days      $14.19 billion
STIC Prime              5.25           5.18         5.24      12-18 days       14 days        4.23 billion
Treasury                5.13           5.05         5.12      12-37 days       19 days        2.25 billion
Government & Agency     5.19           5.15         5.19      21-41 days       28 days        1.49 billion
Government
TaxAdvantage            5.14           4.89         5.11      14-43 days       26 days      159.48 million

Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher.
Please visit AIMinvestments.com for the most recent month-end performance. Investment returns will vary. Monthly returns represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses.

*    Had certain fees not been waived and/or certain expenses reimbursed currently or in the past, performance would have been lower.

====================================================================================================================================

====================================================================================================================================

FUND OBJECTIVES AND STRATEGIES

Liquid Assets Portfolio                      Government & Agency Portfolio

Liquid Assets Portfolio seeks to provide     Government & Agency Portfolio seeks to
as high a level of current income as is      maximize current income consistent with
consistent with the preservation of          the preservation of capital and the
capital and liquidity.                       maintenance of liquidity.

   The Fund invests primarily in                The Fund invests in direct obligations
short-term money market instruments that     of the U.S. Treasury and other securities
blend top-tier, high quality U.S.            issued or guaranteed as to payment of
dollar denominated obligations, which        principal and interest by the U.S.
include commercial paper, certificates of    government or by its agencies or
deposit, master and promissory notes,        instrumentalities, as well as repurchase
municipal securities and repurchase          agreements secured by such obligations.
agreements.                                  Securities purchased by the portfolio have
                                             maturities of 397 days or less.
STIC Prime Portfolio
                                             Government TaxAdvantage Portfolio
STIC Prime Portfolio seeks to maximize
current income consistent with the           Government TaxAdvantage Portfolio seeks to
preservation of capital and the              maximize current income consistent with
maintenance of liquidity.                    the preservation of capital and the
                                             maintenance of liquidity.
   The Fund invests in high quality U.S.
dollar-denominated commercial paper and         The Fund may invest in direct
other commercial instruments with            obligations of the U.S. Treasury and in
maturities of 60 days or less, including     U.S. government agency securities with
certificates of deposit, repurchase          maturities of 397 days or less. This is
agreements and master notes.                 intended to provide shareholders with
                                             dividends exempt from state and local
Treasury Portfolio                           income taxes in some jurisdictions.
                                             Investors residing in states with state
Treasury Portfolio seeks to maximize         income tax may find it more profitable to
current income consistent with the           invest in this Fund than in a fund not
preservation of capital and the              designed to comply with state tax
maintenance of liquidity.                    considerations. This does not constitute
                                             tax advice. Please consult your tax
   The Fund invests in direct obligations    advisor for your particular situation.
of the U.S. Treasury and repurchase
agreements backed by Treasury obligations.
Securities purchased by the Fund have
maturities of 397 days or less.
====================================================================================================================================

Short-Term Investments Trust

=======================================================================================   ==========================================
FUND COMPOSITION BY MATURITY                                                              FUND COMPOSITION BY MATURITY

IN DAYS, AS OF 2/28/07                                                                     IN DAYS, AS OF 2/28/07

                     LIQUID                           GOVERNMENT &          GOVERNMENT    STIC PRIME PORTFOLIO
                     ASSETS          TREASURY           AGENCY            TAXADVANTAGE
                   PORTFOLIO*       PORTFOLIO         PORTFOLIO**          PORTFOLIO**     1-7                               49.2%

1-7                  52.9%            78.7%             79.1%                 72.2%        8-14                              12.8

8-30                 16.4              0.0               7.4                   7.4        15-21                              11.7

31-90                17.5             10.2               3.0                  12.7        22-28                              12.3

91-180                9.3             11.1               2.5                   2.5        29-35                               4.9

181+                  3.9              0.0               8.0                   5.2        36-42                               2.5

                                                                                          43-60                               6.6

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment
Company Act of 1940.

*    The Fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities. The Fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. The risks of investing in foreign securities and securities which carry foreign credit exposure include decreased publicly available information about issuers, inconsistent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities may also be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions.

**   Treasury securities are guaranteed as to timely payment of principal and interest if held to maturity. Many securities purchased by the Fund are not guaranteed by the U.S. government.
====================================================================================================================================

====================================================================================================================================
AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.
ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN
THE FUND.
====================================================================================================================================

====================================================================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION,
INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
====================================================================================================================================

Short-Term Investments Trust

                                             Dear Fellow AIM Fund Shareholders:

                                             Your AIM Funds Board started 2007 committed to continue working with management at
                                             A I M Advisors, Inc. (AIM) with the goal of improving performance and lowering shareholder  expenses for the AIM Funds.

  [CROCKETT                                     The progress made to date is encouraging. Following the general trends of global
    PHOTO]                                   equity markets and the U.S. stock market, the asset-weighted absolute performance for all the money market, equity and fixed-income AIM Funds improved for the one-year period ended December 31, 2006, as compared to the one-year period ended December 31,
Bruce L. Crockett                            2005, and the one-year period ended December 31, 2004.(1)

                                                In November, your Board approved, subject to shareholder vote, four more AIM Fund consolidations. As always, these decisions were made to benefit existing shareholders and were driven by a desire to improve the merged funds' performance, attract new assets and reduce costs. The asset class subcommittees of your Board's Investments
                                             Committee are meeting frequently with portfolio managers to identify how performance might be further improved.

                                                On the expense side, both AMVESCAP, the parent company of AIM, and AIM continue to take advantage of opportunities for operational consolidation, outsourcing and new technologies to improve cost efficiencies for your benefit. Your Board, for example, takes advantage of effective software solutions that enable us to save money through electronic information sharing. Additional cost-saving steps are under way. I'll report more on these steps once they're completed.

                                                Another major Board initiative for early 2007 is the revision of the AIM Funds'
                                             proxy voting guidelines, a project begun by a special Board task force late last year.
                                             We expect to have new procedures in place for the 2007 spring proxy season that will improve the ability of the AIM Funds to cast votes that are in the best interests of all fund shareholders.

                                                While your Board recognizes that additional work lies ahead, we are gratified that some key external sources have recognized changes at AIM and the AIM Funds in the past two years. An article in the November 21, 2006, issue of Morningstar Report
                                             (Morningstar, Inc. is a leading provider of independent mutual fund investment research) included a review of AIM's progress, highlighting lower expenses, stronger investment teams and an improved sales culture, as well as areas for continued
                                             improvement. I'm looking forward to a return visit to Morningstar this year to review
                                             AIM Funds' performance and governance ratings.

                                                Your Board thanks Mark Williamson, former President and CEO of AIM Investments, who retired from your Board in 2006. He has been succeeded on your Board by Phil Taylor,
                                             President of AIM Funds. We extend a warm welcome to Phil.

                                                I'd like to hear from you. Please write to me at AIM Investments, AIM Investments
                                             Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046. Let me know your thoughts on how your Board is doing and how we might serve you better.

                                             Sincerely,

                                             /S/ BRUCE L. CROCKETT


                                             Bruce L. Crockett
                                             Independent Chair
                                             AIM Funds Board

                                             April 16, 2007

                                             Sources: *A I M Management Group Inc. and Lipper Inc.

                                             (1) Past performance is no guarantee of future results. Please visit AIMinvestments.com for the most recent month-end performance for all AIM funds.

Short-Term Investments Trust

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      estimate the expenses that you paid over        The hypothetical account values and
                                             the period. Simply divide your account       expenses may not be used to estimate the
As a shareholder in the Institutional        value by $1,000 (for example, an $8,600      actual ending account balance or expenses
Class, you incur ongoing costs, such as      account value divided by $1,000 = 8.6),      you paid for the period. You may use this
management fees. This example is intended    then multiply the result by the number in    information to compare the ongoing costs
to help you understand your ongoing costs    the table under the heading entitled         of investing in the Fund and other funds.
(in dollars) of investing in the Funds       "Actual Expenses Paid During Period" to      To do so, compare this 5% hypothetical
and compare these costs with ongoing         estimate the expenses you paid on your       example with the 5% hypothetical examples
costs of investing in other mutual funds.    account during this period.                  that appear in the shareholder reports of
The example is based on an investment of                                                  the other funds.
$1,000 invested at the beginning of the      HYPOTHETICAL EXAMPLE FOR COMPARISON
period and held for the entire period        PURPOSES                                        Please note that the expenses shown in
September 1, 2006, through February 28,                                                   the table are meant to highlight your
2007.                                        The table below also provides information    ongoing costs only. Therefore, the
                                             about hypothetical account values and        hypothetical information is useful in
ACTUAL EXPENSES                              hypothetical expenses based on the Fund's    comparing ongoing costs only, and will
                                             actual expense ratio and an assumed rate     not help you determine the relative total
The table below provides information         of return of 5% per year before expenses,    costs of owning different funds.
about actual account values and actual       which is not the Fund's actual return.
expenses. You may use the information in
this table, together with the amount you
invested, to

====================================================================================================================================
                                                       ACTUAL                            HYPOTHETICAL
                                                                             (5% ANNUAL RETURN BEFORE EXPENSES)

                       BEGINNING             ENDING            EXPENSES            ENDING            EXPENSES        ANNUALIZED
                     ACCOUNT VALUE       ACCOUNT VALUE       PAID DURING       ACCOUNT VALUE       PAID DURING         EXPENSE
FUND                   (9/1/06)           (2/28/07)(1)        PERIOD(2)          (2/28/07)          PERIOD(2)           RATIO
Liquid Assets          $1,000.00           $1,026.30             $0.60           $1,024.20            $0.60             0.12%
STIC Prime              1,000.00            1,026.30              0.60            1,024.20             0.60             0.12
Treasury                1,000.00            1,025.70              0.60            1,024.20             0.60             0.12
Government
& Agency                1,000.00            1,026.00              0.60            1,024.20             0.60             0.12
Government
TaxAdvantage            1,000.00            1,025.60              0.60            1,024.20             0.60             0.12

(1) The actual ending account value is based on the actual total return of the Fund for the period September 1, 2006, through
February 28, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2)Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.
====================================================================================================================================

Short-Term Investments Trust

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the "Board") of       Agreement was appropriate and that AIM       Fund's portfolio management team at this
Short-Term Investments Trust (the "Trust")   currently is providing services in           time. Although the independent written
oversees the management of each series       accordance with the terms of the Advisory    evaluation of the Fund's Senior Officer
portfolio of the Trust (each, a "Fund")      Agreement.                                   (discussed below) only considered Fund
and, as required by law, determines                                                       performance through the most recent
annually whether to approve the              o The quality of services to be provided     calendar year, the Board also reviewed
continuance of each Fund's advisory          by AIM. The Board reviewed the credentials   more recent Fund performance, which did
agreement with A I M Advisors, Inc.          and experience of the officers and           not change their conclusions.
("AIM"). Based upon the recommendation of    employees of AIM who will provide
the Investments Committee of the Board, at   investment advisory services to the Fund.    o The performance of the Fund relative to
a meeting on June 27, 2006, the Board,       In reviewing the qualifications of AIM to    indices. The Board reviewed the
including all of the independent trustees,   provide investment advisory services, the    performance of the Fund during the past
approved the continuance of the advisory     Board considered such issues as AIM's        one, three and five calendar years against
agreement (the "Advisory Agreement")         portfolio and product review process,        the performance of the Lipper
between each Fund and AIM for another        AIM's legal and compliance function, AIM's   Institutional US Government Money Market
year, effective July 1, 2006.                use of technology, AIM's portfolio           Index. The Board noted that the Fund's
                                             administration function and the quality of   performance was comparable to the
   The Board considered the factors          AIM's investment research. Based on the      performance of such Index for the one and
discussed below in evaluating the fairness   review of these and other factors, the       five year periods and above such Index for
and reasonableness of each Fund's Advisory   Board concluded that the quality of          the three year period. Based on this
Agreement at the meeting on June 27, 2006    services to be provided by AIM was           review and after taking account of all of
and as part of the Board's ongoing           appropriate and that AIM currently is        the other factors that the Board
oversight of each Fund. In their             providing satisfactory services in           considered in determining whether to
deliberations, the Board and the             accordance with the terms of the Advisory    continue the Advisory Agreement for the
independent trustees did not identify any    Agreement.                                   Fund, the Board concluded that no changes
particular factor that was controlling,                                                   should be made to the Fund and that it was
and each trustee attributed different        o Meetings with the Fund's portfolio         not necessary to change the Fund's
weights to the various factors.              managers and investment personnel. With      portfolio management team at this time.
                                             respect to the Fund, the Board is meeting    Although the independent written
   One responsibility of the independent     periodically with such Fund's portfolio      evaluation of the Fund's Senior Officer
Senior Officer of the Funds is to manage     managers and/or other investment personnel   (discussed below) only considered Fund
the process by which the Funds' proposed     and believes that such individuals are       performance through the most recent
management fees are negotiated to ensure     competent and able to continue to carry      calendar year, the Board also reviewed
that they are negotiated in a manner which   out their responsibilities under the         more recent Fund performance, which did
is at arms' length and reasonable. To that   Advisory Agreement.                          not change their conclusions.
end, the Senior Officer must either
supervise a competitive bidding process or   o Overall performance of AIM. The Board      o Fees relative to those of clients of AIM
prepare an independent written evaluation.   considered the overall performance of AIM    with comparable investment strategies. The
The Senior Officer has recommended an        in providing investment advisory and         Board reviewed the effective advisory fee
independent written evaluation in lieu of    portfolio administrative services to the     rate (before waivers) for the Fund under
a competitive bidding process and, upon      Fund and concluded that such performance     the Advisory Agreement. The Board noted
the direction of the Board, has prepared     was satisfactory.                            that this rate was below the effective
such an independent written evaluation.                                                   advisory fee rates (before waivers) for
Such written evaluation also considered      o Independent written evaluation and         two mutual funds advised by AIM with
certain of the factors discussed below.      recommendations of the Fund's Senior         investment strategies comparable to those
                                             Officer. The Board noted that, upon their    of the Fund (one of which has an "all-in"
   The discussion below serves as a          direction, the Senior Officer of the Fund,   fee structure whereby AIM pays all of the
summary of the Senior Officer's              who is independent of AIM and AIM's          fund's ordinary operating expenses). The
independent written evaluation, as well as   affiliates, had prepared an independent      Board noted that AIM has agreed to waive
a discussion of the material factors and     written evaluation in order to assist the    fees and/or limit expenses of the Fund, as
the conclusions with respect thereto that    Board in determining the reasonableness of   discussed below. Based on this review, the
formed the basis for the Board's approval    the proposed management fees of the AIM      Board concluded that the advisory fee rate
of each Fund's Advisory Agreement. After     Funds, including the Fund. The Board noted   for the Fund under the Advisory Agreement
consideration of all of the factors below    that the Senior Officer's written            was fair and reasonable.
and based on its informed business           evaluation had been relied upon by the
judgment, the Board determined that each     Board in this regard in lieu of a            o Fees relative to those of comparable
Fund's Advisory Agreement is in the best     competitive bidding process. In              funds with other advisors. The Board
interests of the Fund and its shareholders   determining whether to continue the          reviewed the advisory fee rate for the
and that the compensation to AIM under       Advisory Agreement for the Fund, the Board   Fund under the Advisory Agreement. The
each Fund's Advisory Agreement is fair and   considered the Senior Officer's written      Board compared effective contractual
reasonable and would have been obtained      evaluation.                                  advisory fee rates at a common asset level
through arm's length negotiations.                                                        at the end of the past calendar year and
                                             FUND-SPECIFIC FACTORS WITH SEPARATE          noted that the Fund's rate was below the
   Unless otherwise stated, information      CONCLUSIONS                                  MEDIAN rate of the funds advised by other
presented below is as of June 27, 2006 and                                                advisors with investment strategies
does not reflect any changes that may have   The Board considered the following           comparable to those of the Fund that the
occurred since June 27, 2006, including      fund-specific factors separately for each    Board reviewed. The Board noted that AIM
but not limited to changes to each Fund's    Fund, and reached separate conclusions for   has agreed to waive fees and/or limit
performance, advisory fees, expense          each Fund, which conclusions are set forth   expenses of the Fund, as discussed below.
limitations and/or fee waivers.              below.                                       Based on this review, the Board concluded
                                                                                          that the advisory fee rate for the Fund
FUND-SPECIFIC FACTORS WITH THE SAME          Government & Agency Portfolio                under the Advisory Agreement was fair and
CONCLUSIONS                                                                               reasonable.
                                             o The performance of the Fund relative to
The Board considered the following           comparable funds. The Board reviewed the     o Expense limitations and fee waivers. The
fund-specific factors separately for each    performance of the Fund during the past      Board noted that AIM has contractually
Fund, and reached the same conclusions for   one, three and five calendar years against   agreed to waive fees and/or limit expenses
each Fund, which conclusions are set forth   the performance of funds advised by other    of the Fund in an amount necessary to
below.                                       advisors with investment strategies          limit total annual operating expenses to a
                                             comparable to those of the Fund. The Board   specified percentage of average daily net
o The nature and extent of the advisory      noted that the Fund's performance in such    assets for each class of the Fund. The
services to be provided by AIM. The Board    periods was above the median performance     Board considered the contractual nature of
reviewed the services to be provided by      of such comparable funds. Based on this      this fee waiver/expense limitation and
AIM under the Advisory Agreement. Based on   review and after taking account of all of    noted that it remains in effect until June
such review, the Board concluded that the    the other factors that the Board             30, 2007.
range of services to be provided by AIM      considered in determining whether to
under the Advisory                           continue the Advisory Agreement for the
                                             Fund, the Board concluded that no changes
                                             should be made to the Fund and that it was
                                             not necessary to change the

                                                                                                                         (continued)

Short-Term Investments Trust

The Board considered the effect this fee     o Fees relative to those of clients of AIM   cash and cash collateral from securities
waiver/expense limitation would have on      with comparable investment strategies. The   lending arrangements, if any
the Fund's estimated expenses and            Board reviewed the effective advisory fee    (collectively, "cash balances") of the
concluded that the levels of fee             rate (before waivers) for the Fund under     Fund may be invested in money market funds
waivers/expense limitations for the Fund     the Advisory Agreement. The Board noted      advised by AIM pursuant to the terms of an
were fair and reasonable.                    that this rate was below the effective       SEC exemptive order. The Board found that
                                             advisory fee rate (before waivers) for a     the Fund may realize certain benefits upon
o Breakpoints and economies of scale. The    mutual fund advised by AIM with investment   investing cash balances in AIM advised
Board reviewed the structure of the Fund's   strategies comparable to those of the Fund   money market funds, including a higher net
advisory fee under the Advisory Agreement,   (which has an "all-in" fee structure         return, increased liquidity, increased
noting that it does not include any          whereby AIM pays all of the fund's           diversification or decreased transaction
breakpoints. The Board considered whether    ordinary operating expenses) and above the   costs. The Board also found that the Fund
it would be appropriate to add advisory      effective advisory fee rate (before          will not receive reduced services if it
fee breakpoints for the Fund or whether,     waivers) for a second mutual fund advised    invests its cash balances in such money
due to the nature of the Fund and the        by AIM with investment strategies            market funds. The Board noted that, to the
advisory fee structures of comparable        comparable to those of the Fund. The Board   extent the Fund invests uninvested cash in
funds, it was reasonable to structure the    noted that AIM has agreed to waive fees      affiliated money market funds, AIM has
advisory fee without breakpoints. Based on   and/or limit expenses of the Fund, as        voluntarily agreed to waive a portion of
this review, the Board concluded that it     discussed below. Based on this review, the   the advisory fees it receives from the
was not necessary to add advisory fee        Board concluded that the advisory fee rate   Fund attributable to such investment. The
breakpoints to the Fund's advisory fee       for the Fund under the Advisory Agreement    Board further determined that the proposed
schedule. The Board reviewed the level of    was fair and reasonable.                     securities lending program and related
the Fund's advisory fees, and noted that                                                  procedures with respect to the lending
such fees, as a percentage of the Fund's     o Fees relative to those of comparable       Fund is in the best interests of the
net assets, would remain constant under      funds with other advisors. The Board         lending Fund and its respective
the Advisory Agreement because the           reviewed the advisory fee rate for the       shareholders. The Board therefore
Advisory Agreement does not include any      Fund under the Advisory Agreement. The       concluded that the investment of cash
breakpoints. The Board concluded that the    Board compared effective contractual         collateral received in connection with the
Fund's fee levels under the Advisory         advisory fee rates at a common asset level   securities lending program in the money
Agreement therefore would not reflect        at the end of the past calendar year and     market funds according to the procedures
economies of scale.                          noted that the Fund's rate was below the     is in the best interests of the lending
                                             median rate of the funds advised by other    Fund and its respective shareholders.
o Investments in affiliated money market     advisors with investment strategies
funds. Not applicable because the Fund       comparable to those of the Fund that the     Liquid Assets Portfolio
does not invest in affiliated money market   Board reviewed. The Board noted that AIM
funds.                                       has agreed to waive fees and/or limit        o The performance of the Fund relative to
                                             expenses of the Fund, as discussed below.    comparable funds. The Board reviewed the
GOVERNMENT TAXADVANTAGE PORTFOLIO            Based on this review, the Board concluded    performance of the Fund during the past
                                             that the advisory fee rate for the Fund      one, three and five calendar years against
o The performance of the Fund relative to    under the Advisory Agreement was fair and    the performance of funds advised by other
comparable funds. The Board reviewed the     reasonable.                                  advisors with investment strategies
performance of the Fund during the past                                                   comparable to those of the Fund. The Board
one, three and five calendar years against   o Expense limitations and fee waivers. The   noted that the Fund's performance in such
the performance of funds advised by other    Board noted that AIM has contractually       periods was above the median performance
advisors with investment strategies          agreed to waive fees and/or limit expenses   of such comparable funds. Based on this
comparable to those of the Fund. The Board   of the Fund in an amount necessary to        review and after taking account of all of
noted that the Fund's performance in such    limit total annual operating expenses to a   the other factors that the Board
periods was above the median performance     specified percentage of average daily net    considered in determining whether to
of such comparable funds. Based on this      assets for each class of the Fund. The       continue the Advisory Agreement for the
review and after taking account of all of    Board considered the contractual nature of   Fund, the Board concluded that no changes
the other factors that the Board             this fee waiver/expense limitation and       should be made to the Fund and that it was
considered in determining whether to         noted that it remains in effect until June   not necessary to change the Fund's
continue the Advisory Agreement for the      30, 2007. The Board considered the effect    portfolio management team at this time.
Fund, the Board concluded that no changes    this fee waiver/expense limitation would     Although the independent written
should be made to the Fund and that it was   have on the Fund's estimated expenses and    evaluation of the Fund's Senior Officer
not necessary to change the Fund's           concluded that the levels of fee             (discussed below) only considered Fund
portfolio management team at this time.      waivers/expense limitations for the Fund     performance through the most recent
Although the independent written             were fair and reasonable.                    calendar year, the Board also reviewed
evaluation of the Fund's Senior Officer                                                   more recent Fund performance, which did
(discussed below) only considered Fund       o Breakpoints and economies of scale. The    not change their conclusions.
performance through the most recent          Board reviewed the structure of the Fund's
calendar year, the Board also reviewed       advisory fee under the Advisory Agreement,   o The performance of the Fund relative to
more recent Fund performance, which did      noting that it includes two breakpoints.     indices. The Board reviewed the
not change their conclusions.                The Board reviewed the level of the Fund's   performance of the Fund during the past
                                             advisory fees, and noted that such fees,     one, three and five calendar years against
o The performance of the Fund relative to    as a percentage of the Fund's net assets,    the performance of the Lipper
indices. The Board reviewed the              have decreased as net assets increased       Institutional Money Market Index. The
performance of the Fund during the past      because the Advisory Agreement includes      Board noted that the Fund's performance in
one, three and five calendar years against   breakpoints. The Board noted that, due to    such periods was comparable to the
the performance of the Lipper                the Fund's asset levels at the end of the    performance of such Index. Based on this
Institutional US Government Money Market     past calendar year and the way in which      review and after taking account of all of
Index. The Board noted that the Fund's       the advisory fee breakpoints have been       the other factors that the Board
performance in such periods was comparable   structured, the Fund has yet to fully        considered in determining whether to
to the performance of such Index. Based on   benefit from the breakpoints. The Board      continue the Advisory Agreement for the
this review and after taking account of      concluded that the Fund's fee levels under   Fund, the Board concluded that no changes
all of the other factors that the Board      the Advisory Agreement therefore reflect     should be made to the Fund and that it was
considered in determining whether to         economies of scale and that it was not       not necessary to change the Fund's
continue the Advisory Agreement for the      necessary to change the advisory fee         portfolio management team at this time.
Fund, the Board concluded that no changes    breakpoints in the Fund's advisory fee       Although the independent written
should be made to the Fund and that it was   schedule.                                    evaluation of the Fund's Senior Officer
not necessary to change the Fund's                                                        (discussed below) only considered Fund
portfolio management team at this time.      o Investments in affiliated money market
Although the independent written             funds. The Board also took into account
evaluation of the Fund's Senior Officer      the fact that uninvested
(discussed below) only considered Fund
performance through the most recent
calendar year, the Board also reviewed
more recent Fund performance, which did
not change their conclusions.

                                                                                                                         (continued)

Short-Term Investments Trust

performance through the most recent          o Investments in affiliated money market     other advisors with investment strategies
calendar year, the Board also reviewed       funds. Not applicable because the Fund       comparable to those of the Fund that the
more recent Fund performance, which did      does not invest in affiliated money market   Board reviewed. The Board noted that AIM
not change their conclusions.                funds.                                       has agreed to waive fees and/or limit
                                                                                          expenses of the Fund, as discussed below.
o Fees relative to those of clients of AIM   STIC Prime Portfolio                         Based on this review, the Board concluded
with comparable investment strategies. The                                                that the advisory fee rate for the Fund
Board reviewed the effective advisory fee    o The performance of the Fund relative to    under the Advisory Agreement was fair and
rate (before waivers) for the Fund under     comparable funds. The Board reviewed the     reasonable.
the Advisory Agreement. The Board noted      performance of the Fund during the past
that this rate was (i) the same as the       one, three and five calendar years against   o Expense limitations and fee waives. The
effective advisory fee rate (before          the performance of funds advised by other    Board noted that AIM has contractually
waivers) for a mutual fund advised by AIM    advisors with investment strategies          agreed to waive fees and/or limit expenses
with investment strategies comparable to     comparable to those of the Fund. The Board   of the Fund in an amount necessary to
those of the Fund; and (ii) above the        noted that the Fund's performance in such    limit total annual operating expenses to a
effective fee rates (before waivers) for     periods was above the median performance     specified percentage of average daily net
three collective trust funds sub-advised     of such comparable funds. Based on this      assets for each class of the Fund. The
by an AIM affiliate with investment          review and after taking account of all of    Board considered the contractual nature of
strategies comparable to those of the        the other factors that the Board             this fee waiver/expense limitation and
Fund. The Board noted that AIM has agreed    considered in determining whether to         noted that it remains in effect until June
to waive fees and/or limit expenses of the   continue the Advisory Agreement for the      30, 2007. The Board considered the effect
Fund, as discussed below. Based on this      Fund, the Board concluded that no changes    this fee waiver/expense limitation would
review, the Board concluded that the         should be made to the Fund and that it was   have on the Fund's estimated expenses and
advisory fee rate for the Fund under the     not necessary to change the Fund's           concluded that the levels of fee
Advisory Agreement was fair and              portfolio management team at this time.      waivers/expense limitations for the Fund
reasonable.                                  Although the independent written             were fair and reasonable.
                                             evaluation of the Fund's Senior Officer
o Fees relative to those of comparable       (discussed below) only considered Fund       o Breakpoints and economies of scale. The
funds with other advisors. The Board         performance through the most recent          Board reviewed the structure of the Fund's
reviewed the advisory fee rate for the       calendar year, the Board also reviewed       advisory fee under the Advisory Agreement,
Fund under the Advisory Agreement. The       more recent Fund performance, which did      noting that it does not include any
Board compared effective contractual         not change their conclusions.                breakpoints. The Board considered whether
advisory fee rates at a common asset level                                                it would be appropriate to add advisory
at the end of the past calendar year and     o The performance of the Fund relative to    fee breakpoints for the Fund or whether,
noted that the Fund's rate was below the     indices. The Board reviewed the              due to the nature of the Fund and the
median rate of the funds advised by other    performance of the Fund during the past      advisory fee structures of comparable
advisors with investment strategies          one, three and five calendar years against   funds, it was reasonable to structure the
comparable to those of the Fund that the     the performance of the Lipper                advisory fee without breakpoints. Based on
Board reviewed. The Board noted that AIM     Institutional Money Market Fund Index. The   this review, the Board concluded that it
has agreed to waive fees and/or limit        Board noted that the Fund's performance in   was not necessary to add advisory fee
expenses of the Fund, as discussed below.    such periods was comparable to the           breakpoints to the Fund's advisory fee
Based on this review, the Board concluded    performance of such Index. Based on this     schedule. The Board reviewed the level of
that the advisory fee rate for the Fund      review and after taking account of all of    the Fund's advisory fees, and noted that
under the Advisory Agreement was fair and    the other factors that the Board             such fees, as a percentage of the Fund's
reasonable.                                  considered in determining whether to         net assets, would remain constant under
                                             continue the Advisory Agreement for the      the Advisory Agreement because the
o Expense limitations and fee waives. The    Fund, the Board concluded that no changes    Advisory Agreement does not include any
Board noted that AIM has contractually       should be made to the Fund and that it was   breakpoints. The Board concluded that the
agreed to waive fees and/or limit expenses   not necessary to change the Fund's           Fund's fee levels under the Advisory
of the Fund in an amount necessary to        portfolio management team at this time.      Agreement therefore would not reflect
limit total annual operating expenses to a   Although the independent written             economies of scale.
specified percentage of average daily net    evaluation of the Fund's Senior Officer
assets for each class of the Fund. The       (discussed below) only considered Fund       o Investments in affiliated money market
Board considered the contractual nature of   performance through the most recent          funds. Not applicable because the Fund
this fee waiver/expense limitation and       calendar year, the Board also reviewed       does not invest in affiliated money market
noted that it remains in effect until June   more recent Fund performance, which did      funds.
30, 2007. The Board considered the effect    not change their conclusions.
this fee waiver/expense limitation would                                                  Treasury Portfolio
have on the Fund's estimated expenses and    o Fees relative to those of clients of AIM
concluded that the levels of fee             with comparable investment strategies. The   o The performance of the Fund relative to
waivers/expense limitations for the Fund     Board reviewed the effective advisory fee    comparable funds. The Board reviewed the
were fair and reasonable.                    rate (before waivers) for the Fund under     performance of the Fund during the past
                                             the Advisory Agreement. The Board noted      one, three and five calendar years against
o Breakpoints and economies of scale. The    that this rate was (i) the same as the       the performance of funds advised by other
Board reviewed the structure of the Fund's   effective advisory fee rate (before          advisors with investment strategies
advisory fee under the Advisory Agreement,   waivers) for a mutual fund advised by AIM    comparable to those of the Fund. The Board
noting that it does not include any          with investment strategies comparable to     noted that the Fund's performance in such
breakpoints. The Board considered whether    those of the Fund; and (ii) above the        periods was above the median performance
it would be appropriate to add advisory      effective fee rates (before waivers) for     of such comparable funds. Based on this
fee breakpoints for the Fund or whether,     three collective trust funds sub-advised     review and after taking account of all of
due to the nature of the Fund and the        by an AIM affiliate with investment          the other factors that the Board
advisory fee structures of comparable        strategies comparable to those of the        considered in determining whether to
funds, it was reasonable to structure the    Fund. The Board noted that AIM has agreed    continue the Advisory Agreement for the
advisory fee without breakpoints. Based on   to waive fees and/or limit expenses of the   Fund, the Board concluded that no changes
this review, the Board concluded that it     Fund, as discussed below. Based on this      should be made to the Fund and that it was
was not necessary to add advisory fee        review, the Board concluded that the         not necessary to change the Fund's
breakpoints to the Fund's advisory fee       advisory fee rate for the Fund under the     portfolio management team at this time.
schedule. The Board reviewed the level of    Advisory Agreement was fair and              Although the independent written
the Fund's advisory fees, and noted that     reasonable.                                  evaluation of the Fund's Senior Officer
such fees, as a percentage of the Fund's                                                  (discussed below) only considered Fund
net assets, would remain constant under      o Fees relative to those of comparable       performance through the most recent
the Advisory Agreement because the           funds with other advisors. The Board         calendar year, the Board also reviewed
Advisory Agreement does not include any      reviewed the advisory fee rate for the       more recent Fund performance, which did
breakpoints. The Board concluded that the    Fund under the Advisory Agreement. The       not change their conclusions.
Fund's fee levels under the Advisory         Board compared effective contractual
Agreement therefore would not reflect        advisory fee rates at a common asset level
economies of scale.                          at the end of the past calendar year and
                                             noted that the Fund's rate was comparable
                                             to the median rate of the funds advised by

                                                                                                                         (continued)

Short-Term Investments Trust

o The performance of the Fund relative to    ule. The Board reviewed the level of the     o AIM's financial soundness in light of
indices. The Board reviewed the              Fund's advisory fees, and noted that such    the Fund's needs. The Board considered
performance of the Fund during the past      fees, as a percentage of the Fund's net      whether AIM is financially sound and has
one, three and five calendar years against   assets, would remain constant under the      the resources necessary to perform its
the performance of the Lipper                Advisory Agreement because the Advisory      obligations under the Advisory Agreement,
Institutional US Treasury Money Market       Agreement does not include any               and concluded that AIM has the financial
Index. The Board noted that the Fund's       breakpoints. The Board concluded that the    resources necessary to fulfill its
performance was comparable to the            Fund's fee levels under the Advisory         obligations under the Advisory Agreement.
performance of such Index for the one year   Agreement therefore would not reflect
period and above such Index for the three    economies of scale.                          o Historical relationship between the Fund
and five year periods. Based on this                                                      and AIM. In determining whether to
review and after taking account of all of    o Investments in affiliated money market     continue the Advisory Agreement for the
the other factors that the Board             funds. The Board also took into account      Fund, the Board also considered the prior
considered in determining whether to         the fact that uninvested cash and cash       relationship between AIM and the Fund, as
continue the Advisory Agreement for the      collateral from securities lending           well as the Board's knowledge of AIM's
Fund, the Board concluded that no changes    arrangements, if any (collectively, "cash    operations, and concluded that it was
should be made to the Fund and that it was   balances") of the Fund may be invested in    beneficial to maintain the current
not necessary to change the Fund's           money market funds advised by AIM pursuant   relationship, in part, because of such
portfolio management team at this time.      to the terms of an SEC exemptive order.      knowledge. The Board also reviewed the
Although the independent written             The Board found that the Fund may realize    general nature of the non-investment
evaluation of the Fund's Senior Officer      certain benefits upon investing cash         advisory services currently performed by
(discussed below) only considered Fund       balances in AIM advised money market         AIM and its affiliates, such as
performance through the most recent          funds, including a higher net return,        administrative, transfer agency and
calendar year, the Board also reviewed       increased liquidity, increased               distribution services, and the fees
more recent Fund performance, which did      diversification or decreased transaction     received by AIM and its affiliates for
not change their conclusions.                costs. The Board also found that the Fund    performing such services. In addition to
                                             will not receive reduced services if it      reviewing such services, the trustees also
o Fees relative to those of clients of AIM   invests its cash balances in such money      considered the organizational structure
with comparable investment strategies. The   market funds. The Board noted that, to the   employed by AIM and its affiliates to
Board noted that AIM does not serve as an    extent the Fund invests uninvested cash in   provide those services. Based on the
advisor to other mutual funds or other       affiliated money market funds, AIM has       review of these and other factors, the
clients with investment strategies           voluntarily agreed to waive a portion of     Board concluded that AIM and its
comparable to those of the Fund.             the advisory fees it receives from the       affiliates were qualified to continue to
                                             Fund attributable to such investment. The    provide non-investment advisory services
o Fees relative to those of comparable       Board further determined that the proposed   to the Fund, including administrative,
funds with other advisors. The Board         securities lending program and related       transfer agency and distribution services,
reviewed the advisory fee rate for the       procedures with respect to the lending       and that AIM and its affiliates currently
Fund under the Advisory Agreement. The       Fund is in the best interests of the         are providing satisfactory non-investment
Board compared effective contractual         lending Fund and its respective              advisory services.
advisory fee rates at a common asset level   shareholders. The Board therefore
at the end of the past calendar year and     concluded that the investment of cash        o Other factors and current trends. The
noted that the Fund's rate was below the     collateral received in connection with the   Board considered the steps that AIM and
median rate of the funds advised by other    securities lending program in the money      its affiliates have taken over the last
advisors with investment strategies          market funds according to the procedures     several years, and continue to take, in
comparable to those of the Fund that the     is in the best interests of the lending      order to improve the quality and
Board reviewed. The Board noted that AIM     Fund and its respective shareholders.        efficiency of the services they provide to
has agreed to waive fees and/or limit                                                     the Funds in the areas of investment
expenses of the Fund, as discussed below.    Global Factors                               performance, product line diversification,
Based on this review, the Board concluded                                                 distribution, fund operations, shareholder
that the advisory fee rate for the Fund      The Board considered the following global    services and compliance. The Board
under the Advisory Agreement was fair and    factors for each Fund and reached the same   concluded that these steps taken by AIM
reasonable.                                  conclusions for each Fund, which             have improved, and are likely to continue
                                             conclusions are set forth below.             to improve, the quality and efficiency of
o Expense limitations and fee waivers. The                                                the services AIM and its affiliates
Board noted that AIM has contractually       o Profitability of AIM and its affiliates.   provide to the Fund in each of these
agreed to waive fees and/or limit expenses   The Board reviewed information concerning    areas, and support the Board's approval of
of the Fund in an amount necessary to        the profitability of AIM's (and its          the continuance of the Advisory Agreement
limit total annual operating expenses to a   affiliates') investment advisory and other   for the Fund.
specified percentage of average daily net    activities and its financial condition.
assets for each class of the Fund. The       The Board considered the overall
Board considered the contractual nature of   profitability of AIM, as well as the
this fee waiver/expense limitation and       profitability of AIM in connection with
noted that it remains in effect until June   managing the Fund. The Board noted that
30, 2007. The Board considered the effect    AIM's operations remain profitable,
this fee waiver/expense limitation would     although increased expenses in recent
have on the Fund's estimated expenses and    years have reduced AIM's profitability.
concluded that the levels of fee             Based on the review of the profitability
waivers/expense limitations for the Fund     of AIM's and its affiliates' investment
were fair and reasonable.                    advisory and other activities and its
                                             financial condition, the Board concluded
o Breakpoints and economies of scale. The    that the compensation to be paid by the
Board reviewed the structure of the Fund's   Fund to AIM under its Advisory Agreement
advisory fee under the Advisory Agreement,   was not excessive.
noting that it does not include any
breakpoints. The Board considered whether    o Benefits of soft dollars to AIM. The
it would be appropriate to add advisory      Board considered the benefits realized by
fee breakpoints for the Fund or whether,     AIM as a result of brokerage transactions
due to the nature of the Fund and the        executed through "soft dollar"
advisory fee structures of comparable        arrangements. Under these arrangements,
funds, it was reasonable to structure the    brokerage commissions paid by other funds
advisory fee without breakpoints. Based on   advised by AIM are used to pay for
this review, the Board concluded that it     research and execution services. This
was not necessary to add advisory fee        research may be used by AIM in making
breakpoints to the Fund's advisory fee       investment decisions for the Fund. The
sched-                                       Board concluded that such arrangements
                                             were appropriate.

Short-Term Investments Trust

LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS

February 28, 2007
(Unaudited)

                                                              PRINCIPAL
                                                               AMOUNT
                                                MATURITY        (000)           VALUE
------------------------------------------------------------------------------------------
COMMERCIAL PAPER-33.16%(A)

ASSET-BACKED SECURITIES-COMMERCIAL
 LOANS/LEASES-2.73%


Amstel Funding Corp.
 (Acquired 12/01/06;
 Cost $156,874,148)
 5.16%(b)(c)                                     05/29/07     $161,005     $   158,951,113
------------------------------------------------------------------------------------------
 (Acquired 02/23/07;
 Cost $101,937,225)
 5.19%(b)(c)                                     08/24/07      104,622         101,967,391
------------------------------------------------------------------------------------------
 (Acquired 12/01/06;
 Cost $148,013,167)
 5.24%(b)(c)                                     03/05/07      150,000         149,912,667
------------------------------------------------------------------------------------------
Atlantis One Funding Corp.
 (Acquired 11/10/06;
 Cost $97,390,583)
 5.19%(b)(c)                                     05/10/07      100,000          98,990,833
------------------------------------------------------------------------------------------
 (Acquired 11/07/06;
 Cost $34,067,176)
 5.19%(b)(c)                                     05/18/07       35,037          34,643,009
==========================================================================================
                                                                               544,465,013
==========================================================================================



ASSET-BACKED SECURITIES-FULLY SUPPORTED
 BANK-5.90%


Concord Minutemen Capital Co., LLC- Series A
 (Multi CEP's-Liberty Hampshire Co., LLC;
 agent) (Acquired 02/02/07;
 Cost $48,692,778)
 5.20%(b)                                        08/02/07       50,000          48,887,778
------------------------------------------------------------------------------------------
 (Acquired 01/10/07;
 Cost $100,016,861)
 5.21%(b)                                        06/08/07      102,206         100,741,644
------------------------------------------------------------------------------------------
 (Acquired 10/20/06;
 Cost $47,738,339)
 5.22%(b)                                        04/19/07       49,025          48,676,677
------------------------------------------------------------------------------------------
 (Acquired 09/19/06;
 Cost $156,252,977)
 5.25%(b)                                        03/23/07      160,589         160,073,365
------------------------------------------------------------------------------------------
Crown Point Capital Co., LLC-
 Series A (Multi CEP's-Liberty Hampshire Co.,
 LLC; agent) (Acquired 10/13/06;
 Cost $97,493,903)
 5.22%(b)                                        04/04/07      100,000          99,507,472
------------------------------------------------------------------------------------------
 (Acquired 02/21/07;
 Cost $99,604,750)
 5.27%(b)                                        03/20/07      100,000          99,721,861
------------------------------------------------------------------------------------------
Govco Inc.
 (Multi CEP's-Government sponsored entities)
 (Acquired 09/19/06;
 Cost $34,237,565)
 5.25%(b)                                        03/16/07       35,150          35,073,109
------------------------------------------------------------------------------------------
Legacy Capital Co., LLC
 Series A (Multi CEP's-Liberty Hampshire Co.,
 LLC; agent) (Acquired 02/02/07;
 Cost $99,590,111)
 5.27%(b)                                        03/02/07      100,000          99,985,361
------------------------------------------------------------------------------------------

                                                              PRINCIPAL
                                                               AMOUNT
                                                MATURITY        (000)           VALUE
------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-FULLY SUPPORTED BANK-(CONTINUED)

Lexington Parker Capital Co., LLC
 (Multi CEP's-Liberty Hampshire Co., LLC;
 agent)
 (Acquired 12/05/06;
 Cost $99,187,000)
 5.18%(b)                                        04/10/07     $100,000     $    99,424,445
------------------------------------------------------------------------------------------
 (Acquired 01/23/07;
 Cost $136,339,778)
 5.20%(b)                                        07/25/07      140,000         137,047,556
------------------------------------------------------------------------------------------
 (Acquired 01/10/07;
 Cost $122,843,125)
 5.22%(b)                                        05/11/07      125,000         123,713,125
------------------------------------------------------------------------------------------
Long Lane Master Trust IV
 Series A (CEP-Bank of America, N.A.)
 (Acquired 12/07/06;
 Cost $97,026,831)
 5.25%(b)                                        03/07/07       98,316          98,230,055
------------------------------------------------------------------------------------------
Variable Funding Capital Co. LLC
 (CEP-Wachovia Bank, N.A.)
 (Acquired 02/08/07;
 Cost $24,868,250)
 5.27%(b)                                        03/16/07       25,000          24,945,104
==========================================================================================
                                                                             1,176,027,552
==========================================================================================


ASSET-BACKED SECURITIES-MULTI-PURPOSE-2.75%


Amsterdam Funding Corp.
 (Acquired 11/07/06;
 Cost $48,736,111)
 5.20%(b)                                        05/01/07       50,000          49,559,444
------------------------------------------------------------------------------------------
 (Acquired 11/07/06;
 Cost $48,728,889)
 5.20%(b)                                        05/02/07       50,000          49,552,222
------------------------------------------------------------------------------------------
 (Acquired 11/07/06;
 Cost $48,721,667)
 5.20%(b)                                        05/03/07       50,000          49,545,000
------------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust

                                                              PRINCIPAL
                                                               AMOUNT
                                                MATURITY        (000)           VALUE
------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

Atlantic Asset Securitization LLC
 (Acquired 09/20/06;
 Cost $50,615,759)
 5.24%(b)                                        03/20/07     $ 51,984     $    51,840,373
------------------------------------------------------------------------------------------
 (Acquired 02/12/07;
 Cost $197,829,974)
 5.27%(b)                                        03/12/07      198,615         198,295,175
------------------------------------------------------------------------------------------
Sheffield Receivables Corp.
 (Acquired 01/30/07;
 Cost $149,319,292)
 5.27%(b)                                        03/02/07      150,000         149,978,042
==========================================================================================
                                                                               548,770,256
==========================================================================================



ASSET-BACKED SECURITIES-SECURITY INVESTMENT
 VEHICLES-15.83%


Aquifer Funding Ltd./LLC
 (Acquired 02/06/07;
 Cost $248,975,278)
 5.27%(b)                                        03/06/07      250,000         249,817,014
------------------------------------------------------------------------------------------
 (Acquired 02/07/07;
 Cost $199,180,222)
 5.27%(b)                                        03/07/07      200,000         199,824,333
------------------------------------------------------------------------------------------
Beta Finance Corp./Inc.
 (Acquired 10/20/06;
 Cost $30,168,425)
 5.22%(b)(c)                                     04/23/07       31,000          30,761,765
------------------------------------------------------------------------------------------
Grampian Funding Ltd./LLC
 (Acquired 12/13/06;
 Cost $14,614,777)
 5.17%(b)(c)                                     06/11/07       15,000          14,780,488
------------------------------------------------------------------------------------------
 (Acquired 12/08/06;
 Cost $122,173,455)
 5.19%(b)(c)                                     05/14/07      125,000         123,667,743
------------------------------------------------------------------------------------------
 (Acquired 11/20/06;
 Cost $98,225,917)
 5.24%(b)(c)                                     03/22/07      100,000          99,694,625
------------------------------------------------------------------------------------------
Grenadier Funding Ltd./Corp.
 (Acquired 02/08/07;
 Cost $100,011,860)
 5.25%(b)                                        05/08/07      101,327         100,322,174
------------------------------------------------------------------------------------------
 (Acquired 02/14/07;
 Cost $132,454,075)
 5.25%(b)                                        05/14/07      134,176         132,728,017
------------------------------------------------------------------------------------------
 (Acquired 02/06/07;
 Cost $135,076,828)
 5.26%(b)                                        04/25/07      136,634         135,535,994
------------------------------------------------------------------------------------------
Liberty Harbour CDO Ltd./Inc.
 (Acquired 02/01/07;
 Cost $98,932,375)
 5.27%(b)                                        04/16/07      100,000          99,327,250
------------------------------------------------------------------------------------------
 (Acquired 02/06/07;
 Cost $129,199,200)
 5.28%(b)                                        03/22/07      130,000         129,599,600
------------------------------------------------------------------------------------------

                                                              PRINCIPAL
                                                               AMOUNT
                                                MATURITY        (000)           VALUE
------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-SECURITY INVESTMENT
  VEHICLES-(CONTINUED)

Liberty Harbour II CDO Ltd./Inc.
 (Acquired 02/27/07;
 Cost $99,633,333)
 5.28%(b)                                        03/26/07     $100,000     $    99,633,333
------------------------------------------------------------------------------------------
 (Acquired 02/27/07;
 Cost $149,098,854)
 5.28%(b)                                        04/11/07      150,000         149,098,854
------------------------------------------------------------------------------------------
 (Acquired 02/27/07;
 Cost $149,076,000)
 5.28%(b)                                        04/12/07      150,000         149,076,000
------------------------------------------------------------------------------------------
 (Acquired 02/27/07;
 Cost $79,788,000)
 5.30%(b)                                        03/19/07       80,000          79,788,000
------------------------------------------------------------------------------------------
Scaldis Capital Ltd./LLC
 (Acquired 02/22/07;
 Cost $176,122,275)
 5.21%(b)(c)                                     07/25/07      180,000         176,200,350
------------------------------------------------------------------------------------------
Sigma Finance Inc.
 (Acquired 12/06/06;
 Cost $97,411,556)
 5.12%(b)(c)                                     06/06/07      100,000          98,620,445
------------------------------------------------------------------------------------------
 (Acquired 11/16/06;
 Cost $70,138,400)
 5.20%(b)(c)                                     05/14/07       72,000          71,230,400
------------------------------------------------------------------------------------------
Solitaire Funding Ltd./LLC
 (Acquired 01/03/07;
 Cost $98,688,750)
 5.25%(b)(c)                                     04/05/07      100,000          99,490,069
------------------------------------------------------------------------------------------
 (Acquired 01/22/07;
 Cost $197,348,361)
 5.25%(b)(c)                                     04/23/07      200,000         198,455,639
------------------------------------------------------------------------------------------
Tierra Alta Funding I, Ltd./Corp.
 (Acquired 02/08/07;
 Cost $149,231,458)
 5.27%(b)                                        03/15/07      150,000         149,692,583
------------------------------------------------------------------------------------------
 (Acquired 02/21/07;
 Cost $49,787,736)
 5.27%(b)                                        03/22/07       50,000          49,846,292
------------------------------------------------------------------------------------------
 (Acquired 02/07/07;
 Cost $75,365,266)
 5.28%(b)                                        03/01/07       75,609          75,609,000
------------------------------------------------------------------------------------------
 (Acquired 02/12/07;
 Cost $134,307,656)
 5.28%(b)                                        03/20/07      135,000         134,624,156
------------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust

                                                              PRINCIPAL
                                                               AMOUNT
                                                MATURITY        (000)           VALUE
------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-SECURITY INVESTMENT
  VEHICLES-(CONTINUED)

Zenith Funding Ltd./Corp.
 (Acquired 02/22/07;
 Cost $306,328,036)
 5.25%(b)                                        05/23/07     $310,238     $   306,482,828
==========================================================================================
                                                                             3,153,906,952
==========================================================================================


DIVERSIFIED BANKS-3.77%

CALYON North America Inc.
 5.23%(c)                                        03/14/07      100,000          99,811,229
------------------------------------------------------------------------------------------
 5.24%(c)                                        03/01/07      110,000         110,000,000
------------------------------------------------------------------------------------------
HBOS Treasury Services PLC
 5.20%(c)                                        07/23/07      150,000         146,883,000
------------------------------------------------------------------------------------------
 5.22%(c)                                        03/13/07      100,000          99,826,000
------------------------------------------------------------------------------------------
Societe Generale North America
 5.12%(c)                                        08/03/07      100,000          97,797,709
------------------------------------------------------------------------------------------
 5.18%(c)                                        06/13/07      200,000         197,007,111
==========================================================================================
                                                                               751,325,049
==========================================================================================


REGIONAL BANKS-2.18%

Bank of Ireland
 (Acquired 12/07/06;
 Cost $92,930,267)
 5.16%(b)(c)                                     05/08/07       95,000          94,074,067
------------------------------------------------------------------------------------------
 (Acquired 11/28/06;
 Cost $73,697,500)
 5.21%(b)(c)                                     03/30/07       75,000          74,685,229
------------------------------------------------------------------------------------------
Banque et Caisse d'Epargne de l'Etat
 (Acquired 02/02/07;
 Cost $19,910,272)
 5.21%(c)                                        03/05/07       20,000          19,988,422
------------------------------------------------------------------------------------------
Danske Corp.
 5.20%(c)                                        08/13/07      150,000         146,425,000
------------------------------------------------------------------------------------------
Northern Rock PLC
 (Acquired 11/07/06;
 Cost $98,251,667)
 5.25%(b)(c)                                     03/07/07      100,000          99,912,584
==========================================================================================
                                                                               435,085,302
==========================================================================================
 Total Commercial Paper (Cost $6,609,580,124)                                6,609,580,124
==========================================================================================


CERTIFICATES OF DEPOSIT-10.87%

Barclays Bank PLC (United Kingdom)
 5.13%(c)                                        03/26/07      100,000         100,000,000
------------------------------------------------------------------------------------------
 5.32%(c)                                        04/27/07      100,000         100,000,000
------------------------------------------------------------------------------------------
 5.34%(c)                                        05/08/07       99,000          99,000,000
------------------------------------------------------------------------------------------
Barclays Bank PLC 5.45%                          06/12/07      102,000         102,000,000
------------------------------------------------------------------------------------------
CALYON
 5.29%                                           03/06/07      150,000         150,000,000
------------------------------------------------------------------------------------------
 5.37%(d)                                        11/09/07      190,000         190,000,000
------------------------------------------------------------------------------------------

                                                              PRINCIPAL
                                                               AMOUNT
                                                MATURITY        (000)           VALUE
------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT-(CONTINUED)

CALYON (United Kingdom)
 5.35%(c)                                        05/07/07     $100,000     $   100,000,000
------------------------------------------------------------------------------------------
Credit Agricole S.A. (United Kingdom)
 5.36%(c)                                        04/23/07      185,000         185,000,000
------------------------------------------------------------------------------------------
Deutsche Bank
 5.35%                                           08/06/07      100,000         100,000,000
------------------------------------------------------------------------------------------
 5.40%                                           12/12/07      150,000         150,000,000
------------------------------------------------------------------------------------------
 5.40%                                           01/09/08       90,000          90,000,000
------------------------------------------------------------------------------------------
Deutsche Bank (United Kingdom)
 5.34%(c)                                        07/23/07      150,000         150,000,000
------------------------------------------------------------------------------------------
HBOS Treasury Services PLC
 5.20%                                           03/30/07      105,000         105,000,000
------------------------------------------------------------------------------------------
 5.31%                                           04/19/07       50,000          50,000,000
------------------------------------------------------------------------------------------
 5.32%                                           07/25/07       45,000          45,000,000
------------------------------------------------------------------------------------------
 5.42%                                           06/08/07      100,000         100,000,000
------------------------------------------------------------------------------------------
Lloyds TSB Bank PLC 5.30%                        10/09/07      100,000         100,000,000
------------------------------------------------------------------------------------------
Societe Generale S.A. (United Kingdom)
 5.26%(c)                                        04/20/07       50,000          50,000,000
------------------------------------------------------------------------------------------
 5.29%(c)                                        06/12/07      100,000         100,000,000
------------------------------------------------------------------------------------------
 5.30%(c)                                        10/09/07      100,000         100,000,000
==========================================================================================
 Total Certificates of Deposit (Cost
 $2,166,000,000)                                                             2,166,000,000
==========================================================================================

VARIABLE RATE DEMAND NOTES-8.60%(D)(E)

INSURED-1.94%(F)


Aerospace Corp.; Series 2006, Taxable Bonds
 (INS-Financial Guaranty Insurance Co.)
 5.31%(g)                                        06/01/36       25,000          25,000,000
------------------------------------------------------------------------------------------
Baptist Health System of South Florida;
 Series 1995 A Taxable RB (INS-MBIA Insurance
 Corp.)
 5.32%(g)                                        05/15/17       14,935          14,935,000
------------------------------------------------------------------------------------------
 Series 1995 B Taxable RB (INS-MBIA Insurance
 Corp.)
 5.32%(g)                                        05/15/25       18,900          18,900,000
------------------------------------------------------------------------------------------
California (State of) Housing Finance Agency;
 Series 1998 P Taxable Home Mortgage RB
 (INS-Financial Security Assurance Inc.)
 5.30%(g)                                        08/01/29       21,700          21,700,000
------------------------------------------------------------------------------------------
 Series 1998 T Taxable Home Mortgage RB
 (INS-Ambac Assurance Corp.)
 5.29%(g)                                        08/01/29        7,780           7,780,000
------------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust

                                                              PRINCIPAL
                                                               AMOUNT
                                                MATURITY        (000)           VALUE
------------------------------------------------------------------------------------------
INSURED-(CONTINUED)

Illinois (State of) Student Assistance
 Commission;
 Series 1998 B Taxable Student Loan RB
 (INS-MBIA Insurance Corp.) 5.31%(g)             09/01/32     $ 15,370     $    15,370,000
------------------------------------------------------------------------------------------
 Series 1999 B-II Taxable Student Loan RB
 (INS-MBIA Insurance Corp.)
 5.31%(g)                                        09/01/34        2,000           2,000,000
------------------------------------------------------------------------------------------
 Series 1999 B-III Taxable Student Loan RB
 (INS-MBIA Insurance Corp.)
 5.31%(g)                                        09/01/34        4,750           4,750,000
------------------------------------------------------------------------------------------
Loanstar Assets Partners II;
 Series 2001 Tranche 1 Taxable Student Loan
 RB (INS-MBIA Insurance Corp.) (Acquired
 11/14/02; Cost $25,000,000)
 5.31%(b)(g)                                     09/01/36       25,000          25,000,000
------------------------------------------------------------------------------------------
 Series 2002 Tranche 1 Taxable Student Loan
 RB (INS-MBIA Insurance Corp.) (Acquired
 08/02/04; Cost $60,000,000)
 5.31%(b)(g)                                     08/01/37       60,000          60,000,000
------------------------------------------------------------------------------------------
 Series 2002 Tranche 2 Taxable Student Loan
 RB (INS-MBIA Insurance Corp.) (Acquired
 08/02/04; Cost $40,000,000)
 5.31%(b)(g)                                     08/01/37       40,000          40,000,000
------------------------------------------------------------------------------------------
 Series 2002 Tranche 3 Taxable Student Loan
 RB (INS-MBIA Insurance Corp.) (Acquired
 08/02/04; Cost $50,000,000)
 5.31%(b)(g)                                     08/01/37       50,000          50,000,000
------------------------------------------------------------------------------------------
 Series 2002 Tranche 4 Taxable Student Loan
 RB (INS-MBIA Insurance Corp.) (Acquired
 08/02/04; Cost $50,000,000)
 5.31%(b)(g)                                     08/01/37       50,000          50,000,000
------------------------------------------------------------------------------------------
Minnesota (State of), Fairview Hospital and
 Healthcare Services; Series 1994 A, Taxable
 ACES (INS-MBIA Insurance Corp.)
 5.32%(g)                                        11/01/15        3,400           3,400,000
------------------------------------------------------------------------------------------
New Jersey (State of) Housing and Mortgage
 Finance Agency; Series 2006 B, Taxable RB
 (INS-Financial Security Assurance Inc.)
 5.30%(g)                                        05/01/28        9,145           9,145,000
------------------------------------------------------------------------------------------
North Carolina (State of) Education
 Assistance Authority; Series 2005 A-5,
 Taxable Student Loan RB (INS-Ambac Assurance
 Corp.) 5.30%(g)                                 09/01/35        6,500           6,500,000
------------------------------------------------------------------------------------------
North Miami (City of), Florida; Series 2002,
 Refunding Special Obligation Taxable RB
 (INS-Ambac Assurance Corp.)
 5.35%(g)                                        07/01/32       14,130          14,130,000
------------------------------------------------------------------------------------------

                                                              PRINCIPAL
                                                               AMOUNT
                                                MATURITY        (000)           VALUE
------------------------------------------------------------------------------------------
INSURED-(CONTINUED)

Omaha (City of) Nebraska; (Riverfront
 Redevelopment Project) Series 2002 B,
 Special Obligation Taxable RB (INS-Ambac
 Assurance Corp.)
 5.37%(g)                                        02/01/26     $ 10,235     $    10,235,000
------------------------------------------------------------------------------------------
Omaha (City of), Nebraska; Special Tax
 Redevelopment; Series 2002 B, Taxable RB
 (INS-Ambac Assurance Corp.)
 5.37%(g)                                        02/01/13        1,300           1,300,000
------------------------------------------------------------------------------------------
Orange (County of), California Board of
 Education (Esplanade Project); Series 2002,
 Taxable COP (INS-Financial Security
 Assurance Inc.)
 5.32%                                           06/01/32        6,700           6,700,000
==========================================================================================
                                                                               386,845,000
==========================================================================================

LETTER OF CREDIT ENHANCED-6.66%(H)

422 Capital LLC; Series 2004-A, Taxable Notes
 (LOC-Wachovia Bank, N.A.)
 5.32%(g)                                        12/01/44       11,650          11,650,000
------------------------------------------------------------------------------------------
989 Market Street LLC; Series 2006,
 Incremental Taxable Bonds (LOC-Wachovia
 Bank, N.A.)
 5.32%                                           03/01/26        7,600           7,600,000
------------------------------------------------------------------------------------------
Advocare of South Carolina Inc.; Series 1997,
 Taxable Bonds (LOC-Wachovia Bank, N.A.)
 5.32%                                           06/01/17        9,250           9,250,000
------------------------------------------------------------------------------------------
Alaska (State of), Four Dam Pool Agency;
 Series 2004 B, Refunding Taxable Electric RB
 (LOC-Dexia Group S.A.)
 5.35%(c)(g)                                     07/01/26        4,230           4,230,000
------------------------------------------------------------------------------------------
Albany (City of), New York Industrial
 Development Agency (Albany Medical Center
 Hospital); Series 2006 B, Taxable IDR
 (LOC-Citizens Bank of Pennsylvania, N.A.)
 5.32%(g)                                        05/01/35        2,470           2,470,000
------------------------------------------------------------------------------------------
Albuquerque (City of), New Mexico (KTech
 Corp. Project); Series 2002, RB, Taxable RB
 (LOC-Wells Fargo Bank, N.A.)
 5.40%(g)                                        08/01/25        1,900           1,900,000
------------------------------------------------------------------------------------------
American Association of Retired Persons;
 Series 2001, Taxable Floating Rate Notes
 (LOC-Bank of America, N.A.) 5.35%(g)            05/01/31       31,200          31,200,000
------------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust

                                                              PRINCIPAL
                                                               AMOUNT
                                                MATURITY        (000)           VALUE
------------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Atlanticare Health Services, Inc.; Series
 2003, Taxable Bonds (LOC-Wachovia Bank,
 N.A.)
 5.39%(g)                                        10/01/33     $ 16,800     $    16,800,000
------------------------------------------------------------------------------------------
Auburn (City of), Alabama Industrial
 Development Board; Series 2006 A, Refunding
 Taxable IDR (LOC-Allied Irish Banks PLC)
 5.32%(c)(g)                                     07/01/26        5,640           5,640,000
------------------------------------------------------------------------------------------
B. Braun Medical Inc.; Series 2000, Taxable
 Bonds (LOC-Citizens Bank of Pennsylvania,
 N.A.)
 5.39%                                           02/01/15       10,450          10,450,000
------------------------------------------------------------------------------------------
 5.39%(g)                                        02/01/15       18,515          18,515,000
------------------------------------------------------------------------------------------
Baltimore (County of), Maryland (Oak Crest
 Village Inc. Project); Series 1999 B,
 Taxable RB (LOC-Wachovia Bank, N.A.)
 5.33%(g)                                        01/01/15        6,840           6,840,000
------------------------------------------------------------------------------------------
Belk, Inc.; Series 1998, Taxable Bonds
 (LOC-Wachovia Bank, N.A.)
 5.39%                                           07/01/08       12,500          12,500,000
------------------------------------------------------------------------------------------
 5.39%(g)                                        07/01/08       24,600          24,600,000
------------------------------------------------------------------------------------------
Bernalillo (County of), New Mexico (Tempur
 Production USA, Inc. Project); Series 2005
 A, Taxable RB (LOC-Bank of America, N.A.)
 5.35%(g)                                        09/01/30       18,365          18,365,000
------------------------------------------------------------------------------------------
Bochasanwais Shree Akshar Purushottam
 Swaminarayan Sanstha Inc.; Series 2006,
 Taxable Bonds (LOC-Comerica Bank)
 5.37%                                           06/01/22        3,300           3,300,000
------------------------------------------------------------------------------------------
Boston (City of), Massachusetts Industrial
 Development Financing Authority (Fenway
 Community Health Center Project);
 Series 2006 B, Taxable RB (LOC-Fifth Third
 Bank)
 5.32%(g)                                        06/01/36       16,095          16,095,000
------------------------------------------------------------------------------------------
 Series 2006 C, Taxable RB (LOC-Fifth Third
 Bank)
 5.32%(g)                                        06/01/36        7,625           7,625,000
------------------------------------------------------------------------------------------
Brazos River Authority (TXU Energy Co. LLC
 Project); Series 2001 I, Taxable PCR
 (LOC-Wachovia Bank, N.A.) 5.33%(g)              12/01/36       46,790          46,790,000
------------------------------------------------------------------------------------------
California (State of), Biola University;
 Series 2004 A, Taxable RB (LOC-Allied Irish
 Banks PLC) 5.35%(c)(g)                          10/01/34       12,300          12,300,000
------------------------------------------------------------------------------------------
 Series 2004 B, Taxable RB (LOC-BNP Paribas)
 5.35%(c)(g)                                     10/01/34       12,300          12,300,000
------------------------------------------------------------------------------------------

                                                              PRINCIPAL
                                                               AMOUNT
                                                MATURITY        (000)           VALUE
------------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

California (State of), Access to Loans for
 Learning Student Loan Corp.;
 Series 2001-II-A-5, Taxable Student Loan
 Program RB (LOC-State Street Bank & Trust
 Co.)
 5.31%(g)                                        07/01/36     $ 43,400     $    43,400,000
------------------------------------------------------------------------------------------
 Series 2001-II-A-6, Taxable Student Loan
 Program RB (LOC-State Street Bank & Trust
 Co.)
 5.33%                                           07/01/36        2,900           2,900,000
------------------------------------------------------------------------------------------
Capital Markets Access Co. LC (Alabama
 Digestive Health, LLC Project); Series
 2005-C, Taxable Floating Rate Bonds
 (LOC-Wachovia Bank, N.A.) 5.39%                 06/01/32          502             501,310
------------------------------------------------------------------------------------------
Capital Markets Access Co. LC (Boynton
 Outpatient Center, LLC Project); Series
 2005-B, Taxable Floating Rate Bonds
 (LOC-Wachovia Bank, N.A.) 5.39%(g)              07/01/25        1,315           1,315,000
------------------------------------------------------------------------------------------
Capital Markets Access Co. LC (Delray
 Outpatient Properties, LLC Project); Series
 2005-A, Taxable Floating Rate Bonds
 (LOC-Wachovia Bank, N.A.) 5.39%                 07/01/25        8,385           8,385,000
------------------------------------------------------------------------------------------
Capital Markets Access Co. LC (Pinnacle
 Financial Project);
 Series 2007, Taxable Floating Rate Bonds
 (LOC-Wachovia Bank, N.A.) 5.39%                 02/01/32       10,000          10,000,000
------------------------------------------------------------------------------------------
Capital One Funding Corp.;
 Series 1999 F, Taxable Floating Rate Notes
 (LOC-JPMorgan Chase Bank, N.A.)
 5.36%(g)                                        12/02/19        7,791           7,791,000
------------------------------------------------------------------------------------------
 Series 2000 B, Taxable Floating Rate Notes
 (LOC-JPMorgan Chase Bank, N.A.)
 5.36%(g)                                        07/01/20        7,048           7,048,000
------------------------------------------------------------------------------------------
 Series 2000 C, Taxable Floating Rate Notes
 (LOC-JPMorgan Chase Bank, N.A.)
 5.36%(g)                                        09/01/20        6,330           6,330,000
------------------------------------------------------------------------------------------
 Series 2000 D, Taxable Floating Rate Notes
 (LOC-JPMorgan Chase Bank, N.A.)
 5.36%(g)                                        05/01/26        6,500           6,500,000
------------------------------------------------------------------------------------------
Central Michigan Inns Capital LLC; Series
 1998-A,
 Taxable Floating Rate Notes (LOC-Wachovia
 Bank, N.A.) 5.39%                               11/01/28        9,580           9,580,000
------------------------------------------------------------------------------------------
 Taxable Floating Rate Notes (LOC-Wachovia
 Bank, N.A.) 5.39%(g)                            11/01/28        1,995           1,995,000
------------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust

                                                              PRINCIPAL
                                                               AMOUNT
                                                MATURITY        (000)           VALUE
------------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Chatham Capital Corp.; Series 2000, Taxable
 Floating Rate Notes (LOC-JPMorgan Chase
 Bank, N.A.) 5.36%(g)                            07/01/20     $ 11,900     $    11,900,000
------------------------------------------------------------------------------------------
Chula Vista (City of), California (Teresina
 Apartments); Series 2006 A, Refunding
 Multi-Family Housing Taxable RB (LOC-Federal
 National Mortgage Association)
 5.32%(g)                                        05/15/36        8,970           8,970,000
------------------------------------------------------------------------------------------
Columbus (City of), Georgia Development
 Authority (Fairfield Inn & Suites Project);
 Series 2003, Taxable RB (LOC- Regions Bank)
 5.37%                                           08/01/23        3,300           3,300,000
------------------------------------------------------------------------------------------
Conair Corp.;
 Series 2002, Taxable Economic Development
 Bonds (LOC-Wachovia Bank, N.A.)
 5.32%(g)                                        09/01/12        6,595           6,595,000
------------------------------------------------------------------------------------------
Corp. Finance Managers Inc. Integrated Loan
 Program; Series B, PARTs (LOC-Wells Fargo
 Bank, N.A.) 5.40%(g)                            02/02/43          260             260,000
------------------------------------------------------------------------------------------
Danville-Pittsylvania (County of), Virginia
 Regional Industrial Facility Authority
 (Crane Creek Project);
 Series 2005, Taxable RB (LOC-Wachovia Bank,
 N.A.)
 5.39%                                           01/01/26        7,200           7,200,000
------------------------------------------------------------------------------------------
Detroit (City of), Economic Development Corp.
 (Waterfront Reclamation and Casino
 Development Project);
 Series 1999 A, Taxable RB (LOC-Deutsche Bank
 A.G.)
 5.37%(c)(g)                                     05/01/09       41,830          41,830,000
------------------------------------------------------------------------------------------
Dome Corp.;
 Series 1991, Taxable Floating Rate Notes
 (LOC-Wachovia Bank, N.A.) 5.39%                 08/31/16        9,900           9,900,000
------------------------------------------------------------------------------------------
Emerald Bay Club L.P.;
 Series 2004, Taxable Floating Rate Notes
 (LOC-Wachovia Bank, N.A.) 5.32%(g)              12/01/15        8,000           8,000,000
------------------------------------------------------------------------------------------
EPC Allentown, LLC;
 Series 2005, Taxable Floating Rate Bonds
 (LOC-Wachovia Bank, N.A.) 5.32%(g)              07/01/30        6,000           6,000,000
------------------------------------------------------------------------------------------
Florida Christian College, Inc.;
 Series 2006, Taxable RB (LOC-Fifth Third
 Bank)
 5.35%(g)                                        11/01/36        6,500           6,500,000
------------------------------------------------------------------------------------------

                                                              PRINCIPAL
                                                               AMOUNT
                                                MATURITY        (000)           VALUE
------------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Fun Entertainment LLC;
 Series 2005, Taxable Floating Rate Bonds
 (LOC-Wachovia Bank, N.A.) 5.32%(g)              01/01/25     $ 10,420     $    10,420,000
------------------------------------------------------------------------------------------
General Secretariat of the Organization of
 American States;
 Series 2001 A, Taxable (LOC-Bank of America,
 N.A.)
 5.35%(g)                                        03/01/33       17,505          17,505,000
------------------------------------------------------------------------------------------
Germain Properties of Columbus Inc., Germain
 Real Estate Co. LLC and Germain Motor Co.;
 Series 2001, Taxable Floating Rate Notes
 (LOC-JPMorgan Chase Bank, N.A.)
 5.40%                                           03/01/31       10,200          10,200,000
------------------------------------------------------------------------------------------
 5.40%(g)                                        03/01/31        7,480           7,480,000
------------------------------------------------------------------------------------------
Glendale (City of), Arizona Industrial
 Development Authority (Thunderbird, The
 Garvin School of International Management);
 Series 2005 B, Taxable Refunding RB
 (LOC-Bank of New York)
 5.35%(g)                                        07/01/35        6,300           6,300,000
------------------------------------------------------------------------------------------
Hunter's Ridge/Southpointe; Series 2005,
 Taxable Floating Rate Notes (LOC-Wachovia
 Bank, N.A.)
 5.32%(g)                                        06/01/25        6,350           6,350,000
------------------------------------------------------------------------------------------
Illinois (State of), Student Assistance
 Commission; Series 1997 B, Taxable Student
 Loan RB (LOC-JPMorgan Chase Bank, N.A.)
 5.31%(g)                                        09/01/31        7,800           7,800,000
------------------------------------------------------------------------------------------
JPV Capital LLC;
 Series 1999 A, Taxable Floating Rate Notes
 (LOC-Wells Fargo Bank, N.A.) 5.39%(g)           12/01/39       16,750          16,750,000
------------------------------------------------------------------------------------------
Lake Oswego (City of), Oregon Redevelopment
 Agency; Series 2005 B, Taxable TAN
 (LOC-Wells Fargo Bank, N.A.)
 5.40%(g)                                        06/01/20          380             380,000
------------------------------------------------------------------------------------------
Liberty (County of), Georgia Industrial
 Authority (Hugo Boss, USA, Inc. Project);
 Series 2002, Taxable RB (LOC-Wachovia Bank,
 N.A.)
 5.39%(g)                                        01/01/18        4,200           4,200,000
------------------------------------------------------------------------------------------
Loanstar Assets Partners L.P.; Series 2005 A,
 Taxable Student Loan RB (LOC-State Street
 Bank & Trust Co.) (Acquired 02/23/05; Cost
 $157,350,000)
 5.31%(b)(g)                                     02/01/41      157,350         157,350,000
------------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust

                                                              PRINCIPAL
                                                               AMOUNT
                                                MATURITY        (000)           VALUE
------------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Lone Tree (City of), Colorado Building
 Authority; Series 2007, Taxable COP
 (LOC-Wells Fargo Bank, N.A.)
 5.40%(g)                                        12/01/17     $  3,075     $     3,075,000
------------------------------------------------------------------------------------------
LP Pinewood SPV LLC; Series 2003, Taxable
 Floating Rate Notes (LOC-Wachovia Bank,
 N.A.)
 5.32%(g)                                        02/01/18       55,200          55,200,000
------------------------------------------------------------------------------------------
Luzerne (County of), Pennsylvania Industrial
 Development Authority (PennSummit Tubular
 LLC Project);
 Series 2006 B, Taxable RB (LOC-Wachovia
 Bank, N.A.)
 5.32%                                           02/01/21        2,705           2,705,000
------------------------------------------------------------------------------------------
M2 Phoenix 1222 LLC; Series 2006, Taxable
 Floating Rate Notes (LOC-Wachovia Bank,
 N.A.)
 5.33%(g)                                        07/01/35       22,000          22,000,000
------------------------------------------------------------------------------------------
Macatawa Capital Partners LLC (Profile
 Industrial Packaging Corp.); Series 2003 A,
 Taxable Floating Rate Notes (LOC-Fifth Third
 Bank)
 5.36%(g)                                        12/01/53        2,975           2,975,000
------------------------------------------------------------------------------------------
Madison (City of), Wisconsin Community
 Development Authority (Overture Development
 Corp.);
 Series 2001, Taxable Conv. RB (LOC-JPMorgan
 Chase Bank, N.A.; U.S. Bank, N.A.; M&I
 Marshall & Ilsley Bank)
 5.41%(g)                                        06/01/36       58,700          58,700,000
------------------------------------------------------------------------------------------
Massachusetts (State of), Development Finance
 Agency (Briarwood Retirement Community);
 Series 2004 B, Taxable RB (LOC-Comerica
 Bank)
 5.37%                                           01/01/35        8,625           8,625,000
------------------------------------------------------------------------------------------
Meharry Medical College;
 Series 2001, Unlimited Taxable GO (LOC-Bank
 of America, N.A.)
 5.35%(g)                                        08/01/16        9,315           9,315,000
------------------------------------------------------------------------------------------
Michigan (State of), Strategic Fund (Holland
 Home Obligated Group);
 Series 2005 B, Taxable Refunding Limited
 Obligation RB (LOC-Fifth Third Bank)
 5.35%                                           11/01/28        7,695           7,695,000
------------------------------------------------------------------------------------------
Mississippi (State of), Business Finance
 Corp. (Belk, Inc. Project); Series 2005,
 Taxable IDR (LOC-Wachovia Bank, N.A.)
 5.32%(g)                                        10/01/25       21,000          21,000,000
------------------------------------------------------------------------------------------
Mississippi (State of), Business Finance
 Corp. (Lextron-Visteon Leasing Project);
 Series 2003, Taxable IDR (LOC-JPMorgan Chase
 Bank, N.A.)
 5.33%(g)                                        12/01/27        7,330           7,330,000
------------------------------------------------------------------------------------------

                                                              PRINCIPAL
                                                               AMOUNT
                                                MATURITY        (000)           VALUE
------------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Mississippi (State of), Business Finance
 Corp. (Viking Range Corp. Project);
 Series 2000, Taxable IDR (LOC-Bank of
 America, N.A.)
 5.39%                                           06/01/15     $ 10,690     $    10,690,000
------------------------------------------------------------------------------------------
Net Magan Two LLC;
 Series 2006, Taxable Notes (LOC-Wachovia
 Bank, N.A.)
 5.32%(g)                                        04/01/26       15,200          15,200,000
------------------------------------------------------------------------------------------
New Jersey (State of), Economic Development
 Authority Thermal Energy Facilities (Marina
 Energy LLC-2001 Project); Series B, Taxable
 RB (LOC-Wachovia Bank, N.A.)
 5.32%(g)                                        09/01/21        7,700           7,700,000
------------------------------------------------------------------------------------------
New Jersey (State of), Young Men's Christian
 Association of Hunterdon County; Series
 2004, Taxable Floating Rate Notes
 (LOC-Wachovia Bank, N.A.)
 5.32%(g)                                        02/01/24        2,210           2,210,000
------------------------------------------------------------------------------------------
New York (State of), Housing Finance Agency;
 Series 2003 F, Taxable Service Contract
 Refunding RB (LOC-State Street Bank & Trust
 Co.)
 5.32%(g)                                        09/15/07        3,100           3,100,000
------------------------------------------------------------------------------------------
Northwest Arkansas Regional Airport
 Authority; Series 2004 A, Taxable Refunding
 RB (LOC-Regions Bank)
 5.35%(g)                                        02/01/21       16,000          16,000,000
------------------------------------------------------------------------------------------
Polk (County of), Florida Industrial
 Development Authority (GSG Investments
 Project);
 Series 2005 B, Taxable IDR (LOC-Wachovia
 Bank, N.A.)
 5.39%(g)                                        05/01/27        3,270           3,270,000
------------------------------------------------------------------------------------------
Porterfield Family Partners, L.P.;
 Series 2004, Taxable Floating Rate Notes
 (LOC-Wachovia Bank, N.A.)
 5.39%(g)                                        07/01/14        3,000           3,000,000
------------------------------------------------------------------------------------------
Prince George's (County of), Maryland
 (Collington Episcopal Life Care Community,
 Inc.);
 Series 2006 C, Taxable RB (LOC-LaSalle Bank,
 N.A.)
 5.35%(g)                                        04/01/15        6,660           6,660,000
------------------------------------------------------------------------------------------
Racetrac Capital, LLC;
 Series 2000, Taxable Floating Rate Bonds
 (LOC-Regions Bank)
 5.34%(g)                                        09/01/20       16,600          16,600,000
------------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust

                                                              PRINCIPAL
                                                               AMOUNT
                                                MATURITY        (000)           VALUE
------------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Ray, R.G. Corp.; Series 2000, Taxable
 Floating Rate Bonds (LOC-LaSalle Bank, N.A.)
 5.36%(g)                                        01/01/15     $  2,495     $     2,495,000
------------------------------------------------------------------------------------------
Richmond (City of), Redevelopment & Housing
 Authority (1995 Old Manchester Project);
 Series 1995 B, Taxable RB (LOC-Wachovia
 Bank, N.A.)
 5.40%(g)                                        12/01/25        1,590           1,590,000
------------------------------------------------------------------------------------------
Rockwood Quarry, LLC;
 Series 2002, Taxable Floating Rate Notes
 (LOC-Fifth Third Bank)
 5.35%(g)                                        12/01/22        4,500           4,500,000
------------------------------------------------------------------------------------------
Roman Catholic Diocese of Charlotte;
 Series 2002, Taxable Floating Rate Bonds
 (LOC-Wachovia Bank, N.A.)
 5.32%(g)                                        05/01/14       12,455          12,455,000
------------------------------------------------------------------------------------------
Roman Catholic Diocese of Raleigh;
 Series 2002 A Taxable RB (LOC-Bank of
 America, N.A.)
 5.37%                                           06/01/18        4,500           4,500,000
------------------------------------------------------------------------------------------
 5.37%(g)                                        06/01/18        1,300           1,300,000
------------------------------------------------------------------------------------------
Sabri Arac (The Quarry Lane School);
 Series 2005, Taxable Floating Rate Bonds
 (LOC-Bank of America, N.A.)
 5.35%(g)                                        10/01/35       19,500          19,500,000
------------------------------------------------------------------------------------------
Santa Rosa (City of), California (Rancheria
 Tachi Yokut Tribe);
 Series 2004, Taxable RB (LOC-JPMorgan Chase
 Bank, N.A.)
 5.40%(g)                                        09/01/19       36,560          36,560,000
------------------------------------------------------------------------------------------
Savannah College of Art and Design;
 Series 2004, Taxable RB (LOC-Bank of
 America, N.A.)
 5.35%(g)                                        04/01/24       22,968          22,968,000
------------------------------------------------------------------------------------------
Shepherd Capital LLC (Open Terrace);
 Series 2002 B, Taxable Floating Rate Notes
 (LOC-Wachovia Bank, N.A.)
 5.32%(g)                                        11/01/52        9,730           9,730,000
------------------------------------------------------------------------------------------
Shepherd Capital LLC (Hinman Affiliates);
 Series 2003 D, Taxable Floating Rate Notes
 (LOC-Fifth Third Bank)
 5.32%(g)                                        07/01/54       10,000          10,000,000
------------------------------------------------------------------------------------------
Shepherd Capital LLC (Trade Center);
 Series 2004 A, Taxable Floating Rate Notes
 (LOC-Federal Home Loan Bank of Indianapolis)
 5.32%(g)                                        10/01/53        5,660           5,660,000
------------------------------------------------------------------------------------------

                                                              PRINCIPAL
                                                               AMOUNT
                                                MATURITY        (000)           VALUE
------------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Sprenger Enterprises Inc.;
 Series 2005, Taxable Floating Rate Bonds
 (LOC-JPMorgan Chase Bank, N.A.)
 5.36%(g)                                        10/01/35     $ 18,200     $    18,200,000
------------------------------------------------------------------------------------------
Thomasville (City of), Georgia Payroll
 Development Authority (American Fresh Foods
 L.P.);
 Series 2005 B, Taxable RB (LOC-Wachovia
 Bank, N.A.)
 5.39%(g)                                        09/01/17        1,175           1,175,000
------------------------------------------------------------------------------------------
United Fuels, LLC;
 Series 2006, Taxable RB (LOC-Fifth Third
 Bank)
 5.35%(g)                                        01/01/31        4,710           4,710,000
------------------------------------------------------------------------------------------
University of Virginia Real Estate
 Foundation;
 Series 2001, Taxable RB (LOC-Wachovia Bank,
 N.A.)
 5.39%(g)                                        07/01/26       44,320          44,320,000
------------------------------------------------------------------------------------------
Utah (State of), Telecommunication Open
 Infrastructure Agency;
 Series 2004, Taxable RB (LOC-Bank of
 America, N.A.)
 5.35%(g)                                        07/15/26       39,400          39,400,000
------------------------------------------------------------------------------------------
 Series 2006, Taxable RB (LOC-Bank of
 America, N.A.)
 5.35%(g)                                        07/15/26       10,000          10,000,000
------------------------------------------------------------------------------------------
Wake Forest University;
 Series 1997, Taxable RB (LOC-Wachovia Bank,
 N.A.)
 5.32%(g)                                        07/01/17        3,400           3,400,000
------------------------------------------------------------------------------------------
West Michigan Heart Capital LLC;
 Series 2004 A, Taxable Floating Rate Notes
 (LOC-Fifth Third Bank)
 5.32%(g)                                        05/01/44        9,530           9,530,000
------------------------------------------------------------------------------------------
Westmoreland (County of), Pennsylvania
 Industrial Development Authority (Excela
 Health Project);
 Series 2005 D, Taxable Health System IDR
 (LOC-Wachovia Bank, N.A.)
 5.34%(g)                                        07/01/25        1,900           1,900,000
------------------------------------------------------------------------------------------
Wisconsin (State of), Heart
 Hospital LLC (The);
 Series 2003, Taxable RB (LOC-JPMorgan Chase
 Bank, N.A.)
 5.32%(g)                                        11/01/23       37,800          37,800,000
==========================================================================================
                                                                             1,326,098,310
==========================================================================================
 Total Variable Rate Demand Notes (Cost
 $1,712,943,310)                                                             1,712,943,310
==========================================================================================

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust

                                                              PRINCIPAL
                                                               AMOUNT
                                                MATURITY        (000)           VALUE
------------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES-6.88%

ASSET-BACKED SECURITIES-FULLY SUPPORTED
 BANK-1.40%


RACERS Trust;
 Series 2004-6-MM, Floating Rate Notes
 (CEP-Lehman Brothers Holdings Inc.)
 (Acquired 04/13/04; Cost $279,000,000)
 5.34%(b)(d)                                     08/22/07     $279,000     $   279,000,000
==========================================================================================



ASSET-BACKED SECURITIES-SECURITY INVESTMENT
 VEHICLES-2.76%


Sigma Finance Inc.,
 (Acquired 03/13/06;
 Cost $99,990,000)
 5.28%(b)(c)(d)                                  03/19/07      100,000          99,999,512
------------------------------------------------------------------------------------------
 (Acquired 11/28/06; Cost $150,000,000)
 5.28%(b)(c)                                     12/03/07      150,000         150,000,000
------------------------------------------------------------------------------------------
 (Acquired 01/04/07; Cost $100,000,000)
 5.32%(b)(c)(d)                                  01/15/08      100,000         100,000,000
------------------------------------------------------------------------------------------
 (Acquired 10/13/06; Cost $100,000,000)
 5.39%(b)(c)                                     10/17/07      100,000         100,000,000
------------------------------------------------------------------------------------------
 (Acquired 01/18/07; Cost $100,000,000)
 5.40%(b)(c)                                     01/22/08      100,000         100,000,000
==========================================================================================
                                                                               549,999,512
==========================================================================================


DIVERSIFIED BANKS-0.18%

Lothian Mortgages Master Issuer PLC;
 (United Kingdom) Series 2006-1A, Class A1,
 Floating Rate Bonds (Acquired 05/05/06; Cost
 $36,271,500) 5.29%(b)(c)(d)                     04/24/07       36,272          36,271,500
==========================================================================================


FULLY SUPPORTED MONOLINE-0.41%

Wachovia Asset Securitization Issuance LLC;
 Series 2004-HEMM1, Class A, Putable Floating
 Rate Bonds (Acquired 09/07/05; Cost
 $80,965,277) 5.31%(b)(d)(i)                     11/25/34       80,965          80,965,276
==========================================================================================


STRUCTURED-2.13%

Granite Master Issuer PLC; (United Kingdom)
 Series 2006-1A, Class A1 Floating Rate Bonds
 (Acquired 01/08/07; Cost $150,000,000)
 5.29%(b)(c)(d)                                  01/20/08      150,000         150,000,000
------------------------------------------------------------------------------------------
 Series 2006-3A, Class A4 Floating Rate Bonds
 5.30%(c)(d)                                     08/20/07       75,000          75,000,000
------------------------------------------------------------------------------------------

                                                              PRINCIPAL
                                                               AMOUNT
                                                MATURITY        (000)           VALUE
------------------------------------------------------------------------------------------
Paragon Mortgages PLC; (United Kingdom)
 Series 12A, Class A1, Floating Rate Bonds
 (Acquired 07/14/06; Cost $91,476,612)
 5.30%(b)(c)(d)                                  05/17/07     $ 91,477     $    91,476,612
------------------------------------------------------------------------------------------
Permanent Financing PLC;
 (United Kingdom) Series 9A, Class 1A,
 Floating Rate Bonds (Acquired 03/15/06; Cost
 $109,000,000)
 5.29%(b)(c)(d)                                  03/10/07      109,000         109,000,000
==========================================================================================
                                                                               425,476,612
==========================================================================================
 Total Asset-Backed Securities (Cost
 $1,371,712,900)                                                             1,371,712,900
==========================================================================================

MASTER NOTE AGREEMENT-4.80%(J)

Merrill Lynch Mortgage Capital, Inc.
 (Acquired 02/05/07; Cost $956,000,000)
 5.44%(b)(d)(g)                                  04/05/07      956,000         956,000,000
==========================================================================================

TIME DEPOSITS-4.61%

CALYON (Cayman Islands)
 5.33%(c)(g)                                     03/01/07       75,000          75,000,000
------------------------------------------------------------------------------------------
Canadian Imperial Bank of Commerce (Cayman
 Islands)
 5.44%(c)(g)                                     03/01/07      220,000         220,000,000
------------------------------------------------------------------------------------------
Danske Bank (United Kingdom)
 5.37%(c)(g)                                     03/01/07      406,000         406,000,000
------------------------------------------------------------------------------------------
Wells Fargo Bank, N.A. (Cayman Islands)
 5.25%(c)(g)                                     03/01/07      218,116         218,115,915
==========================================================================================
 Total Time Deposits (Cost $919,115,915)                                       919,115,915
==========================================================================================

MEDIUM-TERM NOTES-3.51%

Allstate Life Global Funding Floating Rate
 MTN
 5.31%(d)                                        03/27/08       50,000          50,000,000
------------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust

                                                              PRINCIPAL
                                                               AMOUNT
                                                MATURITY        (000)           VALUE
------------------------------------------------------------------------------------------
MEDIUM-TERM NOTES-(CONTINUED)

Allstate Life Global Funding II,
 Floating Rate MTN (Acquired 03/08/04;
 Cost $140,000,000)
 5.37%(b)(d)                                     03/07/08     $140,000     $   140,000,000
------------------------------------------------------------------------------------------
 (Acquired 11/18/03; Cost $130,000,000)
 5.40%(b)(d)                                     03/14/08      130,000         130,000,000
------------------------------------------------------------------------------------------
Credit Agricole S.A. Floating Rate MTN
 (Acquired 06/23/06; Cost $100,000,000)
 5.33%(b)(c)(d)                                  03/24/08      100,000         100,000,000
------------------------------------------------------------------------------------------
Metropolitan Life Global Funding I Floating
 Rate MTN (Acquired 08/20/03; Cost
 $90,000,000)
 5.41%(b)(d)                                     03/14/08       90,000          90,000,000
------------------------------------------------------------------------------------------
Royal Bank of Canada Floating Rate Yankee MTN
 5.37%(c)(d)                                     03/07/08      100,000         100,000,000
------------------------------------------------------------------------------------------
Royal Bank of Scotland PLC, Sr. Unsec.
 Floating Rate MTN (Acquired 04/14/05; Cost
 $60,000,000)
 5.31%(b)(c)(d)                                  03/20/08       60,000          60,000,000
------------------------------------------------------------------------------------------
Westpac Banking Corp. Floating Rate MTN
 (Acquired 01/23/07; Cost $30,001,500)
 5.30%(b)(c)(d)                                  03/05/08       30,000          30,001,469
==========================================================================================
 Total Medium-Term Notes (Cost $700,001,469)                                   700,001,469
==========================================================================================


FUNDING AGREEMENTS-2.32%

MetLife Insurance Co. of Connecticut,
 (Acquired 08/25/06; Cost $100,000,000)
 5.42%(b)(d)(k)                                  08/27/07      100,000         100,000,000
------------------------------------------------------------------------------------------
 (Acquired 11/21/06; Cost $110,000,000)
 5.42%(b)(d)(k)                                  11/21/07      110,000         110,000,000
------------------------------------------------------------------------------------------
New York Life Insurance Co. (Acquired
 04/05/06; Cost $253,000,000)
 5.42%(b)(d)(k)                                  04/05/07      253,000         253,000,000
==========================================================================================
 Total Funding Agreements (Cost $463,000,000)                                  463,000,000
==========================================================================================
TOTAL INVESTMENTS (excluding Repurchase
 Agreements)-74.75% (Cost $14,898,353,718)                                  14,898,353,718
__________________________________________________________________________________________
==========================================================================================



                                                REPURCHASE
                                                  AMOUNT           VALUE
-----------------------------------------------------------------------------
REPURCHASE AGREEMENTS-26.36%(L)

ABN AMRO Bank N.V., Agreement dated 02/28/07,
  maturing value $200,029,611 (collateralized
  by U.S. Government obligations valued at
  $204,000,000; 5.71%-6.00%,
  04/01/35-05/01/38)
  5.33%, 03/01/07                              $200,029,611   $   200,000,000
-----------------------------------------------------------------------------
ABN AMRO Bank N.V., Joint agreement dated
  02/28/07, aggregate maturing value
  $350,051,139 (collateralized by U.S.
  Government obligations valued at
  $357,000,198; 3.00%-8.75%,
  06/30/08-08/15/22)
  5.26%, 03/01/07                              289,915,095        289,872,741
-----------------------------------------------------------------------------
Banc of America Securities LLC, Joint
  agreement dated 02/28/07, aggregate
  maturing value $250,036,458 (collateralized
  by U.S. Government obligations valued at
  $255,000,937; 0%-3.38%, 11/15/08-10/15/09)
  5.25%, 03/01/07                                5,000,729          5,000,000
-----------------------------------------------------------------------------
Banc of America Securities LLC, Joint
  agreement dated 02/28/07, aggregate
  maturing value $500,073,889 (collateralized
  by U.S. Government obligations valued at
  $510,000,001;
  5.00%, 05/01/35)
  5.32%, 03/01/07                              325,048,028        325,000,000
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
                                                REPURCHASE
                                                  AMOUNT           VALUE
REPURCHASE AGREEMENTS-(CONTINUED)

Barclays Capital Inc., Joint agreement dated
  02/28/07, aggregate maturing value
  $300,043,917 (collateralized by U.S.
  Government obligations valued at
  $306,000,397; 0.88%, 04/15/10)
  5.27%, 03/01/07                              $55,008,051    $    55,000,000
-----------------------------------------------------------------------------
Barclays Capital Inc., Joint agreement dated
  02/28/07, aggregate maturing value
  $500,074,028 (collateralized by U.S.
  Government obligations valued at
  $510,000,001; 4.00%-6.50%,
  08/01/18-06/01/39)
  5.33%, 03/01/07                              236,332,793        236,297,808
-----------------------------------------------------------------------------
Barclays Capital Inc., Joint agreement dated
  02/28/07, aggregate maturing value
  $500,621,781 (collateralized by U.S.
  Government obligations valued at
  $510,559,749; 0%-6.15%, 07/25/07-08/15/19)
  5.31%, 03/01/07                              132,067,246        132,047,769
-----------------------------------------------------------------------------
Bear, Stearns & Co., Inc., Joint agreement
  dated 02/28/07, aggregate maturing value
  $300,044,167 (collateralized by U.S.
  Government obligations valued at
  $306,004,334; 5.00%-7.00%,
  04/01/14-03/01/37)
  5.30%, 03/01/07                              100,014,722        100,000,000
-----------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust

                                                REPURCHASE
                                                  AMOUNT           VALUE
-----------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

BNP Paribas, Joint agreement dated 02/28/07,
  aggregate maturing value $250,036,597
  (collateralized by U.S. Government
  obligations valued at $255,000,422;
  0%-3.50%, 04/19/07-07/15/13)
  5.27%, 03/01/07                              $ 5,000,732    $     5,000,000
-----------------------------------------------------------------------------
BNP Paribas Securities Corp., Joint agreement
  dated 02/28/07, aggregate maturing value
  $999,149,087 (collateralized by U.S.
  Government and Corporate obligations valued
  at $1,033,052,963; 0%-7.68%,
  12/15/19-01/20/47)
  5.37%, 03/01/07(c)                           796,148,013        796,029,217
-----------------------------------------------------------------------------
Citigroup Global Markets Inc., Joint
  agreement dated 02/28/07, aggregate
  maturing value $1,300,194,007
  (collateralized by Corporate obligations
  valued at $1,365,000,001; 0%-26.32%,
  07/15/18-09/20/51)
  5.37%, 03/01/07                              899,133,163        899,000,000
-----------------------------------------------------------------------------
Citigroup Global Markets Inc., Joint
  agreement dated 02/28/07, aggregate
  maturing value $250,036,597 (collateralized
  by U.S. Government obligations valued at
  $255,000,000; 0%-4.88%, 10/31/07-02/15/20)
  5.27%, 03/01/07                                5,000,732          5,000,000
-----------------------------------------------------------------------------
Credit Suisse Securities (USA) LLC, Joint
  agreement dated 02/28/07, aggregate
  maturing value $250,036,597 (collateralized
  by U.S. Government obligations valued at
  $255,001,137; 0%, 08/15/26-11/15/26)
  5.27%, 03/01/07                                5,000,732          5,000,000
-----------------------------------------------------------------------------
Deutsche Bank Securities Inc., Joint
  agreement dated 02/28/07, aggregate
  maturing value $250,036,597 (collateralized
  by U.S. Government obligations valued at
  $255,000,536; 2.00%-8.13%,
  07/15/14-08/15/19)
  5.27%, 03/01/07                                5,000,732          5,000,000
-----------------------------------------------------------------------------
Fortis Bank N.V./S.A., Joint agreement dated
  02/28/07, aggregate maturing value
  $1,000,148,958 (collateralized by Corporate
  obligations valued at $1,050,000,000;
  4.25%-6.00%, 09/25/33-12/03/51)
  5.36%, 03/01/07(c)                           830,123,635        830,000,000
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
                                                REPURCHASE
                                                  AMOUNT           VALUE
REPURCHASE AGREEMENTS-(CONTINUED)

Goldman, Sachs & Co., Agreement dated
  02/28/07, maturing value $250,037,014
  (collateralized by U.S. Government
  obligations valued at $255,000,000;
  6.00%-6.50%, 03/01/26-05/01/33)
  5.33%, 03/01/07                              $250,037,014   $   250,000,000
-----------------------------------------------------------------------------
Greenwich Capital Markets, Inc., Joint
  agreement dated 02/28/07, aggregate
  maturing value $800,118,667 (collateralized
  by U.S. Government obligations valued at
  $816,004,542; 0%-8.88%, 04/20/07-02/01/37)
  5.34%, 03/01/07                              660,790,570        660,692,567
-----------------------------------------------------------------------------
JPMorgan Securities Inc., Joint agreement
  dated 02/28/07, aggregate maturing value
  $250,036,528 (collateralized by U.S.
  Government obligations valued at
  $255,003,563; 0%-8.00%, 05/15/14-02/15/37)
  5.26%, 03/01/07                                5,000,731          5,000,000
-----------------------------------------------------------------------------
Morgan Stanley, Agreement dated 02/28/07,
  maturing value $250,036,944 (collateralized
  by U.S. Government obligations valued at
  $256,090,261; 4.50%-7.00%,
  09/01/19-01/01/37)
  5.32%, 03/01/07                              250,036,944        250,000,000
-----------------------------------------------------------------------------
Morgan Stanley, Joint agreement dated
  02/28/07, aggregate maturing value
  $250,036,528 (collateralized by U.S.
  Government obligations valued at
  $257,026,021; 3.50%-6.50%,
  11/15/09-02/15/10)
  5.26%, 03/01/07                                5,000,731          5,000,000
-----------------------------------------------------------------------------
Societe Generale S.A., Joint agreement dated
  02/28/07, aggregate maturing value
  $300,043,833 (collateralized by U.S.
  Government obligations valued at
  $306,000,194; 0%-13.25%, 07/26/07-02/15/36)
  5.26%, 03/01/07                               55,008,036         55,000,000
-----------------------------------------------------------------------------
UBS Securities LLC, Joint agreement dated
  02/28/07, aggregate maturing value
  $300,043,917 (collateralized by U.S.
  Government obligations valued at
  $306,003,404; 4.50%-7.50%,
  08/15/11-02/15/36)
  5.27%, 03/01/07                               55,008,051         55,000,000
-----------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust


                                                REPURCHASE
                                                  AMOUNT           VALUE
-----------------------------------------------------------------------------
Wachovia Capital Markets, LLC, Joint
  agreement dated 2/28/07, aggregate maturing
  value $300,044,833 (collateralized by
  Corporate obligations valued at
  $315,000,001; 4.12%-9.10%,
  10/20/18-08/15/48)
  5.38%, 03/01/07                              $85,615,033    $    85,602,240
=============================================================================
    Total Repurchase Agreements (Cost
      $5,254,542,342)                                           5,254,542,342
=============================================================================
TOTAL INVESTMENTS-101.11% (Cost
  $20,152,896,060)(m)(n)                                       20,152,896,060
=============================================================================
OTHER ASSETS LESS LIABILITIES-(1.11)%                            (221,993,453)
=============================================================================
NET ASSETS-100.00%                                            $19,930,902,607
_____________________________________________________________________________
=============================================================================

Investment Abbreviations:

ACES    - Automatically Convertible Extendable Security
CEP     - Credit Enhancement Provider
Conv.   - Convertible
COP     - Certificates of Participation
GO      - General Obligation Bonds
IDR     - Industrial Development Revenue Bonds
INS     - Insurer
LOC     - Letter of Credit
MTN     - Medium-Term Notes
PARTs   - Pooled Adjustable Rate Taxable Notes(SM)
PCR     - Pollution Control Revenue Bonds
RACERS  - Restructured Asset Certificates with Enhanced ReturnS(SM)
RB      - Revenue Bonds
Sr.     - Senior
TAN     - Tax Anticipation Notes
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at February 28, 2007 was $9,339,906,022, which represented 46.86% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows:
    United Kingdom: 17.8%; France: 7.1%; Belgium: 5.0%; other countries less than 5%: 7.9%.
(d) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2007.
(e) Demand security; payable upon demand by the Fund with usually no more than seven calendar days' notice.
(f) Principal and/or interest payments are secured by the bond insurance company listed.
(g) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(h) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(i) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months.
(j) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice based depending on the timing of the demand.
(k) Security considered to be illiquid. The Fund is limited to investing 10% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at February 28, 2007 was $463,000,000, which represented 2.32% of the Fund's Net Assets.
(l) Principal amount equals value at period end. See Note 11.
(m) Also represents cost for federal income tax purposes.
(n) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

                             ENTITIES                            PERCENTAGE
   ------------------------------------------------------------------------
   CALYON                                                            5.1%
   ________________________________________________________________________
   ========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

STIC PRIME PORTFOLIO

SCHEDULE OF INVESTMENTS

February 28, 2007
(Unaudited)

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)           VALUE
---------------------------------------------------------------------------------------
COMMERCIAL PAPER-66.83%(A)


ASSET-BACKED SECURITIES-COMMERCIAL
 LOANS/LEASES-3.96%


Fountain Square Commercial Funding Corp.
 (Acquired 01/29/07; Cost $39,650,000)
 5.25%(b)                                      03/30/07   $     40,000   $   39,830,833
---------------------------------------------------------------------------------------
 (Acquired 02/23/07; Cost $64,440,729)
 5.25%(b)                                      04/23/07         65,000       64,497,604
---------------------------------------------------------------------------------------
 (Acquired 01/08/07; Cost $69,406,789)
 5.26%(b)                                      03/07/07         70,000       69,938,634
---------------------------------------------------------------------------------------
 (Acquired 01/11/07; Cost $59,500,300)
 5.26%(b)                                      03/09/07         60,000       59,929,867
---------------------------------------------------------------------------------------
 (Acquired 01/11/07; Cost $29,737,000)
 5.26%(b)                                      03/12/07         30,000       29,951,783
---------------------------------------------------------------------------------------
 (Acquired 02/21/07; Cost $39,661,022)
 5.26%(b)                                      04/20/07         40,000       39,707,778
=======================================================================================
                                                                            303,856,499
=======================================================================================



ASSET-BACKED SECURITIES-CONSUMER RECEIVABLES-7.63%


Old Line Funding, LLC (Acquired 01/19/07;
 Cost $34,182,343)
 5.25%(b)                                      03/02/07         34,393       34,387,984
---------------------------------------------------------------------------------------
 (Acquired 01/19/07; Cost $55,638,461)
 5.25%(b)                                      03/05/07         56,006       55,973,330
---------------------------------------------------------------------------------------
 (Acquired 02/08/07; Cost $61,584,083)
 5.25%(b)                                      03/26/07         62,000       61,773,958
---------------------------------------------------------------------------------------
 (Acquired 02/22/07; Cost $40,980,177)
 5.25%(b)                                      04/10/07         41,263       41,022,299
---------------------------------------------------------------------------------------
 (Acquired 02/23/07; Cost $58,097,854)
 5.25%(b)                                      04/13/07         58,516       58,149,056
---------------------------------------------------------------------------------------
 (Acquired 02/23/07; Cost $41,323,502)
 5.26%(b)                                      04/02/07         41,554       41,359,897
---------------------------------------------------------------------------------------
 (Acquired 02/15/07; Cost $39,836,356)
 5.26%(b)                                      03/15/07         40,000       39,918,178
---------------------------------------------------------------------------------------
Thunder Bay Funding, LLC (Acquired 02/06/07;
 Cost $44,212,059)
 5.25%(b)                                      03/19/07         44,478       44,361,245
---------------------------------------------------------------------------------------
 (Acquired 02/07/07; Cost $54,003,922)
 5.26%(b)                                      04/03/07         54,441       54,178,753
---------------------------------------------------------------------------------------
 (Acquired 02/02/07; Cost $31,214,372)
 5.26%(b)                                      03/01/07         31,338       31,338,000
---------------------------------------------------------------------------------------
 (Acquired 02/08/07; Cost $30,001,641)
 5.26%(b)                                      03/13/07         30,147       30,094,142
---------------------------------------------------------------------------------------
 (Acquired 02/15/07; Cost $39,836,356)
 5.26%(b)                                      03/15/07         40,000       39,918,178
---------------------------------------------------------------------------------------
 (Acquired 02/07/07; Cost $52,330,152)
 5.26%(b)                                      03/26/07         52,692       52,499,528
=======================================================================================
                                                                            584,974,548
=======================================================================================

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)           VALUE
---------------------------------------------------------------------------------------


ASSET-BACKED SECURITIES-FULLY SUPPORTED
 BANK-10.43%


Govco Inc. (Multi CEP's-Government sponsored
 entities) (Acquired 01/29/07; Cost
 $49,737,250)
 5.26%(b)                                      03/06/07   $     50,000   $   49,963,507
---------------------------------------------------------------------------------------
Legacy Capital Co., LLC-Series A
 (Multi-CEP's-Liberty Hampshire Co., LLC;
 agent) (Acquired 02/13/07; Cost $49,802,375)
 5.27%(b)                                      03/12/07         50,000       49,919,486
---------------------------------------------------------------------------------------
Long Lane Master Trust IV-Series A (CEP-Bank
 of America, N.A.) (Acquired
 01/22/07-02/22/07; Cost $101,861,580)
 5.26%(b)                                      03/20/07        102,617      102,332,008
---------------------------------------------------------------------------------------
 (Acquired 02/23/07-02/26/07; Cost
 $149,363,208)
 5.27%(b)                                      03/27/07        150,000      149,429,083
---------------------------------------------------------------------------------------
Ticonderoga Funding LLC (CEP-Bank of America,
 N.A.) (Acquired 02/22/07; Cost $73,564,722)
 5.26%(b)                                      03/28/07         73,932       73,640,338
---------------------------------------------------------------------------------------

STIC PRIME PORTFOLIO

Short-Term Investments Trust

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)           VALUE
---------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-FULLY SUPPORTED
  BANK-(CONTINUED)

Variable Funding Capital Co. LLC
 (CEP-Wachovia Bank N.A.) (Acquired 01/25/07;
 Cost $149,081,250)
 5.25%(b)                                      03/08/07   $    150,000   $  149,846,875
---------------------------------------------------------------------------------------
 (Acquired 02/13/07; Cost $99,475,000)
 5.25%(b)                                      03/21/07        100,000       99,708,334
---------------------------------------------------------------------------------------
 (Acquired 02/05/07; Cost $49,671,875)
 5.25%(b)                                      03/22/07         50,000       49,846,875
---------------------------------------------------------------------------------------
 (Acquired 02/05/07; Cost $49,817,361)
 5.26%(b)                                      03/02/07         50,000       49,992,695
---------------------------------------------------------------------------------------
 (Acquired 02/08/07; Cost $24,868,250)
 5.27%(b)                                      03/16/07         25,000       24,945,104
=======================================================================================
                                                                            799,624,305
=======================================================================================



ASSET-BACKED SECURITIES-FULLY SUPPORTED
 MONOLINE-1.44%


Aquinas Funding LLC
 (CEP-MBIA Insurance Corp.) (Acquired
 02/20/07-02/21/07; Cost $110,004,848)
 5.27%(b)                                      03/23/07        110,497      110,141,476
=======================================================================================



ASSET-BACKED SECURITIES-
 MULTI-PURPOSE-24.08%


Atlantic Asset Securitization LLC (Acquired
 02/07/07; Cost $40,002,371)
 5.26%(b)                                      04/05/07         40,338       40,131,912
---------------------------------------------------------------------------------------
 (Acquired 02/06/07; Cost $22,260,714)
 5.26%(b)                                      03/16/07         22,385       22,335,940
---------------------------------------------------------------------------------------
 (Acquired 02/26/07; Cost $53,201,475)
 5.26%(b)                                      04/27/07         53,672       53,225,001
---------------------------------------------------------------------------------------
 (Acquired 02/15/07; Cost $49,583,188)
 5.27%(b)                                      04/13/07         50,000       49,685,562
---------------------------------------------------------------------------------------
Barton Capital LLC
 (Acquired 01/18/07; Cost $94,321,146)
 5.25%(b)                                      03/08/07         95,000       94,903,021
---------------------------------------------------------------------------------------
 (Acquired 02/09/07; Cost $99,547,917)
 5.25%(b)                                      03/12/07        100,000       99,839,583
---------------------------------------------------------------------------------------
 (Acquired 02/22/07; Cost $50,695,062)
 5.25%(b)                                      04/04/07         51,000       50,747,125
---------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)           VALUE
---------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-
  MULTI-PURPOSE-(CONTINUED)

Chariot Funding LLC/Ltd. (Acquired 01/10/07;
 Cost $101,020,248)
 5.25%(b)                                      03/09/07   $    101,882   $  101,763,138
---------------------------------------------------------------------------------------
 (Acquired 02/21/07; Cost $19,862,656)
 5.26%(b)                                      04/09/07         20,000       19,886,033
---------------------------------------------------------------------------------------
Charta LLC (Acquired 01/23/07; Cost
 $79,323,333)
 5.25%(b)                                      03/22/07         80,000       79,755,000
---------------------------------------------------------------------------------------
 (Acquired 02/01/07; Cost $49,612,806)
 5.26%(b)                                      03/26/07         50,000       49,817,361
---------------------------------------------------------------------------------------
 (Acquired 02/01/07; Cost $90,381,221)
 5.26%(b)                                      03/27/07         91,100       90,753,921
---------------------------------------------------------------------------------------
Clipper Receivables Co., LLC
 5.26%                                         03/06/07         50,000       49,963,507
---------------------------------------------------------------------------------------
CRC Funding LLC
 (Acquired 01/23/07; Cost $49,569,792)
 5.25%(b)                                      03/23/07         50,000       49,839,583
---------------------------------------------------------------------------------------
 (Acquired 01/30/07; Cost $99,371,722)
 5.26%(b)                                      03/14/07        100,000       99,810,055
---------------------------------------------------------------------------------------
 (Acquired 01/29/07; Cost $59,596,733)
 5.26%(b)                                      03/16/07         60,000       59,868,500
---------------------------------------------------------------------------------------
 (Acquired 02/21/07; Cost $61,637,467)
 5.27%(b)                                      03/22/07         61,900       61,709,890
---------------------------------------------------------------------------------------
Fairway Finance Co., LLC (Acquired 02/07/07;
 Cost $111,700,746)
 5.26%(b)                                      03/29/07        112,522      112,062,098
---------------------------------------------------------------------------------------
 (Acquired 02/01/07;
 Cost $49,795,444)
 5.26%(b)                                      03/01/07         50,000       50,000,000
---------------------------------------------------------------------------------------
Falcon Asset Securitization Corp. (Acquired
 02/06/07; Cost $60,004,255)
 5.25%(b)                                      03/28/07         60,445       60,206,998
---------------------------------------------------------------------------------------
 (Acquired 02/06/07; Cost $50,009,940)
 5.26%(b)                                      03/14/07         50,267       50,171,521
---------------------------------------------------------------------------------------
 (Acquired 02/20/07; Cost $38,846,145)
 5.26%(b)                                      03/19/07         39,000       38,897,430
---------------------------------------------------------------------------------------

STIC PRIME PORTFOLIO

Short-Term Investments Trust

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)           VALUE
---------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-
  MULTI-PURPOSE-(CONTINUED)

Ranger Funding Co., LLC (Acquired 02/23/07;
 Cost $148,862,500)
 5.25%(b)                                      04/16/07   $    150,000   $  148,993,750
---------------------------------------------------------------------------------------
 (Acquired 02/01/07; Cost $73,005,005)
 5.26%(b)                                      03/19/07         73,499       73,305,698
---------------------------------------------------------------------------------------
 (Acquired 02/20/07; Cost $49,795,250)
 5.27%(b)                                      03/20/07         50,000       49,861,062
---------------------------------------------------------------------------------------
Sheffield Receivables Corp. (Acquired
 02/07/07; Cost $149,254,833)
 5.26%(b)                                      03/13/07        150,000      149,737,000
---------------------------------------------------------------------------------------
Yorktown Capital, LLC
 5.26%                                         03/15/07         38,827       38,747,577
=======================================================================================
                                                                          1,846,018,266
=======================================================================================



ASSET-BACKED SECURITIES-SECURITY INVESTMENT
 VEHICLES-12.54%


Aquifer Funding Ltd./LLC (Acquired 02/06/07;
 Cost $99,590,111)
 5.27%(b)                                      03/06/07        100,000       99,926,805
---------------------------------------------------------------------------------------
 (Acquired 02/07/07; Cost $74,692,583)
 5.27%(b)                                      03/07/07         75,000       74,934,125
---------------------------------------------------------------------------------------
Grenadier Funding, Ltd./Corp. (Acquired
 02/08/07; Cost $41,534,017)
 5.26%(b)                                      04/09/07         41,901       41,662,461
---------------------------------------------------------------------------------------
Klio II Funding, Ltd./Corp. (Acquired
 01/29/07; Cost $99,940,733)
 5.28%(b)                                      03/02/07        100,412      100,397,273
---------------------------------------------------------------------------------------
 (Acquired 02/14/07-02/16/07; Cost
 $109,965,039)
 5.28%(b)                                      03/16/07        110,427      110,184,269
---------------------------------------------------------------------------------------
 (Acquired 02/27/07; Cost $34,094,664)
 5.28%(b)                                      03/21/07         34,200       34,099,680
---------------------------------------------------------------------------------------
Liberty Harbour II CDO Ltd./Inc. (Acquired
 02/27/07; Cost $134,188,969)
 5.28%(b)                                      04/11/07        135,000      134,188,969
---------------------------------------------------------------------------------------
 (Acquired 02/27/07; Cost $74,538,000)
 5.28%(b)                                      04/12/07         75,000       74,538,000
---------------------------------------------------------------------------------------
Newport Funding Corp. (CEP-MBIA Insurance
 Corp.) (Acquired 02/26/07; Cost $24,835,625)
 5.26%(b)                                      04/12/07         25,000       24,846,583
---------------------------------------------------------------------------------------
 (Acquired 02/13/07; Cost $49,787,736)
 5.27%(b)                                      03/14/07         50,000       49,904,847
---------------------------------------------------------------------------------------
 (Acquired 01/30/07; Cost $24,838,972)
 5.27%(b)                                      03/15/07         25,000       24,948,764
---------------------------------------------------------------------------------------
 (Acquired 01/31/07; Cost $49,641,347)
 5.27%(b)                                      03/21/07         50,000       49,853,611
---------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)           VALUE
---------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-SECURITY INVESTMENT
  VEHICLES-(CONTINUED)

Perry Global Funding, Ltd./LLC-Series A
 (Acquired 02/07/07; Cost $30,533,639)
 5.25%(b)                                      04/02/07   $     30,776   $   30,632,379
---------------------------------------------------------------------------------------
 (Acquired 02/13/07; Cost $56,064,170)
 5.26%(b)                                      03/15/07         56,311       56,195,813
---------------------------------------------------------------------------------------
Tierra Alta Funding I, Ltd./Corp. (Acquired
 02/15/07; Cost $19,897,528)
 5.27%(b)                                      03/22/07         20,000       19,938,517
---------------------------------------------------------------------------------------
 (Acquired 01/23/07; Cost $35,407,538)
 5.28%(b)                                      03/07/07         35,627       35,595,648
=======================================================================================
                                                                            961,847,744
=======================================================================================


ASSET-BACKED SECURITIES-TRADE
 RECEIVABLES-3.49%


CAFCO, LLC
 (Acquired 01/24/07; Cost $24,828,646)
 5.25%(b)                                      03/12/07         25,000       24,959,896
---------------------------------------------------------------------------------------
 (Acquired 02/06/07; Cost $48,764,596)
 5.25%(b)                                      03/29/07         49,130       48,929,386
---------------------------------------------------------------------------------------
 (Acquired 01/16/07; Cost $99,357,111)
 5.26%(b)                                      03/01/07        100,000      100,000,000
---------------------------------------------------------------------------------------
 (Acquired 02/27/07; Cost $49,295,621)
 5.26%(b)                                      04/10/07         49,600       49,310,116
---------------------------------------------------------------------------------------
Ciesco, LLC (Acquired 02/05/07; Cost
 $44,665,313)
 5.25%(b)                                      03/28/07         45,000       44,822,812
=======================================================================================
                                                                            268,022,210
=======================================================================================

STIC PRIME PORTFOLIO

Short-Term Investments Trust

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)           VALUE
---------------------------------------------------------------------------------------


DIVERSIFIED BANKS-3.26%


Citigroup Funding Inc.
 5.27%                                         03/05/07   $    150,000   $  149,912,250
---------------------------------------------------------------------------------------
 5.27%                                         03/07/07        100,000       99,912,250
=======================================================================================
                                                                            249,824,500
=======================================================================================
 Total Commercial Paper (Cost $5,124,309,548)                             5,124,309,548
=======================================================================================
MASTER NOTE AGREEMENTS-8.19%


Lehman Brothers Inc. (Acquired 01/10/07; Cost
 $228,000,000)
 5.42%(b)(c)(d)(e)                                  --         228,000      228,000,000
---------------------------------------------------------------------------------------
Merrill Lynch Mortgage Capital, Inc.
 (Acquired 02/05/07; Cost $400,000,000)
 5.44%(b)(c)(d)                                04/05/07        400,000      400,000,000
=======================================================================================
 Total Master Note Agreements (Cost
 $628,000,000)                                                              628,000,000
=======================================================================================
U.S. GOVERNMENT AGENCY SECURITIES-0.87%


FEDERAL HOME LOAN BANK (FHLB)-0.87%


Unsec. Disc. Notes, 5.14%(a)(c) (Cost
 $66,200,000)                                  03/01/07         66,200       66,200,000
=======================================================================================
TOTAL INVESTMENTS
 (excluding Repurchase
 Agreements)-75.89%
 (Cost $5,818,509,548)                                                    5,818,509,548
=======================================================================================


                                                REPURCHASE
                                                  AMOUNT

REPURCHASE AGREEMENTS-27.21%(F)

ABN AMRO Bank N.V., Joint agreement dated
 02/28/07, aggregate maturing value
 $250,036,875 (collateralized by U.S.
 Government obligations valued at
 $255,000,272; 3.60%-6.00%,
 03/15/07-09/17/18)
 5.31%, 03/01/07                                105,015,488      105,000,000
-----------------------------------------------------------------------------
Banc of America Securities LLC, Joint
 agreement dated 02/28/07, aggregate maturing
 value $500,073,889 (collateralized by U.S.
 Government obligations valued at
 $510,000,001; 5.00%, 05/01/35)
 5.32%, 03/01/07                                 21,962,284       21,959,039
-----------------------------------------------------------------------------
Barclays Capital Inc., Joint agreement dated
 02/28/07, aggregate maturing value
 $500,074,028 (collateralized by U.S.
 Government obligations valued at
 $510,000,001; 4.00%-6.50%,
 08/01/18-06/01/39)
 5.33%, 03/01/07                                263,741,235      263,702,192
-----------------------------------------------------------------------------
Bear, Stearns & Co., Inc., Joint agreement
 dated 02/28/07, aggregate maturing value
 $300,044,167 (collateralized by U.S.
 Government obligations valued at
 $306,004,334; 5.00%-7.00%,
 04/01/14-03/01/37)
 5.30%, 03/01/07                               $200,029,444   $  200,000,000
-----------------------------------------------------------------------------
BNP Paribas Securities Corp., Joint agreement
 dated 02/28/07, aggregate maturing value
 $250,036,944 (collateralized by U.S.
 Government obligations valued at
 $255,000,405; 0%-4.72%, 04/18/07-03/15/10)
 5.32%, 03/01/07                                104,015,369      104,000,000
-----------------------------------------------------------------------------
Credit Suisse Securities (USA) LLC, Joint
 agreement dated 02/28/07, aggregate maturing
 value $250,036,944 (collateralized by U.S.
 Government obligations valued at
 $255,004,725; 0%, 11/30/07-06/17/33)
 5.32%, 03/01/07                                105,015,517      105,000,000
-----------------------------------------------------------------------------
Fortis Bank N.V./S.A., Joint agreement dated
 02/28/07, aggregate maturing value
 $200,029,611 (collateralized by U.S.
 Government obligations valued at
 $204,000,000; 2.88%-5.00%,
 09/14/07-11/01/19)
 5.33%, 03/01/07                                145,021,468      145,000,000
-----------------------------------------------------------------------------
Fortis Securities LLC, Joint agreement dated
 02/28/07, aggregate maturing value
 $275,040,639 (collateralized by U.S.
 Government obligations valued at
 $280,500,287; 0%-4.00%, 03/15/07-02/15/15)
 5.32%, 03/01/07                                129,019,063      129,000,000
-----------------------------------------------------------------------------
Goldman, Sachs & Co., Joint agreement dated
 02/28/07, aggregate maturing value
 $250,036,944 (collateralized by U.S.
 Government obligations valued at
 $255,000,043; 3.15%-6.25%,
 12/14/07-07/28/23)
 5.32%, 03/01/07                                104,015,369      104,000,000
-----------------------------------------------------------------------------
Morgan Stanley, Joint agreement dated
 02/28/07, aggregate maturing value
 $250,036,806 (collateralized by U.S.
 Government obligations valued at
 $257,623,762; 0%-7.13%, 04/05/07-04/01/56)
 5.30%, 03/01/07                                104,015,311      104,000,000
-----------------------------------------------------------------------------
Societe Generale S.A., Agreement dated
 02/28/07, (collateralized by U.S. Government
 obligations valued at $306,000,000;
 0%-6.84%, 01/15/08-12/01/36)
 5.33%, 03/01/07                                300,044,417      300,000,000
-----------------------------------------------------------------------------
UBS Securities LLC, Agreement dated 02/28/07,
 (collateralized by U.S. Government
 obligations valued at $255,002,643;
 5.00%-7.00%, 08/01/29-11/01/35) 5.33%,
 03/01/07                                       250,037,014      250,000,000
-----------------------------------------------------------------------------

STIC PRIME PORTFOLIO

Short-Term Investments Trust

                                                REPURCHASE
                                                  AMOUNT           VALUE
-----------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

UBS Securities LLC, Joint agreement dated
 02/28/07, aggregate maturing value
 $150,022,167 (collateralized by U.S.
 Government obligations valued at
 $153,001,380; 0%, 07/15/20-04/15/30) 5.32%,
 03/01/07                                      $  5,000,739   $    5,000,000
-----------------------------------------------------------------------------
Wachovia Bank, N.A., Agreement dated
 02/28/07, (collateralized by U.S. Government
 obligations valued at $255,000,001;
 4.50%-7.65%, 10/15/09-12/15/45) 5.33%,
 03/01/07                                       250,037,014      250,000,000
=============================================================================
 Total Repurchase Agreements (Cost
 $2,086,661,231)                                               2,086,661,231
=============================================================================
TOTAL INVESTMENTS-103.10% (Cost
 $7,905,170,779)(g)(h)                                         7,905,170,779
=============================================================================
OTHER ASSETS LESS LIABILITIES-(3.10)%                           (237,649,750)
=============================================================================
NET ASSETS-100.00%                                            $7,667,521,029
_____________________________________________________________________________
=============================================================================


Investment Abbreviations:

CEP     - Credit Enhancement Provider
Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at February 28, 2007 was $5,413,773,964, which represented 70.61% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(d) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice depending upon the timing of the demand. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on February 28, 2007.
(e) Open master note agreement with no specified maturity date. Either party may terminate the agreement upon thirty days prior written notice provided the last maturing advances under the note is paid in full, whether at maturity or on demand.
(f) Principal amount equals value at period end. See Note 11.
(g) Also represents cost for federal income tax purposes.
(h) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

      ENTITIES                                                          PERCENTAGE
      ----------------------------------------------------------------------------
      Merrill Lynch & Co.                                                  5.2%
       ___________________________________________________________________________
      ============================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

TREASURY PORTFOLIO

SCHEDULE OF INVESTMENTS

February 28, 2007
(Unaudited)


                       PRINCIPAL
                        AMOUNT
            MATURITY     (000)          VALUE
--------------------------------------------------
U.S. TREASURY
SECURITIES-21.35%
U.S.
  TREASURY
  BILLS-21.35%(A)
4.84%       04/05/07   $100,000    $    99,528,958
--------------------------------------------------
4.92%       04/05/07    100,000         99,522,153
--------------------------------------------------
4.94%       04/12/07    100,000         99,423,667
--------------------------------------------------
4.88%       05/17/07    150,000        148,435,617
--------------------------------------------------
4.87%       05/24/07    100,000         98,864,600
--------------------------------------------------
4.86%       05/31/07    100,000         98,771,247
--------------------------------------------------
4.87%       06/14/07    100,000         98,580,750
--------------------------------------------------
4.88%       06/14/07    100,000         98,576,666
--------------------------------------------------
4.87%       06/21/07    100,000         98,483,333
--------------------------------------------------
4.91%       07/05/07    100,000         98,283,250
--------------------------------------------------
4.92%       07/12/07    100,000         98,183,442
==================================================
    Total
      U.S.
  Treasury
Securities
     (Cost
     $1,136,653,683)                 1,136,653,683
==================================================
TOTAL
INVESTMENTS
 (excluding
Repurchase
Agreements)-21.35%
  (Cost
  $1,136,653,683)                    1,136,653,683
==================================================

                                                REPURCHASE
                                                  AMOUNT
REPURCHASE AGREEMENTS-79.06%(B)

ABN AMRO Bank N.V., Joint agreement dated
  02/28/07, aggregate maturing value
  $350,051,139 (collateralized by U.S.
  Treasury obligations valued at
  $357,000,198; 3.00%-8.75%,
  06/30/08-08/15/22) 5.26%, 03/01/07            60,136,044        60,127,259
----------------------------------------------------------------------------
Banc of America Securities LLC, Joint
  agreement dated 02/28/07, aggregate
  maturing value $250,036,458 (collateralized
  by U.S. Treasury obligations valued at
  $255,000,937; 3.38%, 11/15/08-10/15/09)
  5.25%, 03/01/07                              245,035,729       245,000,000
----------------------------------------------------------------------------
Barclays Capital Inc., Joint agreement dated
  02/28/07, aggregate maturing value
  $300,043,917 (collateralized by U.S.
  Treasury obligations valued at
  $306,000,397; 0.88%, 04/15/10) 5.27%,
  03/01/07                                     245,035,865       245,000,000
----------------------------------------------------------------------------
Bear, Stearns & Co., Inc., Open agreement,
  with no specific maturity date
  (collateralized by U.S. Treasury
  obligations valued at $102,187,338;
  0%-7.00%, 04/30/07-03/01/37)
  5.32%(c)                                              --       100,000,000
----------------------------------------------------------------------------

----------------------------------------------------------------------------
                                                REPURCHASE
                                                  AMOUNT          VALUE
REPURCHASE AGREEMENTS-(CONTINUED)

BNP Paribas Securities Corp., Joint agreement
  dated 02/28/07, aggregate maturing value
  $250,036,597 (collateralized by U.S.
  Treasury obligations valued at
  $255,000,422; 0%-3.50%, 04/19/07-07/15/13)
  5.27%, 03/01/07                              $245,035,865   $  245,000,000
----------------------------------------------------------------------------
CIBC World Markets Inc., Agreement dated
  02/28/07, (collateralized by U.S. Treasury
  obligations valued at $102,179,387;
  3.63%-4.50%, 09/30/11-05/15/13) 5.27%,
  03/01/07                                     100,014,639       100,000,000
----------------------------------------------------------------------------
Citigroup Global Markets Inc., Joint
  agreement dated 02/28/07, aggregate
  maturing value $250,036,597 (collateralized
  by U.S. Treasury obligations valued at
  $255,000,000; 0%-4.88%; 10/31/07-02/15/20)
  5.27%, 03/01/07                              245,035,865       245,000,000
----------------------------------------------------------------------------
Credit Suisse Securities (USA) LLC, Joint
  agreement dated 02/28/07, aggregate
  maturing value $250,036,597 (collateralized
  by U.S. Treasury obligations valued at
  $255,001,137; 0%, 08/15/26-11/15/26)
  5.27%, 03/01/07                              245,035,865       245,000,000
----------------------------------------------------------------------------
Deutsche Bank Securities Inc., Joint
  agreement dated 02/28/07, aggregate
  maturity value $250,036,597 (collateralized
  by U.S. Treasury obligations value at
  $255,000,536; 2.00-8.13%,
  07/15/14-08/15/19)
  5.27%, 03/01/07                              245,035,865       245,000,000
----------------------------------------------------------------------------
Fortis Securities LLC, Agreement dated
  02/28/07, (collateralized by U.S. Treasury
  obligations valued at $510,000,439;
  2.75%-8.75%, 04/30/07-02/15/36) 5.27%,
  03/01/07                                     500,073,194       500,000,000
----------------------------------------------------------------------------
Greenwich Capital Markets, Inc., Agreement
  dated 02/28/07, (collateralized by U.S.
  Treasury obligations valued at
  $510,004,487; 4.63%, 11/30/08-02/29/12)
  5.27%, 03/01/07                              500,073,194       500,000,000
----------------------------------------------------------------------------
JPMorgan Securities Inc., Joint agreement
  dated 02/28/07, aggregate maturing value
  $250,036,528 (collateralized by U.S.
  Treasury obligations valued at
  $255,003,563; 0%-8.00%,
  05/15/14-02/15/37)
  5.26%, 03/01/07                              245,035,797       245,000,000
----------------------------------------------------------------------------

TREASURY PORTFOLIO

Short-Term Investments Trust

                                                REPURCHASE
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Merrill Lynch Government Securities, Inc.,
  Agreement dated 02/28/07, (collateralized
  by U.S. Treasury obligations valued at
  $510,000,274; 0%, 05/15/07-11/15/26) 5.27%,
  03/01/07                                     $500,073,194   $  500,000,000
----------------------------------------------------------------------------
Morgan Stanley, Joint agreement dated
  02/28/07, aggregate maturing value
  $250,036,528 (collateralized by U.S.
  Treasury obligations valued at
  $257,026,021;
  3.50%-6.50%,11/15/09-02/15/10) 5.26%,
  03/01/07                                     245,035,797       245,000,000
----------------------------------------------------------------------------
Societe Generale S.A., Joint agreement dated
  02/28/07, aggregate maturing value
  $300,043,833 (collateralized by U.S.
  Treasury obligations valued at
  $306,000,194; 0%-13.25%, 07/26/07-02/15/36)
  5.26%, 03/01/07                              245,035,797       245,000,000
----------------------------------------------------------------------------

----------------------------------------------------------------------------
                                                REPURCHASE
                                                  AMOUNT          VALUE
REPURCHASE AGREEMENTS-(CONTINUED)

UBS Securities LLC, Joint agreement dated
  02/28/07, aggregate maturing value
  $300,043,917 (collateralized by U.S.
  Treasury obligations valued at
  $306,003,404; 0%-7.50%, 08/15/11-02/15/36)
  5.27%, 03/01/07                              $245,035,865   $  245,000,000
============================================================================
    Total Repurchase Agreements (Cost
      $4,210,127,259)                                          4,210,127,259
============================================================================
TOTAL INVESTMENTS-100.41% (Cost
  $5,346,780,942)(d)                                           5,346,780,942
============================================================================
OTHER ASSETS LESS LIABILITIES-(0.41)%                            (21,708,356)
============================================================================
NET ASSETS-100.00%                                            $5,325,072,586
____________________________________________________________________________
============================================================================

Investment Abbreviations:

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Principal amount equals value at period end. See Note 11.
(c) Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily.
(d) Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

GOVERNMENT & AGENCY PORTFOLIO

SCHEDULE OF INVESTMENTS

February 28, 2007
(Unaudited)


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)         VALUE
---------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES-24.95%

FEDERAL FARM CREDIT BANK (FFCB)-4.11%

Disc. Notes,
  5.09%(a)                                     07/06/07    $40,000    $39,281,745
---------------------------------------------------------------------------------
Floating Rate Bonds,
  5.18%(b)                                     08/01/07     90,000     89,992,686
=================================================================================
                                                                      129,274,431
=================================================================================
FEDERAL HOME LOAN BANK (FHLB)-1.59%

Unsec. Global Bonds,
  5.27%                                        11/21/07     50,000     49,988,656
=================================================================================
FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-12.84%

Series M006, Class A, Taxable Multifamily VRD
  Ctfs.,
  5.32%(c)                                     10/15/45     21,703     21,702,679
---------------------------------------------------------------------------------
Unsec. Disc. Notes,(a)
  5.13%                                        03/13/07     40,000     39,931,587
---------------------------------------------------------------------------------
  4.98%                                        04/17/07     20,000     19,869,967
---------------------------------------------------------------------------------
  4.99%                                        05/01/07     25,000     24,788,618
---------------------------------------------------------------------------------
  5.08%                                        08/31/07     30,000     29,224,537
---------------------------------------------------------------------------------
  5.03%                                        11/30/07     40,000     38,467,122
---------------------------------------------------------------------------------
Unsec. Floating Rate Global Notes,
  5.24%(b)                                     06/19/07     45,000     45,000,717
---------------------------------------------------------------------------------
Unsec. Floating Rate Medium Term Global
  Notes,
  5.17%(b)                                     09/27/07     75,000     74,978,227
---------------------------------------------------------------------------------
Unsec. Global Notes,
  2.70%                                        03/16/07     25,000     24,975,376
---------------------------------------------------------------------------------
  5.09%                                        08/31/07     45,633     44,451,124
---------------------------------------------------------------------------------
Unsec. Medium Term Global Notes,
  5.35%                                        12/19/07     40,000     40,000,000
=================================================================================
                                                                      403,389,954
=================================================================================
FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-6.03%

Unsec. Disc. Notes,(a)
  5.11%                                        03/23/07     50,000     49,843,861
---------------------------------------------------------------------------------
  5.10%                                        04/09/07     50,000     49,723,750
---------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)         VALUE
---------------------------------------------------------------------------------

FEDERAL FARM CREDIT BANK-(CONTINUED)

Unsec. Global Notes,
  4.75%                                        08/03/07    $40,000    $39,907,000
---------------------------------------------------------------------------------
  5.41%                                        12/28/07     50,000     50,000,000
=================================================================================
                                                                      189,474,611
=================================================================================
OVERSEAS PRIVATE INVESTMENT CORP.(OPIC)-0.38%

Gtd. VRD COP,
  5.30%(c)(d)                                  12/31/10     12,000     12,000,000
=================================================================================
    Total U.S. Government Agency Securities
      (Cost $784,127,652)                                             784,127,652
=================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-24.95% (Cost $784,127,652)                              784,127,652
=================================================================================


                                                REPURCHASE
                                                  AMOUNT          VALUE
REPURCHASE AGREEMENTS-75.34%(E)

ABN AMRO Bank N.V., Joint Agreement date
  2/28/2007, aggregate maturing value
  $250,036,875 (collateralized by U.S.
  Government obligations valued at
  $255,000,272; 3.60%-6.00%,
  03/15/07-09/17/18)
  5.31%, 03/01/07                              145,021,388       145,000,000
----------------------------------------------------------------------------
Barclays Capital Inc., Joint agreement dated
  02/28/07, aggregate maturing value
  $500,621,781 (collateralized by U.S.
  Government obligations valued at
  $510,559,749; 0%-6.15%, 07/25/07-08/15/19)
  5.31%, 03/01/07                              260,373,793       260,335,394
----------------------------------------------------------------------------
Bear, Stearns & Co., Inc, Open agreement
  dated 02/28/07, (collateralized by U.S.
  Government obligations valued at
  $255,190,347; 0%-7.13%, 04/30/07-03/01/37)
  5.32%(f)                                              --       150,000,000
----------------------------------------------------------------------------
BNP Paribas Securities Corp., Joint agreement
  dated 02/28/07, aggregate maturing value
  $250,036,944 (collateralized by U.S.
  Government obligations valued at
  $255,004,405; 0%-4.72%, 04/18/07-03/15/10)
  5.32%, 03/01/07                              145,021,428       145,000,000
----------------------------------------------------------------------------

GOVERNMENT & AGENCY PORTFOLIO

Short-Term Investments Trust

                                                REPURCHASE
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Citigroup Global Markets Inc., Joint
  agreement dated 02/28/07, aggregate
  maturing value $250,036,944 (collateralized
  by U.S. Government obligations valued at
  $250,000,188; 5.50%-5.60%,
  01/23/12-02/01/17) 5.32%, 03/01/07           $245,036,206   $  245,000,000
----------------------------------------------------------------------------
Credit Suisse Securities (USA) LLC, Joint
  agreement dated 02/28/07, aggregate
  maturing value $250,036,944 (collateralized
  by U.S. Government obligations valued at
  $255,004,725; 0%, 11/30/07-06/17/33)
  5.32%, 03/01/07                              145,021,428       145,000,000
----------------------------------------------------------------------------
Deutsche Bank Securities Inc., Joint
  agreement dated 02/28/07, aggregate
  maturing value $100,014,778 (collateralized
  by U.S. Government obligations valued at
  $102,000,170; 2.88%-6.13%,
  04/16/07-07/17/13) 5.32%, 03/01/07            99,014,630        99,000,000
----------------------------------------------------------------------------
Fortis Securities LLC, Joint agreement dated
  02/28/07, aggregate maturing value
  $275,040,639 (collateralized by U.S.
  Government obligations valued at
  $280,500,287; 0%-4.00%, 03/15/07-02/15/15)
  5.32%, 03/01/07                              145,021,428       145,000,000
----------------------------------------------------------------------------
Goldman, Sachs & Co., Joint agreement dated
  02/28/07, aggregate maturing value
  $250,036,944 (collateralized by U.S.
  Government obligations valued at
  $255,000,043; 3.15%-6.25%,
  12/14/07-07/28/23)
  5.32%, 03/01/07                              145,021,428       145,000,000
----------------------------------------------------------------------------

----------------------------------------------------------------------------
                                                REPURCHASE
                                                  AMOUNT          VALUE
REPURCHASE AGREEMENTS-(CONTINUED)

Morgan Stanley, Joint agreement dated
  02/28/07, aggregate maturing value
  $250,036,806 (collateralized by U.S.
  Government obligations valued at
  $257,623,762; 0%-7.13%,
  04/05/07-04/01/56)
  5.30%, 03/01/07                              $145,021,347   $  145,000,000
----------------------------------------------------------------------------
RBC Capital Markets, Agreement dated
  02/28/07, (collateralized by U.S.
  Government obligations valued at
  $510,003,037; 0%-7.25%,
  03/05/07-01/05/27)
  5.32%, 03/01/07                              500,073,889       500,000,000
----------------------------------------------------------------------------
Societe Generale S.A., Joint agreement dated
  02/28/07, aggregate maturing value
  $100,014,722 (collateralized by U.S.
  Government obligations valued at
  $102,000,406; 0%-7.25%,
  01/15/08-05/15/30)
  5.30%, 03/01/07                               99,014,575        99,000,000
----------------------------------------------------------------------------
UBS Securities LLC, Joint agreement dated
  02/28/07, aggregate maturing value
  $150,022,167 (collateralized by U.S.
  Government obligations valued at
  $153,001,380; 0%, 07/15/20-04/15/30) 5.32%,
  03/01/07                                     145,021,428       145,000,000
============================================================================
    Total Repurchase Agreements (Cost
      $2,368,335,394)                                          2,368,335,394
============================================================================
TOTAL INVESTMENTS-100.29% (Cost
  $3,152,463,046)(g)                                           3,152,463,046
============================================================================
OTHER ASSETS LESS LIABILITIES-(0.29)%                             (9,082,869)
============================================================================
NET ASSETS-100.00%                                            $3,143,380,177
____________________________________________________________________________
============================================================================

Investment Abbreviations:

Ctfs.   - Certificates
COP     - Certificates of Participation
Disc.   - Discounted
Gtd.    - Guaranteed
Unsec.  - Unsecured
VRD     - Variable Rate Demand

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2007.
(c) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2007.
(d) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(e) Principal amount equals value at period end. See Note 11.
(f) Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily.
(g) Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

GOVERNMENT TAXADVANTAGE PORTFOLIO

SCHEDULE OF INVESTMENTS

February 28, 2007
(Unaudited)


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)         VALUE
----------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES-106.51%

FEDERAL FARM CREDIT BANK (FFCB)-19.20%

Disc. Notes,(a)
  5.14%                                        03/16/07   $ 10,000    $  9,978,583
----------------------------------------------------------------------------------
  5.09%                                        07/06/07     10,000       9,820,436
----------------------------------------------------------------------------------
Floating Rate Bonds,(b)
  5.18%                                        08/01/07      9,000       8,999,269
----------------------------------------------------------------------------------
  5.20%                                        11/06/07     25,000      25,000,000
----------------------------------------------------------------------------------
Unsec. Floating Rate Bonds,(b)
  5.22%                                        03/01/07      4,050       4,050,000
----------------------------------------------------------------------------------
  5.21%                                        10/03/07     20,000      20,002,350
==================================================================================
                                                                        77,850,638
==================================================================================

FEDERAL HOME LOAN BANK (FHLB)-87.31%

Unsec. Disc. Notes,(a)
  5.18%                                        03/09/07    100,000      99,884,889
----------------------------------------------------------------------------------
  5.14%                                        03/16/07     20,000      19,957,167
----------------------------------------------------------------------------------
  5.13%                                        04/04/07     20,000      19,903,100
----------------------------------------------------------------------------------
  5.13%                                        04/20/07      8,077       8,019,474
----------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)         VALUE
----------------------------------------------------------------------------------

FEDERAL HOME LOAN BANK-(CONTINUED)

Unsec. Floating Rate Bonds,
  5.40%(b)                                     02/07/08   $ 20,000    $ 20,000,000
----------------------------------------------------------------------------------
Unsec. Floating Rate Global Bonds,
  5.17%(b)                                     03/14/08     15,000      14,994,465
----------------------------------------------------------------------------------
Unsec. Global Bonds,
  5.25%                                        10/03/07     10,000       9,997,709
----------------------------------------------------------------------------------
  5.27%                                        11/21/07      5,000       4,998,865
----------------------------------------------------------------------------------
  5.18%                                        03/16/07     50,000      49,892,187
----------------------------------------------------------------------------------
Unsec. Notes, 5.14%(c)                         03/01/07    106,300     106,300,000
==================================================================================
                                                                       353,947,856
==================================================================================
TOTAL INVESTMENTS(d)-106.51% (Cost
  $431,798,494)                                                        431,798,494
==================================================================================
OTHER ASSETS LESS LIABILITIES-(6.51)%                                  (26,397,842)
==================================================================================
NET ASSETS-100.00%                                                    $405,400,652
__________________________________________________________________________________
==================================================================================

Investment Abbreviations:

Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2007.
(c) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(d) Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2007
(Unaudited)

                                                                                                     GOVERNMENT &     GOVERNMENT
                                                 LIQUID ASSETS      STIC PRIME        TREASURY          AGENCY       TAXADVANTAGE
                                                   PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO       PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
ASSETS:

Investments, at value                           $14,898,353,718   $5,818,509,548   $1,136,653,683   $ 784,127,652    $431,798,494
---------------------------------------------------------------------------------------------------------------------------------
Repurchase agreements                            5,254,542,342     2,086,661,231    4,210,127,259   2,368,335,394              --
=================================================================================================================================
  Total investments                             20,152,896,060     7,905,170,779    5,346,780,942   3,152,463,046     431,798,494
=================================================================================================================================
Cash                                                        --                --               --           5,284          24,474
---------------------------------------------------------------------------------------------------------------------------------
Receivables for:
  Investments sold                                 272,750,929                --               --              --              --
---------------------------------------------------------------------------------------------------------------------------------
  Interest                                          68,622,524         2,698,731          615,959       3,443,167         512,122
---------------------------------------------------------------------------------------------------------------------------------
  Fund expenses absorbed                                95,688            15,735           40,780          22,484              --
---------------------------------------------------------------------------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                 581,544           336,001          231,616          76,922          62,193
---------------------------------------------------------------------------------------------------------------------------------
Other assets                                           304,351           258,208          141,939         116,051          71,233
=================================================================================================================================
     Total assets                               20,495,251,096     7,908,479,454    5,347,811,236   3,156,126,954     432,468,516
_________________________________________________________________________________________________________________________________
=================================================================================================================================


LIABILITIES:

Payables for:
  Investments purchased                            477,596,187       208,726,968               --              --      25,000,000
---------------------------------------------------------------------------------------------------------------------------------
  Amount due custodian                                 474,594                --               --      12,147,298       1,825,247
---------------------------------------------------------------------------------------------------------------------------------
  Dividends                                         82,977,641        30,570,358       21,329,663         240,973          84,848
---------------------------------------------------------------------------------------------------------------------------------
  Trustee deferred compensation and retirement
     plans                                           2,058,184           962,919          692,397              --          53,860
---------------------------------------------------------------------------------------------------------------------------------
Accrued distribution fees                              703,315           485,874          544,672         235,543          39,955
---------------------------------------------------------------------------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                              49,849            19,770           14,728           9,472           3,036
---------------------------------------------------------------------------------------------------------------------------------
Accrued transfer agent fees                            168,834            55,110           44,399          21,884           3,018
---------------------------------------------------------------------------------------------------------------------------------
Accrued operating expenses                             319,885           137,426          112,791          91,607          57,900
=================================================================================================================================
     Total liabilities                             564,348,489       240,958,425       22,738,650      12,746,777      27,067,864
=================================================================================================================================
Net assets applicable to shares outstanding     $19,930,902,607   $7,667,521,029   $5,325,072,586   $3,143,380,177   $405,400,652
_________________________________________________________________________________________________________________________________
=================================================================================================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                   $19,930,202,725   $7,666,745,714   $5,324,692,561   $3,143,130,186   $405,396,011
---------------------------------------------------------------------------------------------------------------------------------
Undistributed net investment income                  2,058,268           779,248          307,718         243,783           3,895
---------------------------------------------------------------------------------------------------------------------------------
Undistributed net realized gain (loss)              (1,358,386)           (3,933)          72,307           6,208             746
=================================================================================================================================
                                                $19,930,902,607   $7,667,521,029   $5,325,072,586   $3,143,380,177   $405,400,652
_________________________________________________________________________________________________________________________________
=================================================================================================================================


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

February 28, 2007
(Unaudited)

Short-Term Investments Trust

NET ASSETS:

Institutional Class                                      $14,191,802,003   $4,232,917,843   $2,257,903,689   $1,495,468,186
___________________________________________________________________________________________________________________________
===========================================================================================================================
Private Investment Class                                 $1,230,660,559    $  625,459,543   $  897,220,715   $ 575,513,829
___________________________________________________________________________________________________________________________
===========================================================================================================================
Personal Investment Class                                $   59,526,330    $  323,811,177   $  352,956,305   $  22,122,836
___________________________________________________________________________________________________________________________
===========================================================================================================================
Cash Management Class                                    $2,841,182,187    $1,691,149,975   $1,431,326,345   $ 692,173,414
___________________________________________________________________________________________________________________________
===========================================================================================================================
Reserve Class                                            $   31,052,432    $   50,991,322   $   89,366,004   $  24,876,939
___________________________________________________________________________________________________________________________
===========================================================================================================================
Resource Class                                           $1,147,133,143    $  469,189,077   $  295,133,636   $ 318,836,034
___________________________________________________________________________________________________________________________
===========================================================================================================================
Corporate Class                                          $  429,545,953    $  274,002,092   $    1,165,892   $  14,388,939
___________________________________________________________________________________________________________________________
===========================================================================================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Institutional Class                                      14,191,148,772     4,233,463,445    2,257,671,523   1,495,360,511
___________________________________________________________________________________________________________________________
===========================================================================================================================
Private Investment Class                                  1,230,676,899       625,564,548      897,253,237     575,476,707
___________________________________________________________________________________________________________________________
===========================================================================================================================
Personal Investment Class                                    59,529,939       323,765,522      352,927,900      22,120,103
___________________________________________________________________________________________________________________________
===========================================================================================================================
Cash Management Class                                     2,841,136,368     1,691,217,456    1,431,183,319     692,134,011
___________________________________________________________________________________________________________________________
===========================================================================================================================
Reserve Class                                                31,056,557        51,000,147       89,351,847      24,875,952
___________________________________________________________________________________________________________________________
===========================================================================================================================
Resource Class                                            1,147,140,394       469,162,002      295,128,349     318,811,840
___________________________________________________________________________________________________________________________
===========================================================================================================================
Corporate Class                                             429,513,294       274,002,578        1,165,942      14,386,294
___________________________________________________________________________________________________________________________
===========================================================================================================================
Net asset value, offering and redemption price per
  share for each class                                   $         1.00    $         1.00   $         1.00   $        1.00
___________________________________________________________________________________________________________________________
===========================================================================================================================
Cost of investments                                      $14,898,353,718   $5,818,509,548   $1,136,653,683   $ 784,127,652
---------------------------------------------------------------------------------------------------------------------------
Cost of repurchase agreements                            $5,254,542,342    $2,086,661,231   $4,210,127,259   $2,368,335,394
===========================================================================================================================
Total investments, at cost                               $20,152,896,060   $7,905,170,779   $5,346,780,942   $3,152,463,046
___________________________________________________________________________________________________________________________
===========================================================================================================================


NET ASSETS:

Institutional Class                                      $159,487,686
_______________________________________________________
=======================================================
Private Investment Class                                 $ 51,628,806
_______________________________________________________
=======================================================
Personal Investment Class                                $  7,321,393
_______________________________________________________
=======================================================
Cash Management Class                                    $ 91,412,320
_______________________________________________________
=======================================================
Reserve Class                                            $ 15,127,430
_______________________________________________________
=======================================================
Resource Class                                           $ 80,409,355
_______________________________________________________
=======================================================
Corporate Class                                          $     13,662
_______________________________________________________
=======================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Institutional Class                                       159,459,904
_______________________________________________________
=======================================================
Private Investment Class                                   51,653,829
_______________________________________________________
=======================================================
Personal Investment Class                                   7,323,408
_______________________________________________________
=======================================================
Cash Management Class                                      91,410,192
_______________________________________________________
=======================================================
Reserve Class                                              15,127,415
_______________________________________________________
=======================================================
Resource Class                                             80,411,030
_______________________________________________________
=======================================================
Corporate Class                                                13,619
_______________________________________________________
=======================================================
Net asset value, offering and redemption price per
  share for each class                                   $       1.00
_______________________________________________________
=======================================================
Cost of investments                                      $431,798,494
-------------------------------------------------------
Cost of repurchase agreements                            $         --
=======================================================
Total investments, at cost                               $431,798,494
_______________________________________________________
=======================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

STATEMENT OF OPERATIONS

For the six months ended February 28, 2007
(Unaudited)

                                                                                                      GOVERNMENT &    GOVERNMENT
                                                        LIQUID ASSETS    STIC PRIME      TREASURY        AGENCY      TAXADVANTAGE
                                                          PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:

Interest                                                $563,995,883    $211,710,023   $142,211,417   $82,874,754     $7,796,234
=================================================================================================================================

EXPENSES:

Advisory fees                                             15,771,923      5,913,254       4,067,423     1,560,233        285,766
---------------------------------------------------------------------------------------------------------------------------------
Administrative services fees                                 568,343        371,169         334,252       299,711         64,066
---------------------------------------------------------------------------------------------------------------------------------
Custodian fees                                               477,682        170,489         133,792        83,614          7,270
---------------------------------------------------------------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                 2,803,454      1,586,662       2,234,710     1,312,420        125,999
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                  264,016      1,202,848       1,228,337       102,672         26,548
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                    1,468,471        803,009         770,855       325,484         22,494
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                              186,091        297,132         652,942       111,554         56,275
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           1,163,495        404,976         351,773       311,001         45,789
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                             62,744         56,467             244         4,074              2
---------------------------------------------------------------------------------------------------------------------------------
Transfer agent fees                                          903,018        354,795         233,309       140,421         13,473
---------------------------------------------------------------------------------------------------------------------------------
Trustees' and officer's fees and benefits                    341,253        135,273          90,681        57,374         11,088
---------------------------------------------------------------------------------------------------------------------------------
Registration and filing fees                                      --             --              --            --         50,330
---------------------------------------------------------------------------------------------------------------------------------
Other                                                        670,425        428,195         254,465       219,000         74,825
=================================================================================================================================
    Total expenses                                        24,680,915     11,724,269      10,352,783     4,527,558        783,925
=================================================================================================================================
Less: Fees waived                                         (7,602,275)    (3,865,209)     (3,381,332)   (1,179,561)      (416,304)
=================================================================================================================================
    Net expenses                                          17,078,640      7,859,060       6,971,451     3,347,997        367,621
=================================================================================================================================
Net investment income                                    546,917,243    203,850,963     135,239,966    79,526,757      7,428,613
=================================================================================================================================

REALIZED GAIN (LOSS):

Net realized gain (loss) from investment securities         (182,608)            --         224,810        30,996            547
=================================================================================================================================
Net increase in net assets resulting from operations    $546,734,635    $203,850,963   $135,464,776   $79,557,753     $7,429,160
_________________________________________________________________________________________________________________________________
=================================================================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 28, 2007 and the year ended August 31, 2006 (Unaudited)

                                                                LIQUID ASSETS PORTFOLIO                STIC PRIME PORTFOLIO
                                                           ----------------------------------    --------------------------------
                                                            FEBRUARY 28,        AUGUST 31,        FEBRUARY 28,       AUGUST 31,
                                                                2007               2006               2007              2006
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                    $   546,917,243    $   884,596,378    $ 203,850,963     $  343,224,083
---------------------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                        (182,608)           911,060               --                 --
=================================================================================================================================
    Net increase in net assets resulting from operations       546,734,635        885,507,438      203,850,963        343,224,083
=================================================================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                         (400,640,325)      (639,998,716)    (117,658,440)      (234,363,354)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                     (27,724,180)       (42,306,265)     (15,709,248)       (22,943,890)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                     (1,652,398)        (2,936,707)      (7,535,905)        (8,010,719)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                        (75,837,565)      (127,479,313)     (41,515,937)       (49,228,142)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                   (814,799)        (1,939,893)      (1,301,686)        (2,108,618)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                               (29,343,008)       (42,131,448)     (10,304,859)       (16,193,048)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                              (10,904,968)       (27,804,036)      (9,824,888)       (10,376,312)
=================================================================================================================================
    Total distributions from net investment income            (546,917,243)      (884,596,378)    (203,850,963)      (343,224,083)
=================================================================================================================================
Distributions to shareholders from net realized gains:
  Institutional Class                                                   --           (478,590)              --                 --
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                              --            (33,284)              --                 --
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                             --             (1,910)              --                 --
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                                 --            (76,508)              --                 --
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                         --               (538)              --                 --
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                        --            (32,914)              --                 --
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                                       --             (1,728)              --                 --
=================================================================================================================================
    Total distributions from net realized gains                         --           (625,472)              --                 --
=================================================================================================================================
    Decrease in net assets resulting from distributions       (546,917,243)      (885,221,850)    (203,850,963)      (343,224,083)
=================================================================================================================================
Share transactions-net:
  Institutional Class                                         (866,713,306)     2,776,520,511     (490,666,843)       156,376,625
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                     249,987,134        171,846,264       34,153,849         34,597,047
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                     (4,906,310)        18,242,840       24,605,763        136,456,690
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                        127,322,434       (695,502,781)     312,188,175        469,909,700
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                 13,628,517       (110,822,387)      (4,900,491)       (10,802,596)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                58,032,587        186,260,377      143,860,829         53,456,001
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                              372,908,747       (409,826,741)    (251,679,308)       471,719,805
=================================================================================================================================
    Net increase (decrease) in net assets resulting from
      share transactions                                       (49,740,197)     1,936,718,083     (232,438,026)     1,311,713,272
=================================================================================================================================
    Net increase (decrease) in net assets                      (49,922,805)     1,937,003,671     (232,438,026)     1,311,713,272
=================================================================================================================================

NET ASSETS:

  Beginning of period                                       19,980,825,412     18,043,821,741    7,899,959,055      6,588,245,783
=================================================================================================================================
  End of period*                                           $19,930,902,607    $19,980,825,412    $7,667,521,029    $7,899,959,055
=================================================================================================================================
* Includes accumulated undistributed net investment
  income                                                   $     2,058,268    $     2,058,268    $     779,248     $      779,248
_________________________________________________________________________________________________________________________________
=================================================================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

For the six months ended February 28, 2007 and the year ended August 31, 2006 (Unaudited)

Short-Term Investments Trust

                                                                                                           GOVERNMENT &
                                                                    TREASURY PORTFOLIO                   AGENCY PORTFOLIO
                                                             --------------------------------    --------------------------------
                                                              FEBRUARY 28,       AUGUST 31,       FEBRUARY 28,       AUGUST 31,
                                                                  2007              2006              2007              2006
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                      $ 135,239,966     $  212,999,652    $  79,526,757     $  117,625,921
---------------------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                         224,810           (152,503)          30,996             97,483
=================================================================================================================================
    Net increase in net assets resulting from operations       135,464,776        212,847,149       79,557,753        117,723,404
=================================================================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                          (55,748,155)       (79,707,716)     (40,405,489)       (56,268,054)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                     (21,570,070)       (32,061,314)     (12,840,636)       (24,157,022)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                     (7,493,324)       (10,237,180)        (634,856)        (1,160,527)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                        (38,874,863)       (73,667,977)     (16,638,627)       (22,175,375)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                 (2,779,475)        (3,292,187)        (482,140)          (482,054)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                (8,732,687)       (13,748,086)      (7,824,985)       (11,101,166)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                                  (41,392)          (285,192)        (700,024)        (2,281,723)
=================================================================================================================================
    Decrease in net assets resulting from distributions       (135,239,966)      (212,999,652)     (79,526,757)      (117,625,921)
=================================================================================================================================
Share transactions-net:
  Institutional Class                                          156,025,912            703,777     (316,819,242)       812,699,419
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                     (75,164,789)      (256,870,746)      56,984,743       (232,324,616)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                     20,591,084         58,898,939      (17,477,067)         1,573,809
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                         73,713,799       (423,088,691)      35,811,695          2,952,181
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                (44,340,830)        56,501,483        2,987,754         17,248,290
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                               (57,756,228)        51,709,221       24,993,558         63,096,684
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                                 (689,271)           985,905      (14,333,120)       (33,288,657)
=================================================================================================================================
    Net increase (decrease) in net assets resulting from
      share transactions                                        72,379,677       (511,160,112)    (227,851,679)       631,957,110
=================================================================================================================================
    Net increase (decrease) in net assets                       72,604,487       (511,312,615)    (227,820,683)       632,054,593
=================================================================================================================================

NET ASSETS:

  Beginning of period                                        5,252,468,099      5,763,780,714    3,371,200,860      2,739,146,267
=================================================================================================================================
  End of period*                                             $5,325,072,586    $5,252,468,099    $3,143,380,177    $3,371,200,860
=================================================================================================================================
* Includes accumulated undistributed net investment income   $     307,718     $      307,718    $     243,783     $      243,783
_________________________________________________________________________________________________________________________________
=================================================================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

For the six months ended February 28, 2007 and the year ended August 31, 2006 (Unaudited)

Short-Term Investments Trust

                                                                       GOVERNMENT
                                                                 TAXADVANTAGE PORTFOLIO
                                                              ----------------------------
                                                              FEBRUARY 28,     AUGUST 31,
                                                                  2007            2006
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $ 7,428,613     $  8,125,913
------------------------------------------------------------------------------------------
  Net realized gain                                                   547              199
==========================================================================================
    Net increase in net assets resulting from operations        7,429,160        8,126,112
==========================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                          (3,542,858)      (3,881,519)
------------------------------------------------------------------------------------------
  Private Investment Class                                     (1,223,681)      (1,968,335)
------------------------------------------------------------------------------------------
  Personal Investment Class                                      (161,164)        (272,300)
------------------------------------------------------------------------------------------
  Cash Management Class                                        (1,129,759)      (1,317,568)
------------------------------------------------------------------------------------------
  Reserve Class                                                  (238,850)         (14,402)
------------------------------------------------------------------------------------------
  Resource Class                                               (1,131,962)        (671,100)
------------------------------------------------------------------------------------------
  Corporate Class                                                    (339)            (689)
==========================================================================================
    Decrease in net assets resulting from distributions        (7,428,613)      (8,125,913)
==========================================================================================
Share transactions-net:
  Institutional Class                                          79,383,499       (2,740,748)
------------------------------------------------------------------------------------------
  Private Investment Class                                    (37,434,759)      19,786,317
------------------------------------------------------------------------------------------
  Personal Investment Class                                       778,693          935,372
------------------------------------------------------------------------------------------
  Cash Management Class                                        59,161,062       (2,403,078)
------------------------------------------------------------------------------------------
  Reserve Class                                                14,689,678          437,737
------------------------------------------------------------------------------------------
  Resource Class                                               54,549,730       18,953,780
------------------------------------------------------------------------------------------
  Corporate Class                                                     342           13,277
==========================================================================================
    Net increase in net assets resulting from share
     transactions                                             171,128,245       34,982,657
==========================================================================================
    Net increase in net assets                                171,128,792       34,982,856
==========================================================================================

NET ASSETS:

  Beginning of period                                         234,271,860      199,289,004
==========================================================================================
  End of period*                                              $405,400,652    $234,271,860
==========================================================================================
* Includes accumulated undistributed net investment income    $     3,895     $      3,895
__________________________________________________________________________________________
==========================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

NOTES TO FINANCIAL STATEMENTS

February 28, 2007
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Short-Term Investments Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers five separate portfolios, (each constituting a "Fund"). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government and Agency Portfolio and Government TaxAdvantage Portfolio (collectively, the "Funds"). Each Fund currently offers multiple classes of shares. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Funds.

    The investment objectives of the Funds are: to provide as high a level of current income as is consistent with the preservation of capital and liquidity for Liquid Assets Portfolio; and to maximize current income consistent with the preservation of capital and the maintenance of liquidity for STIC Prime Portfolio, Treasury Portfolio, Government and Agency Portfolio and Government TaxAdvantage Portfolio.

    The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A. SECURITY VALUATIONS -- The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund's net asset value and, accordingly, they reduce each Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the advisor.

       The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Funds' taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

Short-Term Investments Trust

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. REPURCHASE AGREEMENTS -- The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund's pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to AIM at an annual rate based on each Fund's average daily net assets as follows, respectively:

Liquid Assets Portfolio                                       0.15%
-------------------------------------------------------------------
STIC Prime Portfolio                                          0.15%
-------------------------------------------------------------------
Treasury Portfolio                                            0.15%
-------------------------------------------------------------------
Government and Agency Portfolio                               0.10%
-------------------------------------------------------------------


    Government TaxAdvantage pays an advisory fee to AIM based on the annual rate of the Fund's average net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $250 million                                            0.20%
-------------------------------------------------------------------
Next $250 million                                             0.15%
-------------------------------------------------------------------
Over $500 million                                             0.10%
 __________________________________________________________________
===================================================================


    Through at least June 30, 2007, AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.12% for each Fund based on average daily net assets of such Fund, respectively. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items;
(v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Funds may receive from banks where the Funds or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Funds. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of the fiscal year.

    For the six months ended February 28, 2007, AIM waived and/or reimbursed the following advisory fees and expenses:

                                                        ADVISORY FEES     EXPENSES
                                                           WAIVED        REIMBURSED
-----------------------------------------------------------------------------------
Liquid Assets Portfolio                                  $6,092,604       $    --
-----------------------------------------------------------------------------------
STIC Prime Portfolio                                      2,629,561            --
-----------------------------------------------------------------------------------
Treasury Portfolio                                        1,850,484            --
-----------------------------------------------------------------------------------
Government and Agency Portfolio                             485,415            --
-----------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                           285,766        39,487
-----------------------------------------------------------------------------------

Short-Term Investments Trust


    The Trust has entered into a master administrative services agreement with AIM pursuant to which each Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 28, 2007, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

    The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which each Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 28, 2007, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of each Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

 PRIVATE      PERSONAL       CASH
INVESTMENT   INVESTMENT   MANAGEMENT   RESERVE   RESOURCE   CORPORATE
---------------------------------------------------------------------
  0.50%        0.75%        0.10%       1.00%     0.20%       0.03%
---------------------------------------------------------------------


    Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges that may be paid by any class of shares of each Fund.

    FMC has contractually agreed through at least June 30, 2007, to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate shown below of average daily assets.

                                                  PRIVATE       PERSONAL        CASH
                                                 INVESTMENT    INVESTMENT    MANAGEMENT    RESERVE    RESOURCE    CORPORATE
---------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                             0.30%         0.55%         0.08%       0.87%        N/A         N/A
---------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                                0.30%         0.55%         0.08%       0.87%       0.16%        N/A
---------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                                  0.30%         0.55%         0.08%       0.87%       0.16%        N/A
---------------------------------------------------------------------------------------------------------------------------
Government and Agency Portfolio                     0.30%         0.55%         0.08%       0.87%       0.16%        N/A
---------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                   0.25%         0.55%         0.08%       0.87%       0.16%        N/A
---------------------------------------------------------------------------------------------------------------------------


    Pursuant to the agreement above, for the six months ended February 28, 2007 FMC waived Plan fees of:

                                                  PRIVATE       PERSONAL        CASH
                                                 INVESTMENT    INVESTMENT    MANAGEMENT    RESERVE    RESOURCE    CORPORATE
---------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                          $1,121,381     $ 70,404      $293,694     $24,192        N/A        N/A
---------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                               634,665       320,759       160,602     38,627      80,995        N/A
---------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                                 893,884       327,556       154,171     84,882      70,355        N/A
---------------------------------------------------------------------------------------------------------------------------
Government and Agency Portfolio                    524,968        27,379        65,097     14,502      62,200        N/A
---------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                   62,999         7,079         4,499      7,316       9,158        N/A
---------------------------------------------------------------------------------------------------------------------------


    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or FMC.

Short-Term Investments Trust

NOTE 3--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by each Fund to pay remuneration to each Trustee and Officer of such Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Funds, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

    During the six months ended February 28, 2007, the Funds paid legal fees for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees as shown below. A member of that firm is a Trustee of the Trust.

                                                                LEGAL FEES
--------------------------------------------------------------------------
Liquid Assets Portfolio                                          $40,309
--------------------------------------------------------------------------
STIC Prime Portfolio                                              17,119
--------------------------------------------------------------------------
Treasury Portfolio                                                11,643
--------------------------------------------------------------------------
Government and Agency Portfolio                                    7,714
--------------------------------------------------------------------------
Government TaxAdvantage Portfolio                                  2,379
--------------------------------------------------------------------------

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Funds may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the fund's aggregate borrowings from all sources exceeds 10% of the fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Funds did not borrow or lend under the facility during the six months ended February 28, 2007.

    Additionally, the Funds are permitted to temporarily carry a negative or overdrawn balance in their accounts with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 5--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to each Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds' fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Funds' had capital loss carryforward as of August 31, 2006 which expire as follows:

                                                                  CAPITAL LOSS CARRYFORWARD*
                                                              ----------------------------------
                                                               2011        2013         TOTAL
------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                       $   --    $1,175,778    $1,175,778
------------------------------------------------------------------------------------------------
STIC Prime Portfolio                                           1,014         2,919         3,933
------------------------------------------------------------------------------------------------
Treasury Portfolio                                                --            --            --
------------------------------------------------------------------------------------------------
Government and Agency Portfolio                                   --        24,778        24,778
------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                                 --            --            --
------------------------------------------------------------------------------------------------

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

Short-Term Investments Trust

NOTE 6--SHARE INFORMATION

Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

LIQUID ASSETS PORTFOLIO

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                             SIX MONTHS ENDED                            YEAR ENDED
                                                           FEBRUARY 28, 2007(A)                        AUGUST 31, 2006
                                                   -------------------------------------    -------------------------------------
                                                        SHARES              AMOUNT               SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                               110,793,312,102    $ 110,793,312,102     235,557,317,240    $ 235,557,317,240
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                            9,721,662,777        9,721,662,777      12,809,831,465       12,809,831,465
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                             254,045,683          254,045,683       1,080,146,099        1,080,146,099
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                              15,400,078,103       15,400,078,103      50,246,286,171       50,246,286,171
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                         170,634,958          170,634,958         213,645,752          213,645,752
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                      4,026,911,305        4,026,911,305       8,216,417,009        8,216,417,009
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                     6,309,876,225        6,309,876,225      12,038,432,670       12,038,432,670
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                   209,900,654          209,900,654         308,390,126          308,390,126
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               15,994,462           15,994,462          23,640,815           23,640,815
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                               1,122,234            1,122,234           1,430,778            1,430,778
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  49,648,923           49,648,923          82,949,222           82,949,222
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                             543,174              543,174           2,069,873            2,069,873
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         25,844,936           25,844,936          37,352,491           37,352,491
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                         1,106,530            1,106,530          13,737,375           13,737,375
=================================================================================================================================
Reacquired:
  Institutional Class                              (111,869,926,062)    (111,869,926,062)   (233,089,186,855)    (233,089,186,855)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                           (9,487,670,105)      (9,487,670,105)    (12,661,626,016)     (12,661,626,016)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                            (260,074,227)        (260,074,227)     (1,063,334,037)      (1,063,334,037)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                             (15,322,404,592)     (15,322,404,592)    (51,024,738,174)     (51,024,738,174)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                        (157,549,615)        (157,549,615)       (326,538,012)        (326,538,012)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                     (3,994,723,654)      (3,994,723,654)     (8,067,509,123)      (8,067,509,123)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                    (5,938,074,008)      (5,938,074,008)    (12,461,996,786)     (12,461,996,786)
=================================================================================================================================
                                                        (49,740,197)   $     (49,740,197)      1,936,718,083    $   1,936,718,083
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in aggregate they own 22% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM, and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM, and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
()     In addition, 9% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by AIM.

Short-Term Investments Trust

STIC -- PRIME PORTFOLIO

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                SIX MONTHS ENDED                          YEAR ENDED
                                                              FEBRUARY 28, 2007(A)                      AUGUST 31, 2006
                                                       -----------------------------------    -----------------------------------
                                                           SHARES              AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                   11,747,853,275    $ 11,747,853,275     33,727,337,322    $ 33,727,337,322
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               3,508,504,742       3,508,504,742      6,975,212,707       6,975,212,707
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                              2,188,219,239       2,188,219,239      2,420,656,917       2,420,656,917
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  4,111,842,997       4,111,842,997      7,143,960,542       7,143,960,542
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            335,330,756         335,330,756        668,911,725         668,911,725
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           903,789,556         903,789,556      1,598,272,098       1,598,272,098
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                        2,958,843,808       2,958,843,808      4,332,035,717       4,332,035,717
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                       27,723,858          27,723,858         37,481,766          37,481,766
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                   8,303,019           8,303,019         12,775,508          12,775,508
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                  5,467,049           5,467,049          5,098,789           5,098,789
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                     27,412,156          27,412,156         26,506,712          26,506,712
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                              1,109,306           1,109,306          1,760,454           1,760,454
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                             5,854,289           5,854,289         10,200,599          10,200,599
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                            6,983,590           6,983,590          5,381,192           5,381,192
=================================================================================================================================
Reacquired:
  Institutional Class                                  (12,266,243,976)    (12,266,243,976)   (33,608,442,463)    (33,608,442,463)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                              (3,482,653,912)     (3,482,653,912)    (6,953,391,168)     (6,953,391,168)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                             (2,169,080,525)     (2,169,080,525)    (2,289,299,016)     (2,289,299,016)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                 (3,827,066,978)     (3,827,066,978)    (6,700,557,554)     (6,700,557,554)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           (341,340,553)       (341,340,553)      (681,474,775)       (681,474,775)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                          (765,783,016)       (765,783,016)    (1,555,016,696)     (1,555,016,696)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                       (3,217,506,706)     (3,217,506,706)    (3,865,697,104)     (3,865,697,104)
=================================================================================================================================
                                                          (232,438,026)   $   (232,438,026)     1,311,713,272    $  1,311,713,272
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There is one entity that is record owner of more than 5% of the outstanding shares of the Fund and it owns 15% of the outstanding shares of the Fund. FMC has an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are owned beneficially.
()     In addition, 11% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by AIM.

Short-Term Investments Trust

TREASURY PORTFOLIO


                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                 SIX MONTHS ENDED                         YEAR ENDED
                                                               FEBRUARY 28, 2007(a)                     AUGUST 31, 2006
                                                         ---------------------------------    -----------------------------------
                                                             SHARES            AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                     7,015,559,754    $ 7,015,559,754     11,164,736,779    $ 11,164,736,779
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                6,073,511,108      6,073,511,108     10,087,977,495      10,087,977,495
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                               1,502,385,496      1,502,385,496      2,669,456,601       2,669,456,601
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                   7,787,128,684      7,787,128,684     14,598,028,830      14,598,028,830
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                             498,921,356        498,921,356        776,453,630         776,453,630
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                            974,004,150        974,004,150      2,194,184,327       2,194,184,327
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                               886,996            886,996        509,532,924         509,532,924
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                        15,719,207         15,719,207         19,112,464          19,112,464
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                    3,920,278          3,920,278          5,301,938           5,301,938
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                   6,072,369          6,072,369          7,644,477           7,644,477
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                       6,519,118          6,519,118         11,165,171          11,165,171
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                               2,286,849          2,286,849          2,605,795           2,605,795
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                              5,451,353          5,451,353          7,481,440           7,481,440
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                                45,082             45,082            277,521             277,521
=================================================================================================================================
Reacquired:
  Institutional Class                                    (6,875,253,049)    (6,875,253,049)   (11,183,145,466)    (11,183,145,466)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               (6,152,596,175)    (6,152,596,175)   (10,350,150,179)    (10,350,150,179)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                              (1,487,866,781)    (1,487,866,781)    (2,618,202,139)     (2,618,202,139)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  (7,719,934,003)    (7,719,934,003)   (15,032,282,692)    (15,032,282,692)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            (545,549,035)      (545,549,035)      (722,557,942)       (722,557,942)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         (1,037,211,731)    (1,037,211,731)    (2,149,956,546)     (2,149,956,546)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                            (1,621,349)        (1,621,349)      (508,824,540)       (508,824,540)
=================================================================================================================================
                                                             72,379,677    $    72,379,677       (511,160,112)   $   (511,160,112)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are six entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 53% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Short-Term Investments Trust

GOVERNMENT & AGENCY PORTFOLIO

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                 SIX MONTHS ENDED                         YEAR ENDED
                                                               FEBRUARY 28, 2007(A)                     AUGUST 31, 2006
                                                         ---------------------------------    -----------------------------------
                                                             SHARES            AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                     7,828,926,876    $ 7,828,926,876     16,058,832,080    $ 16,058,832,080
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                1,736,478,483      1,736,478,483      3,687,385,407       3,687,385,407
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                 150,956,503        150,956,503        440,728,475         440,728,475
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                   2,823,881,969      2,823,881,969      4,510,878,505       4,510,878,505
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                              72,201,607         72,201,607        181,101,639         181,101,639
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                            916,016,223        916,016,223      1,873,275,386       1,873,275,386
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                           831,093,099        831,093,099        781,406,999         781,406,999
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                        24,482,146         24,482,146         27,325,587          27,325,587
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                    7,992,076          7,992,076         11,291,023          11,291,023
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                     160,642            160,642            144,526             144,526
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                      15,501,919         15,501,919         19,227,328          19,227,328
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                 364,299            364,299            396,053             396,053
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                              4,631,914          4,631,914          4,870,086           4,870,086
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                               533,119            533,119          1,950,622           1,950,622
=================================================================================================================================
Reacquired:
  Institutional Class                                    (8,170,228,264)    (8,170,228,264)   (15,273,458,248)    (15,273,458,248)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               (1,687,485,816)    (1,687,485,816)    (3,931,001,046)     (3,931,001,046)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                (168,594,212)      (168,594,212)      (439,299,192)       (439,299,192)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  (2,803,572,193)    (2,803,572,193)    (4,527,153,652)     (4,527,153,652)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                             (69,578,152)       (69,578,152)      (164,249,402)       (164,249,402)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           (895,654,579)      (895,654,579)    (1,815,048,788)     (1,815,048,788)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                          (845,959,338)      (845,959,338)      (816,646,278)       (816,646,278)
=================================================================================================================================
                                                           (227,851,679)   $  (227,851,679)       631,957,110    $    631,957,110
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are six entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 42% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Short-Term Investments Trust

GOVERNMENT TAXADVANTAGE PORTFOLIO

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                        YEAR ENDED
                                                                 FEBRUARY 28, 2007(A)                    AUGUST 31, 2006
                                                           ---------------------------------    ---------------------------------
                                                               SHARES            AMOUNT             SHARES            AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                       1,486,383,010    $ 1,486,383,010     1,709,809,863    $ 1,709,809,863
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                    147,694,154        147,694,154       310,455,808        310,455,808
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                    15,954,807         15,954,807        33,847,841         33,847,841
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                       123,872,168        123,872,168       202,464,002        202,464,002
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                33,859,847         33,859,847         4,641,062          4,641,062
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                               90,602,936         90,602,936        33,886,629         33,886,629
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                               13,619             13,619           274,396            274,396
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                           2,410,191          2,410,191         2,492,496          2,492,496
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                        371,716            371,716           634,380            634,380
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                         4,929              4,929             7,586              7,586
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                           926,487            926,487         1,290,496          1,290,496
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                     3,468              3,468             6,631              6,631
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                  658,900            658,900           354,912            354,912
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                                  342                342               590                590
=================================================================================================================================
Reacquired:
  Institutional Class                                      (1,409,409,702)    (1,409,409,702)   (1,715,043,107)    (1,715,043,107)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                   (185,500,629)      (185,500,629)     (291,303,871)      (291,303,871)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                   (15,181,043)       (15,181,043)      (32,920,055)       (32,920,055)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                       (65,637,593)       (65,637,593)     (206,157,576)      (206,157,576)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                               (19,173,637)       (19,173,637)       (4,209,956)        (4,209,956)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                              (36,712,106)       (36,712,106)      (15,287,761)       (15,287,761)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                              (13,619)           (13,619)         (261,709)          (261,709)
=================================================================================================================================
                                                              171,128,245    $   171,128,245        34,982,657    $    34,982,657
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are three entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 78% of the outstanding shares of the Fund. ADI has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
()     In addition, 9% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other funds that are also advised by AIM.
(b)  Corporate Class shares commenced sales on February 23, 2006.

NOTE 7--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on each Fund's financial statements and currently intends for the Funds to adopt FIN 48 provisions during the fiscal year ending August 31, 2008.

Short-Term Investments Trust


NOTE 8--FINANCIAL HIGHLIGHTS

LIQUID ASSETS PORTFOLIO

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                           INSTITUTIONAL CLASS
                                        -----------------------------------------------------------------------------------------
                                        SIX MONTHS ENDED                             YEAR ENDED AUGUST 31,
                                          FEBRUARY 28,        -------------------------------------------------------------------
                                              2007               2006          2005          2004          2003          2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period      $      1.00         $      1.00   $      1.00   $      1.00   $      1.00   $      1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                          0.03                0.04          0.02          0.01          0.01          0.02
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)              (0.00)               0.00          0.00         (0.00)         0.00          0.00
=================================================================================================================================
    Total from investment operations             0.03                0.04          0.02          0.01          0.01          0.02
=================================================================================================================================
Less distributions:
  Dividends from net investment income          (0.03)              (0.04)        (0.02)        (0.01)        (0.01)        (0.02)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized
    gains                                          --               (0.00)        (0.00)        (0.00)        (0.00)        (0.00)
=================================================================================================================================
    Total distributions                         (0.03)              (0.04)        (0.02)        (0.01)        (0.01)        (0.02)
=================================================================================================================================
Net asset value, end of period            $      1.00         $      1.00   $      1.00   $      1.00   $      1.00   $      1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                  2.63%               4.57%         2.50%         1.05%         1.32%         2.16%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                                $14,191,802         $15,058,664   $12,281,976   $13,426,786   $21,240,699   $29,122,702
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                               0.12%(b)            0.12%         0.12%         0.12%         0.11%         0.11%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                               0.18%(b)            0.18%         0.19%         0.18%         0.17%         0.19%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to
  average net assets                             5.24%(b)            4.50%         2.44%         1.04%         1.34%         2.12%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $15,408,139,448.

STIC PRIME PORTFOLIO

                                                                           INSTITUTIONAL CLASS
                                        -----------------------------------------------------------------------------------------
                                        SIX MONTHS ENDED                             YEAR ENDED AUGUST 31,
                                          FEBRUARY 28,         ------------------------------------------------------------------
                                              2007                2006          2005          2004          2003          2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $     1.00          $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                          0.03                0.05          0.02          0.01          0.01          0.02
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)                 --                  --            --         (0.00)           --         (0.00)
=================================================================================================================================
    Total from investment operations             0.03                0.05          0.02          0.01          0.01          0.02
=================================================================================================================================
Less dividends from net investment
  income                                        (0.03)              (0.05)        (0.02)        (0.01)        (0.01)        (0.02)
=================================================================================================================================
Net asset value, end of period             $     1.00          $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                  2.63%               4.59%         2.52%         1.02%         1.27%         2.01%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                                 $4,232,918          $4,723,582    $4,567,205    $5,038,960    $5,589,108    $5,930,291
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                               0.12%(b)            0.12%         0.12%         0.12%         0.10%         0.10%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                               0.19%(b)            0.19%         0.19%         0.19%         0.18%         0.14%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to
  average net assets                             5.25%(b)            4.53%         2.48%         1.01%         1.28%         2.05%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $4,519,191,795.

Short-Term Investments Trust

TREASURY PORTFOLIO

                                                                              INSTITUTIONAL CLASS
                                              -----------------------------------------------------------------------------------
                                                   SIX MONTHS ENDED
                                                     FEBRUARY 28,                    YEAR ENDED AUGUST 31,
                                              ---------------------------
                                                               ------------------------------------------------------------------
                                                 2007             2006          2005          2004          2003          2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $     1.00       $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                             0.03             0.04          0.02          0.01          0.01          0.02
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                        0.00             0.00          0.00          0.00         (0.00)         0.00
=================================================================================================================================
    Total from investment operations                0.03             0.04          0.02          0.01          0.01          0.02
=================================================================================================================================
Less distributions:
  Dividends from net investment income             (0.03)           (0.04)        (0.02)        (0.01)        (0.01)        (0.02)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains               --               --         (0.00)        (0.00)           --            --
=================================================================================================================================
    Total distributions                            (0.03)           (0.04)        (0.02)        (0.01)        (0.01)        (0.02)
=================================================================================================================================
Net asset value, end of period                $     1.00       $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                     2.57%            4.37%         2.37%         0.98%         1.28%         2.07%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)      $2,257,904       $2,101,790    $2,101,143    $2,564,540    $4,367,382    $4,245,044
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                                  0.12%(b)         0.12%         0.12%         0.12%         0.11%         0.10%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                  0.19%(b)         0.20%         0.20%         0.19%         0.19%         0.15%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average
  net assets                                        5.12%(b)         4.27%         2.33%         0.95%         1.27%         2.02%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $2,194,128,323.

GOVERNMENT & AGENCY PORTFOLIO

                                                                            INSTITUTIONAL CLASS
                                          ---------------------------------------------------------------------------------------
                                          SIX MONTHS ENDED                            YEAR ENDED AUGUST 31,
                                            FEBRUARY 28,         ----------------------------------------------------------------
                                                2007                2006         2005         2004          2003          2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $     1.00          $     1.00    $   1.00    $     1.00    $     1.00    $     1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                            0.03                0.04        0.02          0.01          0.01          0.02
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                       0.00                0.00       (0.00)        (0.00)         0.00          0.00
=================================================================================================================================
    Total from investment operations               0.03                0.04        0.02          0.01          0.01          0.02
=================================================================================================================================
Less dividends from net investment
  income                                          (0.03)              (0.04)      (0.02)        (0.01)        (0.01)        (0.02)
=================================================================================================================================
Net asset value, end of period               $     1.00          $     1.00    $   1.00    $     1.00    $     1.00    $     1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                    2.60%               4.49%       2.44%         1.03%         1.30%         2.09%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)     $1,495,468          $1,812,271    $999,532    $1,271,847    $1,503,729    $1,624,735
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                                 0.12%(b)            0.12%       0.12%         0.12%         0.12%         0.12%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                 0.15%(b)            0.16%       0.17%         0.15%         0.15%         0.15%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to
  average net assets                               5.19%(b)            4.45%       2.42%         1.03%         1.28%         2.01%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $1,569,583,039.

Short-Term Investments Trust

GOVERNMENT TAXADVANTAGE PORTFOLIO

                                                                                  INSTITUTIONAL CLASS
                                                       --------------------------------------------------------------------------
                                                       SIX MONTHS ENDED                      YEAR ENDED AUGUST 31,
                                                         FEBRUARY 28,         ---------------------------------------------------
                                                             2007              2006       2005       2004       2003       2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $   1.00           $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                        0.03              0.04       0.02       0.01       0.01       0.02
---------------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and
    unrealized)                                                0.00              0.00       0.00       0.00       0.00       0.00
=================================================================================================================================
    Total from investment operations                           0.03              0.04       0.02       0.01       0.01       0.02
=================================================================================================================================
Less distributions:
  Dividends from net investment income                        (0.03)            (0.04)     (0.02)     (0.01)     (0.01)     (0.02)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                          --                --         --      (0.00)     (0.00)     (0.00)
=================================================================================================================================
    Total distributions                                       (0.03)            (0.04)     (0.02)     (0.01)     (0.01)     (0.02)
=================================================================================================================================
Net asset value, end of period                             $   1.00           $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                                2.56%             4.41%      2.39%      0.99%      1.24%      1.98%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                   $159,488           $80,104    $82,845    $56,192    $84,989    $67,754
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements               0.12%(b)          0.12%      0.12%      0.12%      0.13%      0.13%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements            0.34%(b)          0.37%      0.41%      0.33%      0.33%      0.25%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average net assets           5.10%(b)          4.31%      2.40%      0.98%      1.21%      1.98%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $139,999,868.

Short-Term Investments Trust


NOTE 9--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

PENDING LITIGATION AND REGULATORY INQUIRIES

    On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the AMVESCAP defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

Short-Term Investments Trust

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Karen Dunn Kelley                             11 Greenway Plaza
                                  President and Principal                       Suite 100
Frank S. Bayley                   Executive Officer                             Houston, TX 77046-1173
James T. Bunch                    Philip A. Taylor                              INVESTMENT ADVISOR
                                  Executive Vice President                      A I M Advisors, Inc.
Bruce L. Crockett                                                               11 Greenway Plaza
Chair                             Todd L. Spillane                              Suite 100
                                  Chief Compliance Officer                      Houston, TX 77046-1173
Albert R. Dowden
                                  Russell C. Burk                               TRANSFER AGENT
Jack M. Fields                    Senior Vice President and Senior Officer      AIM Investment Services, Inc.
                                                                                P.O. Box 4739
Martin L. Flanagan                John M. Zerr                                  Houston, TX 77210-4739
                                  Senior Vice President, Secretary and Chief
Carl Frischling                   Legal Officer                                 CUSTODIAN
                                                                                The Bank of New York
Robert H. Graham                  Sidney M. Dilgren                             2 Hanson Place
Vice Chair                        Vice President, Treasurer                     Brooklyn, NY 11217-1431
                                  and Principal Financial Officer
Prema Mathai-Davis                                                              COUNSEL TO THE FUND
                                  Lisa O. Brinkley                              Ballard Spahr
Lewis F. Pennock                  Vice President                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street, 51st Floor
Ruth H. Quigley                   Kevin M. Carome                               Philadelphia, PA 19103-7599
                                  Vice President
Larry Soll                                                                      COUNSEL TO THE INDEPENDENT TRUSTEES
                                  Patrick J.P. Farmer                           Kramer, Levin, Naftalis & Frankel LLP
Raymond Stickel, Jr.              Vice President                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714
Philip A. Taylor                  Stephen M. Johnson
                                  Vice President                                DISTRIBUTOR
                                                                                Fund Management Company
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. Shareholders can look up the Fund's Form N-Q filings on the SEC Web site, sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02729 and 002-58287.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2006, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. This information is also available on the SEC Web site, sec.gov.


AIMinvestments.com         STIT-SAR-1        Fund Management Company

                             [AIM INVESTMENTS LOGO]
                            --registered trademark--

                                                       PERSONAL INVESTMENT CLASS

                                             SHORT-TERM INVESTMENTS TRUST (STIT)
                                                         Liquid Assets Portfolio
                                                            STIC Prime Portfolio
                                                              Treasury Portfolio
                                                   Government & Agency Portfolio
                                               Government TaxAdvantage Portfolio

                                                               FEBRUARY 28, 2007
                                                               SEMIANNUAL REPORT

 Unless otherwise stated, information presented in this report is as of February
   28, 2007, and is based on total net assets. Unless otherwise stated, all data presented in this report are from A I M Management Group Inc.

                                 [COVER IMAGE]

 SEMI
ANNUAL

INSIDE THIS REPORT
Letter to Shareholders .................................      1
Fund Data ..............................................      2
Fund Objectives and Strategies .........................      2
Fund Composition by Maturity ...........................      3
Letter from Independent Chairman of Board of Trustees ..      4
Calculating Your Ongoing Fund Expenses .................      5
Approval of Investment Advisory Agreement ..............      6
Schedule of Investments ................................    F-1
Financial Statements ...................................   F-23
Notes to Financial Statements ..........................   F-29
Financial Highlights ...................................   F-38
Trustees and Officers ..................................   F-42

[AIM INVESTMENTS LOGO]
--registered trademark--

Short-Term Investments Trust

                                             Dear Shareholders:

                                             We are pleased to present this report on the performance of the Personal Investment
                                             Class of the Short-Term Investments Trust, part of AIM Cash Management, for the six months ended February 28, 2007. Thank you for investing with us.
   [KELLEY
    PHOTO]                                      Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for enhanced yields, each Fund continued to provide competitive returns and maintain a relatively short maturity structure.

    Karen Dunn Kelley                           Each Fund also continued to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and
                                             AAA from FitchRatings. Fund ratings are subject to change and are based on several factors including an analysis of the Fund's overall credit quality, market price exposure and management.

                                             MARKET CONDITIONS AFFECTING MONEY MARKET FUNDS

                                             Short term interest rates were little changed during the six-month reporting period ended February 28, 2007. (1) During the reporting period, the U.S. Federal Reserve
                                             Board (the Fed) kept its federal funds target rate unchanged at 5.25% at five consecutive meetings--following 17 consecutive increases from June 2004 to June 2006.
                                             (2) In its January 31, 2007, statement, the Fed said that some inflation risks persist and that future target interest rate actions would depend on incoming economic data.
                                             (2)

                                                The economy continued to expand, albeit modestly, during the reporting period. Gross domestic product, the broadest measure of economic activity, grew at an annualized rate of 2.0% in the third quarter of 2006 and 2.5% in the fourth quarter.(3) While softness in the residential real estate market and weakness in the manufacturing sector weighed on the economy, they failed to slow it down significantly.

                                                Economic uncertainty contributed to an inverted yield curve throughout the reporting period--meaning that short-term Treasuries generally yielded more than long-term
                                             Treasuries, a reversal of the norm.(1) An inverted yield curve traditionally is an indicator of a forthcoming recession. However, declining oil prices, a generally positive stock market and strong corporate earnings provided support for the economy.
                                             At the close of the reporting period, three-month Treasury securities yielded 5.13%
                                             while 30-year Treasury bonds yielded 4.67%.(1)

                                             In conclusion

                                             All of us at AIM Investments are committed to the goals of safety, liquidity and yield in money market fund management. We are also dedicated to excellence in customer service. Should you have questions about this report or your account, please contact one of our Cash Management representatives at 800-659-1005.

                                             Sincerely,

                                             /s/ KAREN DUNN KELLEY


                                             Karen Dunn Kelley
                                             President, Fund Management Company

                                             April 16, 2007

                                             Sources:

                                             (1) Lehman Brothers Inc.;

                                             (2) U.S. Federal Reserve Board;

                                             (3) Bureau of Economic Analysis

                                             The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Short-Term Investments Trust

====================================================================================================================================
FUND DATA

PERSONAL INVESTMENT CLASS DATA AS OF 2/28/07

FUND                                               YIELDS                         WEIGHTED AVERAGE MATURITY       TOTAL NET ASSETS
                                               7-Day SEC Yield
                                              Less Fee Waivers                   Range During     At Close
                                 7-Day         and/or Expense       Monthly        Reporting    of Reporting
                              SEC Yield*       Reimbursements        Yield*         Period         Period

Liquid Assets                    4.70%              4.44%            4.69%        30-44 days       38 days         $59.52 billion

STIC Prime                       4.70               4.43             4.69         12-18 days       14 days         323.81 million

Treasury                         4.58               4.30             4.57         12-37 days       19 days         352.95 million

Government & Agency              4.64               4.40             4.64         21-41 days       28 days          22.12 million

Government TaxAdvantage          4.59               4.14             4.56         14-43 days       26 days           7.32 million

Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher.
Please visit AIMinvestments.com for the most recent month-end performance. Investment returns will vary. Monthly returns represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses.

*    Had certain fees not been waived and/or certain expenses reimbursed currently or in the past, performance would have been lower.

====================================================================================================================================

====================================================================================================================================
FUND OBJECTIVES AND STRATEGIES

LIQUID ASSETS PORTFOLIO                                             GOVERNMENT & AGENCY PORTFOLIO

Liquid Assets Portfolio seeks to provide as high a level of         Government & Agency Portfolio seeks to maximize current income
current income as is consistent with the preservation of capital    consistent with the preservation of capital and the maintenance
and liquidity.                                                      of liquidity.

   The Fund invests primarily in short-term money market               The Fund invests in direct obligations of the U.S. Treasury
instruments that blend top-tier, high quality U.S.                  and other securities issued or guaranteed as to payment of
dollar-denominated obligations, which include commercial paper,     principal and interest by the U.S. government or by its agencies
certificates of deposit, master and promissory notes, municipal     or instrumentalities, as well as repurchase agreements secured
securities and repurchase agreements.                               by such obligations. Securities purchased by the portfolio have maturities of 397 days or less.
STIC PRIME PORTFOLIO
                                                                    GOVERNMENT TAXADVANTAGE PORTFOLIO
STIC Prime Portfolio seeks to maximize current income consistent
with the preservation of capital and the maintenance of             Government TaxAdvantage Portfolio seeks to maximize current
liquidity.                                                          income consistent with the preservation of capital and the maintenance of liquidity.
   The Fund invests in high quality U.S. dollar-denominated
commercial paper and other commercial instruments with maturities      The Fund may invest in direct obligations of the U.S.
of 60 days or less, including certificates of deposit, repurchase   Treasury and in U.S. government agency securities with
agreements and master notes.                                        maturities of 397 days or less. This is intended to provide shareholders with dividends exempt from state and local income
TREASURY PORTFOLIO                                                  taxes in some jurisdictions. Investors residing in states with state income tax may find it more profitable to invest in this
Treasury Portfolio seeks to maximize current income consistent      Fund than in a fund not designed to comply with state tax
with the preservation of capital and the maintenance of             considerations. This does not constitute tax advice. Please
liquidity.                                                          consult your tax advisor for your particular situation.

   The Fund invests in direct obligations of the U.S. Treasury and repurchase agreements backed by Treasury obligations.
Securities purchased by the Fund have maturities of 397 days or less.
====================================================================================================================================

Short-Term Investments Trust

=======================================================================================   ==========================================
FUND COMPOSITION BY MATURITY                                                              FUND COMPOSITION BY MATURITY

IN DAYS, AS OF 2/28/07                                                                    IN DAYS, AS OF 2/28/07

               LIQUID                        GOVERNMENT          GOVERNMENT               STIC PRIME PORTFOLIO
               ASSETS          TREASURY       & AGENCY          TAXADVANTAGE
             PORTFOLIO*       PORTFOLIO      PORTFOLIO**         PORTFOLIO**               1-7                              49.2%

1-7            52.9%             78.7%           79.1%               72.2%                 8-14                             12.8

8-30           16.4               0.0             7.4                 7.4                 15-21                             11.7

31-90          17.5              10.2             3.0                12.7                 22-28                             12.3

91-180          9.3              11.1             2.5                 2.5                 29-35                              4.9

181+            3.9               0.0             8.0                 5.2                 36-42                              2.5

                                                                                          43-60                              6.6

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment
Company Act of 1940.

*    The Fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities. The Fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. The risks of investing in foreign securities and securities which carry foreign credit exposure include decreased publicly available information about issuers, inconsistent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities may also be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions.

**   Treasury securities are guaranteed as to timely payment of principal and interest if held to maturity. Many securities purchased by the Fund are not guaranteed by the U.S. government.
====================================================================================================================================

====================================================================================================================================
AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.
ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN
THE FUND.
====================================================================================================================================

====================================================================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION,
INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
====================================================================================================================================

Short-Term Investments Trust

                                             Dear Fellow AIM Fund Shareholders:

  [CROCKETT                                  Your AIM Funds Board started 2007 committed to continue working with management at A I
    PHOTO]                                   M Advisors, Inc. (AIM) with the goal of improving performance and lowering shareholder expenses for the AIM Funds.

                                                The progress made to date is encouraging. Following the general trends of global
Bruce L. Crockett                            equity markets and the U.S. stock market, the asset-weighted absolute performance for all the money market, equity and fixed-income AIM Funds improved for the one-year period ended December 31, 2006, as compared to the one-year period ended December 31,
                                             2005, and the one-year period ended December 31, 2004.(1)

                                             In November, your Board approved, subject to shareholder vote, four more AIM Fund consolidations. As always, these decisions were made to benefit existing shareholders and were driven by a desire to improve the merged funds' performance, attract new assets and reduce costs. The asset class subcommittees of your Board's Investments
                                             Committee are meeting frequently with portfolio managers to identify how performance might be further improved.

                                                On the expense side, both AMVESCAP, the parent company of AIM, and AIM continue to take advantage of opportunities for operational consolidation, outsourcing and new technologies to improve cost efficiencies for your benefit. Your Board, for example, takes advantage of effective software solutions that enable us to save money through electronic information sharing. Additional cost-saving steps are under way. I'll report more on these steps once they're completed.

                                                Another major Board initiative for early 2007 is the revision of the AIM Funds'
                                             proxy voting guidelines, a project begun by a special Board task force late last year.
                                             We expect to have new procedures in place for the 2007 spring proxy season that will improve the ability of the AIM Funds to cast votes that are in the best interests of all fund shareholders.

                                                While your Board recognizes that additional work lies ahead, we are gratified that some key external sources have recognized changes at AIM and the AIM Funds in the past two years. An article in the November 21, 2006, issue of Morningstar Report
                                             (Morningstar, Inc. is a leading provider of independent mutual fund investment research) included a review of AIM's progress, highlighting lower expenses, stronger investment teams and an improved sales culture, as well as areas for continued
                                             improvement. I'm looking forward to a return visit to Morningstar this year to review
                                             AIM Funds' performance and governance ratings.

                                                Your Board thanks Mark Williamson, former President and CEO of AIM Investments, who retired from your Board in 2006. He has been succeeded on your Board by Phil Taylor,
                                             President of AIM Funds. We extend a warm welcome to Phil.

                                                I'd like to hear from you. Please write to me at AIM Investments, AIM Investments
                                             Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046. Let me know your thoughts on how your Board is doing and how we might serve you better.

                                             Sincerely,

                                             /s/ Bruce L. Crockett


                                             Bruce L. Crockett
                                             Independent Chair
                                             AIM Funds Board

                                             April 16, 2007

                                             Sources: A I M Management Group Inc. and Lipper Inc.

                                             (1) Past performance is no guarantee of future results. Please visit AIMinvestments.com for the most recent month-end performance for all AIM funds.

Short-Term Investments Trust

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      together with the amount you invested, to       The hypothetical account values and
                                             estimate the expenses that you paid over     expenses may not be used to estimate the
   As a shareholder in the Personal          the period. Simply divide your account       actual ending account balance or expenses
Investment Class, you incur ongoing costs,   value by $1,000 (for example, an $8,600      you paid for the period. You may use this
including management fees, distribution      account value divided by $1,000 = 8.6),      information to compare the ongoing costs
and/or service (12b-1) fees and other Fund   then multiply the result by the number in    of investing in the Fund and other funds.
expenses. This example is intended to help   the table under the heading entitled         To do so, compare this 5% hypothetical
you understand your ongoing costs (in        "Actual Expenses Paid During Period" to      example with the 5% hypothetical examples
dollars) of investing in the Funds and       estimate the expenses you paid on your       that appear in the shareholder reports of
compare these costs with ongoing costs of    account during this period.                  the other funds.
investing in other mutual funds. The
example is based on an investment of         HYPOTHETICAL EXAMPLE FOR COMPARISON             Please note that the expenses shown in
$1,000 invested at the beginning of the      PURPOSES                                     the table are meant to highlight your
period and held for the entire period                                                     ongoing costs only. Therefore, the
September 1, 2006, through February 28,      The table below also provides                hypothetical information is useful in
2007.                                        information about hypothetical account       comparing ongoing costs only, and will not
                                             values and hypothetical expenses based on    help you determine the relative total
ACTUAL EXPENSES                              the Fund's actual expense ratio and an       costs of owning different funds.
                                             assumed rate of return of 5% per year
   The table below provides information      before expenses, which is not the Fund's
about actual account values and actual       actual return.
expenses. You may use the information in
this table,

====================================================================================================================================
                                                              ACTUAL                                HYPOTHETICAL
                                                                                         (5% annual return before expenses)

                                BEGINNING            ENDING         EXPENSES            ENDING          EXPENSES      ANNUALIZED
                              ACCOUNT VALUE       ACCOUNT VALUE   PAID DURING       ACCOUNT VALUE     PAID DURING       EXPENSE
FUND                             (9/1/06)         (2/28/07) (1)    PERIOD (2)         (2/28/07)        PERIOD (2)        RATIO
Liquid Assets                   $1,000.00           $1,023.50        $3.36            $1,021.47          $3.36           0.67%
STIC Prime                       1,000.00            1,023.50         3.36             1,021.47           3.36           0.67
Treasury                         1,000.00            1,022.90         3.36             1,021.47           3.36           0.67
Government & Agency              1,000.00            1,023.20         3.36             1,021.47           3.36           0.67
Government TaxAdvantage          1,000.00            1,022.80         3.36             1,021.47           3.36           0.67

(1) The actual ending account value is based on the actual total return of the Fund for the period September 1, 2006, through
February 28, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.
====================================================================================================================================

Short-Term Investments Trust

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the "Board") of       Agreement was appropriate and that AIM       Fund's portfolio management team at this
Short-Term Investments Trust (the "Trust")   currently is providing services in           time. Although the independent written
oversees the management of each series       accordance with the terms of the Advisory    evaluation of the Fund's Senior Officer
portfolio of the Trust (each, a "Fund")      Agreement.                                   (discussed below) only considered Fund
and, as required by law, determines                                                       performance through the most recent
annually whether to approve the              o The quality of services to be provided     calendar year, the Board also reviewed
continuance of each Fund's advisory          by AIM. The Board reviewed the credentials   more recent Fund performance, which did
agreement with A I M Advisors, Inc.          and experience of the officers and           not change their conclusions.
("AIM"). Based upon the recommendation of    employees of AIM who will provide
the Investments Committee of the Board, at   investment advisory services to the Fund.    o The performance of the Fund relative to
a meeting on June 27, 2006, the Board,       In reviewing the qualifications of AIM to    indices. The Board reviewed the
including all of the independent trustees,   provide investment advisory services, the    performance of the Fund during the past
approved the continuance of the advisory     Board considered such issues as AIM's        one, three and five calendar years against
agreement (the "Advisory Agreement")         portfolio and product review process,        the performance of the Lipper
between each Fund and AIM for another        AIM's legal and compliance function, AIM's   Institutional US Government Money Market
year, effective July 1, 2006.                use of technology, AIM's portfolio           Index. The Board noted that the Fund's
                                             administration function and the quality of   performance was comparable to the
   The Board considered the factors          AIM's investment research. Based on the      performance of such Index for the one and
discussed below in evaluating the fairness   review of these and other factors, the       five year periods and above such Index for
and reasonableness of each Fund's Advisory   Board concluded that the quality of          the three year period. Based on this
Agreement at the meeting on June 27, 2006    services to be provided by AIM was           review and after taking account of all of
and as part of the Board's ongoing           appropriate and that AIM currently is        the other factors that the Board
oversight of each Fund. In their             providing satisfactory services in           considered in determining whether to
deliberations, the Board and the             accordance with the terms of the Advisory    continue the Advisory Agreement for the
independent trustees did not identify any    Agreement.                                   Fund, the Board concluded that no changes
particular factor that was controlling,                                                   should be made to the Fund and that it was
and each trustee attributed different        o Meetings with the Fund's portfolio         not necessary to change the Fund's
weights to the various factors.              managers and investment personnel. With      portfolio management team at this time.
                                             respect to the Fund, the Board is meeting    Although the independent written
   One responsibility of the independent     periodically with such Fund's portfolio      evaluation of the Fund's Senior Officer
Senior Officer of the Funds is to manage     managers and/or other investment personnel   (discussed below) only considered Fund
the process by which the Funds' proposed     and believes that such individuals are       performance through the most recent
management fees are negotiated to ensure     competent and able to continue to carry      calendar year, the Board also reviewed
that they are negotiated in a manner which   out their responsibilities under the         more recent Fund performance, which did
is at arms' length and reasonable. To that   Advisory Agreement.                          not change their conclusions.
end, the Senior Officer must either
supervise a competitive bidding process or   o Overall performance of AIM. The Board      o Fees relative to those of clients of AIM
prepare an independent written evaluation.   considered the overall performance of AIM    with comparable investment strategies. The
The Senior Officer has recommended an        in providing investment advisory and         Board reviewed the effective advisory fee
independent written evaluation in lieu of    portfolio administrative services to the     rate (before waivers) for the Fund under
a competitive bidding process and, upon      Fund and concluded that such performance     the Advisory Agreement. The Board noted
the direction of the Board, has prepared     was satisfactory.                            that this rate was below the effective
such an independent written evaluation.                                                   advisory fee rates (before waivers) for
Such written evaluation also considered      o Independent written evaluation and         two mutual funds advised by AIM with
certain of the factors discussed below.      recommendations of the Fund's Senior         investment strategies comparable to those
                                             Officer. The Board noted that, upon their    of the Fund (one of which has an "all-in"
   The discussion below serves as a          direction, the Senior Officer of the Fund,   fee structure whereby AIM pays all of the
summary of the Senior Officer's              who is independent of AIM and AIM's          fund's ordinary operating expenses). The
independent written evaluation, as well as   affiliates, had prepared an independent      Board noted that AIM has agreed to waive
a discussion of the material factors and     written evaluation in order to assist the    fees and/or limit expenses of the Fund, as
the conclusions with respect thereto that    Board in determining the reasonableness of   discussed below. Based on this review, the
formed the basis for the Board's approval    the proposed management fees of the AIM      Board concluded that the advisory fee rate
of each Fund's Advisory Agreement. After     Funds, including the Fund. The Board noted   for the Fund under the Advisory Agreement
consideration of all of the factors below    that the Senior Officer's written            was fair and reasonable.
and based on its informed business           evaluation had been relied upon by the
judgment, the Board determined that each     Board in this regard in lieu of a            o Fees relative to those of comparable
Fund's Advisory Agreement is in the best     competitive bidding process. In              funds with other advisors. The Board
interests of the Fund and its shareholders   determining whether to continue the          reviewed the advisory fee rate for the
and that the compensation to AIM under       Advisory Agreement for the Fund, the Board   Fund under the Advisory Agreement. The
each Fund's Advisory Agreement is fair and   considered the Senior Officer's written      Board compared effective contractual
reasonable and would have been obtained      evaluation.                                  advisory fee rates at a common asset level
through arm's length negotiations.                                                        at the end of the past calendar year and
                                             FUND-SPECIFIC FACTORS WITH SEPARATE          noted that the Fund's rate was below the
   Unless otherwise stated, information      CONCLUSIONS                                  median rate of the funds advised by other
presented below is as of June 27, 2006 and                                                advisors with investment strategies
does not reflect any changes that may have   The Board considered the following           comparable to those of the Fund that the
occurred since June 27, 2006, including      fund-specific factors separately for each    Board reviewed. The Board noted that AIM
but not limited to changes to each Fund's    Fund, and reached separate conclusions for   has agreed to waive fees and/or limit
performance, advisory fees, expense          each Fund, which conclusions are set forth   expenses of the Fund, as discussed below.
limitations and/or fee waivers.              below.                                       Based on this review, the Board concluded
                                                                                          that the advisory fee rate for the Fund
FUND-SPECIFIC FACTORS WITH THE SAME          Government & Agency Portfolio                under the Advisory Agreement was fair and
CONCLUSIONS                                                                               reasonable.
                                             o The performance of the Fund relative to
The Board considered the following           comparable funds. The Board reviewed the     o Expense limitations and fee waivers. The
fund-specific factors separately for each    performance of the Fund during the past      Board noted that AIM has contractually
Fund, and reached the same conclusions for   one, three and five calendar years against   agreed to waive fees and/or limit expenses
each Fund, which conclusions are set forth   the performance of funds advised by other    of the Fund in an amount necessary to
below.                                       advisors with investment strategies          limit total annual operating expenses to a
                                             comparable to those of the Fund. The Board   specified percentage of average daily net
o The nature and extent of the advisory      noted that the Fund's performance in such    assets for each class of the Fund. The
services to be provided by AIM. The Board    periods was above the median performance     Board considered the contractual nature of
reviewed the services to be provided by      of such comparable funds. Based on this      this fee waiver/expense limitation and
AIM under the Advisory Agreement. Based on   review and after taking account of all of    noted that it remains in effect until June
such review, the Board concluded that the    the other factors that the Board             30, 2007.
range of services to be provided by AIM      considered in determining whether to
under the Advisory                           continue the Advisory Agreement for the
                                             Fund, the Board concluded that no changes
                                             should be made to the Fund and that it was
                                             not necessary to change the

                                                                                                                         (continued)

Short-Term Investments Trust

The Board considered the effect this fee     o Fees relative to those of clients of AIM   cash and cash collateral from securities
waiver/expense limitation would have on      with comparable investment strategies. The   lending arrangements, if any
the Fund's estimated expenses and            Board reviewed the effective advisory fee    (collectively, "cash balances") of the
concluded that the levels of fee             rate (before waivers) for the Fund under     Fund may be invested in money market funds
waivers/expense limitations for the Fund     the Advisory Agreement. The Board noted      advised by AIM pursuant to the terms of an
were fair and reasonable.                    that this rate was below the effective       SEC exemptive order. The Board found that
                                             advisory fee rate (before waivers) for a     the Fund may realize certain benefits upon
o Breakpoints and economies of scale. The    mutual fund advised by AIM with investment   investing cash balances in AIM advised
Board reviewed the structure of the Fund's   strategies comparable to those of the Fund   money market funds, including a higher net
advisory fee under the Advisory Agreement,   (which has an "all-in" fee structure         return, increased liquidity, increased
noting that it does not include any          whereby AIM pays all of the fund's           diversification or decreased transaction
breakpoints. The Board considered whether    ordinary operating expenses) and above the   costs. The Board also found that the Fund
it would be appropriate to add advisory      effective advisory fee rate (before          will not receive reduced services if it
fee breakpoints for the Fund or whether,     waivers) for a second mutual fund advised    invests its cash balances in such money
due to the nature of the Fund and the        by AIM with investment strategies            market funds. The Board noted that, to the
advisory fee structures of comparable        comparable to those of the Fund. The Board   extent the Fund invests uninvested cash in
funds, it was reasonable to structure the    noted that AIM has agreed to waive fees      affiliated money market funds, AIM has
advisory fee without breakpoints. Based on   and/or limit expenses of the Fund, as        voluntarily agreed to waive a portion of
this review, the Board concluded that it     discussed below. Based on this review, the   the advisory fees it receives from the
was not necessary to add advisory fee        Board concluded that the advisory fee rate   Fund attributable to such investment. The
breakpoints to the Fund's advisory fee       for the Fund under the Advisory Agreement    Board further determined that the proposed
schedule. The Board reviewed the level of    was fair and reasonable.                     securities lending program and related
the Fund's advisory fees, and noted that                                                  procedures with respect to the lending
such fees, as a percentage of the Fund's     o Fees relative to those of comparable       Fund is in the best interests of the
net assets, would remain constant under      funds with other advisors. The Board         lending Fund and its respective
the Advisory Agreement because the           reviewed the advisory fee rate for the       shareholders. The Board therefore
Advisory Agreement does not include any      Fund under the Advisory Agreement. The       concluded that the investment of cash
breakpoints. The Board concluded that the    Board compared effective contractual         collateral received in connection with the
Fund's fee levels under the Advisory         advisory fee rates at a common asset level   securities lending program in the money
Agreement therefore would not reflect        at the end of the past calendar year and     market funds according to the procedures
economies of scale.                          noted that the Fund's rate was below the     is in the best interests of the lending
                                             median rate of the funds advised by other    Fund and its respective shareholders.
o Investments in affiliated money market     advisors with investment strategies
funds. Not applicable because the Fund       comparable to those of the Fund that the     LIQUID ASSETS PORTFOLIO
does not invest in affiliated money market   Board reviewed. The Board noted that AIM
funds.                                       has agreed to waive fees and/or limit        o The performance of the Fund relative to
                                             expenses of the Fund, as discussed below.    comparable funds. The Board reviewed the
GOVERNMENT TAXADVANTAGE PORTFOLIO            Based on this review, the Board concluded    performance of the Fund during the past
                                             that the advisory fee rate for the Fund      one, three and five calendar years against
o The performance of the Fund relative to    under the Advisory Agreement was fair and    the performance of funds advised by other
comparable funds. The Board reviewed the     reasonable.                                  advisors with investment strategies
performance of the Fund during the past                                                   comparable to those of the Fund. The Board
one, three and five calendar years against   o Expense limitations and fee waivers. The   noted that the Fund's performance in such
the performance of funds advised by other    Board noted that AIM has contractually       periods was above the median performance
advisors with investment strategies          agreed to waive fees and/or limit expenses   of such comparable funds. Based on this
comparable to those of the Fund. The Board   of the Fund in an amount necessary to        review and after taking account of all of
noted that the Fund's performance in such    limit total annual operating expenses to a   the other factors that the Board
periods was above the median performance     specified percentage of average daily net    considered in determining whether to
of such comparable funds. Based on this      assets for each class of the Fund. The       continue the Advisory Agreement for the
review and after taking account of all of    Board considered the contractual nature of   Fund, the Board concluded that no changes
the other factors that the Board             this fee waiver/expense limitation and       should be made to the Fund and that it was
considered in determining whether to         noted that it remains in effect until June   not necessary to change the Fund's
continue the Advisory Agreement for the      30, 2007. The Board considered the effect    portfolio management team at this time.
Fund, the Board concluded that no changes    this fee waiver/expense limitation would     Although the independent written
should be made to the Fund and that it was   have on the Fund's estimated expenses and    evaluation of the Fund's Senior Officer
not necessary to change the Fund's           concluded that the levels of fee             (discussed below) only considered Fund
portfolio management team at this time.      waivers/expense limitations for the Fund     performance through the most recent
Although the independent written             were fair and reasonable.                    calendar year, the Board also reviewed
evaluation of the Fund's Senior Officer                                                   more recent Fund performance, which did
(discussed below) only considered Fund       o Breakpoints and economies of scale. The    not change their conclusions.
performance through the most recent          Board reviewed the structure of the Fund's
calendar year, the Board also reviewed       advisory fee under the Advisory Agreement,   o The performance of the Fund relative to
more recent Fund performance, which did      noting that it includes two breakpoints.     indices. The Board reviewed the
not change their conclusions.                The Board reviewed the level of the Fund's   performance of the Fund during the past
                                             advisory fees, and noted that such fees,     one, three and five calendar years against
o The performance of the Fund relative to    as a percentage of the Fund's net assets,    the performance of the Lipper
indices. The Board reviewed the              have decreased as net assets increased       Institutional Money Market Index. The
performance of the Fund during the past      because the Advisory Agreement includes      Board noted that the Fund's performance in
one, three and five calendar years against   breakpoints. The Board noted that, due to    such periods was comparable to the
the performance of the Lipper                the Fund's asset levels at the end of the    performance of such Index. Based on this
Institutional US Government Money Market     past calendar year and the way in which      review and after taking account of all of
Index. The Board noted that the Fund's       the advisory fee breakpoints have been       the other factors that the Board
performance in such periods was comparable   structured, the Fund has yet to fully        considered in determining whether to
to the performance of such Index. Based on   benefit from the breakpoints. The Board      continue the Advisory Agreement for the
this review and after taking account of      concluded that the Fund's fee levels under   Fund, the Board concluded that no changes
all of the other factors that the Board      the Advisory Agreement therefore reflect     should be made to the Fund and that it was
considered in determining whether to         economies of scale and that it was not       not necessary to change the Fund's
continue the Advisory Agreement for the      necessary to change the advisory fee         portfolio management team at this time.
Fund, the Board concluded that no changes    breakpoints in the Fund's advisory fee       Although the independent written
should be made to the Fund and that it was   schedule.                                    evaluation of the Fund's Senior Officer
not necessary to change the Fund's                                                        (discussed below) only considered Fund
portfolio management team at this time.      o Investments in affiliated money market
Although the independent written             funds. The Board also took into account
evaluation of the Fund's Senior Officer      the fact that uninvested
(discussed below) only considered Fund
performance through the most recent
calendar year, the Board also reviewed
more recent Fund performance, which did
not change their conclusions.

                                                                                                                         (continued)

Short-Term Investments Trust

performance through the most recent          o Investments in affiliated money market     other advisors with investment strategies
calendar year, the Board also reviewed       funds. Not applicable because the Fund       comparable to those of the Fund that the
more recent Fund performance, which did      does not invest in affiliated money market   Board reviewed. The Board noted that AIM
not change their conclusions.                funds.                                       has agreed to waive fees and/or limit
                                                                                          expenses of the Fund, as discussed below.
o Fees relative to those of clients of AIM   STIC Prime Portfolio                         Based on this review, the Board concluded
with comparable investment strategies. The                                                that the advisory fee rate for the Fund
Board reviewed the effective advisory fee    o The performance of the Fund relative to    under the Advisory Agreement was fair and
rate (before waivers) for the Fund under     comparable funds. The Board reviewed the     reasonable.
the Advisory Agreement. The Board noted      performance of the Fund during the past
that this rate was (i) the same as the       one, three and five calendar years against   o Expense limitations and fee waives. The
effective advisory fee rate (before          the performance of funds advised by other    Board noted that AIM has contractually
waivers) for a mutual fund advised by AIM    advisors with investment strategies          agreed to waive fees and/or limit expenses
with investment strategies comparable to     comparable to those of the Fund. The Board   of the Fund in an amount necessary to
those of the Fund; and (ii) above the        noted that the Fund's performance in such    limit total annual operating expenses to a
effective fee rates (before waivers) for     periods was above the median performance     specified percentage of average daily net
three collective trust funds sub-advised     of such comparable funds. Based on this      assets for each class of the Fund. The
by an AIM affiliate with investment          review and after taking account of all of    Board considered the contractual nature of
strategies comparable to those of the        the other factors that the Board             this fee waiver/expense limitation and
Fund. The Board noted that AIM has agreed    considered in determining whether to         noted that it remains in effect until June
to waive fees and/or limit expenses of the   continue the Advisory Agreement for the      30, 2007. The Board considered the effect
Fund, as discussed below. Based on this      Fund, the Board concluded that no changes    this fee waiver/expense limitation would
review, the Board concluded that the         should be made to the Fund and that it was   have on the Fund's estimated expenses and
advisory fee rate for the Fund under the     not necessary to change the Fund's           concluded that the levels of fee
Advisory Agreement was fair and              portfolio management team at this time.      waivers/expense limitations for the Fund
reasonable.                                  Although the independent written             were fair and reasonable.
                                             evaluation of the Fund's Senior Officer
o Fees relative to those of comparable       (discussed below) only considered Fund       o Breakpoints and economies of scale. The
funds with other advisors. The Board         performance through the most recent          Board reviewed the structure of the Fund's
reviewed the advisory fee rate for the       calendar year, the Board also reviewed       advisory fee under the Advisory Agreement,
Fund under the Advisory Agreement. The       more recent Fund performance, which did      noting that it does not include any
Board compared effective contractual         not change their conclusions.                breakpoints. The Board considered whether
advisory fee rates at a common asset level                                                it would be appropriate to add advisory
at the end of the past calendar year and     o The performance of the Fund relative to    fee breakpoints for the Fund or whether,
noted that the Fund's rate was below the     indices. The Board reviewed the              due to the nature of the Fund and the
median rate of the funds advised by other    performance of the Fund during the past      advisory fee structures of comparable
advisors with investment strategies          one, three and five calendar years against   funds, it was reasonable to structure the
comparable to those of the Fund that the     the performance of the Lipper                advisory fee without breakpoints. Based on
Board reviewed. The Board noted that AIM     Institutional Money Market Fund Index. The   this review, the Board concluded that it
has agreed to waive fees and/or limit        Board noted that the Fund's performance in   was not necessary to add advisory fee
expenses of the Fund, as discussed below.    such periods was comparable to the           breakpoints to the Fund's advisory fee
Based on this review, the Board concluded    performance of such Index. Based on this     schedule. The Board reviewed the level of
that the advisory fee rate for the Fund      review and after taking account of all of    the Fund's advisory fees, and noted that
under the Advisory Agreement was fair and    the other factors that the Board             such fees, as a percentage of the Fund's
reasonable.                                  considered in determining whether to         net assets, would remain constant under
                                             continue the Advisory Agreement for the      the Advisory Agreement because the
o Expense limitations and fee waives. The    Fund, the Board concluded that no changes    Advisory Agreement does not include any
Board noted that AIM has contractually       should be made to the Fund and that it was   breakpoints. The Board concluded that the
agreed to waive fees and/or limit expenses   not necessary to change the Fund's           Fund's fee levels under the Advisory
of the Fund in an amount necessary to        portfolio management team at this time.      Agreement therefore would not reflect
limit total annual operating expenses to a   Although the independent written             economies of scale.
specified percentage of average daily net    evaluation of the Fund's Senior Officer
assets for each class of the Fund. The       (discussed below) only considered Fund       o Investments in affiliated money market
Board considered the contractual nature of   performance through the most recent          funds. Not applicable because the Fund
this fee waiver/expense limitation and       calendar year, the Board also reviewed       does not invest in affiliated money market
noted that it remains in effect until June   more recent Fund performance, which did      funds.
30, 2007. The Board considered the effect    not change their conclusions.
this fee waiver/expense limitation would                                                  Treasury Portfolio
have on the Fund's estimated expenses and    o Fees relative to those of clients of AIM
concluded that the levels of fee             with comparable investment strategies. The   o The performance of the Fund relative to
waivers/expense limitations for the Fund     Board reviewed the effective advisory fee    comparable funds. The Board reviewed the
were fair and reasonable.                    rate (before waivers) for the Fund under     performance of the Fund during the past
                                             the Advisory Agreement. The Board noted      one, three and five calendar years against
o Breakpoints and economies of scale. The    that this rate was (i) the same as the       the performance of funds advised by other
Board reviewed the structure of the Fund's   effective advisory fee rate (before          advisors with investment strategies
advisory fee under the Advisory Agreement,   waivers) for a mutual fund advised by AIM    comparable to those of the Fund. The Board
noting that it does not include any          with investment strategies comparable to     noted that the Fund's performance in such
breakpoints. The Board considered whether    those of the Fund; and (ii) above the        periods was above the median performance
it would be appropriate to add advisory      effective fee rates (before waivers) for     of such comparable funds. Based on this
fee breakpoints for the Fund or whether,     three collective trust funds sub-advised     review and after taking account of all of
due to the nature of the Fund and the        by an AIM affiliate with investment          the other factors that the Board
advisory fee structures of comparable        strategies comparable to those of the        considered in determining whether to
funds, it was reasonable to structure the    Fund. The Board noted that AIM has agreed    continue the Advisory Agreement for the
advisory fee without breakpoints. Based on   to waive fees and/or limit expenses of the   Fund, the Board concluded that no changes
this review, the Board concluded that it     Fund, as discussed below. Based on this      should be made to the Fund and that it was
was not necessary to add advisory fee        review, the Board concluded that the         not necessary to change the Fund's
breakpoints to the Fund's advisory fee       advisory fee rate for the Fund under the     portfolio management team at this time.
schedule. The Board reviewed the level of    Advisory Agreement was fair and              Although the independent written
the Fund's advisory fees, and noted that     reasonable.                                  evaluation of the Fund's Senior Officer
such fees, as a percentage of the Fund's                                                  (discussed below) only considered Fund
net assets, would remain constant under      o Fees relative to those of comparable       performance through the most recent
the Advisory Agreement because the           funds with other advisors. The Board         calendar year, the Board also reviewed
Advisory Agreement does not include any      reviewed the advisory fee rate for the       more recent Fund performance, which did
breakpoints. The Board concluded that the    Fund under the Advisory Agreement. The       not change their conclusions.
Fund's fee levels under the Advisory         Board compared effective contractual
Agreement therefore would not reflect        advisory fee rates at a common asset level
economies of scale.                          at the end of the past calendar year and
                                             noted that the Fund's rate was comparable
                                             to the median rate of the funds advised by

                                                                                                                         (continued)

Short-Term Investments Trust

o The performance of the Fund relative to    The Board reviewed the level of the Fund's   o AIM's financial soundness in light of
indices. The Board reviewed the              advisory fees, and noted that such fees,     the Fund's needs. The Board considered
performance of the Fund during the past      as a percentage of the Fund's net assets,    whether AIM is financially sound and has
one, three and five calendar years against   would remain constant under the Advisory     the resources necessary to perform its
the performance of the Lipper                Agreement because the Advisory Agreement     obligations under the Advisory Agreement,
Institutional US Treasury Money Market       does not include any breakpoints. The        and concluded that AIM has the financial
Index. The Board noted that the Fund's       Board concluded that the Fund's fee levels   resources necessary to fulfill its
performance was comparable to the            under the Advisory Agreement therefore       obligations under the Advisory Agreement.
performance of such Index for the one year   would not reflect economies of scale.
period and above such Index for the three                                                 o Historical relationship between the Fund
and five year periods. Based on this         o Investments in affiliated money market     and AIM. In determining whether to
review and after taking account of all of    funds. The Board also took into account      continue the Advisory Agreement for the
the other factors that the Board             the fact that uninvested cash and cash       Fund, the Board also considered the prior
considered in determining whether to         collateral from securities lending           relationship between AIM and the Fund, as
continue the Advisory Agreement for the      arrangements, if any (collectively, "cash    well as the Board's knowledge of AIM's
Fund, the Board concluded that no changes    balances") of the Fund may be invested in    operations, and concluded that it was
should be made to the Fund and that it was   money market funds advised by AIM pursuant   beneficial to maintain the current
not necessary to change the Fund's           to the terms of an SEC exemptive order.      relationship, in part, because of such
portfolio management team at this time.      The Board found that the Fund may realize    knowledge. The Board also reviewed the
Although the independent written             certain benefits upon investing cash         general nature of the non-investment
evaluation of the Fund's Senior Officer      balances in AIM advised money market         advisory services currently performed by
(discussed below) only considered Fund       funds, including a higher net return,        AIM and its affiliates, such as
performance through the most recent          increased liquidity, increased               administrative, transfer agency and
calendar year, the Board also reviewed       diversification or decreased transaction     distribution services, and the fees
more recent Fund performance, which did      costs. The Board also found that the Fund    received by AIM and its affiliates for
not change their conclusions.                will not receive reduced services if it      performing such services. In addition to
                                             invests its cash balances in such money      reviewing such services, the trustees also
o Fees relative to those of clients of AIM   market funds. The Board noted that, to the   considered the organizational structure
with comparable investment strategies. The   extent the Fund invests uninvested cash in   employed by AIM and its affiliates to
Board noted that AIM does not serve as an    affiliated money market funds, AIM has       provide those services. Based on the
advisor to other mutual funds or other       voluntarily agreed to waive a portion of     review of these and other factors, the
clients with investment strategies           the advisory fees it receives from the       Board concluded that AIM and its
comparable to those of the Fund.             Fund attributable to such investment. The    affiliates were qualified to continue to
                                             Board further determined that the proposed   provide non-investment advisory services
o Fees relative to those of comparable       securities lending program and related       to the Fund, including administrative,
funds with other advisors. The Board         procedures with respect to the lending       transfer agency and distribution services,
reviewed the advisory fee rate for the       Fund is in the best interests of the         and that AIM and its affiliates currently
Fund under the Advisory Agreement. The       lending Fund and its respective              are providing satisfactory non-investment
Board compared effective contractual         shareholders. The Board therefore            advisory services.
advisory fee rates at a common asset level   concluded that the investment of cash
at the end of the past calendar year and     collateral received in connection with the   o Other factors and current trends. The
noted that the Fund's rate was below the     securities lending program in the money      Board considered the steps that AIM and
median rate of the funds advised by other    market funds according to the procedures     its affiliates have taken over the last
advisors with investment strategies          is in the best interests of the lending      several years, and continue to take, in
comparable to those of the Fund that the     Fund and its respective shareholders.        order to improve the quality and
Board reviewed. The Board noted that AIM                                                  efficiency of the services they provide to
has agreed to waive fees and/or limit        GLOBAL FACTORS                               the Funds in the areas of investment
expenses of the Fund, as discussed below.                                                 performance, product line diversification,
Based on this review, the Board concluded    The Board considered the following global    distribution, fund operations, shareholder
that the advisory fee rate for the Fund      factors for each Fund and reached the same   services and compliance. The Board
under the Advisory Agreement was fair and    conclusions for each Fund, which             concluded that these steps taken by AIM
reasonable.                                  conclusions are set forth below.             have improved, and are likely to continue
                                                                                          to improve, the quality and efficiency of
o Expense limitations and fee waivers. The   o Profitability of AIM and its affiliates.   the services AIM and its affiliates
Board noted that AIM has contractually       The Board reviewed information concerning    provide to the Fund in each of these
agreed to waive fees and/or limit expenses   the profitability of AIM's (and its          areas, and support the Board's approval of
of the Fund in an amount necessary to        affiliates') investment advisory and other   the continuance of the Advisory Agreement
limit total annual operating expenses to a   activities and its financial condition.      for the Fund.
specified percentage of average daily net    The Board considered the overall
assets for each class of the Fund. The       profitability of AIM, as well as the
Board considered the contractual nature of   profitability of AIM in connection with
this fee waiver/expense limitation and       managing the Fund. The Board noted that
noted that it remains in effect until June   AIM's operations remain profitable,
30, 2007. The Board considered the effect    although increased expenses in recent
this fee waiver/expense limitation would     years have reduced AIM's profitability.
have on the Fund's estimated expenses and    Based on the review of the profitability
concluded that the levels of fee             of AIM's and its affiliates' investment
waivers/expense limitations for the Fund     advisory and other activities and its
were fair and reasonable.                    financial condition, the Board concluded
                                             that the compensation to be paid by the
o Breakpoints and economies of scale. The    Fund to AIM under its Advisory Agreement
Board reviewed the structure of the Fund's   was not excessive.
advisory fee under the Advisory Agreement,
noting that it does not include any          o Benefits of soft dollars to AIM. The
breakpoints. The Board considered whether    Board considered the benefits realized by
it would be appropriate to add advisory      AIM as a result of brokerage transactions
fee breakpoints for the Fund or whether,     executed through "soft dollar"
due to the nature of the Fund and the        arrangements. Under these arrangements,
advisory fee structures of comparable        brokerage commissions paid by other funds
funds, it was reasonable to structure the    advised by AIM are used to pay for
advisory fee without breakpoints. Based on   research and execution services. This
this review, the Board concluded that it     research may be used by AIM in making
was not necessary to add advisory fee        investment decisions for the Fund. The
breakpoints to the Fund's advisory fee       Board concluded that such arrangements
schedule.                                    were appropriate.

Short-Term Investments Trust

LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS

February 28, 2007
(Unaudited)

                                                              PRINCIPAL
                                                               AMOUNT
                                                MATURITY        (000)           VALUE
------------------------------------------------------------------------------------------
COMMERCIAL PAPER-33.16%(A)

ASSET-BACKED SECURITIES-COMMERCIAL
 LOANS/LEASES-2.73%


Amstel Funding Corp.
 (Acquired 12/01/06;
 Cost $156,874,148)
 5.16%(b)(c)                                     05/29/07     $161,005     $   158,951,113
------------------------------------------------------------------------------------------
 (Acquired 02/23/07;
 Cost $101,937,225)
 5.19%(b)(c)                                     08/24/07      104,622         101,967,391
------------------------------------------------------------------------------------------
 (Acquired 12/01/06;
 Cost $148,013,167)
 5.24%(b)(c)                                     03/05/07      150,000         149,912,667
------------------------------------------------------------------------------------------
Atlantis One Funding Corp.
 (Acquired 11/10/06;
 Cost $97,390,583)
 5.19%(b)(c)                                     05/10/07      100,000          98,990,833
------------------------------------------------------------------------------------------
 (Acquired 11/07/06;
 Cost $34,067,176)
 5.19%(b)(c)                                     05/18/07       35,037          34,643,009
==========================================================================================
                                                                               544,465,013
==========================================================================================



ASSET-BACKED SECURITIES-FULLY SUPPORTED
 BANK-5.90%


Concord Minutemen Capital Co., LLC- Series A
 (Multi CEP's-Liberty Hampshire Co., LLC;
 agent) (Acquired 02/02/07;
 Cost $48,692,778)
 5.20%(b)                                        08/02/07       50,000          48,887,778
------------------------------------------------------------------------------------------
 (Acquired 01/10/07;
 Cost $100,016,861)
 5.21%(b)                                        06/08/07      102,206         100,741,644
------------------------------------------------------------------------------------------
 (Acquired 10/20/06;
 Cost $47,738,339)
 5.22%(b)                                        04/19/07       49,025          48,676,677
------------------------------------------------------------------------------------------
 (Acquired 09/19/06;
 Cost $156,252,977)
 5.25%(b)                                        03/23/07      160,589         160,073,365
------------------------------------------------------------------------------------------
Crown Point Capital Co., LLC-
 Series A (Multi CEP's-Liberty Hampshire Co.,
 LLC; agent) (Acquired 10/13/06;
 Cost $97,493,903)
 5.22%(b)                                        04/04/07      100,000          99,507,472
------------------------------------------------------------------------------------------
 (Acquired 02/21/07;
 Cost $99,604,750)
 5.27%(b)                                        03/20/07      100,000          99,721,861
------------------------------------------------------------------------------------------
Govco Inc.
 (Multi CEP's-Government sponsored entities)
 (Acquired 09/19/06;
 Cost $34,237,565)
 5.25%(b)                                        03/16/07       35,150          35,073,109
------------------------------------------------------------------------------------------
Legacy Capital Co., LLC
 Series A (Multi CEP's-Liberty Hampshire Co.,
 LLC; agent) (Acquired 02/02/07;
 Cost $99,590,111)
 5.27%(b)                                        03/02/07      100,000          99,985,361
------------------------------------------------------------------------------------------

                                                              PRINCIPAL
                                                               AMOUNT
                                                MATURITY        (000)           VALUE
------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-FULLY SUPPORTED BANK-(CONTINUED)

Lexington Parker Capital Co., LLC
 (Multi CEP's-Liberty Hampshire Co., LLC;
 agent)
 (Acquired 12/05/06;
 Cost $99,187,000)
 5.18%(b)                                        04/10/07     $100,000     $    99,424,445
------------------------------------------------------------------------------------------
 (Acquired 01/23/07;
 Cost $136,339,778)
 5.20%(b)                                        07/25/07      140,000         137,047,556
------------------------------------------------------------------------------------------
 (Acquired 01/10/07;
 Cost $122,843,125)
 5.22%(b)                                        05/11/07      125,000         123,713,125
------------------------------------------------------------------------------------------
Long Lane Master Trust IV
 Series A (CEP-Bank of America, N.A.)
 (Acquired 12/07/06;
 Cost $97,026,831)
 5.25%(b)                                        03/07/07       98,316          98,230,055
------------------------------------------------------------------------------------------
Variable Funding Capital Co. LLC
 (CEP-Wachovia Bank, N.A.)
 (Acquired 02/08/07;
 Cost $24,868,250)
 5.27%(b)                                        03/16/07       25,000          24,945,104
==========================================================================================
                                                                             1,176,027,552
==========================================================================================


ASSET-BACKED SECURITIES-MULTI-PURPOSE-2.75%


Amsterdam Funding Corp.
 (Acquired 11/07/06;
 Cost $48,736,111)
 5.20%(b)                                        05/01/07       50,000          49,559,444
------------------------------------------------------------------------------------------
 (Acquired 11/07/06;
 Cost $48,728,889)
 5.20%(b)                                        05/02/07       50,000          49,552,222
------------------------------------------------------------------------------------------
 (Acquired 11/07/06;
 Cost $48,721,667)
 5.20%(b)                                        05/03/07       50,000          49,545,000
------------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust

                                                              PRINCIPAL
                                                               AMOUNT
                                                MATURITY        (000)           VALUE
------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

Atlantic Asset Securitization LLC
 (Acquired 09/20/06;
 Cost $50,615,759)
 5.24%(b)                                        03/20/07     $ 51,984     $    51,840,373
------------------------------------------------------------------------------------------
 (Acquired 02/12/07;
 Cost $197,829,974)
 5.27%(b)                                        03/12/07      198,615         198,295,175
------------------------------------------------------------------------------------------
Sheffield Receivables Corp.
 (Acquired 01/30/07;
 Cost $149,319,292)
 5.27%(b)                                        03/02/07      150,000         149,978,042
==========================================================================================
                                                                               548,770,256
==========================================================================================



ASSET-BACKED SECURITIES-SECURITY INVESTMENT
 VEHICLES-15.83%


Aquifer Funding Ltd./LLC
 (Acquired 02/06/07;
 Cost $248,975,278)
 5.27%(b)                                        03/06/07      250,000         249,817,014
------------------------------------------------------------------------------------------
 (Acquired 02/07/07;
 Cost $199,180,222)
 5.27%(b)                                        03/07/07      200,000         199,824,333
------------------------------------------------------------------------------------------
Beta Finance Corp./Inc.
 (Acquired 10/20/06;
 Cost $30,168,425)
 5.22%(b)(c)                                     04/23/07       31,000          30,761,765
------------------------------------------------------------------------------------------
Grampian Funding Ltd./LLC
 (Acquired 12/13/06;
 Cost $14,614,777)
 5.17%(b)(c)                                     06/11/07       15,000          14,780,488
------------------------------------------------------------------------------------------
 (Acquired 12/08/06;
 Cost $122,173,455)
 5.19%(b)(c)                                     05/14/07      125,000         123,667,743
------------------------------------------------------------------------------------------
 (Acquired 11/20/06;
 Cost $98,225,917)
 5.24%(b)(c)                                     03/22/07      100,000          99,694,625
------------------------------------------------------------------------------------------
Grenadier Funding Ltd./Corp.
 (Acquired 02/08/07;
 Cost $100,011,860)
 5.25%(b)                                        05/08/07      101,327         100,322,174
------------------------------------------------------------------------------------------
 (Acquired 02/14/07;
 Cost $132,454,075)
 5.25%(b)                                        05/14/07      134,176         132,728,017
------------------------------------------------------------------------------------------
 (Acquired 02/06/07;
 Cost $135,076,828)
 5.26%(b)                                        04/25/07      136,634         135,535,994
------------------------------------------------------------------------------------------
Liberty Harbour CDO Ltd./Inc.
 (Acquired 02/01/07;
 Cost $98,932,375)
 5.27%(b)                                        04/16/07      100,000          99,327,250
------------------------------------------------------------------------------------------
 (Acquired 02/06/07;
 Cost $129,199,200)
 5.28%(b)                                        03/22/07      130,000         129,599,600
------------------------------------------------------------------------------------------

                                                              PRINCIPAL
                                                               AMOUNT
                                                MATURITY        (000)           VALUE
------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-SECURITY INVESTMENT
  VEHICLES-(CONTINUED)

Liberty Harbour II CDO Ltd./Inc.
 (Acquired 02/27/07;
 Cost $99,633,333)
 5.28%(b)                                        03/26/07     $100,000     $    99,633,333
------------------------------------------------------------------------------------------
 (Acquired 02/27/07;
 Cost $149,098,854)
 5.28%(b)                                        04/11/07      150,000         149,098,854
------------------------------------------------------------------------------------------
 (Acquired 02/27/07;
 Cost $149,076,000)
 5.28%(b)                                        04/12/07      150,000         149,076,000
------------------------------------------------------------------------------------------
 (Acquired 02/27/07;
 Cost $79,788,000)
 5.30%(b)                                        03/19/07       80,000          79,788,000
------------------------------------------------------------------------------------------
Scaldis Capital Ltd./LLC
 (Acquired 02/22/07;
 Cost $176,122,275)
 5.21%(b)(c)                                     07/25/07      180,000         176,200,350
------------------------------------------------------------------------------------------
Sigma Finance Inc.
 (Acquired 12/06/06;
 Cost $97,411,556)
 5.12%(b)(c)                                     06/06/07      100,000          98,620,445
------------------------------------------------------------------------------------------
 (Acquired 11/16/06;
 Cost $70,138,400)
 5.20%(b)(c)                                     05/14/07       72,000          71,230,400
------------------------------------------------------------------------------------------
Solitaire Funding Ltd./LLC
 (Acquired 01/03/07;
 Cost $98,688,750)
 5.25%(b)(c)                                     04/05/07      100,000          99,490,069
------------------------------------------------------------------------------------------
 (Acquired 01/22/07;
 Cost $197,348,361)
 5.25%(b)(c)                                     04/23/07      200,000         198,455,639
------------------------------------------------------------------------------------------
Tierra Alta Funding I, Ltd./Corp.
 (Acquired 02/08/07;
 Cost $149,231,458)
 5.27%(b)                                        03/15/07      150,000         149,692,583
------------------------------------------------------------------------------------------
 (Acquired 02/21/07;
 Cost $49,787,736)
 5.27%(b)                                        03/22/07       50,000          49,846,292
------------------------------------------------------------------------------------------
 (Acquired 02/07/07;
 Cost $75,365,266)
 5.28%(b)                                        03/01/07       75,609          75,609,000
------------------------------------------------------------------------------------------
 (Acquired 02/12/07;
 Cost $134,307,656)
 5.28%(b)                                        03/20/07      135,000         134,624,156
------------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust

                                                              PRINCIPAL
                                                               AMOUNT
                                                MATURITY        (000)           VALUE
------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-SECURITY INVESTMENT
  VEHICLES-(CONTINUED)

Zenith Funding Ltd./Corp.
 (Acquired 02/22/07;
 Cost $306,328,036)
 5.25%(b)                                        05/23/07     $310,238     $   306,482,828
==========================================================================================
                                                                             3,153,906,952
==========================================================================================


DIVERSIFIED BANKS-3.77%

CALYON North America Inc.
 5.23%(c)                                        03/14/07      100,000          99,811,229
------------------------------------------------------------------------------------------
 5.24%(c)                                        03/01/07      110,000         110,000,000
------------------------------------------------------------------------------------------
HBOS Treasury Services PLC
 5.20%(c)                                        07/23/07      150,000         146,883,000
------------------------------------------------------------------------------------------
 5.22%(c)                                        03/13/07      100,000          99,826,000
------------------------------------------------------------------------------------------
Societe Generale North America
 5.12%(c)                                        08/03/07      100,000          97,797,709
------------------------------------------------------------------------------------------
 5.18%(c)                                        06/13/07      200,000         197,007,111
==========================================================================================
                                                                               751,325,049
==========================================================================================


REGIONAL BANKS-2.18%

Bank of Ireland
 (Acquired 12/07/06;
 Cost $92,930,267)
 5.16%(b)(c)                                     05/08/07       95,000          94,074,067
------------------------------------------------------------------------------------------
 (Acquired 11/28/06;
 Cost $73,697,500)
 5.21%(b)(c)                                     03/30/07       75,000          74,685,229
------------------------------------------------------------------------------------------
Banque et Caisse d'Epargne de l'Etat
 (Acquired 02/02/07;
 Cost $19,910,272)
 5.21%(c)                                        03/05/07       20,000          19,988,422
------------------------------------------------------------------------------------------
Danske Corp.
 5.20%(c)                                        08/13/07      150,000         146,425,000
------------------------------------------------------------------------------------------
Northern Rock PLC
 (Acquired 11/07/06;
 Cost $98,251,667)
 5.25%(b)(c)                                     03/07/07      100,000          99,912,584
==========================================================================================
                                                                               435,085,302
==========================================================================================
 Total Commercial Paper (Cost $6,609,580,124)                                6,609,580,124
==========================================================================================


CERTIFICATES OF DEPOSIT-10.87%

Barclays Bank PLC (United Kingdom)
 5.13%(c)                                        03/26/07      100,000         100,000,000
------------------------------------------------------------------------------------------
 5.32%(c)                                        04/27/07      100,000         100,000,000
------------------------------------------------------------------------------------------
 5.34%(c)                                        05/08/07       99,000          99,000,000
------------------------------------------------------------------------------------------
Barclays Bank PLC 5.45%                          06/12/07      102,000         102,000,000
------------------------------------------------------------------------------------------
CALYON
 5.29%                                           03/06/07      150,000         150,000,000
------------------------------------------------------------------------------------------
 5.37%(d)                                        11/09/07      190,000         190,000,000
------------------------------------------------------------------------------------------

                                                              PRINCIPAL
                                                               AMOUNT
                                                MATURITY        (000)           VALUE
------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT-(CONTINUED)

CALYON (United Kingdom)
 5.35%(c)                                        05/07/07     $100,000     $   100,000,000
------------------------------------------------------------------------------------------
Credit Agricole S.A. (United Kingdom)
 5.36%(c)                                        04/23/07      185,000         185,000,000
------------------------------------------------------------------------------------------
Deutsche Bank
 5.35%                                           08/06/07      100,000         100,000,000
------------------------------------------------------------------------------------------
 5.40%                                           12/12/07      150,000         150,000,000
------------------------------------------------------------------------------------------
 5.40%                                           01/09/08       90,000          90,000,000
------------------------------------------------------------------------------------------
Deutsche Bank (United Kingdom)
 5.34%(c)                                        07/23/07      150,000         150,000,000
------------------------------------------------------------------------------------------
HBOS Treasury Services PLC
 5.20%                                           03/30/07      105,000         105,000,000
------------------------------------------------------------------------------------------
 5.31%                                           04/19/07       50,000          50,000,000
------------------------------------------------------------------------------------------
 5.32%                                           07/25/07       45,000          45,000,000
------------------------------------------------------------------------------------------
 5.42%                                           06/08/07      100,000         100,000,000
------------------------------------------------------------------------------------------
Lloyds TSB Bank PLC 5.30%                        10/09/07      100,000         100,000,000
------------------------------------------------------------------------------------------
Societe Generale S.A. (United Kingdom)
 5.26%(c)                                        04/20/07       50,000          50,000,000
------------------------------------------------------------------------------------------
 5.29%(c)                                        06/12/07      100,000         100,000,000
------------------------------------------------------------------------------------------
 5.30%(c)                                        10/09/07      100,000         100,000,000
==========================================================================================
 Total Certificates of Deposit (Cost
 $2,166,000,000)                                                             2,166,000,000
==========================================================================================

VARIABLE RATE DEMAND NOTES-8.60%(D)(E)

INSURED-1.94%(F)


Aerospace Corp.; Series 2006, Taxable Bonds
 (INS-Financial Guaranty Insurance Co.)
 5.31%(g)                                        06/01/36       25,000          25,000,000
------------------------------------------------------------------------------------------
Baptist Health System of South Florida;
 Series 1995 A Taxable RB (INS-MBIA Insurance
 Corp.)
 5.32%(g)                                        05/15/17       14,935          14,935,000
------------------------------------------------------------------------------------------
 Series 1995 B Taxable RB (INS-MBIA Insurance
 Corp.)
 5.32%(g)                                        05/15/25       18,900          18,900,000
------------------------------------------------------------------------------------------
California (State of) Housing Finance Agency;
 Series 1998 P Taxable Home Mortgage RB
 (INS-Financial Security Assurance Inc.)
 5.30%(g)                                        08/01/29       21,700          21,700,000
------------------------------------------------------------------------------------------
 Series 1998 T Taxable Home Mortgage RB
 (INS-Ambac Assurance Corp.)
 5.29%(g)                                        08/01/29        7,780           7,780,000
------------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust

                                                              PRINCIPAL
                                                               AMOUNT
                                                MATURITY        (000)           VALUE
------------------------------------------------------------------------------------------
INSURED-(CONTINUED)

Illinois (State of) Student Assistance
 Commission;
 Series 1998 B Taxable Student Loan RB
 (INS-MBIA Insurance Corp.) 5.31%(g)             09/01/32     $ 15,370     $    15,370,000
------------------------------------------------------------------------------------------
 Series 1999 B-II Taxable Student Loan RB
 (INS-MBIA Insurance Corp.)
 5.31%(g)                                        09/01/34        2,000           2,000,000
------------------------------------------------------------------------------------------
 Series 1999 B-III Taxable Student Loan RB
 (INS-MBIA Insurance Corp.)
 5.31%(g)                                        09/01/34        4,750           4,750,000
------------------------------------------------------------------------------------------
Loanstar Assets Partners II;
 Series 2001 Tranche 1 Taxable Student Loan
 RB (INS-MBIA Insurance Corp.) (Acquired
 11/14/02; Cost $25,000,000)
 5.31%(b)(g)                                     09/01/36       25,000          25,000,000
------------------------------------------------------------------------------------------
 Series 2002 Tranche 1 Taxable Student Loan
 RB (INS-MBIA Insurance Corp.) (Acquired
 08/02/04; Cost $60,000,000)
 5.31%(b)(g)                                     08/01/37       60,000          60,000,000
------------------------------------------------------------------------------------------
 Series 2002 Tranche 2 Taxable Student Loan
 RB (INS-MBIA Insurance Corp.) (Acquired
 08/02/04; Cost $40,000,000)
 5.31%(b)(g)                                     08/01/37       40,000          40,000,000
------------------------------------------------------------------------------------------
 Series 2002 Tranche 3 Taxable Student Loan
 RB (INS-MBIA Insurance Corp.) (Acquired
 08/02/04; Cost $50,000,000)
 5.31%(b)(g)                                     08/01/37       50,000          50,000,000
------------------------------------------------------------------------------------------
 Series 2002 Tranche 4 Taxable Student Loan
 RB (INS-MBIA Insurance Corp.) (Acquired
 08/02/04; Cost $50,000,000)
 5.31%(b)(g)                                     08/01/37       50,000          50,000,000
------------------------------------------------------------------------------------------
Minnesota (State of), Fairview Hospital and
 Healthcare Services; Series 1994 A, Taxable
 ACES (INS-MBIA Insurance Corp.)
 5.32%(g)                                        11/01/15        3,400           3,400,000
------------------------------------------------------------------------------------------
New Jersey (State of) Housing and Mortgage
 Finance Agency; Series 2006 B, Taxable RB
 (INS-Financial Security Assurance Inc.)
 5.30%(g)                                        05/01/28        9,145           9,145,000
------------------------------------------------------------------------------------------
North Carolina (State of) Education
 Assistance Authority; Series 2005 A-5,
 Taxable Student Loan RB (INS-Ambac Assurance
 Corp.) 5.30%(g)                                 09/01/35        6,500           6,500,000
------------------------------------------------------------------------------------------
North Miami (City of), Florida; Series 2002,
 Refunding Special Obligation Taxable RB
 (INS-Ambac Assurance Corp.)
 5.35%(g)                                        07/01/32       14,130          14,130,000
------------------------------------------------------------------------------------------

                                                              PRINCIPAL
                                                               AMOUNT
                                                MATURITY        (000)           VALUE
------------------------------------------------------------------------------------------
INSURED-(CONTINUED)

Omaha (City of) Nebraska; (Riverfront
 Redevelopment Project) Series 2002 B,
 Special Obligation Taxable RB (INS-Ambac
 Assurance Corp.)
 5.37%(g)                                        02/01/26     $ 10,235     $    10,235,000
------------------------------------------------------------------------------------------
Omaha (City of), Nebraska; Special Tax
 Redevelopment; Series 2002 B, Taxable RB
 (INS-Ambac Assurance Corp.)
 5.37%(g)                                        02/01/13        1,300           1,300,000
------------------------------------------------------------------------------------------
Orange (County of), California Board of
 Education (Esplanade Project); Series 2002,
 Taxable COP (INS-Financial Security
 Assurance Inc.)
 5.32%                                           06/01/32        6,700           6,700,000
==========================================================================================
                                                                               386,845,000
==========================================================================================

LETTER OF CREDIT ENHANCED-6.66%(H)

422 Capital LLC; Series 2004-A, Taxable Notes
 (LOC-Wachovia Bank, N.A.)
 5.32%(g)                                        12/01/44       11,650          11,650,000
------------------------------------------------------------------------------------------
989 Market Street LLC; Series 2006,
 Incremental Taxable Bonds (LOC-Wachovia
 Bank, N.A.)
 5.32%                                           03/01/26        7,600           7,600,000
------------------------------------------------------------------------------------------
Advocare of South Carolina Inc.; Series 1997,
 Taxable Bonds (LOC-Wachovia Bank, N.A.)
 5.32%                                           06/01/17        9,250           9,250,000
------------------------------------------------------------------------------------------
Alaska (State of), Four Dam Pool Agency;
 Series 2004 B, Refunding Taxable Electric RB
 (LOC-Dexia Group S.A.)
 5.35%(c)(g)                                     07/01/26        4,230           4,230,000
------------------------------------------------------------------------------------------
Albany (City of), New York Industrial
 Development Agency (Albany Medical Center
 Hospital); Series 2006 B, Taxable IDR
 (LOC-Citizens Bank of Pennsylvania, N.A.)
 5.32%(g)                                        05/01/35        2,470           2,470,000
------------------------------------------------------------------------------------------
Albuquerque (City of), New Mexico (KTech
 Corp. Project); Series 2002, RB, Taxable RB
 (LOC-Wells Fargo Bank, N.A.)
 5.40%(g)                                        08/01/25        1,900           1,900,000
------------------------------------------------------------------------------------------
American Association of Retired Persons;
 Series 2001, Taxable Floating Rate Notes
 (LOC-Bank of America, N.A.) 5.35%(g)            05/01/31       31,200          31,200,000
------------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust

                                                              PRINCIPAL
                                                               AMOUNT
                                                MATURITY        (000)           VALUE
------------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Atlanticare Health Services, Inc.; Series
 2003, Taxable Bonds (LOC-Wachovia Bank,
 N.A.)
 5.39%(g)                                        10/01/33     $ 16,800     $    16,800,000
------------------------------------------------------------------------------------------
Auburn (City of), Alabama Industrial
 Development Board; Series 2006 A, Refunding
 Taxable IDR (LOC-Allied Irish Banks PLC)
 5.32%(c)(g)                                     07/01/26        5,640           5,640,000
------------------------------------------------------------------------------------------
B. Braun Medical Inc.; Series 2000, Taxable
 Bonds (LOC-Citizens Bank of Pennsylvania,
 N.A.)
 5.39%                                           02/01/15       10,450          10,450,000
------------------------------------------------------------------------------------------
 5.39%(g)                                        02/01/15       18,515          18,515,000
------------------------------------------------------------------------------------------
Baltimore (County of), Maryland (Oak Crest
 Village Inc. Project); Series 1999 B,
 Taxable RB (LOC-Wachovia Bank, N.A.)
 5.33%(g)                                        01/01/15        6,840           6,840,000
------------------------------------------------------------------------------------------
Belk, Inc.; Series 1998, Taxable Bonds
 (LOC-Wachovia Bank, N.A.)
 5.39%                                           07/01/08       12,500          12,500,000
------------------------------------------------------------------------------------------
 5.39%(g)                                        07/01/08       24,600          24,600,000
------------------------------------------------------------------------------------------
Bernalillo (County of), New Mexico (Tempur
 Production USA, Inc. Project); Series 2005
 A, Taxable RB (LOC-Bank of America, N.A.)
 5.35%(g)                                        09/01/30       18,365          18,365,000
------------------------------------------------------------------------------------------
Bochasanwais Shree Akshar Purushottam
 Swaminarayan Sanstha Inc.; Series 2006,
 Taxable Bonds (LOC-Comerica Bank)
 5.37%                                           06/01/22        3,300           3,300,000
------------------------------------------------------------------------------------------
Boston (City of), Massachusetts Industrial
 Development Financing Authority (Fenway
 Community Health Center Project);
 Series 2006 B, Taxable RB (LOC-Fifth Third
 Bank)
 5.32%(g)                                        06/01/36       16,095          16,095,000
------------------------------------------------------------------------------------------
 Series 2006 C, Taxable RB (LOC-Fifth Third
 Bank)
 5.32%(g)                                        06/01/36        7,625           7,625,000
------------------------------------------------------------------------------------------
Brazos River Authority (TXU Energy Co. LLC
 Project); Series 2001 I, Taxable PCR
 (LOC-Wachovia Bank, N.A.) 5.33%(g)              12/01/36       46,790          46,790,000
------------------------------------------------------------------------------------------
California (State of), Biola University;
 Series 2004 A, Taxable RB (LOC-Allied Irish
 Banks PLC) 5.35%(c)(g)                          10/01/34       12,300          12,300,000
------------------------------------------------------------------------------------------
 Series 2004 B, Taxable RB (LOC-BNP Paribas)
 5.35%(c)(g)                                     10/01/34       12,300          12,300,000
------------------------------------------------------------------------------------------

                                                              PRINCIPAL
                                                               AMOUNT
                                                MATURITY        (000)           VALUE
------------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

California (State of), Access to Loans for
 Learning Student Loan Corp.;
 Series 2001-II-A-5, Taxable Student Loan
 Program RB (LOC-State Street Bank & Trust
 Co.)
 5.31%(g)                                        07/01/36     $ 43,400     $    43,400,000
------------------------------------------------------------------------------------------
 Series 2001-II-A-6, Taxable Student Loan
 Program RB (LOC-State Street Bank & Trust
 Co.)
 5.33%                                           07/01/36        2,900           2,900,000
------------------------------------------------------------------------------------------
Capital Markets Access Co. LC (Alabama
 Digestive Health, LLC Project); Series
 2005-C, Taxable Floating Rate Bonds
 (LOC-Wachovia Bank, N.A.) 5.39%                 06/01/32          502             501,310
------------------------------------------------------------------------------------------
Capital Markets Access Co. LC (Boynton
 Outpatient Center, LLC Project); Series
 2005-B, Taxable Floating Rate Bonds
 (LOC-Wachovia Bank, N.A.) 5.39%(g)              07/01/25        1,315           1,315,000
------------------------------------------------------------------------------------------
Capital Markets Access Co. LC (Delray
 Outpatient Properties, LLC Project); Series
 2005-A, Taxable Floating Rate Bonds
 (LOC-Wachovia Bank, N.A.) 5.39%                 07/01/25        8,385           8,385,000
------------------------------------------------------------------------------------------
Capital Markets Access Co. LC (Pinnacle
 Financial Project);
 Series 2007, Taxable Floating Rate Bonds
 (LOC-Wachovia Bank, N.A.) 5.39%                 02/01/32       10,000          10,000,000
------------------------------------------------------------------------------------------
Capital One Funding Corp.;
 Series 1999 F, Taxable Floating Rate Notes
 (LOC-JPMorgan Chase Bank, N.A.)
 5.36%(g)                                        12/02/19        7,791           7,791,000
------------------------------------------------------------------------------------------
 Series 2000 B, Taxable Floating Rate Notes
 (LOC-JPMorgan Chase Bank, N.A.)
 5.36%(g)                                        07/01/20        7,048           7,048,000
------------------------------------------------------------------------------------------
 Series 2000 C, Taxable Floating Rate Notes
 (LOC-JPMorgan Chase Bank, N.A.)
 5.36%(g)                                        09/01/20        6,330           6,330,000
------------------------------------------------------------------------------------------
 Series 2000 D, Taxable Floating Rate Notes
 (LOC-JPMorgan Chase Bank, N.A.)
 5.36%(g)                                        05/01/26        6,500           6,500,000
------------------------------------------------------------------------------------------
Central Michigan Inns Capital LLC; Series
 1998-A,
 Taxable Floating Rate Notes (LOC-Wachovia
 Bank, N.A.) 5.39%                               11/01/28        9,580           9,580,000
------------------------------------------------------------------------------------------
 Taxable Floating Rate Notes (LOC-Wachovia
 Bank, N.A.) 5.39%(g)                            11/01/28        1,995           1,995,000
------------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust

                                                              PRINCIPAL
                                                               AMOUNT
                                                MATURITY        (000)           VALUE
------------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Chatham Capital Corp.; Series 2000, Taxable
 Floating Rate Notes (LOC-JPMorgan Chase
 Bank, N.A.) 5.36%(g)                            07/01/20     $ 11,900     $    11,900,000
------------------------------------------------------------------------------------------
Chula Vista (City of), California (Teresina
 Apartments); Series 2006 A, Refunding
 Multi-Family Housing Taxable RB (LOC-Federal
 National Mortgage Association)
 5.32%(g)                                        05/15/36        8,970           8,970,000
------------------------------------------------------------------------------------------
Columbus (City of), Georgia Development
 Authority (Fairfield Inn & Suites Project);
 Series 2003, Taxable RB (LOC- Regions Bank)
 5.37%                                           08/01/23        3,300           3,300,000
------------------------------------------------------------------------------------------
Conair Corp.;
 Series 2002, Taxable Economic Development
 Bonds (LOC-Wachovia Bank, N.A.)
 5.32%(g)                                        09/01/12        6,595           6,595,000
------------------------------------------------------------------------------------------
Corp. Finance Managers Inc. Integrated Loan
 Program; Series B, PARTs (LOC-Wells Fargo
 Bank, N.A.) 5.40%(g)                            02/02/43          260             260,000
------------------------------------------------------------------------------------------
Danville-Pittsylvania (County of), Virginia
 Regional Industrial Facility Authority
 (Crane Creek Project);
 Series 2005, Taxable RB (LOC-Wachovia Bank,
 N.A.)
 5.39%                                           01/01/26        7,200           7,200,000
------------------------------------------------------------------------------------------
Detroit (City of), Economic Development Corp.
 (Waterfront Reclamation and Casino
 Development Project);
 Series 1999 A, Taxable RB (LOC-Deutsche Bank
 A.G.)
 5.37%(c)(g)                                     05/01/09       41,830          41,830,000
------------------------------------------------------------------------------------------
Dome Corp.;
 Series 1991, Taxable Floating Rate Notes
 (LOC-Wachovia Bank, N.A.) 5.39%                 08/31/16        9,900           9,900,000
------------------------------------------------------------------------------------------
Emerald Bay Club L.P.;
 Series 2004, Taxable Floating Rate Notes
 (LOC-Wachovia Bank, N.A.) 5.32%(g)              12/01/15        8,000           8,000,000
------------------------------------------------------------------------------------------
EPC Allentown, LLC;
 Series 2005, Taxable Floating Rate Bonds
 (LOC-Wachovia Bank, N.A.) 5.32%(g)              07/01/30        6,000           6,000,000
------------------------------------------------------------------------------------------
Florida Christian College, Inc.;
 Series 2006, Taxable RB (LOC-Fifth Third
 Bank)
 5.35%(g)                                        11/01/36        6,500           6,500,000
------------------------------------------------------------------------------------------

                                                              PRINCIPAL
                                                               AMOUNT
                                                MATURITY        (000)           VALUE
------------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Fun Entertainment LLC;
 Series 2005, Taxable Floating Rate Bonds
 (LOC-Wachovia Bank, N.A.) 5.32%(g)              01/01/25     $ 10,420     $    10,420,000
------------------------------------------------------------------------------------------
General Secretariat of the Organization of
 American States;
 Series 2001 A, Taxable (LOC-Bank of America,
 N.A.)
 5.35%(g)                                        03/01/33       17,505          17,505,000
------------------------------------------------------------------------------------------
Germain Properties of Columbus Inc., Germain
 Real Estate Co. LLC and Germain Motor Co.;
 Series 2001, Taxable Floating Rate Notes
 (LOC-JPMorgan Chase Bank, N.A.)
 5.40%                                           03/01/31       10,200          10,200,000
------------------------------------------------------------------------------------------
 5.40%(g)                                        03/01/31        7,480           7,480,000
------------------------------------------------------------------------------------------
Glendale (City of), Arizona Industrial
 Development Authority (Thunderbird, The
 Garvin School of International Management);
 Series 2005 B, Taxable Refunding RB
 (LOC-Bank of New York)
 5.35%(g)                                        07/01/35        6,300           6,300,000
------------------------------------------------------------------------------------------
Hunter's Ridge/Southpointe; Series 2005,
 Taxable Floating Rate Notes (LOC-Wachovia
 Bank, N.A.)
 5.32%(g)                                        06/01/25        6,350           6,350,000
------------------------------------------------------------------------------------------
Illinois (State of), Student Assistance
 Commission; Series 1997 B, Taxable Student
 Loan RB (LOC-JPMorgan Chase Bank, N.A.)
 5.31%(g)                                        09/01/31        7,800           7,800,000
------------------------------------------------------------------------------------------
JPV Capital LLC;
 Series 1999 A, Taxable Floating Rate Notes
 (LOC-Wells Fargo Bank, N.A.) 5.39%(g)           12/01/39       16,750          16,750,000
------------------------------------------------------------------------------------------
Lake Oswego (City of), Oregon Redevelopment
 Agency; Series 2005 B, Taxable TAN
 (LOC-Wells Fargo Bank, N.A.)
 5.40%(g)                                        06/01/20          380             380,000
------------------------------------------------------------------------------------------
Liberty (County of), Georgia Industrial
 Authority (Hugo Boss, USA, Inc. Project);
 Series 2002, Taxable RB (LOC-Wachovia Bank,
 N.A.)
 5.39%(g)                                        01/01/18        4,200           4,200,000
------------------------------------------------------------------------------------------
Loanstar Assets Partners L.P.; Series 2005 A,
 Taxable Student Loan RB (LOC-State Street
 Bank & Trust Co.) (Acquired 02/23/05; Cost
 $157,350,000)
 5.31%(b)(g)                                     02/01/41      157,350         157,350,000
------------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust

                                                              PRINCIPAL
                                                               AMOUNT
                                                MATURITY        (000)           VALUE
------------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Lone Tree (City of), Colorado Building
 Authority; Series 2007, Taxable COP
 (LOC-Wells Fargo Bank, N.A.)
 5.40%(g)                                        12/01/17     $  3,075     $     3,075,000
------------------------------------------------------------------------------------------
LP Pinewood SPV LLC; Series 2003, Taxable
 Floating Rate Notes (LOC-Wachovia Bank,
 N.A.)
 5.32%(g)                                        02/01/18       55,200          55,200,000
------------------------------------------------------------------------------------------
Luzerne (County of), Pennsylvania Industrial
 Development Authority (PennSummit Tubular
 LLC Project);
 Series 2006 B, Taxable RB (LOC-Wachovia
 Bank, N.A.)
 5.32%                                           02/01/21        2,705           2,705,000
------------------------------------------------------------------------------------------
M2 Phoenix 1222 LLC; Series 2006, Taxable
 Floating Rate Notes (LOC-Wachovia Bank,
 N.A.)
 5.33%(g)                                        07/01/35       22,000          22,000,000
------------------------------------------------------------------------------------------
Macatawa Capital Partners LLC (Profile
 Industrial Packaging Corp.); Series 2003 A,
 Taxable Floating Rate Notes (LOC-Fifth Third
 Bank)
 5.36%(g)                                        12/01/53        2,975           2,975,000
------------------------------------------------------------------------------------------
Madison (City of), Wisconsin Community
 Development Authority (Overture Development
 Corp.);
 Series 2001, Taxable Conv. RB (LOC-JPMorgan
 Chase Bank, N.A.; U.S. Bank, N.A.; M&I
 Marshall & Ilsley Bank)
 5.41%(g)                                        06/01/36       58,700          58,700,000
------------------------------------------------------------------------------------------
Massachusetts (State of), Development Finance
 Agency (Briarwood Retirement Community);
 Series 2004 B, Taxable RB (LOC-Comerica
 Bank)
 5.37%                                           01/01/35        8,625           8,625,000
------------------------------------------------------------------------------------------
Meharry Medical College;
 Series 2001, Unlimited Taxable GO (LOC-Bank
 of America, N.A.)
 5.35%(g)                                        08/01/16        9,315           9,315,000
------------------------------------------------------------------------------------------
Michigan (State of), Strategic Fund (Holland
 Home Obligated Group);
 Series 2005 B, Taxable Refunding Limited
 Obligation RB (LOC-Fifth Third Bank)
 5.35%                                           11/01/28        7,695           7,695,000
------------------------------------------------------------------------------------------
Mississippi (State of), Business Finance
 Corp. (Belk, Inc. Project); Series 2005,
 Taxable IDR (LOC-Wachovia Bank, N.A.)
 5.32%(g)                                        10/01/25       21,000          21,000,000
------------------------------------------------------------------------------------------
Mississippi (State of), Business Finance
 Corp. (Lextron-Visteon Leasing Project);
 Series 2003, Taxable IDR (LOC-JPMorgan Chase
 Bank, N.A.)
 5.33%(g)                                        12/01/27        7,330           7,330,000
------------------------------------------------------------------------------------------

                                                              PRINCIPAL
                                                               AMOUNT
                                                MATURITY        (000)           VALUE
------------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Mississippi (State of), Business Finance
 Corp. (Viking Range Corp. Project);
 Series 2000, Taxable IDR (LOC-Bank of
 America, N.A.)
 5.39%                                           06/01/15     $ 10,690     $    10,690,000
------------------------------------------------------------------------------------------
Net Magan Two LLC;
 Series 2006, Taxable Notes (LOC-Wachovia
 Bank, N.A.)
 5.32%(g)                                        04/01/26       15,200          15,200,000
------------------------------------------------------------------------------------------
New Jersey (State of), Economic Development
 Authority Thermal Energy Facilities (Marina
 Energy LLC-2001 Project); Series B, Taxable
 RB (LOC-Wachovia Bank, N.A.)
 5.32%(g)                                        09/01/21        7,700           7,700,000
------------------------------------------------------------------------------------------
New Jersey (State of), Young Men's Christian
 Association of Hunterdon County; Series
 2004, Taxable Floating Rate Notes
 (LOC-Wachovia Bank, N.A.)
 5.32%(g)                                        02/01/24        2,210           2,210,000
------------------------------------------------------------------------------------------
New York (State of), Housing Finance Agency;
 Series 2003 F, Taxable Service Contract
 Refunding RB (LOC-State Street Bank & Trust
 Co.)
 5.32%(g)                                        09/15/07        3,100           3,100,000
------------------------------------------------------------------------------------------
Northwest Arkansas Regional Airport
 Authority; Series 2004 A, Taxable Refunding
 RB (LOC-Regions Bank)
 5.35%(g)                                        02/01/21       16,000          16,000,000
------------------------------------------------------------------------------------------
Polk (County of), Florida Industrial
 Development Authority (GSG Investments
 Project);
 Series 2005 B, Taxable IDR (LOC-Wachovia
 Bank, N.A.)
 5.39%(g)                                        05/01/27        3,270           3,270,000
------------------------------------------------------------------------------------------
Porterfield Family Partners, L.P.;
 Series 2004, Taxable Floating Rate Notes
 (LOC-Wachovia Bank, N.A.)
 5.39%(g)                                        07/01/14        3,000           3,000,000
------------------------------------------------------------------------------------------
Prince George's (County of), Maryland
 (Collington Episcopal Life Care Community,
 Inc.);
 Series 2006 C, Taxable RB (LOC-LaSalle Bank,
 N.A.)
 5.35%(g)                                        04/01/15        6,660           6,660,000
------------------------------------------------------------------------------------------
Racetrac Capital, LLC;
 Series 2000, Taxable Floating Rate Bonds
 (LOC-Regions Bank)
 5.34%(g)                                        09/01/20       16,600          16,600,000
------------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust

                                                              PRINCIPAL
                                                               AMOUNT
                                                MATURITY        (000)           VALUE
------------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Ray, R.G. Corp.; Series 2000, Taxable
 Floating Rate Bonds (LOC-LaSalle Bank, N.A.)
 5.36%(g)                                        01/01/15     $  2,495     $     2,495,000
------------------------------------------------------------------------------------------
Richmond (City of), Redevelopment & Housing
 Authority (1995 Old Manchester Project);
 Series 1995 B, Taxable RB (LOC-Wachovia
 Bank, N.A.)
 5.40%(g)                                        12/01/25        1,590           1,590,000
------------------------------------------------------------------------------------------
Rockwood Quarry, LLC;
 Series 2002, Taxable Floating Rate Notes
 (LOC-Fifth Third Bank)
 5.35%(g)                                        12/01/22        4,500           4,500,000
------------------------------------------------------------------------------------------
Roman Catholic Diocese of Charlotte;
 Series 2002, Taxable Floating Rate Bonds
 (LOC-Wachovia Bank, N.A.)
 5.32%(g)                                        05/01/14       12,455          12,455,000
------------------------------------------------------------------------------------------
Roman Catholic Diocese of Raleigh;
 Series 2002 A Taxable RB (LOC-Bank of
 America, N.A.)
 5.37%                                           06/01/18        4,500           4,500,000
------------------------------------------------------------------------------------------
 5.37%(g)                                        06/01/18        1,300           1,300,000
------------------------------------------------------------------------------------------
Sabri Arac (The Quarry Lane School);
 Series 2005, Taxable Floating Rate Bonds
 (LOC-Bank of America, N.A.)
 5.35%(g)                                        10/01/35       19,500          19,500,000
------------------------------------------------------------------------------------------
Santa Rosa (City of), California (Rancheria
 Tachi Yokut Tribe);
 Series 2004, Taxable RB (LOC-JPMorgan Chase
 Bank, N.A.)
 5.40%(g)                                        09/01/19       36,560          36,560,000
------------------------------------------------------------------------------------------
Savannah College of Art and Design;
 Series 2004, Taxable RB (LOC-Bank of
 America, N.A.)
 5.35%(g)                                        04/01/24       22,968          22,968,000
------------------------------------------------------------------------------------------
Shepherd Capital LLC (Open Terrace);
 Series 2002 B, Taxable Floating Rate Notes
 (LOC-Wachovia Bank, N.A.)
 5.32%(g)                                        11/01/52        9,730           9,730,000
------------------------------------------------------------------------------------------
Shepherd Capital LLC (Hinman Affiliates);
 Series 2003 D, Taxable Floating Rate Notes
 (LOC-Fifth Third Bank)
 5.32%(g)                                        07/01/54       10,000          10,000,000
------------------------------------------------------------------------------------------
Shepherd Capital LLC (Trade Center);
 Series 2004 A, Taxable Floating Rate Notes
 (LOC-Federal Home Loan Bank of Indianapolis)
 5.32%(g)                                        10/01/53        5,660           5,660,000
------------------------------------------------------------------------------------------

                                                              PRINCIPAL
                                                               AMOUNT
                                                MATURITY        (000)           VALUE
------------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Sprenger Enterprises Inc.;
 Series 2005, Taxable Floating Rate Bonds
 (LOC-JPMorgan Chase Bank, N.A.)
 5.36%(g)                                        10/01/35     $ 18,200     $    18,200,000
------------------------------------------------------------------------------------------
Thomasville (City of), Georgia Payroll
 Development Authority (American Fresh Foods
 L.P.);
 Series 2005 B, Taxable RB (LOC-Wachovia
 Bank, N.A.)
 5.39%(g)                                        09/01/17        1,175           1,175,000
------------------------------------------------------------------------------------------
United Fuels, LLC;
 Series 2006, Taxable RB (LOC-Fifth Third
 Bank)
 5.35%(g)                                        01/01/31        4,710           4,710,000
------------------------------------------------------------------------------------------
University of Virginia Real Estate
 Foundation;
 Series 2001, Taxable RB (LOC-Wachovia Bank,
 N.A.)
 5.39%(g)                                        07/01/26       44,320          44,320,000
------------------------------------------------------------------------------------------
Utah (State of), Telecommunication Open
 Infrastructure Agency;
 Series 2004, Taxable RB (LOC-Bank of
 America, N.A.)
 5.35%(g)                                        07/15/26       39,400          39,400,000
------------------------------------------------------------------------------------------
 Series 2006, Taxable RB (LOC-Bank of
 America, N.A.)
 5.35%(g)                                        07/15/26       10,000          10,000,000
------------------------------------------------------------------------------------------
Wake Forest University;
 Series 1997, Taxable RB (LOC-Wachovia Bank,
 N.A.)
 5.32%(g)                                        07/01/17        3,400           3,400,000
------------------------------------------------------------------------------------------
West Michigan Heart Capital LLC;
 Series 2004 A, Taxable Floating Rate Notes
 (LOC-Fifth Third Bank)
 5.32%(g)                                        05/01/44        9,530           9,530,000
------------------------------------------------------------------------------------------
Westmoreland (County of), Pennsylvania
 Industrial Development Authority (Excela
 Health Project);
 Series 2005 D, Taxable Health System IDR
 (LOC-Wachovia Bank, N.A.)
 5.34%(g)                                        07/01/25        1,900           1,900,000
------------------------------------------------------------------------------------------
Wisconsin (State of), Heart
 Hospital LLC (The);
 Series 2003, Taxable RB (LOC-JPMorgan Chase
 Bank, N.A.)
 5.32%(g)                                        11/01/23       37,800          37,800,000
==========================================================================================
                                                                             1,326,098,310
==========================================================================================
 Total Variable Rate Demand Notes (Cost
 $1,712,943,310)                                                             1,712,943,310
==========================================================================================

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust

                                                              PRINCIPAL
                                                               AMOUNT
                                                MATURITY        (000)           VALUE
------------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES-6.88%

ASSET-BACKED SECURITIES-FULLY SUPPORTED
 BANK-1.40%


RACERS Trust;
 Series 2004-6-MM, Floating Rate Notes
 (CEP-Lehman Brothers Holdings Inc.)
 (Acquired 04/13/04; Cost $279,000,000)
 5.34%(b)(d)                                     08/22/07     $279,000     $   279,000,000
==========================================================================================



ASSET-BACKED SECURITIES-SECURITY INVESTMENT
 VEHICLES-2.76%


Sigma Finance Inc.,
 (Acquired 03/13/06;
 Cost $99,990,000)
 5.28%(b)(c)(d)                                  03/19/07      100,000          99,999,512
------------------------------------------------------------------------------------------
 (Acquired 11/28/06; Cost $150,000,000)
 5.28%(b)(c)                                     12/03/07      150,000         150,000,000
------------------------------------------------------------------------------------------
 (Acquired 01/04/07; Cost $100,000,000)
 5.32%(b)(c)(d)                                  01/15/08      100,000         100,000,000
------------------------------------------------------------------------------------------
 (Acquired 10/13/06; Cost $100,000,000)
 5.39%(b)(c)                                     10/17/07      100,000         100,000,000
------------------------------------------------------------------------------------------
 (Acquired 01/18/07; Cost $100,000,000)
 5.40%(b)(c)                                     01/22/08      100,000         100,000,000
==========================================================================================
                                                                               549,999,512
==========================================================================================


DIVERSIFIED BANKS-0.18%

Lothian Mortgages Master Issuer PLC;
 (United Kingdom) Series 2006-1A, Class A1,
 Floating Rate Bonds (Acquired 05/05/06; Cost
 $36,271,500) 5.29%(b)(c)(d)                     04/24/07       36,272          36,271,500
==========================================================================================


FULLY SUPPORTED MONOLINE-0.41%

Wachovia Asset Securitization Issuance LLC;
 Series 2004-HEMM1, Class A, Putable Floating
 Rate Bonds (Acquired 09/07/05; Cost
 $80,965,277) 5.31%(b)(d)(i)                     11/25/34       80,965          80,965,276
==========================================================================================


STRUCTURED-2.13%

Granite Master Issuer PLC; (United Kingdom)
 Series 2006-1A, Class A1 Floating Rate Bonds
 (Acquired 01/08/07; Cost $150,000,000)
 5.29%(b)(c)(d)                                  01/20/08      150,000         150,000,000
------------------------------------------------------------------------------------------
 Series 2006-3A, Class A4 Floating Rate Bonds
 5.30%(c)(d)                                     08/20/07       75,000          75,000,000
------------------------------------------------------------------------------------------

                                                              PRINCIPAL
                                                               AMOUNT
                                                MATURITY        (000)           VALUE
------------------------------------------------------------------------------------------
Paragon Mortgages PLC; (United Kingdom)
 Series 12A, Class A1, Floating Rate Bonds
 (Acquired 07/14/06; Cost $91,476,612)
 5.30%(b)(c)(d)                                  05/17/07     $ 91,477     $    91,476,612
------------------------------------------------------------------------------------------
Permanent Financing PLC;
 (United Kingdom) Series 9A, Class 1A,
 Floating Rate Bonds (Acquired 03/15/06; Cost
 $109,000,000)
 5.29%(b)(c)(d)                                  03/10/07      109,000         109,000,000
==========================================================================================
                                                                               425,476,612
==========================================================================================
 Total Asset-Backed Securities (Cost
 $1,371,712,900)                                                             1,371,712,900
==========================================================================================

MASTER NOTE AGREEMENT-4.80%(J)

Merrill Lynch Mortgage Capital, Inc.
 (Acquired 02/05/07; Cost $956,000,000)
 5.44%(b)(d)(g)                                  04/05/07      956,000         956,000,000
==========================================================================================

TIME DEPOSITS-4.61%

CALYON (Cayman Islands)
 5.33%(c)(g)                                     03/01/07       75,000          75,000,000
------------------------------------------------------------------------------------------
Canadian Imperial Bank of Commerce (Cayman
 Islands)
 5.44%(c)(g)                                     03/01/07      220,000         220,000,000
------------------------------------------------------------------------------------------
Danske Bank (United Kingdom)
 5.37%(c)(g)                                     03/01/07      406,000         406,000,000
------------------------------------------------------------------------------------------
Wells Fargo Bank, N.A. (Cayman Islands)
 5.25%(c)(g)                                     03/01/07      218,116         218,115,915
==========================================================================================
 Total Time Deposits (Cost $919,115,915)                                       919,115,915
==========================================================================================

MEDIUM-TERM NOTES-3.51%

Allstate Life Global Funding Floating Rate
 MTN
 5.31%(d)                                        03/27/08       50,000          50,000,000
------------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust

                                                              PRINCIPAL
                                                               AMOUNT
                                                MATURITY        (000)           VALUE
------------------------------------------------------------------------------------------
MEDIUM-TERM NOTES-(CONTINUED)

Allstate Life Global Funding II,
 Floating Rate MTN (Acquired 03/08/04;
 Cost $140,000,000)
 5.37%(b)(d)                                     03/07/08     $140,000     $   140,000,000
------------------------------------------------------------------------------------------
 (Acquired 11/18/03; Cost $130,000,000)
 5.40%(b)(d)                                     03/14/08      130,000         130,000,000
------------------------------------------------------------------------------------------
Credit Agricole S.A. Floating Rate MTN
 (Acquired 06/23/06; Cost $100,000,000)
 5.33%(b)(c)(d)                                  03/24/08      100,000         100,000,000
------------------------------------------------------------------------------------------
Metropolitan Life Global Funding I Floating
 Rate MTN (Acquired 08/20/03; Cost
 $90,000,000)
 5.41%(b)(d)                                     03/14/08       90,000          90,000,000
------------------------------------------------------------------------------------------
Royal Bank of Canada Floating Rate Yankee MTN
 5.37%(c)(d)                                     03/07/08      100,000         100,000,000
------------------------------------------------------------------------------------------
Royal Bank of Scotland PLC, Sr. Unsec.
 Floating Rate MTN (Acquired 04/14/05; Cost
 $60,000,000)
 5.31%(b)(c)(d)                                  03/20/08       60,000          60,000,000
------------------------------------------------------------------------------------------
Westpac Banking Corp. Floating Rate MTN
 (Acquired 01/23/07; Cost $30,001,500)
 5.30%(b)(c)(d)                                  03/05/08       30,000          30,001,469
==========================================================================================
 Total Medium-Term Notes (Cost $700,001,469)                                   700,001,469
==========================================================================================


FUNDING AGREEMENTS-2.32%

MetLife Insurance Co. of Connecticut,
 (Acquired 08/25/06; Cost $100,000,000)
 5.42%(b)(d)(k)                                  08/27/07      100,000         100,000,000
------------------------------------------------------------------------------------------
 (Acquired 11/21/06; Cost $110,000,000)
 5.42%(b)(d)(k)                                  11/21/07      110,000         110,000,000
------------------------------------------------------------------------------------------
New York Life Insurance Co. (Acquired
 04/05/06; Cost $253,000,000)
 5.42%(b)(d)(k)                                  04/05/07      253,000         253,000,000
==========================================================================================
 Total Funding Agreements (Cost $463,000,000)                                  463,000,000
==========================================================================================
TOTAL INVESTMENTS (excluding Repurchase
 Agreements)-74.75% (Cost $14,898,353,718)                                  14,898,353,718
__________________________________________________________________________________________
==========================================================================================



                                                REPURCHASE
                                                  AMOUNT           VALUE
-----------------------------------------------------------------------------
REPURCHASE AGREEMENTS-26.36%(L)

ABN AMRO Bank N.V., Agreement dated 02/28/07,
  maturing value $200,029,611 (collateralized
  by U.S. Government obligations valued at
  $204,000,000; 5.71%-6.00%,
  04/01/35-05/01/38)
  5.33%, 03/01/07                              $200,029,611   $   200,000,000
-----------------------------------------------------------------------------
ABN AMRO Bank N.V., Joint agreement dated
  02/28/07, aggregate maturing value
  $350,051,139 (collateralized by U.S.
  Government obligations valued at
  $357,000,198; 3.00%-8.75%,
  06/30/08-08/15/22)
  5.26%, 03/01/07                              289,915,095        289,872,741
-----------------------------------------------------------------------------
Banc of America Securities LLC, Joint
  agreement dated 02/28/07, aggregate
  maturing value $250,036,458 (collateralized
  by U.S. Government obligations valued at
  $255,000,937; 0%-3.38%, 11/15/08-10/15/09)
  5.25%, 03/01/07                                5,000,729          5,000,000
-----------------------------------------------------------------------------
Banc of America Securities LLC, Joint
  agreement dated 02/28/07, aggregate
  maturing value $500,073,889 (collateralized
  by U.S. Government obligations valued at
  $510,000,001;
  5.00%, 05/01/35)
  5.32%, 03/01/07                              325,048,028        325,000,000
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
                                                REPURCHASE
                                                  AMOUNT           VALUE
REPURCHASE AGREEMENTS-(CONTINUED)

Barclays Capital Inc., Joint agreement dated
  02/28/07, aggregate maturing value
  $300,043,917 (collateralized by U.S.
  Government obligations valued at
  $306,000,397; 0.88%, 04/15/10)
  5.27%, 03/01/07                              $55,008,051    $    55,000,000
-----------------------------------------------------------------------------
Barclays Capital Inc., Joint agreement dated
  02/28/07, aggregate maturing value
  $500,074,028 (collateralized by U.S.
  Government obligations valued at
  $510,000,001; 4.00%-6.50%,
  08/01/18-06/01/39)
  5.33%, 03/01/07                              236,332,793        236,297,808
-----------------------------------------------------------------------------
Barclays Capital Inc., Joint agreement dated
  02/28/07, aggregate maturing value
  $500,621,781 (collateralized by U.S.
  Government obligations valued at
  $510,559,749; 0%-6.15%, 07/25/07-08/15/19)
  5.31%, 03/01/07                              132,067,246        132,047,769
-----------------------------------------------------------------------------
Bear, Stearns & Co., Inc., Joint agreement
  dated 02/28/07, aggregate maturing value
  $300,044,167 (collateralized by U.S.
  Government obligations valued at
  $306,004,334; 5.00%-7.00%,
  04/01/14-03/01/37)
  5.30%, 03/01/07                              100,014,722        100,000,000
-----------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust

                                                REPURCHASE
                                                  AMOUNT           VALUE
-----------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

BNP Paribas, Joint agreement dated 02/28/07,
  aggregate maturing value $250,036,597
  (collateralized by U.S. Government
  obligations valued at $255,000,422;
  0%-3.50%, 04/19/07-07/15/13)
  5.27%, 03/01/07                              $ 5,000,732    $     5,000,000
-----------------------------------------------------------------------------
BNP Paribas Securities Corp., Joint agreement
  dated 02/28/07, aggregate maturing value
  $999,149,087 (collateralized by U.S.
  Government and Corporate obligations valued
  at $1,033,052,963; 0%-7.68%,
  12/15/19-01/20/47)
  5.37%, 03/01/07(c)                           796,148,013        796,029,217
-----------------------------------------------------------------------------
Citigroup Global Markets Inc., Joint
  agreement dated 02/28/07, aggregate
  maturing value $1,300,194,007
  (collateralized by Corporate obligations
  valued at $1,365,000,001; 0%-26.32%,
  07/15/18-09/20/51)
  5.37%, 03/01/07                              899,133,163        899,000,000
-----------------------------------------------------------------------------
Citigroup Global Markets Inc., Joint
  agreement dated 02/28/07, aggregate
  maturing value $250,036,597 (collateralized
  by U.S. Government obligations valued at
  $255,000,000; 0%-4.88%, 10/31/07-02/15/20)
  5.27%, 03/01/07                                5,000,732          5,000,000
-----------------------------------------------------------------------------
Credit Suisse Securities (USA) LLC, Joint
  agreement dated 02/28/07, aggregate
  maturing value $250,036,597 (collateralized
  by U.S. Government obligations valued at
  $255,001,137; 0%, 08/15/26-11/15/26)
  5.27%, 03/01/07                                5,000,732          5,000,000
-----------------------------------------------------------------------------
Deutsche Bank Securities Inc., Joint
  agreement dated 02/28/07, aggregate
  maturing value $250,036,597 (collateralized
  by U.S. Government obligations valued at
  $255,000,536; 2.00%-8.13%,
  07/15/14-08/15/19)
  5.27%, 03/01/07                                5,000,732          5,000,000
-----------------------------------------------------------------------------
Fortis Bank N.V./S.A., Joint agreement dated
  02/28/07, aggregate maturing value
  $1,000,148,958 (collateralized by Corporate
  obligations valued at $1,050,000,000;
  4.25%-6.00%, 09/25/33-12/03/51)
  5.36%, 03/01/07(c)                           830,123,635        830,000,000
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
                                                REPURCHASE
                                                  AMOUNT           VALUE
REPURCHASE AGREEMENTS-(CONTINUED)

Goldman, Sachs & Co., Agreement dated
  02/28/07, maturing value $250,037,014
  (collateralized by U.S. Government
  obligations valued at $255,000,000;
  6.00%-6.50%, 03/01/26-05/01/33)
  5.33%, 03/01/07                              $250,037,014   $   250,000,000
-----------------------------------------------------------------------------
Greenwich Capital Markets, Inc., Joint
  agreement dated 02/28/07, aggregate
  maturing value $800,118,667 (collateralized
  by U.S. Government obligations valued at
  $816,004,542; 0%-8.88%, 04/20/07-02/01/37)
  5.34%, 03/01/07                              660,790,570        660,692,567
-----------------------------------------------------------------------------
JPMorgan Securities Inc., Joint agreement
  dated 02/28/07, aggregate maturing value
  $250,036,528 (collateralized by U.S.
  Government obligations valued at
  $255,003,563; 0%-8.00%, 05/15/14-02/15/37)
  5.26%, 03/01/07                                5,000,731          5,000,000
-----------------------------------------------------------------------------
Morgan Stanley, Agreement dated 02/28/07,
  maturing value $250,036,944 (collateralized
  by U.S. Government obligations valued at
  $256,090,261; 4.50%-7.00%,
  09/01/19-01/01/37)
  5.32%, 03/01/07                              250,036,944        250,000,000
-----------------------------------------------------------------------------
Morgan Stanley, Joint agreement dated
  02/28/07, aggregate maturing value
  $250,036,528 (collateralized by U.S.
  Government obligations valued at
  $257,026,021; 3.50%-6.50%,
  11/15/09-02/15/10)
  5.26%, 03/01/07                                5,000,731          5,000,000
-----------------------------------------------------------------------------
Societe Generale S.A., Joint agreement dated
  02/28/07, aggregate maturing value
  $300,043,833 (collateralized by U.S.
  Government obligations valued at
  $306,000,194; 0%-13.25%, 07/26/07-02/15/36)
  5.26%, 03/01/07                               55,008,036         55,000,000
-----------------------------------------------------------------------------
UBS Securities LLC, Joint agreement dated
  02/28/07, aggregate maturing value
  $300,043,917 (collateralized by U.S.
  Government obligations valued at
  $306,003,404; 4.50%-7.50%,
  08/15/11-02/15/36)
  5.27%, 03/01/07                               55,008,051         55,000,000
-----------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust


                                                REPURCHASE
                                                  AMOUNT           VALUE
-----------------------------------------------------------------------------
Wachovia Capital Markets, LLC, Joint
  agreement dated 2/28/07, aggregate maturing
  value $300,044,833 (collateralized by
  Corporate obligations valued at
  $315,000,001; 4.12%-9.10%,
  10/20/18-08/15/48)
  5.38%, 03/01/07                              $85,615,033    $    85,602,240
=============================================================================
    Total Repurchase Agreements (Cost
      $5,254,542,342)                                           5,254,542,342
=============================================================================
TOTAL INVESTMENTS-101.11% (Cost
  $20,152,896,060)(m)(n)                                       20,152,896,060
=============================================================================
OTHER ASSETS LESS LIABILITIES-(1.11)%                            (221,993,453)
=============================================================================
NET ASSETS-100.00%                                            $19,930,902,607
_____________________________________________________________________________
=============================================================================

Investment Abbreviations:

ACES    - Automatically Convertible Extendable Security
CEP     - Credit Enhancement Provider
Conv.   - Convertible
COP     - Certificates of Participation
GO      - General Obligation Bonds
IDR     - Industrial Development Revenue Bonds
INS     - Insurer
LOC     - Letter of Credit
MTN     - Medium-Term Notes
PARTs   - Pooled Adjustable Rate Taxable Notes(SM)
PCR     - Pollution Control Revenue Bonds
RACERS  - Restructured Asset Certificates with Enhanced ReturnS(SM)
RB      - Revenue Bonds
Sr.     - Senior
TAN     - Tax Anticipation Notes
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at February 28, 2007 was $9,339,906,022, which represented 46.86% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows:
    United Kingdom: 17.8%; France: 7.1%; Belgium: 5.0%; other countries less than 5%: 7.9%.
(d) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2007.
(e) Demand security; payable upon demand by the Fund with usually no more than seven calendar days' notice.
(f) Principal and/or interest payments are secured by the bond insurance company listed.
(g) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(h) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(i) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months.
(j) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice based depending on the timing of the demand.
(k) Security considered to be illiquid. The Fund is limited to investing 10% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at February 28, 2007 was $463,000,000, which represented 2.32% of the Fund's Net Assets.
(l) Principal amount equals value at period end. See Note 11.
(m) Also represents cost for federal income tax purposes.
(n) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

                             ENTITIES                            PERCENTAGE
   ------------------------------------------------------------------------
   CALYON                                                            5.1%
   ________________________________________________________________________
   ========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

STIC PRIME PORTFOLIO

SCHEDULE OF INVESTMENTS

February 28, 2007
(Unaudited)

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)           VALUE
---------------------------------------------------------------------------------------
COMMERCIAL PAPER-66.83%(A)


ASSET-BACKED SECURITIES-COMMERCIAL
 LOANS/LEASES-3.96%


Fountain Square Commercial Funding Corp.
 (Acquired 01/29/07; Cost $39,650,000)
 5.25%(b)                                      03/30/07   $     40,000   $   39,830,833
---------------------------------------------------------------------------------------
 (Acquired 02/23/07; Cost $64,440,729)
 5.25%(b)                                      04/23/07         65,000       64,497,604
---------------------------------------------------------------------------------------
 (Acquired 01/08/07; Cost $69,406,789)
 5.26%(b)                                      03/07/07         70,000       69,938,634
---------------------------------------------------------------------------------------
 (Acquired 01/11/07; Cost $59,500,300)
 5.26%(b)                                      03/09/07         60,000       59,929,867
---------------------------------------------------------------------------------------
 (Acquired 01/11/07; Cost $29,737,000)
 5.26%(b)                                      03/12/07         30,000       29,951,783
---------------------------------------------------------------------------------------
 (Acquired 02/21/07; Cost $39,661,022)
 5.26%(b)                                      04/20/07         40,000       39,707,778
=======================================================================================
                                                                            303,856,499
=======================================================================================



ASSET-BACKED SECURITIES-CONSUMER RECEIVABLES-7.63%


Old Line Funding, LLC (Acquired 01/19/07;
 Cost $34,182,343)
 5.25%(b)                                      03/02/07         34,393       34,387,984
---------------------------------------------------------------------------------------
 (Acquired 01/19/07; Cost $55,638,461)
 5.25%(b)                                      03/05/07         56,006       55,973,330
---------------------------------------------------------------------------------------
 (Acquired 02/08/07; Cost $61,584,083)
 5.25%(b)                                      03/26/07         62,000       61,773,958
---------------------------------------------------------------------------------------
 (Acquired 02/22/07; Cost $40,980,177)
 5.25%(b)                                      04/10/07         41,263       41,022,299
---------------------------------------------------------------------------------------
 (Acquired 02/23/07; Cost $58,097,854)
 5.25%(b)                                      04/13/07         58,516       58,149,056
---------------------------------------------------------------------------------------
 (Acquired 02/23/07; Cost $41,323,502)
 5.26%(b)                                      04/02/07         41,554       41,359,897
---------------------------------------------------------------------------------------
 (Acquired 02/15/07; Cost $39,836,356)
 5.26%(b)                                      03/15/07         40,000       39,918,178
---------------------------------------------------------------------------------------
Thunder Bay Funding, LLC (Acquired 02/06/07;
 Cost $44,212,059)
 5.25%(b)                                      03/19/07         44,478       44,361,245
---------------------------------------------------------------------------------------
 (Acquired 02/07/07; Cost $54,003,922)
 5.26%(b)                                      04/03/07         54,441       54,178,753
---------------------------------------------------------------------------------------
 (Acquired 02/02/07; Cost $31,214,372)
 5.26%(b)                                      03/01/07         31,338       31,338,000
---------------------------------------------------------------------------------------
 (Acquired 02/08/07; Cost $30,001,641)
 5.26%(b)                                      03/13/07         30,147       30,094,142
---------------------------------------------------------------------------------------
 (Acquired 02/15/07; Cost $39,836,356)
 5.26%(b)                                      03/15/07         40,000       39,918,178
---------------------------------------------------------------------------------------
 (Acquired 02/07/07; Cost $52,330,152)
 5.26%(b)                                      03/26/07         52,692       52,499,528
=======================================================================================
                                                                            584,974,548
=======================================================================================

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)           VALUE
---------------------------------------------------------------------------------------


ASSET-BACKED SECURITIES-FULLY SUPPORTED
 BANK-10.43%


Govco Inc. (Multi CEP's-Government sponsored
 entities) (Acquired 01/29/07; Cost
 $49,737,250)
 5.26%(b)                                      03/06/07   $     50,000   $   49,963,507
---------------------------------------------------------------------------------------
Legacy Capital Co., LLC-Series A
 (Multi-CEP's-Liberty Hampshire Co., LLC;
 agent) (Acquired 02/13/07; Cost $49,802,375)
 5.27%(b)                                      03/12/07         50,000       49,919,486
---------------------------------------------------------------------------------------
Long Lane Master Trust IV-Series A (CEP-Bank
 of America, N.A.) (Acquired
 01/22/07-02/22/07; Cost $101,861,580)
 5.26%(b)                                      03/20/07        102,617      102,332,008
---------------------------------------------------------------------------------------
 (Acquired 02/23/07-02/26/07; Cost
 $149,363,208)
 5.27%(b)                                      03/27/07        150,000      149,429,083
---------------------------------------------------------------------------------------
Ticonderoga Funding LLC (CEP-Bank of America,
 N.A.) (Acquired 02/22/07; Cost $73,564,722)
 5.26%(b)                                      03/28/07         73,932       73,640,338
---------------------------------------------------------------------------------------

STIC PRIME PORTFOLIO

Short-Term Investments Trust

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)           VALUE
---------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-FULLY SUPPORTED
  BANK-(CONTINUED)

Variable Funding Capital Co. LLC
 (CEP-Wachovia Bank N.A.) (Acquired 01/25/07;
 Cost $149,081,250)
 5.25%(b)                                      03/08/07   $    150,000   $  149,846,875
---------------------------------------------------------------------------------------
 (Acquired 02/13/07; Cost $99,475,000)
 5.25%(b)                                      03/21/07        100,000       99,708,334
---------------------------------------------------------------------------------------
 (Acquired 02/05/07; Cost $49,671,875)
 5.25%(b)                                      03/22/07         50,000       49,846,875
---------------------------------------------------------------------------------------
 (Acquired 02/05/07; Cost $49,817,361)
 5.26%(b)                                      03/02/07         50,000       49,992,695
---------------------------------------------------------------------------------------
 (Acquired 02/08/07; Cost $24,868,250)
 5.27%(b)                                      03/16/07         25,000       24,945,104
=======================================================================================
                                                                            799,624,305
=======================================================================================



ASSET-BACKED SECURITIES-FULLY SUPPORTED
 MONOLINE-1.44%


Aquinas Funding LLC
 (CEP-MBIA Insurance Corp.) (Acquired
 02/20/07-02/21/07; Cost $110,004,848)
 5.27%(b)                                      03/23/07        110,497      110,141,476
=======================================================================================



ASSET-BACKED SECURITIES-
 MULTI-PURPOSE-24.08%


Atlantic Asset Securitization LLC (Acquired
 02/07/07; Cost $40,002,371)
 5.26%(b)                                      04/05/07         40,338       40,131,912
---------------------------------------------------------------------------------------
 (Acquired 02/06/07; Cost $22,260,714)
 5.26%(b)                                      03/16/07         22,385       22,335,940
---------------------------------------------------------------------------------------
 (Acquired 02/26/07; Cost $53,201,475)
 5.26%(b)                                      04/27/07         53,672       53,225,001
---------------------------------------------------------------------------------------
 (Acquired 02/15/07; Cost $49,583,188)
 5.27%(b)                                      04/13/07         50,000       49,685,562
---------------------------------------------------------------------------------------
Barton Capital LLC
 (Acquired 01/18/07; Cost $94,321,146)
 5.25%(b)                                      03/08/07         95,000       94,903,021
---------------------------------------------------------------------------------------
 (Acquired 02/09/07; Cost $99,547,917)
 5.25%(b)                                      03/12/07        100,000       99,839,583
---------------------------------------------------------------------------------------
 (Acquired 02/22/07; Cost $50,695,062)
 5.25%(b)                                      04/04/07         51,000       50,747,125
---------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)           VALUE
---------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-
  MULTI-PURPOSE-(CONTINUED)

Chariot Funding LLC/Ltd. (Acquired 01/10/07;
 Cost $101,020,248)
 5.25%(b)                                      03/09/07   $    101,882   $  101,763,138
---------------------------------------------------------------------------------------
 (Acquired 02/21/07; Cost $19,862,656)
 5.26%(b)                                      04/09/07         20,000       19,886,033
---------------------------------------------------------------------------------------
Charta LLC (Acquired 01/23/07; Cost
 $79,323,333)
 5.25%(b)                                      03/22/07         80,000       79,755,000
---------------------------------------------------------------------------------------
 (Acquired 02/01/07; Cost $49,612,806)
 5.26%(b)                                      03/26/07         50,000       49,817,361
---------------------------------------------------------------------------------------
 (Acquired 02/01/07; Cost $90,381,221)
 5.26%(b)                                      03/27/07         91,100       90,753,921
---------------------------------------------------------------------------------------
Clipper Receivables Co., LLC
 5.26%                                         03/06/07         50,000       49,963,507
---------------------------------------------------------------------------------------
CRC Funding LLC
 (Acquired 01/23/07; Cost $49,569,792)
 5.25%(b)                                      03/23/07         50,000       49,839,583
---------------------------------------------------------------------------------------
 (Acquired 01/30/07; Cost $99,371,722)
 5.26%(b)                                      03/14/07        100,000       99,810,055
---------------------------------------------------------------------------------------
 (Acquired 01/29/07; Cost $59,596,733)
 5.26%(b)                                      03/16/07         60,000       59,868,500
---------------------------------------------------------------------------------------
 (Acquired 02/21/07; Cost $61,637,467)
 5.27%(b)                                      03/22/07         61,900       61,709,890
---------------------------------------------------------------------------------------
Fairway Finance Co., LLC (Acquired 02/07/07;
 Cost $111,700,746)
 5.26%(b)                                      03/29/07        112,522      112,062,098
---------------------------------------------------------------------------------------
 (Acquired 02/01/07;
 Cost $49,795,444)
 5.26%(b)                                      03/01/07         50,000       50,000,000
---------------------------------------------------------------------------------------
Falcon Asset Securitization Corp. (Acquired
 02/06/07; Cost $60,004,255)
 5.25%(b)                                      03/28/07         60,445       60,206,998
---------------------------------------------------------------------------------------
 (Acquired 02/06/07; Cost $50,009,940)
 5.26%(b)                                      03/14/07         50,267       50,171,521
---------------------------------------------------------------------------------------
 (Acquired 02/20/07; Cost $38,846,145)
 5.26%(b)                                      03/19/07         39,000       38,897,430
---------------------------------------------------------------------------------------

STIC PRIME PORTFOLIO

Short-Term Investments Trust

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)           VALUE
---------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-
  MULTI-PURPOSE-(CONTINUED)

Ranger Funding Co., LLC (Acquired 02/23/07;
 Cost $148,862,500)
 5.25%(b)                                      04/16/07   $    150,000   $  148,993,750
---------------------------------------------------------------------------------------
 (Acquired 02/01/07; Cost $73,005,005)
 5.26%(b)                                      03/19/07         73,499       73,305,698
---------------------------------------------------------------------------------------
 (Acquired 02/20/07; Cost $49,795,250)
 5.27%(b)                                      03/20/07         50,000       49,861,062
---------------------------------------------------------------------------------------
Sheffield Receivables Corp. (Acquired
 02/07/07; Cost $149,254,833)
 5.26%(b)                                      03/13/07        150,000      149,737,000
---------------------------------------------------------------------------------------
Yorktown Capital, LLC
 5.26%                                         03/15/07         38,827       38,747,577
=======================================================================================
                                                                          1,846,018,266
=======================================================================================



ASSET-BACKED SECURITIES-SECURITY INVESTMENT
 VEHICLES-12.54%


Aquifer Funding Ltd./LLC (Acquired 02/06/07;
 Cost $99,590,111)
 5.27%(b)                                      03/06/07        100,000       99,926,805
---------------------------------------------------------------------------------------
 (Acquired 02/07/07; Cost $74,692,583)
 5.27%(b)                                      03/07/07         75,000       74,934,125
---------------------------------------------------------------------------------------
Grenadier Funding, Ltd./Corp. (Acquired
 02/08/07; Cost $41,534,017)
 5.26%(b)                                      04/09/07         41,901       41,662,461
---------------------------------------------------------------------------------------
Klio II Funding, Ltd./Corp. (Acquired
 01/29/07; Cost $99,940,733)
 5.28%(b)                                      03/02/07        100,412      100,397,273
---------------------------------------------------------------------------------------
 (Acquired 02/14/07-02/16/07; Cost
 $109,965,039)
 5.28%(b)                                      03/16/07        110,427      110,184,269
---------------------------------------------------------------------------------------
 (Acquired 02/27/07; Cost $34,094,664)
 5.28%(b)                                      03/21/07         34,200       34,099,680
---------------------------------------------------------------------------------------
Liberty Harbour II CDO Ltd./Inc. (Acquired
 02/27/07; Cost $134,188,969)
 5.28%(b)                                      04/11/07        135,000      134,188,969
---------------------------------------------------------------------------------------
 (Acquired 02/27/07; Cost $74,538,000)
 5.28%(b)                                      04/12/07         75,000       74,538,000
---------------------------------------------------------------------------------------
Newport Funding Corp. (CEP-MBIA Insurance
 Corp.) (Acquired 02/26/07; Cost $24,835,625)
 5.26%(b)                                      04/12/07         25,000       24,846,583
---------------------------------------------------------------------------------------
 (Acquired 02/13/07; Cost $49,787,736)
 5.27%(b)                                      03/14/07         50,000       49,904,847
---------------------------------------------------------------------------------------
 (Acquired 01/30/07; Cost $24,838,972)
 5.27%(b)                                      03/15/07         25,000       24,948,764
---------------------------------------------------------------------------------------
 (Acquired 01/31/07; Cost $49,641,347)
 5.27%(b)                                      03/21/07         50,000       49,853,611
---------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)           VALUE
---------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-SECURITY INVESTMENT
  VEHICLES-(CONTINUED)

Perry Global Funding, Ltd./LLC-Series A
 (Acquired 02/07/07; Cost $30,533,639)
 5.25%(b)                                      04/02/07   $     30,776   $   30,632,379
---------------------------------------------------------------------------------------
 (Acquired 02/13/07; Cost $56,064,170)
 5.26%(b)                                      03/15/07         56,311       56,195,813
---------------------------------------------------------------------------------------
Tierra Alta Funding I, Ltd./Corp. (Acquired
 02/15/07; Cost $19,897,528)
 5.27%(b)                                      03/22/07         20,000       19,938,517
---------------------------------------------------------------------------------------
 (Acquired 01/23/07; Cost $35,407,538)
 5.28%(b)                                      03/07/07         35,627       35,595,648
=======================================================================================
                                                                            961,847,744
=======================================================================================


ASSET-BACKED SECURITIES-TRADE
 RECEIVABLES-3.49%


CAFCO, LLC
 (Acquired 01/24/07; Cost $24,828,646)
 5.25%(b)                                      03/12/07         25,000       24,959,896
---------------------------------------------------------------------------------------
 (Acquired 02/06/07; Cost $48,764,596)
 5.25%(b)                                      03/29/07         49,130       48,929,386
---------------------------------------------------------------------------------------
 (Acquired 01/16/07; Cost $99,357,111)
 5.26%(b)                                      03/01/07        100,000      100,000,000
---------------------------------------------------------------------------------------
 (Acquired 02/27/07; Cost $49,295,621)
 5.26%(b)                                      04/10/07         49,600       49,310,116
---------------------------------------------------------------------------------------
Ciesco, LLC (Acquired 02/05/07; Cost
 $44,665,313)
 5.25%(b)                                      03/28/07         45,000       44,822,812
=======================================================================================
                                                                            268,022,210
=======================================================================================

STIC PRIME PORTFOLIO

Short-Term Investments Trust

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)           VALUE
---------------------------------------------------------------------------------------


DIVERSIFIED BANKS-3.26%


Citigroup Funding Inc.
 5.27%                                         03/05/07   $    150,000   $  149,912,250
---------------------------------------------------------------------------------------
 5.27%                                         03/07/07        100,000       99,912,250
=======================================================================================
                                                                            249,824,500
=======================================================================================
 Total Commercial Paper (Cost $5,124,309,548)                             5,124,309,548
=======================================================================================
MASTER NOTE AGREEMENTS-8.19%


Lehman Brothers Inc. (Acquired 01/10/07; Cost
 $228,000,000)
 5.42%(b)(c)(d)(e)                                  --         228,000      228,000,000
---------------------------------------------------------------------------------------
Merrill Lynch Mortgage Capital, Inc.
 (Acquired 02/05/07; Cost $400,000,000)
 5.44%(b)(c)(d)                                04/05/07        400,000      400,000,000
=======================================================================================
 Total Master Note Agreements (Cost
 $628,000,000)                                                              628,000,000
=======================================================================================
U.S. GOVERNMENT AGENCY SECURITIES-0.87%


FEDERAL HOME LOAN BANK (FHLB)-0.87%


Unsec. Disc. Notes, 5.14%(a)(c) (Cost
 $66,200,000)                                  03/01/07         66,200       66,200,000
=======================================================================================
TOTAL INVESTMENTS
 (excluding Repurchase
 Agreements)-75.89%
 (Cost $5,818,509,548)                                                    5,818,509,548
=======================================================================================


                                                REPURCHASE
                                                  AMOUNT

REPURCHASE AGREEMENTS-27.21%(F)

ABN AMRO Bank N.V., Joint agreement dated
 02/28/07, aggregate maturing value
 $250,036,875 (collateralized by U.S.
 Government obligations valued at
 $255,000,272; 3.60%-6.00%,
 03/15/07-09/17/18)
 5.31%, 03/01/07                                105,015,488      105,000,000
-----------------------------------------------------------------------------
Banc of America Securities LLC, Joint
 agreement dated 02/28/07, aggregate maturing
 value $500,073,889 (collateralized by U.S.
 Government obligations valued at
 $510,000,001; 5.00%, 05/01/35)
 5.32%, 03/01/07                                 21,962,284       21,959,039
-----------------------------------------------------------------------------
Barclays Capital Inc., Joint agreement dated
 02/28/07, aggregate maturing value
 $500,074,028 (collateralized by U.S.
 Government obligations valued at
 $510,000,001; 4.00%-6.50%,
 08/01/18-06/01/39)
 5.33%, 03/01/07                                263,741,235      263,702,192
-----------------------------------------------------------------------------
Bear, Stearns & Co., Inc., Joint agreement
 dated 02/28/07, aggregate maturing value
 $300,044,167 (collateralized by U.S.
 Government obligations valued at
 $306,004,334; 5.00%-7.00%,
 04/01/14-03/01/37)
 5.30%, 03/01/07                               $200,029,444   $  200,000,000
-----------------------------------------------------------------------------
BNP Paribas Securities Corp., Joint agreement
 dated 02/28/07, aggregate maturing value
 $250,036,944 (collateralized by U.S.
 Government obligations valued at
 $255,000,405; 0%-4.72%, 04/18/07-03/15/10)
 5.32%, 03/01/07                                104,015,369      104,000,000
-----------------------------------------------------------------------------
Credit Suisse Securities (USA) LLC, Joint
 agreement dated 02/28/07, aggregate maturing
 value $250,036,944 (collateralized by U.S.
 Government obligations valued at
 $255,004,725; 0%, 11/30/07-06/17/33)
 5.32%, 03/01/07                                105,015,517      105,000,000
-----------------------------------------------------------------------------
Fortis Bank N.V./S.A., Joint agreement dated
 02/28/07, aggregate maturing value
 $200,029,611 (collateralized by U.S.
 Government obligations valued at
 $204,000,000; 2.88%-5.00%,
 09/14/07-11/01/19)
 5.33%, 03/01/07                                145,021,468      145,000,000
-----------------------------------------------------------------------------
Fortis Securities LLC, Joint agreement dated
 02/28/07, aggregate maturing value
 $275,040,639 (collateralized by U.S.
 Government obligations valued at
 $280,500,287; 0%-4.00%, 03/15/07-02/15/15)
 5.32%, 03/01/07                                129,019,063      129,000,000
-----------------------------------------------------------------------------
Goldman, Sachs & Co., Joint agreement dated
 02/28/07, aggregate maturing value
 $250,036,944 (collateralized by U.S.
 Government obligations valued at
 $255,000,043; 3.15%-6.25%,
 12/14/07-07/28/23)
 5.32%, 03/01/07                                104,015,369      104,000,000
-----------------------------------------------------------------------------
Morgan Stanley, Joint agreement dated
 02/28/07, aggregate maturing value
 $250,036,806 (collateralized by U.S.
 Government obligations valued at
 $257,623,762; 0%-7.13%, 04/05/07-04/01/56)
 5.30%, 03/01/07                                104,015,311      104,000,000
-----------------------------------------------------------------------------
Societe Generale S.A., Agreement dated
 02/28/07, (collateralized by U.S. Government
 obligations valued at $306,000,000;
 0%-6.84%, 01/15/08-12/01/36)
 5.33%, 03/01/07                                300,044,417      300,000,000
-----------------------------------------------------------------------------
UBS Securities LLC, Agreement dated 02/28/07,
 (collateralized by U.S. Government
 obligations valued at $255,002,643;
 5.00%-7.00%, 08/01/29-11/01/35) 5.33%,
 03/01/07                                       250,037,014      250,000,000
-----------------------------------------------------------------------------

STIC PRIME PORTFOLIO

Short-Term Investments Trust

                                                REPURCHASE
                                                  AMOUNT           VALUE
-----------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

UBS Securities LLC, Joint agreement dated
 02/28/07, aggregate maturing value
 $150,022,167 (collateralized by U.S.
 Government obligations valued at
 $153,001,380; 0%, 07/15/20-04/15/30) 5.32%,
 03/01/07                                      $  5,000,739   $    5,000,000
-----------------------------------------------------------------------------
Wachovia Bank, N.A., Agreement dated
 02/28/07, (collateralized by U.S. Government
 obligations valued at $255,000,001;
 4.50%-7.65%, 10/15/09-12/15/45) 5.33%,
 03/01/07                                       250,037,014      250,000,000
=============================================================================
 Total Repurchase Agreements (Cost
 $2,086,661,231)                                               2,086,661,231
=============================================================================
TOTAL INVESTMENTS-103.10% (Cost
 $7,905,170,779)(g)(h)                                         7,905,170,779
=============================================================================
OTHER ASSETS LESS LIABILITIES-(3.10)%                           (237,649,750)
=============================================================================
NET ASSETS-100.00%                                            $7,667,521,029
_____________________________________________________________________________
=============================================================================


Investment Abbreviations:

CEP     - Credit Enhancement Provider
Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at February 28, 2007 was $5,413,773,964, which represented 70.61% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(d) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice depending upon the timing of the demand. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on February 28, 2007.
(e) Open master note agreement with no specified maturity date. Either party may terminate the agreement upon thirty days prior written notice provided the last maturing advances under the note is paid in full, whether at maturity or on demand.
(f) Principal amount equals value at period end. See Note 11.
(g) Also represents cost for federal income tax purposes.
(h) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

      ENTITIES                                                          PERCENTAGE
      ----------------------------------------------------------------------------
      Merrill Lynch & Co.                                                  5.2%
       ___________________________________________________________________________
      ============================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

TREASURY PORTFOLIO

SCHEDULE OF INVESTMENTS

February 28, 2007
(Unaudited)


                       PRINCIPAL
                        AMOUNT
            MATURITY     (000)          VALUE
--------------------------------------------------
U.S. TREASURY
SECURITIES-21.35%
U.S.
  TREASURY
  BILLS-21.35%(A)
4.84%       04/05/07   $100,000    $    99,528,958
--------------------------------------------------
4.92%       04/05/07    100,000         99,522,153
--------------------------------------------------
4.94%       04/12/07    100,000         99,423,667
--------------------------------------------------
4.88%       05/17/07    150,000        148,435,617
--------------------------------------------------
4.87%       05/24/07    100,000         98,864,600
--------------------------------------------------
4.86%       05/31/07    100,000         98,771,247
--------------------------------------------------
4.87%       06/14/07    100,000         98,580,750
--------------------------------------------------
4.88%       06/14/07    100,000         98,576,666
--------------------------------------------------
4.87%       06/21/07    100,000         98,483,333
--------------------------------------------------
4.91%       07/05/07    100,000         98,283,250
--------------------------------------------------
4.92%       07/12/07    100,000         98,183,442
==================================================
    Total
      U.S.
  Treasury
Securities
     (Cost
     $1,136,653,683)                 1,136,653,683
==================================================
TOTAL
INVESTMENTS
 (excluding
Repurchase
Agreements)-21.35%
  (Cost
  $1,136,653,683)                    1,136,653,683
==================================================

                                                REPURCHASE
                                                  AMOUNT
REPURCHASE AGREEMENTS-79.06%(B)

ABN AMRO Bank N.V., Joint agreement dated
  02/28/07, aggregate maturing value
  $350,051,139 (collateralized by U.S.
  Treasury obligations valued at
  $357,000,198; 3.00%-8.75%,
  06/30/08-08/15/22) 5.26%, 03/01/07            60,136,044        60,127,259
----------------------------------------------------------------------------
Banc of America Securities LLC, Joint
  agreement dated 02/28/07, aggregate
  maturing value $250,036,458 (collateralized
  by U.S. Treasury obligations valued at
  $255,000,937; 3.38%, 11/15/08-10/15/09)
  5.25%, 03/01/07                              245,035,729       245,000,000
----------------------------------------------------------------------------
Barclays Capital Inc., Joint agreement dated
  02/28/07, aggregate maturing value
  $300,043,917 (collateralized by U.S.
  Treasury obligations valued at
  $306,000,397; 0.88%, 04/15/10) 5.27%,
  03/01/07                                     245,035,865       245,000,000
----------------------------------------------------------------------------
Bear, Stearns & Co., Inc., Open agreement,
  with no specific maturity date
  (collateralized by U.S. Treasury
  obligations valued at $102,187,338;
  0%-7.00%, 04/30/07-03/01/37)
  5.32%(c)                                              --       100,000,000
----------------------------------------------------------------------------

----------------------------------------------------------------------------
                                                REPURCHASE
                                                  AMOUNT          VALUE
REPURCHASE AGREEMENTS-(CONTINUED)

BNP Paribas Securities Corp., Joint agreement
  dated 02/28/07, aggregate maturing value
  $250,036,597 (collateralized by U.S.
  Treasury obligations valued at
  $255,000,422; 0%-3.50%, 04/19/07-07/15/13)
  5.27%, 03/01/07                              $245,035,865   $  245,000,000
----------------------------------------------------------------------------
CIBC World Markets Inc., Agreement dated
  02/28/07, (collateralized by U.S. Treasury
  obligations valued at $102,179,387;
  3.63%-4.50%, 09/30/11-05/15/13) 5.27%,
  03/01/07                                     100,014,639       100,000,000
----------------------------------------------------------------------------
Citigroup Global Markets Inc., Joint
  agreement dated 02/28/07, aggregate
  maturing value $250,036,597 (collateralized
  by U.S. Treasury obligations valued at
  $255,000,000; 0%-4.88%; 10/31/07-02/15/20)
  5.27%, 03/01/07                              245,035,865       245,000,000
----------------------------------------------------------------------------
Credit Suisse Securities (USA) LLC, Joint
  agreement dated 02/28/07, aggregate
  maturing value $250,036,597 (collateralized
  by U.S. Treasury obligations valued at
  $255,001,137; 0%, 08/15/26-11/15/26)
  5.27%, 03/01/07                              245,035,865       245,000,000
----------------------------------------------------------------------------
Deutsche Bank Securities Inc., Joint
  agreement dated 02/28/07, aggregate
  maturity value $250,036,597 (collateralized
  by U.S. Treasury obligations value at
  $255,000,536; 2.00-8.13%,
  07/15/14-08/15/19)
  5.27%, 03/01/07                              245,035,865       245,000,000
----------------------------------------------------------------------------
Fortis Securities LLC, Agreement dated
  02/28/07, (collateralized by U.S. Treasury
  obligations valued at $510,000,439;
  2.75%-8.75%, 04/30/07-02/15/36) 5.27%,
  03/01/07                                     500,073,194       500,000,000
----------------------------------------------------------------------------
Greenwich Capital Markets, Inc., Agreement
  dated 02/28/07, (collateralized by U.S.
  Treasury obligations valued at
  $510,004,487; 4.63%, 11/30/08-02/29/12)
  5.27%, 03/01/07                              500,073,194       500,000,000
----------------------------------------------------------------------------
JPMorgan Securities Inc., Joint agreement
  dated 02/28/07, aggregate maturing value
  $250,036,528 (collateralized by U.S.
  Treasury obligations valued at
  $255,003,563; 0%-8.00%,
  05/15/14-02/15/37)
  5.26%, 03/01/07                              245,035,797       245,000,000
----------------------------------------------------------------------------

TREASURY PORTFOLIO

Short-Term Investments Trust

                                                REPURCHASE
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Merrill Lynch Government Securities, Inc.,
  Agreement dated 02/28/07, (collateralized
  by U.S. Treasury obligations valued at
  $510,000,274; 0%, 05/15/07-11/15/26) 5.27%,
  03/01/07                                     $500,073,194   $  500,000,000
----------------------------------------------------------------------------
Morgan Stanley, Joint agreement dated
  02/28/07, aggregate maturing value
  $250,036,528 (collateralized by U.S.
  Treasury obligations valued at
  $257,026,021;
  3.50%-6.50%,11/15/09-02/15/10) 5.26%,
  03/01/07                                     245,035,797       245,000,000
----------------------------------------------------------------------------
Societe Generale S.A., Joint agreement dated
  02/28/07, aggregate maturing value
  $300,043,833 (collateralized by U.S.
  Treasury obligations valued at
  $306,000,194; 0%-13.25%, 07/26/07-02/15/36)
  5.26%, 03/01/07                              245,035,797       245,000,000
----------------------------------------------------------------------------

----------------------------------------------------------------------------
                                                REPURCHASE
                                                  AMOUNT          VALUE
REPURCHASE AGREEMENTS-(CONTINUED)

UBS Securities LLC, Joint agreement dated
  02/28/07, aggregate maturing value
  $300,043,917 (collateralized by U.S.
  Treasury obligations valued at
  $306,003,404; 0%-7.50%, 08/15/11-02/15/36)
  5.27%, 03/01/07                              $245,035,865   $  245,000,000
============================================================================
    Total Repurchase Agreements (Cost
      $4,210,127,259)                                          4,210,127,259
============================================================================
TOTAL INVESTMENTS-100.41% (Cost
  $5,346,780,942)(d)                                           5,346,780,942
============================================================================
OTHER ASSETS LESS LIABILITIES-(0.41)%                            (21,708,356)
============================================================================
NET ASSETS-100.00%                                            $5,325,072,586
____________________________________________________________________________
============================================================================

Investment Abbreviations:

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Principal amount equals value at period end. See Note 11.
(c) Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily.
(d) Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

GOVERNMENT & AGENCY PORTFOLIO

SCHEDULE OF INVESTMENTS

February 28, 2007
(Unaudited)


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)         VALUE
---------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES-24.95%

FEDERAL FARM CREDIT BANK (FFCB)-4.11%

Disc. Notes,
  5.09%(a)                                     07/06/07    $40,000    $39,281,745
---------------------------------------------------------------------------------
Floating Rate Bonds,
  5.18%(b)                                     08/01/07     90,000     89,992,686
=================================================================================
                                                                      129,274,431
=================================================================================
FEDERAL HOME LOAN BANK (FHLB)-1.59%

Unsec. Global Bonds,
  5.27%                                        11/21/07     50,000     49,988,656
=================================================================================
FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-12.84%

Series M006, Class A, Taxable Multifamily VRD
  Ctfs.,
  5.32%(c)                                     10/15/45     21,703     21,702,679
---------------------------------------------------------------------------------
Unsec. Disc. Notes,(a)
  5.13%                                        03/13/07     40,000     39,931,587
---------------------------------------------------------------------------------
  4.98%                                        04/17/07     20,000     19,869,967
---------------------------------------------------------------------------------
  4.99%                                        05/01/07     25,000     24,788,618
---------------------------------------------------------------------------------
  5.08%                                        08/31/07     30,000     29,224,537
---------------------------------------------------------------------------------
  5.03%                                        11/30/07     40,000     38,467,122
---------------------------------------------------------------------------------
Unsec. Floating Rate Global Notes,
  5.24%(b)                                     06/19/07     45,000     45,000,717
---------------------------------------------------------------------------------
Unsec. Floating Rate Medium Term Global
  Notes,
  5.17%(b)                                     09/27/07     75,000     74,978,227
---------------------------------------------------------------------------------
Unsec. Global Notes,
  2.70%                                        03/16/07     25,000     24,975,376
---------------------------------------------------------------------------------
  5.09%                                        08/31/07     45,633     44,451,124
---------------------------------------------------------------------------------
Unsec. Medium Term Global Notes,
  5.35%                                        12/19/07     40,000     40,000,000
=================================================================================
                                                                      403,389,954
=================================================================================
FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-6.03%

Unsec. Disc. Notes,(a)
  5.11%                                        03/23/07     50,000     49,843,861
---------------------------------------------------------------------------------
  5.10%                                        04/09/07     50,000     49,723,750
---------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)         VALUE
---------------------------------------------------------------------------------

FEDERAL FARM CREDIT BANK-(CONTINUED)

Unsec. Global Notes,
  4.75%                                        08/03/07    $40,000    $39,907,000
---------------------------------------------------------------------------------
  5.41%                                        12/28/07     50,000     50,000,000
=================================================================================
                                                                      189,474,611
=================================================================================
OVERSEAS PRIVATE INVESTMENT CORP.(OPIC)-0.38%

Gtd. VRD COP,
  5.30%(c)(d)                                  12/31/10     12,000     12,000,000
=================================================================================
    Total U.S. Government Agency Securities
      (Cost $784,127,652)                                             784,127,652
=================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-24.95% (Cost $784,127,652)                              784,127,652
=================================================================================


                                                REPURCHASE
                                                  AMOUNT          VALUE
REPURCHASE AGREEMENTS-75.34%(E)

ABN AMRO Bank N.V., Joint Agreement date
  2/28/2007, aggregate maturing value
  $250,036,875 (collateralized by U.S.
  Government obligations valued at
  $255,000,272; 3.60%-6.00%,
  03/15/07-09/17/18)
  5.31%, 03/01/07                              145,021,388       145,000,000
----------------------------------------------------------------------------
Barclays Capital Inc., Joint agreement dated
  02/28/07, aggregate maturing value
  $500,621,781 (collateralized by U.S.
  Government obligations valued at
  $510,559,749; 0%-6.15%, 07/25/07-08/15/19)
  5.31%, 03/01/07                              260,373,793       260,335,394
----------------------------------------------------------------------------
Bear, Stearns & Co., Inc, Open agreement
  dated 02/28/07, (collateralized by U.S.
  Government obligations valued at
  $255,190,347; 0%-7.13%, 04/30/07-03/01/37)
  5.32%(f)                                              --       150,000,000
----------------------------------------------------------------------------
BNP Paribas Securities Corp., Joint agreement
  dated 02/28/07, aggregate maturing value
  $250,036,944 (collateralized by U.S.
  Government obligations valued at
  $255,004,405; 0%-4.72%, 04/18/07-03/15/10)
  5.32%, 03/01/07                              145,021,428       145,000,000
----------------------------------------------------------------------------

GOVERNMENT & AGENCY PORTFOLIO

Short-Term Investments Trust

                                                REPURCHASE
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Citigroup Global Markets Inc., Joint
  agreement dated 02/28/07, aggregate
  maturing value $250,036,944 (collateralized
  by U.S. Government obligations valued at
  $250,000,188; 5.50%-5.60%,
  01/23/12-02/01/17) 5.32%, 03/01/07           $245,036,206   $  245,000,000
----------------------------------------------------------------------------
Credit Suisse Securities (USA) LLC, Joint
  agreement dated 02/28/07, aggregate
  maturing value $250,036,944 (collateralized
  by U.S. Government obligations valued at
  $255,004,725; 0%, 11/30/07-06/17/33)
  5.32%, 03/01/07                              145,021,428       145,000,000
----------------------------------------------------------------------------
Deutsche Bank Securities Inc., Joint
  agreement dated 02/28/07, aggregate
  maturing value $100,014,778 (collateralized
  by U.S. Government obligations valued at
  $102,000,170; 2.88%-6.13%,
  04/16/07-07/17/13) 5.32%, 03/01/07            99,014,630        99,000,000
----------------------------------------------------------------------------
Fortis Securities LLC, Joint agreement dated
  02/28/07, aggregate maturing value
  $275,040,639 (collateralized by U.S.
  Government obligations valued at
  $280,500,287; 0%-4.00%, 03/15/07-02/15/15)
  5.32%, 03/01/07                              145,021,428       145,000,000
----------------------------------------------------------------------------
Goldman, Sachs & Co., Joint agreement dated
  02/28/07, aggregate maturing value
  $250,036,944 (collateralized by U.S.
  Government obligations valued at
  $255,000,043; 3.15%-6.25%,
  12/14/07-07/28/23)
  5.32%, 03/01/07                              145,021,428       145,000,000
----------------------------------------------------------------------------

----------------------------------------------------------------------------
                                                REPURCHASE
                                                  AMOUNT          VALUE
REPURCHASE AGREEMENTS-(CONTINUED)

Morgan Stanley, Joint agreement dated
  02/28/07, aggregate maturing value
  $250,036,806 (collateralized by U.S.
  Government obligations valued at
  $257,623,762; 0%-7.13%,
  04/05/07-04/01/56)
  5.30%, 03/01/07                              $145,021,347   $  145,000,000
----------------------------------------------------------------------------
RBC Capital Markets, Agreement dated
  02/28/07, (collateralized by U.S.
  Government obligations valued at
  $510,003,037; 0%-7.25%,
  03/05/07-01/05/27)
  5.32%, 03/01/07                              500,073,889       500,000,000
----------------------------------------------------------------------------
Societe Generale S.A., Joint agreement dated
  02/28/07, aggregate maturing value
  $100,014,722 (collateralized by U.S.
  Government obligations valued at
  $102,000,406; 0%-7.25%,
  01/15/08-05/15/30)
  5.30%, 03/01/07                               99,014,575        99,000,000
----------------------------------------------------------------------------
UBS Securities LLC, Joint agreement dated
  02/28/07, aggregate maturing value
  $150,022,167 (collateralized by U.S.
  Government obligations valued at
  $153,001,380; 0%, 07/15/20-04/15/30) 5.32%,
  03/01/07                                     145,021,428       145,000,000
============================================================================
    Total Repurchase Agreements (Cost
      $2,368,335,394)                                          2,368,335,394
============================================================================
TOTAL INVESTMENTS-100.29% (Cost
  $3,152,463,046)(g)                                           3,152,463,046
============================================================================
OTHER ASSETS LESS LIABILITIES-(0.29)%                             (9,082,869)
============================================================================
NET ASSETS-100.00%                                            $3,143,380,177
____________________________________________________________________________
============================================================================

Investment Abbreviations:

Ctfs.   - Certificates
COP     - Certificates of Participation
Disc.   - Discounted
Gtd.    - Guaranteed
Unsec.  - Unsecured
VRD     - Variable Rate Demand

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2007.
(c) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2007.
(d) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(e) Principal amount equals value at period end. See Note 11.
(f) Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily.
(g) Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

GOVERNMENT TAXADVANTAGE PORTFOLIO

SCHEDULE OF INVESTMENTS

February 28, 2007
(Unaudited)


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)         VALUE
----------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES-106.51%

FEDERAL FARM CREDIT BANK (FFCB)-19.20%

Disc. Notes,(a)
  5.14%                                        03/16/07   $ 10,000    $  9,978,583
----------------------------------------------------------------------------------
  5.09%                                        07/06/07     10,000       9,820,436
----------------------------------------------------------------------------------
Floating Rate Bonds,(b)
  5.18%                                        08/01/07      9,000       8,999,269
----------------------------------------------------------------------------------
  5.20%                                        11/06/07     25,000      25,000,000
----------------------------------------------------------------------------------
Unsec. Floating Rate Bonds,(b)
  5.22%                                        03/01/07      4,050       4,050,000
----------------------------------------------------------------------------------
  5.21%                                        10/03/07     20,000      20,002,350
==================================================================================
                                                                        77,850,638
==================================================================================

FEDERAL HOME LOAN BANK (FHLB)-87.31%

Unsec. Disc. Notes,(a)
  5.18%                                        03/09/07    100,000      99,884,889
----------------------------------------------------------------------------------
  5.14%                                        03/16/07     20,000      19,957,167
----------------------------------------------------------------------------------
  5.13%                                        04/04/07     20,000      19,903,100
----------------------------------------------------------------------------------
  5.13%                                        04/20/07      8,077       8,019,474
----------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)         VALUE
----------------------------------------------------------------------------------

FEDERAL HOME LOAN BANK-(CONTINUED)

Unsec. Floating Rate Bonds,
  5.40%(b)                                     02/07/08   $ 20,000    $ 20,000,000
----------------------------------------------------------------------------------
Unsec. Floating Rate Global Bonds,
  5.17%(b)                                     03/14/08     15,000      14,994,465
----------------------------------------------------------------------------------
Unsec. Global Bonds,
  5.25%                                        10/03/07     10,000       9,997,709
----------------------------------------------------------------------------------
  5.27%                                        11/21/07      5,000       4,998,865
----------------------------------------------------------------------------------
  5.18%                                        03/16/07     50,000      49,892,187
----------------------------------------------------------------------------------
Unsec. Notes, 5.14%(c)                         03/01/07    106,300     106,300,000
==================================================================================
                                                                       353,947,856
==================================================================================
TOTAL INVESTMENTS(d)-106.51% (Cost
  $431,798,494)                                                        431,798,494
==================================================================================
OTHER ASSETS LESS LIABILITIES-(6.51)%                                  (26,397,842)
==================================================================================
NET ASSETS-100.00%                                                    $405,400,652
__________________________________________________________________________________
==================================================================================

Investment Abbreviations:

Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2007.
(c) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(d) Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2007
(Unaudited)

                                                                                                     GOVERNMENT &     GOVERNMENT
                                                 LIQUID ASSETS      STIC PRIME        TREASURY          AGENCY       TAXADVANTAGE
                                                   PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO       PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
ASSETS:

Investments, at value                           $14,898,353,718   $5,818,509,548   $1,136,653,683   $ 784,127,652    $431,798,494
---------------------------------------------------------------------------------------------------------------------------------
Repurchase agreements                            5,254,542,342     2,086,661,231    4,210,127,259   2,368,335,394              --
=================================================================================================================================
  Total investments                             20,152,896,060     7,905,170,779    5,346,780,942   3,152,463,046     431,798,494
=================================================================================================================================
Cash                                                        --                --               --           5,284          24,474
---------------------------------------------------------------------------------------------------------------------------------
Receivables for:
  Investments sold                                 272,750,929                --               --              --              --
---------------------------------------------------------------------------------------------------------------------------------
  Interest                                          68,622,524         2,698,731          615,959       3,443,167         512,122
---------------------------------------------------------------------------------------------------------------------------------
  Fund expenses absorbed                                95,688            15,735           40,780          22,484              --
---------------------------------------------------------------------------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                 581,544           336,001          231,616          76,922          62,193
---------------------------------------------------------------------------------------------------------------------------------
Other assets                                           304,351           258,208          141,939         116,051          71,233
=================================================================================================================================
     Total assets                               20,495,251,096     7,908,479,454    5,347,811,236   3,156,126,954     432,468,516
_________________________________________________________________________________________________________________________________
=================================================================================================================================


LIABILITIES:

Payables for:
  Investments purchased                            477,596,187       208,726,968               --              --      25,000,000
---------------------------------------------------------------------------------------------------------------------------------
  Amount due custodian                                 474,594                --               --      12,147,298       1,825,247
---------------------------------------------------------------------------------------------------------------------------------
  Dividends                                         82,977,641        30,570,358       21,329,663         240,973          84,848
---------------------------------------------------------------------------------------------------------------------------------
  Trustee deferred compensation and retirement
     plans                                           2,058,184           962,919          692,397              --          53,860
---------------------------------------------------------------------------------------------------------------------------------
Accrued distribution fees                              703,315           485,874          544,672         235,543          39,955
---------------------------------------------------------------------------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                              49,849            19,770           14,728           9,472           3,036
---------------------------------------------------------------------------------------------------------------------------------
Accrued transfer agent fees                            168,834            55,110           44,399          21,884           3,018
---------------------------------------------------------------------------------------------------------------------------------
Accrued operating expenses                             319,885           137,426          112,791          91,607          57,900
=================================================================================================================================
     Total liabilities                             564,348,489       240,958,425       22,738,650      12,746,777      27,067,864
=================================================================================================================================
Net assets applicable to shares outstanding     $19,930,902,607   $7,667,521,029   $5,325,072,586   $3,143,380,177   $405,400,652
_________________________________________________________________________________________________________________________________
=================================================================================================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                   $19,930,202,725   $7,666,745,714   $5,324,692,561   $3,143,130,186   $405,396,011
---------------------------------------------------------------------------------------------------------------------------------
Undistributed net investment income                  2,058,268           779,248          307,718         243,783           3,895
---------------------------------------------------------------------------------------------------------------------------------
Undistributed net realized gain (loss)              (1,358,386)           (3,933)          72,307           6,208             746
=================================================================================================================================
                                                $19,930,902,607   $7,667,521,029   $5,325,072,586   $3,143,380,177   $405,400,652
_________________________________________________________________________________________________________________________________
=================================================================================================================================


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

February 28, 2007
(Unaudited)

Short-Term Investments Trust

NET ASSETS:

Institutional Class                                      $14,191,802,003   $4,232,917,843   $2,257,903,689   $1,495,468,186
___________________________________________________________________________________________________________________________
===========================================================================================================================
Private Investment Class                                 $1,230,660,559    $  625,459,543   $  897,220,715   $ 575,513,829
___________________________________________________________________________________________________________________________
===========================================================================================================================
Personal Investment Class                                $   59,526,330    $  323,811,177   $  352,956,305   $  22,122,836
___________________________________________________________________________________________________________________________
===========================================================================================================================
Cash Management Class                                    $2,841,182,187    $1,691,149,975   $1,431,326,345   $ 692,173,414
___________________________________________________________________________________________________________________________
===========================================================================================================================
Reserve Class                                            $   31,052,432    $   50,991,322   $   89,366,004   $  24,876,939
___________________________________________________________________________________________________________________________
===========================================================================================================================
Resource Class                                           $1,147,133,143    $  469,189,077   $  295,133,636   $ 318,836,034
___________________________________________________________________________________________________________________________
===========================================================================================================================
Corporate Class                                          $  429,545,953    $  274,002,092   $    1,165,892   $  14,388,939
___________________________________________________________________________________________________________________________
===========================================================================================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Institutional Class                                      14,191,148,772     4,233,463,445    2,257,671,523   1,495,360,511
___________________________________________________________________________________________________________________________
===========================================================================================================================
Private Investment Class                                  1,230,676,899       625,564,548      897,253,237     575,476,707
___________________________________________________________________________________________________________________________
===========================================================================================================================
Personal Investment Class                                    59,529,939       323,765,522      352,927,900      22,120,103
___________________________________________________________________________________________________________________________
===========================================================================================================================
Cash Management Class                                     2,841,136,368     1,691,217,456    1,431,183,319     692,134,011
___________________________________________________________________________________________________________________________
===========================================================================================================================
Reserve Class                                                31,056,557        51,000,147       89,351,847      24,875,952
___________________________________________________________________________________________________________________________
===========================================================================================================================
Resource Class                                            1,147,140,394       469,162,002      295,128,349     318,811,840
___________________________________________________________________________________________________________________________
===========================================================================================================================
Corporate Class                                             429,513,294       274,002,578        1,165,942      14,386,294
___________________________________________________________________________________________________________________________
===========================================================================================================================
Net asset value, offering and redemption price per
  share for each class                                   $         1.00    $         1.00   $         1.00   $        1.00
___________________________________________________________________________________________________________________________
===========================================================================================================================
Cost of investments                                      $14,898,353,718   $5,818,509,548   $1,136,653,683   $ 784,127,652
---------------------------------------------------------------------------------------------------------------------------
Cost of repurchase agreements                            $5,254,542,342    $2,086,661,231   $4,210,127,259   $2,368,335,394
===========================================================================================================================
Total investments, at cost                               $20,152,896,060   $7,905,170,779   $5,346,780,942   $3,152,463,046
___________________________________________________________________________________________________________________________
===========================================================================================================================


NET ASSETS:

Institutional Class                                      $159,487,686
_______________________________________________________
=======================================================
Private Investment Class                                 $ 51,628,806
_______________________________________________________
=======================================================
Personal Investment Class                                $  7,321,393
_______________________________________________________
=======================================================
Cash Management Class                                    $ 91,412,320
_______________________________________________________
=======================================================
Reserve Class                                            $ 15,127,430
_______________________________________________________
=======================================================
Resource Class                                           $ 80,409,355
_______________________________________________________
=======================================================
Corporate Class                                          $     13,662
_______________________________________________________
=======================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Institutional Class                                       159,459,904
_______________________________________________________
=======================================================
Private Investment Class                                   51,653,829
_______________________________________________________
=======================================================
Personal Investment Class                                   7,323,408
_______________________________________________________
=======================================================
Cash Management Class                                      91,410,192
_______________________________________________________
=======================================================
Reserve Class                                              15,127,415
_______________________________________________________
=======================================================
Resource Class                                             80,411,030
_______________________________________________________
=======================================================
Corporate Class                                                13,619
_______________________________________________________
=======================================================
Net asset value, offering and redemption price per
  share for each class                                   $       1.00
_______________________________________________________
=======================================================
Cost of investments                                      $431,798,494
-------------------------------------------------------
Cost of repurchase agreements                            $         --
=======================================================
Total investments, at cost                               $431,798,494
_______________________________________________________
=======================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

STATEMENT OF OPERATIONS

For the six months ended February 28, 2007
(Unaudited)

                                                                                                      GOVERNMENT &    GOVERNMENT
                                                        LIQUID ASSETS    STIC PRIME      TREASURY        AGENCY      TAXADVANTAGE
                                                          PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:

Interest                                                $563,995,883    $211,710,023   $142,211,417   $82,874,754     $7,796,234
=================================================================================================================================

EXPENSES:

Advisory fees                                             15,771,923      5,913,254       4,067,423     1,560,233        285,766
---------------------------------------------------------------------------------------------------------------------------------
Administrative services fees                                 568,343        371,169         334,252       299,711         64,066
---------------------------------------------------------------------------------------------------------------------------------
Custodian fees                                               477,682        170,489         133,792        83,614          7,270
---------------------------------------------------------------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                 2,803,454      1,586,662       2,234,710     1,312,420        125,999
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                  264,016      1,202,848       1,228,337       102,672         26,548
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                    1,468,471        803,009         770,855       325,484         22,494
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                              186,091        297,132         652,942       111,554         56,275
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           1,163,495        404,976         351,773       311,001         45,789
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                             62,744         56,467             244         4,074              2
---------------------------------------------------------------------------------------------------------------------------------
Transfer agent fees                                          903,018        354,795         233,309       140,421         13,473
---------------------------------------------------------------------------------------------------------------------------------
Trustees' and officer's fees and benefits                    341,253        135,273          90,681        57,374         11,088
---------------------------------------------------------------------------------------------------------------------------------
Registration and filing fees                                      --             --              --            --         50,330
---------------------------------------------------------------------------------------------------------------------------------
Other                                                        670,425        428,195         254,465       219,000         74,825
=================================================================================================================================
    Total expenses                                        24,680,915     11,724,269      10,352,783     4,527,558        783,925
=================================================================================================================================
Less: Fees waived                                         (7,602,275)    (3,865,209)     (3,381,332)   (1,179,561)      (416,304)
=================================================================================================================================
    Net expenses                                          17,078,640      7,859,060       6,971,451     3,347,997        367,621
=================================================================================================================================
Net investment income                                    546,917,243    203,850,963     135,239,966    79,526,757      7,428,613
=================================================================================================================================

REALIZED GAIN (LOSS):

Net realized gain (loss) from investment securities         (182,608)            --         224,810        30,996            547
=================================================================================================================================
Net increase in net assets resulting from operations    $546,734,635    $203,850,963   $135,464,776   $79,557,753     $7,429,160
_________________________________________________________________________________________________________________________________
=================================================================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 28, 2007 and the year ended August 31, 2006 (Unaudited)

                                                                LIQUID ASSETS PORTFOLIO                STIC PRIME PORTFOLIO
                                                           ----------------------------------    --------------------------------
                                                            FEBRUARY 28,        AUGUST 31,        FEBRUARY 28,       AUGUST 31,
                                                                2007               2006               2007              2006
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                    $   546,917,243    $   884,596,378    $ 203,850,963     $  343,224,083
---------------------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                        (182,608)           911,060               --                 --
=================================================================================================================================
    Net increase in net assets resulting from operations       546,734,635        885,507,438      203,850,963        343,224,083
=================================================================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                         (400,640,325)      (639,998,716)    (117,658,440)      (234,363,354)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                     (27,724,180)       (42,306,265)     (15,709,248)       (22,943,890)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                     (1,652,398)        (2,936,707)      (7,535,905)        (8,010,719)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                        (75,837,565)      (127,479,313)     (41,515,937)       (49,228,142)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                   (814,799)        (1,939,893)      (1,301,686)        (2,108,618)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                               (29,343,008)       (42,131,448)     (10,304,859)       (16,193,048)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                              (10,904,968)       (27,804,036)      (9,824,888)       (10,376,312)
=================================================================================================================================
    Total distributions from net investment income            (546,917,243)      (884,596,378)    (203,850,963)      (343,224,083)
=================================================================================================================================
Distributions to shareholders from net realized gains:
  Institutional Class                                                   --           (478,590)              --                 --
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                              --            (33,284)              --                 --
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                             --             (1,910)              --                 --
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                                 --            (76,508)              --                 --
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                         --               (538)              --                 --
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                        --            (32,914)              --                 --
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                                       --             (1,728)              --                 --
=================================================================================================================================
    Total distributions from net realized gains                         --           (625,472)              --                 --
=================================================================================================================================
    Decrease in net assets resulting from distributions       (546,917,243)      (885,221,850)    (203,850,963)      (343,224,083)
=================================================================================================================================
Share transactions-net:
  Institutional Class                                         (866,713,306)     2,776,520,511     (490,666,843)       156,376,625
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                     249,987,134        171,846,264       34,153,849         34,597,047
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                     (4,906,310)        18,242,840       24,605,763        136,456,690
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                        127,322,434       (695,502,781)     312,188,175        469,909,700
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                 13,628,517       (110,822,387)      (4,900,491)       (10,802,596)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                58,032,587        186,260,377      143,860,829         53,456,001
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                              372,908,747       (409,826,741)    (251,679,308)       471,719,805
=================================================================================================================================
    Net increase (decrease) in net assets resulting from
      share transactions                                       (49,740,197)     1,936,718,083     (232,438,026)     1,311,713,272
=================================================================================================================================
    Net increase (decrease) in net assets                      (49,922,805)     1,937,003,671     (232,438,026)     1,311,713,272
=================================================================================================================================

NET ASSETS:

  Beginning of period                                       19,980,825,412     18,043,821,741    7,899,959,055      6,588,245,783
=================================================================================================================================
  End of period*                                           $19,930,902,607    $19,980,825,412    $7,667,521,029    $7,899,959,055
=================================================================================================================================
* Includes accumulated undistributed net investment
  income                                                   $     2,058,268    $     2,058,268    $     779,248     $      779,248
_________________________________________________________________________________________________________________________________
=================================================================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

For the six months ended February 28, 2007 and the year ended August 31, 2006 (Unaudited)

Short-Term Investments Trust

                                                                                                           GOVERNMENT &
                                                                    TREASURY PORTFOLIO                   AGENCY PORTFOLIO
                                                             --------------------------------    --------------------------------
                                                              FEBRUARY 28,       AUGUST 31,       FEBRUARY 28,       AUGUST 31,
                                                                  2007              2006              2007              2006
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                      $ 135,239,966     $  212,999,652    $  79,526,757     $  117,625,921
---------------------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                         224,810           (152,503)          30,996             97,483
=================================================================================================================================
    Net increase in net assets resulting from operations       135,464,776        212,847,149       79,557,753        117,723,404
=================================================================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                          (55,748,155)       (79,707,716)     (40,405,489)       (56,268,054)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                     (21,570,070)       (32,061,314)     (12,840,636)       (24,157,022)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                     (7,493,324)       (10,237,180)        (634,856)        (1,160,527)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                        (38,874,863)       (73,667,977)     (16,638,627)       (22,175,375)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                 (2,779,475)        (3,292,187)        (482,140)          (482,054)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                (8,732,687)       (13,748,086)      (7,824,985)       (11,101,166)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                                  (41,392)          (285,192)        (700,024)        (2,281,723)
=================================================================================================================================
    Decrease in net assets resulting from distributions       (135,239,966)      (212,999,652)     (79,526,757)      (117,625,921)
=================================================================================================================================
Share transactions-net:
  Institutional Class                                          156,025,912            703,777     (316,819,242)       812,699,419
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                     (75,164,789)      (256,870,746)      56,984,743       (232,324,616)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                     20,591,084         58,898,939      (17,477,067)         1,573,809
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                         73,713,799       (423,088,691)      35,811,695          2,952,181
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                (44,340,830)        56,501,483        2,987,754         17,248,290
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                               (57,756,228)        51,709,221       24,993,558         63,096,684
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                                 (689,271)           985,905      (14,333,120)       (33,288,657)
=================================================================================================================================
    Net increase (decrease) in net assets resulting from
      share transactions                                        72,379,677       (511,160,112)    (227,851,679)       631,957,110
=================================================================================================================================
    Net increase (decrease) in net assets                       72,604,487       (511,312,615)    (227,820,683)       632,054,593
=================================================================================================================================

NET ASSETS:

  Beginning of period                                        5,252,468,099      5,763,780,714    3,371,200,860      2,739,146,267
=================================================================================================================================
  End of period*                                             $5,325,072,586    $5,252,468,099    $3,143,380,177    $3,371,200,860
=================================================================================================================================
* Includes accumulated undistributed net investment income   $     307,718     $      307,718    $     243,783     $      243,783
_________________________________________________________________________________________________________________________________
=================================================================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

For the six months ended February 28, 2007 and the year ended August 31, 2006 (Unaudited)

Short-Term Investments Trust

                                                                       GOVERNMENT
                                                                 TAXADVANTAGE PORTFOLIO
                                                              ----------------------------
                                                              FEBRUARY 28,     AUGUST 31,
                                                                  2007            2006
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $ 7,428,613     $  8,125,913
------------------------------------------------------------------------------------------
  Net realized gain                                                   547              199
==========================================================================================
    Net increase in net assets resulting from operations        7,429,160        8,126,112
==========================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                          (3,542,858)      (3,881,519)
------------------------------------------------------------------------------------------
  Private Investment Class                                     (1,223,681)      (1,968,335)
------------------------------------------------------------------------------------------
  Personal Investment Class                                      (161,164)        (272,300)
------------------------------------------------------------------------------------------
  Cash Management Class                                        (1,129,759)      (1,317,568)
------------------------------------------------------------------------------------------
  Reserve Class                                                  (238,850)         (14,402)
------------------------------------------------------------------------------------------
  Resource Class                                               (1,131,962)        (671,100)
------------------------------------------------------------------------------------------
  Corporate Class                                                    (339)            (689)
==========================================================================================
    Decrease in net assets resulting from distributions        (7,428,613)      (8,125,913)
==========================================================================================
Share transactions-net:
  Institutional Class                                          79,383,499       (2,740,748)
------------------------------------------------------------------------------------------
  Private Investment Class                                    (37,434,759)      19,786,317
------------------------------------------------------------------------------------------
  Personal Investment Class                                       778,693          935,372
------------------------------------------------------------------------------------------
  Cash Management Class                                        59,161,062       (2,403,078)
------------------------------------------------------------------------------------------
  Reserve Class                                                14,689,678          437,737
------------------------------------------------------------------------------------------
  Resource Class                                               54,549,730       18,953,780
------------------------------------------------------------------------------------------
  Corporate Class                                                     342           13,277
==========================================================================================
    Net increase in net assets resulting from share
     transactions                                             171,128,245       34,982,657
==========================================================================================
    Net increase in net assets                                171,128,792       34,982,856
==========================================================================================

NET ASSETS:

  Beginning of period                                         234,271,860      199,289,004
==========================================================================================
  End of period*                                              $405,400,652    $234,271,860
==========================================================================================
* Includes accumulated undistributed net investment income    $     3,895     $      3,895
__________________________________________________________________________________________
==========================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

NOTES TO FINANCIAL STATEMENTS

February 28, 2007
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Short-Term Investments Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers five separate portfolios, (each constituting a "Fund"). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government and Agency Portfolio and Government TaxAdvantage Portfolio (collectively, the "Funds"). Each Fund currently offers multiple classes of shares. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Funds.

    The investment objectives of the Funds are: to provide as high a level of current income as is consistent with the preservation of capital and liquidity for Liquid Assets Portfolio; and to maximize current income consistent with the preservation of capital and the maintenance of liquidity for STIC Prime Portfolio, Treasury Portfolio, Government and Agency Portfolio and Government TaxAdvantage Portfolio.

    The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A. SECURITY VALUATIONS -- The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund's net asset value and, accordingly, they reduce each Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the advisor.

       The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Funds' taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

Short-Term Investments Trust

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. REPURCHASE AGREEMENTS -- The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund's pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to AIM at an annual rate based on each Fund's average daily net assets as follows, respectively:

Liquid Assets Portfolio                                       0.15%
-------------------------------------------------------------------
STIC Prime Portfolio                                          0.15%
-------------------------------------------------------------------
Treasury Portfolio                                            0.15%
-------------------------------------------------------------------
Government and Agency Portfolio                               0.10%
-------------------------------------------------------------------


    Government TaxAdvantage pays an advisory fee to AIM based on the annual rate of the Fund's average net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $250 million                                            0.20%
-------------------------------------------------------------------
Next $250 million                                             0.15%
-------------------------------------------------------------------
Over $500 million                                             0.10%
 __________________________________________________________________
===================================================================


    Through at least June 30, 2007, AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.12% for each Fund based on average daily net assets of such Fund, respectively. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items;
(v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Funds may receive from banks where the Funds or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Funds. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of the fiscal year.

    For the six months ended February 28, 2007, AIM waived and/or reimbursed the following advisory fees and expenses:

                                                        ADVISORY FEES     EXPENSES
                                                           WAIVED        REIMBURSED
-----------------------------------------------------------------------------------
Liquid Assets Portfolio                                  $6,092,604       $    --
-----------------------------------------------------------------------------------
STIC Prime Portfolio                                      2,629,561            --
-----------------------------------------------------------------------------------
Treasury Portfolio                                        1,850,484            --
-----------------------------------------------------------------------------------
Government and Agency Portfolio                             485,415            --
-----------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                           285,766        39,487
-----------------------------------------------------------------------------------

Short-Term Investments Trust


    The Trust has entered into a master administrative services agreement with AIM pursuant to which each Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 28, 2007, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

    The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which each Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 28, 2007, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of each Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

 PRIVATE      PERSONAL       CASH
INVESTMENT   INVESTMENT   MANAGEMENT   RESERVE   RESOURCE   CORPORATE
---------------------------------------------------------------------
  0.50%        0.75%        0.10%       1.00%     0.20%       0.03%
---------------------------------------------------------------------


    Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges that may be paid by any class of shares of each Fund.

    FMC has contractually agreed through at least June 30, 2007, to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate shown below of average daily assets.

                                                  PRIVATE       PERSONAL        CASH
                                                 INVESTMENT    INVESTMENT    MANAGEMENT    RESERVE    RESOURCE    CORPORATE
---------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                             0.30%         0.55%         0.08%       0.87%        N/A         N/A
---------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                                0.30%         0.55%         0.08%       0.87%       0.16%        N/A
---------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                                  0.30%         0.55%         0.08%       0.87%       0.16%        N/A
---------------------------------------------------------------------------------------------------------------------------
Government and Agency Portfolio                     0.30%         0.55%         0.08%       0.87%       0.16%        N/A
---------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                   0.25%         0.55%         0.08%       0.87%       0.16%        N/A
---------------------------------------------------------------------------------------------------------------------------


    Pursuant to the agreement above, for the six months ended February 28, 2007 FMC waived Plan fees of:

                                                  PRIVATE       PERSONAL        CASH
                                                 INVESTMENT    INVESTMENT    MANAGEMENT    RESERVE    RESOURCE    CORPORATE
---------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                          $1,121,381     $ 70,404      $293,694     $24,192        N/A        N/A
---------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                               634,665       320,759       160,602     38,627      80,995        N/A
---------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                                 893,884       327,556       154,171     84,882      70,355        N/A
---------------------------------------------------------------------------------------------------------------------------
Government and Agency Portfolio                    524,968        27,379        65,097     14,502      62,200        N/A
---------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                   62,999         7,079         4,499      7,316       9,158        N/A
---------------------------------------------------------------------------------------------------------------------------


    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or FMC.

Short-Term Investments Trust

NOTE 3--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by each Fund to pay remuneration to each Trustee and Officer of such Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Funds, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

    During the six months ended February 28, 2007, the Funds paid legal fees for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees as shown below. A member of that firm is a Trustee of the Trust.

                                                                LEGAL FEES
--------------------------------------------------------------------------
Liquid Assets Portfolio                                          $40,309
--------------------------------------------------------------------------
STIC Prime Portfolio                                              17,119
--------------------------------------------------------------------------
Treasury Portfolio                                                11,643
--------------------------------------------------------------------------
Government and Agency Portfolio                                    7,714
--------------------------------------------------------------------------
Government TaxAdvantage Portfolio                                  2,379
--------------------------------------------------------------------------

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Funds may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the fund's aggregate borrowings from all sources exceeds 10% of the fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Funds did not borrow or lend under the facility during the six months ended February 28, 2007.

    Additionally, the Funds are permitted to temporarily carry a negative or overdrawn balance in their accounts with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 5--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to each Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds' fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Funds' had capital loss carryforward as of August 31, 2006 which expire as follows:

                                                                  CAPITAL LOSS CARRYFORWARD*
                                                              ----------------------------------
                                                               2011        2013         TOTAL
------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                       $   --    $1,175,778    $1,175,778
------------------------------------------------------------------------------------------------
STIC Prime Portfolio                                           1,014         2,919         3,933
------------------------------------------------------------------------------------------------
Treasury Portfolio                                                --            --            --
------------------------------------------------------------------------------------------------
Government and Agency Portfolio                                   --        24,778        24,778
------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                                 --            --            --
------------------------------------------------------------------------------------------------

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

Short-Term Investments Trust

NOTE 6--SHARE INFORMATION

Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

LIQUID ASSETS PORTFOLIO

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                             SIX MONTHS ENDED                            YEAR ENDED
                                                           FEBRUARY 28, 2007(A)                        AUGUST 31, 2006
                                                   -------------------------------------    -------------------------------------
                                                        SHARES              AMOUNT               SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                               110,793,312,102    $ 110,793,312,102     235,557,317,240    $ 235,557,317,240
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                            9,721,662,777        9,721,662,777      12,809,831,465       12,809,831,465
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                             254,045,683          254,045,683       1,080,146,099        1,080,146,099
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                              15,400,078,103       15,400,078,103      50,246,286,171       50,246,286,171
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                         170,634,958          170,634,958         213,645,752          213,645,752
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                      4,026,911,305        4,026,911,305       8,216,417,009        8,216,417,009
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                     6,309,876,225        6,309,876,225      12,038,432,670       12,038,432,670
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                   209,900,654          209,900,654         308,390,126          308,390,126
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               15,994,462           15,994,462          23,640,815           23,640,815
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                               1,122,234            1,122,234           1,430,778            1,430,778
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  49,648,923           49,648,923          82,949,222           82,949,222
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                             543,174              543,174           2,069,873            2,069,873
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         25,844,936           25,844,936          37,352,491           37,352,491
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                         1,106,530            1,106,530          13,737,375           13,737,375
=================================================================================================================================
Reacquired:
  Institutional Class                              (111,869,926,062)    (111,869,926,062)   (233,089,186,855)    (233,089,186,855)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                           (9,487,670,105)      (9,487,670,105)    (12,661,626,016)     (12,661,626,016)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                            (260,074,227)        (260,074,227)     (1,063,334,037)      (1,063,334,037)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                             (15,322,404,592)     (15,322,404,592)    (51,024,738,174)     (51,024,738,174)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                        (157,549,615)        (157,549,615)       (326,538,012)        (326,538,012)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                     (3,994,723,654)      (3,994,723,654)     (8,067,509,123)      (8,067,509,123)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                    (5,938,074,008)      (5,938,074,008)    (12,461,996,786)     (12,461,996,786)
=================================================================================================================================
                                                        (49,740,197)   $     (49,740,197)      1,936,718,083    $   1,936,718,083
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in aggregate they own 22% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM, and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM, and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
()     In addition, 9% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by AIM.

Short-Term Investments Trust

STIC -- PRIME PORTFOLIO

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                SIX MONTHS ENDED                          YEAR ENDED
                                                              FEBRUARY 28, 2007(A)                      AUGUST 31, 2006
                                                       -----------------------------------    -----------------------------------
                                                           SHARES              AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                   11,747,853,275    $ 11,747,853,275     33,727,337,322    $ 33,727,337,322
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               3,508,504,742       3,508,504,742      6,975,212,707       6,975,212,707
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                              2,188,219,239       2,188,219,239      2,420,656,917       2,420,656,917
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  4,111,842,997       4,111,842,997      7,143,960,542       7,143,960,542
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            335,330,756         335,330,756        668,911,725         668,911,725
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           903,789,556         903,789,556      1,598,272,098       1,598,272,098
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                        2,958,843,808       2,958,843,808      4,332,035,717       4,332,035,717
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                       27,723,858          27,723,858         37,481,766          37,481,766
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                   8,303,019           8,303,019         12,775,508          12,775,508
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                  5,467,049           5,467,049          5,098,789           5,098,789
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                     27,412,156          27,412,156         26,506,712          26,506,712
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                              1,109,306           1,109,306          1,760,454           1,760,454
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                             5,854,289           5,854,289         10,200,599          10,200,599
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                            6,983,590           6,983,590          5,381,192           5,381,192
=================================================================================================================================
Reacquired:
  Institutional Class                                  (12,266,243,976)    (12,266,243,976)   (33,608,442,463)    (33,608,442,463)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                              (3,482,653,912)     (3,482,653,912)    (6,953,391,168)     (6,953,391,168)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                             (2,169,080,525)     (2,169,080,525)    (2,289,299,016)     (2,289,299,016)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                 (3,827,066,978)     (3,827,066,978)    (6,700,557,554)     (6,700,557,554)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           (341,340,553)       (341,340,553)      (681,474,775)       (681,474,775)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                          (765,783,016)       (765,783,016)    (1,555,016,696)     (1,555,016,696)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                       (3,217,506,706)     (3,217,506,706)    (3,865,697,104)     (3,865,697,104)
=================================================================================================================================
                                                          (232,438,026)   $   (232,438,026)     1,311,713,272    $  1,311,713,272
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There is one entity that is record owner of more than 5% of the outstanding shares of the Fund and it owns 15% of the outstanding shares of the Fund. FMC has an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are owned beneficially.
()     In addition, 11% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by AIM.

Short-Term Investments Trust

TREASURY PORTFOLIO


                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                 SIX MONTHS ENDED                         YEAR ENDED
                                                               FEBRUARY 28, 2007(a)                     AUGUST 31, 2006
                                                         ---------------------------------    -----------------------------------
                                                             SHARES            AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                     7,015,559,754    $ 7,015,559,754     11,164,736,779    $ 11,164,736,779
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                6,073,511,108      6,073,511,108     10,087,977,495      10,087,977,495
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                               1,502,385,496      1,502,385,496      2,669,456,601       2,669,456,601
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                   7,787,128,684      7,787,128,684     14,598,028,830      14,598,028,830
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                             498,921,356        498,921,356        776,453,630         776,453,630
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                            974,004,150        974,004,150      2,194,184,327       2,194,184,327
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                               886,996            886,996        509,532,924         509,532,924
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                        15,719,207         15,719,207         19,112,464          19,112,464
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                    3,920,278          3,920,278          5,301,938           5,301,938
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                   6,072,369          6,072,369          7,644,477           7,644,477
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                       6,519,118          6,519,118         11,165,171          11,165,171
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                               2,286,849          2,286,849          2,605,795           2,605,795
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                              5,451,353          5,451,353          7,481,440           7,481,440
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                                45,082             45,082            277,521             277,521
=================================================================================================================================
Reacquired:
  Institutional Class                                    (6,875,253,049)    (6,875,253,049)   (11,183,145,466)    (11,183,145,466)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               (6,152,596,175)    (6,152,596,175)   (10,350,150,179)    (10,350,150,179)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                              (1,487,866,781)    (1,487,866,781)    (2,618,202,139)     (2,618,202,139)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  (7,719,934,003)    (7,719,934,003)   (15,032,282,692)    (15,032,282,692)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            (545,549,035)      (545,549,035)      (722,557,942)       (722,557,942)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         (1,037,211,731)    (1,037,211,731)    (2,149,956,546)     (2,149,956,546)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                            (1,621,349)        (1,621,349)      (508,824,540)       (508,824,540)
=================================================================================================================================
                                                             72,379,677    $    72,379,677       (511,160,112)   $   (511,160,112)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are six entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 53% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Short-Term Investments Trust

GOVERNMENT & AGENCY PORTFOLIO

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                 SIX MONTHS ENDED                         YEAR ENDED
                                                               FEBRUARY 28, 2007(A)                     AUGUST 31, 2006
                                                         ---------------------------------    -----------------------------------
                                                             SHARES            AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                     7,828,926,876    $ 7,828,926,876     16,058,832,080    $ 16,058,832,080
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                1,736,478,483      1,736,478,483      3,687,385,407       3,687,385,407
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                 150,956,503        150,956,503        440,728,475         440,728,475
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                   2,823,881,969      2,823,881,969      4,510,878,505       4,510,878,505
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                              72,201,607         72,201,607        181,101,639         181,101,639
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                            916,016,223        916,016,223      1,873,275,386       1,873,275,386
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                           831,093,099        831,093,099        781,406,999         781,406,999
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                        24,482,146         24,482,146         27,325,587          27,325,587
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                    7,992,076          7,992,076         11,291,023          11,291,023
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                     160,642            160,642            144,526             144,526
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                      15,501,919         15,501,919         19,227,328          19,227,328
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                 364,299            364,299            396,053             396,053
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                              4,631,914          4,631,914          4,870,086           4,870,086
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                               533,119            533,119          1,950,622           1,950,622
=================================================================================================================================
Reacquired:
  Institutional Class                                    (8,170,228,264)    (8,170,228,264)   (15,273,458,248)    (15,273,458,248)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               (1,687,485,816)    (1,687,485,816)    (3,931,001,046)     (3,931,001,046)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                (168,594,212)      (168,594,212)      (439,299,192)       (439,299,192)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  (2,803,572,193)    (2,803,572,193)    (4,527,153,652)     (4,527,153,652)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                             (69,578,152)       (69,578,152)      (164,249,402)       (164,249,402)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           (895,654,579)      (895,654,579)    (1,815,048,788)     (1,815,048,788)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                          (845,959,338)      (845,959,338)      (816,646,278)       (816,646,278)
=================================================================================================================================
                                                           (227,851,679)   $  (227,851,679)       631,957,110    $    631,957,110
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are six entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 42% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Short-Term Investments Trust

GOVERNMENT TAXADVANTAGE PORTFOLIO

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                        YEAR ENDED
                                                                 FEBRUARY 28, 2007(A)                    AUGUST 31, 2006
                                                           ---------------------------------    ---------------------------------
                                                               SHARES            AMOUNT             SHARES            AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                       1,486,383,010    $ 1,486,383,010     1,709,809,863    $ 1,709,809,863
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                    147,694,154        147,694,154       310,455,808        310,455,808
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                    15,954,807         15,954,807        33,847,841         33,847,841
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                       123,872,168        123,872,168       202,464,002        202,464,002
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                33,859,847         33,859,847         4,641,062          4,641,062
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                               90,602,936         90,602,936        33,886,629         33,886,629
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                               13,619             13,619           274,396            274,396
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                           2,410,191          2,410,191         2,492,496          2,492,496
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                        371,716            371,716           634,380            634,380
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                         4,929              4,929             7,586              7,586
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                           926,487            926,487         1,290,496          1,290,496
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                     3,468              3,468             6,631              6,631
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                  658,900            658,900           354,912            354,912
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                                  342                342               590                590
=================================================================================================================================
Reacquired:
  Institutional Class                                      (1,409,409,702)    (1,409,409,702)   (1,715,043,107)    (1,715,043,107)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                   (185,500,629)      (185,500,629)     (291,303,871)      (291,303,871)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                   (15,181,043)       (15,181,043)      (32,920,055)       (32,920,055)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                       (65,637,593)       (65,637,593)     (206,157,576)      (206,157,576)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                               (19,173,637)       (19,173,637)       (4,209,956)        (4,209,956)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                              (36,712,106)       (36,712,106)      (15,287,761)       (15,287,761)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                              (13,619)           (13,619)         (261,709)          (261,709)
=================================================================================================================================
                                                              171,128,245    $   171,128,245        34,982,657    $    34,982,657
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are three entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 78% of the outstanding shares of the Fund. ADI has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
()     In addition, 9% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other funds that are also advised by AIM.
(b)  Corporate Class shares commenced sales on February 23, 2006.

NOTE 7--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on each Fund's financial statements and currently intends for the Funds to adopt FIN 48 provisions during the fiscal year ending August 31, 2008.

Short-Term Investments Trust


NOTE 8--FINANCIAL HIGHLIGHTS

LIQUID ASSETS PORTFOLIO

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                               PERSONAL INVESTMENT CLASS
                                                       --------------------------------------------------------------------------
                                                       SIX MONTHS ENDED                      YEAR ENDED AUGUST 31,
                                                         FEBRUARY 28,         ---------------------------------------------------
                                                             2007              2006       2005       2004       2003       2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $  1.00            $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                       0.02               0.04       0.02      0.005       0.01       0.02
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                              (0.00)              0.00       0.00     (0.000)      0.00       0.00
=================================================================================================================================
    Total from investment operations                          0.02               0.04       0.02      0.005       0.01       0.02
=================================================================================================================================
Less distributions:
  Dividends from net investment income                       (0.02)             (0.04)     (0.02)    (0.005)     (0.01)     (0.02)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                         --              (0.00)        --         --         --         --
=================================================================================================================================
    Total distributions                                      (0.02)             (0.04)     (0.02)    (0.005)     (0.01)     (0.02)
=================================================================================================================================
Net asset value, end of period                             $  1.00            $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                               2.35%              4.00%      1.94%      0.50%      0.77%      1.65%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                   $59,526            $64,434    $46,190    $48,166    $47,266    $30,277
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements              0.67%(b)           0.67%      0.67%      0.67%      0.66%      0.61%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements           0.93%(b)           0.93%      0.94%      0.93%      0.92%      0.94%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average net assets          4.69%(b)           3.95%      1.89%      0.49%      0.79%      1.62%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $70,987,836.

STIC PRIME PORTFOLIO

                                                                             PERSONAL INVESTMENT CLASS
                                                  -------------------------------------------------------------------------------
                                                  SIX MONTHS ENDED                        YEAR ENDED AUGUST 31,
                                                    FEBRUARY 28,         --------------------------------------------------------
                                                        2007               2006        2005        2004        2003        2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $   1.00           $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                   0.02               0.04        0.02       0.005        0.01        0.02
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                                --                 --          --      (0.000)         --       (0.00)
=================================================================================================================================
    Total from investment operations                      0.02               0.04        0.02       0.005        0.01        0.02
=================================================================================================================================
Less dividends from net investment income                (0.02)             (0.04)      (0.02)     (0.005)      (0.01)      (0.02)
=================================================================================================================================
Net asset value, end of period                        $   1.00           $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                           2.35%              4.02%       1.96%       0.47%       0.72%       1.50%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)              $323,811           $299,205    $162,749    $111,925    $133,719    $177,493
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements          0.67%(b)           0.67%       0.67%       0.67%       0.65%       0.60%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                        0.94%(b)           0.94%       0.94%       0.94%       0.93%       0.89%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average net
  assets                                                  4.70%(b)           3.98%       1.93%       0.46%       0.73%       1.55%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $323,417,578.

Short-Term Investments Trust

TREASURY PORTFOLIO

                                                                             PERSONAL INVESTMENT CLASS
                                                  -------------------------------------------------------------------------------
                                                  SIX MONTHS ENDED                        YEAR ENDED AUGUST 31,
                                                    FEBRUARY 28,         --------------------------------------------------------
                                                        2007               2006        2005        2004        2003        2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $   1.00           $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                   0.02               0.04        0.02       0.004        0.01        0.02
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                              0.00               0.00        0.00       0.000       (0.00)       0.00
=================================================================================================================================
    Total from investment operations                      0.02               0.04        0.02       0.004        0.01        0.02
=================================================================================================================================
Less distributions:
  Dividends from net investment income                   (0.02)             (0.04)      (0.02)     (0.004)      (0.01)      (0.02)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                     --                 --       (0.00)     (0.000)         --          --
=================================================================================================================================
    Total distributions                                  (0.02)             (0.04)      (0.02)     (0.004)      (0.01)      (0.02)
=================================================================================================================================
Net asset value, end of period                        $   1.00           $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                           2.29%              3.80%       1.81%       0.42%       0.73%       1.56%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)              $352,956           $332,351    $273,461    $304,225    $324,638    $356,606
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements          0.67%(b)           0.67%       0.67%       0.67%       0.65%       0.60%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                        0.94%(b)           0.95%       0.95%       0.94%       0.94%       0.90%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average net
  assets                                                  4.57%(b)           3.72%       1.78%       0.40%       0.73%       1.52%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $330,271,074.

GOVERNMENT & AGENCY PORTFOLIO

                                                                               PERSONAL INVESTMENT CLASS
                                                       --------------------------------------------------------------------------
                                                       SIX MONTHS ENDED                      YEAR ENDED AUGUST 31,
                                                         FEBRUARY 28,         ---------------------------------------------------
                                                             2007              2006       2005       2004       2003       2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $  1.00            $  1.00    $  1.00    $  1.00    $  1.00    $  1.00(a)
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                       0.02               0.04       0.02      0.005       0.01       0.02
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                               0.00              (0.00)      0.00     (0.000)      0.00       0.00
=================================================================================================================================
    Total from investment operations                          0.02               0.04       0.02      0.005       0.01       0.02
=================================================================================================================================
Less dividends from net investment income                    (0.02)             (0.04)     (0.02)    (0.005)     (0.01)     (0.02)
=================================================================================================================================
Net asset value, end of period                             $  1.00            $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                               2.32%              3.92%      1.88%      0.48%      0.74%      1.58%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                   $22,123            $39,599    $38,024    $29,147    $21,132    $23,793
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements              0.67%(c)           0.67%      0.67%      0.67%      0.67%      0.62%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements           0.90%(c)           0.91%      0.92%      0.90%      0.90%      0.90%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average net assets          4.64%(c)           3.90%      1.87%      0.48%      0.73%      1.51%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $27,606,178.

Short-Term Investments Trust

GOVERNMENT TAXADVANTAGE PORTFOLIO

                                                                                PERSONAL INVESTMENT CLASS
                                                          ----------------------------------------------------------------------
                                                          SIX MONTHS ENDED                    YEAR ENDED AUGUST 31,
                                                            FEBRUARY 28,         -----------------------------------------------
                                                                2007              2006      2005      2004       2003      2002
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  1.00            $ 1.00    $ 1.00    $  1.00    $ 1.00    $ 1.00
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.02              0.04      0.02      0.004      0.01      0.02
--------------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)         0.00              0.00      0.00      0.000      0.00      0.00
================================================================================================================================
    Total from investment operations                             0.02              0.04      0.02      0.004      0.01      0.02
================================================================================================================================
Less distributions:
  Dividends from net investment income                          (0.02)            (0.04)    (0.02)    (0.004)    (0.01)    (0.02)
--------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                            --                --        --     (0.000)    (0.00)    (0.00)
================================================================================================================================
    Total distributions                                         (0.02)            (0.04)    (0.02)    (0.004)    (0.01)    (0.02)
================================================================================================================================
Net asset value, end of period                                $  1.00            $ 1.00    $ 1.00    $  1.00    $ 1.00    $ 1.00
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return(a)                                                  2.28%             3.84%     1.83%      0.43%     0.69%     1.47%
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $ 7,321            $6,543    $5,607    $ 6,087    $6,415    $8,957
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 0.67%(b)          0.67%     0.67%      0.67%     0.68%     0.63%
--------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              1.09%(b)          1.12%     1.16%      1.08%     1.08%     1.00%
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of net investment income to average net assets             4.55%(b)          3.76%     1.85%      0.43%     0.66%     1.48%
________________________________________________________________________________________________________________________________
================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $7,138,193.

Short-Term Investments Trust


NOTE 9--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

PENDING LITIGATION AND REGULATORY INQUIRIES

    On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the AMVESCAP defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

Short-Term Investments Trust

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Karen Dunn Kelley                             11 Greenway Plaza
                                  President and Principal                       Suite 100
Frank S. Bayley                   Executive Officer                             Houston, TX 77046-1173
James T. Bunch                    Philip A. Taylor                              INVESTMENT ADVISOR
                                  Executive Vice President                      A I M Advisors, Inc.
Bruce L. Crockett                                                               11 Greenway Plaza
Chair                             Todd L. Spillane                              Suite 100
                                  Chief Compliance Officer                      Houston, TX 77046-1173
Albert R. Dowden
                                  Russell C. Burk                               TRANSFER AGENT
Jack M. Fields                    Senior Vice President and Senior Officer      AIM Investment Services, Inc.
                                                                                P.O. Box 4739
Martin L. Flanagan                John M. Zerr                                  Houston, TX 77210-4739
                                  Senior Vice President, Secretary and Chief
Carl Frischling                   Legal Officer                                 CUSTODIAN
                                                                                The Bank of New York
Robert H. Graham                  Sidney M. Dilgren                             2 Hanson Place
Vice Chair                        Vice President, Treasurer                     Brooklyn, NY 11217-1431
                                  and Principal Financial Officer
Prema Mathai-Davis                                                              COUNSEL TO THE FUND
                                  Lisa O. Brinkley                              Ballard Spahr
Lewis F. Pennock                  Vice President                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street, 51st Floor
Ruth H. Quigley                   Kevin M. Carome                               Philadelphia, PA 19103-7599
                                  Vice President
Larry Soll                                                                      COUNSEL TO THE INDEPENDENT TRUSTEES
                                  Patrick J.P. Farmer                           Kramer, Levin, Naftalis & Frankel LLP
Raymond Stickel, Jr.              Vice President                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714
Philip A. Taylor                  Stephen M. Johnson
                                  Vice President                                DISTRIBUTOR
                                                                                Fund Management Company
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. Shareholders can look up the Fund's Form N-Q filings on the SEC Web site, sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02729 and 002-58287.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2006, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. This information is also available on the SEC Web site, sec.gov.

AIMinvestments.com                 STIT-SAR-6            Fund Management Company

                             [AIM INVESTMENTS LOGO]
                            --registered trademark--

                                                        PRIVATE INVESTMENT CLASS

                                             SHORT-TERM INVESTMENTS TRUST (STIT)
                                                         Liquid Assets Portfolio
                                                            STIC Prime Portfolio
                                                              Treasury Portfolio
                                                   Government & Agency Portfolio
                                               Government TaxAdvantage Portfolio

                                                               FEBRUARY 28, 2007
                                                               SEMIANNUAL REPORT

 Unless otherwise stated, information presented in this report is as of February
   28, 2007, and is based on total net assets. Unless otherwise stated, all data presented in this report are from A I M Management Group Inc.

                                  [COVER IMAGE]

SEMI ANNUAL

INSIDE THIS REPORT
Letter to Shareholders......................      1
Fund Data...................................      2
Fund Objectives and Strategies .............      2
Fund Composition by Maturity................      3
Letter from Independent Chairman of Board of
Trustees....................................      4
Calculating Your Ongoing Fund Expenses......      5
Approval of Investment Advisory Agreement...      6
Schedule of Investments.....................    F-1
Financial Statements........................   F-23
Notes to Financial Statements...............   F-29
Financial Highlights........................   F-38
Trustees and Officers.......................   F-42

[AIM INVESTMENTS LOGO]
--registered trademark--

Short-Term Investments Trust

                                             Dear Shareholders:

                                             We are pleased to present this report on the performance of the Private Investment
                                             Class of the Short-Term Investments Trust, part of AIM Cash Management, for the six months ended February 28, 2007. Thank you for investing with us.
  [KELLEY
   PHOTO]                                       Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for enhanced yields, each Fund continued to provide competitive returns and maintain a relatively short maturity structure.

Karen Dunn Kelley                               Each Fund also continued to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and
                                             AAA from FitchRatings. Fund ratings are subject to change and are based on several factors including an analysis of the Fund's overall credit quality, market price exposure and management.

                                             Market conditions affecting money market funds

                                             Short term interest rates were little changed during the six-month reporting period ended February 28, 2007.(1) During the reporting period, the U.S. Federal Reserve Board
                                             (the Fed) kept its federal funds target rate unchanged at 5.25% at five consecutive meetings--following 17 consecutive increases from June 2004 to June 2006.(2) In its
                                             January 31, 2007, statement, the Fed said that some inflation risks persist and that future target interest rate actions would depend on incoming economic data.(2)

                                                The economy continued to expand, albeit modestly, during the reporting period. Gross domestic product, the broadest measure of economic activity, grew at an annualized rate of 2.0% in the third quarter of 2006 and 2.5% in the fourth quarter.(3) While softness in the residential real estate market and weakness in the manufacturing sector weighed on the economy, they failed to slow it down significantly.

                                                Economic uncertainty contributed to an inverted yield curve throughout the reporting period--meaning that short-term Treasuries generally yielded more than long-term
                                             Treasuries, a reversal of the norm.(1) An inverted yield curve traditionally is an indicator of a forthcoming recession. However, declining oil prices, a generally positive stock market and strong corporate earnings provided support for the economy.
                                             At the close of the reporting period, three-month Treasury securities yielded 5.13%
                                             while 30-year Treasury bonds yielded 4.67%.(1)

                                             In conclusion

                                             All of us at AIM Investments are committed to the goals of safety, liquidity and yield in money market fund management. We are also dedicated to excellence in customer service. Should you have questions about this report or your account, please contact one of our Cash Management representatives at 800-659-1005.

                                             Sincerely,

                                             /s/ KAREN DUNN KELLEY


                                             Karen Dunn Kelley
                                             President, Fund Management Company

                                             April 16, 2007

                                             Sources:

                                             (1) Lehman Brothers Inc.;

                                             (2) U.S. Federal Reserve Board;

                                             (3) Bureau of Economic Analysis

                                             THE VIEWS AND OPINIONS EXPRESSED IN THIS LETTER ARE THOSE OF A I M ADVISORS, INC. THESE
                                             VIEWS AND OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON FACTORS SUCH AS MARKET
                                             AND ECONOMIC CONDITIONS. THESE VIEWS AND OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT
                                             ADVICE OR RECOMMENDATIONS, OR AS AN OFFER FOR A PARTICULAR SECURITY. STATEMENTS OF FACT
                                             ARE FROM SOURCES CONSIDERED RELIABLE, BUT A I M ADVISORS, INC. MAKES NO REPRESENTATION
                                             OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO
                                             GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT
                                             MANAGEMENT PHILOSOPHY.

Short-Term Investments Trust

FUND DATA

PRIVATE INVESTMENT CLASS DATA AS OF 2/28/07

====================================================================================================================================

FUND                                                YIELDS                      WEIGHTED AVERAGE MATURITY     TOTAL NET ASSETS

                                                7-Day SEC Yield                 Range During      At Close
                                 7-Day      Less Fee Waivers and/or   Monthly    Reporting     of Reporting
                               SEC Yield*   Expense Reimbursements    Yield*      Period          Period
Liquid Assets                     4.95%              4.69%             4.94%     30-44 days       38 days       $1.23 billion
STIC Prime                        4.95               4.68              4.94      12-18 days       14 days      625.45 million
Treasury                          4.83               4.55              4.82      12-37 days       19 days      897.22 million
Government & Agency               4.89               4.65              4.89      21-41 days       28 days      575.51 million
Government TaxAdvantage           4.89               4.39              4.86      14-43 days       26 days       51.62 million

Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher.
Please visit AIMinvestments.com for the most recent month-end performance. Investment returns will vary. Monthly returns represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses.

* Had certain fees not been waived and/or certain expenses reimbursed currently or in the past, performance would have been lower.

====================================================================================================================================

====================================================================================================================================

FUND OBJECTIVES AND STRATEGIES

LIQUID ASSETS PORTFOLIO                                             GOVERNMENT & AGENCY PORTFOLIO

Liquid Assets Portfolio seeks to provide as high a level of         Government & Agency Portfolio seeks to maximize current income
current income as is consistent with the preservation of capital    consistent with the preservation of capital and the maintenance
and liquidity.                                                      of liquidity.

   The Fund invests primarily in short-term money market               The Fund invests in direct obligations of the U.S. Treasury
instruments that blend top-tier, high quality U.S.                  and other securities issued or guaranteed as to payment of
dollar-denominated obligations, which include commercial paper,     principal and interest by the U.S. government or by its agencies
certificates of deposit, master and promissory notes, municipal     or instrumentalities, as well as repurchase agreements secured
securities and repurchase agreements.                               by such obligations. Securities purchased by the portfolio have maturities of 397 days or less.
STIC PRIME PORTFOLIO
                                                                    GOVERNMENT TAXADVANTAGE PORTFOLIO
STIC Prime Portfolio seeks to maximize current income consistent
with the preservation of capital and the maintenance of             Government TaxAdvantage Portfolio seeks to maximize current
liquidity.                                                          income consistent with the preservation of capital and the maintenance of liquidity.
   The Fund invests in high quality U.S. dollar-denominated
commercial paper and other commercial instruments with maturities      The Fund may invest in direct obligations of the U.S.
of 60 days or less, including certificates of deposit, repurchase   Treasury and in U.S. government agency securities with
agreements and master notes.                                        maturities of 397 days or less. This is intended to provide shareholders with dividends exempt from state and local income
TREASURY PORTFOLIO                                                  taxes in some jurisdictions. Investors residing in states with state income tax may find it more profitable to invest in this
Treasury Portfolio seeks to maximize current income consistent      Fund than in a fund not designed to comply with state tax
with the preservation of capital and the maintenance of             considerations. This does not constitute tax advice. Please
liquidity.                                                          consult your tax advisor for your particular situation.

   The Fund invests in direct obligations of the U.S. Treasury and repurchase agreements backed by Treasury obligations.
Securities purchased by the Fund have maturities of 397 days or less.
====================================================================================================================================

Short-Term Investments Trust

=======================================================================================   ===================================
FUND COMPOSITION BY MATURITY

IN DAYS, AS OF 2/28/07                                                                    FUND COMPOSITION BY MATURITY
                                                                                          IN DAYS, AS OF 2/28/07
                     LIQUID                            GOVERNMENT          GOVERNMENT     STIC PRIME PORTFOLIO
                     ASSETS         TREASURY            & AGENCY          TAXADVANTAGE    1-7                   49.2%
                   PORTFOLIO*       PORTFOLIO          PORTFOLIO**         PORTFOLIO**
1-7                   52.9%           78.7%               79.1%               72.2%       8-14                  12.8

8-30                  16.4             0.0                 7.4                 7.4        15-21                 11.7

31-90                 17.5            10.2                 3.0                12.7        22-28                 12.3

91-180                 9.3            11.1                 2.5                 2.5        29-35                  4.9

181+                   3.9             0.0                 8.0                 5.2        36-42                  2.5

                                                                                          43-60                  6.6

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment
Company Act of 1940.

*    The Fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities. The Fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. The risks of investing in foreign securities and securities which carry foreign credit exposure include decreased publicly available information about issuers, inconsistent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities may also be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions.

**   Treasury securities are guaranteed as to timely payment of principal and interest if held to maturity. Many securities purchased by the Fund are not guaranteed by the U.S. government.

====================================================================================================================================

====================================================================================================================================
AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.
ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN
THE FUND.
====================================================================================================================================

====================================================================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION,
INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
====================================================================================================================================

Short-Term Investments Trust

                                             Dear Fellow AIM Fund Shareholders:

                                             Your AIM Funds Board started 2007 committed to continue working with management at
                                             A I M Advisors, Inc. (AIM) with the goal of improving performance and lowering shareholder expenses for the AIM Funds.
  [CROCKETT
    PHOTO]                                      The progress made to date is encouraging. Following the general trends of global equity markets and the U.S. stock market, the asset-weighted absolute performance for all the money market, equity and fixed-income AIM Funds improved for the one-year
Bruce L. Crockett                            period ended December 31, 2006, as compared to the one-year period ended December 31,
                                             2005, and the one-year period ended December 31, 2004.(1)*

                                                In November, your Board approved, subject to shareholder vote, four more AIM Fund consolidations. As always, these decisions were made to benefit existing shareholders and were driven by a desire to improve the merged funds' performance, attract new assets and reduce costs. The asset class subcommittees of your Board's Investments
                                             Committee are meeting frequently with portfolio managers to identify how performance might be further improved.

                                                On the expense side, both AMVESCAP, the parent company of AIM, and AIM continue to take advantage of opportunities for operational consolidation, outsourcing and new technologies to improve cost efficiencies for your benefit. Your Board, for example, takes advantage of effective software solutions that enable us to save money through electronic information sharing. Additional cost-saving steps are under way. I'll report more on these steps once they're completed.

                                                Another major Board initiative for early 2007 is the revision of the AIM Funds'
                                             proxy voting guidelines, a project begun by a special Board task force late last year.
                                             We expect to have new procedures in place for the 2007 spring proxy season that will improve the ability of the AIM Funds to cast votes that are in the best interests of all fund shareholders.

                                                While your Board recognizes that additional work lies ahead, we are gratified that some key external sources have recognized changes at AIM and the AIM Funds in the past two years. An article in the November 21, 2006, issue of Morningstar Report
                                             (Morningstar, Inc. is a leading provider of independent mutual fund investment research) included a review of AIM's progress, highlighting lower expenses, stronger investment teams and an improved sales culture, as well as areas for continued
                                             improvement. I'm looking forward to a return visit to Morningstar this year to review
                                             AIM Funds' performance and governance ratings.

                                                Your Board thanks Mark Williamson, former President and CEO of AIM Investments, who retired from your Board in 2006. He has been succeeded on your Board by Phil Taylor,
                                             President of AIM Funds. We extend a warm welcome to Phil.

                                                I'd like to hear from you. Please write to me at AIM Investments, AIM Investments
                                             Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046. Let me know your thoughts on how your Board is doing and how we might serve you better.

                                             Sincerely,


                                             /S/ BRUCE L. CROCKETT
                                             -------------------------
                                             Bruce L. Crockett
                                             Independent Chair
                                             AIM Funds Board

                                             April 16, 2007

                                             Sources: *A I M Management Group Inc. and Lipper Inc.

                                             (1)  Past performance is no guarantee of future results. Please visit
                                             AIMinvestments.com for the most recent month-end performance for all AIM funds.

Short-Term Investments Trust

                     Calculating your ongoing Fund expenses


Example                                      together with the amount you invested, to       The hypothetical account values and
                                             estimate the expenses that you paid over     expenses may not be used to estimate the
As a shareholder in the Private              the period. Simply divide your account       actual ending account balance or expenses
Investment Class, you incur ongoing          value by $1,000 (for example, an $8,600      you paid for the period. You may use this
costs, including management fees,            account value divided by $1,000 = 8.6),      information to compare the ongoing costs
distribution and/or service (12b-1) fees     then multiply the result by the number       of investing in the Fund and other funds.
and other Fund expenses. This example is     in the table under the heading entitled      To do so, compare this 5% hypothetical
intended to help you understand your         "Actual Expenses Paid During Period" to      example with the 5% hypothetical examples
ongoing costs (in dollars) of investing      estimate the expenses you paid on your       that appear in the shareholder reports of
in the Funds and compare these costs with    account during this period.                  the other funds.
ongoing costs of investing in other
mutual funds. The example is based on an     HYPOTHETICAL EXAMPLE FOR COMPARISON             Please note that the expenses shown in
investment of $1,000 invested at the         PURPOSES                                     the table are meant to highlight your
beginning of the period and held for the                                                  ongoing costs only. Therefore, the
entire period September 1, 2006, through     The table below also provides information    hypothetical information is useful in
February 28, 2007.                           about hypothetical account values and        comparing ongoing costs only, and will
                                             hypothetical expenses based on the Fund's    not help you determine the relative
ACTUAL EXPENSES                              actual expense ratio and an assumed rate     total costs of owning different funds.
                                             of return of 5% per year before expenses,
The table below provides information         which is not the Fund's actual return.
about actual account values and actual
expenses. You may use the information in
this table,

====================================================================================================================================
                                                     ACTUAL                          HYPOTHETICAL
                                                                          (5% annual return before expenses)

                        BEGINNING           ENDING            EXPENSES          ENDING            EXPENSES       ANNUALIZED
                      ACCOUNT VALUE      ACCOUNT VALUE      PAID DURING      ACCOUNT VALUE      PAID DURING        EXPENSE
FUND                     (9/1/06)        (2/28/07)(1)        PERIOD(2)         (2/28/07)          PERIOD(2)         RATIO
Liquid Assets           $1,000.00          $1,024.80           $2.11           $1,022.71           $2.11            0.42%
STIC Prime               1,000.00           1,024.80            2.11            1,022.71            2.11            0.42
Treasury                 1,000.00           1,024.20            2.11            1,022.71            2.11            0.42
Government
& Agency                 1,000.00           1,024.50            2.11            1,022.71            2.11            0.42
Government
TaxAdvantage             1,000.00           1,024.30            1.86            1,022.96            1.86            0.37

(1) The actual ending account value is based on the actual total return of the Fund for the period September 1, 2006, through
February 28, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.
====================================================================================================================================

Short-Term Investments Trust

Approval of Investment Advisory Agreement

The Board of Trustees (the "Board") of       Agreement was appropriate and that AIM       Fund's portfolio management team at this
Short-Term Investments Trust (the "Trust")   currently is providing services in           time. Although the independent written
oversees the management of each series       accordance with the terms of the Advisory    evaluation of the Fund's Senior Officer
portfolio of the Trust (each, a "Fund")      Agreement.                                   (discussed below) only considered Fund
and, as required by law, determines                                                       performance through the most recent
annually whether to approve the              o The quality of services to be provided     calendar year, the Board also reviewed
continuance of each Fund's advisory          by AIM. The Board reviewed the credentials   more recent Fund performance, which did
agreement with A I M Advisors, Inc.          and experience of the officers and           not change their conclusions.
("AIM"). Based upon the recommendation of    employees of AIM who will provide
the Investments Committee of the Board, at   investment advisory services to the Fund.    o The performance of the Fund relative to
a meeting on June 27, 2006, the Board,       In reviewing the qualifications of AIM to    indices. The Board reviewed the
including all of the independent trustees,   provide investment advisory services, the    performance of the Fund during the past
approved the continuance of the advisory     Board considered such issues as AIM's        one, three and five calendar years against
agreement (the "Advisory Agreement")         portfolio and product review process,        the performance of the Lipper
between each Fund and AIM for another        AIM's legal and compliance function,         Institutional US Government Money Market
year, effective July 1, 2006.                AIM's use of technology, AIM's portfolio     Index. The Board noted that the Fund's
                                             administration function and the quality of   performance was comparable to the
   The Board considered the factors          AIM's investment research. Based on the      performance of such Index for the one and
discussed below in evaluating the fairness   review of these and other factors, the       five year periods and above such Index for
and reasonableness of each Fund's Advisory   Board concluded that the quality of          the three year period. Based on this
Agreement at the meeting on June 27, 2006    services to be provided by AIM was           review and after taking account of all of
and as part of the Board's ongoing           appropriate and that AIM currently is        the other factors that the Board
oversight of each Fund. In their             providing satisfactory services in           considered in determining whether to
deliberations, the Board and the             accordance with the terms of the Advisory    continue the Advisory Agreement for the
independent trustees did not identify any    Agreement.                                   Fund, the Board concluded that no changes
particular factor that was controlling,                                                   should be made to the Fund and that it was
and each trustee attributed different        o Meetings with the Fund's portfolio         not necessary to change the Fund's
weights to the various factors.              managers and investment personnel. With      portfolio management team at this time.
                                             respect to the Fund, the Board is meeting    Although the independent written
   One responsibility of the independent     periodically with such Fund's portfolio      evaluation of the Fund's Senior Officer
Senior Officer of the Funds is to manage     managers and/or other investment personnel   (discussed below) only considered Fund
the process by which the Funds' proposed     and believes that such individuals are       performance through the most recent
management fees are negotiated to ensure     competent and able to continue to carry      calendar year, the Board also reviewed
that they are negotiated in a manner which   out their responsibilities under the         more recent Fund performance, which did
is at arms' length and reasonable. To that   Advisory Agreement.                          not change their conclusions.
end, the Senior Officer must either
supervise a competitive bidding process or   o Overall performance of AIM. The Board      o Fees relative to those of clients of AIM
prepare an independent written               considered the overall performance of AIM    with comparable investment strategies.
evaluation. The Senior Officer has           in providing investment advisory and         The Board reviewed the effective advisory
recommended an independent written           portfolio administrative services to the     fee rate (before waivers) for the Fund
evaluation in lieu of a competitive          Fund and concluded that such performance     under the Advisory Agreement. The Board
bidding process and, upon the direction of   was satisfactory.                            noted that this rate was below the
the Board, has prepared such an                                                           effective advisory fee rates (before
independent written evaluation. Such         o Independent written evaluation and         waivers) for two mutual funds advised by
written evaluation also considered           recommendations of the Fund's Senior         AIM with investment strategies comparable
certain of the factors discussed below.      Officer. The Board noted that, upon their    to those of the Fund (one of which has an
                                             direction, the Senior Officer of the Fund,   "all-in" fee structure whereby AIM pays
   The discussion below serves as a          who is independent of AIM and AIM's          all of the fund's ordinary operating
summary of the Senior Officer's              affiliates, had prepared an independent      expenses). The Board noted that AIM has
independent written evaluation, as well as   written evaluation in order to assist the    agreed to waive fees and/or limit expenses
a discussion of the material factors and     Board in determining the reasonableness      of the Fund, as discussed below. Based on
the conclusions with respect thereto that    of the proposed management fees of the AIM   this review, the Board concluded that the
formed the basis for the Board's approval    Funds, including the Fund. The Board noted   advisory fee rate for the Fund under the
of each Fund's Advisory Agreement. After     that the Senior Officer's written            Advisory Agreement was fair and
consideration of all of the factors below    evaluation had been relied upon by the       reasonable.
and based on its informed business           Board in this regard in lieu of a
judgment, the Board determined that each     competitive bidding process. In              o Fees relative to those of comparable
Fund's Advisory Agreement is in the best     determining whether to continue the          funds with other advisors. The Board
interests of the Fund and its shareholders   Advisory Agreement for the Fund, the Board   reviewed the advisory fee rate for the
and that the compensation to AIM under       considered the Senior Officer's written      Fund under the Advisory Agreement. The
each Fund's Advisory Agreement is fair and   evaluation.                                  Board compared effective contractual
reasonable and would have been obtained                                                   advisory fee rates at a common asset level
through arm's length negotiations.           FUND-SPECIFIC FACTORS WITH SEPARATE          at the end of the past calendar year and
                                             CONCLUSIONS                                  noted that the Fund's rate was below the
   Unless otherwise stated, information                                                   median rate of the funds advised by other
presented below is as of June 27, 2006 and   The Board considered the following           advisors with investment strategies
does not reflect any changes that may have   fund-specific factors separately for each    comparable to those of the Fund that the
occurred since June 27, 2006, including      Fund, and reached separate conclusions for   Board reviewed. The Board noted that AIM
but not limited to changes to each Fund's    each Fund, which conclusions are set forth   has agreed to waive fees and/or limit
performance, advisory fees, expense          below.                                       expenses of the Fund, as discussed below.
limitations and/or fee waivers.                                                           Based on this review, the Board concluded
                                             GOVERNMENT & AGENCY PORTFOLIO                that the advisory fee rate for the Fund
FUND-SPECIFIC FACTORS WITH THE SAME                                                       under the Advisory Agreement was fair and
CONCLUSIONS                                  o The performance of the Fund relative to    reasonable.
                                             comparable funds. The Board reviewed the
The Board considered the following           performance of the Fund during the past      o Expense limitations and fee waivers. The
fund-specific factors separately for each    one, three and five calendar years against   Board noted that AIM has contractually
Fund, and reached the same conclusions for   the performance of funds advised by other    agreed to waive fees and/or limit expenses
each Fund, which conclusions are set forth   advisors with investment strategies          of the Fund in an amount necessary to
below.                                       comparable to those of the Fund. The Board   limit total annual operating expenses to a
                                             noted that the Fund's performance in such    specified percentage of average daily net
o The nature and extent of the advisory      periods was above the median performance     assets for each class of the Fund. The
services to be provided by AIM. The Board    of such comparable funds. Based on this      Board considered the contractual nature
reviewed the services to be provided by      review and after taking account of all of    of this fee waiver/expense limitation and
AIM under the Advisory Agreement. Based on   the other factors that the Board             noted that it remains in effect until June
such review, the Board concluded that the    considered in determining whether to         30, 2007.
range of services to be provided by AIM      continue the Advisory Agreement for the
under the Advisory                           Fund, the Board concluded that no changes
                                             should be made to the Fund and that it was
                                             not necessary to change the

                                                                                                                         (continued)

Short-Term Investments Trust

The Board considered the effect this fee     o Fees relative to those of clients of AIM   cash and cash collateral from securities
waiver/expense limitation would have on      with comparable investment strategies.       lending arrangements, if any
the Fund's estimated expenses and            The Board reviewed the effective advisory    (collectively, "cash balances") of the
concluded that the levels of fee             fee rate (before waivers) for the Fund       Fund may be invested in money market funds
waivers/expense limitations for the Fund     under the Advisory Agreement. The Board      advised by AIM pursuant to the terms of an
were fair and reasonable.                    noted that this rate was below the           SEC exemptive order. The Board found that
                                             effective advisory fee rate (before          the Fund may realize certain benefits upon
o Breakpoints and economies of scale. The    waivers) for a mutual fund advised by AIM    investing cash balances in AIM advised
Board reviewed the structure of the Fund's   with investment strategies comparable to     money market funds, including a higher net
advisory fee under the Advisory Agreement,   those of the Fund (which has an "all-in"     return, increased liquidity, increased
noting that it does not include any          fee structure whereby AIM pays all of the    diversification or decreased transaction
breakpoints. The Board considered whether    fund's ordinary operating expenses) and      costs. The Board also found that the Fund
it would be appropriate to add advisory      above the effective advisory fee rate        will not receive reduced services if it
fee breakpoints for the Fund or whether,     (before waivers) for a second mutual fund    invests its cash balances in such money
due to the nature of the Fund and the        advised by AIM with investment strategies    market funds. The Board noted that, to
advisory fee structures of comparable        comparable to those of the Fund. The Board   the extent the Fund invests uninvested
funds, it was reasonable to structure the    noted that AIM has agreed to waive fees      cash in affiliated money market funds,
advisory fee without breakpoints. Based on   and/or limit expenses of the Fund, as        AIM has voluntarily agreed to waive a
this review, the Board concluded that it     discussed below. Based on this review, the   portion of the advisory fees it receives
was not necessary to add advisory fee        Board concluded that the advisory fee rate   from the Fund attributable to such
breakpoints to the Fund's advisory fee       for the Fund under the Advisory Agreement    investment. The Board further determined
schedule. The Board reviewed the level of    was fair and reasonable.                     that the proposed securities lending
the Fund's advisory fees, and noted that                                                  program and related procedures with
such fees, as a percentage of the Fund's     o Fees relative to those of comparable       respect to the lending Fund is in the
net assets, would remain constant under      funds with other advisors. The Board         best interests of the lending Fund and its
the Advisory Agreement because the           reviewed the advisory fee rate for the       respective shareholders. The Board
Advisory Agreement does not include any      Fund under the Advisory Agreement. The       therefore concluded that the investment of
breakpoints. The Board concluded that the    Board compared effective contractual         cash collateral received in connection
Fund's fee levels under the Advisory         advisory fee rates at a common asset level   with the securities lending program in
Agreement therefore would not reflect        at the end of the past calendar year and     the money market funds according to the
economies of scale.                          noted that the Fund's rate was below the     procedures is in the best interests of the
                                             median rate of the funds advised by other    lending Fund and its respective
o Investments in affiliated money market     advisors with investment strategies          shareholders.
funds. Not applicable because the Fund       comparable to those of the Fund that the
does not invest in affiliated money market   Board reviewed. The Board noted that AIM     Liquid Assets Portfolio
funds.                                       has agreed to waive fees and/or limit
                                             expenses of the Fund, as discussed below.    o The performance of the Fund relative to
Government TaxAdvantage Portfolio            Based on this review, the Board concluded    comparable funds. The Board reviewed the
                                             that the advisory fee rate for the Fund      performance of the Fund during the past
o The performance of the Fund relative to    under the Advisory Agreement was fair and    one, three and five calendar years against
comparable funds. The Board reviewed the     reasonable.                                  the performance of funds advised by other
performance of the Fund during the past                                                   advisors with investment strategies
one, three and five calendar years against   o Expense limitations and fee waivers. The   comparable to those of the Fund. The Board
the performance of funds advised by other    Board noted that AIM has contractually       noted that the Fund's performance in such
advisors with investment strategies          agreed to waive fees and/or limit expenses   periods was above the median performance
comparable to those of the Fund. The Board   of the Fund in an amount necessary to        of such comparable funds. Based on this
noted that the Fund's performance in such    limit total annual operating expenses to a   review and after taking account of all of
periods was above the median performance     specified percentage of average daily net    the other factors that the Board
of such comparable funds. Based on this      assets for each class of the Fund. The       considered in determining whether to
review and after taking account of all of    Board considered the contractual nature      continue the Advisory Agreement for the
the other factors that the Board             of this fee waiver/expense limitation and    Fund, the Board concluded that no changes
considered in determining whether to         noted that it remains in effect until June   should be made to the Fund and that it was
continue the Advisory Agreement for the      30, 2007. The Board considered the effect    not necessary to change the Fund's
Fund, the Board concluded that no changes    this fee waiver/expense limitation would     portfolio management team at this time.
should be made to the Fund and that it was   have on the Fund's estimated expenses and    Although the independent written
not necessary to change the Fund's           concluded that the levels of fee             evaluation of the Fund's Senior Officer
portfolio management team at this time.      waivers/expense limitations for the Fund     (discussed below) only considered Fund
Although the independent written             were fair and reasonable.                    performance through the most recent
evaluation of the Fund's Senior Officer                                                   calendar year, the Board also reviewed
(discussed below) only considered Fund       o Breakpoints and economies of scale. The    more recent Fund performance, which did
performance through the most recent          Board reviewed the structure of the Fund's   not change their conclusions.
calendar year, the Board also reviewed       advisory fee under the Advisory Agreement,
more recent Fund performance, which did      noting that it includes two breakpoints.     o The performance of the Fund relative to
not change their conclusions.                The Board reviewed the level of the Fund's   indices. The Board reviewed the
                                             advisory fees, and noted that such fees,     performance of the Fund during the past
o The performance of the Fund relative to    as a percentage of the Fund's net assets,    one, three and five calendar years against
indices. The Board reviewed the              have decreased as net assets increased       the performance of the Lipper
performance of the Fund during the past      because the Advisory Agreement includes      Institutional Money Market Index. The
one, three and five calendar years against   breakpoints. The Board noted that, due to    Board noted that the Fund's performance
the performance of the Lipper                the Fund's asset levels at the end of the    in such periods was comparable to the
Institutional US Government Money Market     past calendar year and the way in which      performance of such Index. Based on this
Index. The Board noted that the Fund's       the advisory fee breakpoints have been       review and after taking account of all of
performance in such periods was comparable   structured, the Fund has yet to fully        the other factors that the Board
to the performance of such Index. Based on   benefit from the breakpoints. The Board      considered in determining whether to
this review and after taking account of      concluded that the Fund's fee levels under   continue the Advisory Agreement for the
all of the other factors that the Board      the Advisory Agreement therefore reflect     Fund, the Board concluded that no changes
considered in determining whether to         economies of scale and that it was not       should be made to the Fund and that it was
continue the Advisory Agreement for the      necessary to change the advisory fee         not necessary to change the Fund's
Fund, the Board concluded that no changes    breakpoints in the Fund's advisory fee       portfolio management team at this time.
should be made to the Fund and that it was   schedule.                                    Although the independent written
not necessary to change the Fund's                                                        evaluation of the Fund's Senior Officer
portfolio management team at this time.      o Investments in affiliated money market     (discussed below) only considered Fund
Although the independent written             funds. The Board also took into account
evaluation of the Fund's Senior Officer      the fact that uninvested
(discussed below) only considered Fund
performance through the most recent
calendar year, the Board also reviewed
more recent Fund performance, which did
not change their conclusions.

                                                                                                                         (continued)

Short-Term Investments Trust

performance through the most recent          o Investments in affiliated money market     other advisors with investment strategies
calendar year, the Board also reviewed       funds. Not applicable because the Fund       comparable to those of the Fund that the
more recent Fund performance, which did      does not invest in affiliated money market   Board reviewed. The Board noted that AIM
not change their conclusions.                funds.                                       has agreed to waive fees and/or limit
                                                                                          expenses of the Fund, as discussed below.
o Fees relative to those of clients of AIM   STIC PRIME PORTFOLIO                         Based on this review, the Board concluded
with comparable investment strategies. The                                                that the advisory fee rate for the Fund
Board reviewed the effective advisory fee    o The performance of the Fund relative to    under the Advisory Agreement was fair and
rate (before waivers) for the Fund under     comparable funds. The Board reviewed the     reasonable.
the Advisory Agreement. The Board noted      performance of the Fund during the past
that this rate was (i) the same as the       one, three and five calendar years against   o Expense limitations and fee waives. The
effective advisory fee rate (before          the performance of funds advised by other    Board noted that AIM has contractually
waivers) for a mutual fund advised by AIM    advisors with investment strategies          agreed to waive fees and/or limit expenses
with investment strategies comparable to     comparable to those of the Fund. The Board   of the Fund in an amount necessary to
those of the Fund; and (ii) above the        noted that the Fund's performance in such    limit total annual operating expenses to a
effective fee rates (before waivers) for     periods was above the median performance     specified percentage of average daily net
three collective trust funds sub-advised     of such comparable funds. Based on this      assets for each class of the Fund. The
by an AIM affiliate with investment          review and after taking account of all of    Board considered the contractual nature
strategies comparable to those of the        the other factors that the Board             of this fee waiver/expense limitation and
Fund. The Board noted that AIM has agreed    considered in determining whether to         noted that it remains in effect until June
to waive fees and/or limit expenses of the   continue the Advisory Agreement for the      30, 2007. The Board considered the effect
Fund, as discussed below. Based on this      Fund, the Board concluded that no changes    this fee waiver/expense limitation would
review, the Board concluded that the         should be made to the Fund and that it was   have on the Fund's estimated expenses and
advisory fee rate for the Fund under the     not necessary to change the Fund's           concluded that the levels of fee
Advisory Agreement was fair and              portfolio management team at this time.      waivers/expense limitations for the Fund
reasonable.                                  Although the independent written             were fair and reasonable.
                                             evaluation of the Fund's Senior Officer
o Fees relative to those of comparable       (discussed below) only considered Fund       o Breakpoints and economies of scale. The
funds with other advisors. The Board         performance through the most recent          Board reviewed the structure of the Fund's
reviewed the advisory fee rate for the       calendar year, the Board also reviewed       advisory fee under the Advisory Agreement,
Fund under the Advisory Agreement. The       more recent Fund performance, which did      noting that it does not include any
Board compared effective contractual         not change their conclusions.                breakpoints. The Board considered whether
advisory fee rates at a common asset level                                                it would be appropriate to add advisory
at the end of the past calendar year and     o The performance of the Fund relative to    fee breakpoints for the Fund or whether,
noted that the Fund's rate was below the     indices. The Board reviewed the              due to the nature of the Fund and the
median rate of the funds advised by other    performance of the Fund during the past      advisory fee structures of comparable
advisors with investment strategies          one, three and five calendar years against   funds, it was reasonable to structure the
comparable to those of the Fund that the     the performance of the Lipper                advisory fee without breakpoints. Based on
Board reviewed. The Board noted that AIM     Institutional Money Market Fund Index. The   this review, the Board concluded that it
has agreed to waive fees and/or limit        Board noted that the Fund's performance in   was not necessary to add advisory fee
expenses of the Fund, as discussed below.    such periods was comparable to the           breakpoints to the Fund's advisory fee
Based on this review, the Board concluded    performance of such Index. Based on this     schedule. The Board reviewed the level of
that the advisory fee rate for the Fund      review and after taking account of all of    the Fund's advisory fees, and noted that
under the Advisory Agreement was fair and    the other factors that the Board             such fees, as a percentage of the Fund's
reasonable.                                  considered in determining whether to         net assets, would remain constant under
                                             continue the Advisory Agreement for the      the Advisory Agreement because the
o Expense limitations and fee waives. The    Fund, the Board concluded that no changes    Advisory Agreement does not include any
Board noted that AIM has contractually       should be made to the Fund and that it was   breakpoints. The Board concluded that the
agreed to waive fees and/or limit expenses   not necessary to change the Fund's           Fund's fee levels under the Advisory
of the Fund in an amount necessary to        portfolio management team at this time.      Agreement therefore would not reflect
limit total annual operating expenses to a   Although the independent written             economies of scale.
specified percentage of average daily net    evaluation of the Fund's Senior Officer
assets for each class of the Fund. The       (discussed below) only considered Fund       o Investments in affiliated money market
Board considered the contractual nature      performance through the most recent          funds. Not applicable because the Fund
of this fee waiver/expense limitation and    calendar year, the Board also reviewed       does not invest in affiliated money market
noted that it remains in effect until June   more recent Fund performance, which did      funds.
30, 2007. The Board considered the effect    not change their conclusions.
this fee waiver/expense limitation would                                                  TREASURY PORTFOLIO
have on the Fund's estimated expenses and    o Fees relative to those of clients of AIM
concluded that the levels of fee             with comparable investment strategies. The   o The performance of the Fund relative to
waivers/expense limitations for the Fund     Board reviewed the effective advisory fee    comparable funds. The Board reviewed the
were fair and reasonable.                    rate (before waivers) for the Fund under     performance of the Fund during the past
                                             the Advisory Agreement. The Board noted      one, three and five calendar years against
o Breakpoints and economies of scale. The    that this rate was (i) the same as the       the performance of funds advised by other
Board reviewed the structure of the Fund's   effective advisory fee rate (before          advisors with investment strategies
advisory fee under the Advisory Agreement,   waivers) for a mutual fund advised by AIM    comparable to those of the Fund. The Board
noting that it does not include any          with investment strategies comparable to     noted that the Fund's performance in such
breakpoints. The Board considered whether    those of the Fund; and (ii) above the        periods was above the median performance
it would be appropriate to add advisory      effective fee rates (before waivers) for     of such comparable funds. Based on this
fee breakpoints for the Fund or whether,     three collective trust funds sub-advised     review and after taking account of all of
due to the nature of the Fund and the        by an AIM affiliate with investment          the other factors that the Board
advisory fee structures of comparable        strategies comparable to those of the        considered in determining whether to
funds, it was reasonable to structure the    Fund. The Board noted that AIM has agreed    continue the Advisory Agreement for the
advisory fee without breakpoints. Based on   to waive fees and/or limit expenses of the   Fund, the Board concluded that no changes
this review, the Board concluded that it     Fund, as discussed below. Based on this      should be made to the Fund and that it was
was not necessary to add advisory fee        review, the Board concluded that the         not necessary to change the Fund's
breakpoints to the Fund's advisory fee       advisory fee rate for the Fund under the     portfolio management team at this time.
schedule. The Board reviewed the level of    Advisory Agreement was fair and              Although the independent written
the Fund's advisory fees, and noted that     reasonable.                                  evaluation of the Fund's Senior Officer
such fees, as a percentage of the Fund's                                                  (discussed below) only considered Fund
net assets, would remain constant under      o Fees relative to those of comparable       performance through the most recent
the Advisory Agreement because the           funds with other advisors. The Board         calendar year, the Board also reviewed
Advisory Agreement does not include any      reviewed the advisory fee rate for the       more recent Fund performance, which did
breakpoints. The Board concluded that the    Fund under the Advisory Agreement. The       not change their conclusions.
Fund's fee levels under the Advisory         Board compared effective contractual
Agreement therefore would not reflect        advisory fee rates at a common asset level
economies of scale.                          at the end of the past calendar year and
                                             noted that the Fund's rate was comparable
                                             to the median rate of the funds advised by

                                                                                                                         (continued)

Short-Term Investments Trust

o The performance of the Fund relative to    ule. The Board reviewed the level of the     o AIM's financial soundness in light of
indices. The Board reviewed the              Fund's advisory fees, and noted that such    the Fund's needs. The Board considered
performance of the Fund during the past      fees, as a percentage of the Fund's net      whether AIM is financially sound and has
one, three and five calendar years against   assets, would remain constant under the      the resources necessary to perform its
the performance of the Lipper                Advisory Agreement because the Advisory      obligations under the Advisory Agreement,
Institutional US Treasury Money Market       Agreement does not include any               and concluded that AIM has the financial
Index. The Board noted that the Fund's       breakpoints. The Board concluded that the    resources necessary to fulfill its
performance was comparable to the            Fund's fee levels under the Advisory         obligations under the Advisory Agreement.
performance of such Index for the one        Agreement therefore would not reflect
year period and above such Index for the     economies of scale.
three and five year periods. Based on this                                                o Historical relationship between the Fund
review and after taking account of all of    o Investments in affiliated money market     and AIM. In determining whether to
the other factors that the Board             funds. The Board also took into account      continue the Advisory Agreement for the
considered in determining whether to         the fact that uninvested cash and cash       Fund, the Board also considered the prior
continue the Advisory Agreement for the      collateral from securities lending           relationship between AIM and the Fund, as
Fund, the Board concluded that no changes    arrangements, if any (collectively, "cash    well as the Board's knowledge of AIM's
should be made to the Fund and that it was   balances") of the Fund may be invested in    operations, and concluded that it was
not necessary to change the Fund's           money market funds advised by AIM pursuant   beneficial to maintain the current
portfolio management team at this time.      to the terms of an SEC exemptive order.      relationship, in part, because of such
Although the independent written             The Board found that the Fund may realize    knowledge. The Board also reviewed the
evaluation of the Fund's Senior Officer      certain benefits upon investing cash         general nature of the non-investment
(discussed below) only considered Fund       balances in AIM advised money market         advisory services currently performed by
performance through the most recent          funds, including a higher net return,        AIM and its affiliates, such as
calendar year, the Board also reviewed       increased liquidity, increased               administrative, transfer agency and
more recent Fund performance, which did      diversification or decreased transaction     distribution services, and the fees
not change their conclusions.                costs. The Board also found that the Fund    received by AIM and its affiliates for
                                             will not receive reduced services if it      performing such services. In addition to
o Fees relative to those of clients of AIM   invests its cash balances in such money      reviewing such services, the trustees also
with comparable investment strategies. The   market funds. The Board noted that, to       considered the organizational structure
Board noted that AIM does not serve as an    the extent the Fund invests uninvested       employed by AIM and its affiliates to
advisor to other mutual funds or other       cash in affiliated money market funds,       provide those services. Based on the
clients with investment strategies           AIM has voluntarily agreed to waive a        review of these and other factors, the
comparable to those of the Fund.             portion of the advisory fees it receives     Board concluded that AIM and its
                                             from the Fund attributable to such           affiliates were qualified to continue to
o Fees relative to those of comparable       investment. The Board further determined     provide non-investment advisory services
funds with other advisors. The Board         that the proposed securities lending         to the Fund, including administrative,
reviewed the advisory fee rate for the       program and related procedures with          transfer agency and distribution services,
Fund under the Advisory Agreement. The       respect to the lending Fund is in the        and that AIM and its affiliates currently
Board compared effective contractual         best interests of the lending Fund and its   are providing satisfactory non-investment
advisory fee rates at a common asset level   respective shareholders. The Board           advisory services.
at the end of the past calendar year and     therefore concluded that the investment of
noted that the Fund's rate was below the     cash collateral received in connection       o Other factors and current trends. The
median rate of the funds advised by other    with the securities lending program in       Board considered the steps that AIM and
advisors with investment strategies          the money market funds according to the      its affiliates have taken over the last
comparable to those of the Fund that the     procedures is in the best interests of the   several years, and continue to take, in
Board reviewed. The Board noted that AIM     lending Fund and its respective              order to improve the quality and
has agreed to waive fees and/or limit        shareholders.                                efficiency of the services they provide
expenses of the Fund, as discussed below.                                                 to the Funds in the areas of investment
Based on this review, the Board concluded    GLOBAL FACTORS                               performance, product line diversification,
that the advisory fee rate for the Fund                                                   distribution, fund operations, shareholder
under the Advisory Agreement was fair and    The Board considered the following global    services and compliance. The Board
reasonable.                                  factors for each Fund and reached the same   concluded that these steps taken by AIM
                                             conclusions for each Fund, which             have improved, and are likely to continue
o Expense limitations and fee waivers. The   conclusions are set forth below.             to improve, the quality and efficiency of
Board noted that AIM has contractually                                                    the services AIM and its affiliates
agreed to waive fees and/or limit expenses   o Profitability of AIM and its affiliates.   provide to the Fund in each of these
of the Fund in an amount necessary to        The Board reviewed information concerning    areas, and support the Board's approval of
limit total annual operating expenses to a   the profitability of AIM's (and its          the continuance of the Advisory Agreement
specified percentage of average daily net    affiliates') investment advisory and other   for the Fund.
assets for each class of the Fund. The       activities and its financial condition.
Board considered the contractual nature      The Board considered the overall
of this fee waiver/expense limitation and    profitability of AIM, as well as the
noted that it remains in effect until June   profitability of AIM in connection with
30, 2007. The Board considered the effect    managing the Fund. The Board noted that
this fee waiver/expense limitation would     AIM's operations remain profitable,
have on the Fund's estimated expenses and    although increased expenses in recent
concluded that the levels of fee             years have reduced AIM's profitability.
waivers/expense limitations for the Fund     Based on the review of the profitability
were fair and reasonable.                    of AIM's and its affiliates' investment
                                             advisory and other activities and its
o Breakpoints and economies of scale. The    financial condition, the Board concluded
Board reviewed the structure of the Fund's   that the compensation to be paid by the
advisory fee under the Advisory Agreement,   Fund to AIM under its Advisory Agreement
noting that it does not include any          was not excessive.
breakpoints. The Board considered whether
it would be appropriate to add advisory      o Benefits of soft dollars to AIM. The
fee breakpoints for the Fund or whether,     Board considered the benefits realized by
due to the nature of the Fund and the        AIM as a result of brokerage transactions
advisory fee structures of comparable        executed through "soft dollar"
funds, it was reasonable to structure the    arrangements. Under these arrangements,
advisory fee without breakpoints. Based on   brokerage commissions paid by other funds
this review, the Board concluded that it     advised by AIM are used to pay for
was not necessary to add advisory fee        research and execution services. This
breakpoints to the Fund's advisory fee       research may be used by AIM in making
sched-                                       investment decisions for the Fund. The
                                             Board concluded that such arrangements
                                             were appropriate.

Short-Term Investments Trust

LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS

February 28, 2007
(Unaudited)

                                                              PRINCIPAL
                                                               AMOUNT
                                                MATURITY        (000)           VALUE
------------------------------------------------------------------------------------------
COMMERCIAL PAPER-33.16%(A)

ASSET-BACKED SECURITIES-COMMERCIAL
 LOANS/LEASES-2.73%


Amstel Funding Corp.
 (Acquired 12/01/06;
 Cost $156,874,148)
 5.16%(b)(c)                                     05/29/07     $161,005     $   158,951,113
------------------------------------------------------------------------------------------
 (Acquired 02/23/07;
 Cost $101,937,225)
 5.19%(b)(c)                                     08/24/07      104,622         101,967,391
------------------------------------------------------------------------------------------
 (Acquired 12/01/06;
 Cost $148,013,167)
 5.24%(b)(c)                                     03/05/07      150,000         149,912,667
------------------------------------------------------------------------------------------
Atlantis One Funding Corp.
 (Acquired 11/10/06;
 Cost $97,390,583)
 5.19%(b)(c)                                     05/10/07      100,000          98,990,833
------------------------------------------------------------------------------------------
 (Acquired 11/07/06;
 Cost $34,067,176)
 5.19%(b)(c)                                     05/18/07       35,037          34,643,009
==========================================================================================
                                                                               544,465,013
==========================================================================================



ASSET-BACKED SECURITIES-FULLY SUPPORTED
 BANK-5.90%


Concord Minutemen Capital Co., LLC- Series A
 (Multi CEP's-Liberty Hampshire Co., LLC;
 agent) (Acquired 02/02/07;
 Cost $48,692,778)
 5.20%(b)                                        08/02/07       50,000          48,887,778
------------------------------------------------------------------------------------------
 (Acquired 01/10/07;
 Cost $100,016,861)
 5.21%(b)                                        06/08/07      102,206         100,741,644
------------------------------------------------------------------------------------------
 (Acquired 10/20/06;
 Cost $47,738,339)
 5.22%(b)                                        04/19/07       49,025          48,676,677
------------------------------------------------------------------------------------------
 (Acquired 09/19/06;
 Cost $156,252,977)
 5.25%(b)                                        03/23/07      160,589         160,073,365
------------------------------------------------------------------------------------------
Crown Point Capital Co., LLC-
 Series A (Multi CEP's-Liberty Hampshire Co.,
 LLC; agent) (Acquired 10/13/06;
 Cost $97,493,903)
 5.22%(b)                                        04/04/07      100,000          99,507,472
------------------------------------------------------------------------------------------
 (Acquired 02/21/07;
 Cost $99,604,750)
 5.27%(b)                                        03/20/07      100,000          99,721,861
------------------------------------------------------------------------------------------
Govco Inc.
 (Multi CEP's-Government sponsored entities)
 (Acquired 09/19/06;
 Cost $34,237,565)
 5.25%(b)                                        03/16/07       35,150          35,073,109
------------------------------------------------------------------------------------------
Legacy Capital Co., LLC
 Series A (Multi CEP's-Liberty Hampshire Co.,
 LLC; agent) (Acquired 02/02/07;
 Cost $99,590,111)
 5.27%(b)                                        03/02/07      100,000          99,985,361
------------------------------------------------------------------------------------------

                                                              PRINCIPAL
                                                               AMOUNT
                                                MATURITY        (000)           VALUE
------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-FULLY SUPPORTED BANK-(CONTINUED)

Lexington Parker Capital Co., LLC
 (Multi CEP's-Liberty Hampshire Co., LLC;
 agent)
 (Acquired 12/05/06;
 Cost $99,187,000)
 5.18%(b)                                        04/10/07     $100,000     $    99,424,445
------------------------------------------------------------------------------------------
 (Acquired 01/23/07;
 Cost $136,339,778)
 5.20%(b)                                        07/25/07      140,000         137,047,556
------------------------------------------------------------------------------------------
 (Acquired 01/10/07;
 Cost $122,843,125)
 5.22%(b)                                        05/11/07      125,000         123,713,125
------------------------------------------------------------------------------------------
Long Lane Master Trust IV
 Series A (CEP-Bank of America, N.A.)
 (Acquired 12/07/06;
 Cost $97,026,831)
 5.25%(b)                                        03/07/07       98,316          98,230,055
------------------------------------------------------------------------------------------
Variable Funding Capital Co. LLC
 (CEP-Wachovia Bank, N.A.)
 (Acquired 02/08/07;
 Cost $24,868,250)
 5.27%(b)                                        03/16/07       25,000          24,945,104
==========================================================================================
                                                                             1,176,027,552
==========================================================================================


ASSET-BACKED SECURITIES-MULTI-PURPOSE-2.75%


Amsterdam Funding Corp.
 (Acquired 11/07/06;
 Cost $48,736,111)
 5.20%(b)                                        05/01/07       50,000          49,559,444
------------------------------------------------------------------------------------------
 (Acquired 11/07/06;
 Cost $48,728,889)
 5.20%(b)                                        05/02/07       50,000          49,552,222
------------------------------------------------------------------------------------------
 (Acquired 11/07/06;
 Cost $48,721,667)
 5.20%(b)                                        05/03/07       50,000          49,545,000
------------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust

                                                              PRINCIPAL
                                                               AMOUNT
                                                MATURITY        (000)           VALUE
------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

Atlantic Asset Securitization LLC
 (Acquired 09/20/06;
 Cost $50,615,759)
 5.24%(b)                                        03/20/07     $ 51,984     $    51,840,373
------------------------------------------------------------------------------------------
 (Acquired 02/12/07;
 Cost $197,829,974)
 5.27%(b)                                        03/12/07      198,615         198,295,175
------------------------------------------------------------------------------------------
Sheffield Receivables Corp.
 (Acquired 01/30/07;
 Cost $149,319,292)
 5.27%(b)                                        03/02/07      150,000         149,978,042
==========================================================================================
                                                                               548,770,256
==========================================================================================



ASSET-BACKED SECURITIES-SECURITY INVESTMENT
 VEHICLES-15.83%


Aquifer Funding Ltd./LLC
 (Acquired 02/06/07;
 Cost $248,975,278)
 5.27%(b)                                        03/06/07      250,000         249,817,014
------------------------------------------------------------------------------------------
 (Acquired 02/07/07;
 Cost $199,180,222)
 5.27%(b)                                        03/07/07      200,000         199,824,333
------------------------------------------------------------------------------------------
Beta Finance Corp./Inc.
 (Acquired 10/20/06;
 Cost $30,168,425)
 5.22%(b)(c)                                     04/23/07       31,000          30,761,765
------------------------------------------------------------------------------------------
Grampian Funding Ltd./LLC
 (Acquired 12/13/06;
 Cost $14,614,777)
 5.17%(b)(c)                                     06/11/07       15,000          14,780,488
------------------------------------------------------------------------------------------
 (Acquired 12/08/06;
 Cost $122,173,455)
 5.19%(b)(c)                                     05/14/07      125,000         123,667,743
------------------------------------------------------------------------------------------
 (Acquired 11/20/06;
 Cost $98,225,917)
 5.24%(b)(c)                                     03/22/07      100,000          99,694,625
------------------------------------------------------------------------------------------
Grenadier Funding Ltd./Corp.
 (Acquired 02/08/07;
 Cost $100,011,860)
 5.25%(b)                                        05/08/07      101,327         100,322,174
------------------------------------------------------------------------------------------
 (Acquired 02/14/07;
 Cost $132,454,075)
 5.25%(b)                                        05/14/07      134,176         132,728,017
------------------------------------------------------------------------------------------
 (Acquired 02/06/07;
 Cost $135,076,828)
 5.26%(b)                                        04/25/07      136,634         135,535,994
------------------------------------------------------------------------------------------
Liberty Harbour CDO Ltd./Inc.
 (Acquired 02/01/07;
 Cost $98,932,375)
 5.27%(b)                                        04/16/07      100,000          99,327,250
------------------------------------------------------------------------------------------
 (Acquired 02/06/07;
 Cost $129,199,200)
 5.28%(b)                                        03/22/07      130,000         129,599,600
------------------------------------------------------------------------------------------

                                                              PRINCIPAL
                                                               AMOUNT
                                                MATURITY        (000)           VALUE
------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-SECURITY INVESTMENT
  VEHICLES-(CONTINUED)

Liberty Harbour II CDO Ltd./Inc.
 (Acquired 02/27/07;
 Cost $99,633,333)
 5.28%(b)                                        03/26/07     $100,000     $    99,633,333
------------------------------------------------------------------------------------------
 (Acquired 02/27/07;
 Cost $149,098,854)
 5.28%(b)                                        04/11/07      150,000         149,098,854
------------------------------------------------------------------------------------------
 (Acquired 02/27/07;
 Cost $149,076,000)
 5.28%(b)                                        04/12/07      150,000         149,076,000
------------------------------------------------------------------------------------------
 (Acquired 02/27/07;
 Cost $79,788,000)
 5.30%(b)                                        03/19/07       80,000          79,788,000
------------------------------------------------------------------------------------------
Scaldis Capital Ltd./LLC
 (Acquired 02/22/07;
 Cost $176,122,275)
 5.21%(b)(c)                                     07/25/07      180,000         176,200,350
------------------------------------------------------------------------------------------
Sigma Finance Inc.
 (Acquired 12/06/06;
 Cost $97,411,556)
 5.12%(b)(c)                                     06/06/07      100,000          98,620,445
------------------------------------------------------------------------------------------
 (Acquired 11/16/06;
 Cost $70,138,400)
 5.20%(b)(c)                                     05/14/07       72,000          71,230,400
------------------------------------------------------------------------------------------
Solitaire Funding Ltd./LLC
 (Acquired 01/03/07;
 Cost $98,688,750)
 5.25%(b)(c)                                     04/05/07      100,000          99,490,069
------------------------------------------------------------------------------------------
 (Acquired 01/22/07;
 Cost $197,348,361)
 5.25%(b)(c)                                     04/23/07      200,000         198,455,639
------------------------------------------------------------------------------------------
Tierra Alta Funding I, Ltd./Corp.
 (Acquired 02/08/07;
 Cost $149,231,458)
 5.27%(b)                                        03/15/07      150,000         149,692,583
------------------------------------------------------------------------------------------
 (Acquired 02/21/07;
 Cost $49,787,736)
 5.27%(b)                                        03/22/07       50,000          49,846,292
------------------------------------------------------------------------------------------
 (Acquired 02/07/07;
 Cost $75,365,266)
 5.28%(b)                                        03/01/07       75,609          75,609,000
------------------------------------------------------------------------------------------
 (Acquired 02/12/07;
 Cost $134,307,656)
 5.28%(b)                                        03/20/07      135,000         134,624,156
------------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust

                                                              PRINCIPAL
                                                               AMOUNT
                                                MATURITY        (000)           VALUE
------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-SECURITY INVESTMENT
  VEHICLES-(CONTINUED)

Zenith Funding Ltd./Corp.
 (Acquired 02/22/07;
 Cost $306,328,036)
 5.25%(b)                                        05/23/07     $310,238     $   306,482,828
==========================================================================================
                                                                             3,153,906,952
==========================================================================================


DIVERSIFIED BANKS-3.77%

CALYON North America Inc.
 5.23%(c)                                        03/14/07      100,000          99,811,229
------------------------------------------------------------------------------------------
 5.24%(c)                                        03/01/07      110,000         110,000,000
------------------------------------------------------------------------------------------
HBOS Treasury Services PLC
 5.20%(c)                                        07/23/07      150,000         146,883,000
------------------------------------------------------------------------------------------
 5.22%(c)                                        03/13/07      100,000          99,826,000
------------------------------------------------------------------------------------------
Societe Generale North America
 5.12%(c)                                        08/03/07      100,000          97,797,709
------------------------------------------------------------------------------------------
 5.18%(c)                                        06/13/07      200,000         197,007,111
==========================================================================================
                                                                               751,325,049
==========================================================================================


REGIONAL BANKS-2.18%

Bank of Ireland
 (Acquired 12/07/06;
 Cost $92,930,267)
 5.16%(b)(c)                                     05/08/07       95,000          94,074,067
------------------------------------------------------------------------------------------
 (Acquired 11/28/06;
 Cost $73,697,500)
 5.21%(b)(c)                                     03/30/07       75,000          74,685,229
------------------------------------------------------------------------------------------
Banque et Caisse d'Epargne de l'Etat
 (Acquired 02/02/07;
 Cost $19,910,272)
 5.21%(c)                                        03/05/07       20,000          19,988,422
------------------------------------------------------------------------------------------
Danske Corp.
 5.20%(c)                                        08/13/07      150,000         146,425,000
------------------------------------------------------------------------------------------
Northern Rock PLC
 (Acquired 11/07/06;
 Cost $98,251,667)
 5.25%(b)(c)                                     03/07/07      100,000          99,912,584
==========================================================================================
                                                                               435,085,302
==========================================================================================
 Total Commercial Paper (Cost $6,609,580,124)                                6,609,580,124
==========================================================================================


CERTIFICATES OF DEPOSIT-10.87%

Barclays Bank PLC (United Kingdom)
 5.13%(c)                                        03/26/07      100,000         100,000,000
------------------------------------------------------------------------------------------
 5.32%(c)                                        04/27/07      100,000         100,000,000
------------------------------------------------------------------------------------------
 5.34%(c)                                        05/08/07       99,000          99,000,000
------------------------------------------------------------------------------------------
Barclays Bank PLC 5.45%                          06/12/07      102,000         102,000,000
------------------------------------------------------------------------------------------
CALYON
 5.29%                                           03/06/07      150,000         150,000,000
------------------------------------------------------------------------------------------
 5.37%(d)                                        11/09/07      190,000         190,000,000
------------------------------------------------------------------------------------------

                                                              PRINCIPAL
                                                               AMOUNT
                                                MATURITY        (000)           VALUE
------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT-(CONTINUED)

CALYON (United Kingdom)
 5.35%(c)                                        05/07/07     $100,000     $   100,000,000
------------------------------------------------------------------------------------------
Credit Agricole S.A. (United Kingdom)
 5.36%(c)                                        04/23/07      185,000         185,000,000
------------------------------------------------------------------------------------------
Deutsche Bank
 5.35%                                           08/06/07      100,000         100,000,000
------------------------------------------------------------------------------------------
 5.40%                                           12/12/07      150,000         150,000,000
------------------------------------------------------------------------------------------
 5.40%                                           01/09/08       90,000          90,000,000
------------------------------------------------------------------------------------------
Deutsche Bank (United Kingdom)
 5.34%(c)                                        07/23/07      150,000         150,000,000
------------------------------------------------------------------------------------------
HBOS Treasury Services PLC
 5.20%                                           03/30/07      105,000         105,000,000
------------------------------------------------------------------------------------------
 5.31%                                           04/19/07       50,000          50,000,000
------------------------------------------------------------------------------------------
 5.32%                                           07/25/07       45,000          45,000,000
------------------------------------------------------------------------------------------
 5.42%                                           06/08/07      100,000         100,000,000
------------------------------------------------------------------------------------------
Lloyds TSB Bank PLC 5.30%                        10/09/07      100,000         100,000,000
------------------------------------------------------------------------------------------
Societe Generale S.A. (United Kingdom)
 5.26%(c)                                        04/20/07       50,000          50,000,000
------------------------------------------------------------------------------------------
 5.29%(c)                                        06/12/07      100,000         100,000,000
------------------------------------------------------------------------------------------
 5.30%(c)                                        10/09/07      100,000         100,000,000
==========================================================================================
 Total Certificates of Deposit (Cost
 $2,166,000,000)                                                             2,166,000,000
==========================================================================================

VARIABLE RATE DEMAND NOTES-8.60%(D)(E)

INSURED-1.94%(F)


Aerospace Corp.; Series 2006, Taxable Bonds
 (INS-Financial Guaranty Insurance Co.)
 5.31%(g)                                        06/01/36       25,000          25,000,000
------------------------------------------------------------------------------------------
Baptist Health System of South Florida;
 Series 1995 A Taxable RB (INS-MBIA Insurance
 Corp.)
 5.32%(g)                                        05/15/17       14,935          14,935,000
------------------------------------------------------------------------------------------
 Series 1995 B Taxable RB (INS-MBIA Insurance
 Corp.)
 5.32%(g)                                        05/15/25       18,900          18,900,000
------------------------------------------------------------------------------------------
California (State of) Housing Finance Agency;
 Series 1998 P Taxable Home Mortgage RB
 (INS-Financial Security Assurance Inc.)
 5.30%(g)                                        08/01/29       21,700          21,700,000
------------------------------------------------------------------------------------------
 Series 1998 T Taxable Home Mortgage RB
 (INS-Ambac Assurance Corp.)
 5.29%(g)                                        08/01/29        7,780           7,780,000
------------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust

                                                              PRINCIPAL
                                                               AMOUNT
                                                MATURITY        (000)           VALUE
------------------------------------------------------------------------------------------
INSURED-(CONTINUED)

Illinois (State of) Student Assistance
 Commission;
 Series 1998 B Taxable Student Loan RB
 (INS-MBIA Insurance Corp.) 5.31%(g)             09/01/32     $ 15,370     $    15,370,000
------------------------------------------------------------------------------------------
 Series 1999 B-II Taxable Student Loan RB
 (INS-MBIA Insurance Corp.)
 5.31%(g)                                        09/01/34        2,000           2,000,000
------------------------------------------------------------------------------------------
 Series 1999 B-III Taxable Student Loan RB
 (INS-MBIA Insurance Corp.)
 5.31%(g)                                        09/01/34        4,750           4,750,000
------------------------------------------------------------------------------------------
Loanstar Assets Partners II;
 Series 2001 Tranche 1 Taxable Student Loan
 RB (INS-MBIA Insurance Corp.) (Acquired
 11/14/02; Cost $25,000,000)
 5.31%(b)(g)                                     09/01/36       25,000          25,000,000
------------------------------------------------------------------------------------------
 Series 2002 Tranche 1 Taxable Student Loan
 RB (INS-MBIA Insurance Corp.) (Acquired
 08/02/04; Cost $60,000,000)
 5.31%(b)(g)                                     08/01/37       60,000          60,000,000
------------------------------------------------------------------------------------------
 Series 2002 Tranche 2 Taxable Student Loan
 RB (INS-MBIA Insurance Corp.) (Acquired
 08/02/04; Cost $40,000,000)
 5.31%(b)(g)                                     08/01/37       40,000          40,000,000
------------------------------------------------------------------------------------------
 Series 2002 Tranche 3 Taxable Student Loan
 RB (INS-MBIA Insurance Corp.) (Acquired
 08/02/04; Cost $50,000,000)
 5.31%(b)(g)                                     08/01/37       50,000          50,000,000
------------------------------------------------------------------------------------------
 Series 2002 Tranche 4 Taxable Student Loan
 RB (INS-MBIA Insurance Corp.) (Acquired
 08/02/04; Cost $50,000,000)
 5.31%(b)(g)                                     08/01/37       50,000          50,000,000
------------------------------------------------------------------------------------------
Minnesota (State of), Fairview Hospital and
 Healthcare Services; Series 1994 A, Taxable
 ACES (INS-MBIA Insurance Corp.)
 5.32%(g)                                        11/01/15        3,400           3,400,000
------------------------------------------------------------------------------------------
New Jersey (State of) Housing and Mortgage
 Finance Agency; Series 2006 B, Taxable RB
 (INS-Financial Security Assurance Inc.)
 5.30%(g)                                        05/01/28        9,145           9,145,000
------------------------------------------------------------------------------------------
North Carolina (State of) Education
 Assistance Authority; Series 2005 A-5,
 Taxable Student Loan RB (INS-Ambac Assurance
 Corp.) 5.30%(g)                                 09/01/35        6,500           6,500,000
------------------------------------------------------------------------------------------
North Miami (City of), Florida; Series 2002,
 Refunding Special Obligation Taxable RB
 (INS-Ambac Assurance Corp.)
 5.35%(g)                                        07/01/32       14,130          14,130,000
------------------------------------------------------------------------------------------

                                                              PRINCIPAL
                                                               AMOUNT
                                                MATURITY        (000)           VALUE
------------------------------------------------------------------------------------------
INSURED-(CONTINUED)

Omaha (City of) Nebraska; (Riverfront
 Redevelopment Project) Series 2002 B,
 Special Obligation Taxable RB (INS-Ambac
 Assurance Corp.)
 5.37%(g)                                        02/01/26     $ 10,235     $    10,235,000
------------------------------------------------------------------------------------------
Omaha (City of), Nebraska; Special Tax
 Redevelopment; Series 2002 B, Taxable RB
 (INS-Ambac Assurance Corp.)
 5.37%(g)                                        02/01/13        1,300           1,300,000
------------------------------------------------------------------------------------------
Orange (County of), California Board of
 Education (Esplanade Project); Series 2002,
 Taxable COP (INS-Financial Security
 Assurance Inc.)
 5.32%                                           06/01/32        6,700           6,700,000
==========================================================================================
                                                                               386,845,000
==========================================================================================

LETTER OF CREDIT ENHANCED-6.66%(H)

422 Capital LLC; Series 2004-A, Taxable Notes
 (LOC-Wachovia Bank, N.A.)
 5.32%(g)                                        12/01/44       11,650          11,650,000
------------------------------------------------------------------------------------------
989 Market Street LLC; Series 2006,
 Incremental Taxable Bonds (LOC-Wachovia
 Bank, N.A.)
 5.32%                                           03/01/26        7,600           7,600,000
------------------------------------------------------------------------------------------
Advocare of South Carolina Inc.; Series 1997,
 Taxable Bonds (LOC-Wachovia Bank, N.A.)
 5.32%                                           06/01/17        9,250           9,250,000
------------------------------------------------------------------------------------------
Alaska (State of), Four Dam Pool Agency;
 Series 2004 B, Refunding Taxable Electric RB
 (LOC-Dexia Group S.A.)
 5.35%(c)(g)                                     07/01/26        4,230           4,230,000
------------------------------------------------------------------------------------------
Albany (City of), New York Industrial
 Development Agency (Albany Medical Center
 Hospital); Series 2006 B, Taxable IDR
 (LOC-Citizens Bank of Pennsylvania, N.A.)
 5.32%(g)                                        05/01/35        2,470           2,470,000
------------------------------------------------------------------------------------------
Albuquerque (City of), New Mexico (KTech
 Corp. Project); Series 2002, RB, Taxable RB
 (LOC-Wells Fargo Bank, N.A.)
 5.40%(g)                                        08/01/25        1,900           1,900,000
------------------------------------------------------------------------------------------
American Association of Retired Persons;
 Series 2001, Taxable Floating Rate Notes
 (LOC-Bank of America, N.A.) 5.35%(g)            05/01/31       31,200          31,200,000
------------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust

                                                              PRINCIPAL
                                                               AMOUNT
                                                MATURITY        (000)           VALUE
------------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Atlanticare Health Services, Inc.; Series
 2003, Taxable Bonds (LOC-Wachovia Bank,
 N.A.)
 5.39%(g)                                        10/01/33     $ 16,800     $    16,800,000
------------------------------------------------------------------------------------------
Auburn (City of), Alabama Industrial
 Development Board; Series 2006 A, Refunding
 Taxable IDR (LOC-Allied Irish Banks PLC)
 5.32%(c)(g)                                     07/01/26        5,640           5,640,000
------------------------------------------------------------------------------------------
B. Braun Medical Inc.; Series 2000, Taxable
 Bonds (LOC-Citizens Bank of Pennsylvania,
 N.A.)
 5.39%                                           02/01/15       10,450          10,450,000
------------------------------------------------------------------------------------------
 5.39%(g)                                        02/01/15       18,515          18,515,000
------------------------------------------------------------------------------------------
Baltimore (County of), Maryland (Oak Crest
 Village Inc. Project); Series 1999 B,
 Taxable RB (LOC-Wachovia Bank, N.A.)
 5.33%(g)                                        01/01/15        6,840           6,840,000
------------------------------------------------------------------------------------------
Belk, Inc.; Series 1998, Taxable Bonds
 (LOC-Wachovia Bank, N.A.)
 5.39%                                           07/01/08       12,500          12,500,000
------------------------------------------------------------------------------------------
 5.39%(g)                                        07/01/08       24,600          24,600,000
------------------------------------------------------------------------------------------
Bernalillo (County of), New Mexico (Tempur
 Production USA, Inc. Project); Series 2005
 A, Taxable RB (LOC-Bank of America, N.A.)
 5.35%(g)                                        09/01/30       18,365          18,365,000
------------------------------------------------------------------------------------------
Bochasanwais Shree Akshar Purushottam
 Swaminarayan Sanstha Inc.; Series 2006,
 Taxable Bonds (LOC-Comerica Bank)
 5.37%                                           06/01/22        3,300           3,300,000
------------------------------------------------------------------------------------------
Boston (City of), Massachusetts Industrial
 Development Financing Authority (Fenway
 Community Health Center Project);
 Series 2006 B, Taxable RB (LOC-Fifth Third
 Bank)
 5.32%(g)                                        06/01/36       16,095          16,095,000
------------------------------------------------------------------------------------------
 Series 2006 C, Taxable RB (LOC-Fifth Third
 Bank)
 5.32%(g)                                        06/01/36        7,625           7,625,000
------------------------------------------------------------------------------------------
Brazos River Authority (TXU Energy Co. LLC
 Project); Series 2001 I, Taxable PCR
 (LOC-Wachovia Bank, N.A.) 5.33%(g)              12/01/36       46,790          46,790,000
------------------------------------------------------------------------------------------
California (State of), Biola University;
 Series 2004 A, Taxable RB (LOC-Allied Irish
 Banks PLC) 5.35%(c)(g)                          10/01/34       12,300          12,300,000
------------------------------------------------------------------------------------------
 Series 2004 B, Taxable RB (LOC-BNP Paribas)
 5.35%(c)(g)                                     10/01/34       12,300          12,300,000
------------------------------------------------------------------------------------------

                                                              PRINCIPAL
                                                               AMOUNT
                                                MATURITY        (000)           VALUE
------------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

California (State of), Access to Loans for
 Learning Student Loan Corp.;
 Series 2001-II-A-5, Taxable Student Loan
 Program RB (LOC-State Street Bank & Trust
 Co.)
 5.31%(g)                                        07/01/36     $ 43,400     $    43,400,000
------------------------------------------------------------------------------------------
 Series 2001-II-A-6, Taxable Student Loan
 Program RB (LOC-State Street Bank & Trust
 Co.)
 5.33%                                           07/01/36        2,900           2,900,000
------------------------------------------------------------------------------------------
Capital Markets Access Co. LC (Alabama
 Digestive Health, LLC Project); Series
 2005-C, Taxable Floating Rate Bonds
 (LOC-Wachovia Bank, N.A.) 5.39%                 06/01/32          502             501,310
------------------------------------------------------------------------------------------
Capital Markets Access Co. LC (Boynton
 Outpatient Center, LLC Project); Series
 2005-B, Taxable Floating Rate Bonds
 (LOC-Wachovia Bank, N.A.) 5.39%(g)              07/01/25        1,315           1,315,000
------------------------------------------------------------------------------------------
Capital Markets Access Co. LC (Delray
 Outpatient Properties, LLC Project); Series
 2005-A, Taxable Floating Rate Bonds
 (LOC-Wachovia Bank, N.A.) 5.39%                 07/01/25        8,385           8,385,000
------------------------------------------------------------------------------------------
Capital Markets Access Co. LC (Pinnacle
 Financial Project);
 Series 2007, Taxable Floating Rate Bonds
 (LOC-Wachovia Bank, N.A.) 5.39%                 02/01/32       10,000          10,000,000
------------------------------------------------------------------------------------------
Capital One Funding Corp.;
 Series 1999 F, Taxable Floating Rate Notes
 (LOC-JPMorgan Chase Bank, N.A.)
 5.36%(g)                                        12/02/19        7,791           7,791,000
------------------------------------------------------------------------------------------
 Series 2000 B, Taxable Floating Rate Notes
 (LOC-JPMorgan Chase Bank, N.A.)
 5.36%(g)                                        07/01/20        7,048           7,048,000
------------------------------------------------------------------------------------------
 Series 2000 C, Taxable Floating Rate Notes
 (LOC-JPMorgan Chase Bank, N.A.)
 5.36%(g)                                        09/01/20        6,330           6,330,000
------------------------------------------------------------------------------------------
 Series 2000 D, Taxable Floating Rate Notes
 (LOC-JPMorgan Chase Bank, N.A.)
 5.36%(g)                                        05/01/26        6,500           6,500,000
------------------------------------------------------------------------------------------
Central Michigan Inns Capital LLC; Series
 1998-A,
 Taxable Floating Rate Notes (LOC-Wachovia
 Bank, N.A.) 5.39%                               11/01/28        9,580           9,580,000
------------------------------------------------------------------------------------------
 Taxable Floating Rate Notes (LOC-Wachovia
 Bank, N.A.) 5.39%(g)                            11/01/28        1,995           1,995,000
------------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust

                                                              PRINCIPAL
                                                               AMOUNT
                                                MATURITY        (000)           VALUE
------------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Chatham Capital Corp.; Series 2000, Taxable
 Floating Rate Notes (LOC-JPMorgan Chase
 Bank, N.A.) 5.36%(g)                            07/01/20     $ 11,900     $    11,900,000
------------------------------------------------------------------------------------------
Chula Vista (City of), California (Teresina
 Apartments); Series 2006 A, Refunding
 Multi-Family Housing Taxable RB (LOC-Federal
 National Mortgage Association)
 5.32%(g)                                        05/15/36        8,970           8,970,000
------------------------------------------------------------------------------------------
Columbus (City of), Georgia Development
 Authority (Fairfield Inn & Suites Project);
 Series 2003, Taxable RB (LOC- Regions Bank)
 5.37%                                           08/01/23        3,300           3,300,000
------------------------------------------------------------------------------------------
Conair Corp.;
 Series 2002, Taxable Economic Development
 Bonds (LOC-Wachovia Bank, N.A.)
 5.32%(g)                                        09/01/12        6,595           6,595,000
------------------------------------------------------------------------------------------
Corp. Finance Managers Inc. Integrated Loan
 Program; Series B, PARTs (LOC-Wells Fargo
 Bank, N.A.) 5.40%(g)                            02/02/43          260             260,000
------------------------------------------------------------------------------------------
Danville-Pittsylvania (County of), Virginia
 Regional Industrial Facility Authority
 (Crane Creek Project);
 Series 2005, Taxable RB (LOC-Wachovia Bank,
 N.A.)
 5.39%                                           01/01/26        7,200           7,200,000
------------------------------------------------------------------------------------------
Detroit (City of), Economic Development Corp.
 (Waterfront Reclamation and Casino
 Development Project);
 Series 1999 A, Taxable RB (LOC-Deutsche Bank
 A.G.)
 5.37%(c)(g)                                     05/01/09       41,830          41,830,000
------------------------------------------------------------------------------------------
Dome Corp.;
 Series 1991, Taxable Floating Rate Notes
 (LOC-Wachovia Bank, N.A.) 5.39%                 08/31/16        9,900           9,900,000
------------------------------------------------------------------------------------------
Emerald Bay Club L.P.;
 Series 2004, Taxable Floating Rate Notes
 (LOC-Wachovia Bank, N.A.) 5.32%(g)              12/01/15        8,000           8,000,000
------------------------------------------------------------------------------------------
EPC Allentown, LLC;
 Series 2005, Taxable Floating Rate Bonds
 (LOC-Wachovia Bank, N.A.) 5.32%(g)              07/01/30        6,000           6,000,000
------------------------------------------------------------------------------------------
Florida Christian College, Inc.;
 Series 2006, Taxable RB (LOC-Fifth Third
 Bank)
 5.35%(g)                                        11/01/36        6,500           6,500,000
------------------------------------------------------------------------------------------

                                                              PRINCIPAL
                                                               AMOUNT
                                                MATURITY        (000)           VALUE
------------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Fun Entertainment LLC;
 Series 2005, Taxable Floating Rate Bonds
 (LOC-Wachovia Bank, N.A.) 5.32%(g)              01/01/25     $ 10,420     $    10,420,000
------------------------------------------------------------------------------------------
General Secretariat of the Organization of
 American States;
 Series 2001 A, Taxable (LOC-Bank of America,
 N.A.)
 5.35%(g)                                        03/01/33       17,505          17,505,000
------------------------------------------------------------------------------------------
Germain Properties of Columbus Inc., Germain
 Real Estate Co. LLC and Germain Motor Co.;
 Series 2001, Taxable Floating Rate Notes
 (LOC-JPMorgan Chase Bank, N.A.)
 5.40%                                           03/01/31       10,200          10,200,000
------------------------------------------------------------------------------------------
 5.40%(g)                                        03/01/31        7,480           7,480,000
------------------------------------------------------------------------------------------
Glendale (City of), Arizona Industrial
 Development Authority (Thunderbird, The
 Garvin School of International Management);
 Series 2005 B, Taxable Refunding RB
 (LOC-Bank of New York)
 5.35%(g)                                        07/01/35        6,300           6,300,000
------------------------------------------------------------------------------------------
Hunter's Ridge/Southpointe; Series 2005,
 Taxable Floating Rate Notes (LOC-Wachovia
 Bank, N.A.)
 5.32%(g)                                        06/01/25        6,350           6,350,000
------------------------------------------------------------------------------------------
Illinois (State of), Student Assistance
 Commission; Series 1997 B, Taxable Student
 Loan RB (LOC-JPMorgan Chase Bank, N.A.)
 5.31%(g)                                        09/01/31        7,800           7,800,000
------------------------------------------------------------------------------------------
JPV Capital LLC;
 Series 1999 A, Taxable Floating Rate Notes
 (LOC-Wells Fargo Bank, N.A.) 5.39%(g)           12/01/39       16,750          16,750,000
------------------------------------------------------------------------------------------
Lake Oswego (City of), Oregon Redevelopment
 Agency; Series 2005 B, Taxable TAN
 (LOC-Wells Fargo Bank, N.A.)
 5.40%(g)                                        06/01/20          380             380,000
------------------------------------------------------------------------------------------
Liberty (County of), Georgia Industrial
 Authority (Hugo Boss, USA, Inc. Project);
 Series 2002, Taxable RB (LOC-Wachovia Bank,
 N.A.)
 5.39%(g)                                        01/01/18        4,200           4,200,000
------------------------------------------------------------------------------------------
Loanstar Assets Partners L.P.; Series 2005 A,
 Taxable Student Loan RB (LOC-State Street
 Bank & Trust Co.) (Acquired 02/23/05; Cost
 $157,350,000)
 5.31%(b)(g)                                     02/01/41      157,350         157,350,000
------------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust

                                                              PRINCIPAL
                                                               AMOUNT
                                                MATURITY        (000)           VALUE
------------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Lone Tree (City of), Colorado Building
 Authority; Series 2007, Taxable COP
 (LOC-Wells Fargo Bank, N.A.)
 5.40%(g)                                        12/01/17     $  3,075     $     3,075,000
------------------------------------------------------------------------------------------
LP Pinewood SPV LLC; Series 2003, Taxable
 Floating Rate Notes (LOC-Wachovia Bank,
 N.A.)
 5.32%(g)                                        02/01/18       55,200          55,200,000
------------------------------------------------------------------------------------------
Luzerne (County of), Pennsylvania Industrial
 Development Authority (PennSummit Tubular
 LLC Project);
 Series 2006 B, Taxable RB (LOC-Wachovia
 Bank, N.A.)
 5.32%                                           02/01/21        2,705           2,705,000
------------------------------------------------------------------------------------------
M2 Phoenix 1222 LLC; Series 2006, Taxable
 Floating Rate Notes (LOC-Wachovia Bank,
 N.A.)
 5.33%(g)                                        07/01/35       22,000          22,000,000
------------------------------------------------------------------------------------------
Macatawa Capital Partners LLC (Profile
 Industrial Packaging Corp.); Series 2003 A,
 Taxable Floating Rate Notes (LOC-Fifth Third
 Bank)
 5.36%(g)                                        12/01/53        2,975           2,975,000
------------------------------------------------------------------------------------------
Madison (City of), Wisconsin Community
 Development Authority (Overture Development
 Corp.);
 Series 2001, Taxable Conv. RB (LOC-JPMorgan
 Chase Bank, N.A.; U.S. Bank, N.A.; M&I
 Marshall & Ilsley Bank)
 5.41%(g)                                        06/01/36       58,700          58,700,000
------------------------------------------------------------------------------------------
Massachusetts (State of), Development Finance
 Agency (Briarwood Retirement Community);
 Series 2004 B, Taxable RB (LOC-Comerica
 Bank)
 5.37%                                           01/01/35        8,625           8,625,000
------------------------------------------------------------------------------------------
Meharry Medical College;
 Series 2001, Unlimited Taxable GO (LOC-Bank
 of America, N.A.)
 5.35%(g)                                        08/01/16        9,315           9,315,000
------------------------------------------------------------------------------------------
Michigan (State of), Strategic Fund (Holland
 Home Obligated Group);
 Series 2005 B, Taxable Refunding Limited
 Obligation RB (LOC-Fifth Third Bank)
 5.35%                                           11/01/28        7,695           7,695,000
------------------------------------------------------------------------------------------
Mississippi (State of), Business Finance
 Corp. (Belk, Inc. Project); Series 2005,
 Taxable IDR (LOC-Wachovia Bank, N.A.)
 5.32%(g)                                        10/01/25       21,000          21,000,000
------------------------------------------------------------------------------------------
Mississippi (State of), Business Finance
 Corp. (Lextron-Visteon Leasing Project);
 Series 2003, Taxable IDR (LOC-JPMorgan Chase
 Bank, N.A.)
 5.33%(g)                                        12/01/27        7,330           7,330,000
------------------------------------------------------------------------------------------

                                                              PRINCIPAL
                                                               AMOUNT
                                                MATURITY        (000)           VALUE
------------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Mississippi (State of), Business Finance
 Corp. (Viking Range Corp. Project);
 Series 2000, Taxable IDR (LOC-Bank of
 America, N.A.)
 5.39%                                           06/01/15     $ 10,690     $    10,690,000
------------------------------------------------------------------------------------------
Net Magan Two LLC;
 Series 2006, Taxable Notes (LOC-Wachovia
 Bank, N.A.)
 5.32%(g)                                        04/01/26       15,200          15,200,000
------------------------------------------------------------------------------------------
New Jersey (State of), Economic Development
 Authority Thermal Energy Facilities (Marina
 Energy LLC-2001 Project); Series B, Taxable
 RB (LOC-Wachovia Bank, N.A.)
 5.32%(g)                                        09/01/21        7,700           7,700,000
------------------------------------------------------------------------------------------
New Jersey (State of), Young Men's Christian
 Association of Hunterdon County; Series
 2004, Taxable Floating Rate Notes
 (LOC-Wachovia Bank, N.A.)
 5.32%(g)                                        02/01/24        2,210           2,210,000
------------------------------------------------------------------------------------------
New York (State of), Housing Finance Agency;
 Series 2003 F, Taxable Service Contract
 Refunding RB (LOC-State Street Bank & Trust
 Co.)
 5.32%(g)                                        09/15/07        3,100           3,100,000
------------------------------------------------------------------------------------------
Northwest Arkansas Regional Airport
 Authority; Series 2004 A, Taxable Refunding
 RB (LOC-Regions Bank)
 5.35%(g)                                        02/01/21       16,000          16,000,000
------------------------------------------------------------------------------------------
Polk (County of), Florida Industrial
 Development Authority (GSG Investments
 Project);
 Series 2005 B, Taxable IDR (LOC-Wachovia
 Bank, N.A.)
 5.39%(g)                                        05/01/27        3,270           3,270,000
------------------------------------------------------------------------------------------
Porterfield Family Partners, L.P.;
 Series 2004, Taxable Floating Rate Notes
 (LOC-Wachovia Bank, N.A.)
 5.39%(g)                                        07/01/14        3,000           3,000,000
------------------------------------------------------------------------------------------
Prince George's (County of), Maryland
 (Collington Episcopal Life Care Community,
 Inc.);
 Series 2006 C, Taxable RB (LOC-LaSalle Bank,
 N.A.)
 5.35%(g)                                        04/01/15        6,660           6,660,000
------------------------------------------------------------------------------------------
Racetrac Capital, LLC;
 Series 2000, Taxable Floating Rate Bonds
 (LOC-Regions Bank)
 5.34%(g)                                        09/01/20       16,600          16,600,000
------------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust

                                                              PRINCIPAL
                                                               AMOUNT
                                                MATURITY        (000)           VALUE
------------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Ray, R.G. Corp.; Series 2000, Taxable
 Floating Rate Bonds (LOC-LaSalle Bank, N.A.)
 5.36%(g)                                        01/01/15     $  2,495     $     2,495,000
------------------------------------------------------------------------------------------
Richmond (City of), Redevelopment & Housing
 Authority (1995 Old Manchester Project);
 Series 1995 B, Taxable RB (LOC-Wachovia
 Bank, N.A.)
 5.40%(g)                                        12/01/25        1,590           1,590,000
------------------------------------------------------------------------------------------
Rockwood Quarry, LLC;
 Series 2002, Taxable Floating Rate Notes
 (LOC-Fifth Third Bank)
 5.35%(g)                                        12/01/22        4,500           4,500,000
------------------------------------------------------------------------------------------
Roman Catholic Diocese of Charlotte;
 Series 2002, Taxable Floating Rate Bonds
 (LOC-Wachovia Bank, N.A.)
 5.32%(g)                                        05/01/14       12,455          12,455,000
------------------------------------------------------------------------------------------
Roman Catholic Diocese of Raleigh;
 Series 2002 A Taxable RB (LOC-Bank of
 America, N.A.)
 5.37%                                           06/01/18        4,500           4,500,000
------------------------------------------------------------------------------------------
 5.37%(g)                                        06/01/18        1,300           1,300,000
------------------------------------------------------------------------------------------
Sabri Arac (The Quarry Lane School);
 Series 2005, Taxable Floating Rate Bonds
 (LOC-Bank of America, N.A.)
 5.35%(g)                                        10/01/35       19,500          19,500,000
------------------------------------------------------------------------------------------
Santa Rosa (City of), California (Rancheria
 Tachi Yokut Tribe);
 Series 2004, Taxable RB (LOC-JPMorgan Chase
 Bank, N.A.)
 5.40%(g)                                        09/01/19       36,560          36,560,000
------------------------------------------------------------------------------------------
Savannah College of Art and Design;
 Series 2004, Taxable RB (LOC-Bank of
 America, N.A.)
 5.35%(g)                                        04/01/24       22,968          22,968,000
------------------------------------------------------------------------------------------
Shepherd Capital LLC (Open Terrace);
 Series 2002 B, Taxable Floating Rate Notes
 (LOC-Wachovia Bank, N.A.)
 5.32%(g)                                        11/01/52        9,730           9,730,000
------------------------------------------------------------------------------------------
Shepherd Capital LLC (Hinman Affiliates);
 Series 2003 D, Taxable Floating Rate Notes
 (LOC-Fifth Third Bank)
 5.32%(g)                                        07/01/54       10,000          10,000,000
------------------------------------------------------------------------------------------
Shepherd Capital LLC (Trade Center);
 Series 2004 A, Taxable Floating Rate Notes
 (LOC-Federal Home Loan Bank of Indianapolis)
 5.32%(g)                                        10/01/53        5,660           5,660,000
------------------------------------------------------------------------------------------

                                                              PRINCIPAL
                                                               AMOUNT
                                                MATURITY        (000)           VALUE
------------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Sprenger Enterprises Inc.;
 Series 2005, Taxable Floating Rate Bonds
 (LOC-JPMorgan Chase Bank, N.A.)
 5.36%(g)                                        10/01/35     $ 18,200     $    18,200,000
------------------------------------------------------------------------------------------
Thomasville (City of), Georgia Payroll
 Development Authority (American Fresh Foods
 L.P.);
 Series 2005 B, Taxable RB (LOC-Wachovia
 Bank, N.A.)
 5.39%(g)                                        09/01/17        1,175           1,175,000
------------------------------------------------------------------------------------------
United Fuels, LLC;
 Series 2006, Taxable RB (LOC-Fifth Third
 Bank)
 5.35%(g)                                        01/01/31        4,710           4,710,000
------------------------------------------------------------------------------------------
University of Virginia Real Estate
 Foundation;
 Series 2001, Taxable RB (LOC-Wachovia Bank,
 N.A.)
 5.39%(g)                                        07/01/26       44,320          44,320,000
------------------------------------------------------------------------------------------
Utah (State of), Telecommunication Open
 Infrastructure Agency;
 Series 2004, Taxable RB (LOC-Bank of
 America, N.A.)
 5.35%(g)                                        07/15/26       39,400          39,400,000
------------------------------------------------------------------------------------------
 Series 2006, Taxable RB (LOC-Bank of
 America, N.A.)
 5.35%(g)                                        07/15/26       10,000          10,000,000
------------------------------------------------------------------------------------------
Wake Forest University;
 Series 1997, Taxable RB (LOC-Wachovia Bank,
 N.A.)
 5.32%(g)                                        07/01/17        3,400           3,400,000
------------------------------------------------------------------------------------------
West Michigan Heart Capital LLC;
 Series 2004 A, Taxable Floating Rate Notes
 (LOC-Fifth Third Bank)
 5.32%(g)                                        05/01/44        9,530           9,530,000
------------------------------------------------------------------------------------------
Westmoreland (County of), Pennsylvania
 Industrial Development Authority (Excela
 Health Project);
 Series 2005 D, Taxable Health System IDR
 (LOC-Wachovia Bank, N.A.)
 5.34%(g)                                        07/01/25        1,900           1,900,000
------------------------------------------------------------------------------------------
Wisconsin (State of), Heart
 Hospital LLC (The);
 Series 2003, Taxable RB (LOC-JPMorgan Chase
 Bank, N.A.)
 5.32%(g)                                        11/01/23       37,800          37,800,000
==========================================================================================
                                                                             1,326,098,310
==========================================================================================
 Total Variable Rate Demand Notes (Cost
 $1,712,943,310)                                                             1,712,943,310
==========================================================================================

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust

                                                              PRINCIPAL
                                                               AMOUNT
                                                MATURITY        (000)           VALUE
------------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES-6.88%

ASSET-BACKED SECURITIES-FULLY SUPPORTED
 BANK-1.40%


RACERS Trust;
 Series 2004-6-MM, Floating Rate Notes
 (CEP-Lehman Brothers Holdings Inc.)
 (Acquired 04/13/04; Cost $279,000,000)
 5.34%(b)(d)                                     08/22/07     $279,000     $   279,000,000
==========================================================================================



ASSET-BACKED SECURITIES-SECURITY INVESTMENT
 VEHICLES-2.76%


Sigma Finance Inc.,
 (Acquired 03/13/06;
 Cost $99,990,000)
 5.28%(b)(c)(d)                                  03/19/07      100,000          99,999,512
------------------------------------------------------------------------------------------
 (Acquired 11/28/06; Cost $150,000,000)
 5.28%(b)(c)                                     12/03/07      150,000         150,000,000
------------------------------------------------------------------------------------------
 (Acquired 01/04/07; Cost $100,000,000)
 5.32%(b)(c)(d)                                  01/15/08      100,000         100,000,000
------------------------------------------------------------------------------------------
 (Acquired 10/13/06; Cost $100,000,000)
 5.39%(b)(c)                                     10/17/07      100,000         100,000,000
------------------------------------------------------------------------------------------
 (Acquired 01/18/07; Cost $100,000,000)
 5.40%(b)(c)                                     01/22/08      100,000         100,000,000
==========================================================================================
                                                                               549,999,512
==========================================================================================


DIVERSIFIED BANKS-0.18%

Lothian Mortgages Master Issuer PLC;
 (United Kingdom) Series 2006-1A, Class A1,
 Floating Rate Bonds (Acquired 05/05/06; Cost
 $36,271,500) 5.29%(b)(c)(d)                     04/24/07       36,272          36,271,500
==========================================================================================


FULLY SUPPORTED MONOLINE-0.41%

Wachovia Asset Securitization Issuance LLC;
 Series 2004-HEMM1, Class A, Putable Floating
 Rate Bonds (Acquired 09/07/05; Cost
 $80,965,277) 5.31%(b)(d)(i)                     11/25/34       80,965          80,965,276
==========================================================================================


STRUCTURED-2.13%

Granite Master Issuer PLC; (United Kingdom)
 Series 2006-1A, Class A1 Floating Rate Bonds
 (Acquired 01/08/07; Cost $150,000,000)
 5.29%(b)(c)(d)                                  01/20/08      150,000         150,000,000
------------------------------------------------------------------------------------------
 Series 2006-3A, Class A4 Floating Rate Bonds
 5.30%(c)(d)                                     08/20/07       75,000          75,000,000
------------------------------------------------------------------------------------------

                                                              PRINCIPAL
                                                               AMOUNT
                                                MATURITY        (000)           VALUE
------------------------------------------------------------------------------------------
Paragon Mortgages PLC; (United Kingdom)
 Series 12A, Class A1, Floating Rate Bonds
 (Acquired 07/14/06; Cost $91,476,612)
 5.30%(b)(c)(d)                                  05/17/07     $ 91,477     $    91,476,612
------------------------------------------------------------------------------------------
Permanent Financing PLC;
 (United Kingdom) Series 9A, Class 1A,
 Floating Rate Bonds (Acquired 03/15/06; Cost
 $109,000,000)
 5.29%(b)(c)(d)                                  03/10/07      109,000         109,000,000
==========================================================================================
                                                                               425,476,612
==========================================================================================
 Total Asset-Backed Securities (Cost
 $1,371,712,900)                                                             1,371,712,900
==========================================================================================

MASTER NOTE AGREEMENT-4.80%(J)

Merrill Lynch Mortgage Capital, Inc.
 (Acquired 02/05/07; Cost $956,000,000)
 5.44%(b)(d)(g)                                  04/05/07      956,000         956,000,000
==========================================================================================

TIME DEPOSITS-4.61%

CALYON (Cayman Islands)
 5.33%(c)(g)                                     03/01/07       75,000          75,000,000
------------------------------------------------------------------------------------------
Canadian Imperial Bank of Commerce (Cayman
 Islands)
 5.44%(c)(g)                                     03/01/07      220,000         220,000,000
------------------------------------------------------------------------------------------
Danske Bank (United Kingdom)
 5.37%(c)(g)                                     03/01/07      406,000         406,000,000
------------------------------------------------------------------------------------------
Wells Fargo Bank, N.A. (Cayman Islands)
 5.25%(c)(g)                                     03/01/07      218,116         218,115,915
==========================================================================================
 Total Time Deposits (Cost $919,115,915)                                       919,115,915
==========================================================================================

MEDIUM-TERM NOTES-3.51%

Allstate Life Global Funding Floating Rate
 MTN
 5.31%(d)                                        03/27/08       50,000          50,000,000
------------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust

                                                              PRINCIPAL
                                                               AMOUNT
                                                MATURITY        (000)           VALUE
------------------------------------------------------------------------------------------
MEDIUM-TERM NOTES-(CONTINUED)

Allstate Life Global Funding II,
 Floating Rate MTN (Acquired 03/08/04;
 Cost $140,000,000)
 5.37%(b)(d)                                     03/07/08     $140,000     $   140,000,000
------------------------------------------------------------------------------------------
 (Acquired 11/18/03; Cost $130,000,000)
 5.40%(b)(d)                                     03/14/08      130,000         130,000,000
------------------------------------------------------------------------------------------
Credit Agricole S.A. Floating Rate MTN
 (Acquired 06/23/06; Cost $100,000,000)
 5.33%(b)(c)(d)                                  03/24/08      100,000         100,000,000
------------------------------------------------------------------------------------------
Metropolitan Life Global Funding I Floating
 Rate MTN (Acquired 08/20/03; Cost
 $90,000,000)
 5.41%(b)(d)                                     03/14/08       90,000          90,000,000
------------------------------------------------------------------------------------------
Royal Bank of Canada Floating Rate Yankee MTN
 5.37%(c)(d)                                     03/07/08      100,000         100,000,000
------------------------------------------------------------------------------------------
Royal Bank of Scotland PLC, Sr. Unsec.
 Floating Rate MTN (Acquired 04/14/05; Cost
 $60,000,000)
 5.31%(b)(c)(d)                                  03/20/08       60,000          60,000,000
------------------------------------------------------------------------------------------
Westpac Banking Corp. Floating Rate MTN
 (Acquired 01/23/07; Cost $30,001,500)
 5.30%(b)(c)(d)                                  03/05/08       30,000          30,001,469
==========================================================================================
 Total Medium-Term Notes (Cost $700,001,469)                                   700,001,469
==========================================================================================


FUNDING AGREEMENTS-2.32%

MetLife Insurance Co. of Connecticut,
 (Acquired 08/25/06; Cost $100,000,000)
 5.42%(b)(d)(k)                                  08/27/07      100,000         100,000,000
------------------------------------------------------------------------------------------
 (Acquired 11/21/06; Cost $110,000,000)
 5.42%(b)(d)(k)                                  11/21/07      110,000         110,000,000
------------------------------------------------------------------------------------------
New York Life Insurance Co. (Acquired
 04/05/06; Cost $253,000,000)
 5.42%(b)(d)(k)                                  04/05/07      253,000         253,000,000
==========================================================================================
 Total Funding Agreements (Cost $463,000,000)                                  463,000,000
==========================================================================================
TOTAL INVESTMENTS (excluding Repurchase
 Agreements)-74.75% (Cost $14,898,353,718)                                  14,898,353,718
__________________________________________________________________________________________
==========================================================================================



                                                REPURCHASE
                                                  AMOUNT           VALUE
-----------------------------------------------------------------------------
REPURCHASE AGREEMENTS-26.36%(L)

ABN AMRO Bank N.V., Agreement dated 02/28/07,
  maturing value $200,029,611 (collateralized
  by U.S. Government obligations valued at
  $204,000,000; 5.71%-6.00%,
  04/01/35-05/01/38)
  5.33%, 03/01/07                              $200,029,611   $   200,000,000
-----------------------------------------------------------------------------
ABN AMRO Bank N.V., Joint agreement dated
  02/28/07, aggregate maturing value
  $350,051,139 (collateralized by U.S.
  Government obligations valued at
  $357,000,198; 3.00%-8.75%,
  06/30/08-08/15/22)
  5.26%, 03/01/07                              289,915,095        289,872,741
-----------------------------------------------------------------------------
Banc of America Securities LLC, Joint
  agreement dated 02/28/07, aggregate
  maturing value $250,036,458 (collateralized
  by U.S. Government obligations valued at
  $255,000,937; 0%-3.38%, 11/15/08-10/15/09)
  5.25%, 03/01/07                                5,000,729          5,000,000
-----------------------------------------------------------------------------
Banc of America Securities LLC, Joint
  agreement dated 02/28/07, aggregate
  maturing value $500,073,889 (collateralized
  by U.S. Government obligations valued at
  $510,000,001;
  5.00%, 05/01/35)
  5.32%, 03/01/07                              325,048,028        325,000,000
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
                                                REPURCHASE
                                                  AMOUNT           VALUE
REPURCHASE AGREEMENTS-(CONTINUED)

Barclays Capital Inc., Joint agreement dated
  02/28/07, aggregate maturing value
  $300,043,917 (collateralized by U.S.
  Government obligations valued at
  $306,000,397; 0.88%, 04/15/10)
  5.27%, 03/01/07                              $55,008,051    $    55,000,000
-----------------------------------------------------------------------------
Barclays Capital Inc., Joint agreement dated
  02/28/07, aggregate maturing value
  $500,074,028 (collateralized by U.S.
  Government obligations valued at
  $510,000,001; 4.00%-6.50%,
  08/01/18-06/01/39)
  5.33%, 03/01/07                              236,332,793        236,297,808
-----------------------------------------------------------------------------
Barclays Capital Inc., Joint agreement dated
  02/28/07, aggregate maturing value
  $500,621,781 (collateralized by U.S.
  Government obligations valued at
  $510,559,749; 0%-6.15%, 07/25/07-08/15/19)
  5.31%, 03/01/07                              132,067,246        132,047,769
-----------------------------------------------------------------------------
Bear, Stearns & Co., Inc., Joint agreement
  dated 02/28/07, aggregate maturing value
  $300,044,167 (collateralized by U.S.
  Government obligations valued at
  $306,004,334; 5.00%-7.00%,
  04/01/14-03/01/37)
  5.30%, 03/01/07                              100,014,722        100,000,000
-----------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust

                                                REPURCHASE
                                                  AMOUNT           VALUE
-----------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

BNP Paribas, Joint agreement dated 02/28/07,
  aggregate maturing value $250,036,597
  (collateralized by U.S. Government
  obligations valued at $255,000,422;
  0%-3.50%, 04/19/07-07/15/13)
  5.27%, 03/01/07                              $ 5,000,732    $     5,000,000
-----------------------------------------------------------------------------
BNP Paribas Securities Corp., Joint agreement
  dated 02/28/07, aggregate maturing value
  $999,149,087 (collateralized by U.S.
  Government and Corporate obligations valued
  at $1,033,052,963; 0%-7.68%,
  12/15/19-01/20/47)
  5.37%, 03/01/07(c)                           796,148,013        796,029,217
-----------------------------------------------------------------------------
Citigroup Global Markets Inc., Joint
  agreement dated 02/28/07, aggregate
  maturing value $1,300,194,007
  (collateralized by Corporate obligations
  valued at $1,365,000,001; 0%-26.32%,
  07/15/18-09/20/51)
  5.37%, 03/01/07                              899,133,163        899,000,000
-----------------------------------------------------------------------------
Citigroup Global Markets Inc., Joint
  agreement dated 02/28/07, aggregate
  maturing value $250,036,597 (collateralized
  by U.S. Government obligations valued at
  $255,000,000; 0%-4.88%, 10/31/07-02/15/20)
  5.27%, 03/01/07                                5,000,732          5,000,000
-----------------------------------------------------------------------------
Credit Suisse Securities (USA) LLC, Joint
  agreement dated 02/28/07, aggregate
  maturing value $250,036,597 (collateralized
  by U.S. Government obligations valued at
  $255,001,137; 0%, 08/15/26-11/15/26)
  5.27%, 03/01/07                                5,000,732          5,000,000
-----------------------------------------------------------------------------
Deutsche Bank Securities Inc., Joint
  agreement dated 02/28/07, aggregate
  maturing value $250,036,597 (collateralized
  by U.S. Government obligations valued at
  $255,000,536; 2.00%-8.13%,
  07/15/14-08/15/19)
  5.27%, 03/01/07                                5,000,732          5,000,000
-----------------------------------------------------------------------------
Fortis Bank N.V./S.A., Joint agreement dated
  02/28/07, aggregate maturing value
  $1,000,148,958 (collateralized by Corporate
  obligations valued at $1,050,000,000;
  4.25%-6.00%, 09/25/33-12/03/51)
  5.36%, 03/01/07(c)                           830,123,635        830,000,000
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
                                                REPURCHASE
                                                  AMOUNT           VALUE
REPURCHASE AGREEMENTS-(CONTINUED)

Goldman, Sachs & Co., Agreement dated
  02/28/07, maturing value $250,037,014
  (collateralized by U.S. Government
  obligations valued at $255,000,000;
  6.00%-6.50%, 03/01/26-05/01/33)
  5.33%, 03/01/07                              $250,037,014   $   250,000,000
-----------------------------------------------------------------------------
Greenwich Capital Markets, Inc., Joint
  agreement dated 02/28/07, aggregate
  maturing value $800,118,667 (collateralized
  by U.S. Government obligations valued at
  $816,004,542; 0%-8.88%, 04/20/07-02/01/37)
  5.34%, 03/01/07                              660,790,570        660,692,567
-----------------------------------------------------------------------------
JPMorgan Securities Inc., Joint agreement
  dated 02/28/07, aggregate maturing value
  $250,036,528 (collateralized by U.S.
  Government obligations valued at
  $255,003,563; 0%-8.00%, 05/15/14-02/15/37)
  5.26%, 03/01/07                                5,000,731          5,000,000
-----------------------------------------------------------------------------
Morgan Stanley, Agreement dated 02/28/07,
  maturing value $250,036,944 (collateralized
  by U.S. Government obligations valued at
  $256,090,261; 4.50%-7.00%,
  09/01/19-01/01/37)
  5.32%, 03/01/07                              250,036,944        250,000,000
-----------------------------------------------------------------------------
Morgan Stanley, Joint agreement dated
  02/28/07, aggregate maturing value
  $250,036,528 (collateralized by U.S.
  Government obligations valued at
  $257,026,021; 3.50%-6.50%,
  11/15/09-02/15/10)
  5.26%, 03/01/07                                5,000,731          5,000,000
-----------------------------------------------------------------------------
Societe Generale S.A., Joint agreement dated
  02/28/07, aggregate maturing value
  $300,043,833 (collateralized by U.S.
  Government obligations valued at
  $306,000,194; 0%-13.25%, 07/26/07-02/15/36)
  5.26%, 03/01/07                               55,008,036         55,000,000
-----------------------------------------------------------------------------
UBS Securities LLC, Joint agreement dated
  02/28/07, aggregate maturing value
  $300,043,917 (collateralized by U.S.
  Government obligations valued at
  $306,003,404; 4.50%-7.50%,
  08/15/11-02/15/36)
  5.27%, 03/01/07                               55,008,051         55,000,000
-----------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust


                                                REPURCHASE
                                                  AMOUNT           VALUE
-----------------------------------------------------------------------------
Wachovia Capital Markets, LLC, Joint
  agreement dated 2/28/07, aggregate maturing
  value $300,044,833 (collateralized by
  Corporate obligations valued at
  $315,000,001; 4.12%-9.10%,
  10/20/18-08/15/48)
  5.38%, 03/01/07                              $85,615,033    $    85,602,240
=============================================================================
    Total Repurchase Agreements (Cost
      $5,254,542,342)                                           5,254,542,342
=============================================================================
TOTAL INVESTMENTS-101.11% (Cost
  $20,152,896,060)(m)(n)                                       20,152,896,060
=============================================================================
OTHER ASSETS LESS LIABILITIES-(1.11)%                            (221,993,453)
=============================================================================
NET ASSETS-100.00%                                            $19,930,902,607
_____________________________________________________________________________
=============================================================================

Investment Abbreviations:

ACES    - Automatically Convertible Extendable Security
CEP     - Credit Enhancement Provider
Conv.   - Convertible
COP     - Certificates of Participation
GO      - General Obligation Bonds
IDR     - Industrial Development Revenue Bonds
INS     - Insurer
LOC     - Letter of Credit
MTN     - Medium-Term Notes
PARTs   - Pooled Adjustable Rate Taxable Notes(SM)
PCR     - Pollution Control Revenue Bonds
RACERS  - Restructured Asset Certificates with Enhanced ReturnS(SM)
RB      - Revenue Bonds
Sr.     - Senior
TAN     - Tax Anticipation Notes
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at February 28, 2007 was $9,339,906,022, which represented 46.86% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows:
    United Kingdom: 17.8%; France: 7.1%; Belgium: 5.0%; other countries less than 5%: 7.9%.
(d) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2007.
(e) Demand security; payable upon demand by the Fund with usually no more than seven calendar days' notice.
(f) Principal and/or interest payments are secured by the bond insurance company listed.
(g) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(h) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(i) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months.
(j) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice based depending on the timing of the demand.
(k) Security considered to be illiquid. The Fund is limited to investing 10% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at February 28, 2007 was $463,000,000, which represented 2.32% of the Fund's Net Assets.
(l) Principal amount equals value at period end. See Note 11.
(m) Also represents cost for federal income tax purposes.
(n) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

                             ENTITIES                            PERCENTAGE
   ------------------------------------------------------------------------
   CALYON                                                            5.1%
   ________________________________________________________________________
   ========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

STIC PRIME PORTFOLIO

SCHEDULE OF INVESTMENTS

February 28, 2007
(Unaudited)

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)           VALUE
---------------------------------------------------------------------------------------
COMMERCIAL PAPER-66.83%(A)


ASSET-BACKED SECURITIES-COMMERCIAL
 LOANS/LEASES-3.96%


Fountain Square Commercial Funding Corp.
 (Acquired 01/29/07; Cost $39,650,000)
 5.25%(b)                                      03/30/07   $     40,000   $   39,830,833
---------------------------------------------------------------------------------------
 (Acquired 02/23/07; Cost $64,440,729)
 5.25%(b)                                      04/23/07         65,000       64,497,604
---------------------------------------------------------------------------------------
 (Acquired 01/08/07; Cost $69,406,789)
 5.26%(b)                                      03/07/07         70,000       69,938,634
---------------------------------------------------------------------------------------
 (Acquired 01/11/07; Cost $59,500,300)
 5.26%(b)                                      03/09/07         60,000       59,929,867
---------------------------------------------------------------------------------------
 (Acquired 01/11/07; Cost $29,737,000)
 5.26%(b)                                      03/12/07         30,000       29,951,783
---------------------------------------------------------------------------------------
 (Acquired 02/21/07; Cost $39,661,022)
 5.26%(b)                                      04/20/07         40,000       39,707,778
=======================================================================================
                                                                            303,856,499
=======================================================================================



ASSET-BACKED SECURITIES-CONSUMER RECEIVABLES-7.63%


Old Line Funding, LLC (Acquired 01/19/07;
 Cost $34,182,343)
 5.25%(b)                                      03/02/07         34,393       34,387,984
---------------------------------------------------------------------------------------
 (Acquired 01/19/07; Cost $55,638,461)
 5.25%(b)                                      03/05/07         56,006       55,973,330
---------------------------------------------------------------------------------------
 (Acquired 02/08/07; Cost $61,584,083)
 5.25%(b)                                      03/26/07         62,000       61,773,958
---------------------------------------------------------------------------------------
 (Acquired 02/22/07; Cost $40,980,177)
 5.25%(b)                                      04/10/07         41,263       41,022,299
---------------------------------------------------------------------------------------
 (Acquired 02/23/07; Cost $58,097,854)
 5.25%(b)                                      04/13/07         58,516       58,149,056
---------------------------------------------------------------------------------------
 (Acquired 02/23/07; Cost $41,323,502)
 5.26%(b)                                      04/02/07         41,554       41,359,897
---------------------------------------------------------------------------------------
 (Acquired 02/15/07; Cost $39,836,356)
 5.26%(b)                                      03/15/07         40,000       39,918,178
---------------------------------------------------------------------------------------
Thunder Bay Funding, LLC (Acquired 02/06/07;
 Cost $44,212,059)
 5.25%(b)                                      03/19/07         44,478       44,361,245
---------------------------------------------------------------------------------------
 (Acquired 02/07/07; Cost $54,003,922)
 5.26%(b)                                      04/03/07         54,441       54,178,753
---------------------------------------------------------------------------------------
 (Acquired 02/02/07; Cost $31,214,372)
 5.26%(b)                                      03/01/07         31,338       31,338,000
---------------------------------------------------------------------------------------
 (Acquired 02/08/07; Cost $30,001,641)
 5.26%(b)                                      03/13/07         30,147       30,094,142
---------------------------------------------------------------------------------------
 (Acquired 02/15/07; Cost $39,836,356)
 5.26%(b)                                      03/15/07         40,000       39,918,178
---------------------------------------------------------------------------------------
 (Acquired 02/07/07; Cost $52,330,152)
 5.26%(b)                                      03/26/07         52,692       52,499,528
=======================================================================================
                                                                            584,974,548
=======================================================================================

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)           VALUE
---------------------------------------------------------------------------------------


ASSET-BACKED SECURITIES-FULLY SUPPORTED
 BANK-10.43%


Govco Inc. (Multi CEP's-Government sponsored
 entities) (Acquired 01/29/07; Cost
 $49,737,250)
 5.26%(b)                                      03/06/07   $     50,000   $   49,963,507
---------------------------------------------------------------------------------------
Legacy Capital Co., LLC-Series A
 (Multi-CEP's-Liberty Hampshire Co., LLC;
 agent) (Acquired 02/13/07; Cost $49,802,375)
 5.27%(b)                                      03/12/07         50,000       49,919,486
---------------------------------------------------------------------------------------
Long Lane Master Trust IV-Series A (CEP-Bank
 of America, N.A.) (Acquired
 01/22/07-02/22/07; Cost $101,861,580)
 5.26%(b)                                      03/20/07        102,617      102,332,008
---------------------------------------------------------------------------------------
 (Acquired 02/23/07-02/26/07; Cost
 $149,363,208)
 5.27%(b)                                      03/27/07        150,000      149,429,083
---------------------------------------------------------------------------------------
Ticonderoga Funding LLC (CEP-Bank of America,
 N.A.) (Acquired 02/22/07; Cost $73,564,722)
 5.26%(b)                                      03/28/07         73,932       73,640,338
---------------------------------------------------------------------------------------

STIC PRIME PORTFOLIO

Short-Term Investments Trust

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)           VALUE
---------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-FULLY SUPPORTED
  BANK-(CONTINUED)

Variable Funding Capital Co. LLC
 (CEP-Wachovia Bank N.A.) (Acquired 01/25/07;
 Cost $149,081,250)
 5.25%(b)                                      03/08/07   $    150,000   $  149,846,875
---------------------------------------------------------------------------------------
 (Acquired 02/13/07; Cost $99,475,000)
 5.25%(b)                                      03/21/07        100,000       99,708,334
---------------------------------------------------------------------------------------
 (Acquired 02/05/07; Cost $49,671,875)
 5.25%(b)                                      03/22/07         50,000       49,846,875
---------------------------------------------------------------------------------------
 (Acquired 02/05/07; Cost $49,817,361)
 5.26%(b)                                      03/02/07         50,000       49,992,695
---------------------------------------------------------------------------------------
 (Acquired 02/08/07; Cost $24,868,250)
 5.27%(b)                                      03/16/07         25,000       24,945,104
=======================================================================================
                                                                            799,624,305
=======================================================================================



ASSET-BACKED SECURITIES-FULLY SUPPORTED
 MONOLINE-1.44%


Aquinas Funding LLC
 (CEP-MBIA Insurance Corp.) (Acquired
 02/20/07-02/21/07; Cost $110,004,848)
 5.27%(b)                                      03/23/07        110,497      110,141,476
=======================================================================================



ASSET-BACKED SECURITIES-
 MULTI-PURPOSE-24.08%


Atlantic Asset Securitization LLC (Acquired
 02/07/07; Cost $40,002,371)
 5.26%(b)                                      04/05/07         40,338       40,131,912
---------------------------------------------------------------------------------------
 (Acquired 02/06/07; Cost $22,260,714)
 5.26%(b)                                      03/16/07         22,385       22,335,940
---------------------------------------------------------------------------------------
 (Acquired 02/26/07; Cost $53,201,475)
 5.26%(b)                                      04/27/07         53,672       53,225,001
---------------------------------------------------------------------------------------
 (Acquired 02/15/07; Cost $49,583,188)
 5.27%(b)                                      04/13/07         50,000       49,685,562
---------------------------------------------------------------------------------------
Barton Capital LLC
 (Acquired 01/18/07; Cost $94,321,146)
 5.25%(b)                                      03/08/07         95,000       94,903,021
---------------------------------------------------------------------------------------
 (Acquired 02/09/07; Cost $99,547,917)
 5.25%(b)                                      03/12/07        100,000       99,839,583
---------------------------------------------------------------------------------------
 (Acquired 02/22/07; Cost $50,695,062)
 5.25%(b)                                      04/04/07         51,000       50,747,125
---------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)           VALUE
---------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-
  MULTI-PURPOSE-(CONTINUED)

Chariot Funding LLC/Ltd. (Acquired 01/10/07;
 Cost $101,020,248)
 5.25%(b)                                      03/09/07   $    101,882   $  101,763,138
---------------------------------------------------------------------------------------
 (Acquired 02/21/07; Cost $19,862,656)
 5.26%(b)                                      04/09/07         20,000       19,886,033
---------------------------------------------------------------------------------------
Charta LLC (Acquired 01/23/07; Cost
 $79,323,333)
 5.25%(b)                                      03/22/07         80,000       79,755,000
---------------------------------------------------------------------------------------
 (Acquired 02/01/07; Cost $49,612,806)
 5.26%(b)                                      03/26/07         50,000       49,817,361
---------------------------------------------------------------------------------------
 (Acquired 02/01/07; Cost $90,381,221)
 5.26%(b)                                      03/27/07         91,100       90,753,921
---------------------------------------------------------------------------------------
Clipper Receivables Co., LLC
 5.26%                                         03/06/07         50,000       49,963,507
---------------------------------------------------------------------------------------
CRC Funding LLC
 (Acquired 01/23/07; Cost $49,569,792)
 5.25%(b)                                      03/23/07         50,000       49,839,583
---------------------------------------------------------------------------------------
 (Acquired 01/30/07; Cost $99,371,722)
 5.26%(b)                                      03/14/07        100,000       99,810,055
---------------------------------------------------------------------------------------
 (Acquired 01/29/07; Cost $59,596,733)
 5.26%(b)                                      03/16/07         60,000       59,868,500
---------------------------------------------------------------------------------------
 (Acquired 02/21/07; Cost $61,637,467)
 5.27%(b)                                      03/22/07         61,900       61,709,890
---------------------------------------------------------------------------------------
Fairway Finance Co., LLC (Acquired 02/07/07;
 Cost $111,700,746)
 5.26%(b)                                      03/29/07        112,522      112,062,098
---------------------------------------------------------------------------------------
 (Acquired 02/01/07;
 Cost $49,795,444)
 5.26%(b)                                      03/01/07         50,000       50,000,000
---------------------------------------------------------------------------------------
Falcon Asset Securitization Corp. (Acquired
 02/06/07; Cost $60,004,255)
 5.25%(b)                                      03/28/07         60,445       60,206,998
---------------------------------------------------------------------------------------
 (Acquired 02/06/07; Cost $50,009,940)
 5.26%(b)                                      03/14/07         50,267       50,171,521
---------------------------------------------------------------------------------------
 (Acquired 02/20/07; Cost $38,846,145)
 5.26%(b)                                      03/19/07         39,000       38,897,430
---------------------------------------------------------------------------------------

STIC PRIME PORTFOLIO

Short-Term Investments Trust

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)           VALUE
---------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-
  MULTI-PURPOSE-(CONTINUED)

Ranger Funding Co., LLC (Acquired 02/23/07;
 Cost $148,862,500)
 5.25%(b)                                      04/16/07   $    150,000   $  148,993,750
---------------------------------------------------------------------------------------
 (Acquired 02/01/07; Cost $73,005,005)
 5.26%(b)                                      03/19/07         73,499       73,305,698
---------------------------------------------------------------------------------------
 (Acquired 02/20/07; Cost $49,795,250)
 5.27%(b)                                      03/20/07         50,000       49,861,062
---------------------------------------------------------------------------------------
Sheffield Receivables Corp. (Acquired
 02/07/07; Cost $149,254,833)
 5.26%(b)                                      03/13/07        150,000      149,737,000
---------------------------------------------------------------------------------------
Yorktown Capital, LLC
 5.26%                                         03/15/07         38,827       38,747,577
=======================================================================================
                                                                          1,846,018,266
=======================================================================================



ASSET-BACKED SECURITIES-SECURITY INVESTMENT
 VEHICLES-12.54%


Aquifer Funding Ltd./LLC (Acquired 02/06/07;
 Cost $99,590,111)
 5.27%(b)                                      03/06/07        100,000       99,926,805
---------------------------------------------------------------------------------------
 (Acquired 02/07/07; Cost $74,692,583)
 5.27%(b)                                      03/07/07         75,000       74,934,125
---------------------------------------------------------------------------------------
Grenadier Funding, Ltd./Corp. (Acquired
 02/08/07; Cost $41,534,017)
 5.26%(b)                                      04/09/07         41,901       41,662,461
---------------------------------------------------------------------------------------
Klio II Funding, Ltd./Corp. (Acquired
 01/29/07; Cost $99,940,733)
 5.28%(b)                                      03/02/07        100,412      100,397,273
---------------------------------------------------------------------------------------
 (Acquired 02/14/07-02/16/07; Cost
 $109,965,039)
 5.28%(b)                                      03/16/07        110,427      110,184,269
---------------------------------------------------------------------------------------
 (Acquired 02/27/07; Cost $34,094,664)
 5.28%(b)                                      03/21/07         34,200       34,099,680
---------------------------------------------------------------------------------------
Liberty Harbour II CDO Ltd./Inc. (Acquired
 02/27/07; Cost $134,188,969)
 5.28%(b)                                      04/11/07        135,000      134,188,969
---------------------------------------------------------------------------------------
 (Acquired 02/27/07; Cost $74,538,000)
 5.28%(b)                                      04/12/07         75,000       74,538,000
---------------------------------------------------------------------------------------
Newport Funding Corp. (CEP-MBIA Insurance
 Corp.) (Acquired 02/26/07; Cost $24,835,625)
 5.26%(b)                                      04/12/07         25,000       24,846,583
---------------------------------------------------------------------------------------
 (Acquired 02/13/07; Cost $49,787,736)
 5.27%(b)                                      03/14/07         50,000       49,904,847
---------------------------------------------------------------------------------------
 (Acquired 01/30/07; Cost $24,838,972)
 5.27%(b)                                      03/15/07         25,000       24,948,764
---------------------------------------------------------------------------------------
 (Acquired 01/31/07; Cost $49,641,347)
 5.27%(b)                                      03/21/07         50,000       49,853,611
---------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)           VALUE
---------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-SECURITY INVESTMENT
  VEHICLES-(CONTINUED)

Perry Global Funding, Ltd./LLC-Series A
 (Acquired 02/07/07; Cost $30,533,639)
 5.25%(b)                                      04/02/07   $     30,776   $   30,632,379
---------------------------------------------------------------------------------------
 (Acquired 02/13/07; Cost $56,064,170)
 5.26%(b)                                      03/15/07         56,311       56,195,813
---------------------------------------------------------------------------------------
Tierra Alta Funding I, Ltd./Corp. (Acquired
 02/15/07; Cost $19,897,528)
 5.27%(b)                                      03/22/07         20,000       19,938,517
---------------------------------------------------------------------------------------
 (Acquired 01/23/07; Cost $35,407,538)
 5.28%(b)                                      03/07/07         35,627       35,595,648
=======================================================================================
                                                                            961,847,744
=======================================================================================


ASSET-BACKED SECURITIES-TRADE
 RECEIVABLES-3.49%


CAFCO, LLC
 (Acquired 01/24/07; Cost $24,828,646)
 5.25%(b)                                      03/12/07         25,000       24,959,896
---------------------------------------------------------------------------------------
 (Acquired 02/06/07; Cost $48,764,596)
 5.25%(b)                                      03/29/07         49,130       48,929,386
---------------------------------------------------------------------------------------
 (Acquired 01/16/07; Cost $99,357,111)
 5.26%(b)                                      03/01/07        100,000      100,000,000
---------------------------------------------------------------------------------------
 (Acquired 02/27/07; Cost $49,295,621)
 5.26%(b)                                      04/10/07         49,600       49,310,116
---------------------------------------------------------------------------------------
Ciesco, LLC (Acquired 02/05/07; Cost
 $44,665,313)
 5.25%(b)                                      03/28/07         45,000       44,822,812
=======================================================================================
                                                                            268,022,210
=======================================================================================

STIC PRIME PORTFOLIO

Short-Term Investments Trust

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)           VALUE
---------------------------------------------------------------------------------------


DIVERSIFIED BANKS-3.26%


Citigroup Funding Inc.
 5.27%                                         03/05/07   $    150,000   $  149,912,250
---------------------------------------------------------------------------------------
 5.27%                                         03/07/07        100,000       99,912,250
=======================================================================================
                                                                            249,824,500
=======================================================================================
 Total Commercial Paper (Cost $5,124,309,548)                             5,124,309,548
=======================================================================================
MASTER NOTE AGREEMENTS-8.19%


Lehman Brothers Inc. (Acquired 01/10/07; Cost
 $228,000,000)
 5.42%(b)(c)(d)(e)                                  --         228,000      228,000,000
---------------------------------------------------------------------------------------
Merrill Lynch Mortgage Capital, Inc.
 (Acquired 02/05/07; Cost $400,000,000)
 5.44%(b)(c)(d)                                04/05/07        400,000      400,000,000
=======================================================================================
 Total Master Note Agreements (Cost
 $628,000,000)                                                              628,000,000
=======================================================================================
U.S. GOVERNMENT AGENCY SECURITIES-0.87%


FEDERAL HOME LOAN BANK (FHLB)-0.87%


Unsec. Disc. Notes, 5.14%(a)(c) (Cost
 $66,200,000)                                  03/01/07         66,200       66,200,000
=======================================================================================
TOTAL INVESTMENTS
 (excluding Repurchase
 Agreements)-75.89%
 (Cost $5,818,509,548)                                                    5,818,509,548
=======================================================================================


                                                REPURCHASE
                                                  AMOUNT

REPURCHASE AGREEMENTS-27.21%(F)

ABN AMRO Bank N.V., Joint agreement dated
 02/28/07, aggregate maturing value
 $250,036,875 (collateralized by U.S.
 Government obligations valued at
 $255,000,272; 3.60%-6.00%,
 03/15/07-09/17/18)
 5.31%, 03/01/07                                105,015,488      105,000,000
-----------------------------------------------------------------------------
Banc of America Securities LLC, Joint
 agreement dated 02/28/07, aggregate maturing
 value $500,073,889 (collateralized by U.S.
 Government obligations valued at
 $510,000,001; 5.00%, 05/01/35)
 5.32%, 03/01/07                                 21,962,284       21,959,039
-----------------------------------------------------------------------------
Barclays Capital Inc., Joint agreement dated
 02/28/07, aggregate maturing value
 $500,074,028 (collateralized by U.S.
 Government obligations valued at
 $510,000,001; 4.00%-6.50%,
 08/01/18-06/01/39)
 5.33%, 03/01/07                                263,741,235      263,702,192
-----------------------------------------------------------------------------
Bear, Stearns & Co., Inc., Joint agreement
 dated 02/28/07, aggregate maturing value
 $300,044,167 (collateralized by U.S.
 Government obligations valued at
 $306,004,334; 5.00%-7.00%,
 04/01/14-03/01/37)
 5.30%, 03/01/07                               $200,029,444   $  200,000,000
-----------------------------------------------------------------------------
BNP Paribas Securities Corp., Joint agreement
 dated 02/28/07, aggregate maturing value
 $250,036,944 (collateralized by U.S.
 Government obligations valued at
 $255,000,405; 0%-4.72%, 04/18/07-03/15/10)
 5.32%, 03/01/07                                104,015,369      104,000,000
-----------------------------------------------------------------------------
Credit Suisse Securities (USA) LLC, Joint
 agreement dated 02/28/07, aggregate maturing
 value $250,036,944 (collateralized by U.S.
 Government obligations valued at
 $255,004,725; 0%, 11/30/07-06/17/33)
 5.32%, 03/01/07                                105,015,517      105,000,000
-----------------------------------------------------------------------------
Fortis Bank N.V./S.A., Joint agreement dated
 02/28/07, aggregate maturing value
 $200,029,611 (collateralized by U.S.
 Government obligations valued at
 $204,000,000; 2.88%-5.00%,
 09/14/07-11/01/19)
 5.33%, 03/01/07                                145,021,468      145,000,000
-----------------------------------------------------------------------------
Fortis Securities LLC, Joint agreement dated
 02/28/07, aggregate maturing value
 $275,040,639 (collateralized by U.S.
 Government obligations valued at
 $280,500,287; 0%-4.00%, 03/15/07-02/15/15)
 5.32%, 03/01/07                                129,019,063      129,000,000
-----------------------------------------------------------------------------
Goldman, Sachs & Co., Joint agreement dated
 02/28/07, aggregate maturing value
 $250,036,944 (collateralized by U.S.
 Government obligations valued at
 $255,000,043; 3.15%-6.25%,
 12/14/07-07/28/23)
 5.32%, 03/01/07                                104,015,369      104,000,000
-----------------------------------------------------------------------------
Morgan Stanley, Joint agreement dated
 02/28/07, aggregate maturing value
 $250,036,806 (collateralized by U.S.
 Government obligations valued at
 $257,623,762; 0%-7.13%, 04/05/07-04/01/56)
 5.30%, 03/01/07                                104,015,311      104,000,000
-----------------------------------------------------------------------------
Societe Generale S.A., Agreement dated
 02/28/07, (collateralized by U.S. Government
 obligations valued at $306,000,000;
 0%-6.84%, 01/15/08-12/01/36)
 5.33%, 03/01/07                                300,044,417      300,000,000
-----------------------------------------------------------------------------
UBS Securities LLC, Agreement dated 02/28/07,
 (collateralized by U.S. Government
 obligations valued at $255,002,643;
 5.00%-7.00%, 08/01/29-11/01/35) 5.33%,
 03/01/07                                       250,037,014      250,000,000
-----------------------------------------------------------------------------

STIC PRIME PORTFOLIO

Short-Term Investments Trust

                                                REPURCHASE
                                                  AMOUNT           VALUE
-----------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

UBS Securities LLC, Joint agreement dated
 02/28/07, aggregate maturing value
 $150,022,167 (collateralized by U.S.
 Government obligations valued at
 $153,001,380; 0%, 07/15/20-04/15/30) 5.32%,
 03/01/07                                      $  5,000,739   $    5,000,000
-----------------------------------------------------------------------------
Wachovia Bank, N.A., Agreement dated
 02/28/07, (collateralized by U.S. Government
 obligations valued at $255,000,001;
 4.50%-7.65%, 10/15/09-12/15/45) 5.33%,
 03/01/07                                       250,037,014      250,000,000
=============================================================================
 Total Repurchase Agreements (Cost
 $2,086,661,231)                                               2,086,661,231
=============================================================================
TOTAL INVESTMENTS-103.10% (Cost
 $7,905,170,779)(g)(h)                                         7,905,170,779
=============================================================================
OTHER ASSETS LESS LIABILITIES-(3.10)%                           (237,649,750)
=============================================================================
NET ASSETS-100.00%                                            $7,667,521,029
_____________________________________________________________________________
=============================================================================


Investment Abbreviations:

CEP     - Credit Enhancement Provider
Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at February 28, 2007 was $5,413,773,964, which represented 70.61% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(d) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice depending upon the timing of the demand. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on February 28, 2007.
(e) Open master note agreement with no specified maturity date. Either party may terminate the agreement upon thirty days prior written notice provided the last maturing advances under the note is paid in full, whether at maturity or on demand.
(f) Principal amount equals value at period end. See Note 11.
(g) Also represents cost for federal income tax purposes.
(h) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

      ENTITIES                                                          PERCENTAGE
      ----------------------------------------------------------------------------
      Merrill Lynch & Co.                                                  5.2%
       ___________________________________________________________________________
      ============================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

TREASURY PORTFOLIO

SCHEDULE OF INVESTMENTS

February 28, 2007
(Unaudited)


                       PRINCIPAL
                        AMOUNT
            MATURITY     (000)          VALUE
--------------------------------------------------
U.S. TREASURY
SECURITIES-21.35%
U.S.
  TREASURY
  BILLS-21.35%(A)
4.84%       04/05/07   $100,000    $    99,528,958
--------------------------------------------------
4.92%       04/05/07    100,000         99,522,153
--------------------------------------------------
4.94%       04/12/07    100,000         99,423,667
--------------------------------------------------
4.88%       05/17/07    150,000        148,435,617
--------------------------------------------------
4.87%       05/24/07    100,000         98,864,600
--------------------------------------------------
4.86%       05/31/07    100,000         98,771,247
--------------------------------------------------
4.87%       06/14/07    100,000         98,580,750
--------------------------------------------------
4.88%       06/14/07    100,000         98,576,666
--------------------------------------------------
4.87%       06/21/07    100,000         98,483,333
--------------------------------------------------
4.91%       07/05/07    100,000         98,283,250
--------------------------------------------------
4.92%       07/12/07    100,000         98,183,442
==================================================
    Total
      U.S.
  Treasury
Securities
     (Cost
     $1,136,653,683)                 1,136,653,683
==================================================
TOTAL
INVESTMENTS
 (excluding
Repurchase
Agreements)-21.35%
  (Cost
  $1,136,653,683)                    1,136,653,683
==================================================

                                                REPURCHASE
                                                  AMOUNT
REPURCHASE AGREEMENTS-79.06%(B)

ABN AMRO Bank N.V., Joint agreement dated
  02/28/07, aggregate maturing value
  $350,051,139 (collateralized by U.S.
  Treasury obligations valued at
  $357,000,198; 3.00%-8.75%,
  06/30/08-08/15/22) 5.26%, 03/01/07            60,136,044        60,127,259
----------------------------------------------------------------------------
Banc of America Securities LLC, Joint
  agreement dated 02/28/07, aggregate
  maturing value $250,036,458 (collateralized
  by U.S. Treasury obligations valued at
  $255,000,937; 3.38%, 11/15/08-10/15/09)
  5.25%, 03/01/07                              245,035,729       245,000,000
----------------------------------------------------------------------------
Barclays Capital Inc., Joint agreement dated
  02/28/07, aggregate maturing value
  $300,043,917 (collateralized by U.S.
  Treasury obligations valued at
  $306,000,397; 0.88%, 04/15/10) 5.27%,
  03/01/07                                     245,035,865       245,000,000
----------------------------------------------------------------------------
Bear, Stearns & Co., Inc., Open agreement,
  with no specific maturity date
  (collateralized by U.S. Treasury
  obligations valued at $102,187,338;
  0%-7.00%, 04/30/07-03/01/37)
  5.32%(c)                                              --       100,000,000
----------------------------------------------------------------------------

----------------------------------------------------------------------------
                                                REPURCHASE
                                                  AMOUNT          VALUE
REPURCHASE AGREEMENTS-(CONTINUED)

BNP Paribas Securities Corp., Joint agreement
  dated 02/28/07, aggregate maturing value
  $250,036,597 (collateralized by U.S.
  Treasury obligations valued at
  $255,000,422; 0%-3.50%, 04/19/07-07/15/13)
  5.27%, 03/01/07                              $245,035,865   $  245,000,000
----------------------------------------------------------------------------
CIBC World Markets Inc., Agreement dated
  02/28/07, (collateralized by U.S. Treasury
  obligations valued at $102,179,387;
  3.63%-4.50%, 09/30/11-05/15/13) 5.27%,
  03/01/07                                     100,014,639       100,000,000
----------------------------------------------------------------------------
Citigroup Global Markets Inc., Joint
  agreement dated 02/28/07, aggregate
  maturing value $250,036,597 (collateralized
  by U.S. Treasury obligations valued at
  $255,000,000; 0%-4.88%; 10/31/07-02/15/20)
  5.27%, 03/01/07                              245,035,865       245,000,000
----------------------------------------------------------------------------
Credit Suisse Securities (USA) LLC, Joint
  agreement dated 02/28/07, aggregate
  maturing value $250,036,597 (collateralized
  by U.S. Treasury obligations valued at
  $255,001,137; 0%, 08/15/26-11/15/26)
  5.27%, 03/01/07                              245,035,865       245,000,000
----------------------------------------------------------------------------
Deutsche Bank Securities Inc., Joint
  agreement dated 02/28/07, aggregate
  maturity value $250,036,597 (collateralized
  by U.S. Treasury obligations value at
  $255,000,536; 2.00-8.13%,
  07/15/14-08/15/19)
  5.27%, 03/01/07                              245,035,865       245,000,000
----------------------------------------------------------------------------
Fortis Securities LLC, Agreement dated
  02/28/07, (collateralized by U.S. Treasury
  obligations valued at $510,000,439;
  2.75%-8.75%, 04/30/07-02/15/36) 5.27%,
  03/01/07                                     500,073,194       500,000,000
----------------------------------------------------------------------------
Greenwich Capital Markets, Inc., Agreement
  dated 02/28/07, (collateralized by U.S.
  Treasury obligations valued at
  $510,004,487; 4.63%, 11/30/08-02/29/12)
  5.27%, 03/01/07                              500,073,194       500,000,000
----------------------------------------------------------------------------
JPMorgan Securities Inc., Joint agreement
  dated 02/28/07, aggregate maturing value
  $250,036,528 (collateralized by U.S.
  Treasury obligations valued at
  $255,003,563; 0%-8.00%,
  05/15/14-02/15/37)
  5.26%, 03/01/07                              245,035,797       245,000,000
----------------------------------------------------------------------------

TREASURY PORTFOLIO

Short-Term Investments Trust

                                                REPURCHASE
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Merrill Lynch Government Securities, Inc.,
  Agreement dated 02/28/07, (collateralized
  by U.S. Treasury obligations valued at
  $510,000,274; 0%, 05/15/07-11/15/26) 5.27%,
  03/01/07                                     $500,073,194   $  500,000,000
----------------------------------------------------------------------------
Morgan Stanley, Joint agreement dated
  02/28/07, aggregate maturing value
  $250,036,528 (collateralized by U.S.
  Treasury obligations valued at
  $257,026,021;
  3.50%-6.50%,11/15/09-02/15/10) 5.26%,
  03/01/07                                     245,035,797       245,000,000
----------------------------------------------------------------------------
Societe Generale S.A., Joint agreement dated
  02/28/07, aggregate maturing value
  $300,043,833 (collateralized by U.S.
  Treasury obligations valued at
  $306,000,194; 0%-13.25%, 07/26/07-02/15/36)
  5.26%, 03/01/07                              245,035,797       245,000,000
----------------------------------------------------------------------------

----------------------------------------------------------------------------
                                                REPURCHASE
                                                  AMOUNT          VALUE
REPURCHASE AGREEMENTS-(CONTINUED)

UBS Securities LLC, Joint agreement dated
  02/28/07, aggregate maturing value
  $300,043,917 (collateralized by U.S.
  Treasury obligations valued at
  $306,003,404; 0%-7.50%, 08/15/11-02/15/36)
  5.27%, 03/01/07                              $245,035,865   $  245,000,000
============================================================================
    Total Repurchase Agreements (Cost
      $4,210,127,259)                                          4,210,127,259
============================================================================
TOTAL INVESTMENTS-100.41% (Cost
  $5,346,780,942)(d)                                           5,346,780,942
============================================================================
OTHER ASSETS LESS LIABILITIES-(0.41)%                            (21,708,356)
============================================================================
NET ASSETS-100.00%                                            $5,325,072,586
____________________________________________________________________________
============================================================================

Investment Abbreviations:

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Principal amount equals value at period end. See Note 11.
(c) Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily.
(d) Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

GOVERNMENT & AGENCY PORTFOLIO

SCHEDULE OF INVESTMENTS

February 28, 2007
(Unaudited)


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)         VALUE
---------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES-24.95%

FEDERAL FARM CREDIT BANK (FFCB)-4.11%

Disc. Notes,
  5.09%(a)                                     07/06/07    $40,000    $39,281,745
---------------------------------------------------------------------------------
Floating Rate Bonds,
  5.18%(b)                                     08/01/07     90,000     89,992,686
=================================================================================
                                                                      129,274,431
=================================================================================
FEDERAL HOME LOAN BANK (FHLB)-1.59%

Unsec. Global Bonds,
  5.27%                                        11/21/07     50,000     49,988,656
=================================================================================
FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-12.84%

Series M006, Class A, Taxable Multifamily VRD
  Ctfs.,
  5.32%(c)                                     10/15/45     21,703     21,702,679
---------------------------------------------------------------------------------
Unsec. Disc. Notes,(a)
  5.13%                                        03/13/07     40,000     39,931,587
---------------------------------------------------------------------------------
  4.98%                                        04/17/07     20,000     19,869,967
---------------------------------------------------------------------------------
  4.99%                                        05/01/07     25,000     24,788,618
---------------------------------------------------------------------------------
  5.08%                                        08/31/07     30,000     29,224,537
---------------------------------------------------------------------------------
  5.03%                                        11/30/07     40,000     38,467,122
---------------------------------------------------------------------------------
Unsec. Floating Rate Global Notes,
  5.24%(b)                                     06/19/07     45,000     45,000,717
---------------------------------------------------------------------------------
Unsec. Floating Rate Medium Term Global
  Notes,
  5.17%(b)                                     09/27/07     75,000     74,978,227
---------------------------------------------------------------------------------
Unsec. Global Notes,
  2.70%                                        03/16/07     25,000     24,975,376
---------------------------------------------------------------------------------
  5.09%                                        08/31/07     45,633     44,451,124
---------------------------------------------------------------------------------
Unsec. Medium Term Global Notes,
  5.35%                                        12/19/07     40,000     40,000,000
=================================================================================
                                                                      403,389,954
=================================================================================
FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-6.03%

Unsec. Disc. Notes,(a)
  5.11%                                        03/23/07     50,000     49,843,861
---------------------------------------------------------------------------------
  5.10%                                        04/09/07     50,000     49,723,750
---------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)         VALUE
---------------------------------------------------------------------------------

FEDERAL FARM CREDIT BANK-(CONTINUED)

Unsec. Global Notes,
  4.75%                                        08/03/07    $40,000    $39,907,000
---------------------------------------------------------------------------------
  5.41%                                        12/28/07     50,000     50,000,000
=================================================================================
                                                                      189,474,611
=================================================================================
OVERSEAS PRIVATE INVESTMENT CORP.(OPIC)-0.38%

Gtd. VRD COP,
  5.30%(c)(d)                                  12/31/10     12,000     12,000,000
=================================================================================
    Total U.S. Government Agency Securities
      (Cost $784,127,652)                                             784,127,652
=================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-24.95% (Cost $784,127,652)                              784,127,652
=================================================================================


                                                REPURCHASE
                                                  AMOUNT          VALUE
REPURCHASE AGREEMENTS-75.34%(E)

ABN AMRO Bank N.V., Joint Agreement date
  2/28/2007, aggregate maturing value
  $250,036,875 (collateralized by U.S.
  Government obligations valued at
  $255,000,272; 3.60%-6.00%,
  03/15/07-09/17/18)
  5.31%, 03/01/07                              145,021,388       145,000,000
----------------------------------------------------------------------------
Barclays Capital Inc., Joint agreement dated
  02/28/07, aggregate maturing value
  $500,621,781 (collateralized by U.S.
  Government obligations valued at
  $510,559,749; 0%-6.15%, 07/25/07-08/15/19)
  5.31%, 03/01/07                              260,373,793       260,335,394
----------------------------------------------------------------------------
Bear, Stearns & Co., Inc, Open agreement
  dated 02/28/07, (collateralized by U.S.
  Government obligations valued at
  $255,190,347; 0%-7.13%, 04/30/07-03/01/37)
  5.32%(f)                                              --       150,000,000
----------------------------------------------------------------------------
BNP Paribas Securities Corp., Joint agreement
  dated 02/28/07, aggregate maturing value
  $250,036,944 (collateralized by U.S.
  Government obligations valued at
  $255,004,405; 0%-4.72%, 04/18/07-03/15/10)
  5.32%, 03/01/07                              145,021,428       145,000,000
----------------------------------------------------------------------------

GOVERNMENT & AGENCY PORTFOLIO

Short-Term Investments Trust

                                                REPURCHASE
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Citigroup Global Markets Inc., Joint
  agreement dated 02/28/07, aggregate
  maturing value $250,036,944 (collateralized
  by U.S. Government obligations valued at
  $250,000,188; 5.50%-5.60%,
  01/23/12-02/01/17) 5.32%, 03/01/07           $245,036,206   $  245,000,000
----------------------------------------------------------------------------
Credit Suisse Securities (USA) LLC, Joint
  agreement dated 02/28/07, aggregate
  maturing value $250,036,944 (collateralized
  by U.S. Government obligations valued at
  $255,004,725; 0%, 11/30/07-06/17/33)
  5.32%, 03/01/07                              145,021,428       145,000,000
----------------------------------------------------------------------------
Deutsche Bank Securities Inc., Joint
  agreement dated 02/28/07, aggregate
  maturing value $100,014,778 (collateralized
  by U.S. Government obligations valued at
  $102,000,170; 2.88%-6.13%,
  04/16/07-07/17/13) 5.32%, 03/01/07            99,014,630        99,000,000
----------------------------------------------------------------------------
Fortis Securities LLC, Joint agreement dated
  02/28/07, aggregate maturing value
  $275,040,639 (collateralized by U.S.
  Government obligations valued at
  $280,500,287; 0%-4.00%, 03/15/07-02/15/15)
  5.32%, 03/01/07                              145,021,428       145,000,000
----------------------------------------------------------------------------
Goldman, Sachs & Co., Joint agreement dated
  02/28/07, aggregate maturing value
  $250,036,944 (collateralized by U.S.
  Government obligations valued at
  $255,000,043; 3.15%-6.25%,
  12/14/07-07/28/23)
  5.32%, 03/01/07                              145,021,428       145,000,000
----------------------------------------------------------------------------

----------------------------------------------------------------------------
                                                REPURCHASE
                                                  AMOUNT          VALUE
REPURCHASE AGREEMENTS-(CONTINUED)

Morgan Stanley, Joint agreement dated
  02/28/07, aggregate maturing value
  $250,036,806 (collateralized by U.S.
  Government obligations valued at
  $257,623,762; 0%-7.13%,
  04/05/07-04/01/56)
  5.30%, 03/01/07                              $145,021,347   $  145,000,000
----------------------------------------------------------------------------
RBC Capital Markets, Agreement dated
  02/28/07, (collateralized by U.S.
  Government obligations valued at
  $510,003,037; 0%-7.25%,
  03/05/07-01/05/27)
  5.32%, 03/01/07                              500,073,889       500,000,000
----------------------------------------------------------------------------
Societe Generale S.A., Joint agreement dated
  02/28/07, aggregate maturing value
  $100,014,722 (collateralized by U.S.
  Government obligations valued at
  $102,000,406; 0%-7.25%,
  01/15/08-05/15/30)
  5.30%, 03/01/07                               99,014,575        99,000,000
----------------------------------------------------------------------------
UBS Securities LLC, Joint agreement dated
  02/28/07, aggregate maturing value
  $150,022,167 (collateralized by U.S.
  Government obligations valued at
  $153,001,380; 0%, 07/15/20-04/15/30) 5.32%,
  03/01/07                                     145,021,428       145,000,000
============================================================================
    Total Repurchase Agreements (Cost
      $2,368,335,394)                                          2,368,335,394
============================================================================
TOTAL INVESTMENTS-100.29% (Cost
  $3,152,463,046)(g)                                           3,152,463,046
============================================================================
OTHER ASSETS LESS LIABILITIES-(0.29)%                             (9,082,869)
============================================================================
NET ASSETS-100.00%                                            $3,143,380,177
____________________________________________________________________________
============================================================================

Investment Abbreviations:

Ctfs.   - Certificates
COP     - Certificates of Participation
Disc.   - Discounted
Gtd.    - Guaranteed
Unsec.  - Unsecured
VRD     - Variable Rate Demand

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2007.
(c) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2007.
(d) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(e) Principal amount equals value at period end. See Note 11.
(f) Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily.
(g) Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

GOVERNMENT TAXADVANTAGE PORTFOLIO

SCHEDULE OF INVESTMENTS

February 28, 2007
(Unaudited)


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)         VALUE
----------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES-106.51%

FEDERAL FARM CREDIT BANK (FFCB)-19.20%

Disc. Notes,(a)
  5.14%                                        03/16/07   $ 10,000    $  9,978,583
----------------------------------------------------------------------------------
  5.09%                                        07/06/07     10,000       9,820,436
----------------------------------------------------------------------------------
Floating Rate Bonds,(b)
  5.18%                                        08/01/07      9,000       8,999,269
----------------------------------------------------------------------------------
  5.20%                                        11/06/07     25,000      25,000,000
----------------------------------------------------------------------------------
Unsec. Floating Rate Bonds,(b)
  5.22%                                        03/01/07      4,050       4,050,000
----------------------------------------------------------------------------------
  5.21%                                        10/03/07     20,000      20,002,350
==================================================================================
                                                                        77,850,638
==================================================================================

FEDERAL HOME LOAN BANK (FHLB)-87.31%

Unsec. Disc. Notes,(a)
  5.18%                                        03/09/07    100,000      99,884,889
----------------------------------------------------------------------------------
  5.14%                                        03/16/07     20,000      19,957,167
----------------------------------------------------------------------------------
  5.13%                                        04/04/07     20,000      19,903,100
----------------------------------------------------------------------------------
  5.13%                                        04/20/07      8,077       8,019,474
----------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)         VALUE
----------------------------------------------------------------------------------

FEDERAL HOME LOAN BANK-(CONTINUED)

Unsec. Floating Rate Bonds,
  5.40%(b)                                     02/07/08   $ 20,000    $ 20,000,000
----------------------------------------------------------------------------------
Unsec. Floating Rate Global Bonds,
  5.17%(b)                                     03/14/08     15,000      14,994,465
----------------------------------------------------------------------------------
Unsec. Global Bonds,
  5.25%                                        10/03/07     10,000       9,997,709
----------------------------------------------------------------------------------
  5.27%                                        11/21/07      5,000       4,998,865
----------------------------------------------------------------------------------
  5.18%                                        03/16/07     50,000      49,892,187
----------------------------------------------------------------------------------
Unsec. Notes, 5.14%(c)                         03/01/07    106,300     106,300,000
==================================================================================
                                                                       353,947,856
==================================================================================
TOTAL INVESTMENTS(d)-106.51% (Cost
  $431,798,494)                                                        431,798,494
==================================================================================
OTHER ASSETS LESS LIABILITIES-(6.51)%                                  (26,397,842)
==================================================================================
NET ASSETS-100.00%                                                    $405,400,652
__________________________________________________________________________________
==================================================================================

Investment Abbreviations:

Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2007.
(c) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(d) Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2007
(Unaudited)

                                                                                                     GOVERNMENT &     GOVERNMENT
                                                 LIQUID ASSETS      STIC PRIME        TREASURY          AGENCY       TAXADVANTAGE
                                                   PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO       PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
ASSETS:

Investments, at value                           $14,898,353,718   $5,818,509,548   $1,136,653,683   $ 784,127,652    $431,798,494
---------------------------------------------------------------------------------------------------------------------------------
Repurchase agreements                            5,254,542,342     2,086,661,231    4,210,127,259   2,368,335,394              --
=================================================================================================================================
  Total investments                             20,152,896,060     7,905,170,779    5,346,780,942   3,152,463,046     431,798,494
=================================================================================================================================
Cash                                                        --                --               --           5,284          24,474
---------------------------------------------------------------------------------------------------------------------------------
Receivables for:
  Investments sold                                 272,750,929                --               --              --              --
---------------------------------------------------------------------------------------------------------------------------------
  Interest                                          68,622,524         2,698,731          615,959       3,443,167         512,122
---------------------------------------------------------------------------------------------------------------------------------
  Fund expenses absorbed                                95,688            15,735           40,780          22,484              --
---------------------------------------------------------------------------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                 581,544           336,001          231,616          76,922          62,193
---------------------------------------------------------------------------------------------------------------------------------
Other assets                                           304,351           258,208          141,939         116,051          71,233
=================================================================================================================================
     Total assets                               20,495,251,096     7,908,479,454    5,347,811,236   3,156,126,954     432,468,516
_________________________________________________________________________________________________________________________________
=================================================================================================================================


LIABILITIES:

Payables for:
  Investments purchased                            477,596,187       208,726,968               --              --      25,000,000
---------------------------------------------------------------------------------------------------------------------------------
  Amount due custodian                                 474,594                --               --      12,147,298       1,825,247
---------------------------------------------------------------------------------------------------------------------------------
  Dividends                                         82,977,641        30,570,358       21,329,663         240,973          84,848
---------------------------------------------------------------------------------------------------------------------------------
  Trustee deferred compensation and retirement
     plans                                           2,058,184           962,919          692,397              --          53,860
---------------------------------------------------------------------------------------------------------------------------------
Accrued distribution fees                              703,315           485,874          544,672         235,543          39,955
---------------------------------------------------------------------------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                              49,849            19,770           14,728           9,472           3,036
---------------------------------------------------------------------------------------------------------------------------------
Accrued transfer agent fees                            168,834            55,110           44,399          21,884           3,018
---------------------------------------------------------------------------------------------------------------------------------
Accrued operating expenses                             319,885           137,426          112,791          91,607          57,900
=================================================================================================================================
     Total liabilities                             564,348,489       240,958,425       22,738,650      12,746,777      27,067,864
=================================================================================================================================
Net assets applicable to shares outstanding     $19,930,902,607   $7,667,521,029   $5,325,072,586   $3,143,380,177   $405,400,652
_________________________________________________________________________________________________________________________________
=================================================================================================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                   $19,930,202,725   $7,666,745,714   $5,324,692,561   $3,143,130,186   $405,396,011
---------------------------------------------------------------------------------------------------------------------------------
Undistributed net investment income                  2,058,268           779,248          307,718         243,783           3,895
---------------------------------------------------------------------------------------------------------------------------------
Undistributed net realized gain (loss)              (1,358,386)           (3,933)          72,307           6,208             746
=================================================================================================================================
                                                $19,930,902,607   $7,667,521,029   $5,325,072,586   $3,143,380,177   $405,400,652
_________________________________________________________________________________________________________________________________
=================================================================================================================================


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

February 28, 2007
(Unaudited)

Short-Term Investments Trust

NET ASSETS:

Institutional Class                                      $14,191,802,003   $4,232,917,843   $2,257,903,689   $1,495,468,186
___________________________________________________________________________________________________________________________
===========================================================================================================================
Private Investment Class                                 $1,230,660,559    $  625,459,543   $  897,220,715   $ 575,513,829
___________________________________________________________________________________________________________________________
===========================================================================================================================
Personal Investment Class                                $   59,526,330    $  323,811,177   $  352,956,305   $  22,122,836
___________________________________________________________________________________________________________________________
===========================================================================================================================
Cash Management Class                                    $2,841,182,187    $1,691,149,975   $1,431,326,345   $ 692,173,414
___________________________________________________________________________________________________________________________
===========================================================================================================================
Reserve Class                                            $   31,052,432    $   50,991,322   $   89,366,004   $  24,876,939
___________________________________________________________________________________________________________________________
===========================================================================================================================
Resource Class                                           $1,147,133,143    $  469,189,077   $  295,133,636   $ 318,836,034
___________________________________________________________________________________________________________________________
===========================================================================================================================
Corporate Class                                          $  429,545,953    $  274,002,092   $    1,165,892   $  14,388,939
___________________________________________________________________________________________________________________________
===========================================================================================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Institutional Class                                      14,191,148,772     4,233,463,445    2,257,671,523   1,495,360,511
___________________________________________________________________________________________________________________________
===========================================================================================================================
Private Investment Class                                  1,230,676,899       625,564,548      897,253,237     575,476,707
___________________________________________________________________________________________________________________________
===========================================================================================================================
Personal Investment Class                                    59,529,939       323,765,522      352,927,900      22,120,103
___________________________________________________________________________________________________________________________
===========================================================================================================================
Cash Management Class                                     2,841,136,368     1,691,217,456    1,431,183,319     692,134,011
___________________________________________________________________________________________________________________________
===========================================================================================================================
Reserve Class                                                31,056,557        51,000,147       89,351,847      24,875,952
___________________________________________________________________________________________________________________________
===========================================================================================================================
Resource Class                                            1,147,140,394       469,162,002      295,128,349     318,811,840
___________________________________________________________________________________________________________________________
===========================================================================================================================
Corporate Class                                             429,513,294       274,002,578        1,165,942      14,386,294
___________________________________________________________________________________________________________________________
===========================================================================================================================
Net asset value, offering and redemption price per
  share for each class                                   $         1.00    $         1.00   $         1.00   $        1.00
___________________________________________________________________________________________________________________________
===========================================================================================================================
Cost of investments                                      $14,898,353,718   $5,818,509,548   $1,136,653,683   $ 784,127,652
---------------------------------------------------------------------------------------------------------------------------
Cost of repurchase agreements                            $5,254,542,342    $2,086,661,231   $4,210,127,259   $2,368,335,394
===========================================================================================================================
Total investments, at cost                               $20,152,896,060   $7,905,170,779   $5,346,780,942   $3,152,463,046
___________________________________________________________________________________________________________________________
===========================================================================================================================


NET ASSETS:

Institutional Class                                      $159,487,686
_______________________________________________________
=======================================================
Private Investment Class                                 $ 51,628,806
_______________________________________________________
=======================================================
Personal Investment Class                                $  7,321,393
_______________________________________________________
=======================================================
Cash Management Class                                    $ 91,412,320
_______________________________________________________
=======================================================
Reserve Class                                            $ 15,127,430
_______________________________________________________
=======================================================
Resource Class                                           $ 80,409,355
_______________________________________________________
=======================================================
Corporate Class                                          $     13,662
_______________________________________________________
=======================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Institutional Class                                       159,459,904
_______________________________________________________
=======================================================
Private Investment Class                                   51,653,829
_______________________________________________________
=======================================================
Personal Investment Class                                   7,323,408
_______________________________________________________
=======================================================
Cash Management Class                                      91,410,192
_______________________________________________________
=======================================================
Reserve Class                                              15,127,415
_______________________________________________________
=======================================================
Resource Class                                             80,411,030
_______________________________________________________
=======================================================
Corporate Class                                                13,619
_______________________________________________________
=======================================================
Net asset value, offering and redemption price per
  share for each class                                   $       1.00
_______________________________________________________
=======================================================
Cost of investments                                      $431,798,494
-------------------------------------------------------
Cost of repurchase agreements                            $         --
=======================================================
Total investments, at cost                               $431,798,494
_______________________________________________________
=======================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

STATEMENT OF OPERATIONS

For the six months ended February 28, 2007
(Unaudited)

                                                                                                      GOVERNMENT &    GOVERNMENT
                                                        LIQUID ASSETS    STIC PRIME      TREASURY        AGENCY      TAXADVANTAGE
                                                          PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:

Interest                                                $563,995,883    $211,710,023   $142,211,417   $82,874,754     $7,796,234
=================================================================================================================================

EXPENSES:

Advisory fees                                             15,771,923      5,913,254       4,067,423     1,560,233        285,766
---------------------------------------------------------------------------------------------------------------------------------
Administrative services fees                                 568,343        371,169         334,252       299,711         64,066
---------------------------------------------------------------------------------------------------------------------------------
Custodian fees                                               477,682        170,489         133,792        83,614          7,270
---------------------------------------------------------------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                 2,803,454      1,586,662       2,234,710     1,312,420        125,999
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                  264,016      1,202,848       1,228,337       102,672         26,548
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                    1,468,471        803,009         770,855       325,484         22,494
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                              186,091        297,132         652,942       111,554         56,275
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           1,163,495        404,976         351,773       311,001         45,789
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                             62,744         56,467             244         4,074              2
---------------------------------------------------------------------------------------------------------------------------------
Transfer agent fees                                          903,018        354,795         233,309       140,421         13,473
---------------------------------------------------------------------------------------------------------------------------------
Trustees' and officer's fees and benefits                    341,253        135,273          90,681        57,374         11,088
---------------------------------------------------------------------------------------------------------------------------------
Registration and filing fees                                      --             --              --            --         50,330
---------------------------------------------------------------------------------------------------------------------------------
Other                                                        670,425        428,195         254,465       219,000         74,825
=================================================================================================================================
    Total expenses                                        24,680,915     11,724,269      10,352,783     4,527,558        783,925
=================================================================================================================================
Less: Fees waived                                         (7,602,275)    (3,865,209)     (3,381,332)   (1,179,561)      (416,304)
=================================================================================================================================
    Net expenses                                          17,078,640      7,859,060       6,971,451     3,347,997        367,621
=================================================================================================================================
Net investment income                                    546,917,243    203,850,963     135,239,966    79,526,757      7,428,613
=================================================================================================================================

REALIZED GAIN (LOSS):

Net realized gain (loss) from investment securities         (182,608)            --         224,810        30,996            547
=================================================================================================================================
Net increase in net assets resulting from operations    $546,734,635    $203,850,963   $135,464,776   $79,557,753     $7,429,160
_________________________________________________________________________________________________________________________________
=================================================================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 28, 2007 and the year ended August 31, 2006 (Unaudited)

                                                                LIQUID ASSETS PORTFOLIO                STIC PRIME PORTFOLIO
                                                           ----------------------------------    --------------------------------
                                                            FEBRUARY 28,        AUGUST 31,        FEBRUARY 28,       AUGUST 31,
                                                                2007               2006               2007              2006
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                    $   546,917,243    $   884,596,378    $ 203,850,963     $  343,224,083
---------------------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                        (182,608)           911,060               --                 --
=================================================================================================================================
    Net increase in net assets resulting from operations       546,734,635        885,507,438      203,850,963        343,224,083
=================================================================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                         (400,640,325)      (639,998,716)    (117,658,440)      (234,363,354)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                     (27,724,180)       (42,306,265)     (15,709,248)       (22,943,890)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                     (1,652,398)        (2,936,707)      (7,535,905)        (8,010,719)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                        (75,837,565)      (127,479,313)     (41,515,937)       (49,228,142)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                   (814,799)        (1,939,893)      (1,301,686)        (2,108,618)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                               (29,343,008)       (42,131,448)     (10,304,859)       (16,193,048)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                              (10,904,968)       (27,804,036)      (9,824,888)       (10,376,312)
=================================================================================================================================
    Total distributions from net investment income            (546,917,243)      (884,596,378)    (203,850,963)      (343,224,083)
=================================================================================================================================
Distributions to shareholders from net realized gains:
  Institutional Class                                                   --           (478,590)              --                 --
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                              --            (33,284)              --                 --
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                             --             (1,910)              --                 --
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                                 --            (76,508)              --                 --
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                         --               (538)              --                 --
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                        --            (32,914)              --                 --
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                                       --             (1,728)              --                 --
=================================================================================================================================
    Total distributions from net realized gains                         --           (625,472)              --                 --
=================================================================================================================================
    Decrease in net assets resulting from distributions       (546,917,243)      (885,221,850)    (203,850,963)      (343,224,083)
=================================================================================================================================
Share transactions-net:
  Institutional Class                                         (866,713,306)     2,776,520,511     (490,666,843)       156,376,625
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                     249,987,134        171,846,264       34,153,849         34,597,047
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                     (4,906,310)        18,242,840       24,605,763        136,456,690
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                        127,322,434       (695,502,781)     312,188,175        469,909,700
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                 13,628,517       (110,822,387)      (4,900,491)       (10,802,596)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                58,032,587        186,260,377      143,860,829         53,456,001
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                              372,908,747       (409,826,741)    (251,679,308)       471,719,805
=================================================================================================================================
    Net increase (decrease) in net assets resulting from
      share transactions                                       (49,740,197)     1,936,718,083     (232,438,026)     1,311,713,272
=================================================================================================================================
    Net increase (decrease) in net assets                      (49,922,805)     1,937,003,671     (232,438,026)     1,311,713,272
=================================================================================================================================

NET ASSETS:

  Beginning of period                                       19,980,825,412     18,043,821,741    7,899,959,055      6,588,245,783
=================================================================================================================================
  End of period*                                           $19,930,902,607    $19,980,825,412    $7,667,521,029    $7,899,959,055
=================================================================================================================================
* Includes accumulated undistributed net investment
  income                                                   $     2,058,268    $     2,058,268    $     779,248     $      779,248
_________________________________________________________________________________________________________________________________
=================================================================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

For the six months ended February 28, 2007 and the year ended August 31, 2006 (Unaudited)

Short-Term Investments Trust

                                                                                                           GOVERNMENT &
                                                                    TREASURY PORTFOLIO                   AGENCY PORTFOLIO
                                                             --------------------------------    --------------------------------
                                                              FEBRUARY 28,       AUGUST 31,       FEBRUARY 28,       AUGUST 31,
                                                                  2007              2006              2007              2006
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                      $ 135,239,966     $  212,999,652    $  79,526,757     $  117,625,921
---------------------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                         224,810           (152,503)          30,996             97,483
=================================================================================================================================
    Net increase in net assets resulting from operations       135,464,776        212,847,149       79,557,753        117,723,404
=================================================================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                          (55,748,155)       (79,707,716)     (40,405,489)       (56,268,054)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                     (21,570,070)       (32,061,314)     (12,840,636)       (24,157,022)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                     (7,493,324)       (10,237,180)        (634,856)        (1,160,527)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                        (38,874,863)       (73,667,977)     (16,638,627)       (22,175,375)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                 (2,779,475)        (3,292,187)        (482,140)          (482,054)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                (8,732,687)       (13,748,086)      (7,824,985)       (11,101,166)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                                  (41,392)          (285,192)        (700,024)        (2,281,723)
=================================================================================================================================
    Decrease in net assets resulting from distributions       (135,239,966)      (212,999,652)     (79,526,757)      (117,625,921)
=================================================================================================================================
Share transactions-net:
  Institutional Class                                          156,025,912            703,777     (316,819,242)       812,699,419
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                     (75,164,789)      (256,870,746)      56,984,743       (232,324,616)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                     20,591,084         58,898,939      (17,477,067)         1,573,809
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                         73,713,799       (423,088,691)      35,811,695          2,952,181
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                (44,340,830)        56,501,483        2,987,754         17,248,290
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                               (57,756,228)        51,709,221       24,993,558         63,096,684
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                                 (689,271)           985,905      (14,333,120)       (33,288,657)
=================================================================================================================================
    Net increase (decrease) in net assets resulting from
      share transactions                                        72,379,677       (511,160,112)    (227,851,679)       631,957,110
=================================================================================================================================
    Net increase (decrease) in net assets                       72,604,487       (511,312,615)    (227,820,683)       632,054,593
=================================================================================================================================

NET ASSETS:

  Beginning of period                                        5,252,468,099      5,763,780,714    3,371,200,860      2,739,146,267
=================================================================================================================================
  End of period*                                             $5,325,072,586    $5,252,468,099    $3,143,380,177    $3,371,200,860
=================================================================================================================================
* Includes accumulated undistributed net investment income   $     307,718     $      307,718    $     243,783     $      243,783
_________________________________________________________________________________________________________________________________
=================================================================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

For the six months ended February 28, 2007 and the year ended August 31, 2006 (Unaudited)

Short-Term Investments Trust

                                                                       GOVERNMENT
                                                                 TAXADVANTAGE PORTFOLIO
                                                              ----------------------------
                                                              FEBRUARY 28,     AUGUST 31,
                                                                  2007            2006
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $ 7,428,613     $  8,125,913
------------------------------------------------------------------------------------------
  Net realized gain                                                   547              199
==========================================================================================
    Net increase in net assets resulting from operations        7,429,160        8,126,112
==========================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                          (3,542,858)      (3,881,519)
------------------------------------------------------------------------------------------
  Private Investment Class                                     (1,223,681)      (1,968,335)
------------------------------------------------------------------------------------------
  Personal Investment Class                                      (161,164)        (272,300)
------------------------------------------------------------------------------------------
  Cash Management Class                                        (1,129,759)      (1,317,568)
------------------------------------------------------------------------------------------
  Reserve Class                                                  (238,850)         (14,402)
------------------------------------------------------------------------------------------
  Resource Class                                               (1,131,962)        (671,100)
------------------------------------------------------------------------------------------
  Corporate Class                                                    (339)            (689)
==========================================================================================
    Decrease in net assets resulting from distributions        (7,428,613)      (8,125,913)
==========================================================================================
Share transactions-net:
  Institutional Class                                          79,383,499       (2,740,748)
------------------------------------------------------------------------------------------
  Private Investment Class                                    (37,434,759)      19,786,317
------------------------------------------------------------------------------------------
  Personal Investment Class                                       778,693          935,372
------------------------------------------------------------------------------------------
  Cash Management Class                                        59,161,062       (2,403,078)
------------------------------------------------------------------------------------------
  Reserve Class                                                14,689,678          437,737
------------------------------------------------------------------------------------------
  Resource Class                                               54,549,730       18,953,780
------------------------------------------------------------------------------------------
  Corporate Class                                                     342           13,277
==========================================================================================
    Net increase in net assets resulting from share
     transactions                                             171,128,245       34,982,657
==========================================================================================
    Net increase in net assets                                171,128,792       34,982,856
==========================================================================================

NET ASSETS:

  Beginning of period                                         234,271,860      199,289,004
==========================================================================================
  End of period*                                              $405,400,652    $234,271,860
==========================================================================================
* Includes accumulated undistributed net investment income    $     3,895     $      3,895
__________________________________________________________________________________________
==========================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

NOTES TO FINANCIAL STATEMENTS

February 28, 2007
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Short-Term Investments Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers five separate portfolios, (each constituting a "Fund"). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government and Agency Portfolio and Government TaxAdvantage Portfolio (collectively, the "Funds"). Each Fund currently offers multiple classes of shares. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Funds.

    The investment objectives of the Funds are: to provide as high a level of current income as is consistent with the preservation of capital and liquidity for Liquid Assets Portfolio; and to maximize current income consistent with the preservation of capital and the maintenance of liquidity for STIC Prime Portfolio, Treasury Portfolio, Government and Agency Portfolio and Government TaxAdvantage Portfolio.

    The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A. SECURITY VALUATIONS -- The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund's net asset value and, accordingly, they reduce each Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the advisor.

       The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Funds' taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

Short-Term Investments Trust

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. REPURCHASE AGREEMENTS -- The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund's pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to AIM at an annual rate based on each Fund's average daily net assets as follows, respectively:

Liquid Assets Portfolio                                       0.15%
-------------------------------------------------------------------
STIC Prime Portfolio                                          0.15%
-------------------------------------------------------------------
Treasury Portfolio                                            0.15%
-------------------------------------------------------------------
Government and Agency Portfolio                               0.10%
-------------------------------------------------------------------


    Government TaxAdvantage pays an advisory fee to AIM based on the annual rate of the Fund's average net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $250 million                                            0.20%
-------------------------------------------------------------------
Next $250 million                                             0.15%
-------------------------------------------------------------------
Over $500 million                                             0.10%
 __________________________________________________________________
===================================================================


    Through at least June 30, 2007, AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.12% for each Fund based on average daily net assets of such Fund, respectively. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items;
(v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Funds may receive from banks where the Funds or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Funds. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of the fiscal year.

    For the six months ended February 28, 2007, AIM waived and/or reimbursed the following advisory fees and expenses:

                                                        ADVISORY FEES     EXPENSES
                                                           WAIVED        REIMBURSED
-----------------------------------------------------------------------------------
Liquid Assets Portfolio                                  $6,092,604       $    --
-----------------------------------------------------------------------------------
STIC Prime Portfolio                                      2,629,561            --
-----------------------------------------------------------------------------------
Treasury Portfolio                                        1,850,484            --
-----------------------------------------------------------------------------------
Government and Agency Portfolio                             485,415            --
-----------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                           285,766        39,487
-----------------------------------------------------------------------------------

Short-Term Investments Trust


    The Trust has entered into a master administrative services agreement with AIM pursuant to which each Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 28, 2007, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

    The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which each Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 28, 2007, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of each Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

 PRIVATE      PERSONAL       CASH
INVESTMENT   INVESTMENT   MANAGEMENT   RESERVE   RESOURCE   CORPORATE
---------------------------------------------------------------------
  0.50%        0.75%        0.10%       1.00%     0.20%       0.03%
---------------------------------------------------------------------


    Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges that may be paid by any class of shares of each Fund.

    FMC has contractually agreed through at least June 30, 2007, to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate shown below of average daily assets.

                                                  PRIVATE       PERSONAL        CASH
                                                 INVESTMENT    INVESTMENT    MANAGEMENT    RESERVE    RESOURCE    CORPORATE
---------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                             0.30%         0.55%         0.08%       0.87%        N/A         N/A
---------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                                0.30%         0.55%         0.08%       0.87%       0.16%        N/A
---------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                                  0.30%         0.55%         0.08%       0.87%       0.16%        N/A
---------------------------------------------------------------------------------------------------------------------------
Government and Agency Portfolio                     0.30%         0.55%         0.08%       0.87%       0.16%        N/A
---------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                   0.25%         0.55%         0.08%       0.87%       0.16%        N/A
---------------------------------------------------------------------------------------------------------------------------


    Pursuant to the agreement above, for the six months ended February 28, 2007 FMC waived Plan fees of:

                                                  PRIVATE       PERSONAL        CASH
                                                 INVESTMENT    INVESTMENT    MANAGEMENT    RESERVE    RESOURCE    CORPORATE
---------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                          $1,121,381     $ 70,404      $293,694     $24,192        N/A        N/A
---------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                               634,665       320,759       160,602     38,627      80,995        N/A
---------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                                 893,884       327,556       154,171     84,882      70,355        N/A
---------------------------------------------------------------------------------------------------------------------------
Government and Agency Portfolio                    524,968        27,379        65,097     14,502      62,200        N/A
---------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                   62,999         7,079         4,499      7,316       9,158        N/A
---------------------------------------------------------------------------------------------------------------------------


    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or FMC.

Short-Term Investments Trust

NOTE 3--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by each Fund to pay remuneration to each Trustee and Officer of such Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Funds, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

    During the six months ended February 28, 2007, the Funds paid legal fees for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees as shown below. A member of that firm is a Trustee of the Trust.

                                                                LEGAL FEES
--------------------------------------------------------------------------
Liquid Assets Portfolio                                          $40,309
--------------------------------------------------------------------------
STIC Prime Portfolio                                              17,119
--------------------------------------------------------------------------
Treasury Portfolio                                                11,643
--------------------------------------------------------------------------
Government and Agency Portfolio                                    7,714
--------------------------------------------------------------------------
Government TaxAdvantage Portfolio                                  2,379
--------------------------------------------------------------------------

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Funds may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the fund's aggregate borrowings from all sources exceeds 10% of the fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Funds did not borrow or lend under the facility during the six months ended February 28, 2007.

    Additionally, the Funds are permitted to temporarily carry a negative or overdrawn balance in their accounts with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 5--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to each Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds' fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Funds' had capital loss carryforward as of August 31, 2006 which expire as follows:

                                                                  CAPITAL LOSS CARRYFORWARD*
                                                              ----------------------------------
                                                               2011        2013         TOTAL
------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                       $   --    $1,175,778    $1,175,778
------------------------------------------------------------------------------------------------
STIC Prime Portfolio                                           1,014         2,919         3,933
------------------------------------------------------------------------------------------------
Treasury Portfolio                                                --            --            --
------------------------------------------------------------------------------------------------
Government and Agency Portfolio                                   --        24,778        24,778
------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                                 --            --            --
------------------------------------------------------------------------------------------------

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

Short-Term Investments Trust

NOTE 6--SHARE INFORMATION

Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

LIQUID ASSETS PORTFOLIO

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                             SIX MONTHS ENDED                            YEAR ENDED
                                                           FEBRUARY 28, 2007(A)                        AUGUST 31, 2006
                                                   -------------------------------------    -------------------------------------
                                                        SHARES              AMOUNT               SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                               110,793,312,102    $ 110,793,312,102     235,557,317,240    $ 235,557,317,240
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                            9,721,662,777        9,721,662,777      12,809,831,465       12,809,831,465
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                             254,045,683          254,045,683       1,080,146,099        1,080,146,099
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                              15,400,078,103       15,400,078,103      50,246,286,171       50,246,286,171
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                         170,634,958          170,634,958         213,645,752          213,645,752
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                      4,026,911,305        4,026,911,305       8,216,417,009        8,216,417,009
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                     6,309,876,225        6,309,876,225      12,038,432,670       12,038,432,670
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                   209,900,654          209,900,654         308,390,126          308,390,126
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               15,994,462           15,994,462          23,640,815           23,640,815
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                               1,122,234            1,122,234           1,430,778            1,430,778
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  49,648,923           49,648,923          82,949,222           82,949,222
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                             543,174              543,174           2,069,873            2,069,873
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         25,844,936           25,844,936          37,352,491           37,352,491
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                         1,106,530            1,106,530          13,737,375           13,737,375
=================================================================================================================================
Reacquired:
  Institutional Class                              (111,869,926,062)    (111,869,926,062)   (233,089,186,855)    (233,089,186,855)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                           (9,487,670,105)      (9,487,670,105)    (12,661,626,016)     (12,661,626,016)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                            (260,074,227)        (260,074,227)     (1,063,334,037)      (1,063,334,037)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                             (15,322,404,592)     (15,322,404,592)    (51,024,738,174)     (51,024,738,174)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                        (157,549,615)        (157,549,615)       (326,538,012)        (326,538,012)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                     (3,994,723,654)      (3,994,723,654)     (8,067,509,123)      (8,067,509,123)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                    (5,938,074,008)      (5,938,074,008)    (12,461,996,786)     (12,461,996,786)
=================================================================================================================================
                                                        (49,740,197)   $     (49,740,197)      1,936,718,083    $   1,936,718,083
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in aggregate they own 22% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM, and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM, and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
()     In addition, 9% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by AIM.

Short-Term Investments Trust

STIC -- PRIME PORTFOLIO

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                SIX MONTHS ENDED                          YEAR ENDED
                                                              FEBRUARY 28, 2007(A)                      AUGUST 31, 2006
                                                       -----------------------------------    -----------------------------------
                                                           SHARES              AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                   11,747,853,275    $ 11,747,853,275     33,727,337,322    $ 33,727,337,322
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               3,508,504,742       3,508,504,742      6,975,212,707       6,975,212,707
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                              2,188,219,239       2,188,219,239      2,420,656,917       2,420,656,917
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  4,111,842,997       4,111,842,997      7,143,960,542       7,143,960,542
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            335,330,756         335,330,756        668,911,725         668,911,725
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           903,789,556         903,789,556      1,598,272,098       1,598,272,098
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                        2,958,843,808       2,958,843,808      4,332,035,717       4,332,035,717
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                       27,723,858          27,723,858         37,481,766          37,481,766
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                   8,303,019           8,303,019         12,775,508          12,775,508
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                  5,467,049           5,467,049          5,098,789           5,098,789
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                     27,412,156          27,412,156         26,506,712          26,506,712
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                              1,109,306           1,109,306          1,760,454           1,760,454
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                             5,854,289           5,854,289         10,200,599          10,200,599
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                            6,983,590           6,983,590          5,381,192           5,381,192
=================================================================================================================================
Reacquired:
  Institutional Class                                  (12,266,243,976)    (12,266,243,976)   (33,608,442,463)    (33,608,442,463)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                              (3,482,653,912)     (3,482,653,912)    (6,953,391,168)     (6,953,391,168)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                             (2,169,080,525)     (2,169,080,525)    (2,289,299,016)     (2,289,299,016)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                 (3,827,066,978)     (3,827,066,978)    (6,700,557,554)     (6,700,557,554)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           (341,340,553)       (341,340,553)      (681,474,775)       (681,474,775)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                          (765,783,016)       (765,783,016)    (1,555,016,696)     (1,555,016,696)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                       (3,217,506,706)     (3,217,506,706)    (3,865,697,104)     (3,865,697,104)
=================================================================================================================================
                                                          (232,438,026)   $   (232,438,026)     1,311,713,272    $  1,311,713,272
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There is one entity that is record owner of more than 5% of the outstanding shares of the Fund and it owns 15% of the outstanding shares of the Fund. FMC has an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are owned beneficially.
()     In addition, 11% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by AIM.

Short-Term Investments Trust

TREASURY PORTFOLIO


                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                 SIX MONTHS ENDED                         YEAR ENDED
                                                               FEBRUARY 28, 2007(a)                     AUGUST 31, 2006
                                                         ---------------------------------    -----------------------------------
                                                             SHARES            AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                     7,015,559,754    $ 7,015,559,754     11,164,736,779    $ 11,164,736,779
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                6,073,511,108      6,073,511,108     10,087,977,495      10,087,977,495
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                               1,502,385,496      1,502,385,496      2,669,456,601       2,669,456,601
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                   7,787,128,684      7,787,128,684     14,598,028,830      14,598,028,830
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                             498,921,356        498,921,356        776,453,630         776,453,630
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                            974,004,150        974,004,150      2,194,184,327       2,194,184,327
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                               886,996            886,996        509,532,924         509,532,924
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                        15,719,207         15,719,207         19,112,464          19,112,464
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                    3,920,278          3,920,278          5,301,938           5,301,938
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                   6,072,369          6,072,369          7,644,477           7,644,477
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                       6,519,118          6,519,118         11,165,171          11,165,171
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                               2,286,849          2,286,849          2,605,795           2,605,795
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                              5,451,353          5,451,353          7,481,440           7,481,440
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                                45,082             45,082            277,521             277,521
=================================================================================================================================
Reacquired:
  Institutional Class                                    (6,875,253,049)    (6,875,253,049)   (11,183,145,466)    (11,183,145,466)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               (6,152,596,175)    (6,152,596,175)   (10,350,150,179)    (10,350,150,179)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                              (1,487,866,781)    (1,487,866,781)    (2,618,202,139)     (2,618,202,139)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  (7,719,934,003)    (7,719,934,003)   (15,032,282,692)    (15,032,282,692)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            (545,549,035)      (545,549,035)      (722,557,942)       (722,557,942)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         (1,037,211,731)    (1,037,211,731)    (2,149,956,546)     (2,149,956,546)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                            (1,621,349)        (1,621,349)      (508,824,540)       (508,824,540)
=================================================================================================================================
                                                             72,379,677    $    72,379,677       (511,160,112)   $   (511,160,112)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are six entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 53% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Short-Term Investments Trust

GOVERNMENT & AGENCY PORTFOLIO

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                 SIX MONTHS ENDED                         YEAR ENDED
                                                               FEBRUARY 28, 2007(A)                     AUGUST 31, 2006
                                                         ---------------------------------    -----------------------------------
                                                             SHARES            AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                     7,828,926,876    $ 7,828,926,876     16,058,832,080    $ 16,058,832,080
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                1,736,478,483      1,736,478,483      3,687,385,407       3,687,385,407
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                 150,956,503        150,956,503        440,728,475         440,728,475
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                   2,823,881,969      2,823,881,969      4,510,878,505       4,510,878,505
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                              72,201,607         72,201,607        181,101,639         181,101,639
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                            916,016,223        916,016,223      1,873,275,386       1,873,275,386
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                           831,093,099        831,093,099        781,406,999         781,406,999
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                        24,482,146         24,482,146         27,325,587          27,325,587
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                    7,992,076          7,992,076         11,291,023          11,291,023
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                     160,642            160,642            144,526             144,526
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                      15,501,919         15,501,919         19,227,328          19,227,328
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                 364,299            364,299            396,053             396,053
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                              4,631,914          4,631,914          4,870,086           4,870,086
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                               533,119            533,119          1,950,622           1,950,622
=================================================================================================================================
Reacquired:
  Institutional Class                                    (8,170,228,264)    (8,170,228,264)   (15,273,458,248)    (15,273,458,248)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               (1,687,485,816)    (1,687,485,816)    (3,931,001,046)     (3,931,001,046)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                (168,594,212)      (168,594,212)      (439,299,192)       (439,299,192)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  (2,803,572,193)    (2,803,572,193)    (4,527,153,652)     (4,527,153,652)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                             (69,578,152)       (69,578,152)      (164,249,402)       (164,249,402)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           (895,654,579)      (895,654,579)    (1,815,048,788)     (1,815,048,788)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                          (845,959,338)      (845,959,338)      (816,646,278)       (816,646,278)
=================================================================================================================================
                                                           (227,851,679)   $  (227,851,679)       631,957,110    $    631,957,110
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are six entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 42% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Short-Term Investments Trust

GOVERNMENT TAXADVANTAGE PORTFOLIO

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                        YEAR ENDED
                                                                 FEBRUARY 28, 2007(A)                    AUGUST 31, 2006
                                                           ---------------------------------    ---------------------------------
                                                               SHARES            AMOUNT             SHARES            AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                       1,486,383,010    $ 1,486,383,010     1,709,809,863    $ 1,709,809,863
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                    147,694,154        147,694,154       310,455,808        310,455,808
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                    15,954,807         15,954,807        33,847,841         33,847,841
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                       123,872,168        123,872,168       202,464,002        202,464,002
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                33,859,847         33,859,847         4,641,062          4,641,062
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                               90,602,936         90,602,936        33,886,629         33,886,629
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                               13,619             13,619           274,396            274,396
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                           2,410,191          2,410,191         2,492,496          2,492,496
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                        371,716            371,716           634,380            634,380
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                         4,929              4,929             7,586              7,586
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                           926,487            926,487         1,290,496          1,290,496
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                     3,468              3,468             6,631              6,631
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                  658,900            658,900           354,912            354,912
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                                  342                342               590                590
=================================================================================================================================
Reacquired:
  Institutional Class                                      (1,409,409,702)    (1,409,409,702)   (1,715,043,107)    (1,715,043,107)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                   (185,500,629)      (185,500,629)     (291,303,871)      (291,303,871)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                   (15,181,043)       (15,181,043)      (32,920,055)       (32,920,055)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                       (65,637,593)       (65,637,593)     (206,157,576)      (206,157,576)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                               (19,173,637)       (19,173,637)       (4,209,956)        (4,209,956)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                              (36,712,106)       (36,712,106)      (15,287,761)       (15,287,761)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                              (13,619)           (13,619)         (261,709)          (261,709)
=================================================================================================================================
                                                              171,128,245    $   171,128,245        34,982,657    $    34,982,657
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are three entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 78% of the outstanding shares of the Fund. ADI has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
()     In addition, 9% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other funds that are also advised by AIM.
(b)  Corporate Class shares commenced sales on February 23, 2006.

NOTE 7--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on each Fund's financial statements and currently intends for the Funds to adopt FIN 48 provisions during the fiscal year ending August 31, 2008.

Short-Term Investments Trust


NOTE 8--FINANCIAL HIGHLIGHTS

LIQUID ASSETS PORTFOLIO

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                            PRIVATE INVESTMENT CLASS
                                                ---------------------------------------------------------------------------------
                                                SIX MONTHS ENDED                         YEAR ENDED AUGUST 31,
                                                  FEBRUARY 28,         ----------------------------------------------------------
                                                      2007               2006        2005         2004         2003        2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $     1.00          $   1.00    $   1.00    $     1.00    $   1.00    $   1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                  0.02              0.04        0.02          0.01        0.01        0.02
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                             0.00              0.00       (0.00)        (0.00)       0.00        0.00
=================================================================================================================================
    Total from investment operations                     0.02              0.04        0.02          0.01        0.01        0.02
=================================================================================================================================
Less distributions:
  Dividends from net investment income                  (0.02)            (0.04)      (0.02)        (0.01)      (0.01)      (0.02)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                    --             (0.00)         --            --          --          --
=================================================================================================================================
    Total distributions                                 (0.02)            (0.04)      (0.02)        (0.01)      (0.01)      (0.02)
=================================================================================================================================
Net asset value, end of period                     $     1.00          $   1.00    $   1.00    $     1.00    $   1.00    $   1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                          2.48%             4.26%       2.19%         0.75%       1.02%       1.85%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)           $1,230,661          $980,681    $808,821    $1,078,780    $978,383    $808,457
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                                       0.42%(b)          0.42%       0.42%         0.42%       0.41%       0.41%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                       0.68%(b)          0.68%       0.69%         0.68%       0.67%       0.69%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average net
  assets                                                 4.94%(b)          4.20%       2.14%         0.74%       1.04%       1.82%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $1,130,674,635.

STIC PRIME PORTFOLIO

                                                                             PRIVATE INVESTMENT CLASS
                                                  -------------------------------------------------------------------------------
                                                  SIX MONTHS ENDED                        YEAR ENDED AUGUST 31,
                                                    FEBRUARY 28,         --------------------------------------------------------
                                                        2007               2006        2005        2004        2003        2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $   1.00           $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                   0.02               0.04        0.02        0.01        0.01        0.02
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                                --                 --          --       (0.00)         --       (0.00)
=================================================================================================================================
    Total from investment operations                      0.02               0.04        0.02        0.01        0.01        0.02
=================================================================================================================================
Less dividends from net investment income                (0.02)             (0.04)      (0.02)      (0.01)      (0.01)      (0.02)
=================================================================================================================================
Net asset value, end of period                        $   1.00           $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                           2.48%              4.28%       2.21%       0.72%       0.97%       1.70%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)              $625,460           $591,306    $556,709    $393,619    $560,825    $499,452
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements          0.42%(b)           0.42%       0.42%       0.42%       0.40%       0.40%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                        0.69%(b)           0.69%       0.69%       0.69%       0.68%       0.64%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average net
  assets                                                  4.95%(b)           4.23%       2.18%       0.71%       0.98%       1.75%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $639,924,265.

Short-Term Investments Trust

TREASURY PORTFOLIO

                                                                           PRIVATE INVESTMENT CLASS
                                              -----------------------------------------------------------------------------------
                                              SIX MONTHS ENDED                          YEAR ENDED AUGUST 31,
                                                FEBRUARY 28,         ------------------------------------------------------------
                                                    2007               2006         2005         2004         2003         2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $   1.00           $   1.00    $     1.00    $   1.00    $     1.00    $   1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                               0.02               0.04          0.02        0.01          0.01        0.02
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                          0.00               0.00          0.00        0.00         (0.00)       0.00
=================================================================================================================================
    Total from investment operations                  0.02               0.04          0.02        0.01          0.01        0.02
=================================================================================================================================
Less distributions:
  Dividends from net investment income               (0.02)             (0.04)        (0.02)      (0.01)        (0.01)      (0.02)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                 --                 --         (0.00)      (0.00)           --          --
=================================================================================================================================
    Total distributions                              (0.02)             (0.04)        (0.02)      (0.01)        (0.01)      (0.02)
=================================================================================================================================
Net asset value, end of period                    $   1.00           $   1.00    $     1.00    $   1.00    $     1.00    $   1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                       2.42%              4.06%         2.06%       0.68%         0.98%       1.77%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)          $897,221           $972,350    $1,229,249    $808,852    $1,100,857    $672,455
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                                    0.42%(b)           0.42%         0.42%       0.42%         0.41%       0.40%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                    0.69%(b)           0.70%         0.70%       0.69%         0.69%       0.65%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average
  net assets                                          4.82%(b)           3.97%         2.03%       0.65%         0.97%       1.72%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $901,291,783.

GOVERNMENT & AGENCY PORTFOLIO

                                                                             PRIVATE INVESTMENT CLASS
                                                  -------------------------------------------------------------------------------
                                                  SIX MONTHS ENDED                        YEAR ENDED AUGUST 31,
                                                    FEBRUARY 28,         --------------------------------------------------------
                                                        2007               2006        2005        2004        2003        2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $   1.00           $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                   0.02               0.04        0.02        0.01        0.01        0.02
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                              0.00              (0.00)      (0.00)      (0.00)       0.00        0.00
=================================================================================================================================
    Total from investment operations                      0.02               0.04        0.02        0.01        0.01        0.02
=================================================================================================================================
Less dividends from net investment income                (0.02)             (0.04)      (0.02)      (0.01)      (0.01)      (0.02)
=================================================================================================================================
Net asset value, end of period                        $   1.00           $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                           2.45%              4.18%       2.14%       0.73%       0.99%       1.78%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)              $575,514           $518,524    $750,824    $484,967    $503,365    $281,993
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements          0.42%(b)           0.42%       0.42%       0.42%       0.42%       0.42%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                        0.65%(b)           0.66%       0.67%       0.65%       0.65%       0.65%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average net
  assets                                                  4.89%(b)           4.15%       2.12%       0.73%       0.98%       1.71%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $529,318,697.

Short-Term Investments Trust

GOVERNMENT TAXADVANTAGE PORTFOLIO

                                                                               PRIVATE INVESTMENT CLASS
                                                     ----------------------------------------------------------------------------
                                                     SIX MONTHS ENDED                       YEAR ENDED AUGUST 31,
                                                       FEBRUARY 28,         -----------------------------------------------------
                                                           2007              2006       2005        2004       2003        2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $  1.00            $  1.00    $  1.00    $   1.00    $  1.00    $   1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.02               0.04       0.02        0.01       0.01        0.02
---------------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and
    unrealized)                                             0.00               0.00       0.00        0.00       0.00        0.00
=================================================================================================================================
    Total from investment operations                        0.02               0.04       0.02        0.01       0.01        0.02
=================================================================================================================================
Less distributions:
  Dividends from net investment income                     (0.02)             (0.04)     (0.02)      (0.01)     (0.01)      (0.02)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                       --                 --         --       (0.00)     (0.00)      (0.00)
=================================================================================================================================
    Total distributions                                    (0.02)             (0.04)     (0.02)      (0.01)     (0.01)      (0.02)
=================================================================================================================================
Net asset value, end of period                           $  1.00            $  1.00    $  1.00    $   1.00    $  1.00    $   1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                             2.43%              4.15%      2.13%       0.74%      0.99%       1.73%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                 $51,629            $89,063    $69,277    $276,400    $85,138    $111,045
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements            0.37%(b)           0.37%      0.37%       0.37%      0.38%       0.38%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements         0.84%(b)           0.87%      0.91%       0.83%      0.83%       0.75%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average net
  assets                                                    4.85%(b)           4.06%      2.15%       0.73%      0.96%       1.73%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $50,817,348.

Short-Term Investments Trust


NOTE 9--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

PENDING LITIGATION AND REGULATORY INQUIRIES

    On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the AMVESCAP defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

Short-Term Investments Trust

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Karen Dunn Kelley                             11 Greenway Plaza
                                  President and Principal                       Suite 100
Frank S. Bayley                   Executive Officer                             Houston, TX 77046-1173
James T. Bunch                    Philip A. Taylor                              INVESTMENT ADVISOR
                                  Executive Vice President                      A I M Advisors, Inc.
Bruce L. Crockett                                                               11 Greenway Plaza
Chair                             Todd L. Spillane                              Suite 100
                                  Chief Compliance Officer                      Houston, TX 77046-1173
Albert R. Dowden
                                  Russell C. Burk                               TRANSFER AGENT
Jack M. Fields                    Senior Vice President and Senior Officer      AIM Investment Services, Inc.
                                                                                P.O. Box 4739
Martin L. Flanagan                John M. Zerr                                  Houston, TX 77210-4739
                                  Senior Vice President, Secretary and Chief
Carl Frischling                   Legal Officer                                 CUSTODIAN
                                                                                The Bank of New York
Robert H. Graham                  Sidney M. Dilgren                             2 Hanson Place
Vice Chair                        Vice President, Treasurer                     Brooklyn, NY 11217-1431
                                  and Principal Financial Officer
Prema Mathai-Davis                                                              COUNSEL TO THE FUND
                                  Lisa O. Brinkley                              Ballard Spahr
Lewis F. Pennock                  Vice President                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street, 51st Floor
Ruth H. Quigley                   Kevin M. Carome                               Philadelphia, PA 19103-7599
                                  Vice President
Larry Soll                                                                      COUNSEL TO THE INDEPENDENT TRUSTEES
                                  Patrick J.P. Farmer                           Kramer, Levin, Naftalis & Frankel LLP
Raymond Stickel, Jr.              Vice President                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714
Philip A. Taylor                  Stephen M. Johnson
                                  Vice President                                DISTRIBUTOR
                                                                                Fund Management Company
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. Shareholders can look up the Fund's Form N-Q filings on the SEC Web site, sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02729 and 002-58287.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2006, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. This information is also available on the SEC Web site, sec.gov.


AIMinvestments.com               STIT-SAR-5             Fund Management Company

                                                         [AIM INVESTMENTS LOGO]
                                                        --REGISTERED TRADEMARK--

                                                                   Reserve Class

                                             SHORT-TERM INVESTMENTS TRUST (STIT)
                                                         Liquid Assets Portfolio
                                                            STIC Prime Portfolio
                                                              Treasury Portfolio
                                                   Government & Agency Portfolio
                                               Government TaxAdvantage Portfolio

                                                               FEBRUARY 28, 2007
                                                               SEMIANNUAL REPORT

 Unless otherwise stated, information presented in this report is as of February
   28, 2007, and is based on total net assets. Unless otherwise stated, all data presented in this report are from A I M Management Group Inc.

                                  [COVER IMAGE]

 SEMI
ANNUAL

INSIDE THIS REPORT
Letter to Shareholders .....................................      1
Fund Data ..................................................      2
Fund Objectives and Strategies .............................      2
Fund Composition by Maturity ...............................      3
Letter from Independent Chairman of Board of Trustees ......      4
Calculating Your Ongoing Fund Expenses .....................      5
Approval of Investment Advisory Agreement ..................      6
Schedule of Investments ....................................    F-1
Financial Statements .......................................   F-23
Notes to Financial Statements ..............................   F-29
Financial Highlights .......................................   F-38
Trustees and Officers ......................................   F-42

 [AIM Investments Logo]
--REGISTERED TRADEMARK--

Short-Term Investments Trust

                                             Dear Shareholders:

                                             We are pleased to present this report on the performance of the Reserve Class of the
                                             Short-Term Investments Trust, part of AIM Cash Management, for the six months ended
                                             February 28, 2007. Thank you for investing with us.

  [KELLEY                                       Through a combination of short-term cash management vehicles and selective use of a
   PHOTO]                                    longer maturity schedule for enhanced yields, each Fund continued to provide competitive returns and maintain a relatively short maturity structure.
Karen Dunn Kelley
                                                Each Fund also continued to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and
                                             AAA from FitchRatings. Fund ratings are subject to change and are based on several factors including an analysis of the Fund's overall credit quality, market price exposure and management.

Market conditions affecting money market funds

Short term interest rates were little changed during the six-month reporting period ended February 28, 2007.1 During the reporting period, the U.S. Federal Reserve Board (the Fed) kept its federal funds target rate unchanged at 5.25% at five consecutive meetings--following 17 consecutive increases from June 2004 to June 2006.2 In its January 31, 2007, statement, the Fed said that some inflation risks persist and that future target interest rate actions would depend on incoming economic data.2

    The economy continued to expand, albeit modestly, during the reporting period. Gross domestic product, the broadest measure of economic activity, grew at an annualized rate of 2.0% in the third quarter of 2006 and 2.5% in the fourth quarter.3 While softness in the residential real estate market and weakness in the manufacturing sector weighed on the economy, they failed to slow it down significantly.

    Economic uncertainty contributed to an inverted yield curve throughout the reporting period--meaning that short-term Treasuries generally yielded more than long-term Treasuries, a reversal of the norm.1 An inverted yield curve traditionally is an indicator of a forthcoming recession. However, declining oil prices, a generally positive stock market and strong corporate earnings provided support for the economy. At the close of the reporting period, three-month Treasury securities yielded 5.13% while 30-year Treasury bonds yielded 4.67%.1

In conclusion

All of us at AIM Investments are committed to the goals of safety, liquidity and yield in money market fund management. We are also dedicated to excellence in customer service. Should you have questions about this report or your account, please contact one of our
Cash Management representatives at 800-659-1005.

Sincerely,


/S/ KAREN DUNN KELLEY


Karen Dunn Kelley
President, Fund Management Company

April 16, 2007

Sources: (1) Lehman Brothers Inc.; (2) U.S. Federal Reserve Board; (3) Bureau of Economic Analysis

THE VIEWS AND OPINIONS EXPRESSED IN THIS LETTER ARE THOSE OF A I M ADVISORS, INC. THESE VIEWS AND OPINIONS ARE SUBJECT TO CHANGE AT
ANY TIME BASED ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE VIEWS AND OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT
ADVICE OR RECOMMENDATIONS, OR AS AN OFFER FOR A PARTICULAR SECURITY. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT
A I M ADVISORS, INC. MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO
GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

Short-Term Investments Trust

====================================================================================================================================
FUND DATA

RESERVE CLASS DATA AS OF 2/28/07
FUND
                                                YIELDS                        WEIGHTED AVERAGE MATURITY        TOTAL NET ASSETS
                                            7-Day SEC Yield
                                           Less Fee Waivers                 Range During       At Close
                               7-Day        and/or Expense      Monthly       Reporting      of Reporting
                            SEC Yield*      Reimbursements       Yield*        Period           Period
Liquid Assets                  4.38%             4.19%           4.37%       30-44 days         38 days        $31.05 million
STIC Prime                     4.38              4.18            4.37        12-18 days         14 days         50.99 million
Treasury                       4.26              4.05            4.25        12-37 days         19 days         89.36 million
Government & Agency            4.32              4.15            4.32        21-41 days         28 days         24.87 million
Government TaxAdvantage        4.27              3.89            4.24        14-43 days         26 days         15.12 million

Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher.
Please visit AIMinvestments.com for the most recent month-end performance. Investment returns will vary. Monthly returns represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses.

     *Had certain fees not been waived and/or certain expenses reimbursed currently or in the past, performance would have been lower.

====================================================================================================================================

====================================================================================================================================

FUND OBJECTIVES AND STRATEGIES

LIQUID ASSETS PORTFOLIO                                            GOVERNMENT & AGENCY PORTFOLIO

Liquid Assets Portfolio seeks to provide as high a level of        Government & Agency Portfolio seeks to maximize current income
current income as is consistent with the preservation of capital   consistent with the preservation of capital and the maintenance
and liquidity.                                                     of liquidity.

   The Fund invests primarily in short-term money market              The Fund invests in direct obligations of the U.S. Treasury
instruments that blend top-tier, high quality U.S.                 and other securities issued or guaranteed as to payment of
dollar-denominated obligations, which include commercial paper,    principal and interest by the U.S. government or by its agencies
certificates of deposit, master and promissory notes, municipal    or instrumentalities, as well as repurchase agreements secured by
securities and repurchase agreements.                              such obligations. Securities purchased by the portfolio have maturities of 397 days or less.
STIC PRIME PORTFOLIO
                                                                   GOVERNMENT TAXADVANTAGE PORTFOLIO
STIC Prime Portfolio seeks to maximize current income consistent
with the preservation of capital and the maintenance of            Government TaxAdvantage Portfolio seeks to maximize current
liquidity.                                                         income consistent with the preservation of capital and the maintenance of liquidity.
   The Fund invests in high quality U.S. dollar-denominated
commercial paper and other commercial instruments with                The Fund may invest in direct obligations of the U.S. Treasury
maturities of 60 days or less, including certificates of           and in U.S. government agency securities with maturities of 397
deposit, repurchase agreements and master notes.                   days or less. This is intended to provide shareholders with dividends exempt from state and local income taxes in some
TREASURY PORTFOLIO                                                 jurisdictions. Investors residing in states with state income tax may find it more profitable to invest in this Fund than in a fund
Treasury Portfolio seeks to maximize current income consistent     not designed to comply with state tax considerations. This does
with the preservation of capital and the maintenance of            not constitute tax advice. Please consult your tax advisor for
liquidity.                                                         your particular situation.

   The Fund invests in direct obligations of the U.S. Treasury and repurchase agreements backed by Treasury obligations.
Securities purchased by the Fund have maturities of 397 days or less.

====================================================================================================================================

Short-Term Investments Trust

=============================================================================     ==================================================
FUND COMPOSITION BY MATURITY                                                      FUND COMPOSITION BY MATURITY

IN DAYS, AS OF 2/28/07                                                            IN DAYS, AS OF 2/28/07

                      LIQUID                      GOVERNMENT      GOVERNMENT      STIC PRIME PORTFOLIO
                      ASSETS        TREASURY       & AGENCY      TAXADVANTAGE
                    PORTFOLIO*     PORTFOLIO     PORTFOLIO**      PORTFOLIO**     1-7                              49.2%

1-7                    52.9%         78.7%          79.1%            72.2%        8-14                             12.8

8-30                   16.4           0.0            7.4              7.4         15-21                            11.7

31-90                  17.5          10.2            3.0             12.7         22-28                            12.3

91-180                  9.3          11.1            2.5              2.5         29-35                             4.9

181+                    3.9           0.0            8.0              5.2         36-42                             2.5

                                                                                  43-60                             6.6

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment
Company Act of 1940.

*  The Fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities. The Fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. The risks of investing in foreign securities and securities which carry foreign credit exposure include decreased publicly available information about issuers, inconsistent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities may also be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions.

** Treasury securities are guaranteed as to timely payment of principal and interest if held to maturity. Many securities purchased by the Fund are not guaranteed by the U.S. government.

====================================================================================================================================

====================================================================================================================================
An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
====================================================================================================================================

====================================================================================================================================
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Read it carefully before you invest or send money.
====================================================================================================================================

Short-Term Investments Trust

                                             Dear Fellow AIM Fund Shareholders:

                                             Your AIM Funds Board started 2007 committed to continue working with management at
                                             A I M Advisors, Inc. (AIM) with the goal of improving performance and lowering shareholder expenses for the AIM Funds.
   [CROCKETT
     PHOTO]                                     The progress made to date is encouraging. Following the general trends of global equity markets and the U.S. stock market, the asset-weighted absolute performance for
Bruce L. Crockett                            all the money market, equity and fixed-income AIM Funds improved for the one-year period ended December 31, 2006, as compared to the one-year period ended December 31,
                                             2005, and the one-year period ended December 31, 2004.(1)*

                                                In November, your Board approved, subject to shareholder vote, four more AIM Fund consolidations. As always, these decisions were made to benefit existing shareholders and were driven by a desire to improve the merged funds' performance, attract new assets and reduce costs. The asset class subcommittees of your Board's Investments
                                             Committee are meeting frequently with portfolio managers to identify how performance might be further improved.

                                                On the expense side, both AMVESCAP, the parent company of AIM, and AIM continue to take advantage of opportunities for operational consolidation, outsourcing and new technologies to improve cost efficiencies for your benefit. Your Board, for example, takes advantage of effective software solutions that enable us to save money through electronic information sharing. Additional cost-saving steps are under way. I'll report more on these steps once they're completed.

                                                Another major Board initiative for early 2007 is the revision of the AIM Funds'
                                             proxy voting guidelines, a project begun by a special Board task force late last year.
                                             We expect to have new procedures in place for the 2007 spring proxy season that will improve the ability of the AIM Funds to cast votes that are in the best interests of all fund shareholders.

                                                While your Board recognizes that additional work lies ahead, we are gratified that some key external sources have recognized changes at AIM and the AIM Funds in the past two years. An article in the November 21, 2006, issue of Morningstar Report
                                             (Morningstar, Inc. is a leading provider of independent mutual fund investment research) included a review of AIM's progress, highlighting lower expenses, stronger investment teams and an improved sales culture, as well as areas for continued
                                             improvement. I'm looking forward to a return visit to Morningstar this year to review
                                             AIM Funds' performance and governance ratings.

                                                Your Board thanks Mark Williamson, former President and CEO of AIM Investments, who retired from your Board in 2006. He has been succeeded on your Board by Phil Taylor,
                                             President of AIM Funds. We extend a warm welcome to Phil.

                                                I'd like to hear from you. Please write to me at AIM Investments, AIM Investments
                                             Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046. Let me know your thoughts on how your Board is doing and how we might serve you better.

                                             Sincerely,

                                             /S/ BRUCE L. CROCKETT


                                             Bruce L. Crockett
                                             Independent Chair
                                             AIM Funds Board

                                             April 16, 2007

                                             Sources: * A I M Management Group Inc. and Lipper Inc.

                                             (1) Past performance is no guarantee of future results. Please visit AIMinvestments.com for the most recent month-end performance for all AIM funds.

Short-Term Investments Trust

Calculating your ongoing Fund expenses

EXAMPLE                                      together with the amount you invested, to       The hypothetical account values and
                                             estimate the expenses that you paid over     expenses may not be used to estimate the
As a shareholder in the Reserve Class, you   the period. Simply divide your account       actual ending account balance or expenses
incur ongoing costs, including management    value by $1,000 (for example, an $8,600      you paid for the period. You may use this
fees, distribution and/or service (12b-1)    account value divided by $1,000 = 8.6),      information to compare the ongoing costs
fees and other Fund expenses. This example   then multiply the result by the number in    of investing in the Fund and other funds.
is intended to help you understand your      the table under the heading entitled         To do so, compare this 5% hypothetical
ongoing costs (in dollars) of investing      "Actual Expenses Paid During Period" to      example with the 5% hypothetical examples
in the Funds and compare these costs with    estimate the expenses you paid on your       that appear in the shareholder reports of
ongoing costs of investing in other mutual   account during this period.                  the other funds.
funds. The example is based on an
investment of $1,000 invested at the         HYPOTHETICAL EXAMPLE FOR COMPARISON             Please note that the expenses shown in
beginning of the period and held for the     PURPOSES                                     the table are meant to highlight your
entire period September 1, 2006, through                                                  ongoing costs only. Therefore, the
February 28, 2007.                           The table below also provides information    hypothetical information is useful in
                                             about hypothetical account values and        comparing ongoing costs only, and will not
ACTUAL EXPENSES                              hypothetical expenses based on the Fund's    help you determine the relative total
                                             actual expense ratio and an assumed rate     costs of owning different funds.
The table below provides information about   of return of 5% per year before expenses,
actual account values and actual expenses.   which is not the Fund's actual return.
You may use the information in this table,

====================================================================================================================================
                                                       ACTUAL                         HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING                ENDING               EXPENSES        ENDING             EXPENSES        ANNUALIZED
                 ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING         EXPENSE
FUND                (9/1/06)             (2/28/07)(1)           PERIOD(2)      (2/28/07)           PERIOD(2)           RATIO
Liquid Assets      $1,000.00              $1,021.90               $4.96        $1,019.89             $4.96             0.99%
STIC Prime          1,000.00               1,021.90                4.96         1,019.89              4.96             0.99
Treasury            1,000.00               1,021.30                4.96         1,019.89              4.96             0.99
Government
& Agency            1,000.00               1,021.60                4.96         1,019.89              4.96             0.99
Government
TaxAdvantage        1,000.00               1,021.20                4.96         1,019.89              4.96             0.99

(1) The actual ending account value is based on the actual total return of the Fund for the period September 1, 2006, through
February 28, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.
====================================================================================================================================

Short-Term Investments Trust

Approval of Investment Advisory Agreement

The Board of Trustees (the "Board") of       Agreement was appropriate and that AIM       Fund's portfolio management team at this
Short-Term Investments Trust (the "Trust")   currently is providing services in           time. Although the independent written
oversees the management of each series       accordance with the terms of the Advisory    evaluation of the Fund's Senior Officer
portfolio of the Trust (each, a "Fund")      Agreement.                                   (discussed below) only considered Fund
and, as required by law, determines                                                       performance through the most recent
annually whether to approve the              o The quality of services to be provided     calendar year, the Board also reviewed
continuance of each Fund's advisory          by AIM. The Board reviewed the credentials   more recent Fund performance, which did
agreement with A I M Advisors, Inc.          and experience of the officers and           not change their conclusions.
("AIM"). Based upon the recommendation of    employees of AIM who will provide
the Investments Committee of the Board, at   investment advisory services to the Fund.    o The performance of the Fund relative to
a meeting on June 27, 2006, the Board,       In reviewing the qualifications of AIM to    indices. The Board reviewed the
including all of the independent trustees,   provide investment advisory services, the    performance of the Fund during the past
approved the continuance of the advisory     Board considered such issues as AIM's        one, three and five calendar years against
agreement (the "Advisory Agreement")         portfolio and product review process,        the performance of the Lipper
between each Fund and AIM for another        AIM's legal and compliance function,         Institutional US Government Money Market
year, effective July 1, 2006.                AIM's use of technology, AIM's portfolio     Index. The Board noted that the Fund's
                                             administration function and the quality of   performance was comparable to the
   The Board considered the factors          AIM's investment research. Based on the      performance of such Index for the one and
discussed below in evaluating the fairness   review of these and other factors, the       five year periods and above such Index for
and reasonableness of each Fund's Advisory   Board concluded that the quality of          the three year period. Based on this
Agreement at the meeting on June 27, 2006    services to be provided by AIM was           review and after taking account of all of
and as part of the Board's ongoing           appropriate and that AIM currently is        the other factors that the Board
oversight of each Fund. In their             providing satisfactory services in           considered in determining whether to
deliberations, the Board and the             accordance with the terms of the Advisory    continue the Advisory Agreement for the
independent trustees did not identify any    Agreement.                                   Fund, the Board concluded that no changes
particular factor that was controlling,                                                   should be made to the Fund and that it was
and each trustee attributed different        o Meetings with the Fund's portfolio         not necessary to change the Fund's
weights to the various factors.              managers and investment personnel. With      portfolio management team at this time.
                                             respect to the Fund, the Board is meeting    Although the independent written
   One responsibility of the independent     periodically with such Fund's portfolio      evaluation of the Fund's Senior Officer
Senior Officer of the Funds is to manage     managers and/or other investment personnel   (discussed below) only considered Fund
the process by which the Funds' proposed     and believes that such individuals are       performance through the most recent
management fees are negotiated to ensure     competent and able to continue to carry      calendar year, the Board also reviewed
that they are negotiated in a manner which   out their responsibilities under the         more recent Fund performance, which did
is at arms' length and reasonable. To that   Advisory Agreement.                          not change their conclusions.
end, the Senior Officer must either
supervise a competitive bidding process or   o Overall performance of AIM. The Board      o Fees relative to those of clients of AIM
prepare an independent written               considered the overall performance of AIM    with comparable investment strategies.
evaluation. The Senior Officer has           in providing investment advisory and         The Board reviewed the effective advisory
recommended an independent written           portfolio administrative services to the     fee rate (before waivers) for the Fund
evaluation in lieu of a competitive          Fund and concluded that such performance     under the Advisory Agreement. The Board
bidding process and, upon the direction of   was satisfactory.                            noted that this rate was below the
the Board, has prepared such an                                                           effective advisory fee rates (before
independent written evaluation. Such         o Independent written evaluation and         waivers) for two mutual funds advised by
written evaluation also considered           recommendations of the Fund's Senior         AIM with investment strategies comparable
certain of the factors discussed below.      Officer. The Board noted that, upon their    to those of the Fund (one of which has an
                                             direction, the Senior Officer of the Fund,   "all-in" fee structure whereby AIM pays
   The discussion below serves as a          who is independent of AIM and AIM's          all of the fund's ordinary operating
summary of the Senior Officer's              affiliates, had prepared an independent      expenses). The Board noted that AIM has
independent written evaluation, as well as   written evaluation in order to assist the    agreed to waive fees and/or limit expenses
a discussion of the material factors and     Board in determining the reasonableness      of the Fund, as discussed below. Based on
the conclusions with respect thereto that    of the proposed management fees of the AIM   this review, the Board concluded that the
formed the basis for the Board's approval    Funds, including the Fund. The Board noted   advisory fee rate for the Fund under the
of each Fund's Advisory Agreement. After     that the Senior Officer's written            Advisory Agreement was fair and
consideration of all of the factors below    evaluation had been relied upon by the       reasonable.
and based on its informed business           Board in this regard in lieu of a
judgment, the Board determined that each     competitive bidding process. In              o Fees relative to those of comparable
Fund's Advisory Agreement is in the best     determining whether to continue the          funds with other advisors. The Board
interests of the Fund and its shareholders   Advisory Agreement for the Fund, the Board   reviewed the advisory fee rate for the
and that the compensation to AIM under       considered the Senior Officer's written      Fund under the Advisory Agreement. The
each Fund's Advisory Agreement is fair and   evaluation.                                  Board compared effective contractual
reasonable and would have been obtained                                                   advisory fee rates at a common asset level
through arm's length negotiations.           FUND-SPECIFIC FACTORS WITH SEPARATE          at the end of the past calendar year and
                                             CONCLUSIONS                                  noted that the Fund's rate was below the
   Unless otherwise stated, information                                                   median rate of the funds advised by other
presented below is as of June 27, 2006 and   The Board considered the following           advisors with investment strategies
does not reflect any changes that may have   fund-specific factors separately for each    comparable to those of the Fund that the
occurred since June 27, 2006, including      Fund, and reached separate conclusions for   Board reviewed. The Board noted that AIM
but not limited to changes to each Fund's    each Fund, which conclusions are set forth   has agreed to waive fees and/or limit
performance, advisory fees, expense          below.                                       expenses of the Fund, as discussed below.
limitations and/or fee waivers.                                                           Based on this review, the Board concluded
                                             Government & Agency Portfolio                that the advisory fee rate for the Fund
FUND-SPECIFIC FACTORS WITH THE SAME                                                       under the Advisory Agreement was fair and
CONCLUSIONS                                  o The performance of the Fund relative to    reasonable.
                                             comparable funds. The Board reviewed the
The Board considered the following           performance of the Fund during the past      o Expense limitations and fee waivers. The
fund-specific factors separately for each    one, three and five calendar years against   Board noted that AIM has contractually
Fund, and reached the same conclusions for   the performance of funds advised by other    agreed to waive fees and/or limit expenses
each Fund, which conclusions are set forth   advisors with investment strategies          of the Fund in an amount necessary to
below.                                       comparable to those of the Fund. The Board   limit total annual operating expenses to a
                                             noted that the Fund's performance in such    specified percentage of average daily net
o The nature and extent of the advisory      periods was above the median performance     assets for each class of the Fund. The
services to be provided by AIM. The Board    of such comparable funds. Based on this      Board considered the contractual nature
reviewed the services to be provided by      review and after taking account of all of    of this fee waiver/expense limitation and
AIM under the Advisory Agreement. Based on   the other factors that the Board             noted that it remains in effect until June
such review, the Board concluded that the    considered in determining whether to         30, 2007.
range of services to be provided by AIM      continue the Advisory Agreement for the
under the Advisory                           Fund, the Board concluded that no changes
                                             should be made to the Fund and that it was
                                             not necessary to change the
                                                                                                                         (continued)

Short-Term Investments Trust

The Board considered the effect this fee     o Fees relative to those of clients of AIM   cash and cash collateral from securities
waiver/expense limitation would have on      with comparable investment strategies.       lending arrangements, if any
the Fund's estimated expenses and            The Board reviewed the effective advisory    (collectively, "cash balances") of the
concluded that the levels of fee             fee rate (before waivers) for the Fund       Fund may be invested in money market funds
waivers/expense limitations for the Fund     under the Advisory Agreement. The Board      advised by AIM pursuant to the terms of an
were fair and reasonable.                    noted that this rate was below the           SEC exemptive order. The Board found that
                                             effective advisory fee rate (before          the Fund may realize certain benefits upon
o Breakpoints and economies of scale. The    waivers) for a mutual fund advised by AIM    investing cash balances in AIM advised
Board reviewed the structure of the Fund's   with investment strategies comparable to     money market funds, including a higher net
advisory fee under the Advisory Agreement,   those of the Fund (which has an "all-in"     return, increased liquidity, increased
noting that it does not include any          fee structure whereby AIM pays all of the    diversification or decreased transaction
breakpoints. The Board considered whether    fund's ordinary operating expenses) and      costs. The Board also found that the Fund
it would be appropriate to add advisory      above the effective advisory fee rate        will not receive reduced services if it
fee breakpoints for the Fund or whether,     (before waivers) for a second mutual fund    invests its cash balances in such money
due to the nature of the Fund and the        advised by AIM with investment strategies    market funds. The Board noted that, to
advisory fee structures of comparable        comparable to those of the Fund. The Board   the extent the Fund invests uninvested
funds, it was reasonable to structure the    noted that AIM has agreed to waive fees      cash in affiliated money market funds,
advisory fee without breakpoints. Based on   and/or limit expenses of the Fund, as        AIM has voluntarily agreed to waive a
this review, the Board concluded that it     discussed below. Based on this review, the   portion of the advisory fees it receives
was not necessary to add advisory fee        Board concluded that the advisory fee rate   from the Fund attributable to such
breakpoints to the Fund's advisory fee       for the Fund under the Advisory Agreement    investment. The Board further determined
sched-ule. The Board reviewed the level of   was fair and reasonable.                     that the proposed securities lending
the Fund's advisory fees, and noted that                                                  program and related procedures with
such fees, as a percentage of the Fund's     o Fees relative to those of comparable       respect to the lending Fund is in the
net assets, would remain constant under      funds with other advisors. The Board         best interests of the lending Fund and its
the Advisory Agreement because the           reviewed the advisory fee rate for the       respective shareholders. The Board
Advisory Agreement does not include any      Fund under the Advisory Agreement. The       therefore concluded that the investment of
breakpoints. The Board concluded that the    Board compared effective contractual         cash collateral received in connection
Fund's fee levels under the Advisory         advisory fee rates at a common asset level   with the securities lending pro-gram in
Agreement therefore would not reflect        at the end of the past calendar year and     the money market funds according to the
economies of scale.                          noted that the Fund's rate was below the     procedures is in the best interests of the
                                             median rate of the funds advised by other    lending Fund and its respective
o Investments in affiliated money market     advisors with investment strategies          shareholders.
funds. Not applicable because the Fund       comparable to those of the Fund that the
does not invest in affiliated money market   Board reviewed. The Board noted that AIM     Liquid Assets Portfolio
funds.                                       has agreed to waive fees and/or limit
                                             expenses of the Fund, as discussed below.    o The performance of the Fund relative to
Government TaxAdvantage Portfolio            Based on this review, the Board concluded    compara-ble funds. The Board reviewed the
                                             that the advisory fee rate for the Fund      performance of the Fund during the past
o The performance of the Fund relative to    under the Advisory Agreement was fair and    one, three and five calendar years against
compara-ble funds. The Board reviewed the    reasonable.                                  the performance of funds advised by other
performance of the Fund during the past                                                   advisors with investment strategies
one, three and five calendar years against   o Expense limitations and fee waivers. The   comparable to those of the Fund. The Board
the performance of funds advised by other    Board noted that AIM has contractually       noted that the Fund's performance in such
advisors with investment strategies          agreed to waive fees and/or limit expenses   periods was above the median performance
comparable to those of the Fund. The Board   of the Fund in an amount necessary to        of such comparable funds. Based on this
noted that the Fund's performance in such    limit total annual operating expenses to a   review and after taking account of all of
periods was above the median performance     specified percentage of average daily net    the other factors that the Board
of such comparable funds. Based on this      assets for each class of the Fund. The       considered in determining whether to
review and after taking account of all of    Board considered the contractual nature      continue the Advisory Agreement for the
the other factors that the Board             of this fee waiver/expense limitation and    Fund, the Board concluded that no changes
considered in determining whether to         noted that it remains in effect until June   should be made to the Fund and that it was
continue the Advisory Agreement for the      30, 2007. The Board considered the effect    not necessary to change the Fund's
Fund, the Board concluded that no changes    this fee waiver/expense limitation would     portfolio management team at this time.
should be made to the Fund and that it was   have on the Fund's estimated expenses and    Although the independent written
not necessary to change the Fund's           concluded that the levels of fee             evaluation of the Fund's Senior Officer
portfolio management team at this time.      waivers/expense limitations for the Fund     (discussed below) only consid-ered Fund
Although the independent written             were fair and reasonable.                    performance through the most recent
evaluation of the Fund's Senior Officer                                                   cal-endar year, the Board also reviewed
(discussed below) only consid-ered Fund      o Breakpoints and economies of scale. The    more recent Fund performance, which did
performance through the most recent          Board reviewed the structure of the Fund's   not change their conclusions.
cal-endar year, the Board also reviewed      advisory fee under the Advisory Agreement,
more recent Fund performance, which did      noting that it includes two breakpoints.     o The performance of the Fund relative to
not change their conclusions.                The Board reviewed the level of the Fund's   indices. The Board reviewed the
                                             advisory fees, and noted that such fees,     performance of the Fund during the past
o The performance of the Fund relative to    as a percentage of the Fund's net assets,    one, three and five calendar years against
indices. The Board reviewed the              have decreased as net assets increased       the performance of the Lipper
performance of the Fund during the past      because the Advisory Agreement includes      Institutional Money Market Index. The
one, three and five calendar years against   breakpoints. The Board noted that, due to    Board noted that the Fund's performance
the performance of the Lipper                the Fund's asset levels at the end of the    in such periods was comparable to the
Institutional US Government Money Market     past calendar year and the way in which      performance of such Index. Based on this
Index. The Board noted that the Fund's       the advisory fee breakpoints have been       review and after taking account of all of
performance in such periods was comparable   structured, the Fund has yet to fully        the other factors that the Board
to the performance of such Index. Based on   benefit from the breakpoints. The Board      considered in determining whether to
this review and after taking account of      concluded that the Fund's fee levels under   continue the Advisory Agreement for the
all of the other factors that the Board      the Advisory Agreement therefore reflect     Fund, the Board concluded that no changes
considered in determining whether to         economies of scale and that it was not       should be made to the Fund and that it was
continue the Advisory Agreement for the      necessary to change the advisory fee         not necessary to change the Fund's
Fund, the Board concluded that no changes    breakpoints in the Fund's advisory fee       portfolio management team at this time.
should be made to the Fund and that it was   schedule.                                    Although the independent written
not necessary to change the Fund's                                                        evaluation of the Fund's Senior Officer
portfolio management team at this time.      o Investments in affiliated money market     (discussed below) only considered Fund
Although the independent written             funds. The Board also took into account
evaluation of the Fund's Senior Officer      the fact that uninvested
(discussed below) only considered Fund
performance through the most recent
calendar year, the Board also reviewed
more recent Fund performance, which did
not change their conclusions.

                                                                                                                         (continued)

Short-Term Investments Trust

performance through the most recent          o Investments in affiliated money market     other advisors with investment strategies
calendar year, the Board also reviewed       funds. Not applicable because the Fund       comparable to those of the Fund that the
more recent Fund performance, which did      does not invest in affiliated money market   Board reviewed. The Board noted that AIM
not change their conclusions.                funds.                                       has agreed to waive fees and/or limit
                                                                                          expenses of the Fund, as discussed below.
o Fees relative to those of clients of AIM   STIC Prime Portfolio                         Based on this review, the Board concluded
with comparable investment strategies. The                                                that the advisory fee rate for the Fund
Board reviewed the effective advisory fee    o The performance of the Fund relative to    under the Advisory Agreement was fair and
rate (before waivers) for the Fund under     comparable funds. The Board reviewed the     reasonable.
the Advisory Agreement. The Board noted      performance of the Fund during the past
that this rate was (i) the same as the       one, three and five calendar years against   o Expense limitations and fee waives. The
effective advisory fee rate (before          the performance of funds advised by other    Board noted that AIM has contractually
waivers) for a mutual fund advised by AIM    advisors with investment strategies          agreed to waive fees and/or limit expenses
with investment strategies comparable to     comparable to those of the Fund. The Board   of the Fund in an amount necessary to
those of the Fund; and (ii) above the        noted that the Fund's performance in such    limit total annual operating expenses to a
effective fee rates (before waivers) for     periods was above the median performance     specified percentage of average daily net
three collective trust funds sub-advised     of such comparable funds. Based on this      assets for each class of the Fund. The
by an AIM affiliate with investment          review and after taking account of all of    Board considered the contractual nature
strategies comparable to those of the        the other factors that the Board             of this fee waiver/expense limitation and
Fund. The Board noted that AIM has agreed    considered in determining whether to         noted that it remains in effect until June
to waive fees and/or limit expenses of the   continue the Advisory Agreement for the      30, 2007. The Board considered the effect
Fund, as discussed below. Based on this      Fund, the Board concluded that no changes    this fee waiver/expense limitation would
review, the Board concluded that the         should be made to the Fund and that it was   have on the Fund's estimated expenses and
advisory fee rate for the Fund under the     not necessary to change the Fund's           concluded that the levels of fee
Advisory Agreement was fair and              portfolio management team at this time.      waivers/expense limitations for the Fund
reasonable.                                  Although the independent written             were fair and reasonable.
                                             evaluation of the Fund's Senior Officer
o Fees relative to those of comparable       (discussed below) only considered Fund       o Breakpoints and economies of scale. The
funds with other advisors. The Board         performance through the most recent          Board reviewed the structure of the Fund's
reviewed the advisory fee rate for the       calendar year, the Board also reviewed       advisory fee under the Advisory Agreement,
Fund under the Advisory Agreement. The       more recent Fund performance, which did      noting that it does not include any
Board compared effective contractual         not change their conclusions.                breakpoints. The Board considered whether
advisory fee rates at a common asset level                                                it would be appropriate to add advisory
at the end of the past calendar year and     o The performance of the Fund relative to    fee breakpoints for the Fund or whether,
noted that the Fund's rate was below the     indices. The Board reviewed the              due to the nature of the Fund and the
median rate of the funds advised by other    performance of the Fund during the past      advisory fee structures of comparable
advisors with investment strategies          one, three and five calendar years against   funds, it was reasonable to structure the
comparable to those of the Fund that the     the performance of the Lipper                advisory fee without breakpoints. Based on
Board reviewed. The Board noted that AIM     Institutional Money Market Fund Index. The   this review, the Board concluded that it
has agreed to waive fees and/or limit        Board noted that the Fund's performance in   was not necessary to add advisory fee
expenses of the Fund, as discussed below.    such periods was comparable to the           breakpoints to the Fund's advisory fee
Based on this review, the Board concluded    performance of such Index. Based on this     schedule. The Board reviewed the level of
that the advisory fee rate for the Fund      review and after taking account of all of    the Fund's advisory fees, and noted that
under the Advisory Agreement was fair and    the other factors that the Board             such fees, as a percentage of the Fund's
reasonable.                                  considered in determining whether to         net assets, would remain constant under
                                             continue the Advisory Agreement for the      the Advisory Agreement because the
o Expense limitations and fee waives. The    Fund, the Board concluded that no changes    Advisory Agreement does not include any
Board noted that AIM has contractually       should be made to the Fund and that it was   breakpoints. The Board concluded that the
agreed to waive fees and/or limit expenses   not necessary to change the Fund's           Fund's fee levels under the Advisory
of the Fund in an amount nec-essary to       portfolio management team at this time.      Agreement therefore would not reflect
limit total annual operating expenses to a   Although the independent written             economies of scale.
specified percentage of average daily net    evaluation of the Fund's Senior Officer
assets for each class of the Fund. The       (discussed below) only considered Fund       o Investments in affiliated money market
Board considered the con-tractual nature     performance through the most recent          funds. Not applicable because the Fund
of this fee waiver/expense limitation and    calendar year, the Board also reviewed       does not invest in affiliated money market
noted that it remains in effect until June   more recent Fund perform-ance, which did     funds.
30, 2007. The Board considered the effect    not change their conclusions.
this fee waiver/expense limitation would                                                  Treasury Portfolio
have on the Fund's estimated expenses and    o Fees relative to those of clients of AIM
concluded that the levels of fee             with comparable investment strategies. The   o The performance of the Fund relative to
waivers/expense limitations for the Fund     Board reviewed the effective advisory fee    compara-ble funds. The Board reviewed the
were fair and reasonable.                    rate (before waivers) for the Fund under     performance of the Fund during the past
                                             the Advisory Agreement. The Board noted      one, three and five calendar years against
o Breakpoints and economies of scale. The    that this rate was (i) the same as the       the performance of funds advised by other
Board reviewed the structure of the Fund's   effective advisory fee rate (before          advisors with investment strategies
advisory fee under the Advisory Agreement,   waivers) for a mutual fund advised by AIM    comparable to those of the Fund. The Board
noting that it does not include any          with investment strategies comparable to     noted that the Fund's performance in such
breakpoints. The Board considered whether    those of the Fund; and (ii) above the        periods was above the median performance
it would be appropriate to add advisory      effective fee rates (before waivers) for     of such comparable funds. Based on this
fee breakpoints for the Fund or whether,     three collective trust funds subadvised      review and after taking account of all of
due to the nature of the Fund and the        by an AIM affiliate with investment          the other factors that the Board
advisory fee structures of comparable        strategies comparable to those of the        considered in determining whether to
funds, it was reasonable to structure the    Fund. The Board noted that AIM has agreed    continue the Advisory Agreement for the
advisory fee without breakpoints. Based on   to waive fees and/or limit expenses of the   Fund, the Board concluded that no changes
this review, the Board concluded that it     Fund, as discussed below. Based on this      should be made to the Fund and that it was
was not necessary to add advisory fee        review, the Board concluded that the         not necessary to change the Fund's
breakpoints to the Fund's advisory fee       advisory fee rate for the Fund under the     portfolio management team at this time.
schedule. The Board reviewed the level of    Advisory Agreement was fair and              Although the independent written
the Fund's advisory fees, and noted that     reasonable.                                  evaluation of the Fund's Senior Officer
such fees, as a percentage of the Fund's                                                  (discussed below) only considered Fund
net assets, would remain constant under      o Fees relative to those of comparable       performance through the most recent
the Advisory Agreement because the           funds with other advisors. The Board         calendar year, the Board also reviewed
Advisory Agreement does not include any      reviewed the advisory fee rate for the       more recent Fund performance, which did
breakpoints. The Board concluded that the    Fund under the Advisory Agreement. The       not change their conclusions.
Fund's fee levels under the Advisory         Board compared effective contractual
Agreement therefore would not reflect        advisory fee rates at a common asset level
economies of scale.                          at the end of the past calendar year and
                                             noted that the Fund's rate was comparable
                                             to the median rate of the funds advised by

                                                                                                                         (continued)

Short-Term Investments Trust

o The performance of the Fund relative to    The Board reviewed the level of the          o AIM's financial soundness in light of
indices. The Board reviewed the              Fund's advisory fees, and noted that such    the Fund's needs. The Board considered
performance of the Fund during the past      fees, as a percentage of the Fund's net      whether AIM is financially sound and has
one, three and five calendar years against   assets, would remain constant under the      the resources necessary to perform its
the performance of the Lipper                Advisory Agreement because the Advisory      obligations under the Advisory Agreement,
Institutional US Treasury Money Market       Agreement does not include any               and concluded that AIM has the financial
Index. The Board noted that the Fund's       breakpoints. The Board concluded that the    resources necessary to fulfill its
performance was comparable to the            Fund's fee levels under the Advisory         obligations under the Advisory Agreement.
performance of such Index for the one        Agreement therefore would not reflect
year period and above such Index for the     economies of scale.                          o Historical relationship between the Fund
three and five year periods. Based on this                                                and AIM. In determining whether to
review and after taking account of all of    o Investments in affiliated money market     continue the Advisory Agreement for the
the other factors that the Board             funds. The Board also took into account      Fund, the Board also considered the prior
considered in determining whether to         the fact that uninvested cash and cash       relationship between AIM and the Fund, as
continue the Advisory Agreement for the      collateral from securities lending           well as the Board's knowledge of AIM's
Fund, the Board concluded that no changes    arrangements, if any (collectively, "cash    operations, and concluded that it was
should be made to the Fund and that it was   balances") of the Fund may be invested in    beneficial to maintain the current
not necessary to change the Fund's           money market funds advised by AIM pursuant   relationship, in part, because of such
portfolio management team at this time.      to the terms of an SEC exemptive order.      knowledge. The Board also reviewed the
Although the independent written             The Board found that the Fund may realize    general nature of the non-investment
evaluation of the Fund's Senior Officer      certain benefits upon investing cash         advisory services currently performed by
(discussed below) only considered Fund       balances in AIM advised money market         AIM and its affiliates, such as
performance through the most recent          funds, including a higher net return,        administrative, transfer agency and
calendar year, the Board also reviewed       increased liquidity, increased               distribution services, and the fees
more recent Fund performance, which did      diversification or decreased transaction     received by AIM and its affiliates for
not change their conclusions.                costs. The Board also found that the Fund    performing such services. In addition to
                                             will not receive reduced services if it      reviewing such services, the trustees also
o Fees relative to those of clients of AIM   invests its cash balances in such money      considered the organizational structure
with comparable investment strategies. The   market funds. The Board noted that, to       employed by AIM and its affiliates to
Board noted that AIM does not serve as an    the extent the Fund invests uninvested       provide those services. Based on the
advisor to other mutual funds or other       cash in affiliated money market funds,       review of these and other factors, the
clients with investment strategies           AIM has voluntarily agreed to waive a        Board concluded that AIM and its
comparable to those of the Fund.             portion of the advisory fees it receives     affiliates were qualified to continue to
                                             from the Fund attributable to such           provide non-investment advisory services
o Fees relative to those of comparable       investment. The Board further determined     to the Fund, including administrative,
funds with other advisors. The Board         that the proposed securities lending         transfer agency and distribution services,
reviewed the advisory fee rate for the       program and related procedures with          and that AIM and its affiliates currently
Fund under the Advisory Agreement. The       respect to the lending Fund is in the        are providing satisfactory non-investment
Board compared effective contractual         best interests of the lending Fund and its   advisory services.
advisory fee rates at a common asset level   respective shareholders. The Board
at the end of the past calendar year and     therefore concluded that the investment of   o Other factors and current trends. The
noted that the Fund's rate was below the     cash collateral received in connection       Board considered the steps that AIM and
median rate of the funds advised by other    with the securities lending program in       its affiliates have taken over the last
advisors with investment strategies          the money market funds according to the      several years, and continue to take, in
comparable to those of the Fund that the     procedures is in the best interests of the   order to improve the quality and
Board reviewed. The Board noted that AIM     lending Fund and its respective              efficiency of the services they provide
has agreed to waive fees and/or limit        shareholders.                                to the Funds in the areas of investment
expenses of the Fund, as discussed below.                                                 performance, product line diversification,
Based on this review, the Board concluded    GLOBAL FACTORS                               distribution, fund operations, shareholder
that the advisory fee rate for the Fund                                                   services and compliance. The Board
under the Advisory Agreement was fair and    The Board considered the following global    concluded that these steps taken by AIM
reasonable.                                  factors for each Fund and reached the same   have improved, and are likely to continue
                                             conclusions for each Fund, which             to improve, the quality and efficiency of
o Expense limitations and fee waivers. The   conclusions are set forth below.             the services AIM and its affiliates
Board noted that AIM has contractually                                                    provide to the Fund in each of these
agreed to waive fees and/or limit expenses   o Profitability of AIM and its affiliates.   areas, and support the Board's approval of
of the Fund in an amount necessary to        The Board reviewed information concerning    the continuance of the Advisory Agreement
limit total annual operating expenses to a   the profitability of AIM's (and its          for the Fund.
specified percentage of average daily net    affiliates') investment advisory and other
assets for each class of the Fund. The       activities and its financial condition.
Board considered the contractual nature      The Board considered the overall
of this fee waiver/expense limitation and    profitability of AIM, as well as the
noted that it remains in effect until June   profitability of AIM in connection with
30, 2007. The Board considered the effect    managing the Fund. The Board noted that
this fee waiver/expense limitation would     AIM's operations remain profitable,
have on the Fund's estimated expenses and    although increased expenses in recent
concluded that the levels of fee             years have reduced AIM's profitability.
waivers/expense limitations for the Fund     Based on the review of the profitability
were fair and reasonable.                    of AIM's and its affili-ates' investment
                                             advisory and other activities and its
o Breakpoints and economies of scale. The    financial condition, the Board concluded
Board reviewed the structure of the Fund's   that the compensation to be paid by the
advisory fee under the Advisory Agreement,   Fund to AIM under its Advisory Agreement
noting that it does not include any          was not excessive.
breakpoints. The Board considered whether
it would be appropriate to add advisory      o Benefits of soft dollars to AIM. The
fee breakpoints for the Fund or whether,     Board considered the benefits realized by
due to the nature of the Fund and the        AIM as a result of brokerage transactions
advisory fee structures of comparable        executed through "soft dollar"
funds, it was reasonable to structure the    arrangements. Under these arrangements,
advisory fee without breakpoints. Based on   brokerage commissions paid by other funds
this review, the Board concluded that it     advised by AIM are used to pay for
was not necessary to add advisory fee        research and execution services. This
breakpoints to the Fund's advisory fee       research may be used by AIM in making
schedule.                                    investment decisions for the Fund. The
                                             Board concluded that such arrangements
                                             were appropriate.

Short-Term Investments Trust

LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS

February 28, 2007
(Unaudited)

                                                              PRINCIPAL
                                                               AMOUNT
                                                MATURITY        (000)           VALUE
------------------------------------------------------------------------------------------
COMMERCIAL PAPER-33.16%(A)

ASSET-BACKED SECURITIES-COMMERCIAL
 LOANS/LEASES-2.73%


Amstel Funding Corp.
 (Acquired 12/01/06;
 Cost $156,874,148)
 5.16%(b)(c)                                     05/29/07     $161,005     $   158,951,113
------------------------------------------------------------------------------------------
 (Acquired 02/23/07;
 Cost $101,937,225)
 5.19%(b)(c)                                     08/24/07      104,622         101,967,391
------------------------------------------------------------------------------------------
 (Acquired 12/01/06;
 Cost $148,013,167)
 5.24%(b)(c)                                     03/05/07      150,000         149,912,667
------------------------------------------------------------------------------------------
Atlantis One Funding Corp.
 (Acquired 11/10/06;
 Cost $97,390,583)
 5.19%(b)(c)                                     05/10/07      100,000          98,990,833
------------------------------------------------------------------------------------------
 (Acquired 11/07/06;
 Cost $34,067,176)
 5.19%(b)(c)                                     05/18/07       35,037          34,643,009
==========================================================================================
                                                                               544,465,013
==========================================================================================



ASSET-BACKED SECURITIES-FULLY SUPPORTED
 BANK-5.90%


Concord Minutemen Capital Co., LLC- Series A
 (Multi CEP's-Liberty Hampshire Co., LLC;
 agent) (Acquired 02/02/07;
 Cost $48,692,778)
 5.20%(b)                                        08/02/07       50,000          48,887,778
------------------------------------------------------------------------------------------
 (Acquired 01/10/07;
 Cost $100,016,861)
 5.21%(b)                                        06/08/07      102,206         100,741,644
------------------------------------------------------------------------------------------
 (Acquired 10/20/06;
 Cost $47,738,339)
 5.22%(b)                                        04/19/07       49,025          48,676,677
------------------------------------------------------------------------------------------
 (Acquired 09/19/06;
 Cost $156,252,977)
 5.25%(b)                                        03/23/07      160,589         160,073,365
------------------------------------------------------------------------------------------
Crown Point Capital Co., LLC-
 Series A (Multi CEP's-Liberty Hampshire Co.,
 LLC; agent) (Acquired 10/13/06;
 Cost $97,493,903)
 5.22%(b)                                        04/04/07      100,000          99,507,472
------------------------------------------------------------------------------------------
 (Acquired 02/21/07;
 Cost $99,604,750)
 5.27%(b)                                        03/20/07      100,000          99,721,861
------------------------------------------------------------------------------------------
Govco Inc.
 (Multi CEP's-Government sponsored entities)
 (Acquired 09/19/06;
 Cost $34,237,565)
 5.25%(b)                                        03/16/07       35,150          35,073,109
------------------------------------------------------------------------------------------
Legacy Capital Co., LLC
 Series A (Multi CEP's-Liberty Hampshire Co.,
 LLC; agent) (Acquired 02/02/07;
 Cost $99,590,111)
 5.27%(b)                                        03/02/07      100,000          99,985,361
------------------------------------------------------------------------------------------

                                                              PRINCIPAL
                                                               AMOUNT
                                                MATURITY        (000)           VALUE
------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-FULLY SUPPORTED BANK-(CONTINUED)

Lexington Parker Capital Co., LLC
 (Multi CEP's-Liberty Hampshire Co., LLC;
 agent)
 (Acquired 12/05/06;
 Cost $99,187,000)
 5.18%(b)                                        04/10/07     $100,000     $    99,424,445
------------------------------------------------------------------------------------------
 (Acquired 01/23/07;
 Cost $136,339,778)
 5.20%(b)                                        07/25/07      140,000         137,047,556
------------------------------------------------------------------------------------------
 (Acquired 01/10/07;
 Cost $122,843,125)
 5.22%(b)                                        05/11/07      125,000         123,713,125
------------------------------------------------------------------------------------------
Long Lane Master Trust IV
 Series A (CEP-Bank of America, N.A.)
 (Acquired 12/07/06;
 Cost $97,026,831)
 5.25%(b)                                        03/07/07       98,316          98,230,055
------------------------------------------------------------------------------------------
Variable Funding Capital Co. LLC
 (CEP-Wachovia Bank, N.A.)
 (Acquired 02/08/07;
 Cost $24,868,250)
 5.27%(b)                                        03/16/07       25,000          24,945,104
==========================================================================================
                                                                             1,176,027,552
==========================================================================================


ASSET-BACKED SECURITIES-MULTI-PURPOSE-2.75%


Amsterdam Funding Corp.
 (Acquired 11/07/06;
 Cost $48,736,111)
 5.20%(b)                                        05/01/07       50,000          49,559,444
------------------------------------------------------------------------------------------
 (Acquired 11/07/06;
 Cost $48,728,889)
 5.20%(b)                                        05/02/07       50,000          49,552,222
------------------------------------------------------------------------------------------
 (Acquired 11/07/06;
 Cost $48,721,667)
 5.20%(b)                                        05/03/07       50,000          49,545,000
------------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust

                                                              PRINCIPAL
                                                               AMOUNT
                                                MATURITY        (000)           VALUE
------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

Atlantic Asset Securitization LLC
 (Acquired 09/20/06;
 Cost $50,615,759)
 5.24%(b)                                        03/20/07     $ 51,984     $    51,840,373
------------------------------------------------------------------------------------------
 (Acquired 02/12/07;
 Cost $197,829,974)
 5.27%(b)                                        03/12/07      198,615         198,295,175
------------------------------------------------------------------------------------------
Sheffield Receivables Corp.
 (Acquired 01/30/07;
 Cost $149,319,292)
 5.27%(b)                                        03/02/07      150,000         149,978,042
==========================================================================================
                                                                               548,770,256
==========================================================================================



ASSET-BACKED SECURITIES-SECURITY INVESTMENT
 VEHICLES-15.83%


Aquifer Funding Ltd./LLC
 (Acquired 02/06/07;
 Cost $248,975,278)
 5.27%(b)                                        03/06/07      250,000         249,817,014
------------------------------------------------------------------------------------------
 (Acquired 02/07/07;
 Cost $199,180,222)
 5.27%(b)                                        03/07/07      200,000         199,824,333
------------------------------------------------------------------------------------------
Beta Finance Corp./Inc.
 (Acquired 10/20/06;
 Cost $30,168,425)
 5.22%(b)(c)                                     04/23/07       31,000          30,761,765
------------------------------------------------------------------------------------------
Grampian Funding Ltd./LLC
 (Acquired 12/13/06;
 Cost $14,614,777)
 5.17%(b)(c)                                     06/11/07       15,000          14,780,488
------------------------------------------------------------------------------------------
 (Acquired 12/08/06;
 Cost $122,173,455)
 5.19%(b)(c)                                     05/14/07      125,000         123,667,743
------------------------------------------------------------------------------------------
 (Acquired 11/20/06;
 Cost $98,225,917)
 5.24%(b)(c)                                     03/22/07      100,000          99,694,625
------------------------------------------------------------------------------------------
Grenadier Funding Ltd./Corp.
 (Acquired 02/08/07;
 Cost $100,011,860)
 5.25%(b)                                        05/08/07      101,327         100,322,174
------------------------------------------------------------------------------------------
 (Acquired 02/14/07;
 Cost $132,454,075)
 5.25%(b)                                        05/14/07      134,176         132,728,017
------------------------------------------------------------------------------------------
 (Acquired 02/06/07;
 Cost $135,076,828)
 5.26%(b)                                        04/25/07      136,634         135,535,994
------------------------------------------------------------------------------------------
Liberty Harbour CDO Ltd./Inc.
 (Acquired 02/01/07;
 Cost $98,932,375)
 5.27%(b)                                        04/16/07      100,000          99,327,250
------------------------------------------------------------------------------------------
 (Acquired 02/06/07;
 Cost $129,199,200)
 5.28%(b)                                        03/22/07      130,000         129,599,600
------------------------------------------------------------------------------------------

                                                              PRINCIPAL
                                                               AMOUNT
                                                MATURITY        (000)           VALUE
------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-SECURITY INVESTMENT
  VEHICLES-(CONTINUED)

Liberty Harbour II CDO Ltd./Inc.
 (Acquired 02/27/07;
 Cost $99,633,333)
 5.28%(b)                                        03/26/07     $100,000     $    99,633,333
------------------------------------------------------------------------------------------
 (Acquired 02/27/07;
 Cost $149,098,854)
 5.28%(b)                                        04/11/07      150,000         149,098,854
------------------------------------------------------------------------------------------
 (Acquired 02/27/07;
 Cost $149,076,000)
 5.28%(b)                                        04/12/07      150,000         149,076,000
------------------------------------------------------------------------------------------
 (Acquired 02/27/07;
 Cost $79,788,000)
 5.30%(b)                                        03/19/07       80,000          79,788,000
------------------------------------------------------------------------------------------
Scaldis Capital Ltd./LLC
 (Acquired 02/22/07;
 Cost $176,122,275)
 5.21%(b)(c)                                     07/25/07      180,000         176,200,350
------------------------------------------------------------------------------------------
Sigma Finance Inc.
 (Acquired 12/06/06;
 Cost $97,411,556)
 5.12%(b)(c)                                     06/06/07      100,000          98,620,445
------------------------------------------------------------------------------------------
 (Acquired 11/16/06;
 Cost $70,138,400)
 5.20%(b)(c)                                     05/14/07       72,000          71,230,400
------------------------------------------------------------------------------------------
Solitaire Funding Ltd./LLC
 (Acquired 01/03/07;
 Cost $98,688,750)
 5.25%(b)(c)                                     04/05/07      100,000          99,490,069
------------------------------------------------------------------------------------------
 (Acquired 01/22/07;
 Cost $197,348,361)
 5.25%(b)(c)                                     04/23/07      200,000         198,455,639
------------------------------------------------------------------------------------------
Tierra Alta Funding I, Ltd./Corp.
 (Acquired 02/08/07;
 Cost $149,231,458)
 5.27%(b)                                        03/15/07      150,000         149,692,583
------------------------------------------------------------------------------------------
 (Acquired 02/21/07;
 Cost $49,787,736)
 5.27%(b)                                        03/22/07       50,000          49,846,292
------------------------------------------------------------------------------------------
 (Acquired 02/07/07;
 Cost $75,365,266)
 5.28%(b)                                        03/01/07       75,609          75,609,000
------------------------------------------------------------------------------------------
 (Acquired 02/12/07;
 Cost $134,307,656)
 5.28%(b)                                        03/20/07      135,000         134,624,156
------------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust

                                                              PRINCIPAL
                                                               AMOUNT
                                                MATURITY        (000)           VALUE
------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-SECURITY INVESTMENT
  VEHICLES-(CONTINUED)

Zenith Funding Ltd./Corp.
 (Acquired 02/22/07;
 Cost $306,328,036)
 5.25%(b)                                        05/23/07     $310,238     $   306,482,828
==========================================================================================
                                                                             3,153,906,952
==========================================================================================


DIVERSIFIED BANKS-3.77%

CALYON North America Inc.
 5.23%(c)                                        03/14/07      100,000          99,811,229
------------------------------------------------------------------------------------------
 5.24%(c)                                        03/01/07      110,000         110,000,000
------------------------------------------------------------------------------------------
HBOS Treasury Services PLC
 5.20%(c)                                        07/23/07      150,000         146,883,000
------------------------------------------------------------------------------------------
 5.22%(c)                                        03/13/07      100,000          99,826,000
------------------------------------------------------------------------------------------
Societe Generale North America
 5.12%(c)                                        08/03/07      100,000          97,797,709
------------------------------------------------------------------------------------------
 5.18%(c)                                        06/13/07      200,000         197,007,111
==========================================================================================
                                                                               751,325,049
==========================================================================================


REGIONAL BANKS-2.18%

Bank of Ireland
 (Acquired 12/07/06;
 Cost $92,930,267)
 5.16%(b)(c)                                     05/08/07       95,000          94,074,067
------------------------------------------------------------------------------------------
 (Acquired 11/28/06;
 Cost $73,697,500)
 5.21%(b)(c)                                     03/30/07       75,000          74,685,229
------------------------------------------------------------------------------------------
Banque et Caisse d'Epargne de l'Etat
 (Acquired 02/02/07;
 Cost $19,910,272)
 5.21%(c)                                        03/05/07       20,000          19,988,422
------------------------------------------------------------------------------------------
Danske Corp.
 5.20%(c)                                        08/13/07      150,000         146,425,000
------------------------------------------------------------------------------------------
Northern Rock PLC
 (Acquired 11/07/06;
 Cost $98,251,667)
 5.25%(b)(c)                                     03/07/07      100,000          99,912,584
==========================================================================================
                                                                               435,085,302
==========================================================================================
 Total Commercial Paper (Cost $6,609,580,124)                                6,609,580,124
==========================================================================================


CERTIFICATES OF DEPOSIT-10.87%

Barclays Bank PLC (United Kingdom)
 5.13%(c)                                        03/26/07      100,000         100,000,000
------------------------------------------------------------------------------------------
 5.32%(c)                                        04/27/07      100,000         100,000,000
------------------------------------------------------------------------------------------
 5.34%(c)                                        05/08/07       99,000          99,000,000
------------------------------------------------------------------------------------------
Barclays Bank PLC 5.45%                          06/12/07      102,000         102,000,000
------------------------------------------------------------------------------------------
CALYON
 5.29%                                           03/06/07      150,000         150,000,000
------------------------------------------------------------------------------------------
 5.37%(d)                                        11/09/07      190,000         190,000,000
------------------------------------------------------------------------------------------

                                                              PRINCIPAL
                                                               AMOUNT
                                                MATURITY        (000)           VALUE
------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT-(CONTINUED)

CALYON (United Kingdom)
 5.35%(c)                                        05/07/07     $100,000     $   100,000,000
------------------------------------------------------------------------------------------
Credit Agricole S.A. (United Kingdom)
 5.36%(c)                                        04/23/07      185,000         185,000,000
------------------------------------------------------------------------------------------
Deutsche Bank
 5.35%                                           08/06/07      100,000         100,000,000
------------------------------------------------------------------------------------------
 5.40%                                           12/12/07      150,000         150,000,000
------------------------------------------------------------------------------------------
 5.40%                                           01/09/08       90,000          90,000,000
------------------------------------------------------------------------------------------
Deutsche Bank (United Kingdom)
 5.34%(c)                                        07/23/07      150,000         150,000,000
------------------------------------------------------------------------------------------
HBOS Treasury Services PLC
 5.20%                                           03/30/07      105,000         105,000,000
------------------------------------------------------------------------------------------
 5.31%                                           04/19/07       50,000          50,000,000
------------------------------------------------------------------------------------------
 5.32%                                           07/25/07       45,000          45,000,000
------------------------------------------------------------------------------------------
 5.42%                                           06/08/07      100,000         100,000,000
------------------------------------------------------------------------------------------
Lloyds TSB Bank PLC 5.30%                        10/09/07      100,000         100,000,000
------------------------------------------------------------------------------------------
Societe Generale S.A. (United Kingdom)
 5.26%(c)                                        04/20/07       50,000          50,000,000
------------------------------------------------------------------------------------------
 5.29%(c)                                        06/12/07      100,000         100,000,000
------------------------------------------------------------------------------------------
 5.30%(c)                                        10/09/07      100,000         100,000,000
==========================================================================================
 Total Certificates of Deposit (Cost
 $2,166,000,000)                                                             2,166,000,000
==========================================================================================

VARIABLE RATE DEMAND NOTES-8.60%(D)(E)

INSURED-1.94%(F)


Aerospace Corp.; Series 2006, Taxable Bonds
 (INS-Financial Guaranty Insurance Co.)
 5.31%(g)                                        06/01/36       25,000          25,000,000
------------------------------------------------------------------------------------------
Baptist Health System of South Florida;
 Series 1995 A Taxable RB (INS-MBIA Insurance
 Corp.)
 5.32%(g)                                        05/15/17       14,935          14,935,000
------------------------------------------------------------------------------------------
 Series 1995 B Taxable RB (INS-MBIA Insurance
 Corp.)
 5.32%(g)                                        05/15/25       18,900          18,900,000
------------------------------------------------------------------------------------------
California (State of) Housing Finance Agency;
 Series 1998 P Taxable Home Mortgage RB
 (INS-Financial Security Assurance Inc.)
 5.30%(g)                                        08/01/29       21,700          21,700,000
------------------------------------------------------------------------------------------
 Series 1998 T Taxable Home Mortgage RB
 (INS-Ambac Assurance Corp.)
 5.29%(g)                                        08/01/29        7,780           7,780,000
------------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust

                                                              PRINCIPAL
                                                               AMOUNT
                                                MATURITY        (000)           VALUE
------------------------------------------------------------------------------------------
INSURED-(CONTINUED)

Illinois (State of) Student Assistance
 Commission;
 Series 1998 B Taxable Student Loan RB
 (INS-MBIA Insurance Corp.) 5.31%(g)             09/01/32     $ 15,370     $    15,370,000
------------------------------------------------------------------------------------------
 Series 1999 B-II Taxable Student Loan RB
 (INS-MBIA Insurance Corp.)
 5.31%(g)                                        09/01/34        2,000           2,000,000
------------------------------------------------------------------------------------------
 Series 1999 B-III Taxable Student Loan RB
 (INS-MBIA Insurance Corp.)
 5.31%(g)                                        09/01/34        4,750           4,750,000
------------------------------------------------------------------------------------------
Loanstar Assets Partners II;
 Series 2001 Tranche 1 Taxable Student Loan
 RB (INS-MBIA Insurance Corp.) (Acquired
 11/14/02; Cost $25,000,000)
 5.31%(b)(g)                                     09/01/36       25,000          25,000,000
------------------------------------------------------------------------------------------
 Series 2002 Tranche 1 Taxable Student Loan
 RB (INS-MBIA Insurance Corp.) (Acquired
 08/02/04; Cost $60,000,000)
 5.31%(b)(g)                                     08/01/37       60,000          60,000,000
------------------------------------------------------------------------------------------
 Series 2002 Tranche 2 Taxable Student Loan
 RB (INS-MBIA Insurance Corp.) (Acquired
 08/02/04; Cost $40,000,000)
 5.31%(b)(g)                                     08/01/37       40,000          40,000,000
------------------------------------------------------------------------------------------
 Series 2002 Tranche 3 Taxable Student Loan
 RB (INS-MBIA Insurance Corp.) (Acquired
 08/02/04; Cost $50,000,000)
 5.31%(b)(g)                                     08/01/37       50,000          50,000,000
------------------------------------------------------------------------------------------
 Series 2002 Tranche 4 Taxable Student Loan
 RB (INS-MBIA Insurance Corp.) (Acquired
 08/02/04; Cost $50,000,000)
 5.31%(b)(g)                                     08/01/37       50,000          50,000,000
------------------------------------------------------------------------------------------
Minnesota (State of), Fairview Hospital and
 Healthcare Services; Series 1994 A, Taxable
 ACES (INS-MBIA Insurance Corp.)
 5.32%(g)                                        11/01/15        3,400           3,400,000
------------------------------------------------------------------------------------------
New Jersey (State of) Housing and Mortgage
 Finance Agency; Series 2006 B, Taxable RB
 (INS-Financial Security Assurance Inc.)
 5.30%(g)                                        05/01/28        9,145           9,145,000
------------------------------------------------------------------------------------------
North Carolina (State of) Education
 Assistance Authority; Series 2005 A-5,
 Taxable Student Loan RB (INS-Ambac Assurance
 Corp.) 5.30%(g)                                 09/01/35        6,500           6,500,000
------------------------------------------------------------------------------------------
North Miami (City of), Florida; Series 2002,
 Refunding Special Obligation Taxable RB
 (INS-Ambac Assurance Corp.)
 5.35%(g)                                        07/01/32       14,130          14,130,000
------------------------------------------------------------------------------------------

                                                              PRINCIPAL
                                                               AMOUNT
                                                MATURITY        (000)           VALUE
------------------------------------------------------------------------------------------
INSURED-(CONTINUED)

Omaha (City of) Nebraska; (Riverfront
 Redevelopment Project) Series 2002 B,
 Special Obligation Taxable RB (INS-Ambac
 Assurance Corp.)
 5.37%(g)                                        02/01/26     $ 10,235     $    10,235,000
------------------------------------------------------------------------------------------
Omaha (City of), Nebraska; Special Tax
 Redevelopment; Series 2002 B, Taxable RB
 (INS-Ambac Assurance Corp.)
 5.37%(g)                                        02/01/13        1,300           1,300,000
------------------------------------------------------------------------------------------
Orange (County of), California Board of
 Education (Esplanade Project); Series 2002,
 Taxable COP (INS-Financial Security
 Assurance Inc.)
 5.32%                                           06/01/32        6,700           6,700,000
==========================================================================================
                                                                               386,845,000
==========================================================================================

LETTER OF CREDIT ENHANCED-6.66%(H)

422 Capital LLC; Series 2004-A, Taxable Notes
 (LOC-Wachovia Bank, N.A.)
 5.32%(g)                                        12/01/44       11,650          11,650,000
------------------------------------------------------------------------------------------
989 Market Street LLC; Series 2006,
 Incremental Taxable Bonds (LOC-Wachovia
 Bank, N.A.)
 5.32%                                           03/01/26        7,600           7,600,000
------------------------------------------------------------------------------------------
Advocare of South Carolina Inc.; Series 1997,
 Taxable Bonds (LOC-Wachovia Bank, N.A.)
 5.32%                                           06/01/17        9,250           9,250,000
------------------------------------------------------------------------------------------
Alaska (State of), Four Dam Pool Agency;
 Series 2004 B, Refunding Taxable Electric RB
 (LOC-Dexia Group S.A.)
 5.35%(c)(g)                                     07/01/26        4,230           4,230,000
------------------------------------------------------------------------------------------
Albany (City of), New York Industrial
 Development Agency (Albany Medical Center
 Hospital); Series 2006 B, Taxable IDR
 (LOC-Citizens Bank of Pennsylvania, N.A.)
 5.32%(g)                                        05/01/35        2,470           2,470,000
------------------------------------------------------------------------------------------
Albuquerque (City of), New Mexico (KTech
 Corp. Project); Series 2002, RB, Taxable RB
 (LOC-Wells Fargo Bank, N.A.)
 5.40%(g)                                        08/01/25        1,900           1,900,000
------------------------------------------------------------------------------------------
American Association of Retired Persons;
 Series 2001, Taxable Floating Rate Notes
 (LOC-Bank of America, N.A.) 5.35%(g)            05/01/31       31,200          31,200,000
------------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust

                                                              PRINCIPAL
                                                               AMOUNT
                                                MATURITY        (000)           VALUE
------------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Atlanticare Health Services, Inc.; Series
 2003, Taxable Bonds (LOC-Wachovia Bank,
 N.A.)
 5.39%(g)                                        10/01/33     $ 16,800     $    16,800,000
------------------------------------------------------------------------------------------
Auburn (City of), Alabama Industrial
 Development Board; Series 2006 A, Refunding
 Taxable IDR (LOC-Allied Irish Banks PLC)
 5.32%(c)(g)                                     07/01/26        5,640           5,640,000
------------------------------------------------------------------------------------------
B. Braun Medical Inc.; Series 2000, Taxable
 Bonds (LOC-Citizens Bank of Pennsylvania,
 N.A.)
 5.39%                                           02/01/15       10,450          10,450,000
------------------------------------------------------------------------------------------
 5.39%(g)                                        02/01/15       18,515          18,515,000
------------------------------------------------------------------------------------------
Baltimore (County of), Maryland (Oak Crest
 Village Inc. Project); Series 1999 B,
 Taxable RB (LOC-Wachovia Bank, N.A.)
 5.33%(g)                                        01/01/15        6,840           6,840,000
------------------------------------------------------------------------------------------
Belk, Inc.; Series 1998, Taxable Bonds
 (LOC-Wachovia Bank, N.A.)
 5.39%                                           07/01/08       12,500          12,500,000
------------------------------------------------------------------------------------------
 5.39%(g)                                        07/01/08       24,600          24,600,000
------------------------------------------------------------------------------------------
Bernalillo (County of), New Mexico (Tempur
 Production USA, Inc. Project); Series 2005
 A, Taxable RB (LOC-Bank of America, N.A.)
 5.35%(g)                                        09/01/30       18,365          18,365,000
------------------------------------------------------------------------------------------
Bochasanwais Shree Akshar Purushottam
 Swaminarayan Sanstha Inc.; Series 2006,
 Taxable Bonds (LOC-Comerica Bank)
 5.37%                                           06/01/22        3,300           3,300,000
------------------------------------------------------------------------------------------
Boston (City of), Massachusetts Industrial
 Development Financing Authority (Fenway
 Community Health Center Project);
 Series 2006 B, Taxable RB (LOC-Fifth Third
 Bank)
 5.32%(g)                                        06/01/36       16,095          16,095,000
------------------------------------------------------------------------------------------
 Series 2006 C, Taxable RB (LOC-Fifth Third
 Bank)
 5.32%(g)                                        06/01/36        7,625           7,625,000
------------------------------------------------------------------------------------------
Brazos River Authority (TXU Energy Co. LLC
 Project); Series 2001 I, Taxable PCR
 (LOC-Wachovia Bank, N.A.) 5.33%(g)              12/01/36       46,790          46,790,000
------------------------------------------------------------------------------------------
California (State of), Biola University;
 Series 2004 A, Taxable RB (LOC-Allied Irish
 Banks PLC) 5.35%(c)(g)                          10/01/34       12,300          12,300,000
------------------------------------------------------------------------------------------
 Series 2004 B, Taxable RB (LOC-BNP Paribas)
 5.35%(c)(g)                                     10/01/34       12,300          12,300,000
------------------------------------------------------------------------------------------

                                                              PRINCIPAL
                                                               AMOUNT
                                                MATURITY        (000)           VALUE
------------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

California (State of), Access to Loans for
 Learning Student Loan Corp.;
 Series 2001-II-A-5, Taxable Student Loan
 Program RB (LOC-State Street Bank & Trust
 Co.)
 5.31%(g)                                        07/01/36     $ 43,400     $    43,400,000
------------------------------------------------------------------------------------------
 Series 2001-II-A-6, Taxable Student Loan
 Program RB (LOC-State Street Bank & Trust
 Co.)
 5.33%                                           07/01/36        2,900           2,900,000
------------------------------------------------------------------------------------------
Capital Markets Access Co. LC (Alabama
 Digestive Health, LLC Project); Series
 2005-C, Taxable Floating Rate Bonds
 (LOC-Wachovia Bank, N.A.) 5.39%                 06/01/32          502             501,310
------------------------------------------------------------------------------------------
Capital Markets Access Co. LC (Boynton
 Outpatient Center, LLC Project); Series
 2005-B, Taxable Floating Rate Bonds
 (LOC-Wachovia Bank, N.A.) 5.39%(g)              07/01/25        1,315           1,315,000
------------------------------------------------------------------------------------------
Capital Markets Access Co. LC (Delray
 Outpatient Properties, LLC Project); Series
 2005-A, Taxable Floating Rate Bonds
 (LOC-Wachovia Bank, N.A.) 5.39%                 07/01/25        8,385           8,385,000
------------------------------------------------------------------------------------------
Capital Markets Access Co. LC (Pinnacle
 Financial Project);
 Series 2007, Taxable Floating Rate Bonds
 (LOC-Wachovia Bank, N.A.) 5.39%                 02/01/32       10,000          10,000,000
------------------------------------------------------------------------------------------
Capital One Funding Corp.;
 Series 1999 F, Taxable Floating Rate Notes
 (LOC-JPMorgan Chase Bank, N.A.)
 5.36%(g)                                        12/02/19        7,791           7,791,000
------------------------------------------------------------------------------------------
 Series 2000 B, Taxable Floating Rate Notes
 (LOC-JPMorgan Chase Bank, N.A.)
 5.36%(g)                                        07/01/20        7,048           7,048,000
------------------------------------------------------------------------------------------
 Series 2000 C, Taxable Floating Rate Notes
 (LOC-JPMorgan Chase Bank, N.A.)
 5.36%(g)                                        09/01/20        6,330           6,330,000
------------------------------------------------------------------------------------------
 Series 2000 D, Taxable Floating Rate Notes
 (LOC-JPMorgan Chase Bank, N.A.)
 5.36%(g)                                        05/01/26        6,500           6,500,000
------------------------------------------------------------------------------------------
Central Michigan Inns Capital LLC; Series
 1998-A,
 Taxable Floating Rate Notes (LOC-Wachovia
 Bank, N.A.) 5.39%                               11/01/28        9,580           9,580,000
------------------------------------------------------------------------------------------
 Taxable Floating Rate Notes (LOC-Wachovia
 Bank, N.A.) 5.39%(g)                            11/01/28        1,995           1,995,000
------------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust

                                                              PRINCIPAL
                                                               AMOUNT
                                                MATURITY        (000)           VALUE
------------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Chatham Capital Corp.; Series 2000, Taxable
 Floating Rate Notes (LOC-JPMorgan Chase
 Bank, N.A.) 5.36%(g)                            07/01/20     $ 11,900     $    11,900,000
------------------------------------------------------------------------------------------
Chula Vista (City of), California (Teresina
 Apartments); Series 2006 A, Refunding
 Multi-Family Housing Taxable RB (LOC-Federal
 National Mortgage Association)
 5.32%(g)                                        05/15/36        8,970           8,970,000
------------------------------------------------------------------------------------------
Columbus (City of), Georgia Development
 Authority (Fairfield Inn & Suites Project);
 Series 2003, Taxable RB (LOC- Regions Bank)
 5.37%                                           08/01/23        3,300           3,300,000
------------------------------------------------------------------------------------------
Conair Corp.;
 Series 2002, Taxable Economic Development
 Bonds (LOC-Wachovia Bank, N.A.)
 5.32%(g)                                        09/01/12        6,595           6,595,000
------------------------------------------------------------------------------------------
Corp. Finance Managers Inc. Integrated Loan
 Program; Series B, PARTs (LOC-Wells Fargo
 Bank, N.A.) 5.40%(g)                            02/02/43          260             260,000
------------------------------------------------------------------------------------------
Danville-Pittsylvania (County of), Virginia
 Regional Industrial Facility Authority
 (Crane Creek Project);
 Series 2005, Taxable RB (LOC-Wachovia Bank,
 N.A.)
 5.39%                                           01/01/26        7,200           7,200,000
------------------------------------------------------------------------------------------
Detroit (City of), Economic Development Corp.
 (Waterfront Reclamation and Casino
 Development Project);
 Series 1999 A, Taxable RB (LOC-Deutsche Bank
 A.G.)
 5.37%(c)(g)                                     05/01/09       41,830          41,830,000
------------------------------------------------------------------------------------------
Dome Corp.;
 Series 1991, Taxable Floating Rate Notes
 (LOC-Wachovia Bank, N.A.) 5.39%                 08/31/16        9,900           9,900,000
------------------------------------------------------------------------------------------
Emerald Bay Club L.P.;
 Series 2004, Taxable Floating Rate Notes
 (LOC-Wachovia Bank, N.A.) 5.32%(g)              12/01/15        8,000           8,000,000
------------------------------------------------------------------------------------------
EPC Allentown, LLC;
 Series 2005, Taxable Floating Rate Bonds
 (LOC-Wachovia Bank, N.A.) 5.32%(g)              07/01/30        6,000           6,000,000
------------------------------------------------------------------------------------------
Florida Christian College, Inc.;
 Series 2006, Taxable RB (LOC-Fifth Third
 Bank)
 5.35%(g)                                        11/01/36        6,500           6,500,000
------------------------------------------------------------------------------------------

                                                              PRINCIPAL
                                                               AMOUNT
                                                MATURITY        (000)           VALUE
------------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Fun Entertainment LLC;
 Series 2005, Taxable Floating Rate Bonds
 (LOC-Wachovia Bank, N.A.) 5.32%(g)              01/01/25     $ 10,420     $    10,420,000
------------------------------------------------------------------------------------------
General Secretariat of the Organization of
 American States;
 Series 2001 A, Taxable (LOC-Bank of America,
 N.A.)
 5.35%(g)                                        03/01/33       17,505          17,505,000
------------------------------------------------------------------------------------------
Germain Properties of Columbus Inc., Germain
 Real Estate Co. LLC and Germain Motor Co.;
 Series 2001, Taxable Floating Rate Notes
 (LOC-JPMorgan Chase Bank, N.A.)
 5.40%                                           03/01/31       10,200          10,200,000
------------------------------------------------------------------------------------------
 5.40%(g)                                        03/01/31        7,480           7,480,000
------------------------------------------------------------------------------------------
Glendale (City of), Arizona Industrial
 Development Authority (Thunderbird, The
 Garvin School of International Management);
 Series 2005 B, Taxable Refunding RB
 (LOC-Bank of New York)
 5.35%(g)                                        07/01/35        6,300           6,300,000
------------------------------------------------------------------------------------------
Hunter's Ridge/Southpointe; Series 2005,
 Taxable Floating Rate Notes (LOC-Wachovia
 Bank, N.A.)
 5.32%(g)                                        06/01/25        6,350           6,350,000
------------------------------------------------------------------------------------------
Illinois (State of), Student Assistance
 Commission; Series 1997 B, Taxable Student
 Loan RB (LOC-JPMorgan Chase Bank, N.A.)
 5.31%(g)                                        09/01/31        7,800           7,800,000
------------------------------------------------------------------------------------------
JPV Capital LLC;
 Series 1999 A, Taxable Floating Rate Notes
 (LOC-Wells Fargo Bank, N.A.) 5.39%(g)           12/01/39       16,750          16,750,000
------------------------------------------------------------------------------------------
Lake Oswego (City of), Oregon Redevelopment
 Agency; Series 2005 B, Taxable TAN
 (LOC-Wells Fargo Bank, N.A.)
 5.40%(g)                                        06/01/20          380             380,000
------------------------------------------------------------------------------------------
Liberty (County of), Georgia Industrial
 Authority (Hugo Boss, USA, Inc. Project);
 Series 2002, Taxable RB (LOC-Wachovia Bank,
 N.A.)
 5.39%(g)                                        01/01/18        4,200           4,200,000
------------------------------------------------------------------------------------------
Loanstar Assets Partners L.P.; Series 2005 A,
 Taxable Student Loan RB (LOC-State Street
 Bank & Trust Co.) (Acquired 02/23/05; Cost
 $157,350,000)
 5.31%(b)(g)                                     02/01/41      157,350         157,350,000
------------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust

                                                              PRINCIPAL
                                                               AMOUNT
                                                MATURITY        (000)           VALUE
------------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Lone Tree (City of), Colorado Building
 Authority; Series 2007, Taxable COP
 (LOC-Wells Fargo Bank, N.A.)
 5.40%(g)                                        12/01/17     $  3,075     $     3,075,000
------------------------------------------------------------------------------------------
LP Pinewood SPV LLC; Series 2003, Taxable
 Floating Rate Notes (LOC-Wachovia Bank,
 N.A.)
 5.32%(g)                                        02/01/18       55,200          55,200,000
------------------------------------------------------------------------------------------
Luzerne (County of), Pennsylvania Industrial
 Development Authority (PennSummit Tubular
 LLC Project);
 Series 2006 B, Taxable RB (LOC-Wachovia
 Bank, N.A.)
 5.32%                                           02/01/21        2,705           2,705,000
------------------------------------------------------------------------------------------
M2 Phoenix 1222 LLC; Series 2006, Taxable
 Floating Rate Notes (LOC-Wachovia Bank,
 N.A.)
 5.33%(g)                                        07/01/35       22,000          22,000,000
------------------------------------------------------------------------------------------
Macatawa Capital Partners LLC (Profile
 Industrial Packaging Corp.); Series 2003 A,
 Taxable Floating Rate Notes (LOC-Fifth Third
 Bank)
 5.36%(g)                                        12/01/53        2,975           2,975,000
------------------------------------------------------------------------------------------
Madison (City of), Wisconsin Community
 Development Authority (Overture Development
 Corp.);
 Series 2001, Taxable Conv. RB (LOC-JPMorgan
 Chase Bank, N.A.; U.S. Bank, N.A.; M&I
 Marshall & Ilsley Bank)
 5.41%(g)                                        06/01/36       58,700          58,700,000
------------------------------------------------------------------------------------------
Massachusetts (State of), Development Finance
 Agency (Briarwood Retirement Community);
 Series 2004 B, Taxable RB (LOC-Comerica
 Bank)
 5.37%                                           01/01/35        8,625           8,625,000
------------------------------------------------------------------------------------------
Meharry Medical College;
 Series 2001, Unlimited Taxable GO (LOC-Bank
 of America, N.A.)
 5.35%(g)                                        08/01/16        9,315           9,315,000
------------------------------------------------------------------------------------------
Michigan (State of), Strategic Fund (Holland
 Home Obligated Group);
 Series 2005 B, Taxable Refunding Limited
 Obligation RB (LOC-Fifth Third Bank)
 5.35%                                           11/01/28        7,695           7,695,000
------------------------------------------------------------------------------------------
Mississippi (State of), Business Finance
 Corp. (Belk, Inc. Project); Series 2005,
 Taxable IDR (LOC-Wachovia Bank, N.A.)
 5.32%(g)                                        10/01/25       21,000          21,000,000
------------------------------------------------------------------------------------------
Mississippi (State of), Business Finance
 Corp. (Lextron-Visteon Leasing Project);
 Series 2003, Taxable IDR (LOC-JPMorgan Chase
 Bank, N.A.)
 5.33%(g)                                        12/01/27        7,330           7,330,000
------------------------------------------------------------------------------------------

                                                              PRINCIPAL
                                                               AMOUNT
                                                MATURITY        (000)           VALUE
------------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Mississippi (State of), Business Finance
 Corp. (Viking Range Corp. Project);
 Series 2000, Taxable IDR (LOC-Bank of
 America, N.A.)
 5.39%                                           06/01/15     $ 10,690     $    10,690,000
------------------------------------------------------------------------------------------
Net Magan Two LLC;
 Series 2006, Taxable Notes (LOC-Wachovia
 Bank, N.A.)
 5.32%(g)                                        04/01/26       15,200          15,200,000
------------------------------------------------------------------------------------------
New Jersey (State of), Economic Development
 Authority Thermal Energy Facilities (Marina
 Energy LLC-2001 Project); Series B, Taxable
 RB (LOC-Wachovia Bank, N.A.)
 5.32%(g)                                        09/01/21        7,700           7,700,000
------------------------------------------------------------------------------------------
New Jersey (State of), Young Men's Christian
 Association of Hunterdon County; Series
 2004, Taxable Floating Rate Notes
 (LOC-Wachovia Bank, N.A.)
 5.32%(g)                                        02/01/24        2,210           2,210,000
------------------------------------------------------------------------------------------
New York (State of), Housing Finance Agency;
 Series 2003 F, Taxable Service Contract
 Refunding RB (LOC-State Street Bank & Trust
 Co.)
 5.32%(g)                                        09/15/07        3,100           3,100,000
------------------------------------------------------------------------------------------
Northwest Arkansas Regional Airport
 Authority; Series 2004 A, Taxable Refunding
 RB (LOC-Regions Bank)
 5.35%(g)                                        02/01/21       16,000          16,000,000
------------------------------------------------------------------------------------------
Polk (County of), Florida Industrial
 Development Authority (GSG Investments
 Project);
 Series 2005 B, Taxable IDR (LOC-Wachovia
 Bank, N.A.)
 5.39%(g)                                        05/01/27        3,270           3,270,000
------------------------------------------------------------------------------------------
Porterfield Family Partners, L.P.;
 Series 2004, Taxable Floating Rate Notes
 (LOC-Wachovia Bank, N.A.)
 5.39%(g)                                        07/01/14        3,000           3,000,000
------------------------------------------------------------------------------------------
Prince George's (County of), Maryland
 (Collington Episcopal Life Care Community,
 Inc.);
 Series 2006 C, Taxable RB (LOC-LaSalle Bank,
 N.A.)
 5.35%(g)                                        04/01/15        6,660           6,660,000
------------------------------------------------------------------------------------------
Racetrac Capital, LLC;
 Series 2000, Taxable Floating Rate Bonds
 (LOC-Regions Bank)
 5.34%(g)                                        09/01/20       16,600          16,600,000
------------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust

                                                              PRINCIPAL
                                                               AMOUNT
                                                MATURITY        (000)           VALUE
------------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Ray, R.G. Corp.; Series 2000, Taxable
 Floating Rate Bonds (LOC-LaSalle Bank, N.A.)
 5.36%(g)                                        01/01/15     $  2,495     $     2,495,000
------------------------------------------------------------------------------------------
Richmond (City of), Redevelopment & Housing
 Authority (1995 Old Manchester Project);
 Series 1995 B, Taxable RB (LOC-Wachovia
 Bank, N.A.)
 5.40%(g)                                        12/01/25        1,590           1,590,000
------------------------------------------------------------------------------------------
Rockwood Quarry, LLC;
 Series 2002, Taxable Floating Rate Notes
 (LOC-Fifth Third Bank)
 5.35%(g)                                        12/01/22        4,500           4,500,000
------------------------------------------------------------------------------------------
Roman Catholic Diocese of Charlotte;
 Series 2002, Taxable Floating Rate Bonds
 (LOC-Wachovia Bank, N.A.)
 5.32%(g)                                        05/01/14       12,455          12,455,000
------------------------------------------------------------------------------------------
Roman Catholic Diocese of Raleigh;
 Series 2002 A Taxable RB (LOC-Bank of
 America, N.A.)
 5.37%                                           06/01/18        4,500           4,500,000
------------------------------------------------------------------------------------------
 5.37%(g)                                        06/01/18        1,300           1,300,000
------------------------------------------------------------------------------------------
Sabri Arac (The Quarry Lane School);
 Series 2005, Taxable Floating Rate Bonds
 (LOC-Bank of America, N.A.)
 5.35%(g)                                        10/01/35       19,500          19,500,000
------------------------------------------------------------------------------------------
Santa Rosa (City of), California (Rancheria
 Tachi Yokut Tribe);
 Series 2004, Taxable RB (LOC-JPMorgan Chase
 Bank, N.A.)
 5.40%(g)                                        09/01/19       36,560          36,560,000
------------------------------------------------------------------------------------------
Savannah College of Art and Design;
 Series 2004, Taxable RB (LOC-Bank of
 America, N.A.)
 5.35%(g)                                        04/01/24       22,968          22,968,000
------------------------------------------------------------------------------------------
Shepherd Capital LLC (Open Terrace);
 Series 2002 B, Taxable Floating Rate Notes
 (LOC-Wachovia Bank, N.A.)
 5.32%(g)                                        11/01/52        9,730           9,730,000
------------------------------------------------------------------------------------------
Shepherd Capital LLC (Hinman Affiliates);
 Series 2003 D, Taxable Floating Rate Notes
 (LOC-Fifth Third Bank)
 5.32%(g)                                        07/01/54       10,000          10,000,000
------------------------------------------------------------------------------------------
Shepherd Capital LLC (Trade Center);
 Series 2004 A, Taxable Floating Rate Notes
 (LOC-Federal Home Loan Bank of Indianapolis)
 5.32%(g)                                        10/01/53        5,660           5,660,000
------------------------------------------------------------------------------------------

                                                              PRINCIPAL
                                                               AMOUNT
                                                MATURITY        (000)           VALUE
------------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Sprenger Enterprises Inc.;
 Series 2005, Taxable Floating Rate Bonds
 (LOC-JPMorgan Chase Bank, N.A.)
 5.36%(g)                                        10/01/35     $ 18,200     $    18,200,000
------------------------------------------------------------------------------------------
Thomasville (City of), Georgia Payroll
 Development Authority (American Fresh Foods
 L.P.);
 Series 2005 B, Taxable RB (LOC-Wachovia
 Bank, N.A.)
 5.39%(g)                                        09/01/17        1,175           1,175,000
------------------------------------------------------------------------------------------
United Fuels, LLC;
 Series 2006, Taxable RB (LOC-Fifth Third
 Bank)
 5.35%(g)                                        01/01/31        4,710           4,710,000
------------------------------------------------------------------------------------------
University of Virginia Real Estate
 Foundation;
 Series 2001, Taxable RB (LOC-Wachovia Bank,
 N.A.)
 5.39%(g)                                        07/01/26       44,320          44,320,000
------------------------------------------------------------------------------------------
Utah (State of), Telecommunication Open
 Infrastructure Agency;
 Series 2004, Taxable RB (LOC-Bank of
 America, N.A.)
 5.35%(g)                                        07/15/26       39,400          39,400,000
------------------------------------------------------------------------------------------
 Series 2006, Taxable RB (LOC-Bank of
 America, N.A.)
 5.35%(g)                                        07/15/26       10,000          10,000,000
------------------------------------------------------------------------------------------
Wake Forest University;
 Series 1997, Taxable RB (LOC-Wachovia Bank,
 N.A.)
 5.32%(g)                                        07/01/17        3,400           3,400,000
------------------------------------------------------------------------------------------
West Michigan Heart Capital LLC;
 Series 2004 A, Taxable Floating Rate Notes
 (LOC-Fifth Third Bank)
 5.32%(g)                                        05/01/44        9,530           9,530,000
------------------------------------------------------------------------------------------
Westmoreland (County of), Pennsylvania
 Industrial Development Authority (Excela
 Health Project);
 Series 2005 D, Taxable Health System IDR
 (LOC-Wachovia Bank, N.A.)
 5.34%(g)                                        07/01/25        1,900           1,900,000
------------------------------------------------------------------------------------------
Wisconsin (State of), Heart
 Hospital LLC (The);
 Series 2003, Taxable RB (LOC-JPMorgan Chase
 Bank, N.A.)
 5.32%(g)                                        11/01/23       37,800          37,800,000
==========================================================================================
                                                                             1,326,098,310
==========================================================================================
 Total Variable Rate Demand Notes (Cost
 $1,712,943,310)                                                             1,712,943,310
==========================================================================================

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust

                                                              PRINCIPAL
                                                               AMOUNT
                                                MATURITY        (000)           VALUE
------------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES-6.88%

ASSET-BACKED SECURITIES-FULLY SUPPORTED
 BANK-1.40%


RACERS Trust;
 Series 2004-6-MM, Floating Rate Notes
 (CEP-Lehman Brothers Holdings Inc.)
 (Acquired 04/13/04; Cost $279,000,000)
 5.34%(b)(d)                                     08/22/07     $279,000     $   279,000,000
==========================================================================================



ASSET-BACKED SECURITIES-SECURITY INVESTMENT
 VEHICLES-2.76%


Sigma Finance Inc.,
 (Acquired 03/13/06;
 Cost $99,990,000)
 5.28%(b)(c)(d)                                  03/19/07      100,000          99,999,512
------------------------------------------------------------------------------------------
 (Acquired 11/28/06; Cost $150,000,000)
 5.28%(b)(c)                                     12/03/07      150,000         150,000,000
------------------------------------------------------------------------------------------
 (Acquired 01/04/07; Cost $100,000,000)
 5.32%(b)(c)(d)                                  01/15/08      100,000         100,000,000
------------------------------------------------------------------------------------------
 (Acquired 10/13/06; Cost $100,000,000)
 5.39%(b)(c)                                     10/17/07      100,000         100,000,000
------------------------------------------------------------------------------------------
 (Acquired 01/18/07; Cost $100,000,000)
 5.40%(b)(c)                                     01/22/08      100,000         100,000,000
==========================================================================================
                                                                               549,999,512
==========================================================================================


DIVERSIFIED BANKS-0.18%

Lothian Mortgages Master Issuer PLC;
 (United Kingdom) Series 2006-1A, Class A1,
 Floating Rate Bonds (Acquired 05/05/06; Cost
 $36,271,500) 5.29%(b)(c)(d)                     04/24/07       36,272          36,271,500
==========================================================================================


FULLY SUPPORTED MONOLINE-0.41%

Wachovia Asset Securitization Issuance LLC;
 Series 2004-HEMM1, Class A, Putable Floating
 Rate Bonds (Acquired 09/07/05; Cost
 $80,965,277) 5.31%(b)(d)(i)                     11/25/34       80,965          80,965,276
==========================================================================================


STRUCTURED-2.13%

Granite Master Issuer PLC; (United Kingdom)
 Series 2006-1A, Class A1 Floating Rate Bonds
 (Acquired 01/08/07; Cost $150,000,000)
 5.29%(b)(c)(d)                                  01/20/08      150,000         150,000,000
------------------------------------------------------------------------------------------
 Series 2006-3A, Class A4 Floating Rate Bonds
 5.30%(c)(d)                                     08/20/07       75,000          75,000,000
------------------------------------------------------------------------------------------

                                                              PRINCIPAL
                                                               AMOUNT
                                                MATURITY        (000)           VALUE
------------------------------------------------------------------------------------------
Paragon Mortgages PLC; (United Kingdom)
 Series 12A, Class A1, Floating Rate Bonds
 (Acquired 07/14/06; Cost $91,476,612)
 5.30%(b)(c)(d)                                  05/17/07     $ 91,477     $    91,476,612
------------------------------------------------------------------------------------------
Permanent Financing PLC;
 (United Kingdom) Series 9A, Class 1A,
 Floating Rate Bonds (Acquired 03/15/06; Cost
 $109,000,000)
 5.29%(b)(c)(d)                                  03/10/07      109,000         109,000,000
==========================================================================================
                                                                               425,476,612
==========================================================================================
 Total Asset-Backed Securities (Cost
 $1,371,712,900)                                                             1,371,712,900
==========================================================================================

MASTER NOTE AGREEMENT-4.80%(J)

Merrill Lynch Mortgage Capital, Inc.
 (Acquired 02/05/07; Cost $956,000,000)
 5.44%(b)(d)(g)                                  04/05/07      956,000         956,000,000
==========================================================================================

TIME DEPOSITS-4.61%

CALYON (Cayman Islands)
 5.33%(c)(g)                                     03/01/07       75,000          75,000,000
------------------------------------------------------------------------------------------
Canadian Imperial Bank of Commerce (Cayman
 Islands)
 5.44%(c)(g)                                     03/01/07      220,000         220,000,000
------------------------------------------------------------------------------------------
Danske Bank (United Kingdom)
 5.37%(c)(g)                                     03/01/07      406,000         406,000,000
------------------------------------------------------------------------------------------
Wells Fargo Bank, N.A. (Cayman Islands)
 5.25%(c)(g)                                     03/01/07      218,116         218,115,915
==========================================================================================
 Total Time Deposits (Cost $919,115,915)                                       919,115,915
==========================================================================================

MEDIUM-TERM NOTES-3.51%

Allstate Life Global Funding Floating Rate
 MTN
 5.31%(d)                                        03/27/08       50,000          50,000,000
------------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust

                                                              PRINCIPAL
                                                               AMOUNT
                                                MATURITY        (000)           VALUE
------------------------------------------------------------------------------------------
MEDIUM-TERM NOTES-(CONTINUED)

Allstate Life Global Funding II,
 Floating Rate MTN (Acquired 03/08/04;
 Cost $140,000,000)
 5.37%(b)(d)                                     03/07/08     $140,000     $   140,000,000
------------------------------------------------------------------------------------------
 (Acquired 11/18/03; Cost $130,000,000)
 5.40%(b)(d)                                     03/14/08      130,000         130,000,000
------------------------------------------------------------------------------------------
Credit Agricole S.A. Floating Rate MTN
 (Acquired 06/23/06; Cost $100,000,000)
 5.33%(b)(c)(d)                                  03/24/08      100,000         100,000,000
------------------------------------------------------------------------------------------
Metropolitan Life Global Funding I Floating
 Rate MTN (Acquired 08/20/03; Cost
 $90,000,000)
 5.41%(b)(d)                                     03/14/08       90,000          90,000,000
------------------------------------------------------------------------------------------
Royal Bank of Canada Floating Rate Yankee MTN
 5.37%(c)(d)                                     03/07/08      100,000         100,000,000
------------------------------------------------------------------------------------------
Royal Bank of Scotland PLC, Sr. Unsec.
 Floating Rate MTN (Acquired 04/14/05; Cost
 $60,000,000)
 5.31%(b)(c)(d)                                  03/20/08       60,000          60,000,000
------------------------------------------------------------------------------------------
Westpac Banking Corp. Floating Rate MTN
 (Acquired 01/23/07; Cost $30,001,500)
 5.30%(b)(c)(d)                                  03/05/08       30,000          30,001,469
==========================================================================================
 Total Medium-Term Notes (Cost $700,001,469)                                   700,001,469
==========================================================================================


FUNDING AGREEMENTS-2.32%

MetLife Insurance Co. of Connecticut,
 (Acquired 08/25/06; Cost $100,000,000)
 5.42%(b)(d)(k)                                  08/27/07      100,000         100,000,000
------------------------------------------------------------------------------------------
 (Acquired 11/21/06; Cost $110,000,000)
 5.42%(b)(d)(k)                                  11/21/07      110,000         110,000,000
------------------------------------------------------------------------------------------
New York Life Insurance Co. (Acquired
 04/05/06; Cost $253,000,000)
 5.42%(b)(d)(k)                                  04/05/07      253,000         253,000,000
==========================================================================================
 Total Funding Agreements (Cost $463,000,000)                                  463,000,000
==========================================================================================
TOTAL INVESTMENTS (excluding Repurchase
 Agreements)-74.75% (Cost $14,898,353,718)                                  14,898,353,718
__________________________________________________________________________________________
==========================================================================================



                                                REPURCHASE
                                                  AMOUNT           VALUE
-----------------------------------------------------------------------------
REPURCHASE AGREEMENTS-26.36%(L)

ABN AMRO Bank N.V., Agreement dated 02/28/07,
  maturing value $200,029,611 (collateralized
  by U.S. Government obligations valued at
  $204,000,000; 5.71%-6.00%,
  04/01/35-05/01/38)
  5.33%, 03/01/07                              $200,029,611   $   200,000,000
-----------------------------------------------------------------------------
ABN AMRO Bank N.V., Joint agreement dated
  02/28/07, aggregate maturing value
  $350,051,139 (collateralized by U.S.
  Government obligations valued at
  $357,000,198; 3.00%-8.75%,
  06/30/08-08/15/22)
  5.26%, 03/01/07                              289,915,095        289,872,741
-----------------------------------------------------------------------------
Banc of America Securities LLC, Joint
  agreement dated 02/28/07, aggregate
  maturing value $250,036,458 (collateralized
  by U.S. Government obligations valued at
  $255,000,937; 0%-3.38%, 11/15/08-10/15/09)
  5.25%, 03/01/07                                5,000,729          5,000,000
-----------------------------------------------------------------------------
Banc of America Securities LLC, Joint
  agreement dated 02/28/07, aggregate
  maturing value $500,073,889 (collateralized
  by U.S. Government obligations valued at
  $510,000,001;
  5.00%, 05/01/35)
  5.32%, 03/01/07                              325,048,028        325,000,000
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
                                                REPURCHASE
                                                  AMOUNT           VALUE
REPURCHASE AGREEMENTS-(CONTINUED)

Barclays Capital Inc., Joint agreement dated
  02/28/07, aggregate maturing value
  $300,043,917 (collateralized by U.S.
  Government obligations valued at
  $306,000,397; 0.88%, 04/15/10)
  5.27%, 03/01/07                              $55,008,051    $    55,000,000
-----------------------------------------------------------------------------
Barclays Capital Inc., Joint agreement dated
  02/28/07, aggregate maturing value
  $500,074,028 (collateralized by U.S.
  Government obligations valued at
  $510,000,001; 4.00%-6.50%,
  08/01/18-06/01/39)
  5.33%, 03/01/07                              236,332,793        236,297,808
-----------------------------------------------------------------------------
Barclays Capital Inc., Joint agreement dated
  02/28/07, aggregate maturing value
  $500,621,781 (collateralized by U.S.
  Government obligations valued at
  $510,559,749; 0%-6.15%, 07/25/07-08/15/19)
  5.31%, 03/01/07                              132,067,246        132,047,769
-----------------------------------------------------------------------------
Bear, Stearns & Co., Inc., Joint agreement
  dated 02/28/07, aggregate maturing value
  $300,044,167 (collateralized by U.S.
  Government obligations valued at
  $306,004,334; 5.00%-7.00%,
  04/01/14-03/01/37)
  5.30%, 03/01/07                              100,014,722        100,000,000
-----------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust

                                                REPURCHASE
                                                  AMOUNT           VALUE
-----------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

BNP Paribas, Joint agreement dated 02/28/07,
  aggregate maturing value $250,036,597
  (collateralized by U.S. Government
  obligations valued at $255,000,422;
  0%-3.50%, 04/19/07-07/15/13)
  5.27%, 03/01/07                              $ 5,000,732    $     5,000,000
-----------------------------------------------------------------------------
BNP Paribas Securities Corp., Joint agreement
  dated 02/28/07, aggregate maturing value
  $999,149,087 (collateralized by U.S.
  Government and Corporate obligations valued
  at $1,033,052,963; 0%-7.68%,
  12/15/19-01/20/47)
  5.37%, 03/01/07(c)                           796,148,013        796,029,217
-----------------------------------------------------------------------------
Citigroup Global Markets Inc., Joint
  agreement dated 02/28/07, aggregate
  maturing value $1,300,194,007
  (collateralized by Corporate obligations
  valued at $1,365,000,001; 0%-26.32%,
  07/15/18-09/20/51)
  5.37%, 03/01/07                              899,133,163        899,000,000
-----------------------------------------------------------------------------
Citigroup Global Markets Inc., Joint
  agreement dated 02/28/07, aggregate
  maturing value $250,036,597 (collateralized
  by U.S. Government obligations valued at
  $255,000,000; 0%-4.88%, 10/31/07-02/15/20)
  5.27%, 03/01/07                                5,000,732          5,000,000
-----------------------------------------------------------------------------
Credit Suisse Securities (USA) LLC, Joint
  agreement dated 02/28/07, aggregate
  maturing value $250,036,597 (collateralized
  by U.S. Government obligations valued at
  $255,001,137; 0%, 08/15/26-11/15/26)
  5.27%, 03/01/07                                5,000,732          5,000,000
-----------------------------------------------------------------------------
Deutsche Bank Securities Inc., Joint
  agreement dated 02/28/07, aggregate
  maturing value $250,036,597 (collateralized
  by U.S. Government obligations valued at
  $255,000,536; 2.00%-8.13%,
  07/15/14-08/15/19)
  5.27%, 03/01/07                                5,000,732          5,000,000
-----------------------------------------------------------------------------
Fortis Bank N.V./S.A., Joint agreement dated
  02/28/07, aggregate maturing value
  $1,000,148,958 (collateralized by Corporate
  obligations valued at $1,050,000,000;
  4.25%-6.00%, 09/25/33-12/03/51)
  5.36%, 03/01/07(c)                           830,123,635        830,000,000
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
                                                REPURCHASE
                                                  AMOUNT           VALUE
REPURCHASE AGREEMENTS-(CONTINUED)

Goldman, Sachs & Co., Agreement dated
  02/28/07, maturing value $250,037,014
  (collateralized by U.S. Government
  obligations valued at $255,000,000;
  6.00%-6.50%, 03/01/26-05/01/33)
  5.33%, 03/01/07                              $250,037,014   $   250,000,000
-----------------------------------------------------------------------------
Greenwich Capital Markets, Inc., Joint
  agreement dated 02/28/07, aggregate
  maturing value $800,118,667 (collateralized
  by U.S. Government obligations valued at
  $816,004,542; 0%-8.88%, 04/20/07-02/01/37)
  5.34%, 03/01/07                              660,790,570        660,692,567
-----------------------------------------------------------------------------
JPMorgan Securities Inc., Joint agreement
  dated 02/28/07, aggregate maturing value
  $250,036,528 (collateralized by U.S.
  Government obligations valued at
  $255,003,563; 0%-8.00%, 05/15/14-02/15/37)
  5.26%, 03/01/07                                5,000,731          5,000,000
-----------------------------------------------------------------------------
Morgan Stanley, Agreement dated 02/28/07,
  maturing value $250,036,944 (collateralized
  by U.S. Government obligations valued at
  $256,090,261; 4.50%-7.00%,
  09/01/19-01/01/37)
  5.32%, 03/01/07                              250,036,944        250,000,000
-----------------------------------------------------------------------------
Morgan Stanley, Joint agreement dated
  02/28/07, aggregate maturing value
  $250,036,528 (collateralized by U.S.
  Government obligations valued at
  $257,026,021; 3.50%-6.50%,
  11/15/09-02/15/10)
  5.26%, 03/01/07                                5,000,731          5,000,000
-----------------------------------------------------------------------------
Societe Generale S.A., Joint agreement dated
  02/28/07, aggregate maturing value
  $300,043,833 (collateralized by U.S.
  Government obligations valued at
  $306,000,194; 0%-13.25%, 07/26/07-02/15/36)
  5.26%, 03/01/07                               55,008,036         55,000,000
-----------------------------------------------------------------------------
UBS Securities LLC, Joint agreement dated
  02/28/07, aggregate maturing value
  $300,043,917 (collateralized by U.S.
  Government obligations valued at
  $306,003,404; 4.50%-7.50%,
  08/15/11-02/15/36)
  5.27%, 03/01/07                               55,008,051         55,000,000
-----------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust


                                                REPURCHASE
                                                  AMOUNT           VALUE
-----------------------------------------------------------------------------
Wachovia Capital Markets, LLC, Joint
  agreement dated 2/28/07, aggregate maturing
  value $300,044,833 (collateralized by
  Corporate obligations valued at
  $315,000,001; 4.12%-9.10%,
  10/20/18-08/15/48)
  5.38%, 03/01/07                              $85,615,033    $    85,602,240
=============================================================================
    Total Repurchase Agreements (Cost
      $5,254,542,342)                                           5,254,542,342
=============================================================================
TOTAL INVESTMENTS-101.11% (Cost
  $20,152,896,060)(m)(n)                                       20,152,896,060
=============================================================================
OTHER ASSETS LESS LIABILITIES-(1.11)%                            (221,993,453)
=============================================================================
NET ASSETS-100.00%                                            $19,930,902,607
_____________________________________________________________________________
=============================================================================

Investment Abbreviations:

ACES    - Automatically Convertible Extendable Security
CEP     - Credit Enhancement Provider
Conv.   - Convertible
COP     - Certificates of Participation
GO      - General Obligation Bonds
IDR     - Industrial Development Revenue Bonds
INS     - Insurer
LOC     - Letter of Credit
MTN     - Medium-Term Notes
PARTs   - Pooled Adjustable Rate Taxable Notes(SM)
PCR     - Pollution Control Revenue Bonds
RACERS  - Restructured Asset Certificates with Enhanced ReturnS(SM)
RB      - Revenue Bonds
Sr.     - Senior
TAN     - Tax Anticipation Notes
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at February 28, 2007 was $9,339,906,022, which represented 46.86% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows:
    United Kingdom: 17.8%; France: 7.1%; Belgium: 5.0%; other countries less than 5%: 7.9%.
(d) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2007.
(e) Demand security; payable upon demand by the Fund with usually no more than seven calendar days' notice.
(f) Principal and/or interest payments are secured by the bond insurance company listed.
(g) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(h) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(i) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months.
(j) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice based depending on the timing of the demand.
(k) Security considered to be illiquid. The Fund is limited to investing 10% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at February 28, 2007 was $463,000,000, which represented 2.32% of the Fund's Net Assets.
(l) Principal amount equals value at period end. See Note 11.
(m) Also represents cost for federal income tax purposes.
(n) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

                             ENTITIES                            PERCENTAGE
   ------------------------------------------------------------------------
   CALYON                                                            5.1%
   ________________________________________________________________________
   ========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

STIC PRIME PORTFOLIO

SCHEDULE OF INVESTMENTS

February 28, 2007
(Unaudited)

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)           VALUE
---------------------------------------------------------------------------------------
COMMERCIAL PAPER-66.83%(A)


ASSET-BACKED SECURITIES-COMMERCIAL
 LOANS/LEASES-3.96%


Fountain Square Commercial Funding Corp.
 (Acquired 01/29/07; Cost $39,650,000)
 5.25%(b)                                      03/30/07   $     40,000   $   39,830,833
---------------------------------------------------------------------------------------
 (Acquired 02/23/07; Cost $64,440,729)
 5.25%(b)                                      04/23/07         65,000       64,497,604
---------------------------------------------------------------------------------------
 (Acquired 01/08/07; Cost $69,406,789)
 5.26%(b)                                      03/07/07         70,000       69,938,634
---------------------------------------------------------------------------------------
 (Acquired 01/11/07; Cost $59,500,300)
 5.26%(b)                                      03/09/07         60,000       59,929,867
---------------------------------------------------------------------------------------
 (Acquired 01/11/07; Cost $29,737,000)
 5.26%(b)                                      03/12/07         30,000       29,951,783
---------------------------------------------------------------------------------------
 (Acquired 02/21/07; Cost $39,661,022)
 5.26%(b)                                      04/20/07         40,000       39,707,778
=======================================================================================
                                                                            303,856,499
=======================================================================================



ASSET-BACKED SECURITIES-CONSUMER RECEIVABLES-7.63%


Old Line Funding, LLC (Acquired 01/19/07;
 Cost $34,182,343)
 5.25%(b)                                      03/02/07         34,393       34,387,984
---------------------------------------------------------------------------------------
 (Acquired 01/19/07; Cost $55,638,461)
 5.25%(b)                                      03/05/07         56,006       55,973,330
---------------------------------------------------------------------------------------
 (Acquired 02/08/07; Cost $61,584,083)
 5.25%(b)                                      03/26/07         62,000       61,773,958
---------------------------------------------------------------------------------------
 (Acquired 02/22/07; Cost $40,980,177)
 5.25%(b)                                      04/10/07         41,263       41,022,299
---------------------------------------------------------------------------------------
 (Acquired 02/23/07; Cost $58,097,854)
 5.25%(b)                                      04/13/07         58,516       58,149,056
---------------------------------------------------------------------------------------
 (Acquired 02/23/07; Cost $41,323,502)
 5.26%(b)                                      04/02/07         41,554       41,359,897
---------------------------------------------------------------------------------------
 (Acquired 02/15/07; Cost $39,836,356)
 5.26%(b)                                      03/15/07         40,000       39,918,178
---------------------------------------------------------------------------------------
Thunder Bay Funding, LLC (Acquired 02/06/07;
 Cost $44,212,059)
 5.25%(b)                                      03/19/07         44,478       44,361,245
---------------------------------------------------------------------------------------
 (Acquired 02/07/07; Cost $54,003,922)
 5.26%(b)                                      04/03/07         54,441       54,178,753
---------------------------------------------------------------------------------------
 (Acquired 02/02/07; Cost $31,214,372)
 5.26%(b)                                      03/01/07         31,338       31,338,000
---------------------------------------------------------------------------------------
 (Acquired 02/08/07; Cost $30,001,641)
 5.26%(b)                                      03/13/07         30,147       30,094,142
---------------------------------------------------------------------------------------
 (Acquired 02/15/07; Cost $39,836,356)
 5.26%(b)                                      03/15/07         40,000       39,918,178
---------------------------------------------------------------------------------------
 (Acquired 02/07/07; Cost $52,330,152)
 5.26%(b)                                      03/26/07         52,692       52,499,528
=======================================================================================
                                                                            584,974,548
=======================================================================================

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)           VALUE
---------------------------------------------------------------------------------------


ASSET-BACKED SECURITIES-FULLY SUPPORTED
 BANK-10.43%


Govco Inc. (Multi CEP's-Government sponsored
 entities) (Acquired 01/29/07; Cost
 $49,737,250)
 5.26%(b)                                      03/06/07   $     50,000   $   49,963,507
---------------------------------------------------------------------------------------
Legacy Capital Co., LLC-Series A
 (Multi-CEP's-Liberty Hampshire Co., LLC;
 agent) (Acquired 02/13/07; Cost $49,802,375)
 5.27%(b)                                      03/12/07         50,000       49,919,486
---------------------------------------------------------------------------------------
Long Lane Master Trust IV-Series A (CEP-Bank
 of America, N.A.) (Acquired
 01/22/07-02/22/07; Cost $101,861,580)
 5.26%(b)                                      03/20/07        102,617      102,332,008
---------------------------------------------------------------------------------------
 (Acquired 02/23/07-02/26/07; Cost
 $149,363,208)
 5.27%(b)                                      03/27/07        150,000      149,429,083
---------------------------------------------------------------------------------------
Ticonderoga Funding LLC (CEP-Bank of America,
 N.A.) (Acquired 02/22/07; Cost $73,564,722)
 5.26%(b)                                      03/28/07         73,932       73,640,338
---------------------------------------------------------------------------------------

STIC PRIME PORTFOLIO

Short-Term Investments Trust

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)           VALUE
---------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-FULLY SUPPORTED
  BANK-(CONTINUED)

Variable Funding Capital Co. LLC
 (CEP-Wachovia Bank N.A.) (Acquired 01/25/07;
 Cost $149,081,250)
 5.25%(b)                                      03/08/07   $    150,000   $  149,846,875
---------------------------------------------------------------------------------------
 (Acquired 02/13/07; Cost $99,475,000)
 5.25%(b)                                      03/21/07        100,000       99,708,334
---------------------------------------------------------------------------------------
 (Acquired 02/05/07; Cost $49,671,875)
 5.25%(b)                                      03/22/07         50,000       49,846,875
---------------------------------------------------------------------------------------
 (Acquired 02/05/07; Cost $49,817,361)
 5.26%(b)                                      03/02/07         50,000       49,992,695
---------------------------------------------------------------------------------------
 (Acquired 02/08/07; Cost $24,868,250)
 5.27%(b)                                      03/16/07         25,000       24,945,104
=======================================================================================
                                                                            799,624,305
=======================================================================================



ASSET-BACKED SECURITIES-FULLY SUPPORTED
 MONOLINE-1.44%


Aquinas Funding LLC
 (CEP-MBIA Insurance Corp.) (Acquired
 02/20/07-02/21/07; Cost $110,004,848)
 5.27%(b)                                      03/23/07        110,497      110,141,476
=======================================================================================



ASSET-BACKED SECURITIES-
 MULTI-PURPOSE-24.08%


Atlantic Asset Securitization LLC (Acquired
 02/07/07; Cost $40,002,371)
 5.26%(b)                                      04/05/07         40,338       40,131,912
---------------------------------------------------------------------------------------
 (Acquired 02/06/07; Cost $22,260,714)
 5.26%(b)                                      03/16/07         22,385       22,335,940
---------------------------------------------------------------------------------------
 (Acquired 02/26/07; Cost $53,201,475)
 5.26%(b)                                      04/27/07         53,672       53,225,001
---------------------------------------------------------------------------------------
 (Acquired 02/15/07; Cost $49,583,188)
 5.27%(b)                                      04/13/07         50,000       49,685,562
---------------------------------------------------------------------------------------
Barton Capital LLC
 (Acquired 01/18/07; Cost $94,321,146)
 5.25%(b)                                      03/08/07         95,000       94,903,021
---------------------------------------------------------------------------------------
 (Acquired 02/09/07; Cost $99,547,917)
 5.25%(b)                                      03/12/07        100,000       99,839,583
---------------------------------------------------------------------------------------
 (Acquired 02/22/07; Cost $50,695,062)
 5.25%(b)                                      04/04/07         51,000       50,747,125
---------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)           VALUE
---------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-
  MULTI-PURPOSE-(CONTINUED)

Chariot Funding LLC/Ltd. (Acquired 01/10/07;
 Cost $101,020,248)
 5.25%(b)                                      03/09/07   $    101,882   $  101,763,138
---------------------------------------------------------------------------------------
 (Acquired 02/21/07; Cost $19,862,656)
 5.26%(b)                                      04/09/07         20,000       19,886,033
---------------------------------------------------------------------------------------
Charta LLC (Acquired 01/23/07; Cost
 $79,323,333)
 5.25%(b)                                      03/22/07         80,000       79,755,000
---------------------------------------------------------------------------------------
 (Acquired 02/01/07; Cost $49,612,806)
 5.26%(b)                                      03/26/07         50,000       49,817,361
---------------------------------------------------------------------------------------
 (Acquired 02/01/07; Cost $90,381,221)
 5.26%(b)                                      03/27/07         91,100       90,753,921
---------------------------------------------------------------------------------------
Clipper Receivables Co., LLC
 5.26%                                         03/06/07         50,000       49,963,507
---------------------------------------------------------------------------------------
CRC Funding LLC
 (Acquired 01/23/07; Cost $49,569,792)
 5.25%(b)                                      03/23/07         50,000       49,839,583
---------------------------------------------------------------------------------------
 (Acquired 01/30/07; Cost $99,371,722)
 5.26%(b)                                      03/14/07        100,000       99,810,055
---------------------------------------------------------------------------------------
 (Acquired 01/29/07; Cost $59,596,733)
 5.26%(b)                                      03/16/07         60,000       59,868,500
---------------------------------------------------------------------------------------
 (Acquired 02/21/07; Cost $61,637,467)
 5.27%(b)                                      03/22/07         61,900       61,709,890
---------------------------------------------------------------------------------------
Fairway Finance Co., LLC (Acquired 02/07/07;
 Cost $111,700,746)
 5.26%(b)                                      03/29/07        112,522      112,062,098
---------------------------------------------------------------------------------------
 (Acquired 02/01/07;
 Cost $49,795,444)
 5.26%(b)                                      03/01/07         50,000       50,000,000
---------------------------------------------------------------------------------------
Falcon Asset Securitization Corp. (Acquired
 02/06/07; Cost $60,004,255)
 5.25%(b)                                      03/28/07         60,445       60,206,998
---------------------------------------------------------------------------------------
 (Acquired 02/06/07; Cost $50,009,940)
 5.26%(b)                                      03/14/07         50,267       50,171,521
---------------------------------------------------------------------------------------
 (Acquired 02/20/07; Cost $38,846,145)
 5.26%(b)                                      03/19/07         39,000       38,897,430
---------------------------------------------------------------------------------------

STIC PRIME PORTFOLIO

Short-Term Investments Trust

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)           VALUE
---------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-
  MULTI-PURPOSE-(CONTINUED)

Ranger Funding Co., LLC (Acquired 02/23/07;
 Cost $148,862,500)
 5.25%(b)                                      04/16/07   $    150,000   $  148,993,750
---------------------------------------------------------------------------------------
 (Acquired 02/01/07; Cost $73,005,005)
 5.26%(b)                                      03/19/07         73,499       73,305,698
---------------------------------------------------------------------------------------
 (Acquired 02/20/07; Cost $49,795,250)
 5.27%(b)                                      03/20/07         50,000       49,861,062
---------------------------------------------------------------------------------------
Sheffield Receivables Corp. (Acquired
 02/07/07; Cost $149,254,833)
 5.26%(b)                                      03/13/07        150,000      149,737,000
---------------------------------------------------------------------------------------
Yorktown Capital, LLC
 5.26%                                         03/15/07         38,827       38,747,577
=======================================================================================
                                                                          1,846,018,266
=======================================================================================



ASSET-BACKED SECURITIES-SECURITY INVESTMENT
 VEHICLES-12.54%


Aquifer Funding Ltd./LLC (Acquired 02/06/07;
 Cost $99,590,111)
 5.27%(b)                                      03/06/07        100,000       99,926,805
---------------------------------------------------------------------------------------
 (Acquired 02/07/07; Cost $74,692,583)
 5.27%(b)                                      03/07/07         75,000       74,934,125
---------------------------------------------------------------------------------------
Grenadier Funding, Ltd./Corp. (Acquired
 02/08/07; Cost $41,534,017)
 5.26%(b)                                      04/09/07         41,901       41,662,461
---------------------------------------------------------------------------------------
Klio II Funding, Ltd./Corp. (Acquired
 01/29/07; Cost $99,940,733)
 5.28%(b)                                      03/02/07        100,412      100,397,273
---------------------------------------------------------------------------------------
 (Acquired 02/14/07-02/16/07; Cost
 $109,965,039)
 5.28%(b)                                      03/16/07        110,427      110,184,269
---------------------------------------------------------------------------------------
 (Acquired 02/27/07; Cost $34,094,664)
 5.28%(b)                                      03/21/07         34,200       34,099,680
---------------------------------------------------------------------------------------
Liberty Harbour II CDO Ltd./Inc. (Acquired
 02/27/07; Cost $134,188,969)
 5.28%(b)                                      04/11/07        135,000      134,188,969
---------------------------------------------------------------------------------------
 (Acquired 02/27/07; Cost $74,538,000)
 5.28%(b)                                      04/12/07         75,000       74,538,000
---------------------------------------------------------------------------------------
Newport Funding Corp. (CEP-MBIA Insurance
 Corp.) (Acquired 02/26/07; Cost $24,835,625)
 5.26%(b)                                      04/12/07         25,000       24,846,583
---------------------------------------------------------------------------------------
 (Acquired 02/13/07; Cost $49,787,736)
 5.27%(b)                                      03/14/07         50,000       49,904,847
---------------------------------------------------------------------------------------
 (Acquired 01/30/07; Cost $24,838,972)
 5.27%(b)                                      03/15/07         25,000       24,948,764
---------------------------------------------------------------------------------------
 (Acquired 01/31/07; Cost $49,641,347)
 5.27%(b)                                      03/21/07         50,000       49,853,611
---------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)           VALUE
---------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-SECURITY INVESTMENT
  VEHICLES-(CONTINUED)

Perry Global Funding, Ltd./LLC-Series A
 (Acquired 02/07/07; Cost $30,533,639)
 5.25%(b)                                      04/02/07   $     30,776   $   30,632,379
---------------------------------------------------------------------------------------
 (Acquired 02/13/07; Cost $56,064,170)
 5.26%(b)                                      03/15/07         56,311       56,195,813
---------------------------------------------------------------------------------------
Tierra Alta Funding I, Ltd./Corp. (Acquired
 02/15/07; Cost $19,897,528)
 5.27%(b)                                      03/22/07         20,000       19,938,517
---------------------------------------------------------------------------------------
 (Acquired 01/23/07; Cost $35,407,538)
 5.28%(b)                                      03/07/07         35,627       35,595,648
=======================================================================================
                                                                            961,847,744
=======================================================================================


ASSET-BACKED SECURITIES-TRADE
 RECEIVABLES-3.49%


CAFCO, LLC
 (Acquired 01/24/07; Cost $24,828,646)
 5.25%(b)                                      03/12/07         25,000       24,959,896
---------------------------------------------------------------------------------------
 (Acquired 02/06/07; Cost $48,764,596)
 5.25%(b)                                      03/29/07         49,130       48,929,386
---------------------------------------------------------------------------------------
 (Acquired 01/16/07; Cost $99,357,111)
 5.26%(b)                                      03/01/07        100,000      100,000,000
---------------------------------------------------------------------------------------
 (Acquired 02/27/07; Cost $49,295,621)
 5.26%(b)                                      04/10/07         49,600       49,310,116
---------------------------------------------------------------------------------------
Ciesco, LLC (Acquired 02/05/07; Cost
 $44,665,313)
 5.25%(b)                                      03/28/07         45,000       44,822,812
=======================================================================================
                                                                            268,022,210
=======================================================================================

STIC PRIME PORTFOLIO

Short-Term Investments Trust

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)           VALUE
---------------------------------------------------------------------------------------


DIVERSIFIED BANKS-3.26%


Citigroup Funding Inc.
 5.27%                                         03/05/07   $    150,000   $  149,912,250
---------------------------------------------------------------------------------------
 5.27%                                         03/07/07        100,000       99,912,250
=======================================================================================
                                                                            249,824,500
=======================================================================================
 Total Commercial Paper (Cost $5,124,309,548)                             5,124,309,548
=======================================================================================
MASTER NOTE AGREEMENTS-8.19%


Lehman Brothers Inc. (Acquired 01/10/07; Cost
 $228,000,000)
 5.42%(b)(c)(d)(e)                                  --         228,000      228,000,000
---------------------------------------------------------------------------------------
Merrill Lynch Mortgage Capital, Inc.
 (Acquired 02/05/07; Cost $400,000,000)
 5.44%(b)(c)(d)                                04/05/07        400,000      400,000,000
=======================================================================================
 Total Master Note Agreements (Cost
 $628,000,000)                                                              628,000,000
=======================================================================================
U.S. GOVERNMENT AGENCY SECURITIES-0.87%


FEDERAL HOME LOAN BANK (FHLB)-0.87%


Unsec. Disc. Notes, 5.14%(a)(c) (Cost
 $66,200,000)                                  03/01/07         66,200       66,200,000
=======================================================================================
TOTAL INVESTMENTS
 (excluding Repurchase
 Agreements)-75.89%
 (Cost $5,818,509,548)                                                    5,818,509,548
=======================================================================================


                                                REPURCHASE
                                                  AMOUNT

REPURCHASE AGREEMENTS-27.21%(F)

ABN AMRO Bank N.V., Joint agreement dated
 02/28/07, aggregate maturing value
 $250,036,875 (collateralized by U.S.
 Government obligations valued at
 $255,000,272; 3.60%-6.00%,
 03/15/07-09/17/18)
 5.31%, 03/01/07                                105,015,488      105,000,000
-----------------------------------------------------------------------------
Banc of America Securities LLC, Joint
 agreement dated 02/28/07, aggregate maturing
 value $500,073,889 (collateralized by U.S.
 Government obligations valued at
 $510,000,001; 5.00%, 05/01/35)
 5.32%, 03/01/07                                 21,962,284       21,959,039
-----------------------------------------------------------------------------
Barclays Capital Inc., Joint agreement dated
 02/28/07, aggregate maturing value
 $500,074,028 (collateralized by U.S.
 Government obligations valued at
 $510,000,001; 4.00%-6.50%,
 08/01/18-06/01/39)
 5.33%, 03/01/07                                263,741,235      263,702,192
-----------------------------------------------------------------------------
Bear, Stearns & Co., Inc., Joint agreement
 dated 02/28/07, aggregate maturing value
 $300,044,167 (collateralized by U.S.
 Government obligations valued at
 $306,004,334; 5.00%-7.00%,
 04/01/14-03/01/37)
 5.30%, 03/01/07                               $200,029,444   $  200,000,000
-----------------------------------------------------------------------------
BNP Paribas Securities Corp., Joint agreement
 dated 02/28/07, aggregate maturing value
 $250,036,944 (collateralized by U.S.
 Government obligations valued at
 $255,000,405; 0%-4.72%, 04/18/07-03/15/10)
 5.32%, 03/01/07                                104,015,369      104,000,000
-----------------------------------------------------------------------------
Credit Suisse Securities (USA) LLC, Joint
 agreement dated 02/28/07, aggregate maturing
 value $250,036,944 (collateralized by U.S.
 Government obligations valued at
 $255,004,725; 0%, 11/30/07-06/17/33)
 5.32%, 03/01/07                                105,015,517      105,000,000
-----------------------------------------------------------------------------
Fortis Bank N.V./S.A., Joint agreement dated
 02/28/07, aggregate maturing value
 $200,029,611 (collateralized by U.S.
 Government obligations valued at
 $204,000,000; 2.88%-5.00%,
 09/14/07-11/01/19)
 5.33%, 03/01/07                                145,021,468      145,000,000
-----------------------------------------------------------------------------
Fortis Securities LLC, Joint agreement dated
 02/28/07, aggregate maturing value
 $275,040,639 (collateralized by U.S.
 Government obligations valued at
 $280,500,287; 0%-4.00%, 03/15/07-02/15/15)
 5.32%, 03/01/07                                129,019,063      129,000,000
-----------------------------------------------------------------------------
Goldman, Sachs & Co., Joint agreement dated
 02/28/07, aggregate maturing value
 $250,036,944 (collateralized by U.S.
 Government obligations valued at
 $255,000,043; 3.15%-6.25%,
 12/14/07-07/28/23)
 5.32%, 03/01/07                                104,015,369      104,000,000
-----------------------------------------------------------------------------
Morgan Stanley, Joint agreement dated
 02/28/07, aggregate maturing value
 $250,036,806 (collateralized by U.S.
 Government obligations valued at
 $257,623,762; 0%-7.13%, 04/05/07-04/01/56)
 5.30%, 03/01/07                                104,015,311      104,000,000
-----------------------------------------------------------------------------
Societe Generale S.A., Agreement dated
 02/28/07, (collateralized by U.S. Government
 obligations valued at $306,000,000;
 0%-6.84%, 01/15/08-12/01/36)
 5.33%, 03/01/07                                300,044,417      300,000,000
-----------------------------------------------------------------------------
UBS Securities LLC, Agreement dated 02/28/07,
 (collateralized by U.S. Government
 obligations valued at $255,002,643;
 5.00%-7.00%, 08/01/29-11/01/35) 5.33%,
 03/01/07                                       250,037,014      250,000,000
-----------------------------------------------------------------------------

STIC PRIME PORTFOLIO

Short-Term Investments Trust

                                                REPURCHASE
                                                  AMOUNT           VALUE
-----------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

UBS Securities LLC, Joint agreement dated
 02/28/07, aggregate maturing value
 $150,022,167 (collateralized by U.S.
 Government obligations valued at
 $153,001,380; 0%, 07/15/20-04/15/30) 5.32%,
 03/01/07                                      $  5,000,739   $    5,000,000
-----------------------------------------------------------------------------
Wachovia Bank, N.A., Agreement dated
 02/28/07, (collateralized by U.S. Government
 obligations valued at $255,000,001;
 4.50%-7.65%, 10/15/09-12/15/45) 5.33%,
 03/01/07                                       250,037,014      250,000,000
=============================================================================
 Total Repurchase Agreements (Cost
 $2,086,661,231)                                               2,086,661,231
=============================================================================
TOTAL INVESTMENTS-103.10% (Cost
 $7,905,170,779)(g)(h)                                         7,905,170,779
=============================================================================
OTHER ASSETS LESS LIABILITIES-(3.10)%                           (237,649,750)
=============================================================================
NET ASSETS-100.00%                                            $7,667,521,029
_____________________________________________________________________________
=============================================================================


Investment Abbreviations:

CEP     - Credit Enhancement Provider
Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at February 28, 2007 was $5,413,773,964, which represented 70.61% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(d) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice depending upon the timing of the demand. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on February 28, 2007.
(e) Open master note agreement with no specified maturity date. Either party may terminate the agreement upon thirty days prior written notice provided the last maturing advances under the note is paid in full, whether at maturity or on demand.
(f) Principal amount equals value at period end. See Note 11.
(g) Also represents cost for federal income tax purposes.
(h) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

      ENTITIES                                                          PERCENTAGE
      ----------------------------------------------------------------------------
      Merrill Lynch & Co.                                                  5.2%
       ___________________________________________________________________________
      ============================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

TREASURY PORTFOLIO

SCHEDULE OF INVESTMENTS

February 28, 2007
(Unaudited)


                       PRINCIPAL
                        AMOUNT
            MATURITY     (000)          VALUE
--------------------------------------------------
U.S. TREASURY
SECURITIES-21.35%
U.S.
  TREASURY
  BILLS-21.35%(A)
4.84%       04/05/07   $100,000    $    99,528,958
--------------------------------------------------
4.92%       04/05/07    100,000         99,522,153
--------------------------------------------------
4.94%       04/12/07    100,000         99,423,667
--------------------------------------------------
4.88%       05/17/07    150,000        148,435,617
--------------------------------------------------
4.87%       05/24/07    100,000         98,864,600
--------------------------------------------------
4.86%       05/31/07    100,000         98,771,247
--------------------------------------------------
4.87%       06/14/07    100,000         98,580,750
--------------------------------------------------
4.88%       06/14/07    100,000         98,576,666
--------------------------------------------------
4.87%       06/21/07    100,000         98,483,333
--------------------------------------------------
4.91%       07/05/07    100,000         98,283,250
--------------------------------------------------
4.92%       07/12/07    100,000         98,183,442
==================================================
    Total
      U.S.
  Treasury
Securities
     (Cost
     $1,136,653,683)                 1,136,653,683
==================================================
TOTAL
INVESTMENTS
 (excluding
Repurchase
Agreements)-21.35%
  (Cost
  $1,136,653,683)                    1,136,653,683
==================================================

                                                REPURCHASE
                                                  AMOUNT
REPURCHASE AGREEMENTS-79.06%(B)

ABN AMRO Bank N.V., Joint agreement dated
  02/28/07, aggregate maturing value
  $350,051,139 (collateralized by U.S.
  Treasury obligations valued at
  $357,000,198; 3.00%-8.75%,
  06/30/08-08/15/22) 5.26%, 03/01/07            60,136,044        60,127,259
----------------------------------------------------------------------------
Banc of America Securities LLC, Joint
  agreement dated 02/28/07, aggregate
  maturing value $250,036,458 (collateralized
  by U.S. Treasury obligations valued at
  $255,000,937; 3.38%, 11/15/08-10/15/09)
  5.25%, 03/01/07                              245,035,729       245,000,000
----------------------------------------------------------------------------
Barclays Capital Inc., Joint agreement dated
  02/28/07, aggregate maturing value
  $300,043,917 (collateralized by U.S.
  Treasury obligations valued at
  $306,000,397; 0.88%, 04/15/10) 5.27%,
  03/01/07                                     245,035,865       245,000,000
----------------------------------------------------------------------------
Bear, Stearns & Co., Inc., Open agreement,
  with no specific maturity date
  (collateralized by U.S. Treasury
  obligations valued at $102,187,338;
  0%-7.00%, 04/30/07-03/01/37)
  5.32%(c)                                              --       100,000,000
----------------------------------------------------------------------------

----------------------------------------------------------------------------
                                                REPURCHASE
                                                  AMOUNT          VALUE
REPURCHASE AGREEMENTS-(CONTINUED)

BNP Paribas Securities Corp., Joint agreement
  dated 02/28/07, aggregate maturing value
  $250,036,597 (collateralized by U.S.
  Treasury obligations valued at
  $255,000,422; 0%-3.50%, 04/19/07-07/15/13)
  5.27%, 03/01/07                              $245,035,865   $  245,000,000
----------------------------------------------------------------------------
CIBC World Markets Inc., Agreement dated
  02/28/07, (collateralized by U.S. Treasury
  obligations valued at $102,179,387;
  3.63%-4.50%, 09/30/11-05/15/13) 5.27%,
  03/01/07                                     100,014,639       100,000,000
----------------------------------------------------------------------------
Citigroup Global Markets Inc., Joint
  agreement dated 02/28/07, aggregate
  maturing value $250,036,597 (collateralized
  by U.S. Treasury obligations valued at
  $255,000,000; 0%-4.88%; 10/31/07-02/15/20)
  5.27%, 03/01/07                              245,035,865       245,000,000
----------------------------------------------------------------------------
Credit Suisse Securities (USA) LLC, Joint
  agreement dated 02/28/07, aggregate
  maturing value $250,036,597 (collateralized
  by U.S. Treasury obligations valued at
  $255,001,137; 0%, 08/15/26-11/15/26)
  5.27%, 03/01/07                              245,035,865       245,000,000
----------------------------------------------------------------------------
Deutsche Bank Securities Inc., Joint
  agreement dated 02/28/07, aggregate
  maturity value $250,036,597 (collateralized
  by U.S. Treasury obligations value at
  $255,000,536; 2.00-8.13%,
  07/15/14-08/15/19)
  5.27%, 03/01/07                              245,035,865       245,000,000
----------------------------------------------------------------------------
Fortis Securities LLC, Agreement dated
  02/28/07, (collateralized by U.S. Treasury
  obligations valued at $510,000,439;
  2.75%-8.75%, 04/30/07-02/15/36) 5.27%,
  03/01/07                                     500,073,194       500,000,000
----------------------------------------------------------------------------
Greenwich Capital Markets, Inc., Agreement
  dated 02/28/07, (collateralized by U.S.
  Treasury obligations valued at
  $510,004,487; 4.63%, 11/30/08-02/29/12)
  5.27%, 03/01/07                              500,073,194       500,000,000
----------------------------------------------------------------------------
JPMorgan Securities Inc., Joint agreement
  dated 02/28/07, aggregate maturing value
  $250,036,528 (collateralized by U.S.
  Treasury obligations valued at
  $255,003,563; 0%-8.00%,
  05/15/14-02/15/37)
  5.26%, 03/01/07                              245,035,797       245,000,000
----------------------------------------------------------------------------

TREASURY PORTFOLIO

Short-Term Investments Trust

                                                REPURCHASE
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Merrill Lynch Government Securities, Inc.,
  Agreement dated 02/28/07, (collateralized
  by U.S. Treasury obligations valued at
  $510,000,274; 0%, 05/15/07-11/15/26) 5.27%,
  03/01/07                                     $500,073,194   $  500,000,000
----------------------------------------------------------------------------
Morgan Stanley, Joint agreement dated
  02/28/07, aggregate maturing value
  $250,036,528 (collateralized by U.S.
  Treasury obligations valued at
  $257,026,021;
  3.50%-6.50%,11/15/09-02/15/10) 5.26%,
  03/01/07                                     245,035,797       245,000,000
----------------------------------------------------------------------------
Societe Generale S.A., Joint agreement dated
  02/28/07, aggregate maturing value
  $300,043,833 (collateralized by U.S.
  Treasury obligations valued at
  $306,000,194; 0%-13.25%, 07/26/07-02/15/36)
  5.26%, 03/01/07                              245,035,797       245,000,000
----------------------------------------------------------------------------

----------------------------------------------------------------------------
                                                REPURCHASE
                                                  AMOUNT          VALUE
REPURCHASE AGREEMENTS-(CONTINUED)

UBS Securities LLC, Joint agreement dated
  02/28/07, aggregate maturing value
  $300,043,917 (collateralized by U.S.
  Treasury obligations valued at
  $306,003,404; 0%-7.50%, 08/15/11-02/15/36)
  5.27%, 03/01/07                              $245,035,865   $  245,000,000
============================================================================
    Total Repurchase Agreements (Cost
      $4,210,127,259)                                          4,210,127,259
============================================================================
TOTAL INVESTMENTS-100.41% (Cost
  $5,346,780,942)(d)                                           5,346,780,942
============================================================================
OTHER ASSETS LESS LIABILITIES-(0.41)%                            (21,708,356)
============================================================================
NET ASSETS-100.00%                                            $5,325,072,586
____________________________________________________________________________
============================================================================

Investment Abbreviations:

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Principal amount equals value at period end. See Note 11.
(c) Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily.
(d) Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

GOVERNMENT & AGENCY PORTFOLIO

SCHEDULE OF INVESTMENTS

February 28, 2007
(Unaudited)


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)         VALUE
---------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES-24.95%

FEDERAL FARM CREDIT BANK (FFCB)-4.11%

Disc. Notes,
  5.09%(a)                                     07/06/07    $40,000    $39,281,745
---------------------------------------------------------------------------------
Floating Rate Bonds,
  5.18%(b)                                     08/01/07     90,000     89,992,686
=================================================================================
                                                                      129,274,431
=================================================================================
FEDERAL HOME LOAN BANK (FHLB)-1.59%

Unsec. Global Bonds,
  5.27%                                        11/21/07     50,000     49,988,656
=================================================================================
FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-12.84%

Series M006, Class A, Taxable Multifamily VRD
  Ctfs.,
  5.32%(c)                                     10/15/45     21,703     21,702,679
---------------------------------------------------------------------------------
Unsec. Disc. Notes,(a)
  5.13%                                        03/13/07     40,000     39,931,587
---------------------------------------------------------------------------------
  4.98%                                        04/17/07     20,000     19,869,967
---------------------------------------------------------------------------------
  4.99%                                        05/01/07     25,000     24,788,618
---------------------------------------------------------------------------------
  5.08%                                        08/31/07     30,000     29,224,537
---------------------------------------------------------------------------------
  5.03%                                        11/30/07     40,000     38,467,122
---------------------------------------------------------------------------------
Unsec. Floating Rate Global Notes,
  5.24%(b)                                     06/19/07     45,000     45,000,717
---------------------------------------------------------------------------------
Unsec. Floating Rate Medium Term Global
  Notes,
  5.17%(b)                                     09/27/07     75,000     74,978,227
---------------------------------------------------------------------------------
Unsec. Global Notes,
  2.70%                                        03/16/07     25,000     24,975,376
---------------------------------------------------------------------------------
  5.09%                                        08/31/07     45,633     44,451,124
---------------------------------------------------------------------------------
Unsec. Medium Term Global Notes,
  5.35%                                        12/19/07     40,000     40,000,000
=================================================================================
                                                                      403,389,954
=================================================================================
FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-6.03%

Unsec. Disc. Notes,(a)
  5.11%                                        03/23/07     50,000     49,843,861
---------------------------------------------------------------------------------
  5.10%                                        04/09/07     50,000     49,723,750
---------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)         VALUE
---------------------------------------------------------------------------------

FEDERAL FARM CREDIT BANK-(CONTINUED)

Unsec. Global Notes,
  4.75%                                        08/03/07    $40,000    $39,907,000
---------------------------------------------------------------------------------
  5.41%                                        12/28/07     50,000     50,000,000
=================================================================================
                                                                      189,474,611
=================================================================================
OVERSEAS PRIVATE INVESTMENT CORP.(OPIC)-0.38%

Gtd. VRD COP,
  5.30%(c)(d)                                  12/31/10     12,000     12,000,000
=================================================================================
    Total U.S. Government Agency Securities
      (Cost $784,127,652)                                             784,127,652
=================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-24.95% (Cost $784,127,652)                              784,127,652
=================================================================================


                                                REPURCHASE
                                                  AMOUNT          VALUE
REPURCHASE AGREEMENTS-75.34%(E)

ABN AMRO Bank N.V., Joint Agreement date
  2/28/2007, aggregate maturing value
  $250,036,875 (collateralized by U.S.
  Government obligations valued at
  $255,000,272; 3.60%-6.00%,
  03/15/07-09/17/18)
  5.31%, 03/01/07                              145,021,388       145,000,000
----------------------------------------------------------------------------
Barclays Capital Inc., Joint agreement dated
  02/28/07, aggregate maturing value
  $500,621,781 (collateralized by U.S.
  Government obligations valued at
  $510,559,749; 0%-6.15%, 07/25/07-08/15/19)
  5.31%, 03/01/07                              260,373,793       260,335,394
----------------------------------------------------------------------------
Bear, Stearns & Co., Inc, Open agreement
  dated 02/28/07, (collateralized by U.S.
  Government obligations valued at
  $255,190,347; 0%-7.13%, 04/30/07-03/01/37)
  5.32%(f)                                              --       150,000,000
----------------------------------------------------------------------------
BNP Paribas Securities Corp., Joint agreement
  dated 02/28/07, aggregate maturing value
  $250,036,944 (collateralized by U.S.
  Government obligations valued at
  $255,004,405; 0%-4.72%, 04/18/07-03/15/10)
  5.32%, 03/01/07                              145,021,428       145,000,000
----------------------------------------------------------------------------

GOVERNMENT & AGENCY PORTFOLIO

Short-Term Investments Trust

                                                REPURCHASE
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Citigroup Global Markets Inc., Joint
  agreement dated 02/28/07, aggregate
  maturing value $250,036,944 (collateralized
  by U.S. Government obligations valued at
  $250,000,188; 5.50%-5.60%,
  01/23/12-02/01/17) 5.32%, 03/01/07           $245,036,206   $  245,000,000
----------------------------------------------------------------------------
Credit Suisse Securities (USA) LLC, Joint
  agreement dated 02/28/07, aggregate
  maturing value $250,036,944 (collateralized
  by U.S. Government obligations valued at
  $255,004,725; 0%, 11/30/07-06/17/33)
  5.32%, 03/01/07                              145,021,428       145,000,000
----------------------------------------------------------------------------
Deutsche Bank Securities Inc., Joint
  agreement dated 02/28/07, aggregate
  maturing value $100,014,778 (collateralized
  by U.S. Government obligations valued at
  $102,000,170; 2.88%-6.13%,
  04/16/07-07/17/13) 5.32%, 03/01/07            99,014,630        99,000,000
----------------------------------------------------------------------------
Fortis Securities LLC, Joint agreement dated
  02/28/07, aggregate maturing value
  $275,040,639 (collateralized by U.S.
  Government obligations valued at
  $280,500,287; 0%-4.00%, 03/15/07-02/15/15)
  5.32%, 03/01/07                              145,021,428       145,000,000
----------------------------------------------------------------------------
Goldman, Sachs & Co., Joint agreement dated
  02/28/07, aggregate maturing value
  $250,036,944 (collateralized by U.S.
  Government obligations valued at
  $255,000,043; 3.15%-6.25%,
  12/14/07-07/28/23)
  5.32%, 03/01/07                              145,021,428       145,000,000
----------------------------------------------------------------------------

----------------------------------------------------------------------------
                                                REPURCHASE
                                                  AMOUNT          VALUE
REPURCHASE AGREEMENTS-(CONTINUED)

Morgan Stanley, Joint agreement dated
  02/28/07, aggregate maturing value
  $250,036,806 (collateralized by U.S.
  Government obligations valued at
  $257,623,762; 0%-7.13%,
  04/05/07-04/01/56)
  5.30%, 03/01/07                              $145,021,347   $  145,000,000
----------------------------------------------------------------------------
RBC Capital Markets, Agreement dated
  02/28/07, (collateralized by U.S.
  Government obligations valued at
  $510,003,037; 0%-7.25%,
  03/05/07-01/05/27)
  5.32%, 03/01/07                              500,073,889       500,000,000
----------------------------------------------------------------------------
Societe Generale S.A., Joint agreement dated
  02/28/07, aggregate maturing value
  $100,014,722 (collateralized by U.S.
  Government obligations valued at
  $102,000,406; 0%-7.25%,
  01/15/08-05/15/30)
  5.30%, 03/01/07                               99,014,575        99,000,000
----------------------------------------------------------------------------
UBS Securities LLC, Joint agreement dated
  02/28/07, aggregate maturing value
  $150,022,167 (collateralized by U.S.
  Government obligations valued at
  $153,001,380; 0%, 07/15/20-04/15/30) 5.32%,
  03/01/07                                     145,021,428       145,000,000
============================================================================
    Total Repurchase Agreements (Cost
      $2,368,335,394)                                          2,368,335,394
============================================================================
TOTAL INVESTMENTS-100.29% (Cost
  $3,152,463,046)(g)                                           3,152,463,046
============================================================================
OTHER ASSETS LESS LIABILITIES-(0.29)%                             (9,082,869)
============================================================================
NET ASSETS-100.00%                                            $3,143,380,177
____________________________________________________________________________
============================================================================

Investment Abbreviations:

Ctfs.   - Certificates
COP     - Certificates of Participation
Disc.   - Discounted
Gtd.    - Guaranteed
Unsec.  - Unsecured
VRD     - Variable Rate Demand

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2007.
(c) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2007.
(d) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(e) Principal amount equals value at period end. See Note 11.
(f) Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily.
(g) Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

GOVERNMENT TAXADVANTAGE PORTFOLIO

SCHEDULE OF INVESTMENTS

February 28, 2007
(Unaudited)


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)         VALUE
----------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES-106.51%

FEDERAL FARM CREDIT BANK (FFCB)-19.20%

Disc. Notes,(a)
  5.14%                                        03/16/07   $ 10,000    $  9,978,583
----------------------------------------------------------------------------------
  5.09%                                        07/06/07     10,000       9,820,436
----------------------------------------------------------------------------------
Floating Rate Bonds,(b)
  5.18%                                        08/01/07      9,000       8,999,269
----------------------------------------------------------------------------------
  5.20%                                        11/06/07     25,000      25,000,000
----------------------------------------------------------------------------------
Unsec. Floating Rate Bonds,(b)
  5.22%                                        03/01/07      4,050       4,050,000
----------------------------------------------------------------------------------
  5.21%                                        10/03/07     20,000      20,002,350
==================================================================================
                                                                        77,850,638
==================================================================================

FEDERAL HOME LOAN BANK (FHLB)-87.31%

Unsec. Disc. Notes,(a)
  5.18%                                        03/09/07    100,000      99,884,889
----------------------------------------------------------------------------------
  5.14%                                        03/16/07     20,000      19,957,167
----------------------------------------------------------------------------------
  5.13%                                        04/04/07     20,000      19,903,100
----------------------------------------------------------------------------------
  5.13%                                        04/20/07      8,077       8,019,474
----------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)         VALUE
----------------------------------------------------------------------------------

FEDERAL HOME LOAN BANK-(CONTINUED)

Unsec. Floating Rate Bonds,
  5.40%(b)                                     02/07/08   $ 20,000    $ 20,000,000
----------------------------------------------------------------------------------
Unsec. Floating Rate Global Bonds,
  5.17%(b)                                     03/14/08     15,000      14,994,465
----------------------------------------------------------------------------------
Unsec. Global Bonds,
  5.25%                                        10/03/07     10,000       9,997,709
----------------------------------------------------------------------------------
  5.27%                                        11/21/07      5,000       4,998,865
----------------------------------------------------------------------------------
  5.18%                                        03/16/07     50,000      49,892,187
----------------------------------------------------------------------------------
Unsec. Notes, 5.14%(c)                         03/01/07    106,300     106,300,000
==================================================================================
                                                                       353,947,856
==================================================================================
TOTAL INVESTMENTS(d)-106.51% (Cost
  $431,798,494)                                                        431,798,494
==================================================================================
OTHER ASSETS LESS LIABILITIES-(6.51)%                                  (26,397,842)
==================================================================================
NET ASSETS-100.00%                                                    $405,400,652
__________________________________________________________________________________
==================================================================================

Investment Abbreviations:

Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2007.
(c) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(d) Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2007
(Unaudited)

                                                                                                     GOVERNMENT &     GOVERNMENT
                                                 LIQUID ASSETS      STIC PRIME        TREASURY          AGENCY       TAXADVANTAGE
                                                   PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO       PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
ASSETS:

Investments, at value                           $14,898,353,718   $5,818,509,548   $1,136,653,683   $ 784,127,652    $431,798,494
---------------------------------------------------------------------------------------------------------------------------------
Repurchase agreements                            5,254,542,342     2,086,661,231    4,210,127,259   2,368,335,394              --
=================================================================================================================================
  Total investments                             20,152,896,060     7,905,170,779    5,346,780,942   3,152,463,046     431,798,494
=================================================================================================================================
Cash                                                        --                --               --           5,284          24,474
---------------------------------------------------------------------------------------------------------------------------------
Receivables for:
  Investments sold                                 272,750,929                --               --              --              --
---------------------------------------------------------------------------------------------------------------------------------
  Interest                                          68,622,524         2,698,731          615,959       3,443,167         512,122
---------------------------------------------------------------------------------------------------------------------------------
  Fund expenses absorbed                                95,688            15,735           40,780          22,484              --
---------------------------------------------------------------------------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                 581,544           336,001          231,616          76,922          62,193
---------------------------------------------------------------------------------------------------------------------------------
Other assets                                           304,351           258,208          141,939         116,051          71,233
=================================================================================================================================
     Total assets                               20,495,251,096     7,908,479,454    5,347,811,236   3,156,126,954     432,468,516
_________________________________________________________________________________________________________________________________
=================================================================================================================================


LIABILITIES:

Payables for:
  Investments purchased                            477,596,187       208,726,968               --              --      25,000,000
---------------------------------------------------------------------------------------------------------------------------------
  Amount due custodian                                 474,594                --               --      12,147,298       1,825,247
---------------------------------------------------------------------------------------------------------------------------------
  Dividends                                         82,977,641        30,570,358       21,329,663         240,973          84,848
---------------------------------------------------------------------------------------------------------------------------------
  Trustee deferred compensation and retirement
     plans                                           2,058,184           962,919          692,397              --          53,860
---------------------------------------------------------------------------------------------------------------------------------
Accrued distribution fees                              703,315           485,874          544,672         235,543          39,955
---------------------------------------------------------------------------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                              49,849            19,770           14,728           9,472           3,036
---------------------------------------------------------------------------------------------------------------------------------
Accrued transfer agent fees                            168,834            55,110           44,399          21,884           3,018
---------------------------------------------------------------------------------------------------------------------------------
Accrued operating expenses                             319,885           137,426          112,791          91,607          57,900
=================================================================================================================================
     Total liabilities                             564,348,489       240,958,425       22,738,650      12,746,777      27,067,864
=================================================================================================================================
Net assets applicable to shares outstanding     $19,930,902,607   $7,667,521,029   $5,325,072,586   $3,143,380,177   $405,400,652
_________________________________________________________________________________________________________________________________
=================================================================================================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                   $19,930,202,725   $7,666,745,714   $5,324,692,561   $3,143,130,186   $405,396,011
---------------------------------------------------------------------------------------------------------------------------------
Undistributed net investment income                  2,058,268           779,248          307,718         243,783           3,895
---------------------------------------------------------------------------------------------------------------------------------
Undistributed net realized gain (loss)              (1,358,386)           (3,933)          72,307           6,208             746
=================================================================================================================================
                                                $19,930,902,607   $7,667,521,029   $5,325,072,586   $3,143,380,177   $405,400,652
_________________________________________________________________________________________________________________________________
=================================================================================================================================


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

February 28, 2007
(Unaudited)

Short-Term Investments Trust

NET ASSETS:

Institutional Class                                      $14,191,802,003   $4,232,917,843   $2,257,903,689   $1,495,468,186
___________________________________________________________________________________________________________________________
===========================================================================================================================
Private Investment Class                                 $1,230,660,559    $  625,459,543   $  897,220,715   $ 575,513,829
___________________________________________________________________________________________________________________________
===========================================================================================================================
Personal Investment Class                                $   59,526,330    $  323,811,177   $  352,956,305   $  22,122,836
___________________________________________________________________________________________________________________________
===========================================================================================================================
Cash Management Class                                    $2,841,182,187    $1,691,149,975   $1,431,326,345   $ 692,173,414
___________________________________________________________________________________________________________________________
===========================================================================================================================
Reserve Class                                            $   31,052,432    $   50,991,322   $   89,366,004   $  24,876,939
___________________________________________________________________________________________________________________________
===========================================================================================================================
Resource Class                                           $1,147,133,143    $  469,189,077   $  295,133,636   $ 318,836,034
___________________________________________________________________________________________________________________________
===========================================================================================================================
Corporate Class                                          $  429,545,953    $  274,002,092   $    1,165,892   $  14,388,939
___________________________________________________________________________________________________________________________
===========================================================================================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Institutional Class                                      14,191,148,772     4,233,463,445    2,257,671,523   1,495,360,511
___________________________________________________________________________________________________________________________
===========================================================================================================================
Private Investment Class                                  1,230,676,899       625,564,548      897,253,237     575,476,707
___________________________________________________________________________________________________________________________
===========================================================================================================================
Personal Investment Class                                    59,529,939       323,765,522      352,927,900      22,120,103
___________________________________________________________________________________________________________________________
===========================================================================================================================
Cash Management Class                                     2,841,136,368     1,691,217,456    1,431,183,319     692,134,011
___________________________________________________________________________________________________________________________
===========================================================================================================================
Reserve Class                                                31,056,557        51,000,147       89,351,847      24,875,952
___________________________________________________________________________________________________________________________
===========================================================================================================================
Resource Class                                            1,147,140,394       469,162,002      295,128,349     318,811,840
___________________________________________________________________________________________________________________________
===========================================================================================================================
Corporate Class                                             429,513,294       274,002,578        1,165,942      14,386,294
___________________________________________________________________________________________________________________________
===========================================================================================================================
Net asset value, offering and redemption price per
  share for each class                                   $         1.00    $         1.00   $         1.00   $        1.00
___________________________________________________________________________________________________________________________
===========================================================================================================================
Cost of investments                                      $14,898,353,718   $5,818,509,548   $1,136,653,683   $ 784,127,652
---------------------------------------------------------------------------------------------------------------------------
Cost of repurchase agreements                            $5,254,542,342    $2,086,661,231   $4,210,127,259   $2,368,335,394
===========================================================================================================================
Total investments, at cost                               $20,152,896,060   $7,905,170,779   $5,346,780,942   $3,152,463,046
___________________________________________________________________________________________________________________________
===========================================================================================================================


NET ASSETS:

Institutional Class                                      $159,487,686
_______________________________________________________
=======================================================
Private Investment Class                                 $ 51,628,806
_______________________________________________________
=======================================================
Personal Investment Class                                $  7,321,393
_______________________________________________________
=======================================================
Cash Management Class                                    $ 91,412,320
_______________________________________________________
=======================================================
Reserve Class                                            $ 15,127,430
_______________________________________________________
=======================================================
Resource Class                                           $ 80,409,355
_______________________________________________________
=======================================================
Corporate Class                                          $     13,662
_______________________________________________________
=======================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Institutional Class                                       159,459,904
_______________________________________________________
=======================================================
Private Investment Class                                   51,653,829
_______________________________________________________
=======================================================
Personal Investment Class                                   7,323,408
_______________________________________________________
=======================================================
Cash Management Class                                      91,410,192
_______________________________________________________
=======================================================
Reserve Class                                              15,127,415
_______________________________________________________
=======================================================
Resource Class                                             80,411,030
_______________________________________________________
=======================================================
Corporate Class                                                13,619
_______________________________________________________
=======================================================
Net asset value, offering and redemption price per
  share for each class                                   $       1.00
_______________________________________________________
=======================================================
Cost of investments                                      $431,798,494
-------------------------------------------------------
Cost of repurchase agreements                            $         --
=======================================================
Total investments, at cost                               $431,798,494
_______________________________________________________
=======================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

STATEMENT OF OPERATIONS

For the six months ended February 28, 2007
(Unaudited)

                                                                                                      GOVERNMENT &    GOVERNMENT
                                                        LIQUID ASSETS    STIC PRIME      TREASURY        AGENCY      TAXADVANTAGE
                                                          PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:

Interest                                                $563,995,883    $211,710,023   $142,211,417   $82,874,754     $7,796,234
=================================================================================================================================

EXPENSES:

Advisory fees                                             15,771,923      5,913,254       4,067,423     1,560,233        285,766
---------------------------------------------------------------------------------------------------------------------------------
Administrative services fees                                 568,343        371,169         334,252       299,711         64,066
---------------------------------------------------------------------------------------------------------------------------------
Custodian fees                                               477,682        170,489         133,792        83,614          7,270
---------------------------------------------------------------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                 2,803,454      1,586,662       2,234,710     1,312,420        125,999
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                  264,016      1,202,848       1,228,337       102,672         26,548
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                    1,468,471        803,009         770,855       325,484         22,494
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                              186,091        297,132         652,942       111,554         56,275
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           1,163,495        404,976         351,773       311,001         45,789
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                             62,744         56,467             244         4,074              2
---------------------------------------------------------------------------------------------------------------------------------
Transfer agent fees                                          903,018        354,795         233,309       140,421         13,473
---------------------------------------------------------------------------------------------------------------------------------
Trustees' and officer's fees and benefits                    341,253        135,273          90,681        57,374         11,088
---------------------------------------------------------------------------------------------------------------------------------
Registration and filing fees                                      --             --              --            --         50,330
---------------------------------------------------------------------------------------------------------------------------------
Other                                                        670,425        428,195         254,465       219,000         74,825
=================================================================================================================================
    Total expenses                                        24,680,915     11,724,269      10,352,783     4,527,558        783,925
=================================================================================================================================
Less: Fees waived                                         (7,602,275)    (3,865,209)     (3,381,332)   (1,179,561)      (416,304)
=================================================================================================================================
    Net expenses                                          17,078,640      7,859,060       6,971,451     3,347,997        367,621
=================================================================================================================================
Net investment income                                    546,917,243    203,850,963     135,239,966    79,526,757      7,428,613
=================================================================================================================================

REALIZED GAIN (LOSS):

Net realized gain (loss) from investment securities         (182,608)            --         224,810        30,996            547
=================================================================================================================================
Net increase in net assets resulting from operations    $546,734,635    $203,850,963   $135,464,776   $79,557,753     $7,429,160
_________________________________________________________________________________________________________________________________
=================================================================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 28, 2007 and the year ended August 31, 2006 (Unaudited)

                                                                LIQUID ASSETS PORTFOLIO                STIC PRIME PORTFOLIO
                                                           ----------------------------------    --------------------------------
                                                            FEBRUARY 28,        AUGUST 31,        FEBRUARY 28,       AUGUST 31,
                                                                2007               2006               2007              2006
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                    $   546,917,243    $   884,596,378    $ 203,850,963     $  343,224,083
---------------------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                        (182,608)           911,060               --                 --
=================================================================================================================================
    Net increase in net assets resulting from operations       546,734,635        885,507,438      203,850,963        343,224,083
=================================================================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                         (400,640,325)      (639,998,716)    (117,658,440)      (234,363,354)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                     (27,724,180)       (42,306,265)     (15,709,248)       (22,943,890)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                     (1,652,398)        (2,936,707)      (7,535,905)        (8,010,719)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                        (75,837,565)      (127,479,313)     (41,515,937)       (49,228,142)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                   (814,799)        (1,939,893)      (1,301,686)        (2,108,618)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                               (29,343,008)       (42,131,448)     (10,304,859)       (16,193,048)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                              (10,904,968)       (27,804,036)      (9,824,888)       (10,376,312)
=================================================================================================================================
    Total distributions from net investment income            (546,917,243)      (884,596,378)    (203,850,963)      (343,224,083)
=================================================================================================================================
Distributions to shareholders from net realized gains:
  Institutional Class                                                   --           (478,590)              --                 --
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                              --            (33,284)              --                 --
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                             --             (1,910)              --                 --
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                                 --            (76,508)              --                 --
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                         --               (538)              --                 --
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                        --            (32,914)              --                 --
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                                       --             (1,728)              --                 --
=================================================================================================================================
    Total distributions from net realized gains                         --           (625,472)              --                 --
=================================================================================================================================
    Decrease in net assets resulting from distributions       (546,917,243)      (885,221,850)    (203,850,963)      (343,224,083)
=================================================================================================================================
Share transactions-net:
  Institutional Class                                         (866,713,306)     2,776,520,511     (490,666,843)       156,376,625
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                     249,987,134        171,846,264       34,153,849         34,597,047
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                     (4,906,310)        18,242,840       24,605,763        136,456,690
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                        127,322,434       (695,502,781)     312,188,175        469,909,700
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                 13,628,517       (110,822,387)      (4,900,491)       (10,802,596)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                58,032,587        186,260,377      143,860,829         53,456,001
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                              372,908,747       (409,826,741)    (251,679,308)       471,719,805
=================================================================================================================================
    Net increase (decrease) in net assets resulting from
      share transactions                                       (49,740,197)     1,936,718,083     (232,438,026)     1,311,713,272
=================================================================================================================================
    Net increase (decrease) in net assets                      (49,922,805)     1,937,003,671     (232,438,026)     1,311,713,272
=================================================================================================================================

NET ASSETS:

  Beginning of period                                       19,980,825,412     18,043,821,741    7,899,959,055      6,588,245,783
=================================================================================================================================
  End of period*                                           $19,930,902,607    $19,980,825,412    $7,667,521,029    $7,899,959,055
=================================================================================================================================
* Includes accumulated undistributed net investment
  income                                                   $     2,058,268    $     2,058,268    $     779,248     $      779,248
_________________________________________________________________________________________________________________________________
=================================================================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

For the six months ended February 28, 2007 and the year ended August 31, 2006 (Unaudited)

Short-Term Investments Trust

                                                                                                           GOVERNMENT &
                                                                    TREASURY PORTFOLIO                   AGENCY PORTFOLIO
                                                             --------------------------------    --------------------------------
                                                              FEBRUARY 28,       AUGUST 31,       FEBRUARY 28,       AUGUST 31,
                                                                  2007              2006              2007              2006
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                      $ 135,239,966     $  212,999,652    $  79,526,757     $  117,625,921
---------------------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                         224,810           (152,503)          30,996             97,483
=================================================================================================================================
    Net increase in net assets resulting from operations       135,464,776        212,847,149       79,557,753        117,723,404
=================================================================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                          (55,748,155)       (79,707,716)     (40,405,489)       (56,268,054)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                     (21,570,070)       (32,061,314)     (12,840,636)       (24,157,022)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                     (7,493,324)       (10,237,180)        (634,856)        (1,160,527)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                        (38,874,863)       (73,667,977)     (16,638,627)       (22,175,375)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                 (2,779,475)        (3,292,187)        (482,140)          (482,054)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                (8,732,687)       (13,748,086)      (7,824,985)       (11,101,166)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                                  (41,392)          (285,192)        (700,024)        (2,281,723)
=================================================================================================================================
    Decrease in net assets resulting from distributions       (135,239,966)      (212,999,652)     (79,526,757)      (117,625,921)
=================================================================================================================================
Share transactions-net:
  Institutional Class                                          156,025,912            703,777     (316,819,242)       812,699,419
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                     (75,164,789)      (256,870,746)      56,984,743       (232,324,616)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                     20,591,084         58,898,939      (17,477,067)         1,573,809
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                         73,713,799       (423,088,691)      35,811,695          2,952,181
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                (44,340,830)        56,501,483        2,987,754         17,248,290
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                               (57,756,228)        51,709,221       24,993,558         63,096,684
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                                 (689,271)           985,905      (14,333,120)       (33,288,657)
=================================================================================================================================
    Net increase (decrease) in net assets resulting from
      share transactions                                        72,379,677       (511,160,112)    (227,851,679)       631,957,110
=================================================================================================================================
    Net increase (decrease) in net assets                       72,604,487       (511,312,615)    (227,820,683)       632,054,593
=================================================================================================================================

NET ASSETS:

  Beginning of period                                        5,252,468,099      5,763,780,714    3,371,200,860      2,739,146,267
=================================================================================================================================
  End of period*                                             $5,325,072,586    $5,252,468,099    $3,143,380,177    $3,371,200,860
=================================================================================================================================
* Includes accumulated undistributed net investment income   $     307,718     $      307,718    $     243,783     $      243,783
_________________________________________________________________________________________________________________________________
=================================================================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

For the six months ended February 28, 2007 and the year ended August 31, 2006 (Unaudited)

Short-Term Investments Trust

                                                                       GOVERNMENT
                                                                 TAXADVANTAGE PORTFOLIO
                                                              ----------------------------
                                                              FEBRUARY 28,     AUGUST 31,
                                                                  2007            2006
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $ 7,428,613     $  8,125,913
------------------------------------------------------------------------------------------
  Net realized gain                                                   547              199
==========================================================================================
    Net increase in net assets resulting from operations        7,429,160        8,126,112
==========================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                          (3,542,858)      (3,881,519)
------------------------------------------------------------------------------------------
  Private Investment Class                                     (1,223,681)      (1,968,335)
------------------------------------------------------------------------------------------
  Personal Investment Class                                      (161,164)        (272,300)
------------------------------------------------------------------------------------------
  Cash Management Class                                        (1,129,759)      (1,317,568)
------------------------------------------------------------------------------------------
  Reserve Class                                                  (238,850)         (14,402)
------------------------------------------------------------------------------------------
  Resource Class                                               (1,131,962)        (671,100)
------------------------------------------------------------------------------------------
  Corporate Class                                                    (339)            (689)
==========================================================================================
    Decrease in net assets resulting from distributions        (7,428,613)      (8,125,913)
==========================================================================================
Share transactions-net:
  Institutional Class                                          79,383,499       (2,740,748)
------------------------------------------------------------------------------------------
  Private Investment Class                                    (37,434,759)      19,786,317
------------------------------------------------------------------------------------------
  Personal Investment Class                                       778,693          935,372
------------------------------------------------------------------------------------------
  Cash Management Class                                        59,161,062       (2,403,078)
------------------------------------------------------------------------------------------
  Reserve Class                                                14,689,678          437,737
------------------------------------------------------------------------------------------
  Resource Class                                               54,549,730       18,953,780
------------------------------------------------------------------------------------------
  Corporate Class                                                     342           13,277
==========================================================================================
    Net increase in net assets resulting from share
     transactions                                             171,128,245       34,982,657
==========================================================================================
    Net increase in net assets                                171,128,792       34,982,856
==========================================================================================

NET ASSETS:

  Beginning of period                                         234,271,860      199,289,004
==========================================================================================
  End of period*                                              $405,400,652    $234,271,860
==========================================================================================
* Includes accumulated undistributed net investment income    $     3,895     $      3,895
__________________________________________________________________________________________
==========================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

NOTES TO FINANCIAL STATEMENTS

February 28, 2007
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Short-Term Investments Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers five separate portfolios, (each constituting a "Fund"). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government and Agency Portfolio and Government TaxAdvantage Portfolio (collectively, the "Funds"). Each Fund currently offers multiple classes of shares. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Funds.

    The investment objectives of the Funds are: to provide as high a level of current income as is consistent with the preservation of capital and liquidity for Liquid Assets Portfolio; and to maximize current income consistent with the preservation of capital and the maintenance of liquidity for STIC Prime Portfolio, Treasury Portfolio, Government and Agency Portfolio and Government TaxAdvantage Portfolio.

    The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A. SECURITY VALUATIONS -- The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund's net asset value and, accordingly, they reduce each Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the advisor.

       The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Funds' taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

Short-Term Investments Trust

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. REPURCHASE AGREEMENTS -- The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund's pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to AIM at an annual rate based on each Fund's average daily net assets as follows, respectively:

Liquid Assets Portfolio                                       0.15%
-------------------------------------------------------------------
STIC Prime Portfolio                                          0.15%
-------------------------------------------------------------------
Treasury Portfolio                                            0.15%
-------------------------------------------------------------------
Government and Agency Portfolio                               0.10%
-------------------------------------------------------------------


    Government TaxAdvantage pays an advisory fee to AIM based on the annual rate of the Fund's average net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $250 million                                            0.20%
-------------------------------------------------------------------
Next $250 million                                             0.15%
-------------------------------------------------------------------
Over $500 million                                             0.10%
 __________________________________________________________________
===================================================================


    Through at least June 30, 2007, AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.12% for each Fund based on average daily net assets of such Fund, respectively. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items;
(v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Funds may receive from banks where the Funds or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Funds. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of the fiscal year.

    For the six months ended February 28, 2007, AIM waived and/or reimbursed the following advisory fees and expenses:

                                                        ADVISORY FEES     EXPENSES
                                                           WAIVED        REIMBURSED
-----------------------------------------------------------------------------------
Liquid Assets Portfolio                                  $6,092,604       $    --
-----------------------------------------------------------------------------------
STIC Prime Portfolio                                      2,629,561            --
-----------------------------------------------------------------------------------
Treasury Portfolio                                        1,850,484            --
-----------------------------------------------------------------------------------
Government and Agency Portfolio                             485,415            --
-----------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                           285,766        39,487
-----------------------------------------------------------------------------------

Short-Term Investments Trust


    The Trust has entered into a master administrative services agreement with AIM pursuant to which each Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 28, 2007, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

    The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which each Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 28, 2007, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of each Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

 PRIVATE      PERSONAL       CASH
INVESTMENT   INVESTMENT   MANAGEMENT   RESERVE   RESOURCE   CORPORATE
---------------------------------------------------------------------
  0.50%        0.75%        0.10%       1.00%     0.20%       0.03%
---------------------------------------------------------------------


    Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges that may be paid by any class of shares of each Fund.

    FMC has contractually agreed through at least June 30, 2007, to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate shown below of average daily assets.

                                                  PRIVATE       PERSONAL        CASH
                                                 INVESTMENT    INVESTMENT    MANAGEMENT    RESERVE    RESOURCE    CORPORATE
---------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                             0.30%         0.55%         0.08%       0.87%        N/A         N/A
---------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                                0.30%         0.55%         0.08%       0.87%       0.16%        N/A
---------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                                  0.30%         0.55%         0.08%       0.87%       0.16%        N/A
---------------------------------------------------------------------------------------------------------------------------
Government and Agency Portfolio                     0.30%         0.55%         0.08%       0.87%       0.16%        N/A
---------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                   0.25%         0.55%         0.08%       0.87%       0.16%        N/A
---------------------------------------------------------------------------------------------------------------------------


    Pursuant to the agreement above, for the six months ended February 28, 2007 FMC waived Plan fees of:

                                                  PRIVATE       PERSONAL        CASH
                                                 INVESTMENT    INVESTMENT    MANAGEMENT    RESERVE    RESOURCE    CORPORATE
---------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                          $1,121,381     $ 70,404      $293,694     $24,192        N/A        N/A
---------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                               634,665       320,759       160,602     38,627      80,995        N/A
---------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                                 893,884       327,556       154,171     84,882      70,355        N/A
---------------------------------------------------------------------------------------------------------------------------
Government and Agency Portfolio                    524,968        27,379        65,097     14,502      62,200        N/A
---------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                   62,999         7,079         4,499      7,316       9,158        N/A
---------------------------------------------------------------------------------------------------------------------------


    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or FMC.

Short-Term Investments Trust

NOTE 3--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by each Fund to pay remuneration to each Trustee and Officer of such Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Funds, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

    During the six months ended February 28, 2007, the Funds paid legal fees for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees as shown below. A member of that firm is a Trustee of the Trust.

                                                                LEGAL FEES
--------------------------------------------------------------------------
Liquid Assets Portfolio                                          $40,309
--------------------------------------------------------------------------
STIC Prime Portfolio                                              17,119
--------------------------------------------------------------------------
Treasury Portfolio                                                11,643
--------------------------------------------------------------------------
Government and Agency Portfolio                                    7,714
--------------------------------------------------------------------------
Government TaxAdvantage Portfolio                                  2,379
--------------------------------------------------------------------------

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Funds may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the fund's aggregate borrowings from all sources exceeds 10% of the fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Funds did not borrow or lend under the facility during the six months ended February 28, 2007.

    Additionally, the Funds are permitted to temporarily carry a negative or overdrawn balance in their accounts with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 5--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to each Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds' fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Funds' had capital loss carryforward as of August 31, 2006 which expire as follows:

                                                                  CAPITAL LOSS CARRYFORWARD*
                                                              ----------------------------------
                                                               2011        2013         TOTAL
------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                       $   --    $1,175,778    $1,175,778
------------------------------------------------------------------------------------------------
STIC Prime Portfolio                                           1,014         2,919         3,933
------------------------------------------------------------------------------------------------
Treasury Portfolio                                                --            --            --
------------------------------------------------------------------------------------------------
Government and Agency Portfolio                                   --        24,778        24,778
------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                                 --            --            --
------------------------------------------------------------------------------------------------

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

Short-Term Investments Trust

NOTE 6--SHARE INFORMATION

Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

LIQUID ASSETS PORTFOLIO

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                             SIX MONTHS ENDED                            YEAR ENDED
                                                           FEBRUARY 28, 2007(A)                        AUGUST 31, 2006
                                                   -------------------------------------    -------------------------------------
                                                        SHARES              AMOUNT               SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                               110,793,312,102    $ 110,793,312,102     235,557,317,240    $ 235,557,317,240
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                            9,721,662,777        9,721,662,777      12,809,831,465       12,809,831,465
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                             254,045,683          254,045,683       1,080,146,099        1,080,146,099
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                              15,400,078,103       15,400,078,103      50,246,286,171       50,246,286,171
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                         170,634,958          170,634,958         213,645,752          213,645,752
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                      4,026,911,305        4,026,911,305       8,216,417,009        8,216,417,009
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                     6,309,876,225        6,309,876,225      12,038,432,670       12,038,432,670
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                   209,900,654          209,900,654         308,390,126          308,390,126
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               15,994,462           15,994,462          23,640,815           23,640,815
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                               1,122,234            1,122,234           1,430,778            1,430,778
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  49,648,923           49,648,923          82,949,222           82,949,222
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                             543,174              543,174           2,069,873            2,069,873
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         25,844,936           25,844,936          37,352,491           37,352,491
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                         1,106,530            1,106,530          13,737,375           13,737,375
=================================================================================================================================
Reacquired:
  Institutional Class                              (111,869,926,062)    (111,869,926,062)   (233,089,186,855)    (233,089,186,855)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                           (9,487,670,105)      (9,487,670,105)    (12,661,626,016)     (12,661,626,016)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                            (260,074,227)        (260,074,227)     (1,063,334,037)      (1,063,334,037)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                             (15,322,404,592)     (15,322,404,592)    (51,024,738,174)     (51,024,738,174)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                        (157,549,615)        (157,549,615)       (326,538,012)        (326,538,012)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                     (3,994,723,654)      (3,994,723,654)     (8,067,509,123)      (8,067,509,123)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                    (5,938,074,008)      (5,938,074,008)    (12,461,996,786)     (12,461,996,786)
=================================================================================================================================
                                                        (49,740,197)   $     (49,740,197)      1,936,718,083    $   1,936,718,083
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in aggregate they own 22% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM, and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM, and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
()     In addition, 9% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by AIM.

Short-Term Investments Trust

STIC -- PRIME PORTFOLIO

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                SIX MONTHS ENDED                          YEAR ENDED
                                                              FEBRUARY 28, 2007(A)                      AUGUST 31, 2006
                                                       -----------------------------------    -----------------------------------
                                                           SHARES              AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                   11,747,853,275    $ 11,747,853,275     33,727,337,322    $ 33,727,337,322
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               3,508,504,742       3,508,504,742      6,975,212,707       6,975,212,707
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                              2,188,219,239       2,188,219,239      2,420,656,917       2,420,656,917
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  4,111,842,997       4,111,842,997      7,143,960,542       7,143,960,542
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            335,330,756         335,330,756        668,911,725         668,911,725
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           903,789,556         903,789,556      1,598,272,098       1,598,272,098
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                        2,958,843,808       2,958,843,808      4,332,035,717       4,332,035,717
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                       27,723,858          27,723,858         37,481,766          37,481,766
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                   8,303,019           8,303,019         12,775,508          12,775,508
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                  5,467,049           5,467,049          5,098,789           5,098,789
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                     27,412,156          27,412,156         26,506,712          26,506,712
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                              1,109,306           1,109,306          1,760,454           1,760,454
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                             5,854,289           5,854,289         10,200,599          10,200,599
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                            6,983,590           6,983,590          5,381,192           5,381,192
=================================================================================================================================
Reacquired:
  Institutional Class                                  (12,266,243,976)    (12,266,243,976)   (33,608,442,463)    (33,608,442,463)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                              (3,482,653,912)     (3,482,653,912)    (6,953,391,168)     (6,953,391,168)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                             (2,169,080,525)     (2,169,080,525)    (2,289,299,016)     (2,289,299,016)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                 (3,827,066,978)     (3,827,066,978)    (6,700,557,554)     (6,700,557,554)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           (341,340,553)       (341,340,553)      (681,474,775)       (681,474,775)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                          (765,783,016)       (765,783,016)    (1,555,016,696)     (1,555,016,696)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                       (3,217,506,706)     (3,217,506,706)    (3,865,697,104)     (3,865,697,104)
=================================================================================================================================
                                                          (232,438,026)   $   (232,438,026)     1,311,713,272    $  1,311,713,272
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There is one entity that is record owner of more than 5% of the outstanding shares of the Fund and it owns 15% of the outstanding shares of the Fund. FMC has an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are owned beneficially.
()     In addition, 11% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by AIM.

Short-Term Investments Trust

TREASURY PORTFOLIO


                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                 SIX MONTHS ENDED                         YEAR ENDED
                                                               FEBRUARY 28, 2007(a)                     AUGUST 31, 2006
                                                         ---------------------------------    -----------------------------------
                                                             SHARES            AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                     7,015,559,754    $ 7,015,559,754     11,164,736,779    $ 11,164,736,779
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                6,073,511,108      6,073,511,108     10,087,977,495      10,087,977,495
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                               1,502,385,496      1,502,385,496      2,669,456,601       2,669,456,601
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                   7,787,128,684      7,787,128,684     14,598,028,830      14,598,028,830
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                             498,921,356        498,921,356        776,453,630         776,453,630
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                            974,004,150        974,004,150      2,194,184,327       2,194,184,327
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                               886,996            886,996        509,532,924         509,532,924
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                        15,719,207         15,719,207         19,112,464          19,112,464
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                    3,920,278          3,920,278          5,301,938           5,301,938
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                   6,072,369          6,072,369          7,644,477           7,644,477
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                       6,519,118          6,519,118         11,165,171          11,165,171
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                               2,286,849          2,286,849          2,605,795           2,605,795
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                              5,451,353          5,451,353          7,481,440           7,481,440
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                                45,082             45,082            277,521             277,521
=================================================================================================================================
Reacquired:
  Institutional Class                                    (6,875,253,049)    (6,875,253,049)   (11,183,145,466)    (11,183,145,466)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               (6,152,596,175)    (6,152,596,175)   (10,350,150,179)    (10,350,150,179)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                              (1,487,866,781)    (1,487,866,781)    (2,618,202,139)     (2,618,202,139)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  (7,719,934,003)    (7,719,934,003)   (15,032,282,692)    (15,032,282,692)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            (545,549,035)      (545,549,035)      (722,557,942)       (722,557,942)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         (1,037,211,731)    (1,037,211,731)    (2,149,956,546)     (2,149,956,546)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                            (1,621,349)        (1,621,349)      (508,824,540)       (508,824,540)
=================================================================================================================================
                                                             72,379,677    $    72,379,677       (511,160,112)   $   (511,160,112)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are six entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 53% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Short-Term Investments Trust

GOVERNMENT & AGENCY PORTFOLIO

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                 SIX MONTHS ENDED                         YEAR ENDED
                                                               FEBRUARY 28, 2007(A)                     AUGUST 31, 2006
                                                         ---------------------------------    -----------------------------------
                                                             SHARES            AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                     7,828,926,876    $ 7,828,926,876     16,058,832,080    $ 16,058,832,080
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                1,736,478,483      1,736,478,483      3,687,385,407       3,687,385,407
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                 150,956,503        150,956,503        440,728,475         440,728,475
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                   2,823,881,969      2,823,881,969      4,510,878,505       4,510,878,505
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                              72,201,607         72,201,607        181,101,639         181,101,639
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                            916,016,223        916,016,223      1,873,275,386       1,873,275,386
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                           831,093,099        831,093,099        781,406,999         781,406,999
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                        24,482,146         24,482,146         27,325,587          27,325,587
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                    7,992,076          7,992,076         11,291,023          11,291,023
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                     160,642            160,642            144,526             144,526
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                      15,501,919         15,501,919         19,227,328          19,227,328
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                 364,299            364,299            396,053             396,053
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                              4,631,914          4,631,914          4,870,086           4,870,086
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                               533,119            533,119          1,950,622           1,950,622
=================================================================================================================================
Reacquired:
  Institutional Class                                    (8,170,228,264)    (8,170,228,264)   (15,273,458,248)    (15,273,458,248)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               (1,687,485,816)    (1,687,485,816)    (3,931,001,046)     (3,931,001,046)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                (168,594,212)      (168,594,212)      (439,299,192)       (439,299,192)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  (2,803,572,193)    (2,803,572,193)    (4,527,153,652)     (4,527,153,652)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                             (69,578,152)       (69,578,152)      (164,249,402)       (164,249,402)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           (895,654,579)      (895,654,579)    (1,815,048,788)     (1,815,048,788)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                          (845,959,338)      (845,959,338)      (816,646,278)       (816,646,278)
=================================================================================================================================
                                                           (227,851,679)   $  (227,851,679)       631,957,110    $    631,957,110
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are six entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 42% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Short-Term Investments Trust

GOVERNMENT TAXADVANTAGE PORTFOLIO

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                        YEAR ENDED
                                                                 FEBRUARY 28, 2007(A)                    AUGUST 31, 2006
                                                           ---------------------------------    ---------------------------------
                                                               SHARES            AMOUNT             SHARES            AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                       1,486,383,010    $ 1,486,383,010     1,709,809,863    $ 1,709,809,863
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                    147,694,154        147,694,154       310,455,808        310,455,808
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                    15,954,807         15,954,807        33,847,841         33,847,841
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                       123,872,168        123,872,168       202,464,002        202,464,002
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                33,859,847         33,859,847         4,641,062          4,641,062
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                               90,602,936         90,602,936        33,886,629         33,886,629
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                               13,619             13,619           274,396            274,396
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                           2,410,191          2,410,191         2,492,496          2,492,496
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                        371,716            371,716           634,380            634,380
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                         4,929              4,929             7,586              7,586
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                           926,487            926,487         1,290,496          1,290,496
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                     3,468              3,468             6,631              6,631
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                  658,900            658,900           354,912            354,912
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                                  342                342               590                590
=================================================================================================================================
Reacquired:
  Institutional Class                                      (1,409,409,702)    (1,409,409,702)   (1,715,043,107)    (1,715,043,107)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                   (185,500,629)      (185,500,629)     (291,303,871)      (291,303,871)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                   (15,181,043)       (15,181,043)      (32,920,055)       (32,920,055)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                       (65,637,593)       (65,637,593)     (206,157,576)      (206,157,576)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                               (19,173,637)       (19,173,637)       (4,209,956)        (4,209,956)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                              (36,712,106)       (36,712,106)      (15,287,761)       (15,287,761)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                              (13,619)           (13,619)         (261,709)          (261,709)
=================================================================================================================================
                                                              171,128,245    $   171,128,245        34,982,657    $    34,982,657
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are three entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 78% of the outstanding shares of the Fund. ADI has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
()     In addition, 9% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other funds that are also advised by AIM.
(b)  Corporate Class shares commenced sales on February 23, 2006.

NOTE 7--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on each Fund's financial statements and currently intends for the Funds to adopt FIN 48 provisions during the fiscal year ending August 31, 2008.

Short-Term Investments Trust


NOTE 8--FINANCIAL HIGHLIGHTS

LIQUID ASSETS PORTFOLIO

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                     RESERVE CLASS
                                                      ---------------------------------------------------------------------------
                                                      SIX MONTHS ENDED                      YEAR ENDED AUGUST 31,
                                                        FEBRUARY 28,         ----------------------------------------------------
                                                            2007              2006        2005       2004       2003       2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $  1.00            $  1.00    $   1.00    $  1.00    $  1.00    $  1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.02               0.05        0.02      0.002      0.005       0.01
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                          0.00              (0.01)       0.00     (0.000)     0.000       0.00
=================================================================================================================================
    Total from investment operations                         0.02               0.04        0.02      0.002      0.005       0.01
=================================================================================================================================
Less distributions:
  Dividends from net investment income                      (0.02)             (0.04)      (0.02)    (0.002)    (0.005)     (0.01)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                        --              (0.00)         --         --         --         --
=================================================================================================================================
    Total distributions                                     (0.02)             (0.04)      (0.02)    (0.002)    (0.005)     (0.01)
=================================================================================================================================
Net asset value, end of period                            $  1.00            $  1.00    $   1.00    $  1.00    $  1.00    $  1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                              2.19%              3.66%       1.61%      0.17%      0.45%      1.34%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                  $31,052            $17,424    $128,244    $64,942    $57,082    $51,279
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements             0.99%(b)           0.99%       0.99%      0.99%      0.98%      0.91%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements          1.18%(b)           1.18%       1.19%      1.18%      1.17%      1.19%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average net assets         4.37%(b)           3.63%       1.57%      0.17%      0.47%      1.32%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $37,526,597.

STIC PRIME PORTFOLIO

                                                                                    RESERVE CLASS
                                                    -----------------------------------------------------------------------------
                                                    SIX MONTHS ENDED                       YEAR ENDED AUGUST 31,
                                                      FEBRUARY 28,         ------------------------------------------------------
                                                          2007              2006       2005        2004        2003        2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $  1.00            $  1.00    $  1.00    $   1.00    $   1.00    $   1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                    0.02               0.04       0.02       0.001       0.004        0.01
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                          --                 --         --      (0.000)         --       (0.00)
=================================================================================================================================
    Total from investment operations                       0.02               0.04       0.02       0.001       0.004        0.01
=================================================================================================================================
Less dividends from net investment income                 (0.02)             (0.04)     (0.02)     (0.001)     (0.004)      (0.01)
=================================================================================================================================
Net asset value, end of period                          $  1.00            $  1.00    $  1.00    $   1.00    $   1.00    $   1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                            2.19%              3.69%      1.63%       0.15%       0.40%       1.19%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                $50,991            $55,892    $66,695    $108,319    $103,681    $146,505
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements           0.99%(b)           0.99%      0.99%       0.99%       0.97%       0.90%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                         1.19%(b)           1.19%      1.19%       1.19%       1.18%       1.14%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average net
  assets                                                   4.38%(b)           3.66%      1.61%       0.14%       0.41%       1.25%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $59,918,980.

Short-Term Investments Trust

TREASURY PORTFOLIO

                                                                                    RESERVE CLASS
                                                    -----------------------------------------------------------------------------
                                                    SIX MONTHS ENDED                       YEAR ENDED AUGUST 31,
                                                      FEBRUARY 28,         ------------------------------------------------------
                                                          2007               2006       2005       2004        2003        2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $  1.00            $   1.00    $  1.00    $  1.00    $   1.00    $   1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                    0.02                0.03       0.01      0.002       0.004        0.01
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                        0.00                0.00       0.00      0.000      (0.000)       0.00
=================================================================================================================================
    Total from investment operations                       0.02                0.03       0.01      0.002       0.004        0.01
=================================================================================================================================
Less distributions:
  Dividends from net investment income                    (0.02)              (0.03)     (0.01)    (0.002)     (0.004)      (0.01)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                      --                  --      (0.00)    (0.000)         --          --
=================================================================================================================================
    Total distributions                                   (0.02)              (0.03)     (0.01)    (0.002)     (0.004)      (0.01)
=================================================================================================================================
Net asset value, end of period                          $  1.00            $   1.00    $  1.00    $  1.00    $   1.00    $   1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                            2.13%               3.47%      1.48%      0.11%       0.41%       1.26%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                $89,366            $133,700    $77,702    $79,975    $119,660    $162,819
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements           0.99%(b)            0.99%      0.99%      0.98%       0.97%       0.90%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                         1.19%(b)            1.20%      1.20%      1.19%       1.19%       1.15%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average net
  assets                                                   4.25%(b)            3.40%      1.46%      0.09%       0.41%       1.22%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $131,670,561.

GOVERNMENT & AGENCY PORTFOLIO

                                                                                      RESERVE CLASS
                                                         ------------------------------------------------------------------------
                                                         SIX MONTHS ENDED                     YEAR ENDED AUGUST 31,
                                                           FEBRUARY 28,         -------------------------------------------------
                                                               2007              2006       2005      2004       2003       2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $  1.00            $  1.00    $ 1.00    $  1.00    $  1.00    $ 1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                         0.02               0.04      0.02      0.002      0.004      0.01
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 0.00               0.00     (0.00)    (0.000)     0.000      0.00
=================================================================================================================================
    Total from investment operations                            0.02               0.04      0.02      0.002      0.004      0.01
=================================================================================================================================
Less dividends from net investment income                      (0.02)             (0.04)    (0.02)    (0.002)    (0.004)    (0.01)
=================================================================================================================================
Net asset value, end of period                               $  1.00            $  1.00    $ 1.00    $  1.00    $  1.00    $ 1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                                 2.16%              3.59%     1.56%      0.15%      0.43%     1.27%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                     $24,877            $21,889    $4,640    $ 2,839    $ 4,166    $7,882
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                0.99%(b)           0.99%     0.99%      0.99%      0.98%     0.92%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements             1.15%(b)           1.16%     1.17%      1.15%      1.15%     1.15%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average net assets            4.32%(b)           3.58%     1.55%      0.16%      0.42%     1.21%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $22,495,661.

Short-Term Investments Trust

GOVERNMENT TAXADVANTAGE PORTFOLIO

                                                                                      RESERVE CLASS
                                                          ---------------------------------------------------------------------
                                                                                                                  JUNE 23, 2003
                                                                                                                   (DATE SALES
                                                          SIX MONTHS ENDED           YEAR ENDED AUGUST 31,        COMMENCED) TO
                                                            FEBRUARY 28,         -----------------------------     AUGUST 31,
                                                                2007              2006       2005       2004          2003
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  1.00            $ 1.00     $ 1.00     $  1.00       $  1.00
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.02              0.03       0.01       0.002(a)      0.004
-------------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)         0.00              0.00       0.00       0.000         0.000
===============================================================================================================================
    Total from investment operations                             0.02              0.03       0.01       0.002         0.004
===============================================================================================================================
Less distributions:
  Dividends from net investment income                          (0.02)            (0.03)     (0.01)     (0.002)       (0.004)
-------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                            --                --         --      (0.000)       (0.000)
===============================================================================================================================
    Total distributions                                         (0.02)            (0.03)     (0.01)     (0.002)       (0.004)
===============================================================================================================================
Net asset value, end of period                                $  1.00            $ 1.00     $ 1.00     $  1.00       $  1.00
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(b)                                                  2.12%             3.51%      1.50%       0.15%         0.44%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $15,127            $  438     $    0     $     1       $15,794
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 0.99%(c)          0.99%      0.99%       0.92%         0.93%(d)
-------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              1.34%(c)          1.37%      1.41%       1.33%         1.32%(d)
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of net investment income to average net assets             4.23%(c)          3.44%      1.53%       0.18%         0.41%(d)
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $11,348,294.
(d)  Annualized.

Short-Term Investments Trust


NOTE 9--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

PENDING LITIGATION AND REGULATORY INQUIRIES

    On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the AMVESCAP defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

Short-Term Investments Trust

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Karen Dunn Kelley                             11 Greenway Plaza
                                  President and Principal                       Suite 100
Frank S. Bayley                   Executive Officer                             Houston, TX 77046-1173
James T. Bunch                    Philip A. Taylor                              INVESTMENT ADVISOR
                                  Executive Vice President                      A I M Advisors, Inc.
Bruce L. Crockett                                                               11 Greenway Plaza
Chair                             Todd L. Spillane                              Suite 100
                                  Chief Compliance Officer                      Houston, TX 77046-1173
Albert R. Dowden
                                  Russell C. Burk                               TRANSFER AGENT
Jack M. Fields                    Senior Vice President and Senior Officer      AIM Investment Services, Inc.
                                                                                P.O. Box 4739
Martin L. Flanagan                John M. Zerr                                  Houston, TX 77210-4739
                                  Senior Vice President, Secretary and Chief
Carl Frischling                   Legal Officer                                 CUSTODIAN
                                                                                The Bank of New York
Robert H. Graham                  Sidney M. Dilgren                             2 Hanson Place
Vice Chair                        Vice President, Treasurer                     Brooklyn, NY 11217-1431
                                  and Principal Financial Officer
Prema Mathai-Davis                                                              COUNSEL TO THE FUND
                                  Lisa O. Brinkley                              Ballard Spahr
Lewis F. Pennock                  Vice President                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street, 51st Floor
Ruth H. Quigley                   Kevin M. Carome                               Philadelphia, PA 19103-7599
                                  Vice President
Larry Soll                                                                      COUNSEL TO THE INDEPENDENT TRUSTEES
                                  Patrick J.P. Farmer                           Kramer, Levin, Naftalis & Frankel LLP
Raymond Stickel, Jr.              Vice President                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714
Philip A. Taylor                  Stephen M. Johnson
                                  Vice President                                DISTRIBUTOR
                                                                                Fund Management Company
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. Shareholders can look up the Fund's Form N-Q filings on the SEC Web site, sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02729 and 002-58287.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2006, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. This information is also available on the SEC Web site, sec.gov.

AIMinvestments.com               STIT-SAR-7              Fund Management Company

                                                         [AIM INVESTMENTS LOGO]
                                                        --REGISTERED TRADEMARK--

                                                                  RESOURCE CLASS
                                             SHORT-TERM INVESTMENTS TRUST (STIT)
                                                         Liquid Assets Portfolio
                                                            STIC Prime Portfolio
                                                              Treasury Portfolio
                                                   Government & Agency Portfolio
                                               Government TaxAdvantage Portfolio

                                                               FEBRUARY 28, 2007
                                                               SEMIANNUAL REPORT

 Unless otherwise stated, information presented in this report is as of February
   28, 2007, and is based on total net assets. Unless otherwise stated, all data presented in this report are from A I M Management Group Inc.

                               [COVER IMAGE]
 SEMI
ANNUAL

INSIDE THIS REPORT
Letter to Shareholders .....................      1
Fund Data ..................................      2
Fund Objectives and Strategies .............      2
Fund Composition by Maturity ...............      3
Letter from Independent
Chairman of Board of Trustees ..............      4
Calculating Your Ongoing Fund Expenses .....      5
Approval of Investment Advisory Agreement...      6
Schedule of Investments ....................    F-1
Financial Statements .......................   F-23
Notes to Financial Statements ..............   F-29
Financial Highlights .......................   F-38
Trustees and Officers ......................   F-42

                                                          [AIM INVESTMENTS LOGO]
                                                        - REGISTERED TRADEMARK -

Short-Term Investments Trust

                                               Dear Shareholders:

                                               We are pleased to present this report on the performance of the Resource Class of the Short-Term Investments Trust, part of AIM Cash Management, for the six months ended February 28, 2007. Thank you for investing with us.

 [KELLEY
   PHOTO]                                        Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for enhanced yields, each Fund continued to provide competitive returns and maintain a relatively short maturity structure.

Karen Dunn Kelley                                Each Fund also continued to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. Fund ratings are subject to change and are based on several factors including an analysis of the Fund's overall credit quality, market price exposure and management.


MARKET CONDITIONS AFFECTING MONEY MARKET FUNDS

Short term interest rates were little changed during the six-month reporting period ended February 28, 2007.(1) During the reporting period, the U.S. Federal Reserve Board (the Fed) kept its federal funds target rate unchanged at 5.25% at five consecutive meetings -- following 17 consecutive increases from June 2004 to June 2006.(2) In its January 31, 2007, statement, the Fed said that some inflation risks persist and that future target interest rate actions would depend on incoming economic data.(2)

  The economy continued to expand, albeit modestly, during the reporting period. Gross domestic product, the broadest measure of economic activity, grew at an annualized rate of 2.0% in the third quarter of 2006 and 2.5% in the fourth quarter.(3) While softness in the residential real estate market and weakness in the manufacturing sector weighed on the economy, they failed to slow it down significantly.

  Economic uncertainty contributed to an inverted yield curve throughout the reporting period -- meaning that short-term Treasuries generally yielded more than long-term Treasuries, a reversal of the norm.(1) An inverted yield curve traditionally is an indicator of a forthcoming recession. However, declining oil prices, a generally positive stock market and strong corporate earnings provided support for the economy. At the close of the reporting period, three-month Treasury securities yielded 5.13% while 30-year Treasury bonds yielded 4.67%.(1)

IN CONCLUSION

All of us at AIM Investments are committed to the goals of safety, liquidity and yield in money market fund management. We are also dedicated to excellence in customer service. Should you have questions about this report or your account, please contact one of our Cash Management representatives at 800-659-1005.

Sincerely,

/S/ KAREN DUNN KELLEY

Karen Dunn Kelley
President, Fund Management Company

April 16, 2007

Sources: (1) Lehman Brothers Inc.; (2) US. Federal Reserve Board; (3) Bureau of Economic Analysis

The views and opinions expressed in this letter are those of A 1 M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market ana economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but AIM Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Short-Term Investments Trust

================================================================================

FUND DATA

RESOURCE CLASS DATA AS OF 2/28/07
FUND                                       YIELDS                WEIGHTED AVERAGE MATURITY    TOTAL NET ASSETS

                                      7-Day SEC Yield                          At Close
                                      Less Fee Waivers           Range During     of
                            7-Day     and/or Expense    Monthly  Reporting     Reporting
                          SEC Yield*   Reimbursements   Yield*     Period       Period
Liquid Assets               5.05%          4.99%         5.04%    30-44 days    38 days      $    1.14  billion

STIC Prime                  5.09           4.98          5.08     12-18 days    14 days          469.18 million

Treasury                    4.97           4.85          4.96     12-37 days    19 days          295.13 million

Government & Agency         5.03           4.95          5.03     21-41 days    28 days          318.83 million

Government TaxAdvantage     4.98           4.69          4.95     14-43 days    26 days           80.40 million

Performance quoted is past performance and cannot guarantee comparable future results; current performance may be tower or higher. Please visit
AIM investments.com for the most recent month-end performance. Investment returns will vary. Monthly returns represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses.

* Had certain fees not been waived and/or certain expenses reimbursed currently or in the past, performance would have been lower.

================================================================================

================================================================================

FUND OBJECTIVES AND STRATEGIES

LIQUID ASSETS PORTFOLIO                                           GOVERNMENT & AGENCY PORTFOLIO

Liquid Assets Portfolio seeks to provide as high a level of       Government & Agency Portfolio seeks to maximize current income current income as is consistent with the preservation of capital  consistent with the preservation of capital and the maintenance of
and liquidity.                                                    liquidity.

   The Fund invests primarily in short-term money market             The Fund invests in direct obligations of the U.S. Treasury and
instruments that blend top-tie, high quality U.S.                 other securities issued or guaranteed as to payment of principal
dollar-denominated obligations, which include commercial paper,   and interest by the U.S. government or by its agencies or
certificates of deposit, master and promissory notes, municipal   instrumentalities, as well as repurchase agreements secured by
securities and repurchase agreements.                             such obligations. Securities purchased by the portfolio have maturities of 397 days or less.
STIC PRIME PORTFOLIO
                                                                  GOVERNMENT TAXADVANTAGE PORTFOLIO
STIC Prime Portfolio seeks to maximize current income consistent
with the preservation of capital and the maintenance of           Government TaxAdvantage Portfolio seeks to maximize current income
liquidity.                                                        consistent with the preservation of capital and the maintenance of liquidity.
   The Fund invests in high quality U.S. dollar-denominated
commercial paper and other commercial instruments with               The Fund may invest in direct obligations of the U.S. Treasury
maturities of 60 days or less, including certificates of          and in U.S. government agency securities with maturities of 397
deposit, repurchase agreements and master notes.                  days or less. This is intended to provide shareholders with dividends exempt from state and local income taxes in some
TREASURY PORTFOLIO                                                jurisdictions. Investors residing in states with state income tax may find it more profitable to invest in this Fund than in a fund
Treasury Portfolio seeks to maximize current income consistent    not designed to comply with state tax considerations. This does
with the preservation of capital and the maintenance of           not constitute tax advice. Please consult your tax advisor for
liquidity.                                                        your particular situation.

   The Fund invests in direct obligations of the U.S. Treasury and repurchase agreements backed by Treasury obligations.
Securities purchased by the Fund have maturities of 397 days or less.

================================================================================

Short-Term Investment Trust

========================================================  ============================
Fund Composition by Maturity                              Fund Composition by Maturity
In days, as of 2/28/07                                    In days, as of  2/28/07
--------------------------------------------------------  ----------------------------
         Liquid                Government    Government   STIC Prime Portfolio
         Assets     Treasury    & Agency    TaxAdvantage  ----------------------------
        Portfolio*  Portfolio  Portfolio**   Portfolio**  1-7                    49.2%
--------------------------------------------------------  ----------------------------
1-7       52.9%       78.7%       79.1%         72.2%     8-14                   12.8
--------------------------------------------------------  ----------------------------
8-30      16.4         0.0         7.4           7.4      15-21                  11.7
--------------------------------------------------------  ----------------------------
31-90     17.5        10.2         3.0          12.7      22-28                  12.3
--------------------------------------------------------  ----------------------------
91-180     9.3        11.1         2.5           2.5      29-35                   4.9
--------------------------------------------------------  ----------------------------
181+       3.9         0.0         8.0           5.2      36-42                   2.5
                                                          43-60                   6.6

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

* The Fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities. The Fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. The risks of investing in foreign securities and securities which carry foreign credit exposure include decreased publicly available information about issuers, inconsistent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities may also be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions.

** Treasury securities are guaranteed as to timely payment of principal and interest if held to maturity. Many securities purchased by the Fund are not guaranteed by the U.S. government.

================================================================================

================================================================================

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

================================================================================

================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

================================================================================

Short-Term Investments Trust

                    Dear Fellow AIM Fund Shareholders:

                    Your AIM Funds Board started 2007 committed to continue working with management at A I M Advisors, Inc. (AIM) with the goal of improving performance and lowering shareholder expenses for the AIM Funds.

[CROCKETT PHOTO]       The progress made to date is encouraging. Following the
                    general trends of global equity markets and the U.S. stock market, the asset-weighted absolute performance for all the money market, equity and fixed-income AIM Funds improved for the one-year period ended December 31, 2006, as compared to the one-year period ended December 31, 2005, and the one-year period ended December 31, 2004.1*

Bruce L. Crockett      In November, your Board approved, subject to shareholder
                    vote, four more AIM Fund consolidations. As always, these decisions were made to benefit existing shareholders and were driven by a desire to improve the merged funds' performance, attract new assets and reduce costs. The asset class subcommittees of your Board's Investments Committee are meeting frequently with portfolio managers to identify how performance might be further improved.

                       On the expense side, both AMVESCAP, the parent company of
                    AIM, and AIM continue to take advantage of opportunities for operational consolidation, outsourcing and new technologies to improve cost efficiencies for your benefit. Your Board, for example, takes advantage of effective software solutions that enable us to save money through electronic information sharing. Additional cost-saving steps are underway. I'll report more on these steps once they're completed.

                       Another major Board initiative for early 2007 is the
                    revision of the AIM Funds' proxy voting guidelines, a project begun by a special Board task force late last year. We expect to have new procedures in place for the 2007 spring proxy season that will improve the ability of the AIM Funds to cast votes that are in the best interests of all fund shareholders.

                       While your Board recognizes that additional work lies
                    ahead, we are gratified that some key external sources have recognized changes at AIM and the AIM Funds in the past two years. An article in the November 21, 2006, issue of Morningstar Report (Morningstar, Inc. is a leading provider of independent mutual fund investment research) included a review of AIM's progress, highlighting lower expenses, stronger investment teams and an improved sales culture, as well as areas for continued improvement. I'm looking forward to a return visit to Morningstar this year to review AIM Funds' performance and governance ratings.

                       Your Board thanks Mark Williamson, former President and
                    CEO of AIM Investments, who retired from your Board in 2006. He has been succeeded on your Board by Phil Taylor, President of AIM Funds. We extend a warm welcome to Phil.

                       I'd like to hear from you. Please write to me at AIM
                    Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046. Let me know your thoughts on how your Board is doing and how we might serve you better.

                    Sincerely,

                    /S/ BRUCE L. CROCKETT

                    Bruce L. Crockett
                    Independent Chair
                    AIM Funds Board

                    April 16, 2007

                    Sources: *A I M Management Group Inc. and Lipper Inc.

                    1 Past performance is no guarantee of future results. Please visit AIMinvestments.com for the most recent month-end performance for all AIM funds.

Short-Term Investments Trust

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      together with the amount you invested, to       The hypothetical account values and
                                             estimate the expenses that you paid over     expenses may not be used to estimate the
As a shareholder in the Resource Class, you  the period. Simply divide your account       actual ending account balance or expenses
incur ongoing costs, including management    value by $1,000 (for example, an $8,600      you paid for the period. You may use this
fees, distribution and/or service (12b-l)    account value divided by $1,000 = 8.6),      information to compare the ongoing costs
fees and other Fund expenses. This example   then multiply the result by the number in    of investing in the Fund and other funds.
is intended to help you understand your      the table under the heading entitled         To do so, compare this 5% hypothetical
ongoing costs (in dollars) of investing in   "Actual Expenses Paid During Period" to      example with the 5% hypothetical examples
the Funds and compare these costs with       estimate the expenses you paid on your       that appear in the shareholder reports of
ongoing costs of investing in other mutual   account during this period.                  the other funds.
funds. The example is based on an
investment of $1,000 invested at the         HYPOTHETICAL EXAMPLE FOR COMPARISON             Please note that the expenses shown in
beginning of the period and held for the     PURPOSES                                     the table are meant to highlight your
entire period September 1, 2006, through                                                  ongoing costs only. Therefore, the
February 28, 2007.                           The table below also provides information    hypothetical information is useful in
                                             about hypothetical account values and        comparing ongoing costs only, and will not
ACTUAL EXPENSES                              hypothetical expenses based on the Fund's    help you determine the relative total
                                             actual expense ratio and an assumed rate of  costs of owning different funds.
The table below provides information about   return of 5% per year before expenses,
actual account values and actual expenses.   which is not the Fund's actual return.
You may use the information in this table,

================================================================================

                                                   ACTUAL                         HYPOTHETICAL
                                                                    (5% annual return before expenses)
                           Beginning        Ending       Expenses        Ending      Expenses   Annualized
                         Account Value  Account Value  Paid During  Account Value  Paid During   Expense
         Fund              (9/1/06)      (2/28/07)(1)    Period(2)     (2/28/07)     Period(2)    Ratio
Liquid Assets             $ 1,000.00      $1,025.30        $1.61      $1,023.21       $1.61       0.32%
STIC Prime                  1,000.00       1,025.50         1.41       1,023.41        1.40       0.28
Treasury                    1,000.00       1,024.90         1.41       1,023.41        1.40       0.28
Government & Agency         1,000.00       1,025.20         1.41       1,023.41        1.40       0.28
Government TaxAdvantage     1,000.00       1,024.80         1.41       1,023.41        1.40       0.28

(l) The actual ending account value is based on the actual total return of the Fund for the period September 1, 2006, through February 28, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

================================================================================

Short-Term Investments Trust

Approval of Investment Advisory Agreement

The Board of Trustees (the "Board")        Agreement was appropriate and that AIM     Fund's portfolio management team at this
of Short-Term Investments Trust (the       currently is providing services in         time. Although the independent written
'Trust") oversees the management of each   accordance with the terms of the           evaluation of the Fund's Senior Officer
series portfolio of the Trust (each, a     Advisory Agreement.                        (discussed below) only considered Fund
"Fund") and, as required by law,                                                      performance through the most recent
determines annually whether to approve     o The quality of services to be provided   calendar year, the Board also reviewed
the continuance of each Fund's advisory    by AIM. The Board reviewed the             more recent Fund performance, which did
agreement with A I M Advisors, Inc.        credentials and experience of the          not change their conclusions.
("AM"). Based upon the recommendation of   officers and employees of AIM who will
the Investments Committee of the Board,    provide investment advisory services to    o The performance of the Fund relative
at a meeting on June 27, 2006, the         the Fund. In reviewing the                 to indices. The Board reviewed the
Board, including all of the independent    qualifications of AIM to provide           performance of the Fund during the past
trustees, approved the continuance of      investment advisory services, the Board    one, three and five calendar years
the advisory agreement (the "Advisory      considered such issues as AIM's port       against the performance of the Lipper
Agreement") between each Fund and AIM      folio and product review process, AIM's    Institutional US Government Money Market
for another year, effective July 1,        legal and compliance function, AIM's use   Index. The Board noted that the Fund's
2006.                                      of technology, AIM's portfolio             performance was comparable to the
                                           administration function and the quality    performance of such Index for the one
   The Board considered the factors        of AIM's investment research. Based on     and five year periods and above such
discussed below in evaluating the          the review of these and other factors,     Index for the three year period. Based
fairness and reasonableness of each        the Board concluded that the quality of    on this review and after taking account
Fund's Advisory Agreement at the meeting   services to be provided by AIM was         of all of the other factors that the
on June 27, 2006 and as part of the        appropriate and that AIM currently is      Board considered in determining whether
Board's ongoing oversight of each Fund.    providing satisfactory services in         to continue the Advisory Agreement for
In their deliberations, the Board and      accordance with the terms of the           the Fund, the Board concluded that no
the independent trustees did not           Advisory Agreement.                        changes should be made to the Fund and
identify any particular factor that was                                               that it was not necessary to change the
controlling, and each trustee attributed   o Meetings with the Fund's portfolio       Fund's portfolio management team at
different weights to the various           managers and investment personnel. With    this time. Although the independent
factors.                                   respect to the Fund, the Board is          written evaluation of the Fund's Senior
                                           meeting periodically with such Fund's      Officer (discussed below) only
   One responsibility of the independent   portfolio managers and/or other            considered Fund performance through the
Senior Officer of the Funds is to manage   investment personnel and believes that     most recent calendar year, the Board
the process by which the Funds' proposed   such individuals are competent and able    also reviewed more recent Fund
management fees are negotiated to ensure   to continue to carry out their             performance, which did not change their
that they are negotiated in a manner       responsibilities under the Advisory        conclusions.
which is at arms' length and reasonable.   Agreement
To that end, the Senior Officer must                                                  o Fees relative to those of clients of
either supervise a competitive bidding     o Overall performance of AIM. The Board    AIM with comparable investment
process or prepare an independent          considered the overall performance of      strategies. The Board reviewed the
written evaluation. The Senior Officer     AIM in providing investment advisory and   effective advisory fee rate (before
has recommended an independent written     portfolio administrative services to the   waivers) for the Fund under the Advisory
evaluation in lieu of a competitive        Fund and concluded that such performance   Agreement The Board noted that this rate
bidding process and, upon the direction    was satisfactory.                          was below the effective advisory fee
of the Board, has prepared such an                                                    rates (before waivers) for two mutual
independent written evaluation. Such       o Independent written evaluation and       funds advised by AIM with investment
written evaluation also considered         recommendations of the Fund's Senior       strategies comparable to those of the
certain of the factors discussed below.    Officer. The Board noted that, upon        Fund (one of which has an "all-in" fee
                                           their direction, the Senior Officer of     structure whereby AIM pays all of the
   The discussion below serves as a        the Fund, who is independent of AIM and    fund's ordinary operating expenses). The
summary of the Senior Officer's            AIM's affiliates, had prepared an          Board noted that AIM has agreed to waive
independent written evaluation, as well    independent written evaluation in order    fees and/or limit expenses of the Fund,
as a discussion of the material factors    to assist the Board in determining the     as discussed below. Based on this
and the conclusions with respect thereto   reasonableness of the proposed             review, the Board concluded that the
that formed the basis for the Board's      management fees of the AIM Funds,          advisory tee rate for the Fund under the
approval of each Fund's Advisory           including the Fund. The Board noted that   Advisory Agreement was fair and
Agreement. After consideration of all of   the Senior Officer's written evaluation    reasonable.
the factors below and based on its         had been relied upon by the Board in
informed business judgment, the Board      this regard in lieu of a competitive       o Fees relative to those of comparable
determined that each Fund's Advisory       bidding process. In determining whether    funds with other advisors. The Board
Agreement is in the best interests of      to continue the Advisory Agreement for     reviewed the advisory fee rate for the
the Fund and its shareholders and that     the Fund, the Board considered the         Fund under the Advisory Agreement. The
the compensation to AIM under each         Senior Officer's written evaluation.       Board compared effective contractual
Fund's Advisory Agreement is fair and                                                 advisory fee rates at a common asset
reasonable and would have been obtained    FUND-SPECIFIC FACTORS WITH SEPARATE        level at the end of the past calendar
through arm's length negotiations.         CONCLUSIONS                                year and noted that the Fund's rate was
                                                                                      below the median rate of the funds
   Unless otherwise stated, information    The Board considered the following         advised by other advisors with
presented below is as of June 27, 2006     fund-specific factors separately for       investment strategies comparable to
and does not reflect any changes that      each Fund, and reached separate            those of the Fund that the Board
may have occurred since June 27, 2006,     conclusions for each Fund, which           reviewed. The Board noted that AIM has
including but not limited to changes to    conclusions are set forth below.           agreed to waive fees and/or limit
each Fund's performance, advisory fees,                                               expenses of the Fund, as discussed
expense limitations and/or fee waivers.    Government & Agency Portfolio              below. Based on this review, the Board
                                                                                      concluded that the advisory fee rate for
FUND-SPECIFIC FACTORS WITH THE SAME        o The performance of the Fund relative     the Fund under the Advisory Agreement
CONCLUSIONS                                to comparable funds. The Board reviewed    was fair and reasonable.
                                           the performance of the Fund during the
The Board considered the following         past one, three and five calendar years    o Expense limitations and fee waivers.
fund-specific factors separately for       against the performance of funds advised   The Board noted that AIM has
each Fund, and reached the same            by other advisors with investment          contractually agreed to waive fees
conclusions for each Fund, which           strategies comparable to those of the      and/or limit expenses of the Fund in an
conclusions are set forth below.           Fund. The Board noted that the Fund's      amount necessary to limit total annual
                                           performance in such periods was above      operating expenses to a specified
o The nature and extent of the advisory    the median performance of such             percentage of average daily net assets
services to be provided by AIM. The        comparable funds. Based on this review     for each class of the Fund. The Board
Board reviewed the services to be          and after taking account of all of the     considered the contractual nature of
provided by AIM under the Advisory         other factors that the Board considered    this fee waiver/expense limitation and
Agreement. Based on such review, the       in determining whether to continue the     noted that it remains in effect until
Board concluded that the range of          Advisory Agreement for the Fund, the       June 30, 2007.
services to be provided by AIM under the   Board concluded that no changes should
Advisory                                   be made to the Fund and that it was not
                                           necessary to change the
                                                                                                                   (continued)

Short-Term Investments Trust

The Board considered the effect this fee   o Fees relative to those of clients of     cash and cash collateral from securities
waiver/expense limitation would have on    AIM with comparable investment             lending arrangements, if any
the Fund's estimated expenses and          strategies. The Board reviewed the         (collectively, "cash balances") of the
concluded that the levels of fee           effective advisory fee rate (before        Fund may be invested in money market
waivers/expense limitations for the Fund   waivers) for the Fund under the Advisory   funds advised by AIM pursuant to the
were fair and reasonable.                  Agreement. The Board noted that this       terms of an SEC exemptive order. The
                                           rate was below the effective advisory      Board found that the Fund may realize
o Breakpoints and economies of scale.      fee rate (before waivers) for a mutual     certain benefits upon investing cash
The Board reviewed the structure of the    fund advised by AIM with investment        balances in AIM advised money market
Fund's advisory fee under the Advisory     strategies comparable to those of the      funds, including a higher net return,
Agreement, noting that it does not         Fund (which has an "all-in" fee            increased liquidity, increased
include any breakpoints. The Board         structure whereby AIM pays all of the      diversification or decreased transaction
considered whether it would be             fund's ordinary operating expenses) and    costs. The Board also found that the
appropriate to add advisory fee            above the effective advisory fee rate      Fund will not receive reduced services
breakpoints for the Fund or whether, due   (before waivers) for a second mutual       if it invests its cash balances in such
to the nature of the Fund and the          fund advised by AIM with investment        money market funds. The Board noted
advisory fee structures of comparable      strategies comparable to those of the      that, to the extent the Fund invests
funds, it was reasonable to structure      Fund. The Board noted that AIM has         uninvested cash in affiliated money
the advisory fee without breakpoints.      agreed to waive fees and/or limit          market funds, AIM has voluntarily agreed
Based on this review, the Board            expenses of the Fund, as discussed         to waive a portion of the advisory fees
concluded that it was not necessary to     below. Based on this review, the Board     it receives from the Fund attributable
add advisory fee breakpoints to the        concluded that the advisory fee rate for   to such investment. The Board further
Fund's advisory fee schedule. The Board    the Fund under the Advisory Agreement      determined that the proposed securities
reviewed the level of the Fund's           was fair and reasonable.                   lending program and related procedures
advisory fees, and noted that such fees,                                              with respect to the lending Fund is in
as a percentage of the Fund's net          o Fees relative to those of comparable     the best interests of the lending Fund
assets, would remain constant under the    funds with other advisors. The Board       and its respective shareholders. The
Advisory Agreement because the Advisory    reviewed the advisory fee rate for the     Board therefore concluded that the
Agreement does not include any             Fund under the Advisory Agreement. The     investment of cash collateral received
breakpoints. The Board concluded that      Board compared effective contractual       in connection with the securities
the Fund's fee levels under the Advisory   advisory fee rates at a common asset       lending program in the money market
Agreement therefore would not reflect      level at the end of the past calendar      funds according to the procedures is in
economies of scale.                        year and noted that the Fund's rate was    the best interests of the lending Fund
                                           below the median rate of the funds         and its respective shareholders.
o Investments in affiliated money market   advised by other advisors with
funds. Not applicable because the Fund     investment strategies comparable to        Liquid Assets Portfolio
does not invest in affiliated money        those of the Fund that the Board
market funds.                              reviewed. The Board noted that AIM has     o The performance of the Fund relative
                                           agreed to waive fees and/or limit          to comparable funds. The Board reviewed
GOVERNMENT TAXADVANTAGE PORTFOLIO          expenses of the Fund, as discussed         the performance of the Fund during the
                                           below. Based on this review, the Board     past one, three and five calendar years
o The performance of the Fund relative to  concluded that the advisory fee rate for   against the performance of funds advised
comparable funds. The Board reviewed the   the Fund under the Advisory Agreement      by other advisors with investment
performance of the Fund during the past    was fair and reasonable.                   strategies comparable to those of the
one, three and five calendar years                                                    Fund. The Board noted that the Fund's
against the performance of funds advised   o Expense limitations and fee waivers.     performance in such periods was above
by other advisors with investment          The Board noted that AIM has               the median performance of such
strategies comparable to those of the      contractually agreed to waive fees         comparable funds. Based on this review
Fund. The Board noted that the Fund's      and/or limit expenses of the Fund in an    and after taking account of all of the
performance in such periods was above      amount necessary to limit total annual     other factors that the Board considered
the median performance of such             operating expenses to a specified          in determining whether to continue the
comparable funds. Based on this review     percentage of average daily net assets     Advisory Agreement for the Fund, the
and after taking account of all of the     for each class of the Fund. The Board      Board concluded that no changes should
other factors that the Board considered    considered the contractual nature of       be made to the Fund and that it was not
in determining whether to continue the     this fee waiver/expense limitation and     necessary to change the Fund's portfolio
Advisory Agreement for the Fund, the       noted that it remains in effect until      management team at this time. Although
Board concluded that no changes should     June 30, 2007. The Board considered the    the independent written evaluation of
be made to the Fund and that it was not    effect this fee waiver/expense             the Fund's Senior Officer (discussed
necessary to change the Fund's portfolio   limitation would have on the Fund's        below) only considered Fund performance
management team at this time. Although     estimated expenses and concluded that      through the most recent calendar year,
the independent written evaluation of      the levels of fee waivers/expense          the Board also reviewed more recent Fund
the Fund's Senior Officer (discussed       limitations for the Fund were fair and     performance, which did not change their
below) only considered Fund performance    reasonable.                                conclusions.
through the most recent calendar year,
the Board also reviewed more recent Fund   o Breakpoints and economies of scale.      o The performance of the Fund relative to
performance, which did not change their    The Board reviewed the structure of the    indices. The Board reviewed the
conclusions.                               Fund's advisory fee under the Advisory     performance of the Fund during the past
                                           Agreement, noting that it includes two     one, three and five calendar years
o The performance of the Fund relative     breakpoints. The Board reviewed the        against the performance of the Lipper
to indices. The Board reviewed the         level of the Fund's advisory fees, and     Institutional Money Market Index. The
performance of the Fund during the past    noted that such fees, as a percentage of   Board noted that the Fund's performance
one, three and five calendar years         the Fund's net assets, have decreased as   in such periods was comparable to the
against the performance of the Lipper      net assets increased because the           performance of such Index. Based on this
Institutional US Government Money Market   Advisory Agreement includes breakpoints.   review and after taking account of all
Index. The Board noted that the Fund's     The Board noted that, due to the Fund's    of the other factors that the Board
performance in such periods was            asset levels at the end of the past        considered in determining whether to
comparable to the performance of such      calendar year and the way in which the     continue the Advisory Agreement for the
Index. Based on this review and after      advisory fee breakpoints have been         Fund, the Board concluded that no
taking account of all of the other         structured, the Fund has yet to fully      changes should be made to the Fund and
factors that the Board considered in       benefit from the breakpoints. The Board    that it was not necessary to change the
determining whether to continue the        concluded that the Fund's fee levels       Fund's portfolio management team at this
Advisory Agreement for the Fund, the       under the Advisory Agreement therefore     time. Although the independent written
Board concluded that no changes should     reflect economies of scale and that it     evaluation of the Fund's Senior Officer
be made to the Fund and that it was not    was not necessary to change the advisory   (discussed below) only considered Fund
necessary to change the Fund's portfolio   fee breakpoints in the Fund's advisory
management team at this time. Although     fee schedule.
the independent written evaluation of
the Fund's Senior Officer (discussed       o Investments in affiliated money market
below) only considered Fund performance    funds. The Board also look into account
through the most recent calendar year,     the fact that uninvested
the Board also reviewed more recent Fund
performance, which did not change their
conclusions.

                                                                                                                   (continued)

Short-Term Investments Trust

performance through the most recent        o Investments in affiliated money market   other advisors with investment
calendar year, the Board also reviewed     funds. Not applicable because the Fund     strategies comparable to those of the
more recent Fund performance, which did    does not invest in affiliated money        Fund that the Board reviewed. The Board
not change their conclusions.              market funds.                              noted that AIM has agreed to waive fees
                                                                                      and/or limit expenses of the Fund, as
o Fees relative to those of clients of     STIC Prime Portfolio                       discussed below. Based on this review,
AIM with comparable investment                                                        the Board concluded that the advisory
strategies. The Board reviewed the         o The performance of the Fund relative     fee rate for the Fund under the Advisory
effective advisory fee rate (before        to comparable funds. The Board reviewed    Agreement was fair and reasonable.
waivers) for the Fund under the Advisory   the performance of the Fund during the
Agreement. The Board noted that this       past one, three and five calendar years    o Expense limitations and fee waives.
rate was (i) the same as the effective     against the performance of funds advised   The Board noted that AIM has
advisory fee rate (before waivers) for a   by other advisors with investment          contractually agreed to waive fees
mutual fund advised by AIM with            strategies comparable to those of the      and/or limit expenses of the Fund in an
investment strategies comparable to        Fund. The Board noted that the Fund's      amount necessary to limit total annual
those of the Fund; and (ii) above the      performance in such periods was above      operating expenses to a specified
effective fee rates (before waivers) for   the median performance of such             percentage of average daily net assets
three collective trust funds sub-advised   comparable funds. Based on this review     for each class of the Fund. The Board
by an AIM affiliate with investment        and after taking account of all of the     considered the contractual nature of
strategies comparable to these of the      other factors that the Board considered    this fee waiver/expense limitation and
Fund. The Board noted that AIM has         in determining whether to continue the     noted that it remains in effect until
agreed to waive fees and/or limit          Advisory Agreement for the Fund, the       June 30, 2007. The Board considered the
expenses of the Fund, as discussed         Board concluded that no changes should     effect this fee waiver/expense
below. Based on this review, the Board     be made to the Fund and that it was not    limitation would have on the Fund's
concluded that the advisory fee rate for   necessary to change the Fund's portfolio   estimated expenses and concluded that
the Fund under the Advisory Agreement      management team at this lime. Although     the levels of fee waivers/expense
was fair and reasonable.                   the independent written evaluation of      limitations for the Fund were fair and
                                           the Fund's Senior Officer (discussed       reasonable.
o Fees relative to those of comparable     below) only considered Fund performance
funds with other advisors. The Board       through the most recent calendar year,     o Breakpoints and economies of scale.
reviewed the advisory fee rate for the     the Board also reviewed more recent Fund   The Board reviewed the structure of the
Fund under the Advisory Agreement. The     performance, which did not change their    Fund's advisory fee under the Advisory
Board compared effective contractual       conclusions.                               Agreement, noting that it does not
advisory fee rates at a common asset                                                  include any breakpoints. The Board
level at the end of the past calendar      o The performance of the Fund relative     considered whether it would be
year and noted that the Fund's rate was    to indices. The Board reviewed the         appropriate to add advisory fee
below the median rate of the funds         performance of the Fund during the past    breakpoints for the Fund or whether, due
advised by other advisors with             one, three and five calendar years         to the nature of the Fund and the
investment strategies comparable to        against the performance of the Lipper      advisory fee structures of comparable
those of the Fund that the Board           Institutional Money Market Fund Index.     funds, it was reasonable to structure
reviewed. The Board noted that AIM has     The Board noted that the Fund's            the advisory fee without breakpoints.
agreed to waive fees and/or limit          performance in such periods was            Based on this review, the Board
expenses of the Fund, as discussed         comparable to the performance of such      concluded that it was not necessary to
below. Based on this review, the Board     Index. Based on this review and after      add advisory fee breakpoints to the
concluded that the advisory fee rate for   taking account of all of the other         Fund's advisory fee schedule. The Board
the Fund under the Advisory Agreement      factors that the Board considered in       reviewed the level of the Fund's
was fair and reasonable.                   determining whether to continue the        advisory fees, and noted that such fees,
                                           Advisory Agreement for the Fund, the       as a percent age of the Fund's net
o Expense limitations and fee waives.      Board concluded that no changes should     assets, would remain constant under the
The Board noted that AIM has               be made to the Fund and that it was not    Advisory Agreement because the Advisory
contractually agreed to waive fees         necessary to change the Fund's portfolio   Agreement does not include any
and/or limit expenses of the Fund in an    management team at this time. Although     breakpoints. The Board concluded that
amount necessary to limit total annual     the independent written evaluation of      the Fund's fee levels under the Advisory
operating expenses to a specified          the Fund's Senior Officer (discussed       Agreement therefore would not reflect
percentage of average daily net assets     below) only considered Fund performance    economies of scale.
for each class of the Fund. The Board      through the most recent calendar year,
considered the contractual nature of       the Board also reviewed more recent Fund   o Investments in affiliated money market
this fee waiver/expense limitation and     performance, which did not change their    funds. Not applicable because the Fund
noted that it remains in effect until      conclusions.                               does not invest in affiliated money
June 30, 2007. The Board considered the                                               market funds.
effect this fee waiver/expense             o Fees relative to those of clients of
limitation would have on the Fund's        AIM with comparable investment             Treasury Portfolio
estimated expenses and concluded that      strategies. The Board reviewed the
the levels of fee waivers/expense          effective advisory fee rate (before        o The performance of the Fund relative
limitations for the Fund were fair and     waivers) for the Fund under the Advisory   to comparable funds. The Board reviewed
reasonable.                                Agreement. The Board noted that this       the performance of the Fund during the
                                           rate was (i) the same as the effective     past one, three and five calendar years
o Breakpoints and economies of scale.      advisory fee rate (before waivers) for a   against the performance of funds advised
The Board reviewed the structure of the    mutual fund advised by AIM with            by other advisors with investment
Fund's advisory fee under the Advisory     investment strategies comparable to        strategies comparable to those of the
Agreement, noting that it does not         those of the Fund; and (ii) above the      Fund. The Board noted that the Fund's
include any breakpoints. The Board         effective fee rates (before waivers) for   performance in such periods was above
considered whether it would be             three collective trust funds sub-advised   the median performance of such
appropriate to add advisory fee            by an AIM affiliate with investment        comparable funds. Based on this review
breakpoints for the Fund or whether, due   strategies comparable to those of the      and after taking account of all of the
to the nature of the Fund and the          Fund. The Board noted that AIM has         other factors that the Board considered
advisory fee structures of comparable      agreed to waive fees and/or limit          in determining whether to continue the
funds, it was reasonable to structure      expenses of the Fund, as discussed         Advisory Agreement for the Fund, the
the advisory fee without breakpoints.      below. Based on this review, the Board     Board concluded that no changes should
Based on this review, the Board            concluded that the advisory fee rate for   be made to the Fund and that it was not
concluded that it was not necessary to     the Fund under the Advisory Agreement      necessary to change the Fund's portfolio
add advisory fee breakpoints to the        was fair and reasonable.                   management team at this time. Although
Fund's advisory fee schedule. The Board                                               the independent written evaluation of
reviewed the level of the Fund's           o Fees relative to those of comparable     the Fund's Senior Officer (discussed
advisory fees, and noted that such fees,   funds with other advisors. The Board       below) only considered Fund performance
as a percent age of the Fund's net         reviewed the advisory fee rate for the     through the most recent calendar year,
assets, would remain constant under the    Fund under the Advisory Agreement. The     the Board also reviewed more recent Fund
Advisory Agreement because the Advisory    Board compared effective contractual       performance, which did not change their
Agreement does not include any             advisory fee rates at a common asset       conclusions.
breakpoints. The Board concluded that      level at the end of the past calendar
the Fund's fee levels under the Advisory   year and noted that the Fund's rate was
Agreement therefore would not reflect      comparable to the median rate of the
economies of scale.                        funds advised by

                                                                                                                         (continued)

Short-Term Investments Trust

o The performance of the Fund                      The Board reviewed the level of the       o AIM's financial soundness in light
relative to indices. The Board                     Fund's advisory fees, and noted that      of the Fund's needs. The Board
reviewed the performance of the                    such fees, as a percentage of the         considered whether AIM is
Fund during the past one, three and                Fund's net assets, would remain           financially sound and has the
five calendar years against the                    constant under the Advisory               resources necessary to perform its
performance of the Lipper                          Agreement because the Advisory            obligations under the Advisory
Institutional US Treasury Money                    Agreement does not include any            Agreement, and concluded that AIM
Market Index. The Board noted that                 breakpoints. The Board concluded          has the financial resources necessary
the Fund's performance was                         that the Fund's fee levels under the      to fulfill its obligations under the
comparable to the performance of                   Advisory Agreement therefore would        Advisory Agreement.
such Index for the one year period                 not reflect economies of scale.
and above such Index for the three                                                           o Historical relationship between the
and five year periods. Based on this               o Investments in affiliated money         Fund and AIM. In determining
review and after taking account of all             market funds. The Board also took         whether to continue the Advisory
of the other factors that the Board                into account the fact that uninvested     Agreement for the Fund, the Board
considered in determining whether to               cash and cash collateral from             also considered the prior relationship
continue the Advisory Agreement for                securities lending arrangements, if       between AIM and the Fund, as well
the Fund, the Board concluded that                 any (collectively, "cash balances") of    as the Board's knowledge of AIM'S
no changes should be made to the                   the Fund may be invested in money         operations, and concluded that it was
Fund and that it was not necessary to              market funds advised by AIM               beneficial to maintain the current
change the Fund's portfolio                        pursuant to the terms of an SEC           relationship, in part, because of such
management team at this time.                      exemptive order. The Board found          knowledge. The Board also reviewed
Although the independent written                   that the Fund may realize certain         the general nature of the non-
evaluation of the Fund's Senior                    benefits upon investing cash              investment advisory services
Officer (discussed below) only                     balances in AIM advised money             currently performed by AIM and its
considered Fund performance                        market funds, including a higher net      affiliates, such as administrative,
through the most recent calendar                   return, increased liquidity, increased    transfer agency and distribution
year, the Board also reviewed more                 diversification or decreased              services, and the fees received by
recent Fund performance, which did                 transaction costs. The Board also         AIM and its affiliates for performing
not change their conclusions.                      found that the Fund will not receive      such services. In addition to
                                                   reduced services if it invests its cash   reviewing such services, the trustees
o Fees relative to those of clients of             balances in such money market             also considered the organizational
AIM with comparable investment                     funds. The Board noted that, to the       structure employed by AIM and its
strategies. The Board noted that AIM               extent the Fund invests uninvested        affiliates to provide those services.
does not serve as an advisor to other              cash in affiliated money market           Based on the review of these and
mutual funds or other clients with                 funds, AIM has voluntarily agreed to      other factors, the Board concluded
investment strategies comparable to                waive a portion of the advisory fees      that AIM and its affiliates were
those of the Fund.                                 it receives from the Fund attributable    qualified to continue to provide non-
                                                   to such investment. The Board             investment advisory services to the
o Fees relative to those of                        further determined that the proposed      Fund, including administrative,
comparable funds with other                        securities lending program and            transfer agency and distribution
advisors. The Board reviewed the                   related procedures with respect to the    services, and that AIM and its
advisory fee rate for the Fund under               lending Fund is in the best interests     affiliates currently are providing
the Advisory Agreement. The Board                  of the lending Fund and its               satisfactory non-investment advisory
compared effective contractual                     respective shareholders. The Board        services.
advisory fee rates at a common asset               therefore concluded that the
level at the end of the past calendar              investment of cash collateral             o Other factors and current trends.
year and noted that the Fund's rate                received in connection with the           The Board considered the steps that
was below the median rate of the                   securities lending program in the         AIM and its affiliates have taken
funds advised by other advisors with               money market funds according to the       over the last several years, and
investment strategies comparable to                procedures is in the best interests of    continue to take, in order to improve
those of the Fund that the Board                   the lending Fund and its respective       the quality and efficiency of the
reviewed. The Board noted that AIM                 shareholders.                             services they provide to the Funds
has agreed to waive fees and/or limit                                                        in the areas of investment
expenses of the Fund, as discussed                 GLOBAL FACTORS                            performance, product line
below. Based on this review, the                                                             diversification, distribution, fund
Board concluded that the advisory                  The Board considered the following        operations, shareholder services and
fee rate for the Fund under the                    global factors for each Fund and          compliance. The Board concluded
Advisory Agreement was fair and                    reached the same conclusions for          that these steps taken by AIM have
reasonable.                                        each Fund, which conclusions are set      improved, and are likely to continue
                                                   forth below.                              to improve, the quality and
o Expense limitations and fee                                                                efficiency of the services AIM and
waivers. The Board noted that AIM                  o Profitability of AIM and its            its affiliates provide to the Fund in
has contractually agreed to waive                  affiliates. The Board reviewed            each of these areas, and support the
fees and/or limit expenses of the                  information concerning the                Board's approval of the continuance
Fund in an amount necessary to                     profitability of AIM's (and its           of the Advisory Agreement for the
limit total annual operating                       affiliates') investment advisory and      Fund.
expenses to a specified percentage                 other activities and its financial
of average daily net assets for each               condition. The Board considered the
class of the Fund. The Board                       overall profitability of AIM, as well
considered the contractual nature of               as the profitability of AIM in
this fee waiver/expense limitation                 connection with managing the Fund.
and noted that it remains in effect                The Board noted that AIM's
until June 30, 2007. The Board                     operations remain profitable,
considered the effect this fee                     although increased expenses in
waiver/expense limitation would                    recent years have reduced AIM's
have on the Fund's estimated                       profitability. Based on the review of
expenses and concluded that the                    the profitability of AIM's and its
levels of fee waivers/expense                      affiliates' investment advisory and
limitations for the Fund were fair                 other activities and its financial
and reasonable.                                    condition, the Board concluded that
                                                   the compensation to be paid by the
o Breakpoints and economies of                     Fund to AIM under its Advisory
scale. The Board  reviewed the                     Agreement was not excessive.
structure of the Fund's advisory fee
under the Advisory Agreement, noting               o Benefits of soft dollars to AIM.
that it does not include any                       The Board considered the benefits
breakpoints. The Board considered                  realized by AIM as a result of broker
whether it would be appropriate to                 age transactions executed through
add advisory fee breakpoints for                   "soft dollar" arrangements. Under
the Fund or whether, due to the                    these arrangements, brokerage
nature of the Fund and the advisory                commissions paid by other funds
fee structures of comparable funds,                advised by AIM are used to pay for
it was reasonable to structure the                 research and execution services. This
advisory fee without breakpoints.                  research may be used by AIM in
Based on this review, the Board                    making investment decisions for the
concluded that it was not necessary                Fund. The Board concluded that
to add advisory fee breakpoints to                 such arrangements were appropriate.
the Fund's advisory fee schedule.

Short-Term Investments Trust

LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS

February 28, 2007
(Unaudited)

                                                              PRINCIPAL
                                                               AMOUNT
                                                MATURITY        (000)           VALUE
------------------------------------------------------------------------------------------
COMMERCIAL PAPER-33.16%(A)

ASSET-BACKED SECURITIES-COMMERCIAL
 LOANS/LEASES-2.73%


Amstel Funding Corp.
 (Acquired 12/01/06;
 Cost $156,874,148)
 5.16%(b)(c)                                     05/29/07     $161,005     $   158,951,113
------------------------------------------------------------------------------------------
 (Acquired 02/23/07;
 Cost $101,937,225)
 5.19%(b)(c)                                     08/24/07      104,622         101,967,391
------------------------------------------------------------------------------------------
 (Acquired 12/01/06;
 Cost $148,013,167)
 5.24%(b)(c)                                     03/05/07      150,000         149,912,667
------------------------------------------------------------------------------------------
Atlantis One Funding Corp.
 (Acquired 11/10/06;
 Cost $97,390,583)
 5.19%(b)(c)                                     05/10/07      100,000          98,990,833
------------------------------------------------------------------------------------------
 (Acquired 11/07/06;
 Cost $34,067,176)
 5.19%(b)(c)                                     05/18/07       35,037          34,643,009
==========================================================================================
                                                                               544,465,013
==========================================================================================



ASSET-BACKED SECURITIES-FULLY SUPPORTED
 BANK-5.90%


Concord Minutemen Capital Co., LLC- Series A
 (Multi CEP's-Liberty Hampshire Co., LLC;
 agent) (Acquired 02/02/07;
 Cost $48,692,778)
 5.20%(b)                                        08/02/07       50,000          48,887,778
------------------------------------------------------------------------------------------
 (Acquired 01/10/07;
 Cost $100,016,861)
 5.21%(b)                                        06/08/07      102,206         100,741,644
------------------------------------------------------------------------------------------
 (Acquired 10/20/06;
 Cost $47,738,339)
 5.22%(b)                                        04/19/07       49,025          48,676,677
------------------------------------------------------------------------------------------
 (Acquired 09/19/06;
 Cost $156,252,977)
 5.25%(b)                                        03/23/07      160,589         160,073,365
------------------------------------------------------------------------------------------
Crown Point Capital Co., LLC-
 Series A (Multi CEP's-Liberty Hampshire Co.,
 LLC; agent) (Acquired 10/13/06;
 Cost $97,493,903)
 5.22%(b)                                        04/04/07      100,000          99,507,472
------------------------------------------------------------------------------------------
 (Acquired 02/21/07;
 Cost $99,604,750)
 5.27%(b)                                        03/20/07      100,000          99,721,861
------------------------------------------------------------------------------------------
Govco Inc.
 (Multi CEP's-Government sponsored entities)
 (Acquired 09/19/06;
 Cost $34,237,565)
 5.25%(b)                                        03/16/07       35,150          35,073,109
------------------------------------------------------------------------------------------
Legacy Capital Co., LLC
 Series A (Multi CEP's-Liberty Hampshire Co.,
 LLC; agent) (Acquired 02/02/07;
 Cost $99,590,111)
 5.27%(b)                                        03/02/07      100,000          99,985,361
------------------------------------------------------------------------------------------

                                                              PRINCIPAL
                                                               AMOUNT
                                                MATURITY        (000)           VALUE
------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-FULLY SUPPORTED BANK-(CONTINUED)

Lexington Parker Capital Co., LLC
 (Multi CEP's-Liberty Hampshire Co., LLC;
 agent)
 (Acquired 12/05/06;
 Cost $99,187,000)
 5.18%(b)                                        04/10/07     $100,000     $    99,424,445
------------------------------------------------------------------------------------------
 (Acquired 01/23/07;
 Cost $136,339,778)
 5.20%(b)                                        07/25/07      140,000         137,047,556
------------------------------------------------------------------------------------------
 (Acquired 01/10/07;
 Cost $122,843,125)
 5.22%(b)                                        05/11/07      125,000         123,713,125
------------------------------------------------------------------------------------------
Long Lane Master Trust IV
 Series A (CEP-Bank of America, N.A.)
 (Acquired 12/07/06;
 Cost $97,026,831)
 5.25%(b)                                        03/07/07       98,316          98,230,055
------------------------------------------------------------------------------------------
Variable Funding Capital Co. LLC
 (CEP-Wachovia Bank, N.A.)
 (Acquired 02/08/07;
 Cost $24,868,250)
 5.27%(b)                                        03/16/07       25,000          24,945,104
==========================================================================================
                                                                             1,176,027,552
==========================================================================================


ASSET-BACKED SECURITIES-MULTI-PURPOSE-2.75%


Amsterdam Funding Corp.
 (Acquired 11/07/06;
 Cost $48,736,111)
 5.20%(b)                                        05/01/07       50,000          49,559,444
------------------------------------------------------------------------------------------
 (Acquired 11/07/06;
 Cost $48,728,889)
 5.20%(b)                                        05/02/07       50,000          49,552,222
------------------------------------------------------------------------------------------
 (Acquired 11/07/06;
 Cost $48,721,667)
 5.20%(b)                                        05/03/07       50,000          49,545,000
------------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust

                                                              PRINCIPAL
                                                               AMOUNT
                                                MATURITY        (000)           VALUE
------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

Atlantic Asset Securitization LLC
 (Acquired 09/20/06;
 Cost $50,615,759)
 5.24%(b)                                        03/20/07     $ 51,984     $    51,840,373
------------------------------------------------------------------------------------------
 (Acquired 02/12/07;
 Cost $197,829,974)
 5.27%(b)                                        03/12/07      198,615         198,295,175
------------------------------------------------------------------------------------------
Sheffield Receivables Corp.
 (Acquired 01/30/07;
 Cost $149,319,292)
 5.27%(b)                                        03/02/07      150,000         149,978,042
==========================================================================================
                                                                               548,770,256
==========================================================================================



ASSET-BACKED SECURITIES-SECURITY INVESTMENT
 VEHICLES-15.83%


Aquifer Funding Ltd./LLC
 (Acquired 02/06/07;
 Cost $248,975,278)
 5.27%(b)                                        03/06/07      250,000         249,817,014
------------------------------------------------------------------------------------------
 (Acquired 02/07/07;
 Cost $199,180,222)
 5.27%(b)                                        03/07/07      200,000         199,824,333
------------------------------------------------------------------------------------------
Beta Finance Corp./Inc.
 (Acquired 10/20/06;
 Cost $30,168,425)
 5.22%(b)(c)                                     04/23/07       31,000          30,761,765
------------------------------------------------------------------------------------------
Grampian Funding Ltd./LLC
 (Acquired 12/13/06;
 Cost $14,614,777)
 5.17%(b)(c)                                     06/11/07       15,000          14,780,488
------------------------------------------------------------------------------------------
 (Acquired 12/08/06;
 Cost $122,173,455)
 5.19%(b)(c)                                     05/14/07      125,000         123,667,743
------------------------------------------------------------------------------------------
 (Acquired 11/20/06;
 Cost $98,225,917)
 5.24%(b)(c)                                     03/22/07      100,000          99,694,625
------------------------------------------------------------------------------------------
Grenadier Funding Ltd./Corp.
 (Acquired 02/08/07;
 Cost $100,011,860)
 5.25%(b)                                        05/08/07      101,327         100,322,174
------------------------------------------------------------------------------------------
 (Acquired 02/14/07;
 Cost $132,454,075)
 5.25%(b)                                        05/14/07      134,176         132,728,017
------------------------------------------------------------------------------------------
 (Acquired 02/06/07;
 Cost $135,076,828)
 5.26%(b)                                        04/25/07      136,634         135,535,994
------------------------------------------------------------------------------------------
Liberty Harbour CDO Ltd./Inc.
 (Acquired 02/01/07;
 Cost $98,932,375)
 5.27%(b)                                        04/16/07      100,000          99,327,250
------------------------------------------------------------------------------------------
 (Acquired 02/06/07;
 Cost $129,199,200)
 5.28%(b)                                        03/22/07      130,000         129,599,600
------------------------------------------------------------------------------------------

                                                              PRINCIPAL
                                                               AMOUNT
                                                MATURITY        (000)           VALUE
------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-SECURITY INVESTMENT
  VEHICLES-(CONTINUED)

Liberty Harbour II CDO Ltd./Inc.
 (Acquired 02/27/07;
 Cost $99,633,333)
 5.28%(b)                                        03/26/07     $100,000     $    99,633,333
------------------------------------------------------------------------------------------
 (Acquired 02/27/07;
 Cost $149,098,854)
 5.28%(b)                                        04/11/07      150,000         149,098,854
------------------------------------------------------------------------------------------
 (Acquired 02/27/07;
 Cost $149,076,000)
 5.28%(b)                                        04/12/07      150,000         149,076,000
------------------------------------------------------------------------------------------
 (Acquired 02/27/07;
 Cost $79,788,000)
 5.30%(b)                                        03/19/07       80,000          79,788,000
------------------------------------------------------------------------------------------
Scaldis Capital Ltd./LLC
 (Acquired 02/22/07;
 Cost $176,122,275)
 5.21%(b)(c)                                     07/25/07      180,000         176,200,350
------------------------------------------------------------------------------------------
Sigma Finance Inc.
 (Acquired 12/06/06;
 Cost $97,411,556)
 5.12%(b)(c)                                     06/06/07      100,000          98,620,445
------------------------------------------------------------------------------------------
 (Acquired 11/16/06;
 Cost $70,138,400)
 5.20%(b)(c)                                     05/14/07       72,000          71,230,400
------------------------------------------------------------------------------------------
Solitaire Funding Ltd./LLC
 (Acquired 01/03/07;
 Cost $98,688,750)
 5.25%(b)(c)                                     04/05/07      100,000          99,490,069
------------------------------------------------------------------------------------------
 (Acquired 01/22/07;
 Cost $197,348,361)
 5.25%(b)(c)                                     04/23/07      200,000         198,455,639
------------------------------------------------------------------------------------------
Tierra Alta Funding I, Ltd./Corp.
 (Acquired 02/08/07;
 Cost $149,231,458)
 5.27%(b)                                        03/15/07      150,000         149,692,583
------------------------------------------------------------------------------------------
 (Acquired 02/21/07;
 Cost $49,787,736)
 5.27%(b)                                        03/22/07       50,000          49,846,292
------------------------------------------------------------------------------------------
 (Acquired 02/07/07;
 Cost $75,365,266)
 5.28%(b)                                        03/01/07       75,609          75,609,000
------------------------------------------------------------------------------------------
 (Acquired 02/12/07;
 Cost $134,307,656)
 5.28%(b)                                        03/20/07      135,000         134,624,156
------------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust

                                                              PRINCIPAL
                                                               AMOUNT
                                                MATURITY        (000)           VALUE
------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-SECURITY INVESTMENT
  VEHICLES-(CONTINUED)

Zenith Funding Ltd./Corp.
 (Acquired 02/22/07;
 Cost $306,328,036)
 5.25%(b)                                        05/23/07     $310,238     $   306,482,828
==========================================================================================
                                                                             3,153,906,952
==========================================================================================


DIVERSIFIED BANKS-3.77%

CALYON North America Inc.
 5.23%(c)                                        03/14/07      100,000          99,811,229
------------------------------------------------------------------------------------------
 5.24%(c)                                        03/01/07      110,000         110,000,000
------------------------------------------------------------------------------------------
HBOS Treasury Services PLC
 5.20%(c)                                        07/23/07      150,000         146,883,000
------------------------------------------------------------------------------------------
 5.22%(c)                                        03/13/07      100,000          99,826,000
------------------------------------------------------------------------------------------
Societe Generale North America
 5.12%(c)                                        08/03/07      100,000          97,797,709
------------------------------------------------------------------------------------------
 5.18%(c)                                        06/13/07      200,000         197,007,111
==========================================================================================
                                                                               751,325,049
==========================================================================================


REGIONAL BANKS-2.18%

Bank of Ireland
 (Acquired 12/07/06;
 Cost $92,930,267)
 5.16%(b)(c)                                     05/08/07       95,000          94,074,067
------------------------------------------------------------------------------------------
 (Acquired 11/28/06;
 Cost $73,697,500)
 5.21%(b)(c)                                     03/30/07       75,000          74,685,229
------------------------------------------------------------------------------------------
Banque et Caisse d'Epargne de l'Etat
 (Acquired 02/02/07;
 Cost $19,910,272)
 5.21%(c)                                        03/05/07       20,000          19,988,422
------------------------------------------------------------------------------------------
Danske Corp.
 5.20%(c)                                        08/13/07      150,000         146,425,000
------------------------------------------------------------------------------------------
Northern Rock PLC
 (Acquired 11/07/06;
 Cost $98,251,667)
 5.25%(b)(c)                                     03/07/07      100,000          99,912,584
==========================================================================================
                                                                               435,085,302
==========================================================================================
 Total Commercial Paper (Cost $6,609,580,124)                                6,609,580,124
==========================================================================================


CERTIFICATES OF DEPOSIT-10.87%

Barclays Bank PLC (United Kingdom)
 5.13%(c)                                        03/26/07      100,000         100,000,000
------------------------------------------------------------------------------------------
 5.32%(c)                                        04/27/07      100,000         100,000,000
------------------------------------------------------------------------------------------
 5.34%(c)                                        05/08/07       99,000          99,000,000
------------------------------------------------------------------------------------------
Barclays Bank PLC 5.45%                          06/12/07      102,000         102,000,000
------------------------------------------------------------------------------------------
CALYON
 5.29%                                           03/06/07      150,000         150,000,000
------------------------------------------------------------------------------------------
 5.37%(d)                                        11/09/07      190,000         190,000,000
------------------------------------------------------------------------------------------

                                                              PRINCIPAL
                                                               AMOUNT
                                                MATURITY        (000)           VALUE
------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT-(CONTINUED)

CALYON (United Kingdom)
 5.35%(c)                                        05/07/07     $100,000     $   100,000,000
------------------------------------------------------------------------------------------
Credit Agricole S.A. (United Kingdom)
 5.36%(c)                                        04/23/07      185,000         185,000,000
------------------------------------------------------------------------------------------
Deutsche Bank
 5.35%                                           08/06/07      100,000         100,000,000
------------------------------------------------------------------------------------------
 5.40%                                           12/12/07      150,000         150,000,000
------------------------------------------------------------------------------------------
 5.40%                                           01/09/08       90,000          90,000,000
------------------------------------------------------------------------------------------
Deutsche Bank (United Kingdom)
 5.34%(c)                                        07/23/07      150,000         150,000,000
------------------------------------------------------------------------------------------
HBOS Treasury Services PLC
 5.20%                                           03/30/07      105,000         105,000,000
------------------------------------------------------------------------------------------
 5.31%                                           04/19/07       50,000          50,000,000
------------------------------------------------------------------------------------------
 5.32%                                           07/25/07       45,000          45,000,000
------------------------------------------------------------------------------------------
 5.42%                                           06/08/07      100,000         100,000,000
------------------------------------------------------------------------------------------
Lloyds TSB Bank PLC 5.30%                        10/09/07      100,000         100,000,000
------------------------------------------------------------------------------------------
Societe Generale S.A. (United Kingdom)
 5.26%(c)                                        04/20/07       50,000          50,000,000
------------------------------------------------------------------------------------------
 5.29%(c)                                        06/12/07      100,000         100,000,000
------------------------------------------------------------------------------------------
 5.30%(c)                                        10/09/07      100,000         100,000,000
==========================================================================================
 Total Certificates of Deposit (Cost
 $2,166,000,000)                                                             2,166,000,000
==========================================================================================

VARIABLE RATE DEMAND NOTES-8.60%(D)(E)

INSURED-1.94%(F)


Aerospace Corp.; Series 2006, Taxable Bonds
 (INS-Financial Guaranty Insurance Co.)
 5.31%(g)                                        06/01/36       25,000          25,000,000
------------------------------------------------------------------------------------------
Baptist Health System of South Florida;
 Series 1995 A Taxable RB (INS-MBIA Insurance
 Corp.)
 5.32%(g)                                        05/15/17       14,935          14,935,000
------------------------------------------------------------------------------------------
 Series 1995 B Taxable RB (INS-MBIA Insurance
 Corp.)
 5.32%(g)                                        05/15/25       18,900          18,900,000
------------------------------------------------------------------------------------------
California (State of) Housing Finance Agency;
 Series 1998 P Taxable Home Mortgage RB
 (INS-Financial Security Assurance Inc.)
 5.30%(g)                                        08/01/29       21,700          21,700,000
------------------------------------------------------------------------------------------
 Series 1998 T Taxable Home Mortgage RB
 (INS-Ambac Assurance Corp.)
 5.29%(g)                                        08/01/29        7,780           7,780,000
------------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust

                                                              PRINCIPAL
                                                               AMOUNT
                                                MATURITY        (000)           VALUE
------------------------------------------------------------------------------------------
INSURED-(CONTINUED)

Illinois (State of) Student Assistance
 Commission;
 Series 1998 B Taxable Student Loan RB
 (INS-MBIA Insurance Corp.) 5.31%(g)             09/01/32     $ 15,370     $    15,370,000
------------------------------------------------------------------------------------------
 Series 1999 B-II Taxable Student Loan RB
 (INS-MBIA Insurance Corp.)
 5.31%(g)                                        09/01/34        2,000           2,000,000
------------------------------------------------------------------------------------------
 Series 1999 B-III Taxable Student Loan RB
 (INS-MBIA Insurance Corp.)
 5.31%(g)                                        09/01/34        4,750           4,750,000
------------------------------------------------------------------------------------------
Loanstar Assets Partners II;
 Series 2001 Tranche 1 Taxable Student Loan
 RB (INS-MBIA Insurance Corp.) (Acquired
 11/14/02; Cost $25,000,000)
 5.31%(b)(g)                                     09/01/36       25,000          25,000,000
------------------------------------------------------------------------------------------
 Series 2002 Tranche 1 Taxable Student Loan
 RB (INS-MBIA Insurance Corp.) (Acquired
 08/02/04; Cost $60,000,000)
 5.31%(b)(g)                                     08/01/37       60,000          60,000,000
------------------------------------------------------------------------------------------
 Series 2002 Tranche 2 Taxable Student Loan
 RB (INS-MBIA Insurance Corp.) (Acquired
 08/02/04; Cost $40,000,000)
 5.31%(b)(g)                                     08/01/37       40,000          40,000,000
------------------------------------------------------------------------------------------
 Series 2002 Tranche 3 Taxable Student Loan
 RB (INS-MBIA Insurance Corp.) (Acquired
 08/02/04; Cost $50,000,000)
 5.31%(b)(g)                                     08/01/37       50,000          50,000,000
------------------------------------------------------------------------------------------
 Series 2002 Tranche 4 Taxable Student Loan
 RB (INS-MBIA Insurance Corp.) (Acquired
 08/02/04; Cost $50,000,000)
 5.31%(b)(g)                                     08/01/37       50,000          50,000,000
------------------------------------------------------------------------------------------
Minnesota (State of), Fairview Hospital and
 Healthcare Services; Series 1994 A, Taxable
 ACES (INS-MBIA Insurance Corp.)
 5.32%(g)                                        11/01/15        3,400           3,400,000
------------------------------------------------------------------------------------------
New Jersey (State of) Housing and Mortgage
 Finance Agency; Series 2006 B, Taxable RB
 (INS-Financial Security Assurance Inc.)
 5.30%(g)                                        05/01/28        9,145           9,145,000
------------------------------------------------------------------------------------------
North Carolina (State of) Education
 Assistance Authority; Series 2005 A-5,
 Taxable Student Loan RB (INS-Ambac Assurance
 Corp.) 5.30%(g)                                 09/01/35        6,500           6,500,000
------------------------------------------------------------------------------------------
North Miami (City of), Florida; Series 2002,
 Refunding Special Obligation Taxable RB
 (INS-Ambac Assurance Corp.)
 5.35%(g)                                        07/01/32       14,130          14,130,000
------------------------------------------------------------------------------------------

                                                              PRINCIPAL
                                                               AMOUNT
                                                MATURITY        (000)           VALUE
------------------------------------------------------------------------------------------
INSURED-(CONTINUED)

Omaha (City of) Nebraska; (Riverfront
 Redevelopment Project) Series 2002 B,
 Special Obligation Taxable RB (INS-Ambac
 Assurance Corp.)
 5.37%(g)                                        02/01/26     $ 10,235     $    10,235,000
------------------------------------------------------------------------------------------
Omaha (City of), Nebraska; Special Tax
 Redevelopment; Series 2002 B, Taxable RB
 (INS-Ambac Assurance Corp.)
 5.37%(g)                                        02/01/13        1,300           1,300,000
------------------------------------------------------------------------------------------
Orange (County of), California Board of
 Education (Esplanade Project); Series 2002,
 Taxable COP (INS-Financial Security
 Assurance Inc.)
 5.32%                                           06/01/32        6,700           6,700,000
==========================================================================================
                                                                               386,845,000
==========================================================================================

LETTER OF CREDIT ENHANCED-6.66%(H)

422 Capital LLC; Series 2004-A, Taxable Notes
 (LOC-Wachovia Bank, N.A.)
 5.32%(g)                                        12/01/44       11,650          11,650,000
------------------------------------------------------------------------------------------
989 Market Street LLC; Series 2006,
 Incremental Taxable Bonds (LOC-Wachovia
 Bank, N.A.)
 5.32%                                           03/01/26        7,600           7,600,000
------------------------------------------------------------------------------------------
Advocare of South Carolina Inc.; Series 1997,
 Taxable Bonds (LOC-Wachovia Bank, N.A.)
 5.32%                                           06/01/17        9,250           9,250,000
------------------------------------------------------------------------------------------
Alaska (State of), Four Dam Pool Agency;
 Series 2004 B, Refunding Taxable Electric RB
 (LOC-Dexia Group S.A.)
 5.35%(c)(g)                                     07/01/26        4,230           4,230,000
------------------------------------------------------------------------------------------
Albany (City of), New York Industrial
 Development Agency (Albany Medical Center
 Hospital); Series 2006 B, Taxable IDR
 (LOC-Citizens Bank of Pennsylvania, N.A.)
 5.32%(g)                                        05/01/35        2,470           2,470,000
------------------------------------------------------------------------------------------
Albuquerque (City of), New Mexico (KTech
 Corp. Project); Series 2002, RB, Taxable RB
 (LOC-Wells Fargo Bank, N.A.)
 5.40%(g)                                        08/01/25        1,900           1,900,000
------------------------------------------------------------------------------------------
American Association of Retired Persons;
 Series 2001, Taxable Floating Rate Notes
 (LOC-Bank of America, N.A.) 5.35%(g)            05/01/31       31,200          31,200,000
------------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust

                                                              PRINCIPAL
                                                               AMOUNT
                                                MATURITY        (000)           VALUE
------------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Atlanticare Health Services, Inc.; Series
 2003, Taxable Bonds (LOC-Wachovia Bank,
 N.A.)
 5.39%(g)                                        10/01/33     $ 16,800     $    16,800,000
------------------------------------------------------------------------------------------
Auburn (City of), Alabama Industrial
 Development Board; Series 2006 A, Refunding
 Taxable IDR (LOC-Allied Irish Banks PLC)
 5.32%(c)(g)                                     07/01/26        5,640           5,640,000
------------------------------------------------------------------------------------------
B. Braun Medical Inc.; Series 2000, Taxable
 Bonds (LOC-Citizens Bank of Pennsylvania,
 N.A.)
 5.39%                                           02/01/15       10,450          10,450,000
------------------------------------------------------------------------------------------
 5.39%(g)                                        02/01/15       18,515          18,515,000
------------------------------------------------------------------------------------------
Baltimore (County of), Maryland (Oak Crest
 Village Inc. Project); Series 1999 B,
 Taxable RB (LOC-Wachovia Bank, N.A.)
 5.33%(g)                                        01/01/15        6,840           6,840,000
------------------------------------------------------------------------------------------
Belk, Inc.; Series 1998, Taxable Bonds
 (LOC-Wachovia Bank, N.A.)
 5.39%                                           07/01/08       12,500          12,500,000
------------------------------------------------------------------------------------------
 5.39%(g)                                        07/01/08       24,600          24,600,000
------------------------------------------------------------------------------------------
Bernalillo (County of), New Mexico (Tempur
 Production USA, Inc. Project); Series 2005
 A, Taxable RB (LOC-Bank of America, N.A.)
 5.35%(g)                                        09/01/30       18,365          18,365,000
------------------------------------------------------------------------------------------
Bochasanwais Shree Akshar Purushottam
 Swaminarayan Sanstha Inc.; Series 2006,
 Taxable Bonds (LOC-Comerica Bank)
 5.37%                                           06/01/22        3,300           3,300,000
------------------------------------------------------------------------------------------
Boston (City of), Massachusetts Industrial
 Development Financing Authority (Fenway
 Community Health Center Project);
 Series 2006 B, Taxable RB (LOC-Fifth Third
 Bank)
 5.32%(g)                                        06/01/36       16,095          16,095,000
------------------------------------------------------------------------------------------
 Series 2006 C, Taxable RB (LOC-Fifth Third
 Bank)
 5.32%(g)                                        06/01/36        7,625           7,625,000
------------------------------------------------------------------------------------------
Brazos River Authority (TXU Energy Co. LLC
 Project); Series 2001 I, Taxable PCR
 (LOC-Wachovia Bank, N.A.) 5.33%(g)              12/01/36       46,790          46,790,000
------------------------------------------------------------------------------------------
California (State of), Biola University;
 Series 2004 A, Taxable RB (LOC-Allied Irish
 Banks PLC) 5.35%(c)(g)                          10/01/34       12,300          12,300,000
------------------------------------------------------------------------------------------
 Series 2004 B, Taxable RB (LOC-BNP Paribas)
 5.35%(c)(g)                                     10/01/34       12,300          12,300,000
------------------------------------------------------------------------------------------

                                                              PRINCIPAL
                                                               AMOUNT
                                                MATURITY        (000)           VALUE
------------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

California (State of), Access to Loans for
 Learning Student Loan Corp.;
 Series 2001-II-A-5, Taxable Student Loan
 Program RB (LOC-State Street Bank & Trust
 Co.)
 5.31%(g)                                        07/01/36     $ 43,400     $    43,400,000
------------------------------------------------------------------------------------------
 Series 2001-II-A-6, Taxable Student Loan
 Program RB (LOC-State Street Bank & Trust
 Co.)
 5.33%                                           07/01/36        2,900           2,900,000
------------------------------------------------------------------------------------------
Capital Markets Access Co. LC (Alabama
 Digestive Health, LLC Project); Series
 2005-C, Taxable Floating Rate Bonds
 (LOC-Wachovia Bank, N.A.) 5.39%                 06/01/32          502             501,310
------------------------------------------------------------------------------------------
Capital Markets Access Co. LC (Boynton
 Outpatient Center, LLC Project); Series
 2005-B, Taxable Floating Rate Bonds
 (LOC-Wachovia Bank, N.A.) 5.39%(g)              07/01/25        1,315           1,315,000
------------------------------------------------------------------------------------------
Capital Markets Access Co. LC (Delray
 Outpatient Properties, LLC Project); Series
 2005-A, Taxable Floating Rate Bonds
 (LOC-Wachovia Bank, N.A.) 5.39%                 07/01/25        8,385           8,385,000
------------------------------------------------------------------------------------------
Capital Markets Access Co. LC (Pinnacle
 Financial Project);
 Series 2007, Taxable Floating Rate Bonds
 (LOC-Wachovia Bank, N.A.) 5.39%                 02/01/32       10,000          10,000,000
------------------------------------------------------------------------------------------
Capital One Funding Corp.;
 Series 1999 F, Taxable Floating Rate Notes
 (LOC-JPMorgan Chase Bank, N.A.)
 5.36%(g)                                        12/02/19        7,791           7,791,000
------------------------------------------------------------------------------------------
 Series 2000 B, Taxable Floating Rate Notes
 (LOC-JPMorgan Chase Bank, N.A.)
 5.36%(g)                                        07/01/20        7,048           7,048,000
------------------------------------------------------------------------------------------
 Series 2000 C, Taxable Floating Rate Notes
 (LOC-JPMorgan Chase Bank, N.A.)
 5.36%(g)                                        09/01/20        6,330           6,330,000
------------------------------------------------------------------------------------------
 Series 2000 D, Taxable Floating Rate Notes
 (LOC-JPMorgan Chase Bank, N.A.)
 5.36%(g)                                        05/01/26        6,500           6,500,000
------------------------------------------------------------------------------------------
Central Michigan Inns Capital LLC; Series
 1998-A,
 Taxable Floating Rate Notes (LOC-Wachovia
 Bank, N.A.) 5.39%                               11/01/28        9,580           9,580,000
------------------------------------------------------------------------------------------
 Taxable Floating Rate Notes (LOC-Wachovia
 Bank, N.A.) 5.39%(g)                            11/01/28        1,995           1,995,000
------------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust

                                                              PRINCIPAL
                                                               AMOUNT
                                                MATURITY        (000)           VALUE
------------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Chatham Capital Corp.; Series 2000, Taxable
 Floating Rate Notes (LOC-JPMorgan Chase
 Bank, N.A.) 5.36%(g)                            07/01/20     $ 11,900     $    11,900,000
------------------------------------------------------------------------------------------
Chula Vista (City of), California (Teresina
 Apartments); Series 2006 A, Refunding
 Multi-Family Housing Taxable RB (LOC-Federal
 National Mortgage Association)
 5.32%(g)                                        05/15/36        8,970           8,970,000
------------------------------------------------------------------------------------------
Columbus (City of), Georgia Development
 Authority (Fairfield Inn & Suites Project);
 Series 2003, Taxable RB (LOC- Regions Bank)
 5.37%                                           08/01/23        3,300           3,300,000
------------------------------------------------------------------------------------------
Conair Corp.;
 Series 2002, Taxable Economic Development
 Bonds (LOC-Wachovia Bank, N.A.)
 5.32%(g)                                        09/01/12        6,595           6,595,000
------------------------------------------------------------------------------------------
Corp. Finance Managers Inc. Integrated Loan
 Program; Series B, PARTs (LOC-Wells Fargo
 Bank, N.A.) 5.40%(g)                            02/02/43          260             260,000
------------------------------------------------------------------------------------------
Danville-Pittsylvania (County of), Virginia
 Regional Industrial Facility Authority
 (Crane Creek Project);
 Series 2005, Taxable RB (LOC-Wachovia Bank,
 N.A.)
 5.39%                                           01/01/26        7,200           7,200,000
------------------------------------------------------------------------------------------
Detroit (City of), Economic Development Corp.
 (Waterfront Reclamation and Casino
 Development Project);
 Series 1999 A, Taxable RB (LOC-Deutsche Bank
 A.G.)
 5.37%(c)(g)                                     05/01/09       41,830          41,830,000
------------------------------------------------------------------------------------------
Dome Corp.;
 Series 1991, Taxable Floating Rate Notes
 (LOC-Wachovia Bank, N.A.) 5.39%                 08/31/16        9,900           9,900,000
------------------------------------------------------------------------------------------
Emerald Bay Club L.P.;
 Series 2004, Taxable Floating Rate Notes
 (LOC-Wachovia Bank, N.A.) 5.32%(g)              12/01/15        8,000           8,000,000
------------------------------------------------------------------------------------------
EPC Allentown, LLC;
 Series 2005, Taxable Floating Rate Bonds
 (LOC-Wachovia Bank, N.A.) 5.32%(g)              07/01/30        6,000           6,000,000
------------------------------------------------------------------------------------------
Florida Christian College, Inc.;
 Series 2006, Taxable RB (LOC-Fifth Third
 Bank)
 5.35%(g)                                        11/01/36        6,500           6,500,000
------------------------------------------------------------------------------------------

                                                              PRINCIPAL
                                                               AMOUNT
                                                MATURITY        (000)           VALUE
------------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Fun Entertainment LLC;
 Series 2005, Taxable Floating Rate Bonds
 (LOC-Wachovia Bank, N.A.) 5.32%(g)              01/01/25     $ 10,420     $    10,420,000
------------------------------------------------------------------------------------------
General Secretariat of the Organization of
 American States;
 Series 2001 A, Taxable (LOC-Bank of America,
 N.A.)
 5.35%(g)                                        03/01/33       17,505          17,505,000
------------------------------------------------------------------------------------------
Germain Properties of Columbus Inc., Germain
 Real Estate Co. LLC and Germain Motor Co.;
 Series 2001, Taxable Floating Rate Notes
 (LOC-JPMorgan Chase Bank, N.A.)
 5.40%                                           03/01/31       10,200          10,200,000
------------------------------------------------------------------------------------------
 5.40%(g)                                        03/01/31        7,480           7,480,000
------------------------------------------------------------------------------------------
Glendale (City of), Arizona Industrial
 Development Authority (Thunderbird, The
 Garvin School of International Management);
 Series 2005 B, Taxable Refunding RB
 (LOC-Bank of New York)
 5.35%(g)                                        07/01/35        6,300           6,300,000
------------------------------------------------------------------------------------------
Hunter's Ridge/Southpointe; Series 2005,
 Taxable Floating Rate Notes (LOC-Wachovia
 Bank, N.A.)
 5.32%(g)                                        06/01/25        6,350           6,350,000
------------------------------------------------------------------------------------------
Illinois (State of), Student Assistance
 Commission; Series 1997 B, Taxable Student
 Loan RB (LOC-JPMorgan Chase Bank, N.A.)
 5.31%(g)                                        09/01/31        7,800           7,800,000
------------------------------------------------------------------------------------------
JPV Capital LLC;
 Series 1999 A, Taxable Floating Rate Notes
 (LOC-Wells Fargo Bank, N.A.) 5.39%(g)           12/01/39       16,750          16,750,000
------------------------------------------------------------------------------------------
Lake Oswego (City of), Oregon Redevelopment
 Agency; Series 2005 B, Taxable TAN
 (LOC-Wells Fargo Bank, N.A.)
 5.40%(g)                                        06/01/20          380             380,000
------------------------------------------------------------------------------------------
Liberty (County of), Georgia Industrial
 Authority (Hugo Boss, USA, Inc. Project);
 Series 2002, Taxable RB (LOC-Wachovia Bank,
 N.A.)
 5.39%(g)                                        01/01/18        4,200           4,200,000
------------------------------------------------------------------------------------------
Loanstar Assets Partners L.P.; Series 2005 A,
 Taxable Student Loan RB (LOC-State Street
 Bank & Trust Co.) (Acquired 02/23/05; Cost
 $157,350,000)
 5.31%(b)(g)                                     02/01/41      157,350         157,350,000
------------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust

                                                              PRINCIPAL
                                                               AMOUNT
                                                MATURITY        (000)           VALUE
------------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Lone Tree (City of), Colorado Building
 Authority; Series 2007, Taxable COP
 (LOC-Wells Fargo Bank, N.A.)
 5.40%(g)                                        12/01/17     $  3,075     $     3,075,000
------------------------------------------------------------------------------------------
LP Pinewood SPV LLC; Series 2003, Taxable
 Floating Rate Notes (LOC-Wachovia Bank,
 N.A.)
 5.32%(g)                                        02/01/18       55,200          55,200,000
------------------------------------------------------------------------------------------
Luzerne (County of), Pennsylvania Industrial
 Development Authority (PennSummit Tubular
 LLC Project);
 Series 2006 B, Taxable RB (LOC-Wachovia
 Bank, N.A.)
 5.32%                                           02/01/21        2,705           2,705,000
------------------------------------------------------------------------------------------
M2 Phoenix 1222 LLC; Series 2006, Taxable
 Floating Rate Notes (LOC-Wachovia Bank,
 N.A.)
 5.33%(g)                                        07/01/35       22,000          22,000,000
------------------------------------------------------------------------------------------
Macatawa Capital Partners LLC (Profile
 Industrial Packaging Corp.); Series 2003 A,
 Taxable Floating Rate Notes (LOC-Fifth Third
 Bank)
 5.36%(g)                                        12/01/53        2,975           2,975,000
------------------------------------------------------------------------------------------
Madison (City of), Wisconsin Community
 Development Authority (Overture Development
 Corp.);
 Series 2001, Taxable Conv. RB (LOC-JPMorgan
 Chase Bank, N.A.; U.S. Bank, N.A.; M&I
 Marshall & Ilsley Bank)
 5.41%(g)                                        06/01/36       58,700          58,700,000
------------------------------------------------------------------------------------------
Massachusetts (State of), Development Finance
 Agency (Briarwood Retirement Community);
 Series 2004 B, Taxable RB (LOC-Comerica
 Bank)
 5.37%                                           01/01/35        8,625           8,625,000
------------------------------------------------------------------------------------------
Meharry Medical College;
 Series 2001, Unlimited Taxable GO (LOC-Bank
 of America, N.A.)
 5.35%(g)                                        08/01/16        9,315           9,315,000
------------------------------------------------------------------------------------------
Michigan (State of), Strategic Fund (Holland
 Home Obligated Group);
 Series 2005 B, Taxable Refunding Limited
 Obligation RB (LOC-Fifth Third Bank)
 5.35%                                           11/01/28        7,695           7,695,000
------------------------------------------------------------------------------------------
Mississippi (State of), Business Finance
 Corp. (Belk, Inc. Project); Series 2005,
 Taxable IDR (LOC-Wachovia Bank, N.A.)
 5.32%(g)                                        10/01/25       21,000          21,000,000
------------------------------------------------------------------------------------------
Mississippi (State of), Business Finance
 Corp. (Lextron-Visteon Leasing Project);
 Series 2003, Taxable IDR (LOC-JPMorgan Chase
 Bank, N.A.)
 5.33%(g)                                        12/01/27        7,330           7,330,000
------------------------------------------------------------------------------------------

                                                              PRINCIPAL
                                                               AMOUNT
                                                MATURITY        (000)           VALUE
------------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Mississippi (State of), Business Finance
 Corp. (Viking Range Corp. Project);
 Series 2000, Taxable IDR (LOC-Bank of
 America, N.A.)
 5.39%                                           06/01/15     $ 10,690     $    10,690,000
------------------------------------------------------------------------------------------
Net Magan Two LLC;
 Series 2006, Taxable Notes (LOC-Wachovia
 Bank, N.A.)
 5.32%(g)                                        04/01/26       15,200          15,200,000
------------------------------------------------------------------------------------------
New Jersey (State of), Economic Development
 Authority Thermal Energy Facilities (Marina
 Energy LLC-2001 Project); Series B, Taxable
 RB (LOC-Wachovia Bank, N.A.)
 5.32%(g)                                        09/01/21        7,700           7,700,000
------------------------------------------------------------------------------------------
New Jersey (State of), Young Men's Christian
 Association of Hunterdon County; Series
 2004, Taxable Floating Rate Notes
 (LOC-Wachovia Bank, N.A.)
 5.32%(g)                                        02/01/24        2,210           2,210,000
------------------------------------------------------------------------------------------
New York (State of), Housing Finance Agency;
 Series 2003 F, Taxable Service Contract
 Refunding RB (LOC-State Street Bank & Trust
 Co.)
 5.32%(g)                                        09/15/07        3,100           3,100,000
------------------------------------------------------------------------------------------
Northwest Arkansas Regional Airport
 Authority; Series 2004 A, Taxable Refunding
 RB (LOC-Regions Bank)
 5.35%(g)                                        02/01/21       16,000          16,000,000
------------------------------------------------------------------------------------------
Polk (County of), Florida Industrial
 Development Authority (GSG Investments
 Project);
 Series 2005 B, Taxable IDR (LOC-Wachovia
 Bank, N.A.)
 5.39%(g)                                        05/01/27        3,270           3,270,000
------------------------------------------------------------------------------------------
Porterfield Family Partners, L.P.;
 Series 2004, Taxable Floating Rate Notes
 (LOC-Wachovia Bank, N.A.)
 5.39%(g)                                        07/01/14        3,000           3,000,000
------------------------------------------------------------------------------------------
Prince George's (County of), Maryland
 (Collington Episcopal Life Care Community,
 Inc.);
 Series 2006 C, Taxable RB (LOC-LaSalle Bank,
 N.A.)
 5.35%(g)                                        04/01/15        6,660           6,660,000
------------------------------------------------------------------------------------------
Racetrac Capital, LLC;
 Series 2000, Taxable Floating Rate Bonds
 (LOC-Regions Bank)
 5.34%(g)                                        09/01/20       16,600          16,600,000
------------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust

                                                              PRINCIPAL
                                                               AMOUNT
                                                MATURITY        (000)           VALUE
------------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Ray, R.G. Corp.; Series 2000, Taxable
 Floating Rate Bonds (LOC-LaSalle Bank, N.A.)
 5.36%(g)                                        01/01/15     $  2,495     $     2,495,000
------------------------------------------------------------------------------------------
Richmond (City of), Redevelopment & Housing
 Authority (1995 Old Manchester Project);
 Series 1995 B, Taxable RB (LOC-Wachovia
 Bank, N.A.)
 5.40%(g)                                        12/01/25        1,590           1,590,000
------------------------------------------------------------------------------------------
Rockwood Quarry, LLC;
 Series 2002, Taxable Floating Rate Notes
 (LOC-Fifth Third Bank)
 5.35%(g)                                        12/01/22        4,500           4,500,000
------------------------------------------------------------------------------------------
Roman Catholic Diocese of Charlotte;
 Series 2002, Taxable Floating Rate Bonds
 (LOC-Wachovia Bank, N.A.)
 5.32%(g)                                        05/01/14       12,455          12,455,000
------------------------------------------------------------------------------------------
Roman Catholic Diocese of Raleigh;
 Series 2002 A Taxable RB (LOC-Bank of
 America, N.A.)
 5.37%                                           06/01/18        4,500           4,500,000
------------------------------------------------------------------------------------------
 5.37%(g)                                        06/01/18        1,300           1,300,000
------------------------------------------------------------------------------------------
Sabri Arac (The Quarry Lane School);
 Series 2005, Taxable Floating Rate Bonds
 (LOC-Bank of America, N.A.)
 5.35%(g)                                        10/01/35       19,500          19,500,000
------------------------------------------------------------------------------------------
Santa Rosa (City of), California (Rancheria
 Tachi Yokut Tribe);
 Series 2004, Taxable RB (LOC-JPMorgan Chase
 Bank, N.A.)
 5.40%(g)                                        09/01/19       36,560          36,560,000
------------------------------------------------------------------------------------------
Savannah College of Art and Design;
 Series 2004, Taxable RB (LOC-Bank of
 America, N.A.)
 5.35%(g)                                        04/01/24       22,968          22,968,000
------------------------------------------------------------------------------------------
Shepherd Capital LLC (Open Terrace);
 Series 2002 B, Taxable Floating Rate Notes
 (LOC-Wachovia Bank, N.A.)
 5.32%(g)                                        11/01/52        9,730           9,730,000
------------------------------------------------------------------------------------------
Shepherd Capital LLC (Hinman Affiliates);
 Series 2003 D, Taxable Floating Rate Notes
 (LOC-Fifth Third Bank)
 5.32%(g)                                        07/01/54       10,000          10,000,000
------------------------------------------------------------------------------------------
Shepherd Capital LLC (Trade Center);
 Series 2004 A, Taxable Floating Rate Notes
 (LOC-Federal Home Loan Bank of Indianapolis)
 5.32%(g)                                        10/01/53        5,660           5,660,000
------------------------------------------------------------------------------------------

                                                              PRINCIPAL
                                                               AMOUNT
                                                MATURITY        (000)           VALUE
------------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Sprenger Enterprises Inc.;
 Series 2005, Taxable Floating Rate Bonds
 (LOC-JPMorgan Chase Bank, N.A.)
 5.36%(g)                                        10/01/35     $ 18,200     $    18,200,000
------------------------------------------------------------------------------------------
Thomasville (City of), Georgia Payroll
 Development Authority (American Fresh Foods
 L.P.);
 Series 2005 B, Taxable RB (LOC-Wachovia
 Bank, N.A.)
 5.39%(g)                                        09/01/17        1,175           1,175,000
------------------------------------------------------------------------------------------
United Fuels, LLC;
 Series 2006, Taxable RB (LOC-Fifth Third
 Bank)
 5.35%(g)                                        01/01/31        4,710           4,710,000
------------------------------------------------------------------------------------------
University of Virginia Real Estate
 Foundation;
 Series 2001, Taxable RB (LOC-Wachovia Bank,
 N.A.)
 5.39%(g)                                        07/01/26       44,320          44,320,000
------------------------------------------------------------------------------------------
Utah (State of), Telecommunication Open
 Infrastructure Agency;
 Series 2004, Taxable RB (LOC-Bank of
 America, N.A.)
 5.35%(g)                                        07/15/26       39,400          39,400,000
------------------------------------------------------------------------------------------
 Series 2006, Taxable RB (LOC-Bank of
 America, N.A.)
 5.35%(g)                                        07/15/26       10,000          10,000,000
------------------------------------------------------------------------------------------
Wake Forest University;
 Series 1997, Taxable RB (LOC-Wachovia Bank,
 N.A.)
 5.32%(g)                                        07/01/17        3,400           3,400,000
------------------------------------------------------------------------------------------
West Michigan Heart Capital LLC;
 Series 2004 A, Taxable Floating Rate Notes
 (LOC-Fifth Third Bank)
 5.32%(g)                                        05/01/44        9,530           9,530,000
------------------------------------------------------------------------------------------
Westmoreland (County of), Pennsylvania
 Industrial Development Authority (Excela
 Health Project);
 Series 2005 D, Taxable Health System IDR
 (LOC-Wachovia Bank, N.A.)
 5.34%(g)                                        07/01/25        1,900           1,900,000
------------------------------------------------------------------------------------------
Wisconsin (State of), Heart
 Hospital LLC (The);
 Series 2003, Taxable RB (LOC-JPMorgan Chase
 Bank, N.A.)
 5.32%(g)                                        11/01/23       37,800          37,800,000
==========================================================================================
                                                                             1,326,098,310
==========================================================================================
 Total Variable Rate Demand Notes (Cost
 $1,712,943,310)                                                             1,712,943,310
==========================================================================================

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust

                                                              PRINCIPAL
                                                               AMOUNT
                                                MATURITY        (000)           VALUE
------------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES-6.88%

ASSET-BACKED SECURITIES-FULLY SUPPORTED
 BANK-1.40%


RACERS Trust;
 Series 2004-6-MM, Floating Rate Notes
 (CEP-Lehman Brothers Holdings Inc.)
 (Acquired 04/13/04; Cost $279,000,000)
 5.34%(b)(d)                                     08/22/07     $279,000     $   279,000,000
==========================================================================================



ASSET-BACKED SECURITIES-SECURITY INVESTMENT
 VEHICLES-2.76%


Sigma Finance Inc.,
 (Acquired 03/13/06;
 Cost $99,990,000)
 5.28%(b)(c)(d)                                  03/19/07      100,000          99,999,512
------------------------------------------------------------------------------------------
 (Acquired 11/28/06; Cost $150,000,000)
 5.28%(b)(c)                                     12/03/07      150,000         150,000,000
------------------------------------------------------------------------------------------
 (Acquired 01/04/07; Cost $100,000,000)
 5.32%(b)(c)(d)                                  01/15/08      100,000         100,000,000
------------------------------------------------------------------------------------------
 (Acquired 10/13/06; Cost $100,000,000)
 5.39%(b)(c)                                     10/17/07      100,000         100,000,000
------------------------------------------------------------------------------------------
 (Acquired 01/18/07; Cost $100,000,000)
 5.40%(b)(c)                                     01/22/08      100,000         100,000,000
==========================================================================================
                                                                               549,999,512
==========================================================================================


DIVERSIFIED BANKS-0.18%

Lothian Mortgages Master Issuer PLC;
 (United Kingdom) Series 2006-1A, Class A1,
 Floating Rate Bonds (Acquired 05/05/06; Cost
 $36,271,500) 5.29%(b)(c)(d)                     04/24/07       36,272          36,271,500
==========================================================================================


FULLY SUPPORTED MONOLINE-0.41%

Wachovia Asset Securitization Issuance LLC;
 Series 2004-HEMM1, Class A, Putable Floating
 Rate Bonds (Acquired 09/07/05; Cost
 $80,965,277) 5.31%(b)(d)(i)                     11/25/34       80,965          80,965,276
==========================================================================================


STRUCTURED-2.13%

Granite Master Issuer PLC; (United Kingdom)
 Series 2006-1A, Class A1 Floating Rate Bonds
 (Acquired 01/08/07; Cost $150,000,000)
 5.29%(b)(c)(d)                                  01/20/08      150,000         150,000,000
------------------------------------------------------------------------------------------
 Series 2006-3A, Class A4 Floating Rate Bonds
 5.30%(c)(d)                                     08/20/07       75,000          75,000,000
------------------------------------------------------------------------------------------

                                                              PRINCIPAL
                                                               AMOUNT
                                                MATURITY        (000)           VALUE
------------------------------------------------------------------------------------------
Paragon Mortgages PLC; (United Kingdom)
 Series 12A, Class A1, Floating Rate Bonds
 (Acquired 07/14/06; Cost $91,476,612)
 5.30%(b)(c)(d)                                  05/17/07     $ 91,477     $    91,476,612
------------------------------------------------------------------------------------------
Permanent Financing PLC;
 (United Kingdom) Series 9A, Class 1A,
 Floating Rate Bonds (Acquired 03/15/06; Cost
 $109,000,000)
 5.29%(b)(c)(d)                                  03/10/07      109,000         109,000,000
==========================================================================================
                                                                               425,476,612
==========================================================================================
 Total Asset-Backed Securities (Cost
 $1,371,712,900)                                                             1,371,712,900
==========================================================================================

MASTER NOTE AGREEMENT-4.80%(J)

Merrill Lynch Mortgage Capital, Inc.
 (Acquired 02/05/07; Cost $956,000,000)
 5.44%(b)(d)(g)                                  04/05/07      956,000         956,000,000
==========================================================================================

TIME DEPOSITS-4.61%

CALYON (Cayman Islands)
 5.33%(c)(g)                                     03/01/07       75,000          75,000,000
------------------------------------------------------------------------------------------
Canadian Imperial Bank of Commerce (Cayman
 Islands)
 5.44%(c)(g)                                     03/01/07      220,000         220,000,000
------------------------------------------------------------------------------------------
Danske Bank (United Kingdom)
 5.37%(c)(g)                                     03/01/07      406,000         406,000,000
------------------------------------------------------------------------------------------
Wells Fargo Bank, N.A. (Cayman Islands)
 5.25%(c)(g)                                     03/01/07      218,116         218,115,915
==========================================================================================
 Total Time Deposits (Cost $919,115,915)                                       919,115,915
==========================================================================================

MEDIUM-TERM NOTES-3.51%

Allstate Life Global Funding Floating Rate
 MTN
 5.31%(d)                                        03/27/08       50,000          50,000,000
------------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust

                                                              PRINCIPAL
                                                               AMOUNT
                                                MATURITY        (000)           VALUE
------------------------------------------------------------------------------------------
MEDIUM-TERM NOTES-(CONTINUED)

Allstate Life Global Funding II,
 Floating Rate MTN (Acquired 03/08/04;
 Cost $140,000,000)
 5.37%(b)(d)                                     03/07/08     $140,000     $   140,000,000
------------------------------------------------------------------------------------------
 (Acquired 11/18/03; Cost $130,000,000)
 5.40%(b)(d)                                     03/14/08      130,000         130,000,000
------------------------------------------------------------------------------------------
Credit Agricole S.A. Floating Rate MTN
 (Acquired 06/23/06; Cost $100,000,000)
 5.33%(b)(c)(d)                                  03/24/08      100,000         100,000,000
------------------------------------------------------------------------------------------
Metropolitan Life Global Funding I Floating
 Rate MTN (Acquired 08/20/03; Cost
 $90,000,000)
 5.41%(b)(d)                                     03/14/08       90,000          90,000,000
------------------------------------------------------------------------------------------
Royal Bank of Canada Floating Rate Yankee MTN
 5.37%(c)(d)                                     03/07/08      100,000         100,000,000
------------------------------------------------------------------------------------------
Royal Bank of Scotland PLC, Sr. Unsec.
 Floating Rate MTN (Acquired 04/14/05; Cost
 $60,000,000)
 5.31%(b)(c)(d)                                  03/20/08       60,000          60,000,000
------------------------------------------------------------------------------------------
Westpac Banking Corp. Floating Rate MTN
 (Acquired 01/23/07; Cost $30,001,500)
 5.30%(b)(c)(d)                                  03/05/08       30,000          30,001,469
==========================================================================================
 Total Medium-Term Notes (Cost $700,001,469)                                   700,001,469
==========================================================================================


FUNDING AGREEMENTS-2.32%

MetLife Insurance Co. of Connecticut,
 (Acquired 08/25/06; Cost $100,000,000)
 5.42%(b)(d)(k)                                  08/27/07      100,000         100,000,000
------------------------------------------------------------------------------------------
 (Acquired 11/21/06; Cost $110,000,000)
 5.42%(b)(d)(k)                                  11/21/07      110,000         110,000,000
------------------------------------------------------------------------------------------
New York Life Insurance Co. (Acquired
 04/05/06; Cost $253,000,000)
 5.42%(b)(d)(k)                                  04/05/07      253,000         253,000,000
==========================================================================================
 Total Funding Agreements (Cost $463,000,000)                                  463,000,000
==========================================================================================
TOTAL INVESTMENTS (excluding Repurchase
 Agreements)-74.75% (Cost $14,898,353,718)                                  14,898,353,718
__________________________________________________________________________________________
==========================================================================================



                                                REPURCHASE
                                                  AMOUNT           VALUE
-----------------------------------------------------------------------------
REPURCHASE AGREEMENTS-26.36%(L)

ABN AMRO Bank N.V., Agreement dated 02/28/07,
  maturing value $200,029,611 (collateralized
  by U.S. Government obligations valued at
  $204,000,000; 5.71%-6.00%,
  04/01/35-05/01/38)
  5.33%, 03/01/07                              $200,029,611   $   200,000,000
-----------------------------------------------------------------------------
ABN AMRO Bank N.V., Joint agreement dated
  02/28/07, aggregate maturing value
  $350,051,139 (collateralized by U.S.
  Government obligations valued at
  $357,000,198; 3.00%-8.75%,
  06/30/08-08/15/22)
  5.26%, 03/01/07                              289,915,095        289,872,741
-----------------------------------------------------------------------------
Banc of America Securities LLC, Joint
  agreement dated 02/28/07, aggregate
  maturing value $250,036,458 (collateralized
  by U.S. Government obligations valued at
  $255,000,937; 0%-3.38%, 11/15/08-10/15/09)
  5.25%, 03/01/07                                5,000,729          5,000,000
-----------------------------------------------------------------------------
Banc of America Securities LLC, Joint
  agreement dated 02/28/07, aggregate
  maturing value $500,073,889 (collateralized
  by U.S. Government obligations valued at
  $510,000,001;
  5.00%, 05/01/35)
  5.32%, 03/01/07                              325,048,028        325,000,000
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
                                                REPURCHASE
                                                  AMOUNT           VALUE
REPURCHASE AGREEMENTS-(CONTINUED)

Barclays Capital Inc., Joint agreement dated
  02/28/07, aggregate maturing value
  $300,043,917 (collateralized by U.S.
  Government obligations valued at
  $306,000,397; 0.88%, 04/15/10)
  5.27%, 03/01/07                              $55,008,051    $    55,000,000
-----------------------------------------------------------------------------
Barclays Capital Inc., Joint agreement dated
  02/28/07, aggregate maturing value
  $500,074,028 (collateralized by U.S.
  Government obligations valued at
  $510,000,001; 4.00%-6.50%,
  08/01/18-06/01/39)
  5.33%, 03/01/07                              236,332,793        236,297,808
-----------------------------------------------------------------------------
Barclays Capital Inc., Joint agreement dated
  02/28/07, aggregate maturing value
  $500,621,781 (collateralized by U.S.
  Government obligations valued at
  $510,559,749; 0%-6.15%, 07/25/07-08/15/19)
  5.31%, 03/01/07                              132,067,246        132,047,769
-----------------------------------------------------------------------------
Bear, Stearns & Co., Inc., Joint agreement
  dated 02/28/07, aggregate maturing value
  $300,044,167 (collateralized by U.S.
  Government obligations valued at
  $306,004,334; 5.00%-7.00%,
  04/01/14-03/01/37)
  5.30%, 03/01/07                              100,014,722        100,000,000
-----------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust

                                                REPURCHASE
                                                  AMOUNT           VALUE
-----------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

BNP Paribas, Joint agreement dated 02/28/07,
  aggregate maturing value $250,036,597
  (collateralized by U.S. Government
  obligations valued at $255,000,422;
  0%-3.50%, 04/19/07-07/15/13)
  5.27%, 03/01/07                              $ 5,000,732    $     5,000,000
-----------------------------------------------------------------------------
BNP Paribas Securities Corp., Joint agreement
  dated 02/28/07, aggregate maturing value
  $999,149,087 (collateralized by U.S.
  Government and Corporate obligations valued
  at $1,033,052,963; 0%-7.68%,
  12/15/19-01/20/47)
  5.37%, 03/01/07(c)                           796,148,013        796,029,217
-----------------------------------------------------------------------------
Citigroup Global Markets Inc., Joint
  agreement dated 02/28/07, aggregate
  maturing value $1,300,194,007
  (collateralized by Corporate obligations
  valued at $1,365,000,001; 0%-26.32%,
  07/15/18-09/20/51)
  5.37%, 03/01/07                              899,133,163        899,000,000
-----------------------------------------------------------------------------
Citigroup Global Markets Inc., Joint
  agreement dated 02/28/07, aggregate
  maturing value $250,036,597 (collateralized
  by U.S. Government obligations valued at
  $255,000,000; 0%-4.88%, 10/31/07-02/15/20)
  5.27%, 03/01/07                                5,000,732          5,000,000
-----------------------------------------------------------------------------
Credit Suisse Securities (USA) LLC, Joint
  agreement dated 02/28/07, aggregate
  maturing value $250,036,597 (collateralized
  by U.S. Government obligations valued at
  $255,001,137; 0%, 08/15/26-11/15/26)
  5.27%, 03/01/07                                5,000,732          5,000,000
-----------------------------------------------------------------------------
Deutsche Bank Securities Inc., Joint
  agreement dated 02/28/07, aggregate
  maturing value $250,036,597 (collateralized
  by U.S. Government obligations valued at
  $255,000,536; 2.00%-8.13%,
  07/15/14-08/15/19)
  5.27%, 03/01/07                                5,000,732          5,000,000
-----------------------------------------------------------------------------
Fortis Bank N.V./S.A., Joint agreement dated
  02/28/07, aggregate maturing value
  $1,000,148,958 (collateralized by Corporate
  obligations valued at $1,050,000,000;
  4.25%-6.00%, 09/25/33-12/03/51)
  5.36%, 03/01/07(c)                           830,123,635        830,000,000
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
                                                REPURCHASE
                                                  AMOUNT           VALUE
REPURCHASE AGREEMENTS-(CONTINUED)

Goldman, Sachs & Co., Agreement dated
  02/28/07, maturing value $250,037,014
  (collateralized by U.S. Government
  obligations valued at $255,000,000;
  6.00%-6.50%, 03/01/26-05/01/33)
  5.33%, 03/01/07                              $250,037,014   $   250,000,000
-----------------------------------------------------------------------------
Greenwich Capital Markets, Inc., Joint
  agreement dated 02/28/07, aggregate
  maturing value $800,118,667 (collateralized
  by U.S. Government obligations valued at
  $816,004,542; 0%-8.88%, 04/20/07-02/01/37)
  5.34%, 03/01/07                              660,790,570        660,692,567
-----------------------------------------------------------------------------
JPMorgan Securities Inc., Joint agreement
  dated 02/28/07, aggregate maturing value
  $250,036,528 (collateralized by U.S.
  Government obligations valued at
  $255,003,563; 0%-8.00%, 05/15/14-02/15/37)
  5.26%, 03/01/07                                5,000,731          5,000,000
-----------------------------------------------------------------------------
Morgan Stanley, Agreement dated 02/28/07,
  maturing value $250,036,944 (collateralized
  by U.S. Government obligations valued at
  $256,090,261; 4.50%-7.00%,
  09/01/19-01/01/37)
  5.32%, 03/01/07                              250,036,944        250,000,000
-----------------------------------------------------------------------------
Morgan Stanley, Joint agreement dated
  02/28/07, aggregate maturing value
  $250,036,528 (collateralized by U.S.
  Government obligations valued at
  $257,026,021; 3.50%-6.50%,
  11/15/09-02/15/10)
  5.26%, 03/01/07                                5,000,731          5,000,000
-----------------------------------------------------------------------------
Societe Generale S.A., Joint agreement dated
  02/28/07, aggregate maturing value
  $300,043,833 (collateralized by U.S.
  Government obligations valued at
  $306,000,194; 0%-13.25%, 07/26/07-02/15/36)
  5.26%, 03/01/07                               55,008,036         55,000,000
-----------------------------------------------------------------------------
UBS Securities LLC, Joint agreement dated
  02/28/07, aggregate maturing value
  $300,043,917 (collateralized by U.S.
  Government obligations valued at
  $306,003,404; 4.50%-7.50%,
  08/15/11-02/15/36)
  5.27%, 03/01/07                               55,008,051         55,000,000
-----------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

Short-Term Investments Trust


                                                REPURCHASE
                                                  AMOUNT           VALUE
-----------------------------------------------------------------------------
Wachovia Capital Markets, LLC, Joint
  agreement dated 2/28/07, aggregate maturing
  value $300,044,833 (collateralized by
  Corporate obligations valued at
  $315,000,001; 4.12%-9.10%,
  10/20/18-08/15/48)
  5.38%, 03/01/07                              $85,615,033    $    85,602,240
=============================================================================
    Total Repurchase Agreements (Cost
      $5,254,542,342)                                           5,254,542,342
=============================================================================
TOTAL INVESTMENTS-101.11% (Cost
  $20,152,896,060)(m)(n)                                       20,152,896,060
=============================================================================
OTHER ASSETS LESS LIABILITIES-(1.11)%                            (221,993,453)
=============================================================================
NET ASSETS-100.00%                                            $19,930,902,607
_____________________________________________________________________________
=============================================================================

Investment Abbreviations:

ACES    - Automatically Convertible Extendable Security
CEP     - Credit Enhancement Provider
Conv.   - Convertible
COP     - Certificates of Participation
GO      - General Obligation Bonds
IDR     - Industrial Development Revenue Bonds
INS     - Insurer
LOC     - Letter of Credit
MTN     - Medium-Term Notes
PARTs   - Pooled Adjustable Rate Taxable Notes(SM)
PCR     - Pollution Control Revenue Bonds
RACERS  - Restructured Asset Certificates with Enhanced ReturnS(SM)
RB      - Revenue Bonds
Sr.     - Senior
TAN     - Tax Anticipation Notes
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at February 28, 2007 was $9,339,906,022, which represented 46.86% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows:
    United Kingdom: 17.8%; France: 7.1%; Belgium: 5.0%; other countries less than 5%: 7.9%.
(d) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2007.
(e) Demand security; payable upon demand by the Fund with usually no more than seven calendar days' notice.
(f) Principal and/or interest payments are secured by the bond insurance company listed.
(g) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(h) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(i) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months.
(j) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice based depending on the timing of the demand.
(k) Security considered to be illiquid. The Fund is limited to investing 10% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at February 28, 2007 was $463,000,000, which represented 2.32% of the Fund's Net Assets.
(l) Principal amount equals value at period end. See Note 11.
(m) Also represents cost for federal income tax purposes.
(n) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

                             ENTITIES                            PERCENTAGE
   ------------------------------------------------------------------------
   CALYON                                                            5.1%
   ________________________________________________________________________
   ========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

STIC PRIME PORTFOLIO

SCHEDULE OF INVESTMENTS

February 28, 2007
(Unaudited)

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)           VALUE
---------------------------------------------------------------------------------------
COMMERCIAL PAPER-66.83%(A)


ASSET-BACKED SECURITIES-COMMERCIAL
 LOANS/LEASES-3.96%


Fountain Square Commercial Funding Corp.
 (Acquired 01/29/07; Cost $39,650,000)
 5.25%(b)                                      03/30/07   $     40,000   $   39,830,833
---------------------------------------------------------------------------------------
 (Acquired 02/23/07; Cost $64,440,729)
 5.25%(b)                                      04/23/07         65,000       64,497,604
---------------------------------------------------------------------------------------
 (Acquired 01/08/07; Cost $69,406,789)
 5.26%(b)                                      03/07/07         70,000       69,938,634
---------------------------------------------------------------------------------------
 (Acquired 01/11/07; Cost $59,500,300)
 5.26%(b)                                      03/09/07         60,000       59,929,867
---------------------------------------------------------------------------------------
 (Acquired 01/11/07; Cost $29,737,000)
 5.26%(b)                                      03/12/07         30,000       29,951,783
---------------------------------------------------------------------------------------
 (Acquired 02/21/07; Cost $39,661,022)
 5.26%(b)                                      04/20/07         40,000       39,707,778
=======================================================================================
                                                                            303,856,499
=======================================================================================



ASSET-BACKED SECURITIES-CONSUMER RECEIVABLES-7.63%


Old Line Funding, LLC (Acquired 01/19/07;
 Cost $34,182,343)
 5.25%(b)                                      03/02/07         34,393       34,387,984
---------------------------------------------------------------------------------------
 (Acquired 01/19/07; Cost $55,638,461)
 5.25%(b)                                      03/05/07         56,006       55,973,330
---------------------------------------------------------------------------------------
 (Acquired 02/08/07; Cost $61,584,083)
 5.25%(b)                                      03/26/07         62,000       61,773,958
---------------------------------------------------------------------------------------
 (Acquired 02/22/07; Cost $40,980,177)
 5.25%(b)                                      04/10/07         41,263       41,022,299
---------------------------------------------------------------------------------------
 (Acquired 02/23/07; Cost $58,097,854)
 5.25%(b)                                      04/13/07         58,516       58,149,056
---------------------------------------------------------------------------------------
 (Acquired 02/23/07; Cost $41,323,502)
 5.26%(b)                                      04/02/07         41,554       41,359,897
---------------------------------------------------------------------------------------
 (Acquired 02/15/07; Cost $39,836,356)
 5.26%(b)                                      03/15/07         40,000       39,918,178
---------------------------------------------------------------------------------------
Thunder Bay Funding, LLC (Acquired 02/06/07;
 Cost $44,212,059)
 5.25%(b)                                      03/19/07         44,478       44,361,245
---------------------------------------------------------------------------------------
 (Acquired 02/07/07; Cost $54,003,922)
 5.26%(b)                                      04/03/07         54,441       54,178,753
---------------------------------------------------------------------------------------
 (Acquired 02/02/07; Cost $31,214,372)
 5.26%(b)                                      03/01/07         31,338       31,338,000
---------------------------------------------------------------------------------------
 (Acquired 02/08/07; Cost $30,001,641)
 5.26%(b)                                      03/13/07         30,147       30,094,142
---------------------------------------------------------------------------------------
 (Acquired 02/15/07; Cost $39,836,356)
 5.26%(b)                                      03/15/07         40,000       39,918,178
---------------------------------------------------------------------------------------
 (Acquired 02/07/07; Cost $52,330,152)
 5.26%(b)                                      03/26/07         52,692       52,499,528
=======================================================================================
                                                                            584,974,548
=======================================================================================

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)           VALUE
---------------------------------------------------------------------------------------


ASSET-BACKED SECURITIES-FULLY SUPPORTED
 BANK-10.43%


Govco Inc. (Multi CEP's-Government sponsored
 entities) (Acquired 01/29/07; Cost
 $49,737,250)
 5.26%(b)                                      03/06/07   $     50,000   $   49,963,507
---------------------------------------------------------------------------------------
Legacy Capital Co., LLC-Series A
 (Multi-CEP's-Liberty Hampshire Co., LLC;
 agent) (Acquired 02/13/07; Cost $49,802,375)
 5.27%(b)                                      03/12/07         50,000       49,919,486
---------------------------------------------------------------------------------------
Long Lane Master Trust IV-Series A (CEP-Bank
 of America, N.A.) (Acquired
 01/22/07-02/22/07; Cost $101,861,580)
 5.26%(b)                                      03/20/07        102,617      102,332,008
---------------------------------------------------------------------------------------
 (Acquired 02/23/07-02/26/07; Cost
 $149,363,208)
 5.27%(b)                                      03/27/07        150,000      149,429,083
---------------------------------------------------------------------------------------
Ticonderoga Funding LLC (CEP-Bank of America,
 N.A.) (Acquired 02/22/07; Cost $73,564,722)
 5.26%(b)                                      03/28/07         73,932       73,640,338
---------------------------------------------------------------------------------------

STIC PRIME PORTFOLIO

Short-Term Investments Trust

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)           VALUE
---------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-FULLY SUPPORTED
  BANK-(CONTINUED)

Variable Funding Capital Co. LLC
 (CEP-Wachovia Bank N.A.) (Acquired 01/25/07;
 Cost $149,081,250)
 5.25%(b)                                      03/08/07   $    150,000   $  149,846,875
---------------------------------------------------------------------------------------
 (Acquired 02/13/07; Cost $99,475,000)
 5.25%(b)                                      03/21/07        100,000       99,708,334
---------------------------------------------------------------------------------------
 (Acquired 02/05/07; Cost $49,671,875)
 5.25%(b)                                      03/22/07         50,000       49,846,875
---------------------------------------------------------------------------------------
 (Acquired 02/05/07; Cost $49,817,361)
 5.26%(b)                                      03/02/07         50,000       49,992,695
---------------------------------------------------------------------------------------
 (Acquired 02/08/07; Cost $24,868,250)
 5.27%(b)                                      03/16/07         25,000       24,945,104
=======================================================================================
                                                                            799,624,305
=======================================================================================



ASSET-BACKED SECURITIES-FULLY SUPPORTED
 MONOLINE-1.44%


Aquinas Funding LLC
 (CEP-MBIA Insurance Corp.) (Acquired
 02/20/07-02/21/07; Cost $110,004,848)
 5.27%(b)                                      03/23/07        110,497      110,141,476
=======================================================================================



ASSET-BACKED SECURITIES-
 MULTI-PURPOSE-24.08%


Atlantic Asset Securitization LLC (Acquired
 02/07/07; Cost $40,002,371)
 5.26%(b)                                      04/05/07         40,338       40,131,912
---------------------------------------------------------------------------------------
 (Acquired 02/06/07; Cost $22,260,714)
 5.26%(b)                                      03/16/07         22,385       22,335,940
---------------------------------------------------------------------------------------
 (Acquired 02/26/07; Cost $53,201,475)
 5.26%(b)                                      04/27/07         53,672       53,225,001
---------------------------------------------------------------------------------------
 (Acquired 02/15/07; Cost $49,583,188)
 5.27%(b)                                      04/13/07         50,000       49,685,562
---------------------------------------------------------------------------------------
Barton Capital LLC
 (Acquired 01/18/07; Cost $94,321,146)
 5.25%(b)                                      03/08/07         95,000       94,903,021
---------------------------------------------------------------------------------------
 (Acquired 02/09/07; Cost $99,547,917)
 5.25%(b)                                      03/12/07        100,000       99,839,583
---------------------------------------------------------------------------------------
 (Acquired 02/22/07; Cost $50,695,062)
 5.25%(b)                                      04/04/07         51,000       50,747,125
---------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)           VALUE
---------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-
  MULTI-PURPOSE-(CONTINUED)

Chariot Funding LLC/Ltd. (Acquired 01/10/07;
 Cost $101,020,248)
 5.25%(b)                                      03/09/07   $    101,882   $  101,763,138
---------------------------------------------------------------------------------------
 (Acquired 02/21/07; Cost $19,862,656)
 5.26%(b)                                      04/09/07         20,000       19,886,033
---------------------------------------------------------------------------------------
Charta LLC (Acquired 01/23/07; Cost
 $79,323,333)
 5.25%(b)                                      03/22/07         80,000       79,755,000
---------------------------------------------------------------------------------------
 (Acquired 02/01/07; Cost $49,612,806)
 5.26%(b)                                      03/26/07         50,000       49,817,361
---------------------------------------------------------------------------------------
 (Acquired 02/01/07; Cost $90,381,221)
 5.26%(b)                                      03/27/07         91,100       90,753,921
---------------------------------------------------------------------------------------
Clipper Receivables Co., LLC
 5.26%                                         03/06/07         50,000       49,963,507
---------------------------------------------------------------------------------------
CRC Funding LLC
 (Acquired 01/23/07; Cost $49,569,792)
 5.25%(b)                                      03/23/07         50,000       49,839,583
---------------------------------------------------------------------------------------
 (Acquired 01/30/07; Cost $99,371,722)
 5.26%(b)                                      03/14/07        100,000       99,810,055
---------------------------------------------------------------------------------------
 (Acquired 01/29/07; Cost $59,596,733)
 5.26%(b)                                      03/16/07         60,000       59,868,500
---------------------------------------------------------------------------------------
 (Acquired 02/21/07; Cost $61,637,467)
 5.27%(b)                                      03/22/07         61,900       61,709,890
---------------------------------------------------------------------------------------
Fairway Finance Co., LLC (Acquired 02/07/07;
 Cost $111,700,746)
 5.26%(b)                                      03/29/07        112,522      112,062,098
---------------------------------------------------------------------------------------
 (Acquired 02/01/07;
 Cost $49,795,444)
 5.26%(b)                                      03/01/07         50,000       50,000,000
---------------------------------------------------------------------------------------
Falcon Asset Securitization Corp. (Acquired
 02/06/07; Cost $60,004,255)
 5.25%(b)                                      03/28/07         60,445       60,206,998
---------------------------------------------------------------------------------------
 (Acquired 02/06/07; Cost $50,009,940)
 5.26%(b)                                      03/14/07         50,267       50,171,521
---------------------------------------------------------------------------------------
 (Acquired 02/20/07; Cost $38,846,145)
 5.26%(b)                                      03/19/07         39,000       38,897,430
---------------------------------------------------------------------------------------

STIC PRIME PORTFOLIO

Short-Term Investments Trust

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)           VALUE
---------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-
  MULTI-PURPOSE-(CONTINUED)

Ranger Funding Co., LLC (Acquired 02/23/07;
 Cost $148,862,500)
 5.25%(b)                                      04/16/07   $    150,000   $  148,993,750
---------------------------------------------------------------------------------------
 (Acquired 02/01/07; Cost $73,005,005)
 5.26%(b)                                      03/19/07         73,499       73,305,698
---------------------------------------------------------------------------------------
 (Acquired 02/20/07; Cost $49,795,250)
 5.27%(b)                                      03/20/07         50,000       49,861,062
---------------------------------------------------------------------------------------
Sheffield Receivables Corp. (Acquired
 02/07/07; Cost $149,254,833)
 5.26%(b)                                      03/13/07        150,000      149,737,000
---------------------------------------------------------------------------------------
Yorktown Capital, LLC
 5.26%                                         03/15/07         38,827       38,747,577
=======================================================================================
                                                                          1,846,018,266
=======================================================================================



ASSET-BACKED SECURITIES-SECURITY INVESTMENT
 VEHICLES-12.54%


Aquifer Funding Ltd./LLC (Acquired 02/06/07;
 Cost $99,590,111)
 5.27%(b)                                      03/06/07        100,000       99,926,805
---------------------------------------------------------------------------------------
 (Acquired 02/07/07; Cost $74,692,583)
 5.27%(b)                                      03/07/07         75,000       74,934,125
---------------------------------------------------------------------------------------
Grenadier Funding, Ltd./Corp. (Acquired
 02/08/07; Cost $41,534,017)
 5.26%(b)                                      04/09/07         41,901       41,662,461
---------------------------------------------------------------------------------------
Klio II Funding, Ltd./Corp. (Acquired
 01/29/07; Cost $99,940,733)
 5.28%(b)                                      03/02/07        100,412      100,397,273
---------------------------------------------------------------------------------------
 (Acquired 02/14/07-02/16/07; Cost
 $109,965,039)
 5.28%(b)                                      03/16/07        110,427      110,184,269
---------------------------------------------------------------------------------------
 (Acquired 02/27/07; Cost $34,094,664)
 5.28%(b)                                      03/21/07         34,200       34,099,680
---------------------------------------------------------------------------------------
Liberty Harbour II CDO Ltd./Inc. (Acquired
 02/27/07; Cost $134,188,969)
 5.28%(b)                                      04/11/07        135,000      134,188,969
---------------------------------------------------------------------------------------
 (Acquired 02/27/07; Cost $74,538,000)
 5.28%(b)                                      04/12/07         75,000       74,538,000
---------------------------------------------------------------------------------------
Newport Funding Corp. (CEP-MBIA Insurance
 Corp.) (Acquired 02/26/07; Cost $24,835,625)
 5.26%(b)                                      04/12/07         25,000       24,846,583
---------------------------------------------------------------------------------------
 (Acquired 02/13/07; Cost $49,787,736)
 5.27%(b)                                      03/14/07         50,000       49,904,847
---------------------------------------------------------------------------------------
 (Acquired 01/30/07; Cost $24,838,972)
 5.27%(b)                                      03/15/07         25,000       24,948,764
---------------------------------------------------------------------------------------
 (Acquired 01/31/07; Cost $49,641,347)
 5.27%(b)                                      03/21/07         50,000       49,853,611
---------------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)           VALUE
---------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-SECURITY INVESTMENT
  VEHICLES-(CONTINUED)

Perry Global Funding, Ltd./LLC-Series A
 (Acquired 02/07/07; Cost $30,533,639)
 5.25%(b)                                      04/02/07   $     30,776   $   30,632,379
---------------------------------------------------------------------------------------
 (Acquired 02/13/07; Cost $56,064,170)
 5.26%(b)                                      03/15/07         56,311       56,195,813
---------------------------------------------------------------------------------------
Tierra Alta Funding I, Ltd./Corp. (Acquired
 02/15/07; Cost $19,897,528)
 5.27%(b)                                      03/22/07         20,000       19,938,517
---------------------------------------------------------------------------------------
 (Acquired 01/23/07; Cost $35,407,538)
 5.28%(b)                                      03/07/07         35,627       35,595,648
=======================================================================================
                                                                            961,847,744
=======================================================================================


ASSET-BACKED SECURITIES-TRADE
 RECEIVABLES-3.49%


CAFCO, LLC
 (Acquired 01/24/07; Cost $24,828,646)
 5.25%(b)                                      03/12/07         25,000       24,959,896
---------------------------------------------------------------------------------------
 (Acquired 02/06/07; Cost $48,764,596)
 5.25%(b)                                      03/29/07         49,130       48,929,386
---------------------------------------------------------------------------------------
 (Acquired 01/16/07; Cost $99,357,111)
 5.26%(b)                                      03/01/07        100,000      100,000,000
---------------------------------------------------------------------------------------
 (Acquired 02/27/07; Cost $49,295,621)
 5.26%(b)                                      04/10/07         49,600       49,310,116
---------------------------------------------------------------------------------------
Ciesco, LLC (Acquired 02/05/07; Cost
 $44,665,313)
 5.25%(b)                                      03/28/07         45,000       44,822,812
=======================================================================================
                                                                            268,022,210
=======================================================================================

STIC PRIME PORTFOLIO

Short-Term Investments Trust

                                                           PRINCIPAL
                                                             AMOUNT
                                               MATURITY      (000)           VALUE
---------------------------------------------------------------------------------------


DIVERSIFIED BANKS-3.26%


Citigroup Funding Inc.
 5.27%                                         03/05/07   $    150,000   $  149,912,250
---------------------------------------------------------------------------------------
 5.27%                                         03/07/07        100,000       99,912,250
=======================================================================================
                                                                            249,824,500
=======================================================================================
 Total Commercial Paper (Cost $5,124,309,548)                             5,124,309,548
=======================================================================================
MASTER NOTE AGREEMENTS-8.19%


Lehman Brothers Inc. (Acquired 01/10/07; Cost
 $228,000,000)
 5.42%(b)(c)(d)(e)                                  --         228,000      228,000,000
---------------------------------------------------------------------------------------
Merrill Lynch Mortgage Capital, Inc.
 (Acquired 02/05/07; Cost $400,000,000)
 5.44%(b)(c)(d)                                04/05/07        400,000      400,000,000
=======================================================================================
 Total Master Note Agreements (Cost
 $628,000,000)                                                              628,000,000
=======================================================================================
U.S. GOVERNMENT AGENCY SECURITIES-0.87%


FEDERAL HOME LOAN BANK (FHLB)-0.87%


Unsec. Disc. Notes, 5.14%(a)(c) (Cost
 $66,200,000)                                  03/01/07         66,200       66,200,000
=======================================================================================
TOTAL INVESTMENTS
 (excluding Repurchase
 Agreements)-75.89%
 (Cost $5,818,509,548)                                                    5,818,509,548
=======================================================================================


                                                REPURCHASE
                                                  AMOUNT

REPURCHASE AGREEMENTS-27.21%(F)

ABN AMRO Bank N.V., Joint agreement dated
 02/28/07, aggregate maturing value
 $250,036,875 (collateralized by U.S.
 Government obligations valued at
 $255,000,272; 3.60%-6.00%,
 03/15/07-09/17/18)
 5.31%, 03/01/07                                105,015,488      105,000,000
-----------------------------------------------------------------------------
Banc of America Securities LLC, Joint
 agreement dated 02/28/07, aggregate maturing
 value $500,073,889 (collateralized by U.S.
 Government obligations valued at
 $510,000,001; 5.00%, 05/01/35)
 5.32%, 03/01/07                                 21,962,284       21,959,039
-----------------------------------------------------------------------------
Barclays Capital Inc., Joint agreement dated
 02/28/07, aggregate maturing value
 $500,074,028 (collateralized by U.S.
 Government obligations valued at
 $510,000,001; 4.00%-6.50%,
 08/01/18-06/01/39)
 5.33%, 03/01/07                                263,741,235      263,702,192
-----------------------------------------------------------------------------
Bear, Stearns & Co., Inc., Joint agreement
 dated 02/28/07, aggregate maturing value
 $300,044,167 (collateralized by U.S.
 Government obligations valued at
 $306,004,334; 5.00%-7.00%,
 04/01/14-03/01/37)
 5.30%, 03/01/07                               $200,029,444   $  200,000,000
-----------------------------------------------------------------------------
BNP Paribas Securities Corp., Joint agreement
 dated 02/28/07, aggregate maturing value
 $250,036,944 (collateralized by U.S.
 Government obligations valued at
 $255,000,405; 0%-4.72%, 04/18/07-03/15/10)
 5.32%, 03/01/07                                104,015,369      104,000,000
-----------------------------------------------------------------------------
Credit Suisse Securities (USA) LLC, Joint
 agreement dated 02/28/07, aggregate maturing
 value $250,036,944 (collateralized by U.S.
 Government obligations valued at
 $255,004,725; 0%, 11/30/07-06/17/33)
 5.32%, 03/01/07                                105,015,517      105,000,000
-----------------------------------------------------------------------------
Fortis Bank N.V./S.A., Joint agreement dated
 02/28/07, aggregate maturing value
 $200,029,611 (collateralized by U.S.
 Government obligations valued at
 $204,000,000; 2.88%-5.00%,
 09/14/07-11/01/19)
 5.33%, 03/01/07                                145,021,468      145,000,000
-----------------------------------------------------------------------------
Fortis Securities LLC, Joint agreement dated
 02/28/07, aggregate maturing value
 $275,040,639 (collateralized by U.S.
 Government obligations valued at
 $280,500,287; 0%-4.00%, 03/15/07-02/15/15)
 5.32%, 03/01/07                                129,019,063      129,000,000
-----------------------------------------------------------------------------
Goldman, Sachs & Co., Joint agreement dated
 02/28/07, aggregate maturing value
 $250,036,944 (collateralized by U.S.
 Government obligations valued at
 $255,000,043; 3.15%-6.25%,
 12/14/07-07/28/23)
 5.32%, 03/01/07                                104,015,369      104,000,000
-----------------------------------------------------------------------------
Morgan Stanley, Joint agreement dated
 02/28/07, aggregate maturing value
 $250,036,806 (collateralized by U.S.
 Government obligations valued at
 $257,623,762; 0%-7.13%, 04/05/07-04/01/56)
 5.30%, 03/01/07                                104,015,311      104,000,000
-----------------------------------------------------------------------------
Societe Generale S.A., Agreement dated
 02/28/07, (collateralized by U.S. Government
 obligations valued at $306,000,000;
 0%-6.84%, 01/15/08-12/01/36)
 5.33%, 03/01/07                                300,044,417      300,000,000
-----------------------------------------------------------------------------
UBS Securities LLC, Agreement dated 02/28/07,
 (collateralized by U.S. Government
 obligations valued at $255,002,643;
 5.00%-7.00%, 08/01/29-11/01/35) 5.33%,
 03/01/07                                       250,037,014      250,000,000
-----------------------------------------------------------------------------

STIC PRIME PORTFOLIO

Short-Term Investments Trust

                                                REPURCHASE
                                                  AMOUNT           VALUE
-----------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

UBS Securities LLC, Joint agreement dated
 02/28/07, aggregate maturing value
 $150,022,167 (collateralized by U.S.
 Government obligations valued at
 $153,001,380; 0%, 07/15/20-04/15/30) 5.32%,
 03/01/07                                      $  5,000,739   $    5,000,000
-----------------------------------------------------------------------------
Wachovia Bank, N.A., Agreement dated
 02/28/07, (collateralized by U.S. Government
 obligations valued at $255,000,001;
 4.50%-7.65%, 10/15/09-12/15/45) 5.33%,
 03/01/07                                       250,037,014      250,000,000
=============================================================================
 Total Repurchase Agreements (Cost
 $2,086,661,231)                                               2,086,661,231
=============================================================================
TOTAL INVESTMENTS-103.10% (Cost
 $7,905,170,779)(g)(h)                                         7,905,170,779
=============================================================================
OTHER ASSETS LESS LIABILITIES-(3.10)%                           (237,649,750)
=============================================================================
NET ASSETS-100.00%                                            $7,667,521,029
_____________________________________________________________________________
=============================================================================


Investment Abbreviations:

CEP     - Credit Enhancement Provider
Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at February 28, 2007 was $5,413,773,964, which represented 70.61% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(d) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice depending upon the timing of the demand. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on February 28, 2007.
(e) Open master note agreement with no specified maturity date. Either party may terminate the agreement upon thirty days prior written notice provided the last maturing advances under the note is paid in full, whether at maturity or on demand.
(f) Principal amount equals value at period end. See Note 11.
(g) Also represents cost for federal income tax purposes.
(h) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

      ENTITIES                                                          PERCENTAGE
      ----------------------------------------------------------------------------
      Merrill Lynch & Co.                                                  5.2%
       ___________________________________________________________________________
      ============================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

TREASURY PORTFOLIO

SCHEDULE OF INVESTMENTS

February 28, 2007
(Unaudited)


                       PRINCIPAL
                        AMOUNT
            MATURITY     (000)          VALUE
--------------------------------------------------
U.S. TREASURY
SECURITIES-21.35%
U.S.
  TREASURY
  BILLS-21.35%(A)
4.84%       04/05/07   $100,000    $    99,528,958
--------------------------------------------------
4.92%       04/05/07    100,000         99,522,153
--------------------------------------------------
4.94%       04/12/07    100,000         99,423,667
--------------------------------------------------
4.88%       05/17/07    150,000        148,435,617
--------------------------------------------------
4.87%       05/24/07    100,000         98,864,600
--------------------------------------------------
4.86%       05/31/07    100,000         98,771,247
--------------------------------------------------
4.87%       06/14/07    100,000         98,580,750
--------------------------------------------------
4.88%       06/14/07    100,000         98,576,666
--------------------------------------------------
4.87%       06/21/07    100,000         98,483,333
--------------------------------------------------
4.91%       07/05/07    100,000         98,283,250
--------------------------------------------------
4.92%       07/12/07    100,000         98,183,442
==================================================
    Total
      U.S.
  Treasury
Securities
     (Cost
     $1,136,653,683)                 1,136,653,683
==================================================
TOTAL
INVESTMENTS
 (excluding
Repurchase
Agreements)-21.35%
  (Cost
  $1,136,653,683)                    1,136,653,683
==================================================

                                                REPURCHASE
                                                  AMOUNT
REPURCHASE AGREEMENTS-79.06%(B)

ABN AMRO Bank N.V., Joint agreement dated
  02/28/07, aggregate maturing value
  $350,051,139 (collateralized by U.S.
  Treasury obligations valued at
  $357,000,198; 3.00%-8.75%,
  06/30/08-08/15/22) 5.26%, 03/01/07            60,136,044        60,127,259
----------------------------------------------------------------------------
Banc of America Securities LLC, Joint
  agreement dated 02/28/07, aggregate
  maturing value $250,036,458 (collateralized
  by U.S. Treasury obligations valued at
  $255,000,937; 3.38%, 11/15/08-10/15/09)
  5.25%, 03/01/07                              245,035,729       245,000,000
----------------------------------------------------------------------------
Barclays Capital Inc., Joint agreement dated
  02/28/07, aggregate maturing value
  $300,043,917 (collateralized by U.S.
  Treasury obligations valued at
  $306,000,397; 0.88%, 04/15/10) 5.27%,
  03/01/07                                     245,035,865       245,000,000
----------------------------------------------------------------------------
Bear, Stearns & Co., Inc., Open agreement,
  with no specific maturity date
  (collateralized by U.S. Treasury
  obligations valued at $102,187,338;
  0%-7.00%, 04/30/07-03/01/37)
  5.32%(c)                                              --       100,000,000
----------------------------------------------------------------------------

----------------------------------------------------------------------------
                                                REPURCHASE
                                                  AMOUNT          VALUE
REPURCHASE AGREEMENTS-(CONTINUED)

BNP Paribas Securities Corp., Joint agreement
  dated 02/28/07, aggregate maturing value
  $250,036,597 (collateralized by U.S.
  Treasury obligations valued at
  $255,000,422; 0%-3.50%, 04/19/07-07/15/13)
  5.27%, 03/01/07                              $245,035,865   $  245,000,000
----------------------------------------------------------------------------
CIBC World Markets Inc., Agreement dated
  02/28/07, (collateralized by U.S. Treasury
  obligations valued at $102,179,387;
  3.63%-4.50%, 09/30/11-05/15/13) 5.27%,
  03/01/07                                     100,014,639       100,000,000
----------------------------------------------------------------------------
Citigroup Global Markets Inc., Joint
  agreement dated 02/28/07, aggregate
  maturing value $250,036,597 (collateralized
  by U.S. Treasury obligations valued at
  $255,000,000; 0%-4.88%; 10/31/07-02/15/20)
  5.27%, 03/01/07                              245,035,865       245,000,000
----------------------------------------------------------------------------
Credit Suisse Securities (USA) LLC, Joint
  agreement dated 02/28/07, aggregate
  maturing value $250,036,597 (collateralized
  by U.S. Treasury obligations valued at
  $255,001,137; 0%, 08/15/26-11/15/26)
  5.27%, 03/01/07                              245,035,865       245,000,000
----------------------------------------------------------------------------
Deutsche Bank Securities Inc., Joint
  agreement dated 02/28/07, aggregate
  maturity value $250,036,597 (collateralized
  by U.S. Treasury obligations value at
  $255,000,536; 2.00-8.13%,
  07/15/14-08/15/19)
  5.27%, 03/01/07                              245,035,865       245,000,000
----------------------------------------------------------------------------
Fortis Securities LLC, Agreement dated
  02/28/07, (collateralized by U.S. Treasury
  obligations valued at $510,000,439;
  2.75%-8.75%, 04/30/07-02/15/36) 5.27%,
  03/01/07                                     500,073,194       500,000,000
----------------------------------------------------------------------------
Greenwich Capital Markets, Inc., Agreement
  dated 02/28/07, (collateralized by U.S.
  Treasury obligations valued at
  $510,004,487; 4.63%, 11/30/08-02/29/12)
  5.27%, 03/01/07                              500,073,194       500,000,000
----------------------------------------------------------------------------
JPMorgan Securities Inc., Joint agreement
  dated 02/28/07, aggregate maturing value
  $250,036,528 (collateralized by U.S.
  Treasury obligations valued at
  $255,003,563; 0%-8.00%,
  05/15/14-02/15/37)
  5.26%, 03/01/07                              245,035,797       245,000,000
----------------------------------------------------------------------------

TREASURY PORTFOLIO

Short-Term Investments Trust

                                                REPURCHASE
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Merrill Lynch Government Securities, Inc.,
  Agreement dated 02/28/07, (collateralized
  by U.S. Treasury obligations valued at
  $510,000,274; 0%, 05/15/07-11/15/26) 5.27%,
  03/01/07                                     $500,073,194   $  500,000,000
----------------------------------------------------------------------------
Morgan Stanley, Joint agreement dated
  02/28/07, aggregate maturing value
  $250,036,528 (collateralized by U.S.
  Treasury obligations valued at
  $257,026,021;
  3.50%-6.50%,11/15/09-02/15/10) 5.26%,
  03/01/07                                     245,035,797       245,000,000
----------------------------------------------------------------------------
Societe Generale S.A., Joint agreement dated
  02/28/07, aggregate maturing value
  $300,043,833 (collateralized by U.S.
  Treasury obligations valued at
  $306,000,194; 0%-13.25%, 07/26/07-02/15/36)
  5.26%, 03/01/07                              245,035,797       245,000,000
----------------------------------------------------------------------------

----------------------------------------------------------------------------
                                                REPURCHASE
                                                  AMOUNT          VALUE
REPURCHASE AGREEMENTS-(CONTINUED)

UBS Securities LLC, Joint agreement dated
  02/28/07, aggregate maturing value
  $300,043,917 (collateralized by U.S.
  Treasury obligations valued at
  $306,003,404; 0%-7.50%, 08/15/11-02/15/36)
  5.27%, 03/01/07                              $245,035,865   $  245,000,000
============================================================================
    Total Repurchase Agreements (Cost
      $4,210,127,259)                                          4,210,127,259
============================================================================
TOTAL INVESTMENTS-100.41% (Cost
  $5,346,780,942)(d)                                           5,346,780,942
============================================================================
OTHER ASSETS LESS LIABILITIES-(0.41)%                            (21,708,356)
============================================================================
NET ASSETS-100.00%                                            $5,325,072,586
____________________________________________________________________________
============================================================================

Investment Abbreviations:

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Principal amount equals value at period end. See Note 11.
(c) Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily.
(d) Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

GOVERNMENT & AGENCY PORTFOLIO

SCHEDULE OF INVESTMENTS

February 28, 2007
(Unaudited)


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)         VALUE
---------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES-24.95%

FEDERAL FARM CREDIT BANK (FFCB)-4.11%

Disc. Notes,
  5.09%(a)                                     07/06/07    $40,000    $39,281,745
---------------------------------------------------------------------------------
Floating Rate Bonds,
  5.18%(b)                                     08/01/07     90,000     89,992,686
=================================================================================
                                                                      129,274,431
=================================================================================
FEDERAL HOME LOAN BANK (FHLB)-1.59%

Unsec. Global Bonds,
  5.27%                                        11/21/07     50,000     49,988,656
=================================================================================
FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-12.84%

Series M006, Class A, Taxable Multifamily VRD
  Ctfs.,
  5.32%(c)                                     10/15/45     21,703     21,702,679
---------------------------------------------------------------------------------
Unsec. Disc. Notes,(a)
  5.13%                                        03/13/07     40,000     39,931,587
---------------------------------------------------------------------------------
  4.98%                                        04/17/07     20,000     19,869,967
---------------------------------------------------------------------------------
  4.99%                                        05/01/07     25,000     24,788,618
---------------------------------------------------------------------------------
  5.08%                                        08/31/07     30,000     29,224,537
---------------------------------------------------------------------------------
  5.03%                                        11/30/07     40,000     38,467,122
---------------------------------------------------------------------------------
Unsec. Floating Rate Global Notes,
  5.24%(b)                                     06/19/07     45,000     45,000,717
---------------------------------------------------------------------------------
Unsec. Floating Rate Medium Term Global
  Notes,
  5.17%(b)                                     09/27/07     75,000     74,978,227
---------------------------------------------------------------------------------
Unsec. Global Notes,
  2.70%                                        03/16/07     25,000     24,975,376
---------------------------------------------------------------------------------
  5.09%                                        08/31/07     45,633     44,451,124
---------------------------------------------------------------------------------
Unsec. Medium Term Global Notes,
  5.35%                                        12/19/07     40,000     40,000,000
=================================================================================
                                                                      403,389,954
=================================================================================
FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-6.03%

Unsec. Disc. Notes,(a)
  5.11%                                        03/23/07     50,000     49,843,861
---------------------------------------------------------------------------------
  5.10%                                        04/09/07     50,000     49,723,750
---------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)         VALUE
---------------------------------------------------------------------------------

FEDERAL FARM CREDIT BANK-(CONTINUED)

Unsec. Global Notes,
  4.75%                                        08/03/07    $40,000    $39,907,000
---------------------------------------------------------------------------------
  5.41%                                        12/28/07     50,000     50,000,000
=================================================================================
                                                                      189,474,611
=================================================================================
OVERSEAS PRIVATE INVESTMENT CORP.(OPIC)-0.38%

Gtd. VRD COP,
  5.30%(c)(d)                                  12/31/10     12,000     12,000,000
=================================================================================
    Total U.S. Government Agency Securities
      (Cost $784,127,652)                                             784,127,652
=================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-24.95% (Cost $784,127,652)                              784,127,652
=================================================================================


                                                REPURCHASE
                                                  AMOUNT          VALUE
REPURCHASE AGREEMENTS-75.34%(E)

ABN AMRO Bank N.V., Joint Agreement date
  2/28/2007, aggregate maturing value
  $250,036,875 (collateralized by U.S.
  Government obligations valued at
  $255,000,272; 3.60%-6.00%,
  03/15/07-09/17/18)
  5.31%, 03/01/07                              145,021,388       145,000,000
----------------------------------------------------------------------------
Barclays Capital Inc., Joint agreement dated
  02/28/07, aggregate maturing value
  $500,621,781 (collateralized by U.S.
  Government obligations valued at
  $510,559,749; 0%-6.15%, 07/25/07-08/15/19)
  5.31%, 03/01/07                              260,373,793       260,335,394
----------------------------------------------------------------------------
Bear, Stearns & Co., Inc, Open agreement
  dated 02/28/07, (collateralized by U.S.
  Government obligations valued at
  $255,190,347; 0%-7.13%, 04/30/07-03/01/37)
  5.32%(f)                                              --       150,000,000
----------------------------------------------------------------------------
BNP Paribas Securities Corp., Joint agreement
  dated 02/28/07, aggregate maturing value
  $250,036,944 (collateralized by U.S.
  Government obligations valued at
  $255,004,405; 0%-4.72%, 04/18/07-03/15/10)
  5.32%, 03/01/07                              145,021,428       145,000,000
----------------------------------------------------------------------------

GOVERNMENT & AGENCY PORTFOLIO

Short-Term Investments Trust

                                                REPURCHASE
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Citigroup Global Markets Inc., Joint
  agreement dated 02/28/07, aggregate
  maturing value $250,036,944 (collateralized
  by U.S. Government obligations valued at
  $250,000,188; 5.50%-5.60%,
  01/23/12-02/01/17) 5.32%, 03/01/07           $245,036,206   $  245,000,000
----------------------------------------------------------------------------
Credit Suisse Securities (USA) LLC, Joint
  agreement dated 02/28/07, aggregate
  maturing value $250,036,944 (collateralized
  by U.S. Government obligations valued at
  $255,004,725; 0%, 11/30/07-06/17/33)
  5.32%, 03/01/07                              145,021,428       145,000,000
----------------------------------------------------------------------------
Deutsche Bank Securities Inc., Joint
  agreement dated 02/28/07, aggregate
  maturing value $100,014,778 (collateralized
  by U.S. Government obligations valued at
  $102,000,170; 2.88%-6.13%,
  04/16/07-07/17/13) 5.32%, 03/01/07            99,014,630        99,000,000
----------------------------------------------------------------------------
Fortis Securities LLC, Joint agreement dated
  02/28/07, aggregate maturing value
  $275,040,639 (collateralized by U.S.
  Government obligations valued at
  $280,500,287; 0%-4.00%, 03/15/07-02/15/15)
  5.32%, 03/01/07                              145,021,428       145,000,000
----------------------------------------------------------------------------
Goldman, Sachs & Co., Joint agreement dated
  02/28/07, aggregate maturing value
  $250,036,944 (collateralized by U.S.
  Government obligations valued at
  $255,000,043; 3.15%-6.25%,
  12/14/07-07/28/23)
  5.32%, 03/01/07                              145,021,428       145,000,000
----------------------------------------------------------------------------

----------------------------------------------------------------------------
                                                REPURCHASE
                                                  AMOUNT          VALUE
REPURCHASE AGREEMENTS-(CONTINUED)

Morgan Stanley, Joint agreement dated
  02/28/07, aggregate maturing value
  $250,036,806 (collateralized by U.S.
  Government obligations valued at
  $257,623,762; 0%-7.13%,
  04/05/07-04/01/56)
  5.30%, 03/01/07                              $145,021,347   $  145,000,000
----------------------------------------------------------------------------
RBC Capital Markets, Agreement dated
  02/28/07, (collateralized by U.S.
  Government obligations valued at
  $510,003,037; 0%-7.25%,
  03/05/07-01/05/27)
  5.32%, 03/01/07                              500,073,889       500,000,000
----------------------------------------------------------------------------
Societe Generale S.A., Joint agreement dated
  02/28/07, aggregate maturing value
  $100,014,722 (collateralized by U.S.
  Government obligations valued at
  $102,000,406; 0%-7.25%,
  01/15/08-05/15/30)
  5.30%, 03/01/07                               99,014,575        99,000,000
----------------------------------------------------------------------------
UBS Securities LLC, Joint agreement dated
  02/28/07, aggregate maturing value
  $150,022,167 (collateralized by U.S.
  Government obligations valued at
  $153,001,380; 0%, 07/15/20-04/15/30) 5.32%,
  03/01/07                                     145,021,428       145,000,000
============================================================================
    Total Repurchase Agreements (Cost
      $2,368,335,394)                                          2,368,335,394
============================================================================
TOTAL INVESTMENTS-100.29% (Cost
  $3,152,463,046)(g)                                           3,152,463,046
============================================================================
OTHER ASSETS LESS LIABILITIES-(0.29)%                             (9,082,869)
============================================================================
NET ASSETS-100.00%                                            $3,143,380,177
____________________________________________________________________________
============================================================================

Investment Abbreviations:

Ctfs.   - Certificates
COP     - Certificates of Participation
Disc.   - Discounted
Gtd.    - Guaranteed
Unsec.  - Unsecured
VRD     - Variable Rate Demand

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2007.
(c) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2007.
(d) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(e) Principal amount equals value at period end. See Note 11.
(f) Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily.
(g) Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

GOVERNMENT TAXADVANTAGE PORTFOLIO

SCHEDULE OF INVESTMENTS

February 28, 2007
(Unaudited)


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)         VALUE
----------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES-106.51%

FEDERAL FARM CREDIT BANK (FFCB)-19.20%

Disc. Notes,(a)
  5.14%                                        03/16/07   $ 10,000    $  9,978,583
----------------------------------------------------------------------------------
  5.09%                                        07/06/07     10,000       9,820,436
----------------------------------------------------------------------------------
Floating Rate Bonds,(b)
  5.18%                                        08/01/07      9,000       8,999,269
----------------------------------------------------------------------------------
  5.20%                                        11/06/07     25,000      25,000,000
----------------------------------------------------------------------------------
Unsec. Floating Rate Bonds,(b)
  5.22%                                        03/01/07      4,050       4,050,000
----------------------------------------------------------------------------------
  5.21%                                        10/03/07     20,000      20,002,350
==================================================================================
                                                                        77,850,638
==================================================================================

FEDERAL HOME LOAN BANK (FHLB)-87.31%

Unsec. Disc. Notes,(a)
  5.18%                                        03/09/07    100,000      99,884,889
----------------------------------------------------------------------------------
  5.14%                                        03/16/07     20,000      19,957,167
----------------------------------------------------------------------------------
  5.13%                                        04/04/07     20,000      19,903,100
----------------------------------------------------------------------------------
  5.13%                                        04/20/07      8,077       8,019,474
----------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)         VALUE
----------------------------------------------------------------------------------

FEDERAL HOME LOAN BANK-(CONTINUED)

Unsec. Floating Rate Bonds,
  5.40%(b)                                     02/07/08   $ 20,000    $ 20,000,000
----------------------------------------------------------------------------------
Unsec. Floating Rate Global Bonds,
  5.17%(b)                                     03/14/08     15,000      14,994,465
----------------------------------------------------------------------------------
Unsec. Global Bonds,
  5.25%                                        10/03/07     10,000       9,997,709
----------------------------------------------------------------------------------
  5.27%                                        11/21/07      5,000       4,998,865
----------------------------------------------------------------------------------
  5.18%                                        03/16/07     50,000      49,892,187
----------------------------------------------------------------------------------
Unsec. Notes, 5.14%(c)                         03/01/07    106,300     106,300,000
==================================================================================
                                                                       353,947,856
==================================================================================
TOTAL INVESTMENTS(d)-106.51% (Cost
  $431,798,494)                                                        431,798,494
==================================================================================
OTHER ASSETS LESS LIABILITIES-(6.51)%                                  (26,397,842)
==================================================================================
NET ASSETS-100.00%                                                    $405,400,652
__________________________________________________________________________________
==================================================================================

Investment Abbreviations:

Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2007.
(c) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(d) Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2007
(Unaudited)

                                                                                                     GOVERNMENT &     GOVERNMENT
                                                 LIQUID ASSETS      STIC PRIME        TREASURY          AGENCY       TAXADVANTAGE
                                                   PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO       PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
ASSETS:

Investments, at value                           $14,898,353,718   $5,818,509,548   $1,136,653,683   $ 784,127,652    $431,798,494
---------------------------------------------------------------------------------------------------------------------------------
Repurchase agreements                            5,254,542,342     2,086,661,231    4,210,127,259   2,368,335,394              --
=================================================================================================================================
  Total investments                             20,152,896,060     7,905,170,779    5,346,780,942   3,152,463,046     431,798,494
=================================================================================================================================
Cash                                                        --                --               --           5,284          24,474
---------------------------------------------------------------------------------------------------------------------------------
Receivables for:
  Investments sold                                 272,750,929                --               --              --              --
---------------------------------------------------------------------------------------------------------------------------------
  Interest                                          68,622,524         2,698,731          615,959       3,443,167         512,122
---------------------------------------------------------------------------------------------------------------------------------
  Fund expenses absorbed                                95,688            15,735           40,780          22,484              --
---------------------------------------------------------------------------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                 581,544           336,001          231,616          76,922          62,193
---------------------------------------------------------------------------------------------------------------------------------
Other assets                                           304,351           258,208          141,939         116,051          71,233
=================================================================================================================================
     Total assets                               20,495,251,096     7,908,479,454    5,347,811,236   3,156,126,954     432,468,516
_________________________________________________________________________________________________________________________________
=================================================================================================================================


LIABILITIES:

Payables for:
  Investments purchased                            477,596,187       208,726,968               --              --      25,000,000
---------------------------------------------------------------------------------------------------------------------------------
  Amount due custodian                                 474,594                --               --      12,147,298       1,825,247
---------------------------------------------------------------------------------------------------------------------------------
  Dividends                                         82,977,641        30,570,358       21,329,663         240,973          84,848
---------------------------------------------------------------------------------------------------------------------------------
  Trustee deferred compensation and retirement
     plans                                           2,058,184           962,919          692,397              --          53,860
---------------------------------------------------------------------------------------------------------------------------------
Accrued distribution fees                              703,315           485,874          544,672         235,543          39,955
---------------------------------------------------------------------------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                              49,849            19,770           14,728           9,472           3,036
---------------------------------------------------------------------------------------------------------------------------------
Accrued transfer agent fees                            168,834            55,110           44,399          21,884           3,018
---------------------------------------------------------------------------------------------------------------------------------
Accrued operating expenses                             319,885           137,426          112,791          91,607          57,900
=================================================================================================================================
     Total liabilities                             564,348,489       240,958,425       22,738,650      12,746,777      27,067,864
=================================================================================================================================
Net assets applicable to shares outstanding     $19,930,902,607   $7,667,521,029   $5,325,072,586   $3,143,380,177   $405,400,652
_________________________________________________________________________________________________________________________________
=================================================================================================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                   $19,930,202,725   $7,666,745,714   $5,324,692,561   $3,143,130,186   $405,396,011
---------------------------------------------------------------------------------------------------------------------------------
Undistributed net investment income                  2,058,268           779,248          307,718         243,783           3,895
---------------------------------------------------------------------------------------------------------------------------------
Undistributed net realized gain (loss)              (1,358,386)           (3,933)          72,307           6,208             746
=================================================================================================================================
                                                $19,930,902,607   $7,667,521,029   $5,325,072,586   $3,143,380,177   $405,400,652
_________________________________________________________________________________________________________________________________
=================================================================================================================================


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

February 28, 2007
(Unaudited)

Short-Term Investments Trust

NET ASSETS:

Institutional Class                                      $14,191,802,003   $4,232,917,843   $2,257,903,689   $1,495,468,186
___________________________________________________________________________________________________________________________
===========================================================================================================================
Private Investment Class                                 $1,230,660,559    $  625,459,543   $  897,220,715   $ 575,513,829
___________________________________________________________________________________________________________________________
===========================================================================================================================
Personal Investment Class                                $   59,526,330    $  323,811,177   $  352,956,305   $  22,122,836
___________________________________________________________________________________________________________________________
===========================================================================================================================
Cash Management Class                                    $2,841,182,187    $1,691,149,975   $1,431,326,345   $ 692,173,414
___________________________________________________________________________________________________________________________
===========================================================================================================================
Reserve Class                                            $   31,052,432    $   50,991,322   $   89,366,004   $  24,876,939
___________________________________________________________________________________________________________________________
===========================================================================================================================
Resource Class                                           $1,147,133,143    $  469,189,077   $  295,133,636   $ 318,836,034
___________________________________________________________________________________________________________________________
===========================================================================================================================
Corporate Class                                          $  429,545,953    $  274,002,092   $    1,165,892   $  14,388,939
___________________________________________________________________________________________________________________________
===========================================================================================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Institutional Class                                      14,191,148,772     4,233,463,445    2,257,671,523   1,495,360,511
___________________________________________________________________________________________________________________________
===========================================================================================================================
Private Investment Class                                  1,230,676,899       625,564,548      897,253,237     575,476,707
___________________________________________________________________________________________________________________________
===========================================================================================================================
Personal Investment Class                                    59,529,939       323,765,522      352,927,900      22,120,103
___________________________________________________________________________________________________________________________
===========================================================================================================================
Cash Management Class                                     2,841,136,368     1,691,217,456    1,431,183,319     692,134,011
___________________________________________________________________________________________________________________________
===========================================================================================================================
Reserve Class                                                31,056,557        51,000,147       89,351,847      24,875,952
___________________________________________________________________________________________________________________________
===========================================================================================================================
Resource Class                                            1,147,140,394       469,162,002      295,128,349     318,811,840
___________________________________________________________________________________________________________________________
===========================================================================================================================
Corporate Class                                             429,513,294       274,002,578        1,165,942      14,386,294
___________________________________________________________________________________________________________________________
===========================================================================================================================
Net asset value, offering and redemption price per
  share for each class                                   $         1.00    $         1.00   $         1.00   $        1.00
___________________________________________________________________________________________________________________________
===========================================================================================================================
Cost of investments                                      $14,898,353,718   $5,818,509,548   $1,136,653,683   $ 784,127,652
---------------------------------------------------------------------------------------------------------------------------
Cost of repurchase agreements                            $5,254,542,342    $2,086,661,231   $4,210,127,259   $2,368,335,394
===========================================================================================================================
Total investments, at cost                               $20,152,896,060   $7,905,170,779   $5,346,780,942   $3,152,463,046
___________________________________________________________________________________________________________________________
===========================================================================================================================


NET ASSETS:

Institutional Class                                      $159,487,686
_______________________________________________________
=======================================================
Private Investment Class                                 $ 51,628,806
_______________________________________________________
=======================================================
Personal Investment Class                                $  7,321,393
_______________________________________________________
=======================================================
Cash Management Class                                    $ 91,412,320
_______________________________________________________
=======================================================
Reserve Class                                            $ 15,127,430
_______________________________________________________
=======================================================
Resource Class                                           $ 80,409,355
_______________________________________________________
=======================================================
Corporate Class                                          $     13,662
_______________________________________________________
=======================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Institutional Class                                       159,459,904
_______________________________________________________
=======================================================
Private Investment Class                                   51,653,829
_______________________________________________________
=======================================================
Personal Investment Class                                   7,323,408
_______________________________________________________
=======================================================
Cash Management Class                                      91,410,192
_______________________________________________________
=======================================================
Reserve Class                                              15,127,415
_______________________________________________________
=======================================================
Resource Class                                             80,411,030
_______________________________________________________
=======================================================
Corporate Class                                                13,619
_______________________________________________________
=======================================================
Net asset value, offering and redemption price per
  share for each class                                   $       1.00
_______________________________________________________
=======================================================
Cost of investments                                      $431,798,494
-------------------------------------------------------
Cost of repurchase agreements                            $         --
=======================================================
Total investments, at cost                               $431,798,494
_______________________________________________________
=======================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

STATEMENT OF OPERATIONS

For the six months ended February 28, 2007
(Unaudited)

                                                                                                      GOVERNMENT &    GOVERNMENT
                                                        LIQUID ASSETS    STIC PRIME      TREASURY        AGENCY      TAXADVANTAGE
                                                          PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:

Interest                                                $563,995,883    $211,710,023   $142,211,417   $82,874,754     $7,796,234
=================================================================================================================================

EXPENSES:

Advisory fees                                             15,771,923      5,913,254       4,067,423     1,560,233        285,766
---------------------------------------------------------------------------------------------------------------------------------
Administrative services fees                                 568,343        371,169         334,252       299,711         64,066
---------------------------------------------------------------------------------------------------------------------------------
Custodian fees                                               477,682        170,489         133,792        83,614          7,270
---------------------------------------------------------------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                 2,803,454      1,586,662       2,234,710     1,312,420        125,999
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                  264,016      1,202,848       1,228,337       102,672         26,548
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                    1,468,471        803,009         770,855       325,484         22,494
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                              186,091        297,132         652,942       111,554         56,275
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           1,163,495        404,976         351,773       311,001         45,789
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                             62,744         56,467             244         4,074              2
---------------------------------------------------------------------------------------------------------------------------------
Transfer agent fees                                          903,018        354,795         233,309       140,421         13,473
---------------------------------------------------------------------------------------------------------------------------------
Trustees' and officer's fees and benefits                    341,253        135,273          90,681        57,374         11,088
---------------------------------------------------------------------------------------------------------------------------------
Registration and filing fees                                      --             --              --            --         50,330
---------------------------------------------------------------------------------------------------------------------------------
Other                                                        670,425        428,195         254,465       219,000         74,825
=================================================================================================================================
    Total expenses                                        24,680,915     11,724,269      10,352,783     4,527,558        783,925
=================================================================================================================================
Less: Fees waived                                         (7,602,275)    (3,865,209)     (3,381,332)   (1,179,561)      (416,304)
=================================================================================================================================
    Net expenses                                          17,078,640      7,859,060       6,971,451     3,347,997        367,621
=================================================================================================================================
Net investment income                                    546,917,243    203,850,963     135,239,966    79,526,757      7,428,613
=================================================================================================================================

REALIZED GAIN (LOSS):

Net realized gain (loss) from investment securities         (182,608)            --         224,810        30,996            547
=================================================================================================================================
Net increase in net assets resulting from operations    $546,734,635    $203,850,963   $135,464,776   $79,557,753     $7,429,160
_________________________________________________________________________________________________________________________________
=================================================================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 28, 2007 and the year ended August 31, 2006 (Unaudited)

                                                                LIQUID ASSETS PORTFOLIO                STIC PRIME PORTFOLIO
                                                           ----------------------------------    --------------------------------
                                                            FEBRUARY 28,        AUGUST 31,        FEBRUARY 28,       AUGUST 31,
                                                                2007               2006               2007              2006
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                    $   546,917,243    $   884,596,378    $ 203,850,963     $  343,224,083
---------------------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                        (182,608)           911,060               --                 --
=================================================================================================================================
    Net increase in net assets resulting from operations       546,734,635        885,507,438      203,850,963        343,224,083
=================================================================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                         (400,640,325)      (639,998,716)    (117,658,440)      (234,363,354)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                     (27,724,180)       (42,306,265)     (15,709,248)       (22,943,890)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                     (1,652,398)        (2,936,707)      (7,535,905)        (8,010,719)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                        (75,837,565)      (127,479,313)     (41,515,937)       (49,228,142)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                   (814,799)        (1,939,893)      (1,301,686)        (2,108,618)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                               (29,343,008)       (42,131,448)     (10,304,859)       (16,193,048)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                              (10,904,968)       (27,804,036)      (9,824,888)       (10,376,312)
=================================================================================================================================
    Total distributions from net investment income            (546,917,243)      (884,596,378)    (203,850,963)      (343,224,083)
=================================================================================================================================
Distributions to shareholders from net realized gains:
  Institutional Class                                                   --           (478,590)              --                 --
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                              --            (33,284)              --                 --
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                             --             (1,910)              --                 --
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                                 --            (76,508)              --                 --
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                         --               (538)              --                 --
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                        --            (32,914)              --                 --
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                                       --             (1,728)              --                 --
=================================================================================================================================
    Total distributions from net realized gains                         --           (625,472)              --                 --
=================================================================================================================================
    Decrease in net assets resulting from distributions       (546,917,243)      (885,221,850)    (203,850,963)      (343,224,083)
=================================================================================================================================
Share transactions-net:
  Institutional Class                                         (866,713,306)     2,776,520,511     (490,666,843)       156,376,625
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                     249,987,134        171,846,264       34,153,849         34,597,047
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                     (4,906,310)        18,242,840       24,605,763        136,456,690
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                        127,322,434       (695,502,781)     312,188,175        469,909,700
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                 13,628,517       (110,822,387)      (4,900,491)       (10,802,596)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                58,032,587        186,260,377      143,860,829         53,456,001
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                              372,908,747       (409,826,741)    (251,679,308)       471,719,805
=================================================================================================================================
    Net increase (decrease) in net assets resulting from
      share transactions                                       (49,740,197)     1,936,718,083     (232,438,026)     1,311,713,272
=================================================================================================================================
    Net increase (decrease) in net assets                      (49,922,805)     1,937,003,671     (232,438,026)     1,311,713,272
=================================================================================================================================

NET ASSETS:

  Beginning of period                                       19,980,825,412     18,043,821,741    7,899,959,055      6,588,245,783
=================================================================================================================================
  End of period*                                           $19,930,902,607    $19,980,825,412    $7,667,521,029    $7,899,959,055
=================================================================================================================================
* Includes accumulated undistributed net investment
  income                                                   $     2,058,268    $     2,058,268    $     779,248     $      779,248
_________________________________________________________________________________________________________________________________
=================================================================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

For the six months ended February 28, 2007 and the year ended August 31, 2006 (Unaudited)

Short-Term Investments Trust

                                                                                                           GOVERNMENT &
                                                                    TREASURY PORTFOLIO                   AGENCY PORTFOLIO
                                                             --------------------------------    --------------------------------
                                                              FEBRUARY 28,       AUGUST 31,       FEBRUARY 28,       AUGUST 31,
                                                                  2007              2006              2007              2006
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                      $ 135,239,966     $  212,999,652    $  79,526,757     $  117,625,921
---------------------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                         224,810           (152,503)          30,996             97,483
=================================================================================================================================
    Net increase in net assets resulting from operations       135,464,776        212,847,149       79,557,753        117,723,404
=================================================================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                          (55,748,155)       (79,707,716)     (40,405,489)       (56,268,054)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                     (21,570,070)       (32,061,314)     (12,840,636)       (24,157,022)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                     (7,493,324)       (10,237,180)        (634,856)        (1,160,527)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                        (38,874,863)       (73,667,977)     (16,638,627)       (22,175,375)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                 (2,779,475)        (3,292,187)        (482,140)          (482,054)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                (8,732,687)       (13,748,086)      (7,824,985)       (11,101,166)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                                  (41,392)          (285,192)        (700,024)        (2,281,723)
=================================================================================================================================
    Decrease in net assets resulting from distributions       (135,239,966)      (212,999,652)     (79,526,757)      (117,625,921)
=================================================================================================================================
Share transactions-net:
  Institutional Class                                          156,025,912            703,777     (316,819,242)       812,699,419
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                     (75,164,789)      (256,870,746)      56,984,743       (232,324,616)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                     20,591,084         58,898,939      (17,477,067)         1,573,809
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                         73,713,799       (423,088,691)      35,811,695          2,952,181
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                (44,340,830)        56,501,483        2,987,754         17,248,290
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                               (57,756,228)        51,709,221       24,993,558         63,096,684
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                                 (689,271)           985,905      (14,333,120)       (33,288,657)
=================================================================================================================================
    Net increase (decrease) in net assets resulting from
      share transactions                                        72,379,677       (511,160,112)    (227,851,679)       631,957,110
=================================================================================================================================
    Net increase (decrease) in net assets                       72,604,487       (511,312,615)    (227,820,683)       632,054,593
=================================================================================================================================

NET ASSETS:

  Beginning of period                                        5,252,468,099      5,763,780,714    3,371,200,860      2,739,146,267
=================================================================================================================================
  End of period*                                             $5,325,072,586    $5,252,468,099    $3,143,380,177    $3,371,200,860
=================================================================================================================================
* Includes accumulated undistributed net investment income   $     307,718     $      307,718    $     243,783     $      243,783
_________________________________________________________________________________________________________________________________
=================================================================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

For the six months ended February 28, 2007 and the year ended August 31, 2006 (Unaudited)

Short-Term Investments Trust

                                                                       GOVERNMENT
                                                                 TAXADVANTAGE PORTFOLIO
                                                              ----------------------------
                                                              FEBRUARY 28,     AUGUST 31,
                                                                  2007            2006
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $ 7,428,613     $  8,125,913
------------------------------------------------------------------------------------------
  Net realized gain                                                   547              199
==========================================================================================
    Net increase in net assets resulting from operations        7,429,160        8,126,112
==========================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                          (3,542,858)      (3,881,519)
------------------------------------------------------------------------------------------
  Private Investment Class                                     (1,223,681)      (1,968,335)
------------------------------------------------------------------------------------------
  Personal Investment Class                                      (161,164)        (272,300)
------------------------------------------------------------------------------------------
  Cash Management Class                                        (1,129,759)      (1,317,568)
------------------------------------------------------------------------------------------
  Reserve Class                                                  (238,850)         (14,402)
------------------------------------------------------------------------------------------
  Resource Class                                               (1,131,962)        (671,100)
------------------------------------------------------------------------------------------
  Corporate Class                                                    (339)            (689)
==========================================================================================
    Decrease in net assets resulting from distributions        (7,428,613)      (8,125,913)
==========================================================================================
Share transactions-net:
  Institutional Class                                          79,383,499       (2,740,748)
------------------------------------------------------------------------------------------
  Private Investment Class                                    (37,434,759)      19,786,317
------------------------------------------------------------------------------------------
  Personal Investment Class                                       778,693          935,372
------------------------------------------------------------------------------------------
  Cash Management Class                                        59,161,062       (2,403,078)
------------------------------------------------------------------------------------------
  Reserve Class                                                14,689,678          437,737
------------------------------------------------------------------------------------------
  Resource Class                                               54,549,730       18,953,780
------------------------------------------------------------------------------------------
  Corporate Class                                                     342           13,277
==========================================================================================
    Net increase in net assets resulting from share
     transactions                                             171,128,245       34,982,657
==========================================================================================
    Net increase in net assets                                171,128,792       34,982,856
==========================================================================================

NET ASSETS:

  Beginning of period                                         234,271,860      199,289,004
==========================================================================================
  End of period*                                              $405,400,652    $234,271,860
==========================================================================================
* Includes accumulated undistributed net investment income    $     3,895     $      3,895
__________________________________________________________________________________________
==========================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Short-Term Investments Trust

NOTES TO FINANCIAL STATEMENTS

February 28, 2007
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Short-Term Investments Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers five separate portfolios, (each constituting a "Fund"). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government and Agency Portfolio and Government TaxAdvantage Portfolio (collectively, the "Funds"). Each Fund currently offers multiple classes of shares. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Funds.

    The investment objectives of the Funds are: to provide as high a level of current income as is consistent with the preservation of capital and liquidity for Liquid Assets Portfolio; and to maximize current income consistent with the preservation of capital and the maintenance of liquidity for STIC Prime Portfolio, Treasury Portfolio, Government and Agency Portfolio and Government TaxAdvantage Portfolio.

    The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A. SECURITY VALUATIONS -- The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund's net asset value and, accordingly, they reduce each Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the advisor.

       The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Funds' taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

Short-Term Investments Trust

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. REPURCHASE AGREEMENTS -- The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund's pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to AIM at an annual rate based on each Fund's average daily net assets as follows, respectively:

Liquid Assets Portfolio                                       0.15%
-------------------------------------------------------------------
STIC Prime Portfolio                                          0.15%
-------------------------------------------------------------------
Treasury Portfolio                                            0.15%
-------------------------------------------------------------------
Government and Agency Portfolio                               0.10%
-------------------------------------------------------------------


    Government TaxAdvantage pays an advisory fee to AIM based on the annual rate of the Fund's average net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $250 million                                            0.20%
-------------------------------------------------------------------
Next $250 million                                             0.15%
-------------------------------------------------------------------
Over $500 million                                             0.10%
 __________________________________________________________________
===================================================================


    Through at least June 30, 2007, AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.12% for each Fund based on average daily net assets of such Fund, respectively. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items;
(v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Funds may receive from banks where the Funds or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Funds. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of the fiscal year.

    For the six months ended February 28, 2007, AIM waived and/or reimbursed the following advisory fees and expenses:

                                                        ADVISORY FEES     EXPENSES
                                                           WAIVED        REIMBURSED
-----------------------------------------------------------------------------------
Liquid Assets Portfolio                                  $6,092,604       $    --
-----------------------------------------------------------------------------------
STIC Prime Portfolio                                      2,629,561            --
-----------------------------------------------------------------------------------
Treasury Portfolio                                        1,850,484            --
-----------------------------------------------------------------------------------
Government and Agency Portfolio                             485,415            --
-----------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                           285,766        39,487
-----------------------------------------------------------------------------------

Short-Term Investments Trust


    The Trust has entered into a master administrative services agreement with AIM pursuant to which each Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 28, 2007, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

    The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which each Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 28, 2007, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of each Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

 PRIVATE      PERSONAL       CASH
INVESTMENT   INVESTMENT   MANAGEMENT   RESERVE   RESOURCE   CORPORATE
---------------------------------------------------------------------
  0.50%        0.75%        0.10%       1.00%     0.20%       0.03%
---------------------------------------------------------------------


    Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges that may be paid by any class of shares of each Fund.

    FMC has contractually agreed through at least June 30, 2007, to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate shown below of average daily assets.

                                                  PRIVATE       PERSONAL        CASH
                                                 INVESTMENT    INVESTMENT    MANAGEMENT    RESERVE    RESOURCE    CORPORATE
---------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                             0.30%         0.55%         0.08%       0.87%        N/A         N/A
---------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                                0.30%         0.55%         0.08%       0.87%       0.16%        N/A
---------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                                  0.30%         0.55%         0.08%       0.87%       0.16%        N/A
---------------------------------------------------------------------------------------------------------------------------
Government and Agency Portfolio                     0.30%         0.55%         0.08%       0.87%       0.16%        N/A
---------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                   0.25%         0.55%         0.08%       0.87%       0.16%        N/A
---------------------------------------------------------------------------------------------------------------------------


    Pursuant to the agreement above, for the six months ended February 28, 2007 FMC waived Plan fees of:

                                                  PRIVATE       PERSONAL        CASH
                                                 INVESTMENT    INVESTMENT    MANAGEMENT    RESERVE    RESOURCE    CORPORATE
---------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                          $1,121,381     $ 70,404      $293,694     $24,192        N/A        N/A
---------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                               634,665       320,759       160,602     38,627      80,995        N/A
---------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                                 893,884       327,556       154,171     84,882      70,355        N/A
---------------------------------------------------------------------------------------------------------------------------
Government and Agency Portfolio                    524,968        27,379        65,097     14,502      62,200        N/A
---------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                   62,999         7,079         4,499      7,316       9,158        N/A
---------------------------------------------------------------------------------------------------------------------------


    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or FMC.

Short-Term Investments Trust

NOTE 3--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by each Fund to pay remuneration to each Trustee and Officer of such Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Funds, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

    During the six months ended February 28, 2007, the Funds paid legal fees for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees as shown below. A member of that firm is a Trustee of the Trust.

                                                                LEGAL FEES
--------------------------------------------------------------------------
Liquid Assets Portfolio                                          $40,309
--------------------------------------------------------------------------
STIC Prime Portfolio                                              17,119
--------------------------------------------------------------------------
Treasury Portfolio                                                11,643
--------------------------------------------------------------------------
Government and Agency Portfolio                                    7,714
--------------------------------------------------------------------------
Government TaxAdvantage Portfolio                                  2,379
--------------------------------------------------------------------------

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Funds may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the fund's aggregate borrowings from all sources exceeds 10% of the fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Funds did not borrow or lend under the facility during the six months ended February 28, 2007.

    Additionally, the Funds are permitted to temporarily carry a negative or overdrawn balance in their accounts with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 5--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to each Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds' fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Funds' had capital loss carryforward as of August 31, 2006 which expire as follows:

                                                                  CAPITAL LOSS CARRYFORWARD*
                                                              ----------------------------------
                                                               2011        2013         TOTAL
------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                       $   --    $1,175,778    $1,175,778
------------------------------------------------------------------------------------------------
STIC Prime Portfolio                                           1,014         2,919         3,933
------------------------------------------------------------------------------------------------
Treasury Portfolio                                                --            --            --
------------------------------------------------------------------------------------------------
Government and Agency Portfolio                                   --        24,778        24,778
------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                                 --            --            --
------------------------------------------------------------------------------------------------

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

Short-Term Investments Trust

NOTE 6--SHARE INFORMATION

Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

LIQUID ASSETS PORTFOLIO

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                             SIX MONTHS ENDED                            YEAR ENDED
                                                           FEBRUARY 28, 2007(A)                        AUGUST 31, 2006
                                                   -------------------------------------    -------------------------------------
                                                        SHARES              AMOUNT               SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                               110,793,312,102    $ 110,793,312,102     235,557,317,240    $ 235,557,317,240
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                            9,721,662,777        9,721,662,777      12,809,831,465       12,809,831,465
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                             254,045,683          254,045,683       1,080,146,099        1,080,146,099
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                              15,400,078,103       15,400,078,103      50,246,286,171       50,246,286,171
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                         170,634,958          170,634,958         213,645,752          213,645,752
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                      4,026,911,305        4,026,911,305       8,216,417,009        8,216,417,009
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                     6,309,876,225        6,309,876,225      12,038,432,670       12,038,432,670
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                   209,900,654          209,900,654         308,390,126          308,390,126
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               15,994,462           15,994,462          23,640,815           23,640,815
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                               1,122,234            1,122,234           1,430,778            1,430,778
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  49,648,923           49,648,923          82,949,222           82,949,222
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                             543,174              543,174           2,069,873            2,069,873
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         25,844,936           25,844,936          37,352,491           37,352,491
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                         1,106,530            1,106,530          13,737,375           13,737,375
=================================================================================================================================
Reacquired:
  Institutional Class                              (111,869,926,062)    (111,869,926,062)   (233,089,186,855)    (233,089,186,855)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                           (9,487,670,105)      (9,487,670,105)    (12,661,626,016)     (12,661,626,016)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                            (260,074,227)        (260,074,227)     (1,063,334,037)      (1,063,334,037)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                             (15,322,404,592)     (15,322,404,592)    (51,024,738,174)     (51,024,738,174)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                        (157,549,615)        (157,549,615)       (326,538,012)        (326,538,012)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                     (3,994,723,654)      (3,994,723,654)     (8,067,509,123)      (8,067,509,123)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                    (5,938,074,008)      (5,938,074,008)    (12,461,996,786)     (12,461,996,786)
=================================================================================================================================
                                                        (49,740,197)   $     (49,740,197)      1,936,718,083    $   1,936,718,083
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in aggregate they own 22% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM, and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM, and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
()     In addition, 9% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by AIM.

Short-Term Investments Trust

STIC -- PRIME PORTFOLIO

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                SIX MONTHS ENDED                          YEAR ENDED
                                                              FEBRUARY 28, 2007(A)                      AUGUST 31, 2006
                                                       -----------------------------------    -----------------------------------
                                                           SHARES              AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                   11,747,853,275    $ 11,747,853,275     33,727,337,322    $ 33,727,337,322
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               3,508,504,742       3,508,504,742      6,975,212,707       6,975,212,707
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                              2,188,219,239       2,188,219,239      2,420,656,917       2,420,656,917
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  4,111,842,997       4,111,842,997      7,143,960,542       7,143,960,542
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            335,330,756         335,330,756        668,911,725         668,911,725
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           903,789,556         903,789,556      1,598,272,098       1,598,272,098
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                        2,958,843,808       2,958,843,808      4,332,035,717       4,332,035,717
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                       27,723,858          27,723,858         37,481,766          37,481,766
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                   8,303,019           8,303,019         12,775,508          12,775,508
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                  5,467,049           5,467,049          5,098,789           5,098,789
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                     27,412,156          27,412,156         26,506,712          26,506,712
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                              1,109,306           1,109,306          1,760,454           1,760,454
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                             5,854,289           5,854,289         10,200,599          10,200,599
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                            6,983,590           6,983,590          5,381,192           5,381,192
=================================================================================================================================
Reacquired:
  Institutional Class                                  (12,266,243,976)    (12,266,243,976)   (33,608,442,463)    (33,608,442,463)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                              (3,482,653,912)     (3,482,653,912)    (6,953,391,168)     (6,953,391,168)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                             (2,169,080,525)     (2,169,080,525)    (2,289,299,016)     (2,289,299,016)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                 (3,827,066,978)     (3,827,066,978)    (6,700,557,554)     (6,700,557,554)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           (341,340,553)       (341,340,553)      (681,474,775)       (681,474,775)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                          (765,783,016)       (765,783,016)    (1,555,016,696)     (1,555,016,696)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                       (3,217,506,706)     (3,217,506,706)    (3,865,697,104)     (3,865,697,104)
=================================================================================================================================
                                                          (232,438,026)   $   (232,438,026)     1,311,713,272    $  1,311,713,272
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There is one entity that is record owner of more than 5% of the outstanding shares of the Fund and it owns 15% of the outstanding shares of the Fund. FMC has an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are owned beneficially.
()     In addition, 11% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by AIM.

Short-Term Investments Trust

TREASURY PORTFOLIO


                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                 SIX MONTHS ENDED                         YEAR ENDED
                                                               FEBRUARY 28, 2007(a)                     AUGUST 31, 2006
                                                         ---------------------------------    -----------------------------------
                                                             SHARES            AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                     7,015,559,754    $ 7,015,559,754     11,164,736,779    $ 11,164,736,779
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                6,073,511,108      6,073,511,108     10,087,977,495      10,087,977,495
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                               1,502,385,496      1,502,385,496      2,669,456,601       2,669,456,601
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                   7,787,128,684      7,787,128,684     14,598,028,830      14,598,028,830
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                             498,921,356        498,921,356        776,453,630         776,453,630
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                            974,004,150        974,004,150      2,194,184,327       2,194,184,327
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                               886,996            886,996        509,532,924         509,532,924
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                        15,719,207         15,719,207         19,112,464          19,112,464
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                    3,920,278          3,920,278          5,301,938           5,301,938
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                   6,072,369          6,072,369          7,644,477           7,644,477
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                       6,519,118          6,519,118         11,165,171          11,165,171
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                               2,286,849          2,286,849          2,605,795           2,605,795
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                              5,451,353          5,451,353          7,481,440           7,481,440
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                                45,082             45,082            277,521             277,521
=================================================================================================================================
Reacquired:
  Institutional Class                                    (6,875,253,049)    (6,875,253,049)   (11,183,145,466)    (11,183,145,466)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               (6,152,596,175)    (6,152,596,175)   (10,350,150,179)    (10,350,150,179)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                              (1,487,866,781)    (1,487,866,781)    (2,618,202,139)     (2,618,202,139)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  (7,719,934,003)    (7,719,934,003)   (15,032,282,692)    (15,032,282,692)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            (545,549,035)      (545,549,035)      (722,557,942)       (722,557,942)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         (1,037,211,731)    (1,037,211,731)    (2,149,956,546)     (2,149,956,546)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                            (1,621,349)        (1,621,349)      (508,824,540)       (508,824,540)
=================================================================================================================================
                                                             72,379,677    $    72,379,677       (511,160,112)   $   (511,160,112)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are six entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 53% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Short-Term Investments Trust

GOVERNMENT & AGENCY PORTFOLIO

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                 SIX MONTHS ENDED                         YEAR ENDED
                                                               FEBRUARY 28, 2007(A)                     AUGUST 31, 2006
                                                         ---------------------------------    -----------------------------------
                                                             SHARES            AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                     7,828,926,876    $ 7,828,926,876     16,058,832,080    $ 16,058,832,080
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                1,736,478,483      1,736,478,483      3,687,385,407       3,687,385,407
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                 150,956,503        150,956,503        440,728,475         440,728,475
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                   2,823,881,969      2,823,881,969      4,510,878,505       4,510,878,505
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                              72,201,607         72,201,607        181,101,639         181,101,639
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                            916,016,223        916,016,223      1,873,275,386       1,873,275,386
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                           831,093,099        831,093,099        781,406,999         781,406,999
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                        24,482,146         24,482,146         27,325,587          27,325,587
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                    7,992,076          7,992,076         11,291,023          11,291,023
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                     160,642            160,642            144,526             144,526
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                      15,501,919         15,501,919         19,227,328          19,227,328
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                 364,299            364,299            396,053             396,053
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                              4,631,914          4,631,914          4,870,086           4,870,086
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                               533,119            533,119          1,950,622           1,950,622
=================================================================================================================================
Reacquired:
  Institutional Class                                    (8,170,228,264)    (8,170,228,264)   (15,273,458,248)    (15,273,458,248)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               (1,687,485,816)    (1,687,485,816)    (3,931,001,046)     (3,931,001,046)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                (168,594,212)      (168,594,212)      (439,299,192)       (439,299,192)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  (2,803,572,193)    (2,803,572,193)    (4,527,153,652)     (4,527,153,652)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                             (69,578,152)       (69,578,152)      (164,249,402)       (164,249,402)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           (895,654,579)      (895,654,579)    (1,815,048,788)     (1,815,048,788)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                          (845,959,338)      (845,959,338)      (816,646,278)       (816,646,278)
=================================================================================================================================
                                                           (227,851,679)   $  (227,851,679)       631,957,110    $    631,957,110
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are six entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 42% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Short-Term Investments Trust

GOVERNMENT TAXADVANTAGE PORTFOLIO

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                        YEAR ENDED
                                                                 FEBRUARY 28, 2007(A)                    AUGUST 31, 2006
                                                           ---------------------------------    ---------------------------------
                                                               SHARES            AMOUNT             SHARES            AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                       1,486,383,010    $ 1,486,383,010     1,709,809,863    $ 1,709,809,863
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                    147,694,154        147,694,154       310,455,808        310,455,808
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                    15,954,807         15,954,807        33,847,841         33,847,841
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                       123,872,168        123,872,168       202,464,002        202,464,002
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                33,859,847         33,859,847         4,641,062          4,641,062
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                               90,602,936         90,602,936        33,886,629         33,886,629
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                               13,619             13,619           274,396            274,396
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                           2,410,191          2,410,191         2,492,496          2,492,496
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                        371,716            371,716           634,380            634,380
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                         4,929              4,929             7,586              7,586
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                           926,487            926,487         1,290,496          1,290,496
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                     3,468              3,468             6,631              6,631
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                  658,900            658,900           354,912            354,912
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                                  342                342               590                590
=================================================================================================================================
Reacquired:
  Institutional Class                                      (1,409,409,702)    (1,409,409,702)   (1,715,043,107)    (1,715,043,107)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                   (185,500,629)      (185,500,629)     (291,303,871)      (291,303,871)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                   (15,181,043)       (15,181,043)      (32,920,055)       (32,920,055)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                       (65,637,593)       (65,637,593)     (206,157,576)      (206,157,576)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                               (19,173,637)       (19,173,637)       (4,209,956)        (4,209,956)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                              (36,712,106)       (36,712,106)      (15,287,761)       (15,287,761)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                              (13,619)           (13,619)         (261,709)          (261,709)
=================================================================================================================================
                                                              171,128,245    $   171,128,245        34,982,657    $    34,982,657
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are three entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 78% of the outstanding shares of the Fund. ADI has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
()     In addition, 9% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other funds that are also advised by AIM.
(b)  Corporate Class shares commenced sales on February 23, 2006.

NOTE 7--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on each Fund's financial statements and currently intends for the Funds to adopt FIN 48 provisions during the fiscal year ending August 31, 2008.

Short-Term Investments Trust


NOTE 8--FINANCIAL HIGHLIGHTS

LIQUID ASSETS PORTFOLIO

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                               RESOURCE CLASS
                                            -------------------------------------------------------------------------------------
                                            SIX MONTHS ENDED                           YEAR ENDED AUGUST 31,
                                              FEBRUARY 28,         --------------------------------------------------------------
                                                  2007                2006         2005        2004         2003          2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $     1.00          $     1.00    $   1.00    $   1.00    $     1.00    $     1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                              0.03                0.04        0.02        0.01          0.01          0.02
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                         0.00                0.00        0.00       (0.00)         0.00          0.00
=================================================================================================================================
    Total from investment operations                 0.03                0.04        0.02        0.01          0.01          0.02
=================================================================================================================================
Less distributions:
  Dividends from net investment income              (0.03)              (0.04)      (0.02)      (0.01)        (0.01)        (0.02)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                --               (0.00)         --          --            --            --
=================================================================================================================================
    Total distributions                             (0.03)              (0.04)      (0.02)      (0.01)        (0.01)        (0.02)
=================================================================================================================================
Net asset value, end of period                 $     1.00          $     1.00    $   1.00    $   1.00    $     1.00    $     1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                      2.53%               4.36%       2.29%       0.85%         1.12%         1.96%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)       $1,147,133          $1,089,107    $902,832    $952,193    $1,239,380    $1,546,155
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                                   0.32%(b)            0.32%       0.32%       0.32%         0.31%         0.31%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                   0.38%(b)            0.38%       0.39%       0.38%         0.37%         0.39%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average
  net assets                                         5.04%(b)            4.30%       2.24%       0.84%         1.14%         1.92%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $1,173,136,878.

STIC PRIME PORTFOLIO

                                                                                   RESOURCE CLASS
                                                   ------------------------------------------------------------------------------
                                                   SIX MONTHS ENDED                        YEAR ENDED AUGUST 31,
                                                     FEBRUARY 28,         -------------------------------------------------------
                                                         2007               2006        2005        2004       2003        2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $   1.00           $   1.00    $   1.00    $   1.00    $  1.00    $   1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                    0.03               0.04        0.02        0.01       0.01        0.02
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                          --                 --          --       (0.00)        --       (0.00)
=================================================================================================================================
    Total from investment operations                       0.03               0.04        0.02        0.01       0.01        0.02
=================================================================================================================================
Less dividends from net investment income                 (0.03)             (0.04)      (0.02)      (0.01)     (0.01)      (0.02)
=================================================================================================================================
Net asset value, end of period                         $   1.00           $   1.00    $   1.00    $   1.00    $  1.00    $   1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                            2.55%              4.42%       2.35%       0.86%      1.11%       1.85%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)               $469,189           $325,328    $271,872    $151,783    $88,259    $213,654
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements           0.28%(b)           0.28%       0.28%       0.28%      0.26%       0.26%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                         0.39%(b)           0.39%       0.39%       0.39%      0.38%       0.34%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average net
  assets                                                   5.09%(b)           4.37%       2.32%       0.85%      1.12%       1.89%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $408,331,709.

Short-Term Investments Trust

TREASURY PORTFOLIO

                                                                                  RESOURCE CLASS
                                                  -------------------------------------------------------------------------------
                                                  SIX MONTHS ENDED                        YEAR ENDED AUGUST 31,
                                                    FEBRUARY 28,         --------------------------------------------------------
                                                        2007               2006        2005        2004        2003        2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $   1.00           $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                   0.02               0.04        0.02        0.01        0.01        0.02
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                              0.00               0.00        0.00        0.00       (0.00)       0.00
=================================================================================================================================
    Total from investment operations                      0.02               0.04        0.02        0.01        0.01        0.02
=================================================================================================================================
Less distributions:
  Dividends from net investment income                   (0.02)             (0.04)      (0.02)      (0.01)      (0.01)      (0.02)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                     --                 --       (0.00)      (0.00)         --          --
=================================================================================================================================
    Total distributions                                  (0.02)             (0.04)      (0.02)      (0.01)      (0.01)      (0.02)
=================================================================================================================================
Net asset value, end of period                        $   1.00           $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                           2.49%              4.21%       2.21%       0.82%       1.12%       1.91%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)              $295,134           $352,874    $301,176    $337,798    $624,053    $449,511
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements          0.28%(b)           0.28%       0.28%       0.28%       0.27%       0.26%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                        0.39%(b)           0.40%       0.40%       0.39%       0.39%       0.35%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average net
  assets                                                  4.96%(b)           4.11%       2.17%       0.79%       1.11%       1.86%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $354,688,407.

GOVERNMENT & AGENCY PORTFOLIO

                                                                                  RESOURCE CLASS
                                                  -------------------------------------------------------------------------------
                                                  SIX MONTHS ENDED                        YEAR ENDED AUGUST 31,
                                                    FEBRUARY 28,         --------------------------------------------------------
                                                        2007               2006        2005        2004        2003        2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $   1.00           $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                   0.03               0.04        0.02        0.01        0.01        0.02
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                              0.00              (0.00)      (0.00)      (0.00)       0.00        0.00
=================================================================================================================================
    Total from investment operations                      0.03               0.04        0.02        0.01        0.01        0.02
=================================================================================================================================
Less dividends from net investment income                (0.03)             (0.04)      (0.02)      (0.01)      (0.01)      (0.02)
=================================================================================================================================
Net asset value, end of period                        $   1.00           $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                           2.52%              4.32%       2.28%       0.87%       1.13%       1.92%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)              $318,836           $293,839    $230,735    $387,168    $371,428    $310,690
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements          0.28%(b)           0.28%       0.28%       0.28%       0.28%       0.28%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                        0.35%(b)           0.36%       0.37%       0.35%       0.35%       0.35%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average net
  assets                                                  5.03%(b)           4.29%       2.26%       0.87%       1.12%       1.85%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $313,578,548.

Short-Term Investments Trust

GOVERNMENT TAXADVANTAGE PORTFOLIO

                                                                                     RESOURCE CLASS
                                                        -------------------------------------------------------------------------
                                                        SIX MONTHS ENDED                     YEAR ENDED AUGUST 31,
                                                          FEBRUARY 28,         --------------------------------------------------
                                                              2007              2006       2005      2004       2003       2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $  1.00            $  1.00    $ 1.00    $  1.00    $  1.00    $  1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                        0.02               0.04      0.02       0.01       0.01       0.02
---------------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and
    unrealized)                                                0.00               0.00      0.00       0.00       0.00       0.00
=================================================================================================================================
    Total from investment operations                           0.02               0.04      0.02       0.01       0.01       0.02
=================================================================================================================================
Less distributions:
  Dividends from net investment income                        (0.02)             (0.04)    (0.02)     (0.01)     (0.01)     (0.02)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                          --                 --        --      (0.00)     (0.00)     (0.00)
=================================================================================================================================
    Total distributions                                       (0.02)             (0.04)    (0.02)     (0.01)     (0.01)     (0.02)
=================================================================================================================================
Net asset value, end of period                              $  1.00            $  1.00    $ 1.00    $  1.00    $  1.00    $  1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                                2.48%              4.24%     2.22%      0.83%      1.08%      1.82%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                    $80,409            $25,859    $6,906    $10,557    $15,236    $29,726
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements               0.28%(b)           0.28%     0.28%      0.28%      0.29%      0.29%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements            0.54%(b)           0.57%     0.61%      0.53%      0.53%      0.45%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average net assets           4.94%(b)           4.15%     2.24%      0.82%      1.05%      1.82%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $46,168,000.

Short-Term Investments Trust


NOTE 9--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

PENDING LITIGATION AND REGULATORY INQUIRIES

    On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the AMVESCAP defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

Short-Term Investments Trust

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Karen Dunn Kelley                             11 Greenway Plaza
                                  President and Principal                       Suite 100
Frank S. Bayley                   Executive Officer                             Houston, TX 77046-1173
James T. Bunch                    Philip A. Taylor                              INVESTMENT ADVISOR
                                  Executive Vice President                      A I M Advisors, Inc.
Bruce L. Crockett                                                               11 Greenway Plaza
Chair                             Todd L. Spillane                              Suite 100
                                  Chief Compliance Officer                      Houston, TX 77046-1173
Albert R. Dowden
                                  Russell C. Burk                               TRANSFER AGENT
Jack M. Fields                    Senior Vice President and Senior Officer      AIM Investment Services, Inc.
                                                                                P.O. Box 4739
Martin L. Flanagan                John M. Zerr                                  Houston, TX 77210-4739
                                  Senior Vice President, Secretary and Chief
Carl Frischling                   Legal Officer                                 CUSTODIAN
                                                                                The Bank of New York
Robert H. Graham                  Sidney M. Dilgren                             2 Hanson Place
Vice Chair                        Vice President, Treasurer                     Brooklyn, NY 11217-1431
                                  and Principal Financial Officer
Prema Mathai-Davis                                                              COUNSEL TO THE FUND
                                  Lisa O. Brinkley                              Ballard Spahr
Lewis F. Pennock                  Vice President                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street, 51st Floor
Ruth H. Quigley                   Kevin M. Carome                               Philadelphia, PA 19103-7599
                                  Vice President
Larry Soll                                                                      COUNSEL TO THE INDEPENDENT TRUSTEES
                                  Patrick J.P. Farmer                           Kramer, Levin, Naftalis & Frankel LLP
Raymond Stickel, Jr.              Vice President                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714
Philip A. Taylor                  Stephen M. Johnson
                                  Vice President                                DISTRIBUTOR
                                                                                Fund Management Company
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. Shareholders can look up the Fund's Form N-Q filings on the SEC Web site, sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02729 and 002-58287.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30,2006, is available at our Web site. Go to AlMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. This information is also available on the SEC Web site, sec.gov.

                                                                  [AIM INVESTMENTS LOGO]
AIMinvestments.com    STIT-SAR-4   Fund Management Company        - REGISTERED TRADEMARK -
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ITEM 2. CODE OF ETHICS.

     The Code of Ethics (the "Code") that applies to the Registrant's Principal
     Executive Officer ("PEO") and Principal Financial Officer ("PFO") during the period covered by the report was amended in September, 2006, to (i) remove individuals listed in Exhibit A and any references to Exhibit A thus allowing for future flexibility and (ii) remove ambiguities found in the second paragraph of Section III. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

     Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
     MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
     COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     None.

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of March 15, 2007, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer
     ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including

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     the PEO and PFO, concluded that, as of March 15, 2007, the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1)
     that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission;
     and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

12(a)(1)   Not applicable.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)   Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Short-Term Investments Trust


By: /s/ Karen Dunn Kelley
    ---------------------------------
    Karen Dunn Kelley
    Principal Executive Officer

Date: May 4, 2007

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Karen Dunn Kelley
    ---------------------------------
    Karen Dunn Kelley
    Principal Executive Officer

Date: May 4, 2007


By: /s/ Sidney M. Dilgren
    ---------------------------------
    Sidney M. Dilgren
    Principal Financial Officer

Date: May 4, 2007

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                                  EXHIBIT INDEX

12(a)(1)   Not applicable.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)   Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.